              As filed with the Securities and Exchange Commission
                                on April 27, 2007
                      Registration No. 333-40265; 811-08481

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]

                        Post-Effective Amendment No. 24                      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]

                               Amendment No. 25                              [X]

                        (Check appropriate box or boxes)

                                   ----------

                    COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
               (Exact Name of Registrant as specified in Charter)

                              One Financial Center
                                Boston, MA 02111
          (Address of Principal Executive Offices, including Zip Code)

                                   ----------

       Registrant's Telephone Number, including Area Code: (800) 321-7854

                             James R. Bordewick, Jr.
                          c/o Columbia Management Group
                               100 Federal Street
                                Boston, MA 02110
                     (Name and Address of Agent for Service)

                                 With copies to:
                             Marco E. Adelfio, Esq.
                             Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                             Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

[X]  Immediately upon filing pursuant to Rule 485(b), or

(TM) 60 days after filing pursuant to Rule 485(a), or

(TM) 75 days after filing pursuant to paragraph (a)(2)

(TM) on (date) pursuant to Rule 485(b), or

(TM) on (date) pursuant to Rule 485(a).

[ ]  on (date) pursuant to paragraph(a)(2) of Rule 485

If appropriate, check the following box:

(TM) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

     The Registrant is filing this Post-Effective Amendment No. 24 under the 1933 Act and Post-Effective Amendment No. 25 under the 1940 Act to the Registration Statement on Form N-1A for Columbia Funds Variable Insurance Trust I (the "Trust") in order to provide updated financial information and to effect certain non-material changes for the Funds of the Trust.

COLUMBIA MANAGEMENT.

Columbia Funds Variable Insurance Trust I
Prospectus - Class A Shares
May 1, 2007

STOCK FUNDS

Columbia Marsico Growth Fund, Variable Series

Columbia Marsico Focused Equities Fund, Variable Series

Columbia Marsico 21st Century Fund, Variable Series

Columbia Mid Cap Growth Fund, Variable Series

CORPORATE BOND FUND

Columbia High Yield Fund, Variable Series

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED
OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.

ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NOT FDIC-INSURED         NOT BANK ISSUED

    NOT BANK
   GUARANTEED             MAY LOSE VALUE

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.





 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 58.


YOUR INVESTMENT IN A FUND IS NOT A BANK DEPOSIT OR OTHER OBLIGATION OF, OR ISSUED OR ENDORSED OR GUARANTEED BY, BANK OF AMERICA, N.A. (BANK OF AMERICA) OR ANY OF ITS AFFILIATES. YOUR INVESTMENT IN A FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUNDS AND MAY BE COMPENSATED IN CONNECTION WITH THE SALE OF THE FUNDS.

YOUR INVESTMENT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL INVESTED. YOUR INVESTMENT MAY LOSE MONEY.

--------------------------------------------------------------------------------


This booklet, which is called a prospectus, tells you about five of the Funds of Columbia Funds Variable Insurance Trust I. The Funds are the underlying investment vehicles for certain variable annuity contracts and/or variable life insurance policies issued by leading life insurance companies. Please read this prospectus carefully, because it contains information that's designed to help you make informed investment decisions.



This prospectus offers Class A shares of the Funds. Class A shares have their fees and other features. The Funds also offer Class B shares, which have different fees, and which you may eligible to purchase. Please contact your investment professional for more information regarding the share classes offered by the Funds of Columbia Funds Variable Insurance Trust I.


ABOUT THE FUNDS


Each of the Funds is diversified, except Columbia Marsico Focused Equities Fund, Variable Series, which is non-diversified.



Each of the Funds has a different investment focus:


  - Stock Funds invest primarily in equity securities of U.S. companies.


  - Corporate Bond Funds focus on the potential to earn income by investing primarily in fixed income securities. Columbia High Yield Fund, Variable Series is a high yield bond fund that focuses on the potential to earn income by investing primarily in high yield debt securities, which are often referred to as "junk bonds". High yield bond funds offer the opportunity for higher levels of income than other corporate bond funds.


Because they invest in different kinds of securities, the Funds also have different risk/return characteristics.

Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk. Foreign securities also involve special risks not associated with investing in the U.S. stock market, which you need to be aware of before you invest.

High yield debt securities, like all fixed income securities, have the potential to increase in value because when interest rates fall, the value of these securities tends to rise. When interest rates rise, however, the value of these securities tends to fall. Other things can also affect the value of high yield debt securities, most importantly credit risk. High yield debt securities are generally more sensitive to credit risk than other types of fixed income securities.

In every case, there's a risk that you'll lose money or that you may not earn as much as you expect.

CHOOSING THE RIGHT FUND FOR YOU

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.


The Stock Funds generally focus on long-term growth. They may be suitable for you if:


  - you have longer-term investment goals;

  - they're part of a balanced portfolio; or

  - you want to try to protect your portfolio against a loss of buying power that inflation can cause over time.

They may not be suitable for you if:

  - you're not prepared to accept or are unable to bear the risks associated with equity securities, including foreign securities;

  - you have short-term investment goals; or

  - you're looking for a regular stream of income.


The Corporate Bond Fund focuses on the potential to earn income. It may be suitable for you if:


  - you're looking for income;

  - you want to diversify your existing portfolio; or

  - you have longer-term investment goals.

It may not be suitable for you if:

  - you're not prepared to accept or are unable to bear the risks associated with fixed income securities, particularly high yield debt securities; or

  - you're seeking preservation of capital and stability of share price.

You'll find a discussion of each Fund's investment objective, principal investment strategies and risks in the descriptions that start on page 5.

FOR MORE INFORMATION

If you have any questions about the Funds, please contact your investment professional.


You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Funds' investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Funds
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC


COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND. THE ADVISER AND COLUMBIA FUNDS HAVE ENGAGED SUB-ADVISERS THAT ARE RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR CERTAIN OF THE FUNDS.






 YOU'LL FIND MORE ABOUT THE ADVISER AND SUB-ADVISERS STARTING ON PAGE 36.


--------------------------------------------------------------------------------



COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES                    5
Sub-adviser: Marsico Capital Management, LLC
------------------------------------------------------------------
COLUMBIA MARSICO FOCUSED EQUITIES FUND, VARIABLE SERIES         10
Sub-adviser: Marsico Capital Management, LLC
------------------------------------------------------------------
COLUMBIA MARSICO 21ST CENTURY FUND, VARIABLE SERIES             15
Sub-adviser: Marsico Capital Management, LLC
------------------------------------------------------------------
COLUMBIA MID CAP GROWTH FUND, VARIABLE SERIES                   21
------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES                       28
Sub-adviser: MacKay Shields LLC
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     33
------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                       36


About your investment

(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and transferring shares                       40
  Financial intermediary payments                               44
  Distributions and taxes                                       45
  Legal matters                                                 46
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            48
------------------------------------------------------------------
HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION                 54
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   58
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA MARSICO GROWTH FUND,
VARIABLE SERIES

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER


THE ADVISER IS THE FUND'S INVESTMENT ADVISER, AND MARSICO CAPITAL MANAGEMENT, LLC (MARSICO) IS ITS SUB-ADVISER. THOMAS F. MARSICO IS THE PORTFOLIO MANAGER WHO MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.






 YOU'LL FIND MORE ABOUT MARSICO AND MR. MARSICO STARTING ON PAGE 38.


WHY INVEST IN A GROWTH FUND?

GROWTH FUNDS INVEST IN COMPANIES THAT HAVE THE POTENTIAL FOR SIGNIFICANT INCREASES IN REVENUE OR EARNINGS. THESE ARE TYPICALLY COMPANIES THAT ARE DEVELOPING OR APPLYING NEW TECHNOLOGIES, PRODUCTS OR SERVICES IN GROWING INDUSTRY SECTORS.

WHILE THE FUND INVESTS IN A WIDE RANGE OF COMPANIES AND INDUSTRIES, IT HOLDS FEWER INVESTMENTS THAN OTHER KINDS OF FUNDS. THIS MEANS IT CAN HAVE GREATER PRICE SWINGS THAN MORE DIVERSIFIED FUNDS. IT ALSO MEANS IT MAY HAVE RELATIVELY HIGHER RETURNS WHEN ONE OF ITS INVESTMENTS PERFORMS WELL, OR RELATIVELY LOWER RETURNS WHEN AN INVESTMENT PERFORMS POORLY.

--------------------------------------------------------------------------------



(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks long-term growth of capital.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests primarily in equity securities of large capitalization companies with a market capitalization of $4 billion or more that are selected for their growth potential. It generally holds a core position of between 35 and
                   50 common stocks. The number of securities held by the Fund may occasionally exceed this range at times such as when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may hold up to 25% of its assets in foreign securities.



In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.



The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment, and the global competitive landscape. In addition, Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.



Marsico then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.



As part of this fundamental, "bottom-up" research, Marsico may visit with various levels of a company's management, as well as with its customers and (as relevant) suppliers, distributors, and competitors. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell a Fund's investments in portfolio companies if, in the opinion of Marsico, a company's fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.



The core investments of the Fund generally may include established companies and securities that offer long-term growth potential. However, the Fund's portfolio also may typically include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes such as the introduction of a new product line, the appointment of a new management team, or an acquisition.



--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THE FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Marsico Growth Fund, Variable Series has the following principal risks:


      - INVESTMENT STRATEGY RISK -- Marsico uses an investment strategy that tries to identify equities with growth potential. There is a risk that the value of these investments will not rise as high as Marsico expects, or will fall.


      - STOCK MARKET RISK -- The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - FOREIGN INVESTMENT RISK -- Because the Fund may invest up to 25% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, also may apply to some foreign investments.


      - EMERGING MARKETS RISK -- Securities issued by companies in developing or emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa, may be more sensitive to the risks of foreign investing. In particular, these countries may experience instability resulting from rapid social, political and economic development. Many of these countries are dependent on international trade, which makes them sensitive to world commodity prices and economic downturns in other countries. Some emerging countries have a higher risk of currency devaluations, and some countries may experience long periods of high inflation or rapid changes in inflation rates.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.



--------------------------------------------------------------------------------



(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund's Class A shares have performed in the past, and can help you understand the risks of investing in the
                   Fund. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE
                   FUTURE.


      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR


      The bar chart shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.



                1999     2000     2001     2002     2003     2004     2005     2006
                ----     ----     ----     ----     ----     ----     ----     ----
               55.10%   -12.42%  -17.63%  -16.13%  30.59%   13.03%    7.45%    6.09%



--------------------------------------------------------------------------------

THE RETURNS SHOWN FOR THE INDEX DO NOT REFLECT FEES, BROKERAGE COMMISSIONS OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------


      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 4TH QUARTER 1999:           36.77%
         WORST: 3RD QUARTER 2001:         -16.31%


      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006



      The table shows the Fund's Class A shares' average annual total return for each period, compared with the S&P 500 Index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.



                                                                               LIFE OF
                                                            1 YEAR   5 YEARS    FUND*
         CLASS A SHARES                                      6.09%    7.13%     7.74%



         S&P 500 INDEX (REFLECTS NO DEDUCTIONS FOR FEES OR
           EXPENSES)                                        15.79%    6.19%     4.56%



       *THE INCEPTION DATE OF THE FUND'S CLASS A SHARES IS MARCH 27, 1998. THE
        RETURN FOR THE INDEX SHOWN IS FROM THAT DATE.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND MAY INCUR SIGNIFICANT TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------



(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold
                   Class A shares of the Fund. You will also incur fees and expenses associated with your variable annuity contract and/or life insurance policy. This table does not include fees and expenses imposed under your annuity contract and/or life insurance policy. If the table included these fees and expenses, the figures shown below would be higher. You will find details about these fees and expenses in the prospectus that describes your annuity contract and/or life insurance policy. Additional hypothetical fee and expense information can be found in the section HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION.



         SHAREHOLDER FEES                                              CLASS A
         (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                      SHARES
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES



         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                             0.97%



         Distribution (12b-1) and/or shareholder servicing fees(2)      0.00%



         Other expenses                                                 0.04%
                                                                         --------



         Acquired fund fees and expenses(3)                            --



         Total annual Fund operating expenses                           1.01%
                                                                         ========






      (1)The Fund pays an investment advisory fee of 0.74% and an administration fee of 0.23% of the Fund's average daily assets. The Fund's investment adviser has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.74% for assets up to $500 million; 0.69% for assets in excess of $500 million and up to $1 billion; 0.64% for assets in excess of $1 billion and up to $1.5 billion; 0.59% for assets in excess of $1.5 billion and up to $3 billion; 0.57% for assets in excess of $3 billion and up to $6 billion; and 0.55% for assets in excess of $6 billion.



      (2)Prior to October 2, 2006, Class A shares were subject to shareholder servicing and distribution fees at the annual rate of 0.25% of the Fund's average daily net assets. The Fund's distributor waived 100% of the shareholder servicing and distribution fees for Class A shares.



      (3)Amount represents less than 0.01% but is included in other expenses.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE


      This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not take into account fees and expenses imposed under your variable annuity contract and/or life insurance policy. If the example included these fees and expenses, the figures shown below would be higher.

      This example assumes:


        - you invest $10,000 in Class A shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.


        - you reinvest all dividends and distributions in the Fund.

        - your investment has a 5% return each year.

        - the Fund's operating expenses remain the same as shown in the table above.

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS A SHARES                          $103     $322      $558      $1,236

COLUMBIA MARSICO FOCUSED EQUITIES FUND, VARIABLE SERIES

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER


THE ADVISER IS THE FUND'S INVESTMENT ADVISER AND MARSICO IS ITS SUB-ADVISER. THOMAS F. MARSICO IS THE PORTFOLIO MANAGER WHO MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.






 YOU'LL FIND MORE ABOUT MARSICO AND MR. MARSICO STARTING ON PAGE 38.


WHAT IS A FOCUSED FUND?

A FOCUSED FUND INVESTS IN A SMALL NUMBER OF COMPANIES. THIS FUND FOCUSES ON LARGE, ESTABLISHED AND WELL-KNOWN U.S. COMPANIES.

BECAUSE A FOCUSED FUND HOLDS FEWER INVESTMENTS THAN OTHER KINDS OF FUNDS, IT CAN HAVE GREATER PRICE SWINGS THAN MORE DIVERSIFIED FUNDS. IT MAY EARN RELATIVELY HIGHER RETURNS WHEN ONE OF ITS INVESTMENTS PERFORMS WELL, OR RELATIVELY LOWER RETURNS WHEN AN INVESTMENT PERFORMS POORLY.

--------------------------------------------------------------------------------



(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks long-term growth of capital.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities. The investments will mostly consist of equity securities of large capitalization companies with a market capitalization of $4 billion or more. The Fund, which is non-diversified, generally holds a core position of 20 to 30 common stocks that are selected for their long-term growth potential. The number of securities held by the Fund may occasionally exceed this range at times such as when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest up to 25% of its assets in foreign securities.



In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.



The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment, and the global competitive landscape. In addition, Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.



Marsico then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.



As part of this fundamental, "bottom-up" research, Marsico may visit with various levels of a company's management, as well as with its customers and (as relevant) suppliers, distributors, and competitors. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell a Fund's investments in portfolio companies if, in the opinion of Marsico, a company's fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.



The core investments of the Fund generally may include established companies and securities that offer long-term growth potential. However, the Fund's portfolio also may typically include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes such as the introduction of a new product line, the appointment of a new management team, or an acquisition.


--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THE FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Marsico Focused Equities Fund, Variable Series has the following principal risks:


      - INVESTMENT STRATEGY RISK -- There is a risk that the value of the Fund's investments will not rise as high as Marsico expects, or will fall.


      - HOLDING FEWER INVESTMENTS -- The Fund is considered to be non-diversified because it may hold fewer investments than other kinds of equity funds. This increases the risk that its value could go down significantly if even only one of its investments performs poorly. The value of the Fund will tend to have greater price swings than the value of more diversified equity funds. The Fund may become a diversified fund by limiting the investments in which more than 5% of its total assets are invested.

      - STOCK MARKET RISK -- The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - FOREIGN INVESTMENT RISK -- Because the Fund may invest up to 25% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, also may apply to some foreign investments.


      - EMERGING MARKETS RISK -- Securities issued by companies in developing or emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa, may be more sensitive to the risks of foreign investing. In particular, these countries may experience instability resulting from rapid social, political and economic development. Many of these countries are dependent on international trade, which makes them sensitive to world commodity prices and economic downturns in other countries. Some emerging countries have a higher risk of currency devaluations, and some countries may experience long periods of high inflation or rapid changes in inflation rates.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.



--------------------------------------------------------------------------------



(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund's Class A shares have performed in the past, and can help you understand the risks of investing in the
                   Fund. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE
                   FUTURE.


      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR



      The bar chart shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.



                1999     2000     2001     2002     2003     2004     2005     2006
                ----     ----     ----     ----     ----     ----     ----     ----
               53.28%   -15.82%  -17.72%  -15.13%  33.10%   11.41%   10.24%    8.27%


      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 4TH QUARTER 1999:           32.37%
         WORST: 1ST QUARTER 2001:         -16.92%


--------------------------------------------------------------------------------

THE RETURNS SHOWN FOR THE INDEX DO NOT REFLECT FEES, BROKERAGE COMMISSIONS OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------



      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006




      The table shows the Fund's Class A shares' average annual total return for each period, compared with the S&P 500 Index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.



                                                                            LIFE OF
                                                         1 YEAR   5 YEARS    FUND*
         CLASS A SHARES                                   8.27%    8.48%     8.69%



         S&P 500 INDEX (REFLECTS NO DEDUCTIONS FOR FEES
           OR EXPENSES)                                  15.79%    6.19%     4.56%



      *THE INCEPTION DATE OF THE FUND'S CLASS A SHARES IS MARCH 27, 1998. THE
       RETURN FOR THE INDEX SHOWN IS FROM THAT DATE.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND MAY INCUR SIGNIFICANT TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------



(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold
                   Class A shares of the Fund. You will also incur fees and expenses associated with your variable annuity contract and/or life insurance policy. This table does not include fees and expenses imposed under your annuity contract and/or life insurance policy. If the table included these fees and expenses, the figures shown below would be higher. You will find details about these fees and expenses in the prospectus that describes your annuity contract and/or life insurance policy. Additional hypothetical fee and expense information can be found in the section HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION.



         SHAREHOLDER FEES                                             CLASS A
         (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     SHARES
         Maximum sales charge (load) imposed on purchases               N/A



         Maximum deferred sales charge (load)                           N/A



         ANNUAL FUND OPERATING EXPENSES



         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                            0.97%



         Distribution (12b-1) and/or shareholder servicing
           fees(2)                                                     0.00%



         Other expenses                                                0.08%
                                                                        ---------



         Acquired fund fees and expenses(3)                           --



         Total annual Fund operating expenses                          1.05%
                                                                        =========






      (1)The Fund pays an investment advisory fee of 0.74% and an administration fee of 0.23% of the Funds average daily assets. The Fund's investment adviser has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.74% for assets up to $500 million; 0.69% for assets in excess of $500 million and up to $1 billion; 0.64% for assets in excess of $1 billion and up to $1.5 billion; 0.59% for assets in excess of $1.5 billion and up to $3 billion; 0.57% for assets in excess of $3 billion and up to $6 billion; and 0.55% for assets in excess of $6 billion.



      (2)Prior to October 2, 2006, Class A shares were subject to shareholder servicing and distribution fees at the annual rate of 0.25% of the Fund's average daily net assets. The Fund's distributor waived 100% of the shareholder servicing and distribution fees for Class A shares.



      (3)Amount represents less than 0.01% but is included in other expenses.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE


      This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not take into account fees and expenses imposed under your variable annuity contract and/or life insurance policy. If the example included these fees and expenses, the figures shown below would be higher.

      This example assumes:


        - you invest $10,000 in Class A shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.


        - you reinvest all dividends and distributions in the Fund.

        - your investment has a 5% return each year.

        - the Fund's operating expenses remain the same as shown in the table above.

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS A SHARES                          $107     $334      $579      $1,283

COLUMBIA MARSICO 21ST CENTURY FUND,
VARIABLE SERIES

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER


THE ADVISER IS THE FUND'S INVESTMENT ADVISER AND MARSICO IS ITS SUB-ADVISER. CORYDON J. GILCHRIST IS THE PORTFOLIO MANAGER WHO MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.






 YOU'LL FIND MORE ABOUT MARSICO AND MR. GILCHRIST STARTING ON PAGE 38.


WHAT IS A MULTI-CAP FUND?

A MULTI-CAP FUND INVESTS IN COMPANIES ACROSS THE CAPITALIZATION SPECTRUM -- SMALL, MEDIUM-SIZED AND LARGE COMPANIES. AS A MULTI-CAP FUND, THE FUND MAY INVEST IN LARGE, ESTABLISHED AND WELL-KNOWN U.S. AND FOREIGN COMPANIES, AS WELL AS SMALL, NEW AND RELATIVELY UNKNOWN COMPANIES THAT ARE BELIEVED TO HAVE THE POTENTIAL TO GROW SIGNIFICANTLY.


WHILE THIS FUND INVESTS IN A WIDE RANGE OF COMPANIES AND INDUSTRIES, IT HOLDS FEWER INVESTMENTS THAN OTHER KINDS OF FUNDS. THIS MEANS IT CAN HAVE GREATER PRICE SWINGS THAN MORE DIVERSIFIED FUNDS. IT ALSO MEANS IT MAY HAVE RELATIVELY HIGHER RETURNS WHEN ONE OF ITS INVESTMENTS PERFORMS WELL, OR RELATIVELY LOWER RETURNS WHEN AN INVESTMENT PERFORMS POORLY.


--------------------------------------------------------------------------------



(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks long-term growth of capital.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund is an aggressive growth fund that primarily invests in equity securities of companies of any capitalization size and will generally hold a core position of between 35 and 50 common stocks. The number of securities held by the Fund may occasionally exceed this range at times such as when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest without limit in foreign securities.



The Fund may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.



In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.



The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment, and the global competitive landscape. In addition, Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.



Marsico then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.



As part of this fundamental, "bottom-up" research, Marsico may visit with various levels of a company's management, as well as with its customers and (as relevant) suppliers, distributors, and competitors. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell a Fund's investments in portfolio companies if, in the opinion of Marsico, a company's fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.



The core investments of the Fund generally may include established companies and securities that offer long-term growth potential. However, the Fund's portfolio also may typically include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes such as the introduction of a new product line, the appointment of a new management team, or an acquisition.


--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THE FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Marsico 21st Century Fund, Variable Series has the following principal risks:


      - INVESTMENT STRATEGY RISK -- There is a risk that the value of the Fund's investments will not rise as high as Marsico expects, or will fall.


      - STOCK MARKET RISK -- The value of any stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - SMALL COMPANY RISK -- Stocks of smaller companies tend to have greater price swings than stocks of larger companies because they trade less frequently and in lower volumes. These securities may have a higher potential for gains but also carry more risk.

      - FOREIGN INVESTMENT RISK -- Because the Fund may invest without limitation in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, also may apply to some foreign investments.


      - EMERGING MARKETS RISK -- Securities issued by companies in developing or emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa, may be more sensitive to the risks of foreign investing. In particular, these countries may experience instability resulting from rapid social, political and economic development. Many of these countries are dependent on international trade, which makes them sensitive to world commodity prices and economic downturns in other countries. Some emerging countries have a higher risk of currency devaluations, and some countries may experience long periods of high inflation or rapid changes in inflation rates.

--------------------------------------------------------------------------------


MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.


--------------------------------------------------------------------------------



(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund's Class A shares have performed in the past, and can help you understand the risks of investing in the
                   Fund. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE
                   FUTURE.


      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR


      The bar chart shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.



                1999     2000     2001     2002     2003     2004     2005     2006
                ----     ----     ----     ----     ----     ----     ----     ----
                9.75%   -27.17%  -26.56%  -8.20%   48.86%   22.35%    7.88%   19.74%


      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 2ND QUARTER 2003:           21.91%
         WORST: 1ST QUARTER 2001:         -25.38%

--------------------------------------------------------------------------------

THE RETURNS SHOWN FOR THE INDICES DO NOT REFLECT FEES, BROKERAGE COMMISSIONS OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------



      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006



      The table shows the Fund's Class A shares' average annual total return for each period compared to the Russell 3000 Index, which tracks the performance of 3,000 of the largest U.S. companies based on market capitalization. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.



                                                                            LIFE OF
                                                         1 YEAR   5 YEARS    FUND*
         CLASS A SHARES                                  19.74%   16.65%     3.48%



         RUSSELL 3000 INDEX (REFLECTS NO DEDUCTIONS FOR
           FEES OR EXPENSES)                             15.72%    7.17%     5.05%






      *THE INCEPTION DATE OF THE FUND'S CLASS A SHARES IS MARCH 27, 1998. THE
       RETURN FOR THE INDEX SHOWN IS FROM THAT DATE.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND MAY INCUR SIGNIFICANT TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------



(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold
                   Class A shares of the Fund. You will also incur fees and expenses associated with your variable annuity contract and/or life insurance policy. This table does not include fees and expenses imposed under your annuity contract and/or life insurance policy. If the table included these fees and expenses, the figures shown below would be higher. You will find details about these fees and expenses in the prospectus that describes your annuity contract and/or life insurance policy. Additional hypothetical fee and expense information can be found in the section HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION.



         SHAREHOLDER FEES                                             CLASS A
         (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     SHARES
         Maximum sales charge (load) imposed on purchases               N/A



         Maximum deferred sales charge (load)                           N/A



         ANNUAL FUND OPERATING EXPENSES



         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                            0.97%



         Distribution (12b-1) and/or shareholder servicing
           fees(2)                                                     0.00%



         Other expenses                                                0.48%
                                                                        ---------



         Acquired fund fees and expenses(3)                              --



         Total annual Fund operating expenses                          1.45%



         Fee waivers and/or reimbursements                             0.35%
                                                                        ---------



         Total net expenses(4)                                         1.10%
                                                                        =========






      (1)The Fund pays an investment advisory fee of 0.74% and an administration fee of 0.23% of the Fund's average daily assets. The Fund's investment adviser has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.74% for assets up to $500 million; 0.69% for assets in excess of $500 million and up to $1 billion; 0.64% for assets in excess of $1 billion and up to $1.5 billion; 0.59% for assets in excess of $1.5 billion and up to $3 billion; 0.57% for assets in excess of $3 billion and up to $6 billion; and 0.55% for assets in excess of $6 billion.



      (2)Prior to October 2, 2006, Class A shares were subject to shareholder servicing and distribution fees at the annual rate of 0.25% of the Fund's average daily net assets. The Fund's distributor waived 100% of the shareholder servicing and distribution fees for Class A shares.



      (3)Amount represents less than 0.01% but is included in other expenses.



      (4)The Fund's investment adviser has contractually agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual Fund operating expenses (exclusive of distribution and shareholder servicing fees and interest) do not exceed 1.10% annually through April 30, 2008. There is no guarantee that these waivers and/or limitations will continue after April 30, 2008.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE

      This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not take into account fees and expenses imposed under your variable annuity contract and/or life insurance policy. If the example included these fees and expenses, the figures shown below would be higher.

      This example assumes:


        - you invest $10,000 in Class A shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.


        - you reinvest all dividends and distributions in the Fund.

        - your investment has a 5% return each year.

        - the Fund's operating expenses remain the same as shown in the table above.


        - the waivers and/or reimbursements shown above expire April 30, 2008 and are not reflected in the 3, 5 and 10 year examples.


      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS A SHARES                          $112     $424      $759      $1,705

COLUMBIA MID CAP GROWTH FUND, VARIABLE SERIES


--------------------------------------------------------------------------------


ABOUT THE ADVISER



THE ADVISER IS THE FUND'S ADVISER.






 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 36.



WHAT IS A MID CAP GROWTH
FUND?



A MID CAP GROWTH FUND INVESTS IN MEDIUM-SIZED COMPANIES WHOSE EARNINGS ARE EXPECTED TO GROW OR TO CONTINUE GROWING. THESE COMPANIES MAY BE EXPANDING IN EXISTING MARKETS, ENTERING INTO NEW MARKETS, DEVELOPING NEW PRODUCTS OR INCREASING THEIR PROFIT MARGINS BY GAINING MARKET SHARE OR STREAMLINING THEIR OPERATIONS.



THESE COMPANIES CAN HAVE BETTER POTENTIAL FOR RAPID EARNINGS THAN LARGER COMPANIES. THEY MAY, HOWEVER, HAVE A HARDER TIME SECURING FINANCING AND MAY BE MORE SENSITIVE TO A SETBACK IN SALES THAN LARGER, MORE ESTABLISHED COMPANIES.


--------------------------------------------------------------------------------



(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks long-term capital growth by investing primarily in equity securities.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   Under normal circumstances, the Fund will invest at least 80% of its assets in
                   U.S. companies whose market capitalizations are within the range of companies within the Russell MidCap Index at the time of purchase (between $20.3 billion and $845 million as of December 31, 2006, but subject to change due to market fluctuations) and that are believed to have the potential for long-term growth.
                   The Fund may invest up to 20% of its net assets in small-capitalization and large-capitalization companies. The Fund may hold up to 20% of its assets in foreign securities.



The Fund may invest in special situations such as initial public offerings, companies that may benefit from technological or product developments or new management and companies involved in tender offers, leveraged buy-outs or mergers. The Fund may also invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures) and certain options and financial futures contracts (derivatives).



In selecting investments for the Fund, the portfolio management team identifies stocks using a disciplined process based on fundamental analysis of the overall economy, industry conditions and the financial situation and the management of each company. The portfolio management team conducts a rigorous qualitative analysis of each company being considered for investment.



As part of its investment strategy, the Fund may buy and sell securities frequently. Frequent trading of investments usually increases the chance that a Fund will pay investors short-term capital gains (which are taxable at higher rates than long-term capital gains). Frequent trading may also result in higher brokerage commissions and other transactions costs and additional tax liability, which could reduce the Fund's returns.



At times, the portfolio management team may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment objective.



In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's SAI, which you may obtain free of charge.



The portfolio management team may sell a security when its price reaches a target it has set, if there is deterioration in the company's financial situation, when the portfolio management team believes other investments are more attractive, or for other reasons.

--------------------------------------------------------------------------------







 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THE FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.


--------------------------------------------------------------------------------



(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Mid Cap Growth Fund, Variable Series has the following principal risks:



      - INVESTMENT STRATEGY RISK -- The portfolio management team chooses stocks that it believes have the potential for superior long-term growth. There is a risk that the value of these investments will not rise as high as the portfolio management team expects, or will fall.



      - STOCK MARKET RISK -- The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.



      - DERIVATIVES RISK -- The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Some of the risks presented by the use of derivatives are as follows. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of the portfolio management team's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The portfolio management team is not required to utilize derivatives to reduce risks.



      - SMALL COMPANY RISK -- Stocks of smaller companies tend to have greater price swings than stocks of larger companies because they trade less frequently and in lower volumes. These securities may have a higher potential for gains but also carry more risk.



      - MID-CAPITALIZATION COMPANY RISK -- Medium-sized, or mid-capitalization, companies may be more vulnerable to adverse business or economic events than larger, more established companies because they may have more limited financial resources and markets than larger companies. The stocks of mid-capitalization companies may trade less frequently and in more limited volume than those of larger companies. Additionally, mid-capitalization companies' stocks may be more volatile than those of larger companies.

      - FOREIGN INVESTMENT RISK -- Because the Fund may invest up to 20% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, also may apply to some foreign investments.



      - CONVERTIBLE SECURITIES RISK -- Convertible securities are securities that can be converted into common stock, such as certain debt securities and preferred stock. Convertible securities are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to market risk.



      - SPECIAL SITUATIONS RISK -- Because the Fund may invest in special situations such as initial public offerings, the Fund may be exposed to special situations risk. Special situations have risk because they often involve major corporate changes and present a high degree of uncertainty as to a security's market price.

--------------------------------------------------------------------------------


MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.


--------------------------------------------------------------------------------



(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund's Class A shares have performed in the past, and can help you understand the risks of investing in the
                   Fund. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE
                   FUTURE.



      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR



      The bar chart shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.



                2002     2003     2004     2005     2006
                ----     ----     ----     ----     ----
               -34.00%  27.47%   14.08%    5.19%   17.69%



      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2004:           16.71%
         WORST: 2ND QUARTER 2002:         -20.70%

--------------------------------------------------------------------------------


THE RETURNS SHOWN FOR THE INDEX DO NOT REFLECT FEES, BROKERAGE COMMISSIONS OR OTHER EXPENSES OF INVESTING.


--------------------------------------------------------------------------------



      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006



      The table shows the Fund's Class A shares' average annual total returns for each period, compared with the Russell MidCap Growth Index, which measures the performance of those Russell MidCap Index companies with higher price-to-book ratios. The table also shows how the Fund's performance compares to the returns for each period for the Russell MidCap Index, which measures the performance of the 800 smallest companies in the Russell 1000 Index, without regard to their price-to-book ratios. The indices are weighted by market value, are not available for investment and do not reflect fees, brokerage commissions or other expenses of investing.



                                                                           LIFE OF
                                                        1 YEAR   5 YEARS    FUND*
         CLASS A SHARES                                 17.69%    3.51%     0.05%



         RUSSELL MIDCAP GROWTH INDEX (REFLECTS NO
           DEDUCTIONS FOR FEES OR EXPENSES)             10.66%    8.22%     5.51%



         RUSSELL MIDCAP INDEX (REFLECTS NO DEDUCTIONS
           FOR FEES OR EXPENSES)                        15.26%   12.88%    10.70%






      *THE INCEPTION DATE OF THE FUND'S CLASS A SHARES IS MAY 1, 2001. THE
       RETURNS FOR THE INDICES SHOWN ARE FROM THAT DATE.

--------------------------------------------------------------------------------


THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.



TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.



OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.



THE FUND MAY INCUR SIGNIFICANT TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.


--------------------------------------------------------------------------------



(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold
                   Class A shares of the Fund. You will also incur fees and expenses associated with your variable annuity contract and/or life insurance policy. This table does not include fees and expenses imposed under your annuity contract and/or life insurance policy. If the table included these fees and expenses, the figures shown below would be higher. You will find details about these fees and expenses in the prospectus that describes your annuity contract and/or life insurance policy. Additional hypothetical fee and expense information can be found in the section HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION.



         SHAREHOLDER FEES                                              CLASS A
         (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     SHARES
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES



         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                             0.88%



         Distribution (12b-1) and/or shareholder servicing fees(2)      0.00%



         Other expenses                                                 0.16%
                                                                         -----



         Acquired fund fees and expenses(3)                            --
                                                                       -------



                                                                        1.04%
         Total annual Fund operating expenses



                                                                       (0.04)%
         Fee waivers and/or reimbursements(4)                            -----



                                                                        1.00%
         Total net expenses                                              =====






      (1)The Fund pays an investment advisory fee of 0.65% of the Fund's average daily net assets and an administration fee of 0.23% of its average daily assets.



      (2)Prior to October 2, 2006, Class A shares were subject to shareholder servicing and distribution fees at the annual rate of 0.25% of the Fund's average daily net assets. The Fund's distributor waived 100% of the shareholder servicing and distribution fees for Class A shares.



      (3)Amount represents less than 0.01% but is included in other expenses.



      (4)The Fund's investment adviser has contractually agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual Fund operating expenses (exclusive of distribution and shareholder servicing fees and interest) do not exceed 1.00% annually through April 30, 2008. There is no guarantee that these waivers and/or limitations will continue after April 30, 2008.

--------------------------------------------------------------------------------


THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.


--------------------------------------------------------------------------------



      EXAMPLE




      This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not take into account fees and expenses imposed under your variable annuity contract and/or life insurance policy. If the example included these fees and expenses, the figures shown below would be higher.



      This example assumes:



        - you invest $10,000 in Class A shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.



        - you reinvest all dividends and distributions in the Fund.



        - your investment has a 5% return each year.



        - the Fund's operating expenses remain the same as shown in the table above.



        - the waivers and/or reimbursements shown above expire April 30, 2008 and are not reflected in the 3, 5 and 10 year examples.



      Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS A SHARES                          $102     $327      $570      $1,267

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

THE ADVISER IS THE FUND'S INVESTMENT ADVISER AND MACKAY SHIELDS LLC (MACKAY SHIELDS) IS ITS SUB-ADVISER. MACKAY SHIELDS' HIGH YIELD PORTFOLIO MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.





 YOU'LL FIND MORE ABOUT MACKAY SHIELDS AND ITS HIGH YIELD PORTFOLIO MANAGEMENT TEAM STARTING ON PAGE 38.


HIGH YIELD DEBT SECURITIES

THE FUND INVESTS PRIMARILY IN HIGH YIELD DEBT SECURITIES, WHICH ARE OFTEN REFERRED TO AS "JUNK BONDS." HIGH YIELD DEBT SECURITIES OFFER THE POTENTIAL FOR HIGHER INCOME THAN OTHER KINDS OF DEBT SECURITIES WITH SIMILAR MATURITIES, BUT THEY ALSO HAVE HIGHER CREDIT RISK.

--------------------------------------------------------------------------------



(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks maximum income by investing in a diversified portfolio of high yield debt securities.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   Under normal circumstances, the Fund will invest at least 80% of its assets in domestic and foreign corporate high yield debt securities. These securities are not rated investment grade, but generally will be rated "BB" or "B" by Standard
                   & Poor's Corporation. The portfolio management team may choose unrated securities if it believes they are of comparable quality at the time of investment. The Fund is not managed to a specific duration. Its duration will generally track the Credit Suisse High Yield Index.


The Fund invests primarily in:

  - domestic corporate high yield debt securities, including private placements;

  - U.S. dollar-denominated foreign corporate high yield debt securities, including private placements;

  - zero-coupon bonds;

  - U.S. government obligations; and

  - equity securities (up to 20% of its assets), which may include convertible securities.


When selecting investments for the Fund, the portfolio management team:


  - focuses on individual security selection ("bottom-up" analysis);

  - uses fundamental credit analysis;

  - emphasizes current income while attempting to minimize risk to principal;

  - seeks to identify a catalyst for capital appreciation such as an operational or financial restructuring; and

  - tries to manage risk by diversifying the Fund's investments across securities of many different issuers.

The portfolio management team may sell a security when its market price rises above the target price the team has set, when it believes there has been a deterioration in an issuer's fundamentals, such as earnings, sales or management, or an issuer's credit quality, or to maintain portfolio diversification, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THE FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia High Yield Fund, Variable Series has the following principal risks:

      - INVESTMENT STRATEGY RISK -- There is a risk that the value of the investments that the portfolio management team chooses will not rise as high as the team expects, or will fall.

      - CREDIT RISK -- The types of securities in which the Fund typically invests are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.

      - CHANGING DISTRIBUTION LEVELS -- The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      - INTEREST RATE RISK -- The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      - LIQUIDITY RISK -- There is a risk that a security held by the Fund cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

      - FOREIGN INVESTMENT RISK -- Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.



--------------------------------------------------------------------------------



(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund's Class A shares have performed in the past, and can help you understand the risks of investing in the
                   Fund. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE
                   FUTURE.


      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR


      The bar chart shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.



               2001     2002     2003     2004     2005     2006
               ----     ----     ----     ----     ----     ----
               8.32%    2.18%   31.20%   11.40%    2.15%   11.25%


      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 2ND QUARTER 2003:          10.75%
         WORST: 3RD QUARTER 2002:         -5.88%


--------------------------------------------------------------------------------

THE RETURNS SHOWN FOR THE INDEX DO NOT REFLECT FEES, BROKERAGE COMMISSIONS OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------



      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006



      The table shows the Fund's Class A shares' average annual total return for each period, compared with the Credit Suisse High Yield Index, a broad-based index that tracks the performance of high yield bonds. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.



                                                                            LIFE OF
                                                         1 YEAR   5 YEARS    FUND*
         CLASS A SHARES                                  11.25%   11.16%     8.92%



         CREDIT SUISSE HIGH YIELD INDEX (REFLECTS NO
           DEDUCTIONS FOR FEES OR EXPENSES)              11.91%   11.07%     8.59%



      *THE INCEPTION DATE OF THE FUND'S CLASS A SHARES IS JULY 7, 2000. THE
       RETURN FOR THE INDEX SHOWN IS FROM JUNE 30, 2000.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND MAY INCUR SIGNIFICANT TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold
                   Class A shares of the Fund. You will also incur fees and expenses associated with your variable annuity contract and/or life insurance policy. This table does not include fees and expenses imposed under your annuity contract and/or life insurance policy. If the table included these fees and expenses, the figures shown below would be higher. You will find details about these fees and expenses in the prospectus that describes your annuity contract and/or life insurance policy. Additional hypothetical fee and expense information can be found in the section HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION.


         SHAREHOLDER FEES                                             CLASS A
         (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     SHARES
         Maximum sales charge (load) imposed on purchases               N/A



         Maximum deferred sales charge (load)                           N/A



         ANNUAL FUND OPERATING EXPENSES



         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                            0.78%



         Distribution (12b-1) and/or shareholder servicing
           fees(2)                                                     0.00%



         Other expenses                                                0.09%
                                                                        ---------



         Total annual Fund operating expenses                          0.87%



         Fee waivers and/or reimbursements                             0.27%
                                                                        ---------



         Total net expenses(3)                                         0.60%
                                                                        =========






      (1)The Fund pays an investment advisory fee of 0.55% and an administration fee of 0.23% of the Fund's average daily assets.



      (2)Prior to April 30, 2006, Class A shares were subject to shareholder servicing and distribution fees at the annual rate of 0.25% of the Fund's average daily net assets. The Fund's distributor waived 100% of the shareholder servicing and distribution fees for Class A shares.



      (3)The Fund's investment adviser has contractually agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual Fund operating expenses (exclusive of distribution and shareholder servicing fees and interest) do not exceed 0.60% annually through April 30, 2008. There is no guarantee that these waivers and/or limitations will continue after April 30, 2008.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE

      This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not take into account fees and expenses imposed under your variable annuity contract and/or life insurance policy. If the example included these fees and expenses, the figures shown below would be higher.

      This example assumes:

        - you invest $10,000 in Class A shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.

        - you reinvest all dividends and distributions in the Fund.

        - your investment has a 5% return each year.

        - the Fund's operating expenses remain the same as shown in the table above.


        - the waivers and/or reimbursements shown above expire April 30, 2008 and are not reflected in the 3, 5 and 10 year examples.


      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS A SHARES                          $61      $251      $456      $1,048

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about each Fund's investment objective, principal investment strategies and risks in the descriptions that start on page
5. The following are some other risks and information you should consider before you invest:

      - Columbia Funds Variable Insurance Trust I (formerly known as Nations Separate Account Trust) has obtained exemptive relief from the SEC relating to the sale of shares to life insurance companies and qualified plans. Accordingly, the Funds may be made available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as directly to qualified plans and certain other permitted persons. Due to differences in tax treatment and other considerations, the interests of various contract owners participating in Columbia Funds Variable Insurance Trust I and the interests of qualified plans investing in Columbia Funds Variable Insurance Trust I may conflict. Columbia Funds Variable Insurance Trust I currently does not foresee any disadvantages to shareholders arising from these potential conflicts of interest. Nevertheless, the Board of Trustees of Columbia Funds Variable Insurance Trust I (the Board) intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts.


      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of the Funds can be changed without shareholder approval. The 80% Policy of a Fund may be changed without shareholder approval by giving shareholders at least 60 days' notice.


      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.


        Although no such change is currently planned, a Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - HOLDING OTHER KINDS OF INVESTMENTS -- A Fund may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information. The portfolio managers or portfolio management team can also choose not to invest in specific securities described in this prospectus and in the SAI.


      - INVESTMENT IN COLUMBIA MONEY MARKET FUNDS -- To seek to achieve a return on uninvested cash or for other reasons, the Funds may invest their assets in Columbia Money Market Funds. The Adviser and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Funds for services provided directly. The Adviser may waive fees which it is entitled to receive from either the Columbia Money Market Funds or the Funds.


      - FOREIGN INVESTMENT RISK -- Funds that invest in foreign securities may be affected by changes in currency exchange rates and the costs of converting currencies; foreign government controls on foreign investment, repatriation of capital, and currency and exchange; foreign taxes, including potentially confiscatory levels of taxation and withholding; inadequate supervision and regulation of some foreign markets; difficulty selling some investments which may increase volatility; different settlement practices or delayed settlements in some markets; difficulty getting complete or accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic or social instability; and difficulty enforcing legal rights outside the U.S. If a Fund invests in emerging markets there may be other risks involved, such as those of immature economies and less developed and more thinly traded securities markets.



      - INVESTING DEFENSIVELY -- Each Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.



      - SECURITIES LENDING PROGRAM -- Each Fund may lend portfolio securities to approved broker-dealers or other financial institutions on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker-dealers or other financial institutions involved in the loans may be affiliates of Bank of America.


      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, investment sub-advisory, distribution, administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Bank of America or its affiliates may also serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO TRANSACTION COSTS -- Each Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for a Fund and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to a Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transaction costs are not.



      - PORTFOLIO HOLDINGS DISCLOSURE -- A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.



      - PORTFOLIO TURNOVER -- A Fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can mean higher brokerage and other transaction costs, which could reduce the Fund's returns. The Funds generally buy securities for capital appreciation, investment income, or both, and don't engage in frequent trading. You'll find the portfolio turnover rates for the Funds in FINANCIAL HIGHLIGHTS.

How the Funds are managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


INVESTMENT ADVISER


The Adviser is the investment adviser to over 100 mutual fund portfolios in the Columbia Funds Family, including the Funds of Columbia Funds Variable Insurance Trust I offered by this prospectus. Columbia Funds Variable Insurance Trust I is a series of mutual funds that provides underlying investment alternatives for certain variable annuity contracts and/or variable life insurance policies.



The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities and money market instruments.



Currently managing more than $312 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.



The table below tells you about the portfolio managers that are responsible for making the day-to-day investment decisions for each Fund for which the Adviser has not engaged an investment sub-adviser. The SAI provides additional information about the compensation of the portfolio managers, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.






                                                       BUSINESS EXPERIENCE
PORTFOLIO MANAGER      LENGTH OF SERVICE WITH FUND     DURING PAST FIVE YEARS
WAYNE COLLETTE         COLUMBIA MID CAP GROWTH FUND,   COLUMBIA MANAGEMENT -
                       VARIABLE SERIES SINCE FEBRUARY  ASSOCIATED SINCE 2001;
                       2006                            NEUBERGER BERMAN -
                                                       PORTFOLIO MANAGER FROM
                                                       1999-2001

GEORGE MYERS           COLUMBIA MID CAP GROWTH FUND,   COLUMBIA MANAGEMENT -
                       VARIABLE SERIES SINCE FEBRUARY  ASSOCIATED SINCE 2004;
                       2006                            DRESDNER RCM GLOBAL
                                                       INVESTORS - PORTFOLIO
                                                       MANAGER AND ANALYST
                                                       FROM 2000-2004




Columbia Funds Variable Insurance Trust I pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The Adviser uses part of this money to pay investment sub-advisers for the services they provide to certain Funds.



A discussion regarding the basis for the Board's approval of the investment advisory agreement with the Adviser and each sub-adviser, as applicable, is available in each Fund's annual report to shareholders for the fiscal year ended December 31.

The Adviser has agreed to waive fees and/or reimburse expenses for certain Funds. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses.


The following chart shows the maximum advisory fees the Adviser can receive, along with the actual advisory fees the Adviser and/or an affiliate received during the Funds' last fiscal year, after waivers and/or reimbursements.


ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS



                                                              MAXIMUM    ACTUAL FEE
                                                              ADVISORY    PAID LAST
                                                                FEE      FISCAL YEAR
  COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES                0.74%        0.74%



  COLUMBIA MARSICO FOCUSED EQUITIES FUND, VARIABLE SERIES      0.74%        0.74%



  COLUMBIA MARSICO 21ST CENTURY FUND, VARIABLE SERIES          0.74%        0.74%



  COLUMBIA MID CAP GROWTH FUND, VARIABLE SERIES                0.65%        0.65%



  COLUMBIA HIGH YIELD FUND, VARIABLE SERIES                    0.55%        0.55%


INVESTMENT SUB-ADVISERS


Columbia Funds and the Adviser engage investment sub-advisers to make day-to-day investment decisions for certain of the Funds. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that a Fund:


  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Funds have applied for relief from the SEC to permit the Funds to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.


Information about the Funds' sub-advisers and the portfolio managers of the sub-advisers that are responsible for the day-to-day investment decisions for certain of the Funds is provided below. The SAI provides additional information about the compensation of these portfolio managers, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

--------------------------------------------------------------------------------

MARSICO CAPITAL MANAGEMENT, LLC

1200 17TH STREET

SUITE 1600

DENVER, COLORADO 80202

--------------------------------------------------------------------------------


MARSICO CAPITAL MANAGEMENT, LLC


Marsico was organized in 1997 as a registered investment adviser and is an indirect, wholly-owned subsidiary of Bank of America. Marsico provides investment services to mutual funds and private accounts, and as of December 31, 2006, had approximately $84 billion in assets under management. Thomas F. Marsico is the founder and Chief Executive Officer of Marsico.



Marsico is the investment sub-adviser to:


  - Columbia Marsico Growth Fund, Variable Series

  - Columbia Marsico Focused Equities Fund, Variable Series


  - Columbia Marsico 21st Century Fund, Variable Series




THOMAS F. MARSICO, is the Chief Investment Officer of Marsico, and has managed the investment programs of Columbia Marsico Growth Fund, Variable Series and Columbia Marsico Focused Equities Fund, Variable Series since the Funds' inception. Mr. Marsico has over 20 years of experience as a securities analyst and a portfolio manager.



CORYDON J. GILCHRIST, CFA, has managed the investment program of Columbia Marsico 21st Century Fund, Variable Series since February 2003. Prior to joining Marsico in May of 2000, Mr. Gilchrist spent four years as an international portfolio manager and analyst at Invista Capital Management, where he served on a committee that managed several international equity funds. He holds BBA and MBA degrees from the University of Iowa, and holds a CFA charter.




--------------------------------------------------------------------------------

MACKAY SHIELDS LLC

9 WEST 57TH STREET
NEW YORK, NEW YORK 10019

--------------------------------------------------------------------------------


MACKAY SHIELDS LLC

Founded in 1938, MacKay Shields is an independently-managed, wholly-owned subsidiary of New York Life Insurance Company. MacKay Shields currently has approximately $40 billion in assets under management.


MacKay Shields' High Yield Portfolio Management Team is responsible for making the day-to-day decisions for Columbia High Yield Fund, Variable Series. J. Matthew Philo is the lead portfolio manager responsible for making the day-to-day investment management decisions for the Fund.


J. MATTHEW PHILO, CFA Matt Philo is a Senior Managing Director of MacKay Shields and is a Portfolio Manager/Research Analyst on the High Yield Portfolio Management Team. Mr. Philo was promoted to Senior Managing Director in the fourth quarter of 2004 and promoted to Managing Director in the first quarter of 2000. Mr. Philo joined MacKay Shields in 1996 from Thorsell, Parker Partners Inc. where he was an analyst and portfolio manager focusing on mid-cap companies. He was previously with Moran Asset Management as an equity portfolio manager and analyst. Mr. Philo became a holder of the Chartered Financial Analyst designation in 1993. He received a BA in Economics from the State University of New York at Albany and a MBA in Finance from New York University. Mr. Philo has been in the investment management and research industry since 1984.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

--------------------------------------------------------------------------------


OTHER SERVICE PROVIDERS


The Funds are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer, and an indirect, wholly-owned subsidiary of Bank of America Corporation. The Distributor may receive fees for the distribution services it provides to the Funds. The Distributor may also pay commissions and distribution (12b-1) fees, and/or other compensation to companies for selling shares and providing services to investors.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------



Columbia Management Advisors, LLC is the administrator of the Funds (Administrator) and is responsible for overseeing the administrative operations of the Funds. The Funds pay the Administrator a fee of 0.23% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of each Fund and is paid monthly.





--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------



Columbia Management Services, Inc. is the transfer agent for the Funds' shares (Transfer Agent) and is an indirect, wholly-owned subsidiary of Bank of America Corporation. Its responsibilities include transaction processing, calculating and paying distributions and keeping account records.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and transferring shares
(DOLLAR SIGN GRAPHIC)

--------------------------------------------------------------------------------


WE'VE USED THE TERM INVESTMENT PROFESSIONAL TO REFER TO THE PERSON WHO HAS ASSISTED YOU WITH BUYING SHARES OF THE FUNDS. SELLING AGENT OR SERVICING AGENT MEANS THE COMPANY THAT EMPLOYS YOUR INVESTMENT PROFESSIONAL. SELLING AGENTS INCLUDE BANKS, BROKERAGE FIRMS, MUTUAL FUND DEALERS, PARTICIPATING LIFE INSURANCE COMPANIES, AND OTHER FINANCIAL INSTITUTIONS, INCLUDING AFFILIATES OF BANK OF AMERICA.


WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------



The Funds of Columbia Funds Variable Insurance Trust I are available only to owners of variable annuity contracts and/or variable life insurance policies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the Funds.


SHORT-TERM TRADING ACTIVITY AND MARKET TIMING -- The interests of a Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Funds are not intended as vehicles for market timing. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the Funds to implement their market timing strategies. Columbia Funds' Board has adopted policies and procedures with respect to market timing activity as discussed below.
Market timing may negatively impact long-term performance of a Fund by requiring it to maintain a larger percentage of assets in cash or to liquidate portfolio holdings at a disadvantageous time. Market timing could increase a Fund's expenses through increased trading and transaction costs, forced and unplanned portfolio turnover, and large asset fluctuations that could diminish a Fund's ability to provide the maximum investment return to all participants. Certain Funds may be more susceptible to these negative effects of market timing. For example, Funds that invest principally in foreign securities may be more susceptible to arbitrage opportunities resulting from mispricing due to time zone differences among international financial markets. Market timers seek potential price differentials that may occur with securities that trade in a different time zone. Funds that invest principally in small- and mid-capitalization securities may be more susceptible to arbitrage opportunities due to the less liquid nature of smaller company securities. Fair value pricing may reduce these arbitrage opportunities.
Shares of the Funds are held through insurance company separate accounts. Accordingly, essentially all purchase, redemption, and transfer orders are received through omnibus accounts, in which shares are held in the name of an insurance company on behalf of multiple variable product owners. Transaction requests submitted to the Funds reflect the netting of transactions of multiple variable product owners whose individual transactions are not disclosed to the Funds. Therefore, Columbia Funds typically is not able to identify trading by a particular variable product owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing.

Columbia Funds, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, Columbia Funds monitors each separate account's daily purchase and redemption orders, which reflect the aggregate and net result of all purchase, redemption, and transfer activity of all variable product owners in that separate account. If Columbia Funds detects that a separate account has conducted two "round trips" (as defined below) in a Fund that are deemed material by Columbia Funds in any 28-day period or if, in the opinion of Columbia Funds, the separate account's prior history may be consistent with a pattern of market timing by variable product owners, Columbia Funds will request that the insurance company research the source of the activity and determine whether a particular variable product owner is engaging in market timing in violation of Columbia Funds' policy. If an insurance company determines that a variable product owner has conducted two round trips that are deemed material by Columbia Funds in any 28-day period, Columbia Funds will generally require rejection of such variable product owner's future purchase orders, including transfer purchase orders, involving any Fund. In addition, if Columbia Funds determines that any variable product owner or separate account has engaged in any type of market timing activity (independent of the two-round trip limit) Columbia Funds may, in its discretion, reject future purchase orders, involving the same or any other Fund. In any event, Columbia Funds also retains the right to reject any order to buy or transfer shares and also retains the right to modify these market timing policies at any time without prior notice to shareholders. The right to redeem shares of a Fund is not affected by any of these limits.

For these purposes, a "round trip" is a purchase by any means into a Fund followed by a redemption, of any amount, by any means out of the same Fund. Under this definition, a transfer into a Fund followed by a transfer out of the same Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an insurance company, adviser, selling agent or trust department, generally will not be considered to be under common ownership or control. The two round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

These policies will be applied uniformly to all insurance companies. However, there is no assurance that the insurance company will investigate trading activity at the request of Columbia Funds, stop activity that proves to be against Columbia Funds' policies or implement Columbia Funds' market timing policies and practices. Columbia Funds must rely, in large part, on the rights, ability, and willingness of insurance companies to detect and deter market timing. Columbia Funds' policies are separate from, and in addition to, any policies and procedures adopted by an insurance company relating to variable product owner transactions. Certain insurance companies have different policies regarding monitoring and restricting market timing in the underlying variable product owner accounts that they maintain through an omnibus account that may be more or less restrictive than Columbia Funds' practices. For example, the terms and conditions of certain existing insurance contracts between an insurance company and a variable product owner may limit the ability of the insurance company to address frequent trading activity by the variable product owner. If the policy of an insurance company is to follow the market timing policy of the underlying investment options, then the policies and practices of the Columbia Funds discussed herein will be implemented by such insurance company. The prospectus that describes your annuity contract and/or life insurance policy will contain a description of the insurance company's policies and procedures, if any, with respect to market timing. Columbia Funds reserves the right, but does not have the obligation, to reject purchase orders from, or to stop or limit the offering of shares to, insurance company separate accounts. In addition, Columbia Funds reserves the right to remove any insurance company from its platform that does not cooperate with a Fund's effort to deter market timing.

The practices and policies described above are intended to deter and curtail market timing in the Columbia Funds. However, there can be no assurance that either Columbia Funds' or the insurance companies' policies and procedures, individually or collectively, will be totally effective in this regard because of various factors. Consequently, there is the risk that Columbia Funds may not be able to do anything in response to market timing that occurs in a Fund which may result in certain variable product owners being able to market time a Fund while the other variable product owners in that Fund bear the burden of such activities.

Columbia Funds seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither Columbia Funds nor its agents shall be held liable for any loss resulting from rejected purchase orders or transfers.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. A BUSINESS DAY ENDS AT THE CLOSE OF REGULAR TRADING ON THE NYSE, USUALLY AT 4:00 P.M. EASTERN TIME. IF THE NYSE CLOSES EARLY, THE BUSINESS DAY ENDS AS OF THE TIME THE NYSE CLOSES.

THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


HOW SHARES ARE PRICED

All transactions are based on the price of a Fund's shares -- or its net asset value per share.

We calculate net asset value per share for each Fund at the end of each business day. First, we calculate the net asset value for each Fund by determining the value of the Fund's assets and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors hold in the Fund.


Shares of the Funds are generally purchased and redeemed at the net asset value per share next determined after your order is received. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for details.


VALUING SECURITIES IN A FUND

The value of a Fund's shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in a Fund. If a market price isn't readily available, we will base the price of the security on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities which may be subject to fair valuation include, but are not limited to: (1) restricted securities for which a pricing service is unable to provide a market price; (2) securities whose trading has been formally suspended; (3) debt securities that have gone into default and for which there is no current market quotation; and
(4) a security whose market price is not available from a pre-established pricing service. In addition, the Funds may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund's share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. We use various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a market price is readily available and, if not, what the security's fair value is.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Columbia Funds has retained an independent fair value pricing service to assist in the fair valuation process for Funds that primarily invest in international securities. Because of the judgment involved in fair value decisions, there can be no assurance that the value ascribed to a particular security is accurate. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Fund could change on days when Fund shares cannot be bought or sold.

Financial intermediary payments

(PERCENT SIGN GRAPHIC)


The Distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.10% and 0.40% on an annual basis for payments based on average net assets of the Funds attributable to the financial intermediary. The Distributor or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.



The Distributor or its affiliates may make other payments or allow promotional incentives to financial intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.



Amounts paid by the Distributor or its affiliates are paid out of the Distributor's or its affiliates' own resources and do not increase the amount paid by you or your Fund. You can find further details about the payments made by the Distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor or its affiliates has agreed to make marketing support payments in the SAI, which can be obtained by calling 1.800.345.6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Distributor and its affiliates and any services your financial intermediary provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial adviser and review carefully any disclosure by the financial intermediary as to compensation received by your financial adviser.

Distributions and taxes

(TAXES GRAPHIC)

ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.


A mutual fund is generally not subject to federal income tax as long as it distributes its net investment income and net realized capital gain, if any, to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain, if any, to shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.



All of the Funds distribute any net realized capital gain at least once a year. Normally, the Funds declare and pay distributions of net investment income annually. The Funds may, however, declare and pay distributions of net investment income more frequently. Zero coupon bonds generate income each year to an investing Fund without generating cash for distributions. A Fund may be required to prematurely sell investments to make distributions or pay for redemptions.



Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day before the distribution is declared. Shares are eligible to receive net investment income and net realized capital gain distributions from the trade date of the purchase up to and including the day before the shares are sold.


Each time a distribution is made, the net asset value per share of the Fund is reduced by the amount of the distribution. We'll automatically reinvest distributions in additional shares of the same Fund.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT FEDERAL INCOME TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT


Shares of the Funds are only offered to you through a variable annuity contract and/or variable life insurance policy of a participating insurance company. You should review the prospectus and other information provided to you by your participating insurance company regarding the federal income taxation of your variable annuity contract and/or variable life insurance policy. As discussed in the prospectus for your variable annuity contract or variable life insurance policy, your contract or policy may qualify for favorable tax treatment.



As long as your variable annuity contract or variable life insurance policy maintains favorable tax treatment, you will only be taxed on your investment in a Fund through such contract or policy, even if you sell Fund shares or receive the Fund's distributions. In order to qualify for such treatment, among other things, the "separate accounts" of participating insurance companies, which maintain and invest net proceeds from the variable annuity contracts and variable life insurance policies, must be "adequately diversified." Each Fund intends to operate in such a manner so that a separate account investing in Fund shares on behalf of a holder of a variable annuity contract or variable life insurance policy will be "adequately diversified."

Legal matters


On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.



Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things,
(1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.



Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.



As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.



CIVIL LITIGATION



In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.



On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.



On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.



Separately, a putative class action -- Mehta v. AIG Sun America Life Assurance Company -- involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.



Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. Plaintiffs have appealed the decision dismissing this action to the Court of Appeals for the Eighth Circuit. This appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

Financial highlights
(DOLLAR SIGN GRAPHIC)


The financial highlights table is designed to help you understand how the Funds' Class A shares have performed for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses associated with the annuity contract or life insurance policy which, if reflected, would reduce the total returns for all periods shown.



This financial information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with each Fund's financial statements, is included in each Fund's annual report. Columbia Funds Variable Insurance Trust I's financial statements are incorporated by reference into the SAI. Please see the back cover of this prospectus to find out how you can get a copy of the SAI.

COLUMBIA MARSICO GROWTH FUND,
VARIABLE SERIES*

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                              YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                               12/31/06            12/31/05            12/31/04            12/31/03
  CLASS A SHARES**
  Net asset value, beginning of year            $17.89              $16.65              $14.73              $11.28
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(a)                0.04               (0.03)              (0.02)              (0.04)
  Net realized and unrealized gain/(loss)
    on investments and foreign currency          1.05                1.27                1.94                3.49
  Net increase/(decrease) in net asset
    value from operations                        1.09                1.24                1.92                3.45
  Net asset value, end of year                  $18.98              $17.89              $16.65              $14.73
  TOTAL RETURN(C)(D)                            6.09%               7.45%               13.03%              30.59%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)           $519,349            $172,227            $153,100            $95,596
  Operating expenses                           1.01%(e)            1.09%(e)            1.12%(e)            1.13%(e)
  Interest expense                                --                  --                --%(b)              --%(b)
  Total expenses                               1.01%(e)            1.09%(e)            1.12%(e)            1.13%(e)
  Net investment income/(loss)                  0.21%              (0.15)%             (0.11)%             (0.34)%
  Portfolio turnover rate                        54%                 69%                 77%                 83%
  Waiver/reimbursement                          0.15%               0.25%               0.25%               0.25%

                                               YEAR ENDED
                                                12/31/02
  CLASS A SHARES**
  Net asset value, beginning of year             $13.45
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(a)                (0.05)
  Net realized and unrealized gain/(loss)
    on investments and foreign currency          (2.12)
  Net increase/(decrease) in net asset
    value from operations                        (2.17)
  Net asset value, end of year                   $11.28
  TOTAL RETURN(C)(D)                            (16.13)%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)            $56,948
  Operating expenses                            1.14%(e)
  Interest expense                               --%(b)
  Total expenses                                1.14%(e)
  Net investment income/(loss)                  (0.40)%
  Portfolio turnover rate                         107%
  Waiver/reimbursement                           0.28%



* Prior to May 1, 2006, Columbia Marsico Growth Fund, Variable Series was known as Nations Marsico Growth Portfolio.


** Effective October 2, 2006, the Fund's previously unnamed share class was redesignated as Class A shares.


(a) Per share net investment income/(loss) has been calculated using the average shares outstanding during the period.


(b) Amount rounds to less than 0.01%.


(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


(d) Had the Fund's investment adviser and/or its affiliates not reimbursed a portion of expenses, total return would have been reduced.


(e) The benefit derived from custody credits had an impact of less than 0.01%, except for the year ended December 31, 2006, which had an annualized impact of 0.05%.

COLUMBIA MARSICO FOCUSED EQUITIES

FUND, VARIABLE SERIES*


FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                              YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                               12/31/06            12/31/05            12/31/04            12/31/03
  CLASS A SHARES**
  Net asset value, beginning of year            $18.62              $16.89              $15.16              $11.39
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(a)                0.02               (0.02)              (0.02)              (0.04)
  Net realized and unrealized gain/(loss)
    on investments and foreign currency          1.52                1.75                1.75                3.81
  Net increase/(decrease) in net asset
    value from operations                        1.54                1.73                1.73                3.77
  Net asset value, end of year                  $20.16              $18.62              $16.89              $15.16
  TOTAL RETURN(B)                              8.27%(c)           10.24%(c)           11.41%(c)             33.10%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)           $206,896            $205,892            $195,738            $162,096
  Operating expenses                           1.05%(d)            1.05%(d)            1.09%(d)            1.08%(d)
  Interest expense                                --                  --                  --                  --
  Total expenses                               1.05%(d)            1.05%(d)            1.09%(d)            1.08%(d)
  Net investment income/(loss)(d)               0.12%              (0.10)%             (0.16)%             (0.29)%
  Portfolio turnover rate                        67%                 68%                 99%                 76%
  Waiver/reimbursement                          0.18%               0.25%               0.25%               0.25%

                                               YEAR ENDED
                                                12/31/02
  CLASS A SHARES**
  Net asset value, beginning of year             $13.42
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(a)                (0.05)
  Net realized and unrealized gain/(loss)
    on investments and foreign currency          (1.98)
  Net increase/(decrease) in net asset
    value from operations                        (2.03)
  Net asset value, end of year                   $11.39
  TOTAL RETURN(B)                               (15.13)%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)            $101,516
  Operating expenses                            1.09%(d)
  Interest expense                               --%(e)
  Total expenses                                1.09%(d)
  Net investment income/(loss)(d)               (0.41)%
  Portfolio turnover rate                         119%
  Waiver/reimbursement                           0.26%


* Prior to May 1, 2006, Columbia Marsico Focused Equities Fund, Variable Series was known as Nations Marsico Focused Equities Portfolio.

** Effective October 2, 2006, the Fund's previously unnamed share class was redesignated as Class A shares.


(a) Per share net investment income/(loss) has been calculated using the average shares outstanding during the period.


(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


(c) Had the Fund's investment adviser and/or its affiliates not reimbursed a portion of expenses, total return would have been reduced.


(d) The benefits derived from custody credits had an impact of less than 0.01%.


(e) Amount rounds to less than 0.01%.

COLUMBIA MARSICO 21ST CENTURY
FUND, VARIABLE SERIES*

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                              YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                               12/31/06            12/31/05            12/31/04            12/31/03
  CLASS A SHARES**
  Net asset value, beginning of year            $11.22              $10.40              $8.50               $5.71
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(a)              0.11(e)              (0.01)              (0.01)              (0.04)
  Net realized and unrealized gain/(loss)
    on investments and foreign currency          2.06                0.83                1.91                2.83
  Net increase/(decrease) in net asset
    value from operations                        2.17                0.82                1.90                2.79
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.02)                --                  --                  --
  Distributions from net realized capital
    gains                                       (0.41)                --                  --                  --
  Total dividends and distributions             (0.43)                --                  --                  --
  Net asset value, end of year                  $12.96              $11.22              $10.40              $8.50
  TOTAL RETURN(B)                             19.74%(c)            7.88%(c)           22.35%(c)             48.86%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)           $27,881             $22,796             $17,854             $10,914
  Operating expenses                           1.10%(d)            1.10%(d)            1.10%(d)            1.09%(d)
  Interest expense                                --                  --                --%(f)                --
  Total expenses                               1.10%(d)            1.10%(d)            1.10%(d)            1.09%(d)
  Net investment income/(loss)                  0.94%              (0.05)%             (0.11)%             (0.57)%
  Portfolio turnover rate                        151%                175%                174%                206%
  Waiver/reimbursement                          0.53%               0.60%               0.97%               0.97%

                                               YEAR ENDED
                                                12/31/02
  CLASS A SHARES**
  Net asset value, beginning of year             $6.22
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(a)                (0.02)
  Net realized and unrealized gain/(loss)
    on investments and foreign currency          (0.49)
  Net increase/(decrease) in net asset
    value from operations                        (0.51)
  LESS DISTRIBUTIONS:
  Dividends from net investment income             --
  Distributions from net realized capital
    gains                                          --
  Total dividends and distributions                --
  Net asset value, end of year                   $5.71
  TOTAL RETURN(B)                               (8.20)%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)             $5,527
  Operating expenses                            1.10%(d)
  Interest expense                                 --
  Total expenses                                1.10%(d)
  Net investment income/(loss)                  (0.36)%
  Portfolio turnover rate                         352%
  Waiver/reimbursement                           1.45%



* Prior to May 1, 2006, Columbia Marsico 21st Century Fund, Variable Series was known as Nations Marsico 21st Century Portfolio.


** Effective October 2, 2006, the Fund's previously unnamed share class was redesignated as Class A shares.


(a) Per share net investment income/(loss) has been calculated using the average shares outstanding during the period.


(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


(c) Had the Fund's investment adviser and/or its affiliates not reimbursed a portion of expenses, total return would have been reduced.


(d) The benefits derived from custody credits had an impact of less than 0.01%, except for the year ended December 31, 2006 which had an annualized impact of 0.03%.


(e) Net investment income per share reflect special dividends. The effect of these dividends amounted to $0.09 per share.


(f) Amount rounds to less than 0.01%.

COLUMBIA MID CAP GROWTH

FUND, VARIABLE SERIES*

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                              YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                               12/31/06            12/31/05            12/31/04            12/31/03
  CLASS A SHARES**
  Net asset value, beginning of year            $7.92               $8.10               $7.10               $5.57
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(a)                0.01               (0.01)              (0.03)              (0.03)
  Net realized and unrealized gain/(loss)
    on investments and foreign currency          1.35                0.40                1.03                1.56
  Net increase/(decrease) in net asset
    value from operations                        1.36                0.39                1.00                1.53
  LESS DISTRIBUTIONS:
  Distributions from net realized capital
    gains                                       (0.42)              (0.57)                --                  --
  Total dividends and distributions             (0.42)              (0.57)                --                  --
  Net asset value, end of year                  $8.86               $7.92               $8.10               $7.10
  TOTAL RETURN(B)                             17.69%(c)            5.19%(c)           14.08%(c)             27.47%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)           $64,189             $63,956             $59,233             $38,540
  Operating expenses to average net
    assets                                     1.00%(d)            1.00%(d)            1.00%(d)            1.00%(d)
  Interest expense                                --                  --                --%(e)                --
  Total expenses                               1.00%(d)            1.00%(d)            1.00%(d)            1.00%(d)
  Net investment income/(loss)                 0.11%(d)           (0.13)%(d)          (0.49)%(d)          (0.41)%(d)
  Portfolio turnover rate                        176%                57%                 151%                56%
  Waiver/reimbursement                          0.22%               0.33%               0.38%               0.48%

                                               YEAR ENDED
                                                12/31/02
  CLASS A SHARES**
  Net asset value, beginning of year             $8.44
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(a)                (0.02)
  Net realized and unrealized gain/(loss)
    on investments and foreign currency          (2.85)
  Net increase/(decrease) in net asset
    value from operations                        (2.87)
  LESS DISTRIBUTIONS:
  Distributions from net realized capital
    gains                                          --
  Total dividends and distributions                --
  Net asset value, end of year                   $5.57
  TOTAL RETURN(B)                               (34.00)%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)            $12,641
  Operating expenses to average net
    assets                                      1.00%(d)
  Interest expense                                 --
  Total expenses                                1.00%(d)
  Net investment income/(loss)                 (0.38)%(d)
  Portfolio turnover rate                         49%
  Waiver/reimbursement                           1.02%



* Prior to October 2, 2006, Columbia Mid Cap Growth Fund, Variable Series was known as Columbia Marsico Mid Cap Growth Fund, Variable Series. Prior to May 1, 2006, Columbia Marsico Mid Cap Growth Fund, Variable Series was known as Nations Marsico MidCap Growth Portfolio.


** Effective October 2, 2006, the Fund's previously unnamed share class was redesignated as Class A shares.


(a) Per share net investment income/(loss) has been calculated using the average shares outstanding during the period.


(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


(c) Had the Fund's investment adviser and/or its affiliates not reimbursed a portion of expenses, total return would have been reduced.


(d) The benefits derived from custody credits had an impact of less than 0.01%, except for the years ended December 31, 2005 and 2006, which had an annualized impact of 0.04% and 0.03%, respectively.


(e) Amount rounds to less than 0.01%.

COLUMBIA HIGH YIELD FUND,VARIABLE SERIES*


FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                              YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                               12/31/06            12/31/05            12/31/04            12/31/03
  CLASS A SHARES**
  Net asset value, beginning of year            $10.72              $10.54              $10.41              $8.45
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(a)                0.76                0.70                0.72                0.81
  Net realized and unrealized gain/(loss)
    on investments and foreign currency          0.42               (0.47)               0.46                1.83
  Net increase/(decrease) in net asset
    value from operations                        1.18                0.23                1.18                2.64
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.28)              (0.02)              (0.69)              (0.67)
  Distributions from net realized capital
    gains                                       (0.10)              (0.03)              (0.36)              (0.01)
  Total dividends and distributions             (0.38)              (0.05)              (1.05)              (0.68)
  Net asset value, end of year                  $11.52              $10.72              $10.54              $10.41
  TOTAL RETURN(B)                             11.25%(c)            2.15%(c)           11.40%(c)           31.20%(c)
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)           $99,836             $96,350             $98,411             $80,317
  Operating expenses                           0.70%(d)            0.97%(d)            0.95%(d)            0.96%(d)
  Interest expense                              --%(e)                --                  --                  --
  Total expenses                               0.70%(d)            0.97%(d)            0.95%(d)            0.96%(d)
  Net investment income/(loss)                  6.89%               6.65%               6.71%               8.18%
  Portfolio turnover rate                        80%                 44%                 43%                 43%
  Waiver/reimbursement                          0.25%               0.25%               0.25%               0.27%

                                               YEAR ENDED
                                                12/31/02
  CLASS A SHARES**
  Net asset value, beginning of year             $8.87
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(a)                 0.80
  Net realized and unrealized gain/(loss)
    on investments and foreign currency          (0.61)
  Net increase/(decrease) in net asset
    value from operations                         0.19
  LESS DISTRIBUTIONS:
  Dividends from net investment income           (0.61)
  Distributions from net realized capital
    gains                                          --
  Total dividends and distributions              (0.61)
  Net asset value, end of year                   $8.45
  TOTAL RETURN(B)                               2.18%(c)
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)            $35,354
  Operating expenses                            1.00%(d)
  Interest expense                                 --
  Total expenses                                1.00%(d)
  Net investment income/(loss)                   9.19%
  Portfolio turnover rate                         62%
  Waiver/reimbursement                           0.44%



* Prior to May 1, 2006, Columbia High Yield Fund, Variable Series was known as Nations High Yield Bond Portfolio.


** Effective May 1, 2006, the Fund's previously unnamed share class was redesignated as Class A shares.


(a) Per share net investment income/(loss) has been calculated using the average shares outstanding during the period.


(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


(c) Had the Fund's investment adviser and/or its affiliates not reimbursed a portion of expenses, total return would have been reduced.


(d) The benefits derived from custody credits had an impact of less than 0.01%.


(e) Amount rounds to less than 0.01%.

Hypothetical investment and expense information


The following supplemental hypothetical investment information provides additional information about the effect of the expenses of each Fund, including investment advisory fees and other Fund costs, on each Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class A shares of each Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is presented in the charts, and is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower.

COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES -- CLASS A SHARES



      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT        ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                                5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    ANNUAL FEES
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    & EXPENSES(1)
       1            5.00%              1.01%                3.99%             $10,399.00          $103.01
       2           10.25%              1.01%                8.14%             $10,813.92          $107.13
       3           15.76%              1.01%               12.45%             $11,245.40          $111.40
       4           21.55%              1.01%               16.94%             $11,694.09          $115.84
       5           27.63%              1.01%               21.61%             $12,160.68          $120.47
       6           34.01%              1.01%               26.46%             $12,645.89          $125.27
       7           40.71%              1.01%               31.50%             $13,150.46          $130.27
       8           47.75%              1.01%               36.75%             $13,675.17          $135.47
       9           55.13%              1.01%               42.21%             $14,220.81          $140.87
      10           62.89%              1.01%               47.88%             $14,788.22          $146.50



  TOTAL GAIN AFTER FEES & EXPENSES                                            $ 4,788.22
  TOTAL ANNUAL FEES & EXPENSES                                                                  $1,236.23



(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.



COLUMBIA MARSICO FOCUSED EQUITIES FUND, VARIABLE SERIES -- CLASS A SHARES



      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT        ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                                5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    ANNUAL FEES
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    & EXPENSES(1)
       1            5.00%              1.05%                3.95%             $10,395.00          $107.07
       2           10.25%              1.05%                8.06%             $10,805.60          $111.30
       3           15.76%              1.05%               12.32%             $11,232.42          $115.70
       4           21.55%              1.05%               16.76%             $11,676.10          $120.27
       5           27.63%              1.05%               21.37%             $12,137.31          $125.02
       6           34.01%              1.05%               26.17%             $12,616.73          $129.96
       7           40.71%              1.05%               31.15%             $13,115.10          $135.09
       8           47.75%              1.05%               36.33%             $13,633.14          $140.43
       9           55.13%              1.05%               41.72%             $14,171.65          $145.98
      10           62.89%              1.05%               47.31%             $14,731.43          $151.74



  TOTAL GAIN AFTER FEES & EXPENSES                                            $ 4,731.43
  TOTAL ANNUAL FEES & EXPENSES                                                                  $1,282.56



(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA MARSICO 21ST CENTURY FUND, VARIABLE SERIES -- CLASS A SHARES



      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT        ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                                5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    ANNUAL FEES
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    & EXPENSES(1)
       1            5.00%              1.10%                3.90%             $10,390.00          $112.15
       2           10.25%              1.45%                7.59%             $10,758.85          $153.33
       3           15.76%              1.45%               11.41%             $11,140.78          $158.77
       4           21.55%              1.45%               15.36%             $11,536.28          $164.41
       5           27.63%              1.45%               19.46%             $11,945.82          $170.25
       6           34.01%              1.45%               23.70%             $12,369.90          $176.29
       7           40.71%              1.45%               28.09%             $12,809.03          $182.55
       8           47.75%              1.45%               32.64%             $13,263.75          $189.03
       9           55.13%              1.45%               37.35%             $13,734.61          $195.74
      10           62.89%              1.45%               42.22%             $14,222.19          $202.69



  TOTAL GAIN AFTER FEES & EXPENSES                                            $ 4,222.19
  TOTAL ANNUAL FEES & EXPENSES                                                                  $1,705.21



(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.



COLUMBIA MID CAP GROWTH FUND, VARIABLE SERIES -- CLASS A SHARES



      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT        ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                                5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    ANNUAL FEES
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    & EXPENSES(1)
       1            5.00%              1.04%                3.96%             $10,396.00          $106.06
       2           10.25%              1.04%                8.08%             $10,807.68          $110.26
       3           15.76%              1.04%               12.36%             $11,235.67          $114.63
       4           21.55%              1.04%               16.81%             $11,680.60          $119.16
       5           27.63%              1.04%               21.43%             $12,143.15          $123.88
       6           34.01%              1.04%               26.24%             $12,624.02          $128.79
       7           40.71%              1.04%               31.24%             $13,123.93          $133.89
       8           47.75%              1.04%               36.44%             $13,643.64          $139.19
       9           55.13%              1.04%               41.84%             $14,183.93          $144.70
      10           62.89%              1.04%               47.46%             $14,745.61          $150.43



  TOTAL GAIN AFTER FEES & EXPENSES                                            $ 4,745.61
  TOTAL ANNUAL FEES & EXPENSES                                                                  $1,270.99



(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES -- CLASS A SHARES



      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT        ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                                5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    ANNUAL FEES
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    & EXPENSES(1)
       1            5.00%              0.60%                4.40%             $10,440.00           $61.32
       2           10.25%              0.87%                8.71%             $10,871.17           $92.70
       3           15.76%              0.87%               13.20%             $11,320.15           $96.53
       4           21.55%              0.87%               17.88%             $11,787.67          $100.52
       5           27.63%              0.87%               22.75%             $12,274.50          $104.67
       6           34.01%              0.87%               27.81%             $12,781.44          $108.99
       7           40.71%              0.87%               33.09%             $13,309.32          $113.49
       8           47.75%              0.87%               38.59%             $13,858.99          $118.18
       9           55.13%              0.87%               44.31%             $14,431.37          $123.06
      10           62.89%              0.87%               50.27%             $15,027.38          $128.15



  TOTAL GAIN AFTER FEES & EXPENSES                                            $ 5,027.38
  TOTAL ANNUAL FEES & EXPENSES                                                                  $1,047.61



(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------

Terms used in this prospectus
(BOOK GRAPHIC)


80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.


ASSET-BACKED SECURITY -- a debt security that gives an investor an interest in a pool of assets that is collateralized or "backed" by one or more kinds of assets, including automobile loans or credit card receivables, generally issued by banks, credit card companies or other lenders. Asset-backed securities typically make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a domestic or U.S. branch of a foreign bank, including certificates of deposit, time deposits and bankers' acceptances.

BOND -- a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. An investor realizes a capital gain when it sells a security for more than it paid for it. An investor realizes a capital loss when it sells a security for less than it paid for it.

CASH EQUIVALENTS -- short-term, interest-bearing instruments which can easily be converted into cash, including U.S. government obligations, bank obligations, and certain asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investors Service, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).


COLLATERALIZED MORTGAGE OBLIGATION (CMO) -- a type of mortgage-backed security. CMO payment obligations are covered by interest and/or principal payments from a pool of mortgages. In addition, the underlying assets of a CMO are typically separated into classes, called tranches, based on maturity. Each tranche pays a different rate of interest. CMOs are not generally issued by the U.S. government, its agencies or instrumentalities.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows an investor to vote at shareholder meetings and to share in the company's profits by receiving dividends.

CONVERTIBLE DEBT -- a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

CONVERTIBLE SECURITY -- a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.


CREDIT SUISSE HIGH YIELD INDEX -- an unmanaged trader-priced portfolio constructed to mirror the investable universe of the dollar-denominated high yield debt market. Issues must be publicly registered in the U.S. or issued under Rule 144A with registration rights. The index includes below investment grade, cash pay, zero-coupon, stepped-rate and pay-in-kind bonds with at least one year remaining to maturity. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.



CROSSING NETWORKS -- an electronic system where anonymous parties can match buy and sell transactions. These transactions don't affect the market, and transaction costs are extremely low.


DEBT SECURITY -- a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

DEPOSITARY RECEIPTS -- evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

DERIVATIVES -- A derivative is a financial contract whose value is based upon, or "derived" from, an underlying financial asset (such as a stock or a bond), a commodity (such as gold), a market index (such as the S&P 500) or a reference rate (such as the prime lending interest rate). Examples of derivative instruments include futures, options, index-, equity-, commodity- and currency-linked securities, warrants and swap contracts. For a detailed description of the derivatives described here, see the SAI.

DIVERSIFIED -- A diversified fund, as defined by the 1940 Act, must have at least 75% of its total assets in cash and cash equivalents, government securities, securities of other investment companies, or other securities. For purposes of this calculation, the fund may not count securities of a single issuer that comprise more than 5% of the fund's assets.

DIVIDEND YIELD -- rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

DURATION -- a measure used to estimate how much a Fund's net asset value will fluctuate in response to a change in interest rates. For example, if interest rates rise by one percentage point, the share price of a fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the fund's share price would rise by about 5%.

EQUITY SECURITY -- an investment that gives an investor an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provides certain guarantees. The securities issued by the FHLMC are guaranteed as to timely payment of interest and the ultimate collection of principal only by the FHLMC and are not insured or guaranteed by the U.S. government.


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. FNMA is a congressionally chartered company, although neither its common stock nor the securities it issues are insured or guaranteed by the U.S. government. The securities issued by FNMA are guaranteed as to timely payment of both principal and interest only by FNMA.


FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

FOREIGN SECURITY -- a debt or equity security determined by a Fund's portfolio management team or portfolio manager(s) to be foreign based on an issuer's domicile, its principal place of business, the source of its revenues or other factors. An American Depository Receipt (ADR) may be considered a foreign security by a Fund's portfolio management team or portfolio manager(s).

FORWARD FOREIGN CURRENCY CONTRACTS -- a forward foreign currency contract includes an obligation to purchase or sell a foreign currency at a specified future date.

FORWARD PURCHASE AGREEMENT -- a contract obligating one party to buy and another party to sell an equity security, commodity, currency or other financial instrument at a specific future date.

FUNDAMENTAL ANALYSIS -- a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

FUTURES CONTRACT -- a contract to buy or sell underlying instruments at a specified price on a specified future date. The price is typically set through a futures exchange.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- a government-owned corporation that is considered an agency of the U.S. government. It guarantees, with the full faith and credit of the U.S. government, full and timely payment of all principal and interest on its mortgage-backed securities.


HIGH QUALITY -- includes municipal securities that are rated in the two highest short-term debt categories according to an NRSRO such as S&P or Moody's. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by a Fund's Board. Please see the SAI for more information about credit ratings.

HIGH YIELD DEBT SECURITY -- debt securities that, at the time of purchase, are rated "BB" or below by S&P or "Ba" or below by Moody's, or that are unrated and determined by the portfolio management team to be of comparable quality.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

INTEREST RATE SWAP -- an agreement between two parties to exchange periodic interest payments based on a predetermined principal amount.

INVESTMENT GRADE -- a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The portfolio management team may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.

LEHMAN BROTHERS U.S. AGGREGATE INDEX -- an unmanaged index of U.S. government agency and U.S. Treasury securities, investment grade corporate bonds and asset-, mortgage-, and commercial mortgage-backed securities. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term, high quality debt security. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

MORTGAGE-BACKED SECURITY OR MORTGAGE-RELATED SECURITY -- a debt security that gives you an interest in, and is backed by, a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities typically make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

MSCI EAFE INDEX -- an unmanaged free float-adjusted market capitalization index that measures developed market equity performance, excluding the U.S. and Canada. The index includes Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public or private projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from municipal securities that pay for "public" projects and services is exempt from federal income taxes and is generally exempt from state taxes if an investor lives in the state that issued the security. If an investor lives in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's.

OPTIONS -- An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

OVER-THE-COUNTER MARKET -- a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

PREFERRED STOCK -- a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors. Ownership of preferred stock typically does not come with certain voting rights that come with common stock.

PRICE-TO-EARNINGS RATIO (P/E RATIO) -- the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

PRIVATE PLACEMENT -- a private placement is the sale of stocks, bonds or other investments directly to a qualified investor without having to register the offering with the SEC or other comparable foreign regulatory authorities. Qualified investors are typically large institutional investors or high net worth individuals. Securities acquired through private placements generally may not be resold.

QUANTITATIVE ANALYSIS -- an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

REAL ESTATE INVESTMENT TRUST (REIT) -- a portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests. A REIT is a tax-advantaged entity whose assets are composed primarily of such investments.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price. Reverse repurchase agreements are, in effect, loans to a fund.

RIGHT -- a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

RUSSELL 1000(R) INDEX -- an unmanaged index that measures the performance of the largest 1,000 U.S. companies and represents approximately 90% of the U.S. equity market. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 1000(R) VALUE INDEX -- an unmanaged index that measures the performance of those securities in the Russell 1000(R) Index with lower price-to-book ratios and forecasted growth rates. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 2000(R) INDEX -- an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and represents approximately 8% of the U.S. equity market. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 2000(R) GROWTH INDEX -- an unmanaged index that measures the performance of those securities in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth rates. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 3000(R) INDEX -- an unmanaged index that measures the performance of the 3,000 largest U.S. securities based on total market capitalization, and represents approximately 98% of the investable U.S. equity market. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL MIDCAP(R) GROWTH INDEX -- an unmanaged index that measures the performance of those securities in the Russell MidCap(R) Index with higher price-to-book ratios and forecasted growth values. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL MIDCAP(R) INDEX -- an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index and represents approximately 24% of the U.S. equity market. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.


S&P 500 INDEX(1) -- an unmanaged index of 500 widely held common stocks. The S&P covers 80% of the U.S. market and encompasses more than 100 different industry groups. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.


SENIOR SECURITY -- a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

TOTAL RETURN SWAP -- an agreement between two parties to exchange periodic interest payments for the total return of an equity or fixed income instrument.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

WARRANT -- a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

ZERO-COUPON BOND -- a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return.

(1)"Standard and Poor's", "S&P", "S&P 500", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Adviser. The Portfolios are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the Portfolios.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

COLUMBIA MANAGEMENT.

Where to fund more information

The Funds of Columbia Funds Variable Insurance Trust I are available only to the owners of variable annuity contracts and/or variable life insurance policies issued by leading life insurance companies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the Funds. You'll find more information about the Funds of Columbia Funds Variable Insurance Trust I in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting the life insurance company that issued your variable annuity contract and/or variable life insurance policy, or by contacting Columbia Management Services, Inc. as follows:

By telephone:
1.800.345.6611

By mail:
COLUMBIA MANAGEMENT SERVICES, INC.
P.O. BOX 8081
BOSTON, MA 02266-8081

The annual and semi-annual reports and the SAI are not available on an Internet site because Columbia Management does not maintain an Internet site for the Funds of Columbia Funds Variable Insurance Trust I, which are available only through variable annuity contracts and/or variable life insurance policies issued by leading life insurance companies.

Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.551.8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


SEC file number: 811-08481
Columbia Funds Variable Insurance Trust I

COLUMBIA MANAGEMENT.

Columbia Funds Variable Insurance Trust I
Prospectus - Class A Shares
May 1, 2007

STOCK FUND

Columbia Marsico Focused Equities Fund, Variable Series

CORPORATE BOND FUND

Columbia High Yield Fund, Variable Series

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.

ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NOT FDIC-INSURED         NOT BANK ISSUED

    NOT BANK             MAY LOSE VALUE
   GUARANTEED

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.





 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 35.


YOUR INVESTMENT IN A FUND IS NOT A BANK DEPOSIT OR OTHER OBLIGATION OF, OR ISSUED OR ENDORSED OR GUARANTEED BY, BANK OF AMERICA, N.A. (BANK OF AMERICA) OR ANY OF ITS AFFILIATES. YOUR INVESTMENT IN A FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUNDS AND MAY BE COMPENSATED IN CONNECTION WITH THE SALE OF THE FUNDS.

YOUR INVESTMENT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL INVESTED. YOUR INVESTMENT MAY LOSE MONEY.

--------------------------------------------------------------------------------


This booklet, which is called a prospectus, tells you about two of the Funds of Columbia Funds Variable Insurance Trust I. The Funds are the underlying investment vehicles for certain variable annuity contracts and/or variable life insurance policies issued by leading life insurance companies. Please read this prospectus carefully, because it contains information that's designed to help you make informed investment decisions.


This prospectus offers Class A shares of the Funds. Class A shares have their fees and other features. The Funds also offer Class B shares, which have different fees, and which you may eligible to purchase. Please contact your investment professional for more information regarding the share classes offered by the Funds of Columbia Funds Variable Insurance Trust I.

ABOUT THE FUNDS

Each of the Funds is diversified, except Columbia Marsico Focused Equities Fund, Variable Series, which is non-diversified.

Each of the Funds has a different investment focus:

  - Stock Funds invest primarily in equity securities of U.S. companies.

  - Corporate Bond Funds focus on the potential to earn income by investing primarily in fixed income securities. Columbia High Yield Fund, Variable Series is a high yield bond fund that focuses on the potential to earn income by investing primarily in high yield debt securities, which are often referred to as "junk bonds". High yield bond funds offer the opportunity for higher levels of income than other corporate bond funds.

Because they invest in different kinds of securities, the Funds also have different risk/return characteristics.

Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk. Foreign securities also involve special risks not associated with investing in the U.S. stock market, which you need to be aware of before you invest.

High yield debt securities, like all fixed income securities, have the potential to increase in value because when interest rates fall, the value of these securities tends to rise. When interest rates rise, however, the value of these securities tends to fall. Other things can also affect the value of high yield debt securities, most importantly credit risk. High yield debt securities are generally more sensitive to credit risk than other types of fixed income securities.

In every case, there's a risk that you'll lose money or that you may not earn as much as you expect.

CHOOSING THE RIGHT FUND FOR YOU

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.


The Stock Fund generally focuses on long-term growth. It may be suitable for you if:


  - you have longer-term investment goals;


  - it's part of a balanced portfolio; or


  - you want to try to protect your portfolio against a loss of buying power that inflation can cause over time.


It may not be suitable for you if:


  - you're not prepared to accept or are unable to bear the risks associated with equity securities, including foreign securities;

  - you have short-term investment goals; or

  - you're looking for a regular stream of income.

The Corporate Bond Fund focuses on the potential to earn income. It may be suitable for you if:

  - you're looking for income;

  - you want to diversify your existing portfolio; or

  - you have longer-term investment goals.

It may not be suitable for you if:

  - you're not prepared to accept or are unable to bear the risks associated with fixed income securities, particularly high yield debt securities; or

  - you're seeking preservation of capital and stability of share price.

You'll find a discussion of each Fund's investment objective, principal investment strategies and risks in the descriptions that start on page 5.

FOR MORE INFORMATION

If you have any questions about the Funds, please contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Funds' investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Funds
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND. THE ADVISER AND COLUMBIA FUNDS HAVE ENGAGED SUB-ADVISERS THAT ARE RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR CERTAIN OF THE FUNDS.





 YOU'LL FIND MORE ABOUT THE ADVISER AND SUB-ADVISERS STARTING ON PAGE 18.


--------------------------------------------------------------------------------



COLUMBIA MARSICO FOCUSED EQUITIES FUND, VARIABLE SERIES          5
Sub-adviser: Marsico Capital Management, LLC
------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES                       10
Sub-adviser: MacKay Shields LLC
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     15
------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                       18


About your investment

(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and transferring shares                       22
  Financial intermediary payments                               26
  Distributions and taxes                                       27
  Legal matters                                                 28
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            30
------------------------------------------------------------------
HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION                 33
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   35
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA MARSICO FOCUSED EQUITIES FUND, VARIABLE SERIES

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

THE ADVISER IS THE FUND'S INVESTMENT ADVISER AND MARSICO IS ITS SUB-ADVISER. THOMAS F. MARSICO IS THE PORTFOLIO MANAGER WHO MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.





 YOU'LL FIND MORE ABOUT MARSICO AND MR. MARSICO STARTING ON PAGE 20.


WHAT IS A FOCUSED FUND?

A FOCUSED FUND INVESTS IN A SMALL NUMBER OF COMPANIES. THIS FUND FOCUSES ON LARGE, ESTABLISHED AND WELL-KNOWN U.S. COMPANIES.

BECAUSE A FOCUSED FUND HOLDS FEWER INVESTMENTS THAN OTHER KINDS OF FUNDS, IT CAN HAVE GREATER PRICE SWINGS THAN MORE DIVERSIFIED FUNDS. IT MAY EARN RELATIVELY HIGHER RETURNS WHEN ONE OF ITS INVESTMENTS PERFORMS WELL, OR RELATIVELY LOWER RETURNS WHEN AN INVESTMENT PERFORMS POORLY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks long-term growth of capital.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities. The investments will mostly consist of equity securities of large capitalization companies with a market capitalization of $4 billion or more. The Fund, which is non-diversified, generally holds a core position of 20 to 30 common stocks that are selected for their long-term growth potential. The number of securities held by the Fund may occasionally exceed this range at times such as when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest up to 25% of its assets in foreign securities.

In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment, and the global competitive landscape. In addition, Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit with various levels of a company's management, as well as with its customers and (as relevant) suppliers, distributors, and competitors. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell a Fund's investments in portfolio companies if, in the opinion of Marsico, a company's fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The core investments of the Fund generally may include established companies and securities that offer long-term growth potential. However, the Fund's portfolio also may typically include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THE FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Marsico Focused Equities Fund, Variable Series has the following principal risks:

      - INVESTMENT STRATEGY RISK -- There is a risk that the value of the Fund's investments will not rise as high as Marsico expects, or will fall.

      - HOLDING FEWER INVESTMENTS -- The Fund is considered to be non-diversified because it may hold fewer investments than other kinds of equity funds. This increases the risk that its value could go down significantly if even only one of its investments performs poorly. The value of the Fund will tend to have greater price swings than the value of more diversified equity funds. The Fund may become a diversified fund by limiting the investments in which more than 5% of its total assets are invested.

      - STOCK MARKET RISK -- The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - FOREIGN INVESTMENT RISK -- Because the Fund may invest up to 25% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, also may apply to some foreign investments.

      - EMERGING MARKETS RISK -- Securities issued by companies in developing or emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa, may be more sensitive to the risks of foreign investing. In particular, these countries may experience instability resulting from rapid social, political and economic development. Many of these countries are dependent on international trade, which makes them sensitive to world commodity prices and economic downturns in other countries. Some emerging countries have a higher risk of currency devaluations, and some countries may experience long periods of high inflation or rapid changes in inflation rates.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund's Class A shares have performed in the past, and can help you understand the risks of investing in the
                   Fund. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE
                   FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR


      The bar chart shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                1999     2000     2001     2002     2003     2004     2005     2006
                ----     ----     ----     ----     ----     ----     ----     ----
               53.28%   -15.82%  -17.72%  -15.13%  33.10%   11.41%   10.24%    8.27%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 4TH QUARTER 1999:           32.37%
         WORST: 1ST QUARTER 2001:         -16.92%


--------------------------------------------------------------------------------

THE RETURNS SHOWN FOR THE INDEX DO NOT REFLECT FEES, BROKERAGE COMMISSIONS OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------


      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006


      The table shows the Fund's Class A shares' average annual total return for each period, compared with the S&P 500 Index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                                                                            LIFE OF
                                                         1 YEAR   5 YEARS    FUND*
         CLASS A SHARES                                   8.27%    8.48%     8.69%



         S&P 500 INDEX (REFLECTS NO DEDUCTIONS FOR FEES
           OR EXPENSES)                                  15.79%    6.19%     4.56%

      *THE INCEPTION DATE OF THE FUND'S CLASS A SHARES IS MARCH 27, 1998. THE
       RETURN FOR THE INDEX SHOWN IS FROM THAT DATE.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND MAY INCUR SIGNIFICANT TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold
                   Class A shares of the Fund. You will also incur fees and expenses associated with your variable annuity contract and/or life insurance policy. This table does not include fees and expenses imposed under your annuity contract and/or life insurance policy. If the table included these fees and expenses, the figures shown below would be higher. You will find details about these fees and expenses in the prospectus that describes your annuity contract and/or life insurance policy. Additional hypothetical fee and expense information can be found in the section HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION.

         SHAREHOLDER FEES                                             CLASS A
         (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     SHARES
         Maximum sales charge (load) imposed on purchases               N/A



         Maximum deferred sales charge (load)                           N/A



         ANNUAL FUND OPERATING EXPENSES



         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                            0.97%



         Distribution (12b-1) and/or shareholder servicing
           fees(2)                                                     0.00%



         Other expenses                                                0.08%
                                                                        ---------



         Acquired fund fees and expenses(3)                           --



         Total annual Fund operating expenses                          1.05%
                                                                        =========




      (1)The Fund pays an investment advisory fee of 0.74% and an administration fee of 0.23% of the Funds average daily assets. The Fund's investment adviser has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.74% for assets up to $500 million; 0.69% for assets in excess of $500 million and up to $1 billion; 0.64% for assets in excess of $1 billion and up to $1.5 billion; 0.59% for assets in excess of $1.5 billion and up to $3 billion; 0.57% for assets in excess of $3 billion and up to $6 billion; and 0.55% for assets in excess of $6 billion.

      (2)Prior to October 2, 2006, Class A shares were subject to shareholder servicing and distribution fees at the annual rate of 0.25% of the Fund's average daily net assets. The Fund's distributor waived 100% of the shareholder servicing and distribution fees for Class A shares.

      (3)Amount represents less than 0.01% but is included in other expenses.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE


      This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not take into account fees and expenses imposed under your variable annuity contract and/or life insurance policy. If the example included these fees and expenses, the figures shown below would be higher.

      This example assumes:

        - you invest $10,000 in Class A shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.

        - you reinvest all dividends and distributions in the Fund.

        - your investment has a 5% return each year.

        - the Fund's operating expenses remain the same as shown in the table above.

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS A SHARES                          $107     $334      $579      $1,283

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

THE ADVISER IS THE FUND'S INVESTMENT ADVISER AND MACKAY SHIELDS LLC (MACKAY SHIELDS) IS ITS SUB-ADVISER. MACKAY SHIELDS' HIGH YIELD PORTFOLIO MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.





 YOU'LL FIND MORE ABOUT MACKAY SHIELDS AND ITS HIGH YIELD PORTFOLIO MANAGEMENT TEAM STARTING ON PAGE 20.


HIGH YIELD DEBT SECURITIES

THE FUND INVESTS PRIMARILY IN HIGH YIELD DEBT SECURITIES, WHICH ARE OFTEN REFERRED TO AS "JUNK BONDS." HIGH YIELD DEBT SECURITIES OFFER THE POTENTIAL FOR HIGHER INCOME THAN OTHER KINDS OF DEBT SECURITIES WITH SIMILAR MATURITIES, BUT THEY ALSO HAVE HIGHER CREDIT RISK.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks maximum income by investing in a diversified portfolio of high yield debt securities.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   Under normal circumstances, the Fund will invest at least 80% of its assets in domestic and foreign corporate high yield debt securities. These securities are not rated investment grade, but generally will be rated "BB" or "B" by Standard
                   & Poor's Corporation. The portfolio management team may choose unrated securities if it believes they are of comparable quality at the time of investment. The Fund is not managed to a specific duration. Its duration will generally track the Credit Suisse High Yield Index.

The Fund invests primarily in:

  - domestic corporate high yield debt securities, including private placements;

  - U.S. dollar-denominated foreign corporate high yield debt securities, including private placements;

  - zero-coupon bonds;

  - U.S. government obligations; and

  - equity securities (up to 20% of its assets), which may include convertible securities.

When selecting investments for the Fund, the portfolio management team:

  - focuses on individual security selection ("bottom-up" analysis);

  - uses fundamental credit analysis;

  - emphasizes current income while attempting to minimize risk to principal;

  - seeks to identify a catalyst for capital appreciation such as an operational or financial restructuring; and

  - tries to manage risk by diversifying the Fund's investments across securities of many different issuers.

The portfolio management team may sell a security when its market price rises above the target price the team has set, when it believes there has been a deterioration in an issuer's fundamentals, such as earnings, sales or management, or an issuer's credit quality, or to maintain portfolio diversification, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THE FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia High Yield Fund, Variable Series has the following principal risks:

      - INVESTMENT STRATEGY RISK -- There is a risk that the value of the investments that the portfolio management team chooses will not rise as high as the team expects, or will fall.

      - CREDIT RISK -- The types of securities in which the Fund typically invests are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.

      - CHANGING DISTRIBUTION LEVELS -- The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      - INTEREST RATE RISK -- The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      - LIQUIDITY RISK -- There is a risk that a security held by the Fund cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

      - FOREIGN INVESTMENT RISK -- Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund's Class A shares have performed in the past, and can help you understand the risks of investing in the
                   Fund. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE
                   FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR

      The bar chart shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2001     2002     2003     2004     2005     2006
               ----     ----     ----     ----     ----     ----
               8.32%    2.18%   31.20%   11.40%    2.15%   11.25%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 2ND QUARTER 2003:          10.75%
         WORST: 3RD QUARTER 2002:         -5.88%


--------------------------------------------------------------------------------

THE RETURNS SHOWN FOR THE INDEX DO NOT REFLECT FEES, BROKERAGE COMMISSIONS OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------


      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006

      The table shows the Fund's Class A shares' average annual total return for each period, compared with the Credit Suisse High Yield Index, a broad-based index that tracks the performance of high yield bonds. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                                                                            LIFE OF
                                                         1 YEAR   5 YEARS    FUND*
         CLASS A SHARES                                  11.25%   11.16%     8.92%



         CREDIT SUISSE HIGH YIELD INDEX (REFLECTS NO
           DEDUCTIONS FOR FEES OR EXPENSES)              11.91%   11.07%     8.59%

      *THE INCEPTION DATE OF THE FUND'S CLASS A SHARES IS JULY 7, 2000. THE
       RETURN FOR THE INDEX SHOWN IS FROM JUNE 30, 2000.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND MAY INCUR SIGNIFICANT TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold
                   Class A shares of the Fund. You will also incur fees and expenses associated with your variable annuity contract and/or life insurance policy. This table does not include fees and expenses imposed under your annuity contract and/or life insurance policy. If the table included these fees and expenses, the figures shown below would be higher. You will find details about these fees and expenses in the prospectus that describes your annuity contract and/or life insurance policy. Additional hypothetical fee and expense information can be found in the section HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION.

         SHAREHOLDER FEES                                             CLASS A
         (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     SHARES
         Maximum sales charge (load) imposed on purchases               N/A



         Maximum deferred sales charge (load)                           N/A



         ANNUAL FUND OPERATING EXPENSES



         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                            0.78%



         Distribution (12b-1) and/or shareholder servicing
           fees(2)                                                     0.00%



         Other expenses                                                0.09%
                                                                        ---------



         Total annual Fund operating expenses                          0.87%



         Fee waivers and/or reimbursements                             0.27%
                                                                        ---------



         Total net expenses(3)                                         0.60%
                                                                        =========




      (1)The Fund pays an investment advisory fee of 0.55% and an administration fee of 0.23% of the Fund's average daily assets.

      (2)Prior to April 30, 2006, Class A shares were subject to shareholder servicing and distribution fees at the annual rate of 0.25% of the Fund's average daily net assets. The Fund's distributor waived 100% of the shareholder servicing and distribution fees for Class A shares.

      (3)The Fund's investment adviser has contractually agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual Fund operating expenses (exclusive of distribution and shareholder servicing fees and interest) do not exceed 0.60% annually through April 30, 2008. There is no guarantee that these waivers and/or limitations will continue after April 30, 2008.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE

      This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not take into account fees and expenses imposed under your variable annuity contract and/or life insurance policy. If the example included these fees and expenses, the figures shown below would be higher.

      This example assumes:

        - you invest $10,000 in Class A shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.

        - you reinvest all dividends and distributions in the Fund.

        - your investment has a 5% return each year.

        - the Fund's operating expenses remain the same as shown in the table above.

        - the waivers and/or reimbursements shown above expire April 30, 2008 and are not reflected in the 3, 5 and 10 year examples.

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS A SHARES                          $61      $251      $456      $1,048

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about each Fund's investment objective, principal investment strategies and risks in the descriptions that start on page
5. The following are some other risks and information you should consider before you invest:

      - Columbia Funds Variable Insurance Trust I (formerly known as Nations Separate Account Trust) has obtained exemptive relief from the SEC relating to the sale of shares to life insurance companies and qualified plans. Accordingly, the Funds may be made available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as directly to qualified plans and certain other permitted persons. Due to differences in tax treatment and other considerations, the interests of various contract owners participating in Columbia Funds Variable Insurance Trust I and the interests of qualified plans investing in Columbia Funds Variable Insurance Trust I may conflict. Columbia Funds Variable Insurance Trust I currently does not foresee any disadvantages to shareholders arising from these potential conflicts of interest. Nevertheless, the Board of Trustees of Columbia Funds Variable Insurance Trust I (the Board) intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts.

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of the Funds can be changed without shareholder approval. The 80% Policy of a Fund may be changed without shareholder approval by giving shareholders at least 60 days' notice.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Although no such change is currently planned, a Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - HOLDING OTHER KINDS OF INVESTMENTS -- A Fund may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information. The portfolio managers or portfolio management team can also choose not to invest in specific securities described in this prospectus and in the SAI.

      - INVESTMENT IN COLUMBIA MONEY MARKET FUNDS -- To seek to achieve a return on uninvested cash or for other reasons, the Funds may invest their assets in Columbia Money Market Funds. The Adviser and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Funds for services provided directly. The Adviser may waive fees which it is entitled to receive from either the Columbia Money Market Funds or the Funds.

      - FOREIGN INVESTMENT RISK -- Funds that invest in foreign securities may be affected by changes in currency exchange rates and the costs of converting currencies; foreign government controls on foreign investment, repatriation of capital, and currency and exchange; foreign taxes, including potentially confiscatory levels of taxation and withholding; inadequate supervision and regulation of some foreign markets; difficulty selling some investments which may increase volatility; different settlement practices or delayed settlements in some markets; difficulty getting complete or accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic or social instability; and difficulty enforcing legal rights outside the U.S. If a Fund invests in emerging markets there may be other risks involved, such as those of immature economies and less developed and more thinly traded securities markets.

      - INVESTING DEFENSIVELY -- Each Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

      - SECURITIES LENDING PROGRAM -- Each Fund may lend portfolio securities to approved broker-dealers or other financial institutions on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker-dealers or other financial institutions involved in the loans may be affiliates of Bank of America.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, investment sub-advisory, distribution, administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Bank of America or its affiliates may also serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO TRANSACTION COSTS -- Each Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for a Fund and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to a Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transaction costs are not.

      - PORTFOLIO HOLDINGS DISCLOSURE -- A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

      - PORTFOLIO TURNOVER -- A Fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can mean higher brokerage and other transaction costs, which could reduce the Fund's returns. The Funds generally buy securities for capital appreciation, investment income, or both, and don't engage in frequent trading. You'll find the portfolio turnover rates for the Funds in FINANCIAL HIGHLIGHTS.

How the Funds are managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser is the investment adviser to over 100 mutual fund portfolios in the Columbia Funds Family, including the Funds of Columbia Funds Variable Insurance Trust I offered by this prospectus. Columbia Funds Variable Insurance Trust I is a series of mutual funds that provides underlying investment alternatives for certain variable annuity contracts and/or variable life insurance policies.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities and money market instruments.

Currently managing more than $312 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.


Columbia Funds Variable Insurance Trust I pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The Adviser uses part of this money to pay investment sub-advisers for the services they provide to certain Funds.


A discussion regarding the basis for the Board's approval of the investment advisory agreement with the Adviser and each sub-adviser, as applicable, is available in each Fund's annual report to shareholders for the fiscal year ended December 31.

The Adviser has agreed to waive fees and/or reimburse expenses for certain Funds. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses.

The following chart shows the maximum advisory fees the Adviser can receive, along with the actual advisory fees the Adviser and/or an affiliate received during the Funds' last fiscal year, after waivers and/or reimbursements.

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS



                                                              MAXIMUM    ACTUAL FEE
                                                              ADVISORY    PAID LAST
                                                                FEE      FISCAL YEAR
  COLUMBIA MARSICO FOCUSED EQUITIES FUND, VARIABLE SERIES      0.74%        0.74%



  COLUMBIA HIGH YIELD FUND, VARIABLE SERIES                    0.55%        0.55%

INVESTMENT SUB-ADVISERS

Columbia Funds and the Adviser engage investment sub-advisers to make day-to-day investment decisions for certain of the Funds. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that a Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Funds have applied for relief from the SEC to permit the Funds to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

Information about the Funds' sub-advisers and the portfolio managers of the sub-advisers that are responsible for the day-to-day investment decisions for certain of the Funds is provided below. The SAI provides additional information about the compensation of these portfolio managers, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

--------------------------------------------------------------------------------

MARSICO CAPITAL MANAGEMENT, LLC

1200 17TH STREET
SUITE 1600
DENVER, COLORADO 80202

--------------------------------------------------------------------------------


MARSICO CAPITAL MANAGEMENT, LLC

Marsico was organized in 1997 as a registered investment adviser and is an indirect, wholly-owned subsidiary of Bank of America. Marsico provides investment services to mutual funds and private accounts, and as of December 31, 2006, had approximately $84 billion in assets under management. Thomas F. Marsico is the founder and Chief Executive Officer of Marsico.

Marsico is the investment sub-adviser to:

  - Columbia Marsico Focused Equities Fund, Variable Series


THOMAS F. MARSICO, is the Chief Investment Officer of Marsico, and has managed the investment program of Columbia Marsico Focused Equities Fund, Variable Series since the Fund's inception. Mr. Marsico has over 20 years of experience as a securities analyst and a portfolio manager.


--------------------------------------------------------------------------------

MACKAY SHIELDS LLC

9 WEST 57TH STREET
NEW YORK, NEW YORK 10019

--------------------------------------------------------------------------------


MACKAY SHIELDS LLC

Founded in 1938, MacKay Shields is an independently-managed, wholly-owned subsidiary of New York Life Insurance Company. MacKay Shields currently has approximately $40 billion in assets under management.


MacKay Shields' High Yield Portfolio Management Team is responsible for making the day-to-day decisions for Columbia High Yield Fund, Variable Series. J. Matthew Philo is the lead portfolio manager responsible for making the day-to-day investment management decisions for the Fund.

J. MATTHEW PHILO, CFA Matt Philo is a Senior Managing Director of MacKay Shields and is a Portfolio Manager/Research Analyst on the High Yield Portfolio Management Team. Mr. Philo was promoted to Senior Managing Director in the fourth quarter of 2004 and promoted to Managing Director in the first quarter of 2000. Mr. Philo joined MacKay Shields in 1996 from Thorsell, Parker Partners Inc. where he was an analyst and portfolio manager focusing on mid-cap companies. He was previously with Moran Asset Management as an equity portfolio manager and analyst. Mr. Philo became a holder of the Chartered Financial Analyst designation in 1993. He received a BA in Economics from the State University of New York at Albany and a MBA in Finance from New York University. Mr. Philo has been in the investment management and research industry since 1984.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

--------------------------------------------------------------------------------


OTHER SERVICE PROVIDERS

The Funds are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer, and an indirect, wholly-owned subsidiary of Bank of America Corporation. The Distributor may receive fees for the distribution services it provides to the Funds. The Distributor may also pay commissions and distribution (12b-1) fees, and/or other compensation to companies for selling shares and providing services to investors.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


Columbia Management Advisors, LLC is the administrator of the Funds (Administrator) and is responsible for overseeing the administrative operations of the Funds. The Funds pay the Administrator a fee of 0.23% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of each Fund and is paid monthly.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------


Columbia Management Services, Inc. is the transfer agent for the Funds' shares (Transfer Agent) and is an indirect, wholly-owned subsidiary of Bank of America Corporation. Its responsibilities include transaction processing, calculating and paying distributions and keeping account records.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and transferring shares
(DOLLAR SIGN GRAPHIC)

--------------------------------------------------------------------------------

WE'VE USED THE TERM INVESTMENT PROFESSIONAL TO REFER TO THE PERSON WHO HAS ASSISTED YOU WITH BUYING SHARES OF THE FUNDS. SELLING AGENT OR SERVICING AGENT MEANS THE COMPANY THAT EMPLOYS YOUR INVESTMENT PROFESSIONAL. SELLING AGENTS INCLUDE BANKS, BROKERAGE FIRMS, MUTUAL FUND DEALERS, PARTICIPATING LIFE INSURANCE COMPANIES, AND OTHER FINANCIAL INSTITUTIONS, INCLUDING AFFILIATES OF BANK OF AMERICA.

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------


The Funds of Columbia Funds Variable Insurance Trust I are available only to owners of variable annuity contracts and/or variable life insurance policies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the Funds.

SHORT-TERM TRADING ACTIVITY AND MARKET TIMING -- The interests of a Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Funds are not intended as vehicles for market timing. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the Funds to implement their market timing strategies. Columbia Funds' Board has adopted policies and procedures with respect to market timing activity as discussed below.

Market timing may negatively impact long-term performance of a Fund by requiring it to maintain a larger percentage of assets in cash or to liquidate portfolio holdings at a disadvantageous time. Market timing could increase a Fund's expenses through increased trading and transaction costs, forced and unplanned portfolio turnover, and large asset fluctuations that could diminish a Fund's ability to provide the maximum investment return to all participants. Certain Funds may be more susceptible to these negative effects of market timing. For example, Funds that invest principally in foreign securities may be more susceptible to arbitrage opportunities resulting from mispricing due to time zone differences among international financial markets. Market timers seek potential price differentials that may occur with securities that trade in a different time zone. Funds that invest principally in small- and mid-capitalization securities may be more susceptible to arbitrage opportunities due to the less liquid nature of smaller company securities. Fair value pricing may reduce these arbitrage opportunities.

Shares of the Funds are held through insurance company separate accounts. Accordingly, essentially all purchase, redemption, and transfer orders are received through omnibus accounts, in which shares are held in the name of an insurance company on behalf of multiple variable product owners. Transaction requests submitted to the Funds reflect the netting of transactions of multiple variable product owners whose individual transactions are not disclosed to the Funds. Therefore, Columbia Funds typically is not able to identify trading by a particular variable product owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing.

Columbia Funds, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, Columbia Funds monitors each separate account's daily purchase and redemption orders, which reflect the aggregate and net result of all purchase, redemption, and transfer activity of all variable product owners in that separate account. If Columbia Funds detects that a separate account has conducted two "round trips" (as defined below) in a Fund that are deemed material by Columbia Funds in any 28-day period or if, in the opinion of Columbia Funds, the separate account's prior history may be consistent with a pattern of market timing by variable product owners, Columbia Funds will request that the insurance company research the source of the activity and determine whether a particular variable product owner is engaging in market timing in violation of Columbia Funds' policy. If an insurance company determines that a variable product owner has conducted two round trips that are deemed material by Columbia Funds in any 28-day period, Columbia Funds will generally require rejection of such variable product owner's future purchase orders, including transfer purchase orders, involving any Fund. In addition, if Columbia Funds determines that any variable product owner or separate account has engaged in any type of market timing activity (independent of the two-round trip limit) Columbia Funds may, in its discretion, reject future purchase orders, involving the same or any other Fund. In any event, Columbia Funds also retains the right to reject any order to buy or transfer shares and also retains the right to modify these market timing policies at any time without prior notice to shareholders. The right to redeem shares of a Fund is not affected by any of these limits.

For these purposes, a "round trip" is a purchase by any means into a Fund followed by a redemption, of any amount, by any means out of the same Fund. Under this definition, a transfer into a Fund followed by a transfer out of the same Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an insurance company, adviser, selling agent or trust department, generally will not be considered to be under common ownership or control. The two round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

These policies will be applied uniformly to all insurance companies. However, there is no assurance that the insurance company will investigate trading activity at the request of Columbia Funds, stop activity that proves to be against Columbia Funds' policies or implement Columbia Funds' market timing policies and practices. Columbia Funds must rely, in large part, on the rights, ability, and willingness of insurance companies to detect and deter market timing. Columbia Funds' policies are separate from, and in addition to, any policies and procedures adopted by an insurance company relating to variable product owner transactions. Certain insurance companies have different policies regarding monitoring and restricting market timing in the underlying variable product owner accounts that they maintain through an omnibus account that may be more or less restrictive than Columbia Funds' practices. For example, the terms and conditions of certain existing insurance contracts between an insurance company and a variable product owner may limit the ability of the insurance company to address frequent trading activity by the variable product owner. If the policy of an insurance company is to follow the market timing policy of the underlying investment options, then the policies and practices of the Columbia Funds discussed herein will be implemented by such insurance company. The prospectus that describes your annuity contract and/or life insurance policy will contain a description of the insurance company's policies and procedures, if any, with respect to market timing. Columbia Funds reserves the right, but does not have the obligation, to reject purchase orders from, or to stop or limit the offering of shares to, insurance company separate accounts. In addition, Columbia Funds reserves the right to remove any insurance company from its platform that does not cooperate with a Fund's effort to deter market timing.

The practices and policies described above are intended to deter and curtail market timing in the Columbia Funds. However, there can be no assurance that either Columbia Funds' or the insurance companies' policies and procedures, individually or collectively, will be totally effective in this regard because of various factors. Consequently, there is the risk that Columbia Funds may not be able to do anything in response to market timing that occurs in a Fund which may result in certain variable product owners being able to market time a Fund while the other variable product owners in that Fund bear the burden of such activities.

Columbia Funds seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither Columbia Funds nor its agents shall be held liable for any loss resulting from rejected purchase orders or transfers.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. A BUSINESS DAY ENDS AT THE CLOSE OF REGULAR TRADING ON THE NYSE, USUALLY AT 4:00 P.M. EASTERN TIME. IF THE NYSE CLOSES EARLY, THE BUSINESS DAY ENDS AS OF THE TIME THE NYSE CLOSES.

THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


HOW SHARES ARE PRICED

All transactions are based on the price of a Fund's shares -- or its net asset value per share.

We calculate net asset value per share for each Fund at the end of each business day. First, we calculate the net asset value for each Fund by determining the value of the Fund's assets and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors hold in the Fund.

Shares of the Funds are generally purchased and redeemed at the net asset value per share next determined after your order is received. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for details.

VALUING SECURITIES IN A FUND

The value of a Fund's shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in a Fund. If a market price isn't readily available, we will base the price of the security on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities which may be subject to fair valuation include, but are not limited to: (1) restricted securities for which a pricing service is unable to provide a market price; (2) securities whose trading has been formally suspended; (3) debt securities that have gone into default and for which there is no current market quotation; and
(4) a security whose market price is not available from a pre-established pricing service. In addition, the Funds may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund's share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. We use various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a market price is readily available and, if not, what the security's fair value is.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Columbia Funds has retained an independent fair value pricing service to assist in the fair valuation process for Funds that primarily invest in international securities. Because of the judgment involved in fair value decisions, there can be no assurance that the value ascribed to a particular security is accurate. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Fund could change on days when Fund shares cannot be bought or sold.

Financial intermediary payments
(PERCENT SIGN GRAPHIC)

The Distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.10% and 0.40% on an annual basis for payments based on average net assets of the Funds attributable to the financial intermediary. The Distributor or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.

The Distributor or its affiliates may make other payments or allow promotional incentives to financial intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.


Amounts paid by the Distributor or its affiliates are paid out of the Distributor's or its affiliates' own resources and do not increase the amount paid by you or your Fund. You can find further details about the payments made by the Distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor or its affiliates has agreed to make marketing support payments in the SAI, which can be obtained by calling 1.800.345.6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Distributor and its affiliates and any services your financial intermediary provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial adviser and review carefully any disclosure by the financial intermediary as to compensation received by your financial adviser.

Distributions and taxes

(TAXES GRAPHIC)

ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is generally not subject to federal income tax as long as it distributes its net investment income and net realized capital gain, if any, to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain, if any, to shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

All of the Funds distribute any net realized capital gain at least once a year. Normally, the Funds declare and pay distributions of net investment income annually. The Funds may, however, declare and pay distributions of net investment income more frequently. Zero coupon bonds generate income each year to an investing Fund without generating cash for distributions. A Fund may be required to prematurely sell investments to make distributions or pay for redemptions.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day before the distribution is declared. Shares are eligible to receive net investment income and net realized capital gain distributions from the trade date of the purchase up to and including the day before the shares are sold.

Each time a distribution is made, the net asset value per share of the Fund is reduced by the amount of the distribution. We'll automatically reinvest distributions in additional shares of the same Fund.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT FEDERAL INCOME TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT

Shares of the Funds are only offered to you through a variable annuity contract and/or variable life insurance policy of a participating insurance company. You should review the prospectus and other information provided to you by your participating insurance company regarding the federal income taxation of your variable annuity contract and/or variable life insurance policy. As discussed in the prospectus for your variable annuity contract or variable life insurance policy, your contract or policy may qualify for favorable tax treatment.

As long as your variable annuity contract or variable life insurance policy maintains favorable tax treatment, you will only be taxed on your investment in a Fund through such contract or policy, even if you sell Fund shares or receive the Fund's distributions. In order to qualify for such treatment, among other things, the "separate accounts" of participating insurance companies, which maintain and invest net proceeds from the variable annuity contracts and variable life insurance policies, must be "adequately diversified." Each Fund intends to operate in such a manner so that a separate account investing in Fund shares on behalf of a holder of a variable annuity contract or variable life insurance policy will be "adequately diversified."

Legal matters

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things,
(1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

CIVIL LITIGATION

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action -- Mehta v. AIG Sun America Life Assurance Company -- involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. Plaintiffs have appealed the decision dismissing this action to the Court of Appeals for the Eighth Circuit. This appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

Financial highlights
(DOLLAR SIGN GRAPHIC)

The financial highlights table is designed to help you understand how the Funds' Class A shares have performed for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses associated with the annuity contract or life insurance policy which, if reflected, would reduce the total returns for all periods shown.

This financial information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with each Fund's financial statements, is included in each Fund's annual report. Columbia Funds Variable Insurance Trust I's financial statements are incorporated by reference into the SAI. Please see the back cover of this prospectus to find out how you can get a copy of the SAI.

COLUMBIA MARSICO FOCUSED EQUITIES
FUND, VARIABLE SERIES*

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                                         YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                          12/31/06       12/31/05      12/31/04      12/31/03      12/31/02
  CLASS A SHARES**
  Net asset value, beginning of year                       $18.62         $16.89        $15.16        $11.39        $13.42
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(a)                           0.02          (0.02)        (0.02)        (0.04)        (0.05)
  Net realized and unrealized gain/(loss) on
    investments and foreign currency                        1.52           1.75          1.75          3.81         (1.98)
  Net increase/(decrease) in net asset value from
    operations                                              1.54           1.73          1.73          3.77         (2.03)
  Net asset value, end of year                             $20.16         $18.62        $16.89        $15.16        $11.39
  TOTAL RETURN(B)                                         8.27%(c)      10.24%(c)     11.41%(c)       33.10%       (15.13)%
  ==========================================================================================================================
  Net assets, end of year (in 000's)                      $206,896       $205,892      $195,738      $162,096      $101,516
  Operating expenses                                      1.05%(d)       1.05%(d)      1.09%(d)      1.08%(d)      1.09%(d)
  Interest expense                                           --             --            --            --          --%(e)
  Total expenses                                          1.05%(d)       1.05%(d)      1.09%(d)      1.08%(d)      1.09%(d)
  Net investment income/(loss)(d)                          0.12%         (0.10)%       (0.16)%       (0.29)%       (0.41)%
  Portfolio turnover rate                                   67%            68%           99%           76%           119%
  Waiver/reimbursement                                     0.18%          0.25%         0.25%         0.25%         0.26%

* Prior to May 1, 2006, Columbia Marsico Focused Equities Fund, Variable Series was known as Nations Marsico Focused Equities Portfolio.
** Effective October 2, 2006, the Fund's previously unnamed share class was redesignated as Class A shares.
(a) Per share net investment income/(loss) has been calculated using the average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Fund's investment adviser and/or its affiliates not reimbursed a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits had an impact of less than 0.01%.
(e) Amount rounds to less than 0.01%.

COLUMBIA HIGH YIELD FUND,VARIABLE SERIES*

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                                         YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED
                                                          12/31/06       12/31/05       12/31/04       12/31/03      12/31/02
  CLASS A SHARES**
  Net asset value, beginning of year                       $10.72         $10.54         $10.41         $8.45         $8.87
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(a)                           0.76           0.70           0.72           0.81          0.80
  Net realized and unrealized gain/(loss) on
    investments and foreign currency                        0.42          (0.47)          0.46           1.83         (0.61)
  Net increase/(decrease) in net asset value from
    operations                                              1.18           0.23           1.18           2.64          0.19
  LESS DISTRIBUTIONS:
  Dividends from net investment income                     (0.28)         (0.02)         (0.69)         (0.67)        (0.61)
  Distributions from net realized capital gains            (0.10)         (0.03)         (0.36)         (0.01)          --
  Total dividends and distributions                        (0.38)         (0.05)         (1.05)         (0.68)        (0.61)
  Net asset value, end of year                             $11.52         $10.72         $10.54         $10.41        $8.45
  TOTAL RETURN(B)                                        11.25%(c)       2.15%(c)      11.40%(c)      31.20%(c)      2.18%(c)
  ============================================================================================================================
  Net assets, end of year (in 000's)                      $99,836        $96,350        $98,411        $80,317       $35,354
  Operating expenses                                      0.70%(d)       0.97%(d)       0.95%(d)       0.96%(d)      1.00%(d)
  Interest expense                                         --%(e)           --             --             --            --
  Total expenses                                          0.70%(d)       0.97%(d)       0.95%(d)       0.96%(d)      1.00%(d)
  Net investment income/(loss)                             6.89%          6.65%          6.71%          8.18%         9.19%
  Portfolio turnover rate                                   80%            44%            43%            43%           62%
  Waiver/reimbursement                                     0.25%          0.25%          0.25%          0.27%         0.44%

* Prior to May 1, 2006, Columbia High Yield Fund, Variable Series was known as Nations High Yield Bond Portfolio.
** Effective May 1, 2006, the Fund's previously unnamed share class was redesignated as Class A shares.
(a) Per share net investment income/(loss) has been calculated using the average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Fund's investment adviser and/or its affiliates not reimbursed a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits had an impact of less than 0.01%.
(e) Amount rounds to less than 0.01%.

Hypothetical investment and expense information

The following supplemental hypothetical investment information provides additional information about the effect of the expenses of each Fund, including investment advisory fees and other Fund costs, on each Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class A shares of each Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is presented in the charts, and is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower.

COLUMBIA MARSICO FOCUSED EQUITIES FUND, VARIABLE SERIES -- CLASS A SHARES


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT        ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                                5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    ANNUAL FEES
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    & EXPENSES(1)
       1            5.00%              1.05%                3.95%             $10,395.00          $107.07
       2           10.25%              1.05%                8.06%             $10,805.60          $111.30
       3           15.76%              1.05%               12.32%             $11,232.42          $115.70
       4           21.55%              1.05%               16.76%             $11,676.10          $120.27
       5           27.63%              1.05%               21.37%             $12,137.31          $125.02
       6           34.01%              1.05%               26.17%             $12,616.73          $129.96
       7           40.71%              1.05%               31.15%             $13,115.10          $135.09
       8           47.75%              1.05%               36.33%             $13,633.14          $140.43
       9           55.13%              1.05%               41.72%             $14,171.65          $145.98
      10           62.89%              1.05%               47.31%             $14,731.43          $151.74



          TOTAL GAIN AFTER FEES & EXPENSES                                    $ 4,731.43
            TOTAL ANNUAL FEES & EXPENSES                                                        $1,282.56

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES -- CLASS A SHARES

      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT        ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                                5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    ANNUAL FEES
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    & EXPENSES(1)
       1            5.00%              0.60%                4.40%             $10,440.00           $61.32
       2           10.25%              0.87%                8.71%             $10,871.17           $92.70
       3           15.76%              0.87%               13.20%             $11,320.15           $96.53
       4           21.55%              0.87%               17.88%             $11,787.67          $100.52
       5           27.63%              0.87%               22.75%             $12,274.50          $104.67
       6           34.01%              0.87%               27.81%             $12,781.44          $108.99
       7           40.71%              0.87%               33.09%             $13,309.32          $113.49
       8           47.75%              0.87%               38.59%             $13,858.99          $118.18
       9           55.13%              0.87%               44.31%             $14,431.37          $123.06
      10           62.89%              0.87%               50.27%             $15,027.38          $128.15



  TOTAL GAIN AFTER FEES & EXPENSES                                            $ 5,027.38
  TOTAL ANNUAL FEES & EXPENSES                                                                  $1,047.61

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------

Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

ASSET-BACKED SECURITY -- a debt security that gives an investor an interest in a pool of assets that is collateralized or "backed" by one or more kinds of assets, including automobile loans or credit card receivables, generally issued by banks, credit card companies or other lenders. Asset-backed securities typically make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a domestic or U.S. branch of a foreign bank, including certificates of deposit, time deposits and bankers' acceptances.

BOND -- a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. An investor realizes a capital gain when it sells a security for more than it paid for it. An investor realizes a capital loss when it sells a security for less than it paid for it.

CASH EQUIVALENTS -- short-term, interest-bearing instruments which can easily be converted into cash, including U.S. government obligations, bank obligations, and certain asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investors Service, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).


COLLATERALIZED MORTGAGE OBLIGATION (CMO) -- a type of mortgage-backed security. CMO payment obligations are covered by interest and/or principal payments from a pool of mortgages. In addition, the underlying assets of a CMO are typically separated into classes, called tranches, based on maturity. Each tranche pays a different rate of interest. CMOs are not generally issued by the U.S. government, its agencies or instrumentalities.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows an investor to vote at shareholder meetings and to share in the company's profits by receiving dividends.

CONVERTIBLE DEBT -- a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

CONVERTIBLE SECURITY -- a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

CREDIT SUISSE HIGH YIELD INDEX -- an unmanaged trader-priced portfolio constructed to mirror the investable universe of the dollar-denominated high yield debt market. Issues must be publicly registered in the U.S. or issued under Rule 144A with registration rights. The index includes below investment grade, cash pay, zero-coupon, stepped-rate and pay-in-kind bonds with at least one year remaining to maturity. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

CROSSING NETWORKS -- an electronic system where anonymous parties can match buy and sell transactions. These transactions don't affect the market, and transaction costs are extremely low.

DEBT SECURITY -- a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

DEPOSITARY RECEIPTS -- evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

DERIVATIVES -- A derivative is a financial contract whose value is based upon, or "derived" from, an underlying financial asset (such as a stock or a bond), a commodity (such as gold), a market index (such as the S&P 500) or a reference rate (such as the prime lending interest rate). Examples of derivative instruments include futures, options, index-, equity-, commodity- and currency-linked securities, warrants and swap contracts. For a detailed description of the derivatives described here, see the SAI.

DIVERSIFIED -- A diversified fund, as defined by the 1940 Act, must have at least 75% of its total assets in cash and cash equivalents, government securities, securities of other investment companies, or other securities. For purposes of this calculation, the fund may not count securities of a single issuer that comprise more than 5% of the fund's assets.

DIVIDEND YIELD -- rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

DURATION -- a measure used to estimate how much a Fund's net asset value will fluctuate in response to a change in interest rates. For example, if interest rates rise by one percentage point, the share price of a fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the fund's share price would rise by about 5%.

EQUITY SECURITY -- an investment that gives an investor an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provides certain guarantees. The securities issued by the FHLMC are guaranteed as to timely payment of interest and the ultimate collection of principal only by the FHLMC and are not insured or guaranteed by the U.S. government.

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. FNMA is a congressionally chartered company, although neither its common stock nor the securities it issues are insured or guaranteed by the U.S. government. The securities issued by FNMA are guaranteed as to timely payment of both principal and interest only by FNMA.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

FOREIGN SECURITY -- a debt or equity security determined by a Fund's portfolio management team or portfolio manager(s) to be foreign based on an issuer's domicile, its principal place of business, the source of its revenues or other factors. An American Depository Receipt (ADR) may be considered a foreign security by a Fund's portfolio management team or portfolio manager(s).

FORWARD FOREIGN CURRENCY CONTRACTS -- a forward foreign currency contract includes an obligation to purchase or sell a foreign currency at a specified future date.

FORWARD PURCHASE AGREEMENT -- a contract obligating one party to buy and another party to sell an equity security, commodity, currency or other financial instrument at a specific future date.

FUNDAMENTAL ANALYSIS -- a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

FUTURES CONTRACT -- a contract to buy or sell underlying instruments at a specified price on a specified future date. The price is typically set through a futures exchange.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- a government-owned corporation that is considered an agency of the U.S. government. It guarantees, with the full faith and credit of the U.S. government, full and timely payment of all principal and interest on its mortgage-backed securities.

HIGH QUALITY -- includes municipal securities that are rated in the two highest short-term debt categories according to an NRSRO such as S&P or Moody's. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by a Fund's Board. Please see the SAI for more information about credit ratings.

HIGH YIELD DEBT SECURITY -- debt securities that, at the time of purchase, are rated "BB" or below by S&P or "Ba" or below by Moody's, or that are unrated and determined by the portfolio management team to be of comparable quality.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

INTEREST RATE SWAP -- an agreement between two parties to exchange periodic interest payments based on a predetermined principal amount.

INVESTMENT GRADE -- a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The portfolio management team may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.

LEHMAN BROTHERS U.S. AGGREGATE INDEX -- an unmanaged index of U.S. government agency and U.S. Treasury securities, investment grade corporate bonds and asset-, mortgage-, and commercial mortgage-backed securities. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term, high quality debt security. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

MORTGAGE-BACKED SECURITY OR MORTGAGE-RELATED SECURITY -- a debt security that gives you an interest in, and is backed by, a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities typically make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

MSCI EAFE INDEX -- an unmanaged free float-adjusted market capitalization index that measures developed market equity performance, excluding the U.S. and Canada. The index includes Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public or private projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from municipal securities that pay for "public" projects and services is exempt from federal income taxes and is generally exempt from state taxes if an investor lives in the state that issued the security. If an investor lives in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's.

OPTIONS -- An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

OVER-THE-COUNTER MARKET -- a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

PREFERRED STOCK -- a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors. Ownership of preferred stock typically does not come with certain voting rights that come with common stock.

PRICE-TO-EARNINGS RATIO (P/E RATIO) -- the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

PRIVATE PLACEMENT -- a private placement is the sale of stocks, bonds or other investments directly to a qualified investor without having to register the offering with the SEC or other comparable foreign regulatory authorities. Qualified investors are typically large institutional investors or high net worth individuals. Securities acquired through private placements generally may not be resold.

QUANTITATIVE ANALYSIS -- an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

REAL ESTATE INVESTMENT TRUST (REIT) -- a portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests. A REIT is a tax-advantaged entity whose assets are composed primarily of such investments.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price. Reverse repurchase agreements are, in effect, loans to a fund.

RIGHT -- a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

RUSSELL 1000(R) INDEX -- an unmanaged index that measures the performance of the largest 1,000 U.S. companies and represents approximately 90% of the U.S. equity market. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 1000(R) VALUE INDEX -- an unmanaged index that measures the performance of those securities in the Russell 1000(R) Index with lower price-to-book ratios and forecasted growth rates. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 2000(R) INDEX -- an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and represents approximately 8% of the U.S. equity market. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 2000(R) GROWTH INDEX -- an unmanaged index that measures the performance of those securities in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth rates. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 3000(R) INDEX -- an unmanaged index that measures the performance of the 3,000 largest U.S. securities based on total market capitalization, and represents approximately 98% of the investable U.S. equity market. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL MIDCAP(R) GROWTH INDEX -- an unmanaged index that measures the performance of those securities in the Russell MidCap(R) Index with higher price-to-book ratios and forecasted growth values. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL MIDCAP(R) INDEX -- an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index and represents approximately 24% of the U.S. equity market. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P 500 INDEX(1) -- an unmanaged index of 500 widely held common stocks. The S&P covers 80% of the U.S. market and encompasses more than 100 different industry groups. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

SENIOR SECURITY -- a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

TOTAL RETURN SWAP -- an agreement between two parties to exchange periodic interest payments for the total return of an equity or fixed income instrument.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

WARRANT -- a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

ZERO-COUPON BOND -- a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return.

(1)"Standard and Poor's", "S&P", "S&P 500", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Adviser. The Portfolios are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the Portfolios.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

COLUMBIA MANAGEMENT.

Where to find more information

The Funds of Columbia Funds Variable Insurance Trust I are available only to the owners of variable annuity contracts and/or variable life insurance policies issued by leading life insurance companies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the Funds. You'll find more information about the Funds of Columbia Funds Variable Insurance Trust I in the following documents:


ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting the life insurance company that issued your variable annuity contract and/or variable life insurance policy, or by contacting Columbia Management Services, Inc. as follows:

By telephone:
1.800.345.6611

By mail:
COLUMBIA MANAGEMENT SERVICES, INC.
P.O. BOX 8081
BOSTON, MA 02266-8081

The annual and semi-annual reports and the SAI are not available on an Internet site because Columbia Management does not maintain an Internet site for the Funds of Columbia Funds Variable Insurance Trust I, which are available only through variable annuity contracts and/or variable life insurance policies issued by leading life insurance companies.

Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.551.8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

SEC file number: 811-08481
Columbia Funds Variable Insurance Trust I

COLUMBIA MANAGEMENT.

Columbia Funds Variable Insurance Trust I
Prospectus - Class A Shares
May 1, 2007

STOCK FUND

Columbia Marsico Growth Fund, Variable Series

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.

ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NOT FDIC-INSURED    NOT BANK ISSUED

   NOT BANK
  GUARANTEED        MAY LOSE VALUE

AN OVERVIEW OF THE FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.





 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 28.


YOUR INVESTMENT IN A FUND IS NOT A BANK DEPOSIT OR OTHER OBLIGATION OF, OR ISSUED OR ENDORSED OR GUARANTEED BY, BANK OF AMERICA, N.A. (BANK OF AMERICA) OR ANY OF ITS AFFILIATES. YOUR INVESTMENT IN A FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.


AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUND AND MAY BE COMPENSATED IN CONNECTION WITH THE SALE OF THE FUND.


YOUR INVESTMENT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL INVESTED. YOUR INVESTMENT MAY LOSE MONEY.

--------------------------------------------------------------------------------


This booklet, which is called a prospectus, tells you about one of the Funds of Columbia Funds Variable Insurance Trust I. The Fund is an underlying investment vehicle for certain variable annuity contracts and/or variable life insurance policies issued by leading life insurance companies. Please read this prospectus carefully, because it contains information that's designed to help you make informed investment decisions.



This prospectus offers Class A shares of the Fund. Class A shares have their fees and other features. The Fund also offers Class B shares, which have different fees, and which you may eligible to purchase. Please contact your investment professional for more information regarding the share classes offered by the Funds of Columbia Funds Variable Insurance Trust I.



ABOUT THE FUND



The Fund is diversified.



The Fund, like all Stock Funds, invests primarily in equity securities of U.S. companies.



Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk. Foreign securities also involve special risks not associated with investing in the U.S. stock market, which you need to be aware of before you invest.


In every case, there's a risk that you'll lose money or that you may not earn as much as you expect.

CHOOSING THE RIGHT FUND FOR YOU

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.


The Fund, like all Stock Funds, generally focuses on long-term growth. It may be suitable for you if:


  - you have longer-term investment goals;


  - it's part of a balanced portfolio; or


  - you want to try to protect your portfolio against a loss of buying power that inflation can cause over time.


It may not be suitable for you if:


  - you're not prepared to accept or are unable to bear the risks associated with equity securities, including foreign securities;

  - you have short-term investment goals; or

  - you're looking for a regular stream of income.


You'll find a discussion of the Fund's investment objective, principal investment strategies and risks in the description that starts on page 5.


FOR MORE INFORMATION


If you have any questions about the Fund, please contact your investment professional.



You'll find more information about the Fund in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------


About the Fund

(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC


COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO THE FUND. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF THE FUND. THE ADVISER AND COLUMBIA FUNDS HAVE ENGAGED A SUB-ADVISER THAT IS RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.






 YOU'LL FIND MORE ABOUT THE ADVISER AND SUB-ADVISER STARTING ON PAGE 13.


--------------------------------------------------------------------------------



COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES                    5
Sub-adviser: Marsico Capital Management, LLC
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     10
------------------------------------------------------------------
HOW THE FUND IS MANAGED                                         13


About your investment

(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and transferring shares                       16
  Financial intermediary payments                               20
  Distributions and taxes                                       21
  Legal matters                                                 22
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            24
------------------------------------------------------------------
HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION                 26
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   28
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA MARSICO GROWTH FUND,
VARIABLE SERIES

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

THE ADVISER IS THE FUND'S INVESTMENT ADVISER, AND MARSICO CAPITAL MANAGEMENT, LLC (MARSICO) IS ITS SUB-ADVISER. THOMAS F. MARSICO IS THE PORTFOLIO MANAGER WHO MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.





 YOU'LL FIND MORE ABOUT MARSICO AND MR. MARSICO STARTING ON PAGE 14.


WHY INVEST IN A GROWTH FUND?

GROWTH FUNDS INVEST IN COMPANIES THAT HAVE THE POTENTIAL FOR SIGNIFICANT INCREASES IN REVENUE OR EARNINGS. THESE ARE TYPICALLY COMPANIES THAT ARE DEVELOPING OR APPLYING NEW TECHNOLOGIES, PRODUCTS OR SERVICES IN GROWING INDUSTRY SECTORS.

WHILE THE FUND INVESTS IN A WIDE RANGE OF COMPANIES AND INDUSTRIES, IT HOLDS FEWER INVESTMENTS THAN OTHER KINDS OF FUNDS. THIS MEANS IT CAN HAVE GREATER PRICE SWINGS THAN MORE DIVERSIFIED FUNDS. IT ALSO MEANS IT MAY HAVE RELATIVELY HIGHER RETURNS WHEN ONE OF ITS INVESTMENTS PERFORMS WELL, OR RELATIVELY LOWER RETURNS WHEN AN INVESTMENT PERFORMS POORLY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks long-term growth of capital.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests primarily in equity securities of large capitalization companies with a market capitalization of $4 billion or more that are selected for their growth potential. It generally holds a core position of between 35 and
                   50 common stocks. The number of securities held by the Fund may occasionally exceed this range at times such as when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may hold up to 25% of its assets in foreign securities.

In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment, and the global competitive landscape. In addition, Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit with various levels of a company's management, as well as with its customers and (as relevant) suppliers, distributors, and competitors. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell a Fund's investments in portfolio companies if, in the opinion of Marsico, a company's fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The core investments of the Fund generally may include established companies and securities that offer long-term growth potential. However, the Fund's portfolio also may typically include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes such as the introduction of a new product line, the appointment of a new management team, or an acquisition.


--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THE FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Marsico Growth Fund, Variable Series has the following principal risks:

      - INVESTMENT STRATEGY RISK -- Marsico uses an investment strategy that tries to identify equities with growth potential. There is a risk that the value of these investments will not rise as high as Marsico expects, or will fall.

      - STOCK MARKET RISK -- The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - FOREIGN INVESTMENT RISK -- Because the Fund may invest up to 25% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, also may apply to some foreign investments.

      - EMERGING MARKETS RISK -- Securities issued by companies in developing or emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa, may be more sensitive to the risks of foreign investing. In particular, these countries may experience instability resulting from rapid social, political and economic development. Many of these countries are dependent on international trade, which makes them sensitive to world commodity prices and economic downturns in other countries. Some emerging countries have a higher risk of currency devaluations, and some countries may experience long periods of high inflation or rapid changes in inflation rates.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund's Class A shares have performed in the past, and can help you understand the risks of investing in the
                   Fund. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE
                   FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR

      The bar chart shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                1999     2000     2001     2002     2003     2004     2005     2006
                ----     ----     ----     ----     ----     ----     ----     ----
               55.10%   -12.42%  -17.63%  -16.13%  30.59%   13.03%    7.45%    6.09%


--------------------------------------------------------------------------------

THE RETURNS SHOWN FOR THE INDEX DO NOT REFLECT FEES, BROKERAGE COMMISSIONS OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------


      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 4TH QUARTER 1999:           36.77%
         WORST: 3RD QUARTER 2001:         -16.31%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006

      The table shows the Fund's Class A shares' average annual total return for each period, compared with the S&P 500 Index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                                                                               LIFE OF
                                                            1 YEAR   5 YEARS    FUND*
         CLASS A SHARES                                      6.09%    7.13%     7.74%



         S&P 500 INDEX (REFLECTS NO DEDUCTIONS FOR FEES OR
           EXPENSES)                                        15.79%    6.19%     4.56%

       *THE INCEPTION DATE OF THE FUND'S CLASS A SHARES IS MARCH 27, 1998. THE
        RETURN FOR THE INDEX SHOWN IS FROM THAT DATE.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND MAY INCUR SIGNIFICANT TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold
                   Class A shares of the Fund. You will also incur fees and expenses associated with your variable annuity contract and/or life insurance policy. This table does not include fees and expenses imposed under your annuity contract and/or life insurance policy. If the table included these fees and expenses, the figures shown below would be higher. You will find details about these fees and expenses in the prospectus that describes your annuity contract and/or life insurance policy. Additional hypothetical fee and expense information can be found in the section HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION.

         SHAREHOLDER FEES                                              CLASS A
         (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                      SHARES
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES



         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                             0.97%



         Distribution (12b-1) and/or shareholder servicing fees(2)      0.00%



         Other expenses                                                 0.04%
                                                                         --------



         Acquired fund fees and expenses(3)                            --



         Total annual Fund operating expenses                           1.01%
                                                                         ========




      (1)The Fund pays an investment advisory fee of 0.74% and an administration fee of 0.23% of the Fund's average daily assets. The Fund's investment adviser has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.74% for assets up to $500 million; 0.69% for assets in excess of $500 million and up to $1 billion; 0.64% for assets in excess of $1 billion and up to $1.5 billion; 0.59% for assets in excess of $1.5 billion and up to $3 billion; 0.57% for assets in excess of $3 billion and up to $6 billion; and 0.55% for assets in excess of $6 billion.

      (2)Prior to October 2, 2006, Class A shares were subject to shareholder servicing and distribution fees at the annual rate of 0.25% of the Fund's average daily net assets. The Fund's distributor waived 100% of the shareholder servicing and distribution fees for Class A shares.

      (3)Amount represents less than 0.01% but is included in other expenses.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE


      This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not take into account fees and expenses imposed under your variable annuity contract and/or life insurance policy. If the example included these fees and expenses, the figures shown below would be higher.

      This example assumes:

        - you invest $10,000 in Class A shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.

        - you reinvest all dividends and distributions in the Fund.

        - your investment has a 5% return each year.

        - the Fund's operating expenses remain the same as shown in the table above.

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS A SHARES                          $103     $322      $558      $1,236

Other important information
(LINE GRAPH GRAPHIC)


You'll find specific information about the Fund's investment objective, principal investment strategies and risks in the description that starts on page
5. The following are some other risks and information you should consider before you invest:



      - Columbia Funds Variable Insurance Trust I (formerly known as Nations Separate Account Trust) has obtained exemptive relief from the SEC relating to the sale of shares to life insurance companies and qualified plans. Accordingly, the Fund may be made available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as directly to qualified plans and certain other permitted persons. Due to differences in tax treatment and other considerations, the interests of various contract owners participating in Columbia Funds Variable Insurance Trust I and the interests of qualified plans investing in Columbia Funds Variable Insurance Trust I may conflict. Columbia Funds Variable Insurance Trust I currently does not foresee any disadvantages to shareholders arising from these potential conflicts of interest. Nevertheless, the Board of Trustees of Columbia Funds Variable Insurance Trust I (the Board) intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts.



      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of the Fund can be changed without shareholder approval. The 80% Policy of the Fund may be changed without shareholder approval by giving shareholders at least 60 days' notice.


      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.


        Although no such change is currently planned, the Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If the Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - HOLDING OTHER KINDS OF INVESTMENTS -- A Fund may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information. The portfolio managers or portfolio management team can also choose not to invest in specific securities described in this prospectus and in the SAI.


      - INVESTMENT IN COLUMBIA MONEY MARKET FUNDS -- To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest its assets in Columbia Money Market Funds. The Adviser and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly. The Adviser may waive fees which it is entitled to receive from either the Columbia Money Market Funds or the Fund.


      - FOREIGN INVESTMENT RISK -- Funds that invest in foreign securities may be affected by changes in currency exchange rates and the costs of converting currencies; foreign government controls on foreign investment, repatriation of capital, and currency and exchange; foreign taxes, including potentially confiscatory levels of taxation and withholding; inadequate supervision and regulation of some foreign markets; difficulty selling some investments which may increase volatility; different settlement practices or delayed settlements in some markets; difficulty getting complete or accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic or social instability; and difficulty enforcing legal rights outside the U.S. If a Fund invests in emerging markets there may be other risks involved, such as those of immature economies and less developed and more thinly traded securities markets.


      - INVESTING DEFENSIVELY -- The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.



      - SECURITIES LENDING PROGRAM -- The Fund may lend portfolio securities to approved broker-dealers or other financial institutions on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker-dealers or other financial institutions involved in the loans may be affiliates of Bank of America.



      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to the Fund, including investment advisory, investment sub-advisory, distribution, administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Fund. Bank of America or its affiliates may also serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO TRANSACTION COSTS -- The Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for a Fund and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to a Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transaction costs are not.



      - PORTFOLIO HOLDINGS DISCLOSURE -- A description of the Fund's policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.



      - PORTFOLIO TURNOVER -- A Fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can mean higher brokerage and other transaction costs, which could reduce the Fund's returns. The Fund generally buys securities for capital appreciation, investment income, or both, and don't engage in frequent trading. You'll find the portfolio turnover rates for the Fund in FINANCIAL HIGHLIGHTS.

How the Fund is managed


(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


INVESTMENT ADVISER


The Adviser is the investment adviser to over 100 mutual fund portfolios in the Columbia Funds Family, including the Fund of Columbia Funds Variable Insurance Trust I offered by this prospectus. Columbia Funds Variable Insurance Trust I is a series of mutual funds that provides underlying investment alternatives for certain variable annuity contracts and/or variable life insurance policies.


The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities and money market instruments.

Currently managing more than $312 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.


Columbia Funds Variable Insurance Trust I pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The Adviser uses part of this money to pay the investment sub-adviser for the services it provides to the Fund.



A discussion regarding the basis for the Board's approval of the investment advisory agreement with the Adviser and the sub-adviser, is available in the Fund's annual report to shareholders for the fiscal year ended December 31.



The following chart shows the maximum advisory fees the Adviser can receive, along with the actual advisory fees the Adviser and/or an affiliate received during the Funds' last fiscal year, after waivers and/or reimbursements.


ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS



                                                              MAXIMUM    ACTUAL FEE
                                                              ADVISORY    PAID LAST
                                                                FEE      FISCAL YEAR
  COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES                0.74%        0.74%




INVESTMENT SUB-ADVISER



Columbia Funds and the Adviser engage on investment sub-adviser to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-adviser and evaluates the Fund's needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that a Fund:


  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.


Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Fund have applied for relief from the SEC to permit the Funds to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or the Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Funds obtain the relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.



Information about the Fund's sub-adviser and the portfolio managers of the sub-adviser that are responsible for the day-to-day investment decisions for the Fund is provided below. The SAI provides additional information about the compensation of these portfolio managers, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.


--------------------------------------------------------------------------------

MARSICO CAPITAL MANAGEMENT, LLC

1200 17TH STREET
SUITE 1600
DENVER, COLORADO 80202

--------------------------------------------------------------------------------


MARSICO CAPITAL MANAGEMENT, LLC

Marsico was organized in 1997 as a registered investment adviser and is an indirect, wholly-owned subsidiary of Bank of America. Marsico provides investment services to mutual funds and private accounts, and as of December 31, 2006, had approximately $84 billion in assets under management. Thomas F. Marsico is the founder and Chief Executive Officer of Marsico.

Marsico is the investment sub-adviser to:


  - Columbia Marsico Growth Fund, Variable Series



THOMAS F. MARSICO, is the Chief Investment Officer of Marsico, and has managed the investment program of Columbia Marsico Growth Fund, Variable Series since the Fund's inception. Mr. Marsico has over 20 years of experience as a securities analyst and a portfolio manager.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

--------------------------------------------------------------------------------


OTHER SERVICE PROVIDERS


The Fund is distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer, and an indirect, wholly-owned subsidiary of Bank of America Corporation. The Distributor may receive fees for the distribution services it provides to the Fund. The Distributor may also pay commissions and distribution (12b-1) fees, and/or other compensation to companies for selling shares and providing services to investors.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------



Columbia Management Advisors, LLC is the administrator of the Fund (Administrator) and is responsible for overseeing the administrative operations of the Fund. The Fund pays the Administrator a fee of 0.23% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Fund and is paid monthly.



--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------



Columbia Management Services, Inc. is the transfer agent for the Fund's shares (Transfer Agent) and is an indirect, wholly-owned subsidiary of Bank of America Corporation. Its responsibilities include transaction processing, calculating and paying distributions and keeping account records.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and transferring shares
(DOLLAR SIGN GRAPHIC)

--------------------------------------------------------------------------------


WE'VE USED THE TERM INVESTMENT PROFESSIONAL TO REFER TO THE PERSON WHO HAS ASSISTED YOU WITH BUYING SHARES OF THE FUND. SELLING AGENT OR SERVICING AGENT MEANS THE COMPANY THAT EMPLOYS YOUR INVESTMENT PROFESSIONAL. SELLING AGENTS INCLUDE BANKS, BROKERAGE FIRMS, MUTUAL FUND DEALERS, PARTICIPATING LIFE INSURANCE COMPANIES, AND OTHER FINANCIAL INSTITUTIONS, INCLUDING AFFILIATES OF BANK OF AMERICA.


WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------



The Funds of Columbia Funds Variable Insurance Trust I are available only to owners of variable annuity contracts and/or variable life insurance policies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the Funds.



SHORT-TERM TRADING ACTIVITY AND MARKET TIMING -- The interests of a Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Fund is not intended as a vehicle for market timing. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the Fund to implement their market timing strategies. Columbia Funds' Board has adopted policies and procedures with respect to market timing activity as discussed below.

Market timing may negatively impact long-term performance of a Fund by requiring it to maintain a larger percentage of assets in cash or to liquidate portfolio holdings at a disadvantageous time. Market timing could increase a Fund's expenses through increased trading and transaction costs, forced and unplanned portfolio turnover, and large asset fluctuations that could diminish a Fund's ability to provide the maximum investment return to all participants. Certain Funds may be more susceptible to these negative effects of market timing. For example, Funds that invest principally in foreign securities may be more susceptible to arbitrage opportunities resulting from mispricing due to time zone differences among international financial markets. Market timers seek potential price differentials that may occur with securities that trade in a different time zone. Funds that invest principally in small- and mid-capitalization securities may be more susceptible to arbitrage opportunities due to the less liquid nature of smaller company securities. Fair value pricing may reduce these arbitrage opportunities.

Shares of the Fund are held through insurance company separate accounts. Accordingly, essentially all purchase, redemption, and transfer orders are received through omnibus accounts, in which shares are held in the name of an insurance company on behalf of multiple variable product owners. Transaction requests submitted to the Fund reflect the netting of transactions of multiple variable product owners whose individual transactions are not disclosed to the Fund. Therefore, Columbia Funds typically is not able to identify trading by a particular variable product owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing.

Columbia Funds, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, Columbia Funds monitors each separate account's daily purchase and redemption orders, which reflect the aggregate and net result of all purchase, redemption, and transfer activity of all variable product owners in that separate account. If Columbia Funds detects that a separate account has conducted two "round trips" (as defined below) in a Fund that are deemed material by Columbia Funds in any 28-day period or if, in the opinion of Columbia Funds, the separate account's prior history may be consistent with a pattern of market timing by variable product owners, Columbia Funds will request that the insurance company research the source of the activity and determine whether a particular variable product owner is engaging in market timing in violation of Columbia Funds' policy. If an insurance company determines that a variable product owner has conducted two round trips that are deemed material by Columbia Funds in any 28-day period, Columbia Funds will generally require rejection of such variable product owner's future purchase orders, including transfer purchase orders, involving any Fund. In addition, if Columbia Funds determines that any variable product owner or separate account has engaged in any type of market timing activity (independent of the two-round trip limit) Columbia Funds may, in its discretion, reject future purchase orders, involving the same or any other Fund. In any event, Columbia Funds also retains the right to reject any order to buy or transfer shares and also retains the right to modify these market timing policies at any time without prior notice to shareholders. The right to redeem shares of a Fund is not affected by any of these limits.

For these purposes, a "round trip" is a purchase by any means into a Fund followed by a redemption, of any amount, by any means out of the same Fund. Under this definition, a transfer into a Fund followed by a transfer out of the same Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an insurance company, adviser, selling agent or trust department, generally will not be considered to be under common ownership or control. The two round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

These policies will be applied uniformly to all insurance companies. However, there is no assurance that the insurance company will investigate trading activity at the request of Columbia Funds, stop activity that proves to be against Columbia Funds' policies or implement Columbia Funds' market timing policies and practices. Columbia Funds must rely, in large part, on the rights, ability, and willingness of insurance companies to detect and deter market timing. Columbia Funds' policies are separate from, and in addition to, any policies and procedures adopted by an insurance company relating to variable product owner transactions. Certain insurance companies have different policies regarding monitoring and restricting market timing in the underlying variable product owner accounts that they maintain through an omnibus account that may be more or less restrictive than Columbia Funds' practices. For example, the terms and conditions of certain existing insurance contracts between an insurance company and a variable product owner may limit the ability of the insurance company to address frequent trading activity by the variable product owner. If the policy of an insurance company is to follow the market timing policy of the underlying investment options, then the policies and practices of the Columbia Funds discussed herein will be implemented by such insurance company. The prospectus that describes your annuity contract and/or life insurance policy will contain a description of the insurance company's policies and procedures, if any, with respect to market timing. Columbia Funds reserves the right, but does not have the obligation, to reject purchase orders from, or to stop or limit the offering of shares to, insurance company separate accounts. In addition, Columbia Funds reserves the right to remove any insurance company from its platform that does not cooperate with a Fund's effort to deter market timing.

The practices and policies described above are intended to deter and curtail market timing in the Columbia Funds. However, there can be no assurance that either Columbia Funds' or the insurance companies' policies and procedures, individually or collectively, will be totally effective in this regard because of various factors. Consequently, there is the risk that Columbia Funds may not be able to do anything in response to market timing that occurs in a Fund which may result in certain variable product owners being able to market time a Fund while the other variable product owners in that Fund bear the burden of such activities.

Columbia Funds seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither Columbia Funds nor its agents shall be held liable for any loss resulting from rejected purchase orders or transfers.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. A BUSINESS DAY ENDS AT THE CLOSE OF REGULAR TRADING ON THE NYSE, USUALLY AT 4:00 P.M. EASTERN TIME. IF THE NYSE CLOSES EARLY, THE BUSINESS DAY ENDS AS OF THE TIME THE NYSE CLOSES.

THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


HOW SHARES ARE PRICED

All transactions are based on the price of a Fund's shares -- or its net asset value per share.


We calculate net asset value per share for the Fund at the end of each business day. First, we calculate the net asset value for the Fund by determining the value of the Fund's assets and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors hold in the Fund.



Shares of the Fund are generally purchased and redeemed at the net asset value per share next determined after your order is received. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for details.


VALUING SECURITIES IN A FUND


The value of a Fund's shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in a Fund. If a market price isn't readily available, we will base the price of the security on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities which may be subject to fair valuation include, but are not limited to: (1) restricted securities for which a pricing service is unable to provide a market price; (2) securities whose trading has been formally suspended; (3) debt securities that have gone into default and for which there is no current market quotation; and
(4) a security whose market price is not available from a pre-established pricing service. In addition, the Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund's share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. We use various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a market price is readily available and, if not, what the security's fair value is.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Columbia Funds has retained an independent fair value pricing service to assist in the fair valuation process for Funds that primarily invest in international securities. Because of the judgment involved in fair value decisions, there can be no assurance that the value ascribed to a particular security is accurate. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Fund could change on days when Fund shares cannot be bought or sold.

Financial intermediary payments
(PERCENT SIGN GRAPHIC)


The Distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.10% and 0.40% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary. The Distributor or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.


The Distributor or its affiliates may make other payments or allow promotional incentives to financial intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.


Amounts paid by the Distributor or its affiliates are paid out of the Distributor's or its affiliates' own resources and do not increase the amount paid by you or your Fund. You can find further details about the payments made by the Distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor or its affiliates has agreed to make marketing support payments in the SAI, which can be obtained by calling 1.800.345.6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Distributor and its affiliates and any services your financial intermediary provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial adviser and review carefully any disclosure by the financial intermediary as to compensation received by your financial adviser.

Distributions and taxes

(TAXES GRAPHIC)

ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.


A mutual fund is generally not subject to federal income tax as long as it distributes its net investment income and net realized capital gain, if any, to its shareholders. The Fund intends to pay out a sufficient amount of their income and capital gain, if any, to shareholders so the Fund won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.



The Fund distributes any net realized capital gain at least once a year. Normally, the Fund declares and pays distributions of net investment income annually. The Fund may, however, declare and pay distributions of net investment income more frequently. Zero coupon bonds generate income each year to an investing Fund without generating cash for distributions. A Fund may be required to prematurely sell investments to make distributions or pay for redemptions.


Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day before the distribution is declared. Shares are eligible to receive net investment income and net realized capital gain distributions from the trade date of the purchase up to and including the day before the shares are sold.

Each time a distribution is made, the net asset value per share of the Fund is reduced by the amount of the distribution. We'll automatically reinvest distributions in additional shares of the same Fund.

--------------------------------------------------------------------------------


THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUND. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.





 FOR MORE INFORMATION ABOUT FEDERAL INCOME TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT


Shares of the Fund are only offered to you through a variable annuity contract and/or variable life insurance policy of a participating insurance company. You should review the prospectus and other information provided to you by your participating insurance company regarding the federal income taxation of your variable annuity contract and/or variable life insurance policy. As discussed in the prospectus for your variable annuity contract or variable life insurance policy, your contract or policy may qualify for favorable tax treatment.



As long as your variable annuity contract or variable life insurance policy maintains favorable tax treatment, you will only be taxed on your investment in a Fund through such contract or policy, even if you sell Fund shares or receive the Fund's distributions. In order to qualify for such treatment, among other things, the "separate accounts" of participating insurance companies, which maintain and invest net proceeds from the variable annuity contracts and variable life insurance policies, must be "adequately diversified." The Fund intends to operate in such a manner so that a separate account investing in Fund shares on behalf of a holder of a variable annuity contract or variable life insurance policy will be "adequately diversified."

Legal matters

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things,
(1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

CIVIL LITIGATION

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action -- Mehta v. AIG Sun America Life Assurance Company -- involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. Plaintiffs have appealed the decision dismissing this action to the Court of Appeals for the Eighth Circuit. This appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

Financial highlights
(DOLLAR SIGN GRAPHIC)


The financial highlights table is designed to help you understand how the Fund's Class A shares have performed for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses associated with the annuity contract or life insurance policy which, if reflected, would reduce the total returns for all periods shown.



This financial information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund's financial statements, is included in the Fund's annual report. Columbia Funds Variable Insurance Trust I's financial statements are incorporated by reference into the SAI. Please see the back cover of this prospectus to find out how you can get a copy of the SAI.

COLUMBIA MARSICO GROWTH FUND,
VARIABLE SERIES*

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                               12/31/06            12/31/05            12/31/04            12/31/03
  CLASS A SHARES**
  Net asset value, beginning of year            $17.89              $16.65              $14.73              $11.28
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(a)                0.04               (0.03)              (0.02)              (0.04)
  Net realized and unrealized gain/(loss)
    on investments and foreign currency          1.05                1.27                1.94                3.49
  Net increase/(decrease) in net asset
    value from operations                        1.09                1.24                1.92                3.45
  Net asset value, end of year                  $18.98              $17.89              $16.65              $14.73
  TOTAL RETURN(C)(D)                            6.09%               7.45%               13.03%              30.59%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)           $519,349            $172,227            $153,100            $95,596
  Operating expenses                           1.01%(e)            1.09%(e)            1.12%(e)            1.13%(e)
  Interest expense                                --                  --                --%(b)              --%(b)
  Total expenses                               1.01%(e)            1.09%(e)            1.12%(e)            1.13%(e)
  Net investment income/(loss)                  0.21%              (0.15)%             (0.11)%             (0.34)%
  Portfolio turnover rate                        54%                 69%                 77%                 83%
  Waiver/reimbursement                          0.15%               0.25%               0.25%               0.25%

                                               YEAR ENDED
                                                12/31/02
  CLASS A SHARES**
  Net asset value, beginning of year             $13.45
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(a)                (0.05)
  Net realized and unrealized gain/(loss)
    on investments and foreign currency          (2.12)
  Net increase/(decrease) in net asset
    value from operations                        (2.17)
  Net asset value, end of year                   $11.28
  TOTAL RETURN(C)(D)                            (16.13)%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)            $56,948
  Operating expenses                            1.14%(e)
  Interest expense                               --%(b)
  Total expenses                                1.14%(e)
  Net investment income/(loss)                  (0.40)%
  Portfolio turnover rate                         107%
  Waiver/reimbursement                           0.28%

* Prior to May 1, 2006, Columbia Marsico Growth Fund, Variable Series was known as Nations Marsico Growth Portfolio.
** Effective October 2, 2006, the Fund's previously unnamed share class was redesignated as Class A shares.
(a) Per share net investment income/(loss) has been calculated using the average shares outstanding during the period.
(b) Amount rounds to less than 0.01%.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Fund's investment adviser and/or its affiliates not reimbursed a portion of expenses, total return would have been reduced.
(e) The benefit derived from custody credits had an impact of less than 0.01%, except for the year ended December 31, 2006, which had an annualized impact of 0.05%.

Hypothetical investment and expense information



The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class A shares of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the charts, and is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower.

COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES -- CLASS A SHARES

      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT        ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                                5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    ANNUAL FEES
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    & EXPENSES(1)
       1            5.00%              1.01%                3.99%             $10,399.00          $103.01
       2           10.25%              1.01%                8.14%             $10,813.92          $107.13
       3           15.76%              1.01%               12.45%             $11,245.40          $111.40
       4           21.55%              1.01%               16.94%             $11,694.09          $115.84
       5           27.63%              1.01%               21.61%             $12,160.68          $120.47
       6           34.01%              1.01%               26.46%             $12,645.89          $125.27
       7           40.71%              1.01%               31.50%             $13,150.46          $130.27
       8           47.75%              1.01%               36.75%             $13,675.17          $135.47
       9           55.13%              1.01%               42.21%             $14,220.81          $140.87
      10           62.89%              1.01%               47.88%             $14,788.22          $146.50



          TOTAL GAIN AFTER FEES & EXPENSES                                    $ 4,788.22
            TOTAL ANNUAL FEES & EXPENSES                                                        $1,236.23


(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------

Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

ASSET-BACKED SECURITY -- a debt security that gives an investor an interest in a pool of assets that is collateralized or "backed" by one or more kinds of assets, including automobile loans or credit card receivables, generally issued by banks, credit card companies or other lenders. Asset-backed securities typically make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a domestic or U.S. branch of a foreign bank, including certificates of deposit, time deposits and bankers' acceptances.

BOND -- a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. An investor realizes a capital gain when it sells a security for more than it paid for it. An investor realizes a capital loss when it sells a security for less than it paid for it.

CASH EQUIVALENTS -- short-term, interest-bearing instruments which can easily be converted into cash, including U.S. government obligations, bank obligations, and certain asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investors Service, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).


COLLATERALIZED MORTGAGE OBLIGATION (CMO) -- a type of mortgage-backed security. CMO payment obligations are covered by interest and/or principal payments from a pool of mortgages. In addition, the underlying assets of a CMO are typically separated into classes, called tranches, based on maturity. Each tranche pays a different rate of interest. CMOs are not generally issued by the U.S. government, its agencies or instrumentalities.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows an investor to vote at shareholder meetings and to share in the company's profits by receiving dividends.

CONVERTIBLE DEBT -- a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

CONVERTIBLE SECURITY -- a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

CREDIT SUISSE HIGH YIELD INDEX -- an unmanaged trader-priced portfolio constructed to mirror the investable universe of the dollar-denominated high yield debt market. Issues must be publicly registered in the U.S. or issued under Rule 144A with registration rights. The index includes below investment grade, cash pay, zero-coupon, stepped-rate and pay-in-kind bonds with at least one year remaining to maturity. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

CROSSING NETWORKS -- an electronic system where anonymous parties can match buy and sell transactions. These transactions don't affect the market, and transaction costs are extremely low.

DEBT SECURITY -- a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

DEPOSITARY RECEIPTS -- evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

DERIVATIVES -- A derivative is a financial contract whose value is based upon, or "derived" from, an underlying financial asset (such as a stock or a bond), a commodity (such as gold), a market index (such as the S&P 500) or a reference rate (such as the prime lending interest rate). Examples of derivative instruments include futures, options, index-, equity-, commodity- and currency-linked securities, warrants and swap contracts. For a detailed description of the derivatives described here, see the SAI.

DIVERSIFIED -- A diversified fund, as defined by the 1940 Act, must have at least 75% of its total assets in cash and cash equivalents, government securities, securities of other investment companies, or other securities. For purposes of this calculation, the fund may not count securities of a single issuer that comprise more than 5% of the fund's assets.

DIVIDEND YIELD -- rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

DURATION -- a measure used to estimate how much a Fund's net asset value will fluctuate in response to a change in interest rates. For example, if interest rates rise by one percentage point, the share price of a fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the fund's share price would rise by about 5%.

EQUITY SECURITY -- an investment that gives an investor an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provides certain guarantees. The securities issued by the FHLMC are guaranteed as to timely payment of interest and the ultimate collection of principal only by the FHLMC and are not insured or guaranteed by the U.S. government.

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. FNMA is a congressionally chartered company, although neither its common stock nor the securities it issues are insured or guaranteed by the U.S. government. The securities issued by FNMA are guaranteed as to timely payment of both principal and interest only by FNMA.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

FOREIGN SECURITY -- a debt or equity security determined by a Fund's portfolio management team or portfolio manager(s) to be foreign based on an issuer's domicile, its principal place of business, the source of its revenues or other factors. An American Depository Receipt (ADR) may be considered a foreign security by a Fund's portfolio management team or portfolio manager(s).

FORWARD FOREIGN CURRENCY CONTRACTS -- a forward foreign currency contract includes an obligation to purchase or sell a foreign currency at a specified future date.

FORWARD PURCHASE AGREEMENT -- a contract obligating one party to buy and another party to sell an equity security, commodity, currency or other financial instrument at a specific future date.

FUNDAMENTAL ANALYSIS -- a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

FUTURES CONTRACT -- a contract to buy or sell underlying instruments at a specified price on a specified future date. The price is typically set through a futures exchange.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- a government-owned corporation that is considered an agency of the U.S. government. It guarantees, with the full faith and credit of the U.S. government, full and timely payment of all principal and interest on its mortgage-backed securities.

HIGH QUALITY -- includes municipal securities that are rated in the two highest short-term debt categories according to an NRSRO such as S&P or Moody's. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by a Fund's Board. Please see the SAI for more information about credit ratings.

HIGH YIELD DEBT SECURITY -- debt securities that, at the time of purchase, are rated "BB" or below by S&P or "Ba" or below by Moody's, or that are unrated and determined by the portfolio management team to be of comparable quality.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

INTEREST RATE SWAP -- an agreement between two parties to exchange periodic interest payments based on a predetermined principal amount.

INVESTMENT GRADE -- a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The portfolio management team may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.

LEHMAN BROTHERS U.S. AGGREGATE INDEX -- an unmanaged index of U.S. government agency and U.S. Treasury securities, investment grade corporate bonds and asset-, mortgage-, and commercial mortgage-backed securities. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term, high quality debt security. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

MORTGAGE-BACKED SECURITY OR MORTGAGE-RELATED SECURITY -- a debt security that gives you an interest in, and is backed by, a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities typically make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

MSCI EAFE INDEX -- an unmanaged free float-adjusted market capitalization index that measures developed market equity performance, excluding the U.S. and Canada. The index includes Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public or private projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from municipal securities that pay for "public" projects and services is exempt from federal income taxes and is generally exempt from state taxes if an investor lives in the state that issued the security. If an investor lives in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's.

OPTIONS -- An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

OVER-THE-COUNTER MARKET -- a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

PREFERRED STOCK -- a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors. Ownership of preferred stock typically does not come with certain voting rights that come with common stock.

PRICE-TO-EARNINGS RATIO (P/E RATIO) -- the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

PRIVATE PLACEMENT -- a private placement is the sale of stocks, bonds or other investments directly to a qualified investor without having to register the offering with the SEC or other comparable foreign regulatory authorities. Qualified investors are typically large institutional investors or high net worth individuals. Securities acquired through private placements generally may not be resold.

QUANTITATIVE ANALYSIS -- an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

REAL ESTATE INVESTMENT TRUST (REIT) -- a portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests. A REIT is a tax-advantaged entity whose assets are composed primarily of such investments.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price. Reverse repurchase agreements are, in effect, loans to a fund.

RIGHT -- a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

RUSSELL 1000(R) INDEX -- an unmanaged index that measures the performance of the largest 1,000 U.S. companies and represents approximately 90% of the U.S. equity market. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 1000(R) VALUE INDEX -- an unmanaged index that measures the performance of those securities in the Russell 1000(R) Index with lower price-to-book ratios and forecasted growth rates. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 2000(R) INDEX -- an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and represents approximately 8% of the U.S. equity market. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 2000(R) GROWTH INDEX -- an unmanaged index that measures the performance of those securities in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth rates. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 3000(R) INDEX -- an unmanaged index that measures the performance of the 3,000 largest U.S. securities based on total market capitalization, and represents approximately 98% of the investable U.S. equity market. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL MIDCAP(R) GROWTH INDEX -- an unmanaged index that measures the performance of those securities in the Russell MidCap(R) Index with higher price-to-book ratios and forecasted growth values. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL MIDCAP(R) INDEX -- an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index and represents approximately 24% of the U.S. equity market. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P 500 INDEX(1) -- an unmanaged index of 500 widely held common stocks. The S&P covers 80% of the U.S. market and encompasses more than 100 different industry groups. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

SENIOR SECURITY -- a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

TOTAL RETURN SWAP -- an agreement between two parties to exchange periodic interest payments for the total return of an equity or fixed income instrument.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

WARRANT -- a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

ZERO-COUPON BOND -- a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return.

(1)"Standard and Poor's", "S&P", "S&P 500", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Adviser. The Portfolios are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the Portfolios.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

COLUMBIA MANAGEMENT.

Where to find more information

The Funds of Columbia Funds Variable Insurance Trust I are available only to the owners of variable annuity contracts and/or variable life insurance policies issued by leading life insurance companies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the Funds. You'll find more information about the Fund in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on the Fund's performance during the period covered.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional information about the Fund and its policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Fund and make shareholder inquiries by contacting the life insurance company that issued your variable annuity contract and/or variable life insurance policy, or by contacting Columbia Management Services, Inc. as follows:

By telephone:
1.800.345.6611

By mail:
COLUMBIA MANAGEMENT SERVICES, INC.
P.O. BOX 8081
BOSTON, MA 02266-8081

The annual and semi-annual reports and the SAI are not available on an Internet site because Columbia Management does not maintain an Internet site for the Funds of Columbia Funds Variable Insurance Trust I, which are available only through variable annuity contracts and/or variable life insurance policies issued by leading life insurance companies.

Information about the Fund can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.551.8090. The reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


SEC file number: 811-08481
Columbia Funds Variable Insurance Trust I

COLUMBIA MANAGEMENT.

Columbia Funds Variable Insurance Trust I
Prospectus - Class A Shares
May 1, 2007

STOCK FUNDS

Columbia Marsico Growth Fund, Variable Series

Columbia Marsico Focused Equities Fund, Variable Series

Columbia Marsico 21st Century Fund, Variable Series

Columbia Mid Cap Growth Fund, Variable Series

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.

ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NOT FDIC-INSURED         NOT BANK ISSUED

    NOT BANK
   GUARANTEED            MAY LOSE VALUE

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.





 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 50.


YOUR INVESTMENT IN A FUND IS NOT A BANK DEPOSIT OR OTHER OBLIGATION OF, OR ISSUED OR ENDORSED OR GUARANTEED BY, BANK OF AMERICA, N.A. (BANK OF AMERICA) OR ANY OF ITS AFFILIATES. YOUR INVESTMENT IN A FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUNDS AND MAY BE COMPENSATED IN CONNECTION WITH THE SALE OF THE FUNDS.

YOUR INVESTMENT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL INVESTED. YOUR INVESTMENT MAY LOSE MONEY.

--------------------------------------------------------------------------------


This booklet, which is called a prospectus, tells you about four of the Funds of Columbia Funds Variable Insurance Trust I. The Funds are the underlying investment vehicles for certain variable annuity contracts and/or variable life insurance policies issued by leading life insurance companies. Please read this prospectus carefully, because it contains information that's designed to help you make informed investment decisions.


This prospectus offers Class A shares of the Funds. Class A shares have their fees and other features. The Funds also offer Class B shares, which have different fees, and which you may eligible to purchase. Please contact your investment professional for more information regarding the share classes offered by the Funds of Columbia Funds Variable Insurance Trust I.

ABOUT THE FUNDS

Each of the Funds is diversified, except Columbia Marsico Focused Equities Fund, Variable Series, which is non-diversified.


Each of the Funds, like all Stock Funds, invests primarily in equity securities of U.S. companies.



Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk. Foreign securities also involve special risks not associated with investing in the U.S. stock market, which you need to be aware of before you invest.


In every case, there's a risk that you'll lose money or that you may not earn as much as you expect.

CHOOSING THE RIGHT FUND FOR YOU

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Stock Funds generally focus on long-term growth. They may be suitable for you if:

  - you have longer-term investment goals;

  - they're part of a balanced portfolio; or

  - you want to try to protect your portfolio against a loss of buying power that inflation can cause over time.

They may not be suitable for you if:

  - you're not prepared to accept or are unable to bear the risks associated with equity securities, including foreign securities;

  - you have short-term investment goals; or


  - you're looking for a regular stream of income.


You'll find a discussion of each Fund's investment objective, principal investment strategies and risks in the descriptions that start on page 5.

FOR MORE INFORMATION

If you have any questions about the Funds, please contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Funds' investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Funds
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC


COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND. THE ADVISER AND COLUMBIA FUNDS HAVE ENGAGED A SUB-ADVISER THAT IS RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR CERTAIN OF THE FUNDS.






 YOU'LL FIND MORE ABOUT THE ADVISER AND SUB-ADVISER STARTING ON PAGE 31.


--------------------------------------------------------------------------------



COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES                    5
Sub-adviser: Marsico Capital Management, LLC
------------------------------------------------------------------
COLUMBIA MARSICO FOCUSED EQUITIES FUND, VARIABLE SERIES         10
Sub-adviser: Marsico Capital Management, LLC
------------------------------------------------------------------
COLUMBIA MARSICO 21ST CENTURY FUND, VARIABLE SERIES             15
Sub-adviser: Marsico Capital Management, LLC
------------------------------------------------------------------
COLUMBIA MID CAP GROWTH FUND, VARIABLE SERIES                   21
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     28
------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                       31


About your investment

(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and transferring shares                       34
  Financial intermediary payments                               38
  Distributions and taxes                                       39
  Legal matters                                                 40
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            42
------------------------------------------------------------------
HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION                 47
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   50
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA MARSICO GROWTH FUND,
VARIABLE SERIES

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

THE ADVISER IS THE FUND'S INVESTMENT ADVISER, AND MARSICO CAPITAL MANAGEMENT, LLC (MARSICO) IS ITS SUB-ADVISER. THOMAS F. MARSICO IS THE PORTFOLIO MANAGER WHO MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.





 YOU'LL FIND MORE ABOUT MARSICO AND MR. MARSICO STARTING ON PAGE 33.


WHY INVEST IN A GROWTH FUND?

GROWTH FUNDS INVEST IN COMPANIES THAT HAVE THE POTENTIAL FOR SIGNIFICANT INCREASES IN REVENUE OR EARNINGS. THESE ARE TYPICALLY COMPANIES THAT ARE DEVELOPING OR APPLYING NEW TECHNOLOGIES, PRODUCTS OR SERVICES IN GROWING INDUSTRY SECTORS.

WHILE THE FUND INVESTS IN A WIDE RANGE OF COMPANIES AND INDUSTRIES, IT HOLDS FEWER INVESTMENTS THAN OTHER KINDS OF FUNDS. THIS MEANS IT CAN HAVE GREATER PRICE SWINGS THAN MORE DIVERSIFIED FUNDS. IT ALSO MEANS IT MAY HAVE RELATIVELY HIGHER RETURNS WHEN ONE OF ITS INVESTMENTS PERFORMS WELL, OR RELATIVELY LOWER RETURNS WHEN AN INVESTMENT PERFORMS POORLY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks long-term growth of capital.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests primarily in equity securities of large capitalization companies with a market capitalization of $4 billion or more that are selected for their growth potential. It generally holds a core position of between 35 and
                   50 common stocks. The number of securities held by the Fund may occasionally exceed this range at times such as when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may hold up to 25% of its assets in foreign securities.

In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment, and the global competitive landscape. In addition, Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit with various levels of a company's management, as well as with its customers and (as relevant) suppliers, distributors, and competitors. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell a Fund's investments in portfolio companies if, in the opinion of Marsico, a company's fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The core investments of the Fund generally may include established companies and securities that offer long-term growth potential. However, the Fund's portfolio also may typically include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes such as the introduction of a new product line, the appointment of a new management team, or an acquisition.


--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THE FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Marsico Growth Fund, Variable Series has the following principal risks:

      - INVESTMENT STRATEGY RISK -- Marsico uses an investment strategy that tries to identify equities with growth potential. There is a risk that the value of these investments will not rise as high as Marsico expects, or will fall.

      - STOCK MARKET RISK -- The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - FOREIGN INVESTMENT RISK -- Because the Fund may invest up to 25% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, also may apply to some foreign investments.

      - EMERGING MARKETS RISK -- Securities issued by companies in developing or emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa, may be more sensitive to the risks of foreign investing. In particular, these countries may experience instability resulting from rapid social, political and economic development. Many of these countries are dependent on international trade, which makes them sensitive to world commodity prices and economic downturns in other countries. Some emerging countries have a higher risk of currency devaluations, and some countries may experience long periods of high inflation or rapid changes in inflation rates.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund's Class A shares have performed in the past, and can help you understand the risks of investing in the
                   Fund. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE
                   FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR

      The bar chart shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.


                1999     2000     2001     2002     2003     2004     2005     2006
                ----     ----     ----     ----     ----     ----     ----     ----
               55.10%   -12.42%  -17.63%  -16.13%  30.59%   13.03%    7.45%    6.09%



--------------------------------------------------------------------------------

THE RETURNS SHOWN FOR THE INDEX DO NOT REFLECT FEES, BROKERAGE COMMISSIONS OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------


      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 4TH QUARTER 1999:           36.77%
         WORST: 3RD QUARTER 2001:         -16.31%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006

      The table shows the Fund's Class A shares' average annual total return for each period, compared with the S&P 500 Index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                                                                               LIFE OF
                                                            1 YEAR   5 YEARS    FUND*
         CLASS A SHARES                                      6.09%    7.13%     7.74%



         S&P 500 INDEX (REFLECTS NO DEDUCTIONS FOR FEES OR
           EXPENSES)                                        15.79%    6.19%     4.56%

       *THE INCEPTION DATE OF THE FUND'S CLASS A SHARES IS MARCH 27, 1998. THE
        RETURN FOR THE INDEX SHOWN IS FROM THAT DATE.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND MAY INCUR SIGNIFICANT TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold
                   Class A shares of the Fund. You will also incur fees and expenses associated with your variable annuity contract and/or life insurance policy. This table does not include fees and expenses imposed under your annuity contract and/or life insurance policy. If the table included these fees and expenses, the figures shown below would be higher. You will find details about these fees and expenses in the prospectus that describes your annuity contract and/or life insurance policy. Additional hypothetical fee and expense information can be found in the section HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION.

         SHAREHOLDER FEES                                              CLASS A
         (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                      SHARES
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES



         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                             0.97%



         Distribution (12b-1) and/or shareholder servicing fees(2)      0.00%



         Other expenses                                                 0.04%
                                                                         --------



         Acquired fund fees and expenses(3)                            --



         Total annual Fund operating expenses                           1.01%
                                                                         ========




      (1)The Fund pays an investment advisory fee of 0.74% and an administration fee of 0.23% of the Fund's average daily assets. The Fund's investment adviser has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.74% for assets up to $500 million; 0.69% for assets in excess of $500 million and up to $1 billion; 0.64% for assets in excess of $1 billion and up to $1.5 billion; 0.59% for assets in excess of $1.5 billion and up to $3 billion; 0.57% for assets in excess of $3 billion and up to $6 billion; and 0.55% for assets in excess of $6 billion.

      (2)Prior to October 2, 2006, Class A shares were subject to shareholder servicing and distribution fees at the annual rate of 0.25% of the Fund's average daily net assets. The Fund's distributor waived 100% of the shareholder servicing and distribution fees for Class A shares.

      (3)Amount represents less than 0.01% but is included in other expenses.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE


      This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not take into account fees and expenses imposed under your variable annuity contract and/or life insurance policy. If the example included these fees and expenses, the figures shown below would be higher.

      This example assumes:

        - you invest $10,000 in Class A shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.

        - you reinvest all dividends and distributions in the Fund.

        - your investment has a 5% return each year.

        - the Fund's operating expenses remain the same as shown in the table above.

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS A SHARES                          $103     $322      $558      $1,236

COLUMBIA MARSICO FOCUSED EQUITIES FUND, VARIABLE SERIES

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

THE ADVISER IS THE FUND'S INVESTMENT ADVISER AND MARSICO IS ITS SUB-ADVISER. THOMAS F. MARSICO IS THE PORTFOLIO MANAGER WHO MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.





 YOU'LL FIND MORE ABOUT MARSICO AND MR. MARSICO STARTING ON PAGE 33.


WHAT IS A FOCUSED FUND?

A FOCUSED FUND INVESTS IN A SMALL NUMBER OF COMPANIES. THIS FUND FOCUSES ON LARGE, ESTABLISHED AND WELL-KNOWN U.S. COMPANIES.

BECAUSE A FOCUSED FUND HOLDS FEWER INVESTMENTS THAN OTHER KINDS OF FUNDS, IT CAN HAVE GREATER PRICE SWINGS THAN MORE DIVERSIFIED FUNDS. IT MAY EARN RELATIVELY HIGHER RETURNS WHEN ONE OF ITS INVESTMENTS PERFORMS WELL, OR RELATIVELY LOWER RETURNS WHEN AN INVESTMENT PERFORMS POORLY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks long-term growth of capital.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities. The investments will mostly consist of equity securities of large capitalization companies with a market capitalization of $4 billion or more. The Fund, which is non-diversified, generally holds a core position of 20 to 30 common stocks that are selected for their long-term growth potential. The number of securities held by the Fund may occasionally exceed this range at times such as when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest up to 25% of its assets in foreign securities.

In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment, and the global competitive landscape. In addition, Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit with various levels of a company's management, as well as with its customers and (as relevant) suppliers, distributors, and competitors. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell a Fund's investments in portfolio companies if, in the opinion of Marsico, a company's fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The core investments of the Fund generally may include established companies and securities that offer long-term growth potential. However, the Fund's portfolio also may typically include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THE FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Marsico Focused Equities Fund, Variable Series has the following principal risks:

      - INVESTMENT STRATEGY RISK -- There is a risk that the value of the Fund's investments will not rise as high as Marsico expects, or will fall.

      - HOLDING FEWER INVESTMENTS -- The Fund is considered to be non-diversified because it may hold fewer investments than other kinds of equity funds. This increases the risk that its value could go down significantly if even only one of its investments performs poorly. The value of the Fund will tend to have greater price swings than the value of more diversified equity funds. The Fund may become a diversified fund by limiting the investments in which more than 5% of its total assets are invested.

      - STOCK MARKET RISK -- The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - FOREIGN INVESTMENT RISK -- Because the Fund may invest up to 25% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, also may apply to some foreign investments.

      - EMERGING MARKETS RISK -- Securities issued by companies in developing or emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa, may be more sensitive to the risks of foreign investing. In particular, these countries may experience instability resulting from rapid social, political and economic development. Many of these countries are dependent on international trade, which makes them sensitive to world commodity prices and economic downturns in other countries. Some emerging countries have a higher risk of currency devaluations, and some countries may experience long periods of high inflation or rapid changes in inflation rates.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund's Class A shares have performed in the past, and can help you understand the risks of investing in the
                   Fund. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE
                   FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR


      The bar chart shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                1999     2000     2001     2002     2003     2004     2005     2006
                ----     ----     ----     ----     ----     ----     ----     ----
               53.28%   -15.82%  -17.72%  -15.13%  33.10%   11.41%   10.24%    8.27%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 4TH QUARTER 1999:           32.37%
         WORST: 1ST QUARTER 2001:         -16.92%


--------------------------------------------------------------------------------

THE RETURNS SHOWN FOR THE INDEX DO NOT REFLECT FEES, BROKERAGE COMMISSIONS OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------


      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006


      The table shows the Fund's Class A shares' average annual total return for each period, compared with the S&P 500 Index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                                                                            LIFE OF
                                                         1 YEAR   5 YEARS    FUND*
         CLASS A SHARES                                   8.27%    8.48%     8.69%



         S&P 500 INDEX (REFLECTS NO DEDUCTIONS FOR FEES
           OR EXPENSES)                                  15.79%    6.19%     4.56%

      *THE INCEPTION DATE OF THE FUND'S CLASS A SHARES IS MARCH 27, 1998. THE
       RETURN FOR THE INDEX SHOWN IS FROM THAT DATE.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND MAY INCUR SIGNIFICANT TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold
                   Class A shares of the Fund. You will also incur fees and expenses associated with your variable annuity contract and/or life insurance policy. This table does not include fees and expenses imposed under your annuity contract and/or life insurance policy. If the table included these fees and expenses, the figures shown below would be higher. You will find details about these fees and expenses in the prospectus that describes your annuity contract and/or life insurance policy. Additional hypothetical fee and expense information can be found in the section HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION.

         SHAREHOLDER FEES                                             CLASS A
         (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     SHARES
         Maximum sales charge (load) imposed on purchases               N/A



         Maximum deferred sales charge (load)                           N/A



         ANNUAL FUND OPERATING EXPENSES



         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                            0.97%



         Distribution (12b-1) and/or shareholder servicing
           fees(2)                                                     0.00%



         Other expenses                                                0.08%
                                                                        ---------



         Acquired fund fees and expenses(3)                           --



         Total annual Fund operating expenses                          1.05%
                                                                        =========




      (1)The Fund pays an investment advisory fee of 0.74% and an administration fee of 0.23% of the Funds average daily assets. The Fund's investment adviser has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.74% for assets up to $500 million; 0.69% for assets in excess of $500 million and up to $1 billion; 0.64% for assets in excess of $1 billion and up to $1.5 billion; 0.59% for assets in excess of $1.5 billion and up to $3 billion; 0.57% for assets in excess of $3 billion and up to $6 billion; and 0.55% for assets in excess of $6 billion.

      (2)Prior to October 2, 2006, Class A shares were subject to shareholder servicing and distribution fees at the annual rate of 0.25% of the Fund's average daily net assets. The Fund's distributor waived 100% of the shareholder servicing and distribution fees for Class A shares.

      (3)Amount represents less than 0.01% but is included in other expenses.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE


      This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not take into account fees and expenses imposed under your variable annuity contract and/or life insurance policy. If the example included these fees and expenses, the figures shown below would be higher.

      This example assumes:

        - you invest $10,000 in Class A shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.

        - you reinvest all dividends and distributions in the Fund.

        - your investment has a 5% return each year.

        - the Fund's operating expenses remain the same as shown in the table above.

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS A SHARES                          $107     $334      $579      $1,283

COLUMBIA MARSICO 21ST CENTURY FUND,
VARIABLE SERIES

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

THE ADVISER IS THE FUND'S INVESTMENT ADVISER AND MARSICO IS ITS SUB-ADVISER. CORYDON J. GILCHRIST IS THE PORTFOLIO MANAGER WHO MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.





 YOU'LL FIND MORE ABOUT MARSICO AND MR. GILCHRIST STARTING ON PAGE 33.


WHAT IS A MULTI-CAP FUND?

A MULTI-CAP FUND INVESTS IN COMPANIES ACROSS THE CAPITALIZATION SPECTRUM -- SMALL, MEDIUM-SIZED AND LARGE COMPANIES. AS A MULTI-CAP FUND, THE FUND MAY INVEST IN LARGE, ESTABLISHED AND WELL-KNOWN U.S. AND FOREIGN COMPANIES, AS WELL AS SMALL, NEW AND RELATIVELY UNKNOWN COMPANIES THAT ARE BELIEVED TO HAVE THE POTENTIAL TO GROW SIGNIFICANTLY.

WHILE THIS FUND INVESTS IN A WIDE RANGE OF COMPANIES AND INDUSTRIES, IT HOLDS FEWER INVESTMENTS THAN OTHER KINDS OF FUNDS. THIS MEANS IT CAN HAVE GREATER PRICE SWINGS THAN MORE DIVERSIFIED FUNDS. IT ALSO MEANS IT MAY HAVE RELATIVELY HIGHER RETURNS WHEN ONE OF ITS INVESTMENTS PERFORMS WELL, OR RELATIVELY LOWER RETURNS WHEN AN INVESTMENT PERFORMS POORLY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks long-term growth of capital.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund is an aggressive growth fund that primarily invests in equity securities of companies of any capitalization size and will generally hold a core position of between 35 and 50 common stocks. The number of securities held by the Fund may occasionally exceed this range at times such as when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest without limit in foreign securities.

The Fund may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment, and the global competitive landscape. In addition, Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit with various levels of a company's management, as well as with its customers and (as relevant) suppliers, distributors, and competitors. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell a Fund's investments in portfolio companies if, in the opinion of Marsico, a company's fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The core investments of the Fund generally may include established companies and securities that offer long-term growth potential. However, the Fund's portfolio also may typically include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THE FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Marsico 21st Century Fund, Variable Series has the following principal risks:

      - INVESTMENT STRATEGY RISK -- There is a risk that the value of the Fund's investments will not rise as high as Marsico expects, or will fall.

      - STOCK MARKET RISK -- The value of any stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - SMALL COMPANY RISK -- Stocks of smaller companies tend to have greater price swings than stocks of larger companies because they trade less frequently and in lower volumes. These securities may have a higher potential for gains but also carry more risk.

      - FOREIGN INVESTMENT RISK -- Because the Fund may invest without limitation in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, also may apply to some foreign investments.

      - EMERGING MARKETS RISK -- Securities issued by companies in developing or emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa, may be more sensitive to the risks of foreign investing. In particular, these countries may experience instability resulting from rapid social, political and economic development. Many of these countries are dependent on international trade, which makes them sensitive to world commodity prices and economic downturns in other countries. Some emerging countries have a higher risk of currency devaluations, and some countries may experience long periods of high inflation or rapid changes in inflation rates.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund's Class A shares have performed in the past, and can help you understand the risks of investing in the
                   Fund. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE
                   FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR

      The bar chart shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                1999     2000     2001     2002     2003     2004     2005     2006
                ----     ----     ----     ----     ----     ----     ----     ----
                9.75%   -27.17%  -26.56%  -8.20%   48.86%   22.35%    7.88%   19.74%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 2ND QUARTER 2003:           21.91%
         WORST: 1ST QUARTER 2001:         -25.38%

--------------------------------------------------------------------------------

THE RETURNS SHOWN FOR THE INDICES DO NOT REFLECT FEES, BROKERAGE COMMISSIONS OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------


      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006

      The table shows the Fund's Class A shares' average annual total return for each period compared to the Russell 3000 Index, which tracks the performance of 3,000 of the largest U.S. companies based on market capitalization. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                                                                            LIFE OF
                                                         1 YEAR   5 YEARS    FUND*
         CLASS A SHARES                                  19.74%   16.65%     3.48%



         RUSSELL 3000 INDEX (REFLECTS NO DEDUCTIONS FOR
           FEES OR EXPENSES)                             15.72%    7.17%     5.05%




      *THE INCEPTION DATE OF THE FUND'S CLASS A SHARES IS MARCH 27, 1998. THE
       RETURN FOR THE INDEX SHOWN IS FROM THAT DATE.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND MAY INCUR SIGNIFICANT TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold
                   Class A shares of the Fund. You will also incur fees and expenses associated with your variable annuity contract and/or life insurance policy. This table does not include fees and expenses imposed under your annuity contract and/or life insurance policy. If the table included these fees and expenses, the figures shown below would be higher. You will find details about these fees and expenses in the prospectus that describes your annuity contract and/or life insurance policy. Additional hypothetical fee and expense information can be found in the section HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION.

         SHAREHOLDER FEES                                             CLASS A
         (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     SHARES
         Maximum sales charge (load) imposed on purchases               N/A



         Maximum deferred sales charge (load)                           N/A



         ANNUAL FUND OPERATING EXPENSES



         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                            0.97%



         Distribution (12b-1) and/or shareholder servicing
           fees(2)                                                     0.00%



         Other expenses                                                0.48%
                                                                        ---------



         Acquired fund fees and expenses(3)                              --



         Total annual Fund operating expenses                          1.45%



         Fee waivers and/or reimbursements                             0.35%
                                                                        ---------



         Total net expenses(4)                                         1.10%
                                                                        =========




      (1)The Fund pays an investment advisory fee of 0.74% and an administration fee of 0.23% of the Fund's average daily assets. The Fund's investment adviser has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.74% for assets up to $500 million; 0.69% for assets in excess of $500 million and up to $1 billion; 0.64% for assets in excess of $1 billion and up to $1.5 billion; 0.59% for assets in excess of $1.5 billion and up to $3 billion; 0.57% for assets in excess of $3 billion and up to $6 billion; and 0.55% for assets in excess of $6 billion.

      (2)Prior to October 2, 2006, Class A shares were subject to shareholder servicing and distribution fees at the annual rate of 0.25% of the Fund's average daily net assets. The Fund's distributor waived 100% of the shareholder servicing and distribution fees for Class A shares.

      (3)Amount represents less than 0.01% but is included in other expenses.

      (4)The Fund's investment adviser has contractually agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual Fund operating expenses (exclusive of distribution and shareholder servicing fees and interest) do not exceed 1.10% annually through April 30, 2008. There is no guarantee that these waivers and/or limitations will continue after April 30, 2008.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE

      This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not take into account fees and expenses imposed under your variable annuity contract and/or life insurance policy. If the example included these fees and expenses, the figures shown below would be higher.

      This example assumes:

        - you invest $10,000 in Class A shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.

        - you reinvest all dividends and distributions in the Fund.

        - your investment has a 5% return each year.

        - the Fund's operating expenses remain the same as shown in the table above.

        - the waivers and/or reimbursements shown above expire April 30, 2008 and are not reflected in the 3, 5 and 10 year examples.

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS A SHARES                          $112     $424      $759      $1,705

COLUMBIA MID CAP GROWTH FUND, VARIABLE SERIES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THE FUND'S ADVISER.





 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 31.


WHAT IS A MID CAP GROWTH
FUND?

A MID CAP GROWTH FUND INVESTS IN MEDIUM-SIZED COMPANIES WHOSE EARNINGS ARE EXPECTED TO GROW OR TO CONTINUE GROWING. THESE COMPANIES MAY BE EXPANDING IN EXISTING MARKETS, ENTERING INTO NEW MARKETS, DEVELOPING NEW PRODUCTS OR INCREASING THEIR PROFIT MARGINS BY GAINING MARKET SHARE OR STREAMLINING THEIR OPERATIONS.

THESE COMPANIES CAN HAVE BETTER POTENTIAL FOR RAPID EARNINGS THAN LARGER COMPANIES. THEY MAY, HOWEVER, HAVE A HARDER TIME SECURING FINANCING AND MAY BE MORE SENSITIVE TO A SETBACK IN SALES THAN LARGER, MORE ESTABLISHED COMPANIES.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks long-term capital growth by investing primarily in equity securities.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   Under normal circumstances, the Fund will invest at least 80% of its assets in
                   U.S. companies whose market capitalizations are within the range of companies within the Russell MidCap Index at the time of purchase (between $20.3 billion and $845 million as of December 31, 2006, but subject to change due to market fluctuations) and that are believed to have the potential for long-term growth.
                   The Fund may invest up to 20% of its net assets in small-capitalization and large-capitalization companies. The Fund may hold up to 20% of its assets in foreign securities.

The Fund may invest in special situations such as initial public offerings, companies that may benefit from technological or product developments or new management and companies involved in tender offers, leveraged buy-outs or mergers. The Fund may also invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures) and certain options and financial futures contracts (derivatives).

In selecting investments for the Fund, the portfolio management team identifies stocks using a disciplined process based on fundamental analysis of the overall economy, industry conditions and the financial situation and the management of each company. The portfolio management team conducts a rigorous qualitative analysis of each company being considered for investment.

As part of its investment strategy, the Fund may buy and sell securities frequently. Frequent trading of investments usually increases the chance that a Fund will pay investors short-term capital gains (which are taxable at higher rates than long-term capital gains). Frequent trading may also result in higher brokerage commissions and other transactions costs and additional tax liability, which could reduce the Fund's returns.

At times, the portfolio management team may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment objective.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's SAI, which you may obtain free of charge.

The portfolio management team may sell a security when its price reaches a target it has set, if there is deterioration in the company's financial situation, when the portfolio management team believes other investments are more attractive, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THE FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Mid Cap Growth Fund, Variable Series has the following principal risks:

      - INVESTMENT STRATEGY RISK -- The portfolio management team chooses stocks that it believes have the potential for superior long-term growth. There is a risk that the value of these investments will not rise as high as the portfolio management team expects, or will fall.

      - STOCK MARKET RISK -- The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - DERIVATIVES RISK -- The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Some of the risks presented by the use of derivatives are as follows. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of the portfolio management team's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The portfolio management team is not required to utilize derivatives to reduce risks.

      - SMALL COMPANY RISK -- Stocks of smaller companies tend to have greater price swings than stocks of larger companies because they trade less frequently and in lower volumes. These securities may have a higher potential for gains but also carry more risk.

      - MID-CAPITALIZATION COMPANY RISK -- Medium-sized, or mid-capitalization, companies may be more vulnerable to adverse business or economic events than larger, more established companies because they may have more limited financial resources and markets than larger companies. The stocks of mid-capitalization companies may trade less frequently and in more limited volume than those of larger companies. Additionally, mid-capitalization companies' stocks may be more volatile than those of larger companies.

      - FOREIGN INVESTMENT RISK -- Because the Fund may invest up to 20% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, also may apply to some foreign investments.

      - CONVERTIBLE SECURITIES RISK -- Convertible securities are securities that can be converted into common stock, such as certain debt securities and preferred stock. Convertible securities are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to market risk.

      - SPECIAL SITUATIONS RISK -- Because the Fund may invest in special situations such as initial public offerings, the Fund may be exposed to special situations risk. Special situations have risk because they often involve major corporate changes and present a high degree of uncertainty as to a security's market price.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund's Class A shares have performed in the past, and can help you understand the risks of investing in the
                   Fund. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE
                   FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR

      The bar chart shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                2002     2003     2004     2005     2006
                ----     ----     ----     ----     ----
               -34.00%  27.47%   14.08%    5.19%   17.69%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 4TH QUARTER 2004:           16.71%
         WORST: 2ND QUARTER 2002:         -20.70%

--------------------------------------------------------------------------------

THE RETURNS SHOWN FOR THE INDEX DO NOT REFLECT FEES, BROKERAGE COMMISSIONS OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------


      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006

      The table shows the Fund's Class A shares' average annual total returns for each period, compared with the Russell MidCap Growth Index, which measures the performance of those Russell MidCap Index companies with higher price-to-book ratios. The table also shows how the Fund's performance compares to the returns for each period for the Russell MidCap Index, which measures the performance of the 800 smallest companies in the Russell 1000 Index, without regard to their price-to-book ratios. The indices are weighted by market value, are not available for investment and do not reflect fees, brokerage commissions or other expenses of investing.

                                                                           LIFE OF
                                                        1 YEAR   5 YEARS    FUND*
         CLASS A SHARES                                 17.69%    3.51%     0.05%



         RUSSELL MIDCAP GROWTH INDEX (REFLECTS NO
           DEDUCTIONS FOR FEES OR EXPENSES)             10.66%    8.22%     5.51%



         RUSSELL MIDCAP INDEX (REFLECTS NO DEDUCTIONS
           FOR FEES OR EXPENSES)                        15.26%   12.88%    10.70%




      *THE INCEPTION DATE OF THE FUND'S CLASS A SHARES IS MAY 1, 2001. THE
       RETURNS FOR THE INDICES SHOWN ARE FROM THAT DATE.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND MAY INCUR SIGNIFICANT TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold
                   Class A shares of the Fund. You will also incur fees and expenses associated with your variable annuity contract and/or life insurance policy. This table does not include fees and expenses imposed under your annuity contract and/or life insurance policy. If the table included these fees and expenses, the figures shown below would be higher. You will find details about these fees and expenses in the prospectus that describes your annuity contract and/or life insurance policy. Additional hypothetical fee and expense information can be found in the section HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION.

         SHAREHOLDER FEES                                              CLASS A
         (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     SHARES
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES



         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                             0.88%



         Distribution (12b-1) and/or shareholder servicing fees(2)      0.00%



         Other expenses                                                 0.16%
                                                                         -----



         Acquired fund fees and expenses(3)                            --
                                                                       -------



                                                                        1.04%
         Total annual Fund operating expenses



                                                                       (0.04)%
         Fee waivers and/or reimbursements(4)                            -----



                                                                        1.00%
         Total net expenses                                              =====




      (1)The Fund pays an investment advisory fee of 0.65% of the Fund's average daily net assets and an administration fee of 0.23% of its average daily assets.

      (2)Prior to October 2, 2006, Class A shares were subject to shareholder servicing and distribution fees at the annual rate of 0.25% of the Fund's average daily net assets. The Fund's distributor waived 100% of the shareholder servicing and distribution fees for Class A shares.

      (3)Amount represents less than 0.01% but is included in other expenses.

      (4)The Fund's investment adviser has contractually agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual Fund operating expenses (exclusive of distribution and shareholder servicing fees and interest) do not exceed 1.00% annually through April 30, 2008. There is no guarantee that these waivers and/or limitations will continue after April 30, 2008.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE


      This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not take into account fees and expenses imposed under your variable annuity contract and/or life insurance policy. If the example included these fees and expenses, the figures shown below would be higher.

      This example assumes:

        - you invest $10,000 in Class A shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.

        - you reinvest all dividends and distributions in the Fund.

        - your investment has a 5% return each year.

        - the Fund's operating expenses remain the same as shown in the table above.

        - the waivers and/or reimbursements shown above expire April 30, 2008 and are not reflected in the 3, 5 and 10 year examples.

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS A SHARES    $102     $327      $570      $1,267

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about each Fund's investment objective, principal investment strategies and risks in the descriptions that start on page
5. The following are some other risks and information you should consider before you invest:

      - Columbia Funds Variable Insurance Trust I (formerly known as Nations Separate Account Trust) has obtained exemptive relief from the SEC relating to the sale of shares to life insurance companies and qualified plans. Accordingly, the Funds may be made available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as directly to qualified plans and certain other permitted persons. Due to differences in tax treatment and other considerations, the interests of various contract owners participating in Columbia Funds Variable Insurance Trust I and the interests of qualified plans investing in Columbia Funds Variable Insurance Trust I may conflict. Columbia Funds Variable Insurance Trust I currently does not foresee any disadvantages to shareholders arising from these potential conflicts of interest. Nevertheless, the Board of Trustees of Columbia Funds Variable Insurance Trust I (the Board) intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts.

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of the Funds can be changed without shareholder approval. The 80% Policy of a Fund may be changed without shareholder approval by giving shareholders at least 60 days' notice.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Although no such change is currently planned, a Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - HOLDING OTHER KINDS OF INVESTMENTS -- A Fund may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information. The portfolio managers or portfolio management team can also choose not to invest in specific securities described in this prospectus and in the SAI.

      - INVESTMENT IN COLUMBIA MONEY MARKET FUNDS -- To seek to achieve a return on uninvested cash or for other reasons, the Funds may invest their assets in Columbia Money Market Funds. The Adviser and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Funds for services provided directly. The Adviser may waive fees which it is entitled to receive from either the Columbia Money Market Funds or the Funds.

      - FOREIGN INVESTMENT RISK -- Funds that invest in foreign securities may be affected by changes in currency exchange rates and the costs of converting currencies; foreign government controls on foreign investment, repatriation of capital, and currency and exchange; foreign taxes, including potentially confiscatory levels of taxation and withholding; inadequate supervision and regulation of some foreign markets; difficulty selling some investments which may increase volatility; different settlement practices or delayed settlements in some markets; difficulty getting complete or accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic or social instability; and difficulty enforcing legal rights outside the U.S. If a Fund invests in emerging markets there may be other risks involved, such as those of immature economies and less developed and more thinly traded securities markets.

      - INVESTING DEFENSIVELY -- Each Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

      - SECURITIES LENDING PROGRAM -- Each Fund may lend portfolio securities to approved broker-dealers or other financial institutions on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker-dealers or other financial institutions involved in the loans may be affiliates of Bank of America.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, investment sub-advisory, distribution, administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Bank of America or its affiliates may also serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO TRANSACTION COSTS -- Each Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for a Fund and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to a Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transaction costs are not.

      - PORTFOLIO HOLDINGS DISCLOSURE -- A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

      - PORTFOLIO TURNOVER -- A Fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can mean higher brokerage and other transaction costs, which could reduce the Fund's returns. The Funds generally buy securities for capital appreciation, investment income, or both, and don't engage in frequent trading. You'll find the portfolio turnover rates for the Funds in FINANCIAL HIGHLIGHTS.

How the Funds are managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser is the investment adviser to over 100 mutual fund portfolios in the Columbia Funds Family, including the Funds of Columbia Funds Variable Insurance Trust I offered by this prospectus. Columbia Funds Variable Insurance Trust I is a series of mutual funds that provides underlying investment alternatives for certain variable annuity contracts and/or variable life insurance policies.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities and money market instruments.

Currently managing more than $312 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.

The table below tells you about the portfolio managers that are responsible for making the day-to-day investment decisions for each Fund for which the Adviser has not engaged an investment sub-adviser. The SAI provides additional information about the compensation of the portfolio managers, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.


                                                       BUSINESS EXPERIENCE
PORTFOLIO MANAGER      LENGTH OF SERVICE WITH FUND     DURING PAST FIVE YEARS
WAYNE COLLETTE         COLUMBIA MID CAP GROWTH FUND,   COLUMBIA MANAGEMENT -
                       VARIABLE SERIES SINCE FEBRUARY  ASSOCIATED SINCE 2001;
                       2006                            NEUBERGER BERMAN -
                                                       PORTFOLIO MANAGER FROM
                                                       1999-2001

GEORGE MYERS           COLUMBIA MID CAP GROWTH FUND,   COLUMBIA MANAGEMENT -
                       VARIABLE SERIES SINCE FEBRUARY  ASSOCIATED SINCE 2004;
                       2006                            DRESDNER RCM GLOBAL
                                                       INVESTORS - PORTFOLIO
                                                       MANAGER AND ANALYST
                                                       FROM 2000-2004



Columbia Funds Variable Insurance Trust I pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The Adviser uses part of this money to pay investment sub-advisers for the services they provide to certain Funds.

A discussion regarding the basis for the Board's approval of the investment advisory agreement with the Adviser and each sub-adviser, as applicable, is available in each Fund's annual report to shareholders for the fiscal year ended December 31.

The Adviser has agreed to waive fees and/or reimburse expenses for certain Funds. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses.

The following chart shows the maximum advisory fees the Adviser can receive, along with the actual advisory fees the Adviser and/or an affiliate received during the Funds' last fiscal year, after waivers and/or reimbursements.

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS



                                                              MAXIMUM    ACTUAL FEE
                                                              ADVISORY    PAID LAST
                                                                FEE      FISCAL YEAR
  COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES                0.74%        0.74%



  COLUMBIA MARSICO FOCUSED EQUITIES FUND, VARIABLE SERIES      0.74%        0.74%



  COLUMBIA MARSICO 21ST CENTURY FUND, VARIABLE SERIES          0.74%        0.74%



  COLUMBIA MID CAP GROWTH FUND, VARIABLE SERIES                0.65%        0.65%



INVESTMENT SUB-ADVISER



Columbia Funds and the Adviser engage an investment sub-adviser to make day-to-day investment decisions for certain of the Funds. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-adviser and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that a Fund:


  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Funds have applied for relief from the SEC to permit the Funds to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.


Information about the Funds' sub-adviser and the portfolio managers of the sub-adviser that are responsible for the day-to-day investment decisions for certain of the Funds is provided below. The SAI provides additional information about the compensation of these portfolio managers, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

--------------------------------------------------------------------------------

MARSICO CAPITAL MANAGEMENT, LLC

1200 17TH STREET
SUITE 1600
DENVER, COLORADO 80202

--------------------------------------------------------------------------------


MARSICO CAPITAL MANAGEMENT, LLC

Marsico was organized in 1997 as a registered investment adviser and is an indirect, wholly-owned subsidiary of Bank of America. Marsico provides investment services to mutual funds and private accounts, and as of December 31, 2006, had approximately $84 billion in assets under management. Thomas F. Marsico is the founder and Chief Executive Officer of Marsico.

Marsico is the investment sub-adviser to:

  - Columbia Marsico Growth Fund, Variable Series

  - Columbia Marsico Focused Equities Fund, Variable Series

  - Columbia Marsico 21st Century Fund, Variable Series


THOMAS F. MARSICO, is the Chief Investment Officer of Marsico, and has managed the investment programs of Columbia Marsico Growth Fund, Variable Series and Columbia Marsico Focused Equities Fund, Variable Series since the Funds' inception. Mr. Marsico has over 20 years of experience as a securities analyst and a portfolio manager.



CORYDON J. GILCHRIST, CFA, has managed the investment program of Columbia Marsico 21st Century Fund, Variable Series since February 2003. Prior to joining Marsico in May of 2000, Mr. Gilchrist spent four years as an international portfolio manager and analyst at Invista Capital Management, where he served on a committee that managed several international equity funds. He holds BBA and MBA degrees from the University of Iowa, and holds a CFA charter.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

--------------------------------------------------------------------------------


OTHER SERVICE PROVIDERS

The Funds are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer, and an indirect, wholly-owned subsidiary of Bank of America Corporation. The Distributor may receive fees for the distribution services it provides to the Funds. The Distributor may also pay commissions and distribution (12b-1) fees, and/or other compensation to companies for selling shares and providing services to investors.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


Columbia Management Advisors, LLC is the administrator of the Funds (Administrator) and is responsible for overseeing the administrative operations of the Funds. The Funds pay the Administrator a fee of 0.23% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of each Fund and is paid monthly.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------


Columbia Management Services, Inc. is the transfer agent for the Funds' shares (Transfer Agent) and is an indirect, wholly-owned subsidiary of Bank of America Corporation. Its responsibilities include transaction processing, calculating and paying distributions and keeping account records.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and transferring shares
(DOLLAR SIGN GRAPHIC)

--------------------------------------------------------------------------------

WE'VE USED THE TERM INVESTMENT PROFESSIONAL TO REFER TO THE PERSON WHO HAS ASSISTED YOU WITH BUYING SHARES OF THE FUNDS. SELLING AGENT OR SERVICING AGENT MEANS THE COMPANY THAT EMPLOYS YOUR INVESTMENT PROFESSIONAL. SELLING AGENTS INCLUDE BANKS, BROKERAGE FIRMS, MUTUAL FUND DEALERS, PARTICIPATING LIFE INSURANCE COMPANIES, AND OTHER FINANCIAL INSTITUTIONS, INCLUDING AFFILIATES OF BANK OF AMERICA.

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------


The Funds of Columbia Funds Variable Insurance Trust I are available only to owners of variable annuity contracts and/or variable life insurance policies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the Funds.

SHORT-TERM TRADING ACTIVITY AND MARKET TIMING -- The interests of a Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Funds are not intended as vehicles for market timing. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the Funds to implement their market timing strategies. Columbia Funds' Board has adopted policies and procedures with respect to market timing activity as discussed below.

Market timing may negatively impact long-term performance of a Fund by requiring it to maintain a larger percentage of assets in cash or to liquidate portfolio holdings at a disadvantageous time. Market timing could increase a Fund's expenses through increased trading and transaction costs, forced and unplanned portfolio turnover, and large asset fluctuations that could diminish a Fund's ability to provide the maximum investment return to all participants. Certain Funds may be more susceptible to these negative effects of market timing. For example, Funds that invest principally in foreign securities may be more susceptible to arbitrage opportunities resulting from mispricing due to time zone differences among international financial markets. Market timers seek potential price differentials that may occur with securities that trade in a different time zone. Funds that invest principally in small- and mid-capitalization securities may be more susceptible to arbitrage opportunities due to the less liquid nature of smaller company securities. Fair value pricing may reduce these arbitrage opportunities.

Shares of the Funds are held through insurance company separate accounts. Accordingly, essentially all purchase, redemption, and transfer orders are received through omnibus accounts, in which shares are held in the name of an insurance company on behalf of multiple variable product owners. Transaction requests submitted to the Funds reflect the netting of transactions of multiple variable product owners whose individual transactions are not disclosed to the Funds. Therefore, Columbia Funds typically is not able to identify trading by a particular variable product owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing.

Columbia Funds, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, Columbia Funds monitors each separate account's daily purchase and redemption orders, which reflect the aggregate and net result of all purchase, redemption, and transfer activity of all variable product owners in that separate account. If Columbia Funds detects that a separate account has conducted two "round trips" (as defined below) in a Fund that are deemed material by Columbia Funds in any 28-day period or if, in the opinion of Columbia Funds, the separate account's prior history may be consistent with a pattern of market timing by variable product owners, Columbia Funds will request that the insurance company research the source of the activity and determine whether a particular variable product owner is engaging in market timing in violation of Columbia Funds' policy. If an insurance company determines that a variable product owner has conducted two round trips that are deemed material by Columbia Funds in any 28-day period, Columbia Funds will generally require rejection of such variable product owner's future purchase orders, including transfer purchase orders, involving any Fund. In addition, if Columbia Funds determines that any variable product owner or separate account has engaged in any type of market timing activity (independent of the two-round trip limit) Columbia Funds may, in its discretion, reject future purchase orders, involving the same or any other Fund. In any event, Columbia Funds also retains the right to reject any order to buy or transfer shares and also retains the right to modify these market timing policies at any time without prior notice to shareholders. The right to redeem shares of a Fund is not affected by any of these limits.

For these purposes, a "round trip" is a purchase by any means into a Fund followed by a redemption, of any amount, by any means out of the same Fund. Under this definition, a transfer into a Fund followed by a transfer out of the same Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an insurance company, adviser, selling agent or trust department, generally will not be considered to be under common ownership or control. The two round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

These policies will be applied uniformly to all insurance companies. However, there is no assurance that the insurance company will investigate trading activity at the request of Columbia Funds, stop activity that proves to be against Columbia Funds' policies or implement Columbia Funds' market timing policies and practices. Columbia Funds must rely, in large part, on the rights, ability, and willingness of insurance companies to detect and deter market timing. Columbia Funds' policies are separate from, and in addition to, any policies and procedures adopted by an insurance company relating to variable product owner transactions. Certain insurance companies have different policies regarding monitoring and restricting market timing in the underlying variable product owner accounts that they maintain through an omnibus account that may be more or less restrictive than Columbia Funds' practices. For example, the terms and conditions of certain existing insurance contracts between an insurance company and a variable product owner may limit the ability of the insurance company to address frequent trading activity by the variable product owner. If the policy of an insurance company is to follow the market timing policy of the underlying investment options, then the policies and practices of the Columbia Funds discussed herein will be implemented by such insurance company. The prospectus that describes your annuity contract and/or life insurance policy will contain a description of the insurance company's policies and procedures, if any, with respect to market timing. Columbia Funds reserves the right, but does not have the obligation, to reject purchase orders from, or to stop or limit the offering of shares to, insurance company separate accounts. In addition, Columbia Funds reserves the right to remove any insurance company from its platform that does not cooperate with a Fund's effort to deter market timing.

The practices and policies described above are intended to deter and curtail market timing in the Columbia Funds. However, there can be no assurance that either Columbia Funds' or the insurance companies' policies and procedures, individually or collectively, will be totally effective in this regard because of various factors. Consequently, there is the risk that Columbia Funds may not be able to do anything in response to market timing that occurs in a Fund which may result in certain variable product owners being able to market time a Fund while the other variable product owners in that Fund bear the burden of such activities.

Columbia Funds seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither Columbia Funds nor its agents shall be held liable for any loss resulting from rejected purchase orders or transfers.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. A BUSINESS DAY ENDS AT THE CLOSE OF REGULAR TRADING ON THE NYSE, USUALLY AT 4:00 P.M. EASTERN TIME. IF THE NYSE CLOSES EARLY, THE BUSINESS DAY ENDS AS OF THE TIME THE NYSE CLOSES.

THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


HOW SHARES ARE PRICED

All transactions are based on the price of a Fund's shares -- or its net asset value per share.

We calculate net asset value per share for each Fund at the end of each business day. First, we calculate the net asset value for each Fund by determining the value of the Fund's assets and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors hold in the Fund.

Shares of the Funds are generally purchased and redeemed at the net asset value per share next determined after your order is received. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for details.

VALUING SECURITIES IN A FUND

The value of a Fund's shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in a Fund. If a market price isn't readily available, we will base the price of the security on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities which may be subject to fair valuation include, but are not limited to: (1) restricted securities for which a pricing service is unable to provide a market price; (2) securities whose trading has been formally suspended; (3) debt securities that have gone into default and for which there is no current market quotation; and
(4) a security whose market price is not available from a pre-established pricing service. In addition, the Funds may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund's share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. We use various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a market price is readily available and, if not, what the security's fair value is.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Columbia Funds has retained an independent fair value pricing service to assist in the fair valuation process for Funds that primarily invest in international securities. Because of the judgment involved in fair value decisions, there can be no assurance that the value ascribed to a particular security is accurate. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Fund could change on days when Fund shares cannot be bought or sold.

Financial intermediary payments
(PERCENT SIGN GRAPHIC)

The Distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.10% and 0.40% on an annual basis for payments based on average net assets of the Funds attributable to the financial intermediary. The Distributor or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.

The Distributor or its affiliates may make other payments or allow promotional incentives to financial intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.


Amounts paid by the Distributor or its affiliates are paid out of the Distributor's or its affiliates' own resources and do not increase the amount paid by you or your Fund. You can find further details about the payments made by the Distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor or its affiliates has agreed to make marketing support payments in the SAI, which can be obtained by calling 1.800.345.6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Distributor and its affiliates and any services your financial intermediary provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial adviser and review carefully any disclosure by the financial intermediary as to compensation received by your financial adviser.

Distributions and taxes

(TAXES GRAPHIC)

ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is generally not subject to federal income tax as long as it distributes its net investment income and net realized capital gain, if any, to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain, if any, to shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

All of the Funds distribute any net realized capital gain at least once a year. Normally, the Funds declare and pay distributions of net investment income annually. The Funds may, however, declare and pay distributions of net investment income more frequently. Zero coupon bonds generate income each year to an investing Fund without generating cash for distributions. A Fund may be required to prematurely sell investments to make distributions or pay for redemptions.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day before the distribution is declared. Shares are eligible to receive net investment income and net realized capital gain distributions from the trade date of the purchase up to and including the day before the shares are sold.

Each time a distribution is made, the net asset value per share of the Fund is reduced by the amount of the distribution. We'll automatically reinvest distributions in additional shares of the same Fund.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT FEDERAL INCOME TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT

Shares of the Funds are only offered to you through a variable annuity contract and/or variable life insurance policy of a participating insurance company. You should review the prospectus and other information provided to you by your participating insurance company regarding the federal income taxation of your variable annuity contract and/or variable life insurance policy. As discussed in the prospectus for your variable annuity contract or variable life insurance policy, your contract or policy may qualify for favorable tax treatment.

As long as your variable annuity contract or variable life insurance policy maintains favorable tax treatment, you will only be taxed on your investment in a Fund through such contract or policy, even if you sell Fund shares or receive the Fund's distributions. In order to qualify for such treatment, among other things, the "separate accounts" of participating insurance companies, which maintain and invest net proceeds from the variable annuity contracts and variable life insurance policies, must be "adequately diversified." Each Fund intends to operate in such a manner so that a separate account investing in Fund shares on behalf of a holder of a variable annuity contract or variable life insurance policy will be "adequately diversified."

Legal matters

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things,
(1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

CIVIL LITIGATION

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action -- Mehta v. AIG Sun America Life Assurance Company -- involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. Plaintiffs have appealed the decision dismissing this action to the Court of Appeals for the Eighth Circuit. This appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

Financial highlights
(DOLLAR SIGN GRAPHIC)

The financial highlights table is designed to help you understand how the Funds' Class A shares have performed for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses associated with the annuity contract or life insurance policy which, if reflected, would reduce the total returns for all periods shown.

This financial information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with each Fund's financial statements, is included in each Fund's annual report. Columbia Funds Variable Insurance Trust I's financial statements are incorporated by reference into the SAI. Please see the back cover of this prospectus to find out how you can get a copy of the SAI.

COLUMBIA MARSICO GROWTH FUND,
VARIABLE SERIES*

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                               12/31/06            12/31/05            12/31/04            12/31/03
  CLASS A SHARES**
  Net asset value, beginning of year            $17.89              $16.65              $14.73              $11.28
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(a)                0.04               (0.03)              (0.02)              (0.04)
  Net realized and unrealized gain/(loss)
    on investments and foreign currency          1.05                1.27                1.94                3.49
  Net increase/(decrease) in net asset
    value from operations                        1.09                1.24                1.92                3.45
  Net asset value, end of year                  $18.98              $17.89              $16.65              $14.73
  TOTAL RETURN(C)(D)                            6.09%               7.45%               13.03%              30.59%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)           $519,349            $172,227            $153,100            $95,596
  Operating expenses                           1.01%(e)            1.09%(e)            1.12%(e)            1.13%(e)
  Interest expense                                --                  --                --%(b)              --%(b)
  Total expenses                               1.01%(e)            1.09%(e)            1.12%(e)            1.13%(e)
  Net investment income/(loss)                  0.21%              (0.15)%             (0.11)%             (0.34)%
  Portfolio turnover rate                        54%                 69%                 77%                 83%
  Waiver/reimbursement                          0.15%               0.25%               0.25%               0.25%

                                               YEAR ENDED
                                                12/31/02
  CLASS A SHARES**
  Net asset value, beginning of year             $13.45
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(a)                (0.05)
  Net realized and unrealized gain/(loss)
    on investments and foreign currency          (2.12)
  Net increase/(decrease) in net asset
    value from operations                        (2.17)
  Net asset value, end of year                   $11.28
  TOTAL RETURN(C)(D)                            (16.13)%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)            $56,948
  Operating expenses                            1.14%(e)
  Interest expense                               --%(b)
  Total expenses                                1.14%(e)
  Net investment income/(loss)                  (0.40)%
  Portfolio turnover rate                         107%
  Waiver/reimbursement                           0.28%

* Prior to May 1, 2006, Columbia Marsico Growth Fund, Variable Series was known as Nations Marsico Growth Portfolio.
** Effective October 2, 2006, the Fund's previously unnamed share class was redesignated as Class A shares.
(a) Per share net investment income/(loss) has been calculated using the average shares outstanding during the period.
(b) Amount rounds to less than 0.01%.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Fund's investment adviser and/or its affiliates not reimbursed a portion of expenses, total return would have been reduced.
(e) The benefit derived from custody credits had an impact of less than 0.01%, except for the year ended December 31, 2006, which had an annualized impact of 0.05%.

COLUMBIA MARSICO FOCUSED EQUITIES
FUND, VARIABLE SERIES*

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                               12/31/06            12/31/05            12/31/04            12/31/03
  CLASS A SHARES**
  Net asset value, beginning of year            $18.62              $16.89              $15.16              $11.39
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(a)                0.02               (0.02)              (0.02)              (0.04)
  Net realized and unrealized gain/(loss)
    on investments and foreign currency          1.52                1.75                1.75                3.81
  Net increase/(decrease) in net asset
    value from operations                        1.54                1.73                1.73                3.77
  Net asset value, end of year                  $20.16              $18.62              $16.89              $15.16
  TOTAL RETURN(B)                              8.27%(c)           10.24%(c)           11.41%(c)             33.10%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)           $206,896            $205,892            $195,738            $162,096
  Operating expenses                           1.05%(d)            1.05%(d)            1.09%(d)            1.08%(d)
  Interest expense                                --                  --                  --                  --
  Total expenses                               1.05%(d)            1.05%(d)            1.09%(d)            1.08%(d)
  Net investment income/(loss)(d)               0.12%              (0.10)%             (0.16)%             (0.29)%
  Portfolio turnover rate                        67%                 68%                 99%                 76%
  Waiver/reimbursement                          0.18%               0.25%               0.25%               0.25%

                                               YEAR ENDED
                                                12/31/02
  CLASS A SHARES**
  Net asset value, beginning of year             $13.42
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(a)                (0.05)
  Net realized and unrealized gain/(loss)
    on investments and foreign currency          (1.98)
  Net increase/(decrease) in net asset
    value from operations                        (2.03)
  Net asset value, end of year                   $11.39
  TOTAL RETURN(B)                               (15.13)%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)            $101,516
  Operating expenses                            1.09%(d)
  Interest expense                               --%(e)
  Total expenses                                1.09%(d)
  Net investment income/(loss)(d)               (0.41)%
  Portfolio turnover rate                         119%
  Waiver/reimbursement                           0.26%

* Prior to May 1, 2006, Columbia Marsico Focused Equities Fund, Variable Series was known as Nations Marsico Focused Equities Portfolio.
** Effective October 2, 2006, the Fund's previously unnamed share class was redesignated as Class A shares.
(a) Per share net investment income/(loss) has been calculated using the average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Fund's investment adviser and/or its affiliates not reimbursed a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits had an impact of less than 0.01%.
(e) Amount rounds to less than 0.01%.

COLUMBIA MARSICO 21ST CENTURY
FUND, VARIABLE SERIES*

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                               12/31/06            12/31/05            12/31/04            12/31/03
  CLASS A SHARES**
  Net asset value, beginning of year            $11.22              $10.40              $8.50               $5.71
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(a)              0.11(e)              (0.01)              (0.01)              (0.04)
  Net realized and unrealized gain/(loss)
    on investments and foreign currency          2.06                0.83                1.91                2.83
  Net increase/(decrease) in net asset
    value from operations                        2.17                0.82                1.90                2.79
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.02)                --                  --                  --
  Distributions from net realized capital
    gains                                       (0.41)                --                  --                  --
  Total dividends and distributions             (0.43)                --                  --                  --
  Net asset value, end of year                  $12.96              $11.22              $10.40              $8.50
  TOTAL RETURN(B)                             19.74%(c)            7.88%(c)           22.35%(c)             48.86%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)           $27,881             $22,796             $17,854             $10,914
  Operating expenses                           1.10%(d)            1.10%(d)            1.10%(d)            1.09%(d)
  Interest expense                                --                  --                --%(f)                --
  Total expenses                               1.10%(d)            1.10%(d)            1.10%(d)            1.09%(d)
  Net investment income/(loss)                  0.94%              (0.05)%             (0.11)%             (0.57)%
  Portfolio turnover rate                        151%                175%                174%                206%
  Waiver/reimbursement                          0.53%               0.60%               0.97%               0.97%

                                               YEAR ENDED
                                                12/31/02
  CLASS A SHARES**
  Net asset value, beginning of year             $6.22
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(a)                (0.02)
  Net realized and unrealized gain/(loss)
    on investments and foreign currency          (0.49)
  Net increase/(decrease) in net asset
    value from operations                        (0.51)
  LESS DISTRIBUTIONS:
  Dividends from net investment income             --
  Distributions from net realized capital
    gains                                          --
  Total dividends and distributions                --
  Net asset value, end of year                   $5.71
  TOTAL RETURN(B)                               (8.20)%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)             $5,527
  Operating expenses                            1.10%(d)
  Interest expense                                 --
  Total expenses                                1.10%(d)
  Net investment income/(loss)                  (0.36)%
  Portfolio turnover rate                         352%
  Waiver/reimbursement                           1.45%

* Prior to May 1, 2006, Columbia Marsico 21st Century Fund, Variable Series was known as Nations Marsico 21st Century Portfolio.
** Effective October 2, 2006, the Fund's previously unnamed share class was redesignated as Class A shares.
(a) Per share net investment income/(loss) has been calculated using the average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Fund's investment adviser and/or its affiliates not reimbursed a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits had an impact of less than 0.01%, except for the year ended December 31, 2006 which had an annualized impact of 0.03%.
(e) Net investment income per share reflect special dividends. The effect of these dividends amounted to $0.09 per share.
(f) Amount rounds to less than 0.01%.

COLUMBIA MID CAP GROWTH
FUND, VARIABLE SERIES*

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                               12/31/06            12/31/05            12/31/04            12/31/03
  CLASS A SHARES**
  Net asset value, beginning of year            $7.92               $8.10               $7.10               $5.57
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(a)                0.01               (0.01)              (0.03)              (0.03)
  Net realized and unrealized gain/(loss)
    on investments and foreign currency          1.35                0.40                1.03                1.56
  Net increase/(decrease) in net asset
    value from operations                        1.36                0.39                1.00                1.53
  LESS DISTRIBUTIONS:
  Distributions from net realized capital
    gains                                       (0.42)              (0.57)                --                  --
  Total dividends and distributions             (0.42)              (0.57)                --                  --
  Net asset value, end of year                  $8.86               $7.92               $8.10               $7.10
  TOTAL RETURN(B)                             17.69%(c)            5.19%(c)           14.08%(c)             27.47%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)           $64,189             $63,956             $59,233             $38,540
  Operating expenses to average net
    assets                                     1.00%(d)            1.00%(d)            1.00%(d)            1.00%(d)
  Interest expense                                --                  --                --%(e)                --
  Total expenses                               1.00%(d)            1.00%(d)            1.00%(d)            1.00%(d)
  Net investment income/(loss)                 0.11%(d)           (0.13)%(d)          (0.49)%(d)          (0.41)%(d)
  Portfolio turnover rate                        176%                57%                 151%                56%
  Waiver/reimbursement                          0.22%               0.33%               0.38%               0.48%

                                               YEAR ENDED
                                                12/31/02
  CLASS A SHARES**
  Net asset value, beginning of year             $8.44
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(a)                (0.02)
  Net realized and unrealized gain/(loss)
    on investments and foreign currency          (2.85)
  Net increase/(decrease) in net asset
    value from operations                        (2.87)
  LESS DISTRIBUTIONS:
  Distributions from net realized capital
    gains                                          --
  Total dividends and distributions                --
  Net asset value, end of year                   $5.57
  TOTAL RETURN(B)                               (34.00)%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)            $12,641
  Operating expenses to average net
    assets                                      1.00%(d)
  Interest expense                                 --
  Total expenses                                1.00%(d)
  Net investment income/(loss)                 (0.38)%(d)
  Portfolio turnover rate                         49%
  Waiver/reimbursement                           1.02%

* Prior to October 2, 2006, Columbia Mid Cap Growth Fund, Variable Series was known as Columbia Marsico Mid Cap Growth Fund, Variable Series. Prior to May 1, 2006, Columbia Marsico Mid Cap Growth Fund, Variable Series was known as Nations Marsico MidCap Growth Portfolio.
** Effective October 2, 2006, the Fund's previously unnamed share class was redesignated as Class A shares.
(a) Per share net investment income/(loss) has been calculated using the average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Fund's investment adviser and/or its affiliates not reimbursed a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits had an impact of less than 0.01%, except for the years ended December 31, 2005 and 2006, which had an annualized impact of 0.04% and 0.03%, respectively.
(e) Amount rounds to less than 0.01%.

Hypothetical investment and expense information

The following supplemental hypothetical investment information provides additional information about the effect of the expenses of each Fund, including investment advisory fees and other Fund costs, on each Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class A shares of each Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is presented in the charts, and is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower.

COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES -- CLASS A SHARES

      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT        ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                                5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    ANNUAL FEES
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    & EXPENSES(1)
       1            5.00%              1.01%                3.99%             $10,399.00          $103.01
       2           10.25%              1.01%                8.14%             $10,813.92          $107.13
       3           15.76%              1.01%               12.45%             $11,245.40          $111.40
       4           21.55%              1.01%               16.94%             $11,694.09          $115.84
       5           27.63%              1.01%               21.61%             $12,160.68          $120.47
       6           34.01%              1.01%               26.46%             $12,645.89          $125.27
       7           40.71%              1.01%               31.50%             $13,150.46          $130.27
       8           47.75%              1.01%               36.75%             $13,675.17          $135.47
       9           55.13%              1.01%               42.21%             $14,220.81          $140.87
      10           62.89%              1.01%               47.88%             $14,788.22          $146.50



  TOTAL GAIN AFTER FEES & EXPENSES                                            $ 4,788.22
  TOTAL ANNUAL FEES & EXPENSES                                                                  $1,236.23

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA MARSICO FOCUSED EQUITIES FUND, VARIABLE SERIES -- CLASS A SHARES

      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT        ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                                5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    ANNUAL FEES
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    & EXPENSES(1)
       1            5.00%              1.05%                3.95%             $10,395.00          $107.07
       2           10.25%              1.05%                8.06%             $10,805.60          $111.30
       3           15.76%              1.05%               12.32%             $11,232.42          $115.70
       4           21.55%              1.05%               16.76%             $11,676.10          $120.27
       5           27.63%              1.05%               21.37%             $12,137.31          $125.02
       6           34.01%              1.05%               26.17%             $12,616.73          $129.96
       7           40.71%              1.05%               31.15%             $13,115.10          $135.09
       8           47.75%              1.05%               36.33%             $13,633.14          $140.43
       9           55.13%              1.05%               41.72%             $14,171.65          $145.98
      10           62.89%              1.05%               47.31%             $14,731.43          $151.74



  TOTAL GAIN AFTER FEES & EXPENSES                                            $ 4,731.43
  TOTAL ANNUAL FEES & EXPENSES                                                                  $1,282.56

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA MARSICO 21ST CENTURY FUND, VARIABLE SERIES -- CLASS A SHARES

      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT        ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                                5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    ANNUAL FEES
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    & EXPENSES(1)
       1            5.00%              1.10%                3.90%             $10,390.00          $112.15
       2           10.25%              1.45%                7.59%             $10,758.85          $153.33
       3           15.76%              1.45%               11.41%             $11,140.78          $158.77
       4           21.55%              1.45%               15.36%             $11,536.28          $164.41
       5           27.63%              1.45%               19.46%             $11,945.82          $170.25
       6           34.01%              1.45%               23.70%             $12,369.90          $176.29
       7           40.71%              1.45%               28.09%             $12,809.03          $182.55
       8           47.75%              1.45%               32.64%             $13,263.75          $189.03
       9           55.13%              1.45%               37.35%             $13,734.61          $195.74
      10           62.89%              1.45%               42.22%             $14,222.19          $202.69



  TOTAL GAIN AFTER FEES & EXPENSES                                            $ 4,222.19
  TOTAL ANNUAL FEES & EXPENSES                                                                  $1,705.21

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA MID CAP GROWTH FUND, VARIABLE SERIES -- CLASS A SHARES

      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT        ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                                5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    ANNUAL FEES
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    & EXPENSES(1)
       1            5.00%              1.04%                3.96%             $10,396.00          $106.06
       2           10.25%              1.04%                8.08%             $10,807.68          $110.26
       3           15.76%              1.04%               12.36%             $11,235.67          $114.63
       4           21.55%              1.04%               16.81%             $11,680.60          $119.16
       5           27.63%              1.04%               21.43%             $12,143.15          $123.88
       6           34.01%              1.04%               26.24%             $12,624.02          $128.79
       7           40.71%              1.04%               31.24%             $13,123.93          $133.89
       8           47.75%              1.04%               36.44%             $13,643.64          $139.19
       9           55.13%              1.04%               41.84%             $14,183.93          $144.70
      10           62.89%              1.04%               47.46%             $14,745.61          $150.43



  TOTAL GAIN AFTER FEES & EXPENSES                                            $ 4,745.61
  TOTAL ANNUAL FEES & EXPENSES                                                                  $1,270.99

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------

Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

ASSET-BACKED SECURITY -- a debt security that gives an investor an interest in a pool of assets that is collateralized or "backed" by one or more kinds of assets, including automobile loans or credit card receivables, generally issued by banks, credit card companies or other lenders. Asset-backed securities typically make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a domestic or U.S. branch of a foreign bank, including certificates of deposit, time deposits and bankers' acceptances.

BOND -- a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. An investor realizes a capital gain when it sells a security for more than it paid for it. An investor realizes a capital loss when it sells a security for less than it paid for it.

CASH EQUIVALENTS -- short-term, interest-bearing instruments which can easily be converted into cash, including U.S. government obligations, bank obligations, and certain asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investors Service, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).


COLLATERALIZED MORTGAGE OBLIGATION (CMO) -- a type of mortgage-backed security. CMO payment obligations are covered by interest and/or principal payments from a pool of mortgages. In addition, the underlying assets of a CMO are typically separated into classes, called tranches, based on maturity. Each tranche pays a different rate of interest. CMOs are not generally issued by the U.S. government, its agencies or instrumentalities.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows an investor to vote at shareholder meetings and to share in the company's profits by receiving dividends.

CONVERTIBLE DEBT -- a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

CONVERTIBLE SECURITY -- a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

CREDIT SUISSE HIGH YIELD INDEX -- an unmanaged trader-priced portfolio constructed to mirror the investable universe of the dollar-denominated high yield debt market. Issues must be publicly registered in the U.S. or issued under Rule 144A with registration rights. The index includes below investment grade, cash pay, zero-coupon, stepped-rate and pay-in-kind bonds with at least one year remaining to maturity. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

CROSSING NETWORKS -- an electronic system where anonymous parties can match buy and sell transactions. These transactions don't affect the market, and transaction costs are extremely low.

DEBT SECURITY -- a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

DEPOSITARY RECEIPTS -- evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

DERIVATIVES -- A derivative is a financial contract whose value is based upon, or "derived" from, an underlying financial asset (such as a stock or a bond), a commodity (such as gold), a market index (such as the S&P 500) or a reference rate (such as the prime lending interest rate). Examples of derivative instruments include futures, options, index-, equity-, commodity- and currency-linked securities, warrants and swap contracts. For a detailed description of the derivatives described here, see the SAI.

DIVERSIFIED -- A diversified fund, as defined by the 1940 Act, must have at least 75% of its total assets in cash and cash equivalents, government securities, securities of other investment companies, or other securities. For purposes of this calculation, the fund may not count securities of a single issuer that comprise more than 5% of the fund's assets.

DIVIDEND YIELD -- rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

DURATION -- a measure used to estimate how much a Fund's net asset value will fluctuate in response to a change in interest rates. For example, if interest rates rise by one percentage point, the share price of a fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the fund's share price would rise by about 5%.

EQUITY SECURITY -- an investment that gives an investor an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provides certain guarantees. The securities issued by the FHLMC are guaranteed as to timely payment of interest and the ultimate collection of principal only by the FHLMC and are not insured or guaranteed by the U.S. government.

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. FNMA is a congressionally chartered company, although neither its common stock nor the securities it issues are insured or guaranteed by the U.S. government. The securities issued by FNMA are guaranteed as to timely payment of both principal and interest only by FNMA.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

FOREIGN SECURITY -- a debt or equity security determined by a Fund's portfolio management team or portfolio manager(s) to be foreign based on an issuer's domicile, its principal place of business, the source of its revenues or other factors. An American Depository Receipt (ADR) may be considered a foreign security by a Fund's portfolio management team or portfolio manager(s).

FORWARD FOREIGN CURRENCY CONTRACTS -- a forward foreign currency contract includes an obligation to purchase or sell a foreign currency at a specified future date.

FORWARD PURCHASE AGREEMENT -- a contract obligating one party to buy and another party to sell an equity security, commodity, currency or other financial instrument at a specific future date.

FUNDAMENTAL ANALYSIS -- a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

FUTURES CONTRACT -- a contract to buy or sell underlying instruments at a specified price on a specified future date. The price is typically set through a futures exchange.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- a government-owned corporation that is considered an agency of the U.S. government. It guarantees, with the full faith and credit of the U.S. government, full and timely payment of all principal and interest on its mortgage-backed securities.

HIGH QUALITY -- includes municipal securities that are rated in the two highest short-term debt categories according to an NRSRO such as S&P or Moody's. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by a Fund's Board. Please see the SAI for more information about credit ratings.

HIGH YIELD DEBT SECURITY -- debt securities that, at the time of purchase, are rated "BB" or below by S&P or "Ba" or below by Moody's, or that are unrated and determined by the portfolio management team to be of comparable quality.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

INTEREST RATE SWAP -- an agreement between two parties to exchange periodic interest payments based on a predetermined principal amount.

INVESTMENT GRADE -- a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The portfolio management team may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.

LEHMAN BROTHERS U.S. AGGREGATE INDEX -- an unmanaged index of U.S. government agency and U.S. Treasury securities, investment grade corporate bonds and asset-, mortgage-, and commercial mortgage-backed securities. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term, high quality debt security. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

MORTGAGE-BACKED SECURITY OR MORTGAGE-RELATED SECURITY -- a debt security that gives you an interest in, and is backed by, a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities typically make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

MSCI EAFE INDEX -- an unmanaged free float-adjusted market capitalization index that measures developed market equity performance, excluding the U.S. and Canada. The index includes Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public or private projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from municipal securities that pay for "public" projects and services is exempt from federal income taxes and is generally exempt from state taxes if an investor lives in the state that issued the security. If an investor lives in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's.

OPTIONS -- An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

OVER-THE-COUNTER MARKET -- a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

PREFERRED STOCK -- a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors. Ownership of preferred stock typically does not come with certain voting rights that come with common stock.

PRICE-TO-EARNINGS RATIO (P/E RATIO) -- the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

PRIVATE PLACEMENT -- a private placement is the sale of stocks, bonds or other investments directly to a qualified investor without having to register the offering with the SEC or other comparable foreign regulatory authorities. Qualified investors are typically large institutional investors or high net worth individuals. Securities acquired through private placements generally may not be resold.

QUANTITATIVE ANALYSIS -- an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

REAL ESTATE INVESTMENT TRUST (REIT) -- a portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests. A REIT is a tax-advantaged entity whose assets are composed primarily of such investments.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price. Reverse repurchase agreements are, in effect, loans to a fund.

RIGHT -- a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

RUSSELL 1000(R) INDEX -- an unmanaged index that measures the performance of the largest 1,000 U.S. companies and represents approximately 90% of the U.S. equity market. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 1000(R) VALUE INDEX -- an unmanaged index that measures the performance of those securities in the Russell 1000(R) Index with lower price-to-book ratios and forecasted growth rates. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 2000(R) INDEX -- an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and represents approximately 8% of the U.S. equity market. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 2000(R) GROWTH INDEX -- an unmanaged index that measures the performance of those securities in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth rates. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 3000(R) INDEX -- an unmanaged index that measures the performance of the 3,000 largest U.S. securities based on total market capitalization, and represents approximately 98% of the investable U.S. equity market. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL MIDCAP(R) GROWTH INDEX -- an unmanaged index that measures the performance of those securities in the Russell MidCap(R) Index with higher price-to-book ratios and forecasted growth values. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL MIDCAP(R) INDEX -- an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index and represents approximately 24% of the U.S. equity market. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P 500 INDEX(1) -- an unmanaged index of 500 widely held common stocks. The S&P covers 80% of the U.S. market and encompasses more than 100 different industry groups. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

SENIOR SECURITY -- a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

TOTAL RETURN SWAP -- an agreement between two parties to exchange periodic interest payments for the total return of an equity or fixed income instrument.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

WARRANT -- a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

ZERO-COUPON BOND -- a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return.

(1)"Standard and Poor's", "S&P", "S&P 500", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Adviser. The Portfolios are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the Portfolios.

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                      (THIS PAGE INTENTIONALLY LEFT BLANK)


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                      (THIS PAGE INTENTIONALLY LEFT BLANK)

COLUMBIA MANAGEMENT.

Where to find more information

The Funds of Columbia Funds Variable Insurance Trust I are available only to the owners of variable annuity contracts and/or variable life insurance policies issued by leading life insurance companies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the Funds. You'll find more information about the Funds of Columbia Funds Variable Insurance Trust I in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting the life insurance company that issued your variable annuity contract and/or variable life insurance policy, or by contacting Columbia Management Services, Inc. as follows:

By telephone:
1.800.345.6611

By mail:
COLUMBIA MANAGEMENT SERVICES, INC.
P.O. BOX 8081
BOSTON, MA 02266-8081

The annual and semi-annual reports and the SAI are not available on an Internet site because Columbia Management does not maintain an Internet site for the Funds of Columbia Funds Variable Insurance Trust I, which are available only through variable annuity contracts and/or variable life insurance policies issued by leading life insurance companies.

Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.551.8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

SEC file number: 811-08481
Columbia Funds Variable Insurance Trust I

COLUMBIA MANAGEMENT.

Columbia Funds Variable Insurance Trust I
Prospectus - Class A Shares
May 1, 2007

CORPORATE BOND FUND

Columbia High Yield Fund, Variable Series

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.

ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NOT FDIC-INSURED    NOT BANK ISSUED

   NOT BANK
  GUARANTEED        MAY LOSE VALUE

AN OVERVIEW OF THE FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.





 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 28.


YOUR INVESTMENT IN A FUND IS NOT A BANK DEPOSIT OR OTHER OBLIGATION OF, OR ISSUED OR ENDORSED OR GUARANTEED BY, BANK OF AMERICA, N.A. (BANK OF AMERICA) OR ANY OF ITS AFFILIATES. YOUR INVESTMENT IN A FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.


AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUND AND MAY BE COMPENSATED IN CONNECTION WITH THE SALE OF THE FUND.


YOUR INVESTMENT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL INVESTED. YOUR INVESTMENT MAY LOSE MONEY.

--------------------------------------------------------------------------------


This booklet, which is called a prospectus, tells you about one of the Funds of Columbia Funds Variable Insurance Trust I. The Fund is an underlying investment vehicle for certain variable annuity contracts and/or variable life insurance policies issued by leading life insurance companies. Please read this prospectus carefully, because it contains information that's designed to help you make informed investment decisions.



This prospectus offers Class A shares of the Fund. Class A shares have their fees and other features. The Fund also offers Class B shares, which have different fees, and which you may eligible to purchase. Please contact your investment professional for more information regarding the share classes offered by the Funds of Columbia Funds Variable Insurance Trust I.



ABOUT THE FUND



The Fund is diversified.



The Fund, like all Corporate Bond Funds, focuses on the potential to earn income by investing primarily in fixed income securities. The Fund is a high yield bond fund that focuses on the potential to earn income by investing primarily in high yield debt securities, which are often referred to as "junk bonds". High yield bond funds offer the opportunity for higher levels of income than other corporate bond funds.



High yield debt securities, like all fixed income securities, have the potential to increase in value because when interest rates fall, the value of these securities tends to rise. When interest rates rise, however, the value of these securities tends to fall. Other things can also affect the value of high yield debt securities, most importantly credit risk. High yield debt securities are generally more sensitive to credit risk than other types of fixed income securities.


In every case, there's a risk that you'll lose money or that you may not earn as much as you expect.

CHOOSING THE RIGHT FUND FOR YOU

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.


The Fund, like all Corporate Bond Funds, focuses on the potential to earn income. It may be suitable for you if:


  - you're looking for income;

  - you want to diversify your existing portfolio; or

  - you have longer-term investment goals.

It may not be suitable for you if:

  - you're not prepared to accept or are unable to bear the risks associated with fixed income securities, particularly high yield debt securities; or

  - you're seeking preservation of capital and stability of share price.


You'll find a discussion of the Fund's investment objective, principal investment strategies and risks in the description that starts on page 5.


FOR MORE INFORMATION


If you have any questions about the Fund, please contact your investment professional.



You'll find more information about the Fund in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------


About the Fund

(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC


COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO THE FUND. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF THE FUND. THE ADVISER AND COLUMBIA FUNDS HAVE ENGAGED A SUB-ADVISER THAT IS RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.






 YOU'LL FIND MORE ABOUT THE ADVISER AND SUB-ADVISER STARTING ON PAGE 13.


--------------------------------------------------------------------------------



COLUMBIA HIGH YIELD FUND, VARIABLE SERIES                        5
Sub-adviser: MacKay Shields LLC
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     10
------------------------------------------------------------------
HOW THE FUND IS MANAGED                                         13


About your investment

(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and transferring shares                       16
  Financial intermediary payments                               20
  Distributions and taxes                                       21
  Legal matters                                                 22
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            24
------------------------------------------------------------------
HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION                 26
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   28
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES


--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

THE ADVISER IS THE FUND'S INVESTMENT ADVISER AND MACKAY SHIELDS LLC (MACKAY SHIELDS) IS ITS SUB-ADVISER. MACKAY SHIELDS' HIGH YIELD PORTFOLIO MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.





 YOU'LL FIND MORE ABOUT MACKAY SHIELDS AND ITS HIGH YIELD PORTFOLIO MANAGEMENT TEAM STARTING ON PAGE 14.


HIGH YIELD DEBT SECURITIES

THE FUND INVESTS PRIMARILY IN HIGH YIELD DEBT SECURITIES, WHICH ARE OFTEN REFERRED TO AS "JUNK BONDS." HIGH YIELD DEBT SECURITIES OFFER THE POTENTIAL FOR HIGHER INCOME THAN OTHER KINDS OF DEBT SECURITIES WITH SIMILAR MATURITIES, BUT THEY ALSO HAVE HIGHER CREDIT RISK.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks maximum income by investing in a diversified portfolio of high yield debt securities.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   Under normal circumstances, the Fund will invest at least 80% of its assets in domestic and foreign corporate high yield debt securities. These securities are not rated investment grade, but generally will be rated "BB" or "B" by Standard
                   & Poor's Corporation. The portfolio management team may choose unrated securities if it believes they are of comparable quality at the time of investment. The Fund is not managed to a specific duration. Its duration will generally track the Credit Suisse High Yield Index.

The Fund invests primarily in:

  - domestic corporate high yield debt securities, including private placements;

  - U.S. dollar-denominated foreign corporate high yield debt securities, including private placements;

  - zero-coupon bonds;

  - U.S. government obligations; and

  - equity securities (up to 20% of its assets), which may include convertible securities.

When selecting investments for the Fund, the portfolio management team:

  - focuses on individual security selection ("bottom-up" analysis);

  - uses fundamental credit analysis;

  - emphasizes current income while attempting to minimize risk to principal;

  - seeks to identify a catalyst for capital appreciation such as an operational or financial restructuring; and

  - tries to manage risk by diversifying the Fund's investments across securities of many different issuers.

The portfolio management team may sell a security when its market price rises above the target price the team has set, when it believes there has been a deterioration in an issuer's fundamentals, such as earnings, sales or management, or an issuer's credit quality, or to maintain portfolio diversification, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THE FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia High Yield Fund, Variable Series has the following principal risks:

      - INVESTMENT STRATEGY RISK -- There is a risk that the value of the investments that the portfolio management team chooses will not rise as high as the team expects, or will fall.

      - CREDIT RISK -- The types of securities in which the Fund typically invests are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.

      - CHANGING DISTRIBUTION LEVELS -- The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      - INTEREST RATE RISK -- The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      - LIQUIDITY RISK -- There is a risk that a security held by the Fund cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

      - FOREIGN INVESTMENT RISK -- Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund's Class A shares have performed in the past, and can help you understand the risks of investing in the
                   Fund. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE
                   FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR

      The bar chart shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2001     2002     2003     2004     2005     2006
               ----     ----     ----     ----     ----     ----
               8.32%    2.18%   31.20%   11.40%    2.15%   11.25%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 2ND QUARTER 2003:          10.75%
         WORST: 3RD QUARTER 2002:         -5.88%


--------------------------------------------------------------------------------

THE RETURNS SHOWN FOR THE INDEX DO NOT REFLECT FEES, BROKERAGE COMMISSIONS OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------


      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006

      The table shows the Fund's Class A shares' average annual total return for each period, compared with the Credit Suisse High Yield Index, a broad-based index that tracks the performance of high yield bonds. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                                                                            LIFE OF
                                                         1 YEAR   5 YEARS    FUND*
         CLASS A SHARES                                  11.25%   11.16%     8.92%



         CREDIT SUISSE HIGH YIELD INDEX (REFLECTS NO
           DEDUCTIONS FOR FEES OR EXPENSES)              11.91%   11.07%     8.59%

      *THE INCEPTION DATE OF THE FUND'S CLASS A SHARES IS JULY 7, 2000. THE
       RETURN FOR THE INDEX SHOWN IS FROM JUNE 30, 2000.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND MAY INCUR SIGNIFICANT TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold
                   Class A shares of the Fund. You will also incur fees and expenses associated with your variable annuity contract and/or life insurance policy. This table does not include fees and expenses imposed under your annuity contract and/or life insurance policy. If the table included these fees and expenses, the figures shown below would be higher. You will find details about these fees and expenses in the prospectus that describes your annuity contract and/or life insurance policy. Additional hypothetical fee and expense information can be found in the section HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION.

         SHAREHOLDER FEES                                             CLASS A
         (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     SHARES
         Maximum sales charge (load) imposed on purchases               N/A



         Maximum deferred sales charge (load)                           N/A



         ANNUAL FUND OPERATING EXPENSES



         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                            0.78%



         Distribution (12b-1) and/or shareholder servicing
           fees(2)                                                     0.00%



         Other expenses                                                0.09%
                                                                        ---------



         Total annual Fund operating expenses                          0.87%



         Fee waivers and/or reimbursements                             0.27%
                                                                        ---------



         Total net expenses(3)                                         0.60%
                                                                        =========




      (1)The Fund pays an investment advisory fee of 0.55% and an administration fee of 0.23% of the Fund's average daily assets.

      (2)Prior to April 30, 2006, Class A shares were subject to shareholder servicing and distribution fees at the annual rate of 0.25% of the Fund's average daily net assets. The Fund's distributor waived 100% of the shareholder servicing and distribution fees for Class A shares.

      (3)The Fund's investment adviser has contractually agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual Fund operating expenses (exclusive of distribution and shareholder servicing fees and interest) do not exceed 0.60% annually through April 30, 2008. There is no guarantee that these waivers and/or limitations will continue after April 30, 2008.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE

      This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not take into account fees and expenses imposed under your variable annuity contract and/or life insurance policy. If the example included these fees and expenses, the figures shown below would be higher.

      This example assumes:

        - you invest $10,000 in Class A shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.

        - you reinvest all dividends and distributions in the Fund.

        - your investment has a 5% return each year.

        - the Fund's operating expenses remain the same as shown in the table above.

        - the waivers and/or reimbursements shown above expire April 30, 2008 and are not reflected in the 3, 5 and 10 year examples.

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS A SHARES                          $61      $251      $456      $1,048

Other important information
(LINE GRAPH GRAPHIC)


You'll find specific information about the Fund's investment objective, principal investment strategies and risks in the description that starts on page
5. The following are some other risks and information you should consider before you invest:



      - Columbia Funds Variable Insurance Trust I (formerly known as Nations Separate Account Trust) has obtained exemptive relief from the SEC relating to the sale of shares to life insurance companies and qualified plans. Accordingly, the Fund may be made available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as directly to qualified plans and certain other permitted persons. Due to differences in tax treatment and other considerations, the interests of various contract owners participating in Columbia Funds Variable Insurance Trust I and the interests of qualified plans investing in Columbia Funds Variable Insurance Trust I may conflict. Columbia Funds Variable Insurance Trust I currently does not foresee any disadvantages to shareholders arising from these potential conflicts of interest. Nevertheless, the Board of Trustees of Columbia Funds Variable Insurance Trust I (the Board) intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts.



      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of the Fund can be changed without shareholder approval. The 80% Policy of the Fund may be changed without shareholder approval by giving shareholders at least 60 days' notice.


      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.


        Although no such change is currently planned, the Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If the Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - HOLDING OTHER KINDS OF INVESTMENTS -- A Fund may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information. The portfolio managers or portfolio management team can also choose not to invest in specific securities described in this prospectus and in the SAI.


      - INVESTMENT IN COLUMBIA MONEY MARKET FUNDS -- To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest their assets in Columbia Money Market Funds. The Adviser and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly. The Adviser may waive fees which it is entitled to receive from either the Columbia Money Market Funds or the Fund.


      - FOREIGN INVESTMENT RISK -- Funds that invest in foreign securities may be affected by changes in currency exchange rates and the costs of converting currencies; foreign government controls on foreign investment, repatriation of capital, and currency and exchange; foreign taxes, including potentially confiscatory levels of taxation and withholding; inadequate supervision and regulation of some foreign markets; difficulty selling some investments which may increase volatility; different settlement practices or delayed settlements in some markets; difficulty getting complete or accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic or social instability; and difficulty enforcing legal rights outside the U.S. If a Fund invests in emerging markets there may be other risks involved, such as those of immature economies and less developed and more thinly traded securities markets.


      - INVESTING DEFENSIVELY -- The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.



      - SECURITIES LENDING PROGRAM -- The Fund may lend portfolio securities to approved broker-dealers or other financial institutions on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker-dealers or other financial institutions involved in the loans may be affiliates of Bank of America.



      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to the Fund, including investment advisory, investment sub-advisory, distribution, administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Fund. Bank of America or its affiliates may also serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO TRANSACTION COSTS -- The Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for a Fund and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to a Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transaction costs are not.



      - PORTFOLIO HOLDINGS DISCLOSURE -- A description of the Fund's policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.



      - PORTFOLIO TURNOVER -- A Fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can mean higher brokerage and other transaction costs, which could reduce the Fund's returns. The Fund generally buys securities for capital appreciation, investment income, or both, and don't engage in frequent trading. You'll find the portfolio turnover rates for the Fund in FINANCIAL HIGHLIGHTS.

How the Fund is managed


(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


INVESTMENT ADVISER


The Adviser is the investment adviser to over 100 mutual fund portfolios in the Columbia Funds Family, including the Fund of Columbia Funds Variable Insurance Trust I offered by this prospectus. Columbia Funds Variable Insurance Trust I is a series of mutual funds that provides underlying investment alternatives for certain variable annuity contracts and/or variable life insurance policies.


The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities and money market instruments.

Currently managing more than $312 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.


Columbia Funds Variable Insurance Trust I pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The Adviser uses part of this money to pay the investment sub-adviser for the services it provides to the Fund.



A discussion regarding the basis for the Board's approval of the investment advisory agreement with the Adviser and the sub-adviser, is available in the Fund's annual report to shareholders for the fiscal year ended December 31.



The Adviser has agreed to waive fees and/or reimburse expenses for the Fund. You'll find a discussion of any waiver and/or reimbursement in the Fund description. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses.


The following chart shows the maximum advisory fees the Adviser can receive, along with the actual advisory fees the Adviser and/or an affiliate received during the Funds' last fiscal year, after waivers and/or reimbursements.

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS



                                                              MAXIMUM    ACTUAL FEE
                                                              ADVISORY    PAID LAST
                                                                FEE      FISCAL YEAR
  COLUMBIA HIGH YIELD FUND, VARIABLE SERIES                    0.55%        0.55%

INVESTMENT SUB-ADVISER



Columbia Funds and the Adviser engage an investment sub-adviser to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-adviser and evaluates the Fund's needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that a Fund:


  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.


Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Fund have applied for relief from the SEC to permit the Funds to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or the Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Funds obtain the relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.



Information about the Fund's sub-adviser and the portfolio managers of the sub-adviser that are responsible for the day-to-day investment decisions for the Fund is provided below. The SAI provides additional information about the compensation of these portfolio managers, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.


--------------------------------------------------------------------------------


MACKAY SHIELDS LLC


9 WEST 57TH STREET
NEW YORK, NEW YORK 10019

--------------------------------------------------------------------------------


MACKAY SHIELDS LLC

Founded in 1938, MacKay Shields is an independently-managed, wholly-owned subsidiary of New York Life Insurance Company. MacKay Shields currently has approximately $40 billion in assets under management.


MacKay Shields' High Yield Portfolio Management Team is responsible for making the day-to-day decisions for Columbia High Yield Fund, Variable Series. J. Matthew Philo is the lead portfolio manager responsible for making the day-to-day investment management decisions for the Fund.

J. MATTHEW PHILO, CFA Matt Philo is a Senior Managing Director of MacKay Shields and is a Portfolio Manager/Research Analyst on the High Yield Portfolio Management Team. Mr. Philo was promoted to Senior Managing Director in the fourth quarter of 2004 and promoted to Managing Director in the first quarter of 2000. Mr. Philo joined MacKay Shields in 1996 from Thorsell, Parker Partners Inc. where he was an analyst and portfolio manager focusing on mid-cap companies. He was previously with Moran Asset Management as an equity portfolio manager and analyst. Mr. Philo became a holder of the Chartered Financial Analyst designation in 1993. He received a BA in Economics from the State University of New York at Albany and a MBA in Finance from New York University. Mr. Philo has been in the investment management and research industry since 1984.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

--------------------------------------------------------------------------------


OTHER SERVICE PROVIDERS


The Fund is distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer, and an indirect, wholly-owned subsidiary of Bank of America Corporation. The Distributor may receive fees for the distribution services it provides to the Fund. The Distributor may also pay commissions and distribution (12b-1) fees, and/or other compensation to companies for selling shares and providing services to investors.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------



Columbia Management Advisors, LLC is the administrator of the Fund (Administrator) and is responsible for overseeing the administrative operations of the Fund. The Fund pays the Administrator a fee of 0.23% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Fund and is paid monthly.



--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------



Columbia Management Services, Inc. is the transfer agent for the Fund's shares (Transfer Agent) and is an indirect, wholly-owned subsidiary of Bank of America Corporation. Its responsibilities include transaction processing, calculating and paying distributions and keeping account records.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and transferring shares
(DOLLAR SIGN GRAPHIC)

--------------------------------------------------------------------------------


WE'VE USED THE TERM INVESTMENT PROFESSIONAL TO REFER TO THE PERSON WHO HAS ASSISTED YOU WITH BUYING SHARES OF THE FUND. SELLING AGENT OR SERVICING AGENT MEANS THE COMPANY THAT EMPLOYS YOUR INVESTMENT PROFESSIONAL. SELLING AGENTS INCLUDE BANKS, BROKERAGE FIRMS, MUTUAL FUND DEALERS, PARTICIPATING LIFE INSURANCE COMPANIES, AND OTHER FINANCIAL INSTITUTIONS, INCLUDING AFFILIATES OF BANK OF AMERICA.


WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------



The Funds of Columbia Funds Variable Insurance Trust I are available only to owners of variable annuity contracts and/or variable life insurance policies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the Funds.



SHORT-TERM TRADING ACTIVITY AND MARKET TIMING -- The interests of a Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Fund is not intended as a vehicle for market timing. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the Fund to implement their market timing strategies. Columbia Funds' Board has adopted policies and procedures with respect to market timing activity as discussed below.

Market timing may negatively impact long-term performance of a Fund by requiring it to maintain a larger percentage of assets in cash or to liquidate portfolio holdings at a disadvantageous time. Market timing could increase a Fund's expenses through increased trading and transaction costs, forced and unplanned portfolio turnover, and large asset fluctuations that could diminish a Fund's ability to provide the maximum investment return to all participants. Certain Funds may be more susceptible to these negative effects of market timing. For example, Funds that invest principally in foreign securities may be more susceptible to arbitrage opportunities resulting from mispricing due to time zone differences among international financial markets. Market timers seek potential price differentials that may occur with securities that trade in a different time zone. Funds that invest principally in small- and mid-capitalization securities may be more susceptible to arbitrage opportunities due to the less liquid nature of smaller company securities. Fair value pricing may reduce these arbitrage opportunities.

Shares of the Fund are held through insurance company separate accounts. Accordingly, essentially all purchase, redemption, and transfer orders are received through omnibus accounts, in which shares are held in the name of an insurance company on behalf of multiple variable product owners. Transaction requests submitted to the Fund reflect the netting of transactions of multiple variable product owners whose individual transactions are not disclosed to the Fund. Therefore, Columbia Funds typically is not able to identify trading by a particular variable product owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing.

Columbia Funds, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, Columbia Funds monitors each separate account's daily purchase and redemption orders, which reflect the aggregate and net result of all purchase, redemption, and transfer activity of all variable product owners in that separate account. If Columbia Funds detects that a separate account has conducted two "round trips" (as defined below) in a Fund that are deemed material by Columbia Funds in any 28-day period or if, in the opinion of Columbia Funds, the separate account's prior history may be consistent with a pattern of market timing by variable product owners, Columbia Funds will request that the insurance company research the source of the activity and determine whether a particular variable product owner is engaging in market timing in violation of Columbia Funds' policy. If an insurance company determines that a variable product owner has conducted two round trips that are deemed material by Columbia Funds in any 28-day period, Columbia Funds will generally require rejection of such variable product owner's future purchase orders, including transfer purchase orders, involving any Fund. In addition, if Columbia Funds determines that any variable product owner or separate account has engaged in any type of market timing activity (independent of the two-round trip limit) Columbia Funds may, in its discretion, reject future purchase orders, involving the same or any other Fund. In any event, Columbia Funds also retains the right to reject any order to buy or transfer shares and also retains the right to modify these market timing policies at any time without prior notice to shareholders. The right to redeem shares of a Fund is not affected by any of these limits.

For these purposes, a "round trip" is a purchase by any means into a Fund followed by a redemption, of any amount, by any means out of the same Fund. Under this definition, a transfer into a Fund followed by a transfer out of the same Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an insurance company, adviser, selling agent or trust department, generally will not be considered to be under common ownership or control. The two round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

These policies will be applied uniformly to all insurance companies. However, there is no assurance that the insurance company will investigate trading activity at the request of Columbia Funds, stop activity that proves to be against Columbia Funds' policies or implement Columbia Funds' market timing policies and practices. Columbia Funds must rely, in large part, on the rights, ability, and willingness of insurance companies to detect and deter market timing. Columbia Funds' policies are separate from, and in addition to, any policies and procedures adopted by an insurance company relating to variable product owner transactions. Certain insurance companies have different policies regarding monitoring and restricting market timing in the underlying variable product owner accounts that they maintain through an omnibus account that may be more or less restrictive than Columbia Funds' practices. For example, the terms and conditions of certain existing insurance contracts between an insurance company and a variable product owner may limit the ability of the insurance company to address frequent trading activity by the variable product owner. If the policy of an insurance company is to follow the market timing policy of the underlying investment options, then the policies and practices of the Columbia Funds discussed herein will be implemented by such insurance company. The prospectus that describes your annuity contract and/or life insurance policy will contain a description of the insurance company's policies and procedures, if any, with respect to market timing. Columbia Funds reserves the right, but does not have the obligation, to reject purchase orders from, or to stop or limit the offering of shares to, insurance company separate accounts. In addition, Columbia Funds reserves the right to remove any insurance company from its platform that does not cooperate with a Fund's effort to deter market timing.

The practices and policies described above are intended to deter and curtail market timing in the Columbia Funds. However, there can be no assurance that either Columbia Funds' or the insurance companies' policies and procedures, individually or collectively, will be totally effective in this regard because of various factors. Consequently, there is the risk that Columbia Funds may not be able to do anything in response to market timing that occurs in a Fund which may result in certain variable product owners being able to market time a Fund while the other variable product owners in that Fund bear the burden of such activities.

Columbia Funds seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither Columbia Funds nor its agents shall be held liable for any loss resulting from rejected purchase orders or transfers.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. A BUSINESS DAY ENDS AT THE CLOSE OF REGULAR TRADING ON THE NYSE, USUALLY AT 4:00 P.M. EASTERN TIME. IF THE NYSE CLOSES EARLY, THE BUSINESS DAY ENDS AS OF THE TIME THE NYSE CLOSES.

THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


HOW SHARES ARE PRICED

All transactions are based on the price of a Fund's shares -- or its net asset value per share.


We calculate net asset value per share for the Fund at the end of each business day. First, we calculate the net asset value for the Fund by determining the value of the Fund's assets and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors hold in the Fund.



Shares of the Fund are generally purchased and redeemed at the net asset value per share next determined after your order is received. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for details.


VALUING SECURITIES IN A FUND


The value of a Fund's shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in a Fund. If a market price isn't readily available, we will base the price of the security on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities which may be subject to fair valuation include, but are not limited to: (1) restricted securities for which a pricing service is unable to provide a market price; (2) securities whose trading has been formally suspended; (3) debt securities that have gone into default and for which there is no current market quotation; and
(4) a security whose market price is not available from a pre-established pricing service. In addition, the Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund's share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. We use various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a market price is readily available and, if not, what the security's fair value is.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Columbia Funds has retained an independent fair value pricing service to assist in the fair valuation process for Funds that primarily invest in international securities. Because of the judgment involved in fair value decisions, there can be no assurance that the value ascribed to a particular security is accurate. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Fund could change on days when Fund shares cannot be bought or sold.

Financial intermediary payments
(PERCENT SIGN GRAPHIC)


The Distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.10% and 0.40% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary. The Distributor or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.


The Distributor or its affiliates may make other payments or allow promotional incentives to financial intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.


Amounts paid by the Distributor or its affiliates are paid out of the Distributor's or its affiliates' own resources and do not increase the amount paid by you or your Fund. You can find further details about the payments made by the Distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor or its affiliates has agreed to make marketing support payments in the SAI, which can be obtained by calling 1.800.345.6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Distributor and its affiliates and any services your financial intermediary provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial adviser and review carefully any disclosure by the financial intermediary as to compensation received by your financial adviser.

Distributions and taxes

(TAXES GRAPHIC)

ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.


A mutual fund is generally not subject to federal income tax as long as it distributes its net investment income and net realized capital gain, if any, to its shareholders. The Fund intends to pay out a sufficient amount of their income and capital gain, if any, to shareholders so the Fund won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.



The Fund distributes any net realized capital gain at least once a year. Normally, the Fund declares and pays distributions of net investment income annually. The Fund may, however, declare and pay distributions of net investment income more frequently. Zero coupon bonds generate income each year to an investing Fund without generating cash for distributions. A Fund may be required to prematurely sell investments to make distributions or pay for redemptions.


Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day before the distribution is declared. Shares are eligible to receive net investment income and net realized capital gain distributions from the trade date of the purchase up to and including the day before the shares are sold.

Each time a distribution is made, the net asset value per share of the Fund is reduced by the amount of the distribution. We'll automatically reinvest distributions in additional shares of the same Fund.

--------------------------------------------------------------------------------


THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUND. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.





 FOR MORE INFORMATION ABOUT FEDERAL INCOME TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT


Shares of the Fund are only offered to you through a variable annuity contract and/or variable life insurance policy of a participating insurance company. You should review the prospectus and other information provided to you by your participating insurance company regarding the federal income taxation of your variable annuity contract and/or variable life insurance policy. As discussed in the prospectus for your variable annuity contract or variable life insurance policy, your contract or policy may qualify for favorable tax treatment.



As long as your variable annuity contract or variable life insurance policy maintains favorable tax treatment, you will only be taxed on your investment in a Fund through such contract or policy, even if you sell Fund shares or receive the Fund's distributions. In order to qualify for such treatment, among other things, the "separate accounts" of participating insurance companies, which maintain and invest net proceeds from the variable annuity contracts and variable life insurance policies, must be "adequately diversified." The Fund intends to operate in such a manner so that a separate account investing in Fund shares on behalf of a holder of a variable annuity contract or variable life insurance policy will be "adequately diversified."

Legal matters

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things,
(1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

CIVIL LITIGATION

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action -- Mehta v. AIG Sun America Life Assurance Company -- involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. Plaintiffs have appealed the decision dismissing this action to the Court of Appeals for the Eighth Circuit. This appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

Financial highlights
(DOLLAR SIGN GRAPHIC)


The financial highlights table is designed to help you understand how the Fund's Class A shares have performed for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses associated with the annuity contract or life insurance policy which, if reflected, would reduce the total returns for all periods shown.



This financial information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund's financial statements, is included in the Fund's annual report. Columbia Funds Variable Insurance Trust I's financial statements are incorporated by reference into the SAI. Please see the back cover of this prospectus to find out how you can get a copy of the SAI.

COLUMBIA HIGH YIELD FUND,VARIABLE SERIES*


FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                               12/31/06            12/31/05            12/31/04            12/31/03
  CLASS A SHARES**
  Net asset value, beginning of year            $10.72              $10.54              $10.41              $8.45
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(a)                0.76                0.70                0.72                0.81
  Net realized and unrealized gain/(loss)
    on investments and foreign currency          0.42               (0.47)               0.46                1.83
  Net increase/(decrease) in net asset
    value from operations                        1.18                0.23                1.18                2.64
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.28)              (0.02)              (0.69)              (0.67)
  Distributions from net realized capital
    gains                                       (0.10)              (0.03)              (0.36)              (0.01)
  Total dividends and distributions             (0.38)              (0.05)              (1.05)              (0.68)
  Net asset value, end of year                  $11.52              $10.72              $10.54              $10.41
  TOTAL RETURN(B)                             11.25%(c)            2.15%(c)           11.40%(c)           31.20%(c)
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)           $99,836             $96,350             $98,411             $80,317
  Operating expenses                           0.70%(d)            0.97%(d)            0.95%(d)            0.96%(d)
  Interest expense                              --%(e)                --                  --                  --
  Total expenses                               0.70%(d)            0.97%(d)            0.95%(d)            0.96%(d)
  Net investment income/(loss)                  6.89%               6.65%               6.71%               8.18%
  Portfolio turnover rate                        80%                 44%                 43%                 43%
  Waiver/reimbursement                          0.25%               0.25%               0.25%               0.27%

                                               YEAR ENDED
                                                12/31/02
  CLASS A SHARES**
  Net asset value, beginning of year             $8.87
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(a)                 0.80
  Net realized and unrealized gain/(loss)
    on investments and foreign currency          (0.61)
  Net increase/(decrease) in net asset
    value from operations                         0.19
  LESS DISTRIBUTIONS:
  Dividends from net investment income           (0.61)
  Distributions from net realized capital
    gains                                          --
  Total dividends and distributions              (0.61)
  Net asset value, end of year                   $8.45
  TOTAL RETURN(B)                               2.18%(c)
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)            $35,354
  Operating expenses                            1.00%(d)
  Interest expense                                 --
  Total expenses                                1.00%(d)
  Net investment income/(loss)                   9.19%
  Portfolio turnover rate                         62%
  Waiver/reimbursement                           0.44%

* Prior to May 1, 2006, Columbia High Yield Fund, Variable Series was known as Nations High Yield Bond Portfolio.
** Effective May 1, 2006, the Fund's previously unnamed share class was redesignated as Class A shares.
(a) Per share net investment income/(loss) has been calculated using the average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Fund's investment adviser and/or its affiliates not reimbursed a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits had an impact of less than 0.01%.
(e) Amount rounds to less than 0.01%.

Hypothetical investment and expense information


The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class A shares of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the charts, and is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower.

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES -- CLASS A SHARES


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT        ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                                5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    ANNUAL FEES
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    & EXPENSES(1)
       1            5.00%              0.60%                4.40%             $10,440.00           $61.32
       2           10.25%              0.87%                8.71%             $10,871.17           $92.70
       3           15.76%              0.87%               13.20%             $11,320.15           $96.53
       4           21.55%              0.87%               17.88%             $11,787.67          $100.52
       5           27.63%              0.87%               22.75%             $12,274.50          $104.67
       6           34.01%              0.87%               27.81%             $12,781.44          $108.99
       7           40.71%              0.87%               33.09%             $13,309.32          $113.49
       8           47.75%              0.87%               38.59%             $13,858.99          $118.18
       9           55.13%              0.87%               44.31%             $14,431.37          $123.06
      10           62.89%              0.87%               50.27%             $15,027.38          $128.15



  TOTAL GAIN AFTER FEES & EXPENSES                                            $ 5,027.38
  TOTAL ANNUAL FEES & EXPENSES                                                                  $1,047.61

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------

Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

ASSET-BACKED SECURITY -- a debt security that gives an investor an interest in a pool of assets that is collateralized or "backed" by one or more kinds of assets, including automobile loans or credit card receivables, generally issued by banks, credit card companies or other lenders. Asset-backed securities typically make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a domestic or U.S. branch of a foreign bank, including certificates of deposit, time deposits and bankers' acceptances.

BOND -- a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. An investor realizes a capital gain when it sells a security for more than it paid for it. An investor realizes a capital loss when it sells a security for less than it paid for it.

CASH EQUIVALENTS -- short-term, interest-bearing instruments which can easily be converted into cash, including U.S. government obligations, bank obligations, and certain asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investors Service, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).


COLLATERALIZED MORTGAGE OBLIGATION (CMO) -- a type of mortgage-backed security. CMO payment obligations are covered by interest and/or principal payments from a pool of mortgages. In addition, the underlying assets of a CMO are typically separated into classes, called tranches, based on maturity. Each tranche pays a different rate of interest. CMOs are not generally issued by the U.S. government, its agencies or instrumentalities.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows an investor to vote at shareholder meetings and to share in the company's profits by receiving dividends.

CONVERTIBLE DEBT -- a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

CONVERTIBLE SECURITY -- a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

CREDIT SUISSE HIGH YIELD INDEX -- an unmanaged trader-priced portfolio constructed to mirror the investable universe of the dollar-denominated high yield debt market. Issues must be publicly registered in the U.S. or issued under Rule 144A with registration rights. The index includes below investment grade, cash pay, zero-coupon, stepped-rate and pay-in-kind bonds with at least one year remaining to maturity. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

CROSSING NETWORKS -- an electronic system where anonymous parties can match buy and sell transactions. These transactions don't affect the market, and transaction costs are extremely low.

DEBT SECURITY -- a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

DEPOSITARY RECEIPTS -- evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

DERIVATIVES -- A derivative is a financial contract whose value is based upon, or "derived" from, an underlying financial asset (such as a stock or a bond), a commodity (such as gold), a market index (such as the S&P 500) or a reference rate (such as the prime lending interest rate). Examples of derivative instruments include futures, options, index-, equity-, commodity- and currency-linked securities, warrants and swap contracts. For a detailed description of the derivatives described here, see the SAI.

DIVERSIFIED -- A diversified fund, as defined by the 1940 Act, must have at least 75% of its total assets in cash and cash equivalents, government securities, securities of other investment companies, or other securities. For purposes of this calculation, the fund may not count securities of a single issuer that comprise more than 5% of the fund's assets.

DIVIDEND YIELD -- rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

DURATION -- a measure used to estimate how much a Fund's net asset value will fluctuate in response to a change in interest rates. For example, if interest rates rise by one percentage point, the share price of a fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the fund's share price would rise by about 5%.

EQUITY SECURITY -- an investment that gives an investor an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provides certain guarantees. The securities issued by the FHLMC are guaranteed as to timely payment of interest and the ultimate collection of principal only by the FHLMC and are not insured or guaranteed by the U.S. government.

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. FNMA is a congressionally chartered company, although neither its common stock nor the securities it issues are insured or guaranteed by the U.S. government. The securities issued by FNMA are guaranteed as to timely payment of both principal and interest only by FNMA.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

FOREIGN SECURITY -- a debt or equity security determined by a Fund's portfolio management team or portfolio manager(s) to be foreign based on an issuer's domicile, its principal place of business, the source of its revenues or other factors. An American Depository Receipt (ADR) may be considered a foreign security by a Fund's portfolio management team or portfolio manager(s).

FORWARD FOREIGN CURRENCY CONTRACTS -- a forward foreign currency contract includes an obligation to purchase or sell a foreign currency at a specified future date.

FORWARD PURCHASE AGREEMENT -- a contract obligating one party to buy and another party to sell an equity security, commodity, currency or other financial instrument at a specific future date.

FUNDAMENTAL ANALYSIS -- a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

FUTURES CONTRACT -- a contract to buy or sell underlying instruments at a specified price on a specified future date. The price is typically set through a futures exchange.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- a government-owned corporation that is considered an agency of the U.S. government. It guarantees, with the full faith and credit of the U.S. government, full and timely payment of all principal and interest on its mortgage-backed securities.

HIGH QUALITY -- includes municipal securities that are rated in the two highest short-term debt categories according to an NRSRO such as S&P or Moody's. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by a Fund's Board. Please see the SAI for more information about credit ratings.

HIGH YIELD DEBT SECURITY -- debt securities that, at the time of purchase, are rated "BB" or below by S&P or "Ba" or below by Moody's, or that are unrated and determined by the portfolio management team to be of comparable quality.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

INTEREST RATE SWAP -- an agreement between two parties to exchange periodic interest payments based on a predetermined principal amount.

INVESTMENT GRADE -- a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The portfolio management team may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.

LEHMAN BROTHERS U.S. AGGREGATE INDEX -- an unmanaged index of U.S. government agency and U.S. Treasury securities, investment grade corporate bonds and asset-, mortgage-, and commercial mortgage-backed securities. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term, high quality debt security. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

MORTGAGE-BACKED SECURITY OR MORTGAGE-RELATED SECURITY -- a debt security that gives you an interest in, and is backed by, a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities typically make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

MSCI EAFE INDEX -- an unmanaged free float-adjusted market capitalization index that measures developed market equity performance, excluding the U.S. and Canada. The index includes Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public or private projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from municipal securities that pay for "public" projects and services is exempt from federal income taxes and is generally exempt from state taxes if an investor lives in the state that issued the security. If an investor lives in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's.

OPTIONS -- An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

OVER-THE-COUNTER MARKET -- a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

PREFERRED STOCK -- a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors. Ownership of preferred stock typically does not come with certain voting rights that come with common stock.

PRICE-TO-EARNINGS RATIO (P/E RATIO) -- the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

PRIVATE PLACEMENT -- a private placement is the sale of stocks, bonds or other investments directly to a qualified investor without having to register the offering with the SEC or other comparable foreign regulatory authorities. Qualified investors are typically large institutional investors or high net worth individuals. Securities acquired through private placements generally may not be resold.

QUANTITATIVE ANALYSIS -- an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

REAL ESTATE INVESTMENT TRUST (REIT) -- a portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests. A REIT is a tax-advantaged entity whose assets are composed primarily of such investments.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price. Reverse repurchase agreements are, in effect, loans to a fund.

RIGHT -- a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

RUSSELL 1000(R) INDEX -- an unmanaged index that measures the performance of the largest 1,000 U.S. companies and represents approximately 90% of the U.S. equity market. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 1000(R) VALUE INDEX -- an unmanaged index that measures the performance of those securities in the Russell 1000(R) Index with lower price-to-book ratios and forecasted growth rates. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 2000(R) INDEX -- an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and represents approximately 8% of the U.S. equity market. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 2000(R) GROWTH INDEX -- an unmanaged index that measures the performance of those securities in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth rates. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 3000(R) INDEX -- an unmanaged index that measures the performance of the 3,000 largest U.S. securities based on total market capitalization, and represents approximately 98% of the investable U.S. equity market. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL MIDCAP(R) GROWTH INDEX -- an unmanaged index that measures the performance of those securities in the Russell MidCap(R) Index with higher price-to-book ratios and forecasted growth values. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL MIDCAP(R) INDEX -- an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index and represents approximately 24% of the U.S. equity market. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P 500 INDEX(1) -- an unmanaged index of 500 widely held common stocks. The S&P covers 80% of the U.S. market and encompasses more than 100 different industry groups. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

SENIOR SECURITY -- a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

TOTAL RETURN SWAP -- an agreement between two parties to exchange periodic interest payments for the total return of an equity or fixed income instrument.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

WARRANT -- a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

ZERO-COUPON BOND -- a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return.

(1)"Standard and Poor's", "S&P", "S&P 500", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Adviser. The Portfolios are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the Portfolios.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

COLUMBIA MANAGEMENT.

Where to find more information

The Funds of Columbia Funds Variable Insurance Trust I are available only to the owners of variable annuity contracts and/or variable life insurance policies issued by leading life insurance companies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the Funds. You'll find more information about the Fund in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on the Fund's performance during the period covered.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional information about the Fund and its policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Fund and make shareholder inquiries by contacting the life insurance company that issued your variable annuity contract and/or variable life insurance policy, or by contacting Columbia Management Services, Inc. as follows:

By telephone:
1.800.345.6611

By mail:
COLUMBIA MANAGEMENT SERVICES, INC.
P.O. BOX 8081
BOSTON, MA 02266-8081

The annual and semi-annual reports and the SAI are not available on an Internet site because Columbia Management does not maintain an Internet site for the Funds of Columbia Funds Variable Insurance Trust I, which are available only through variable annuity contracts and/or variable life insurance policies issued by leading life insurance companies.

Information about the Fund can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.551.8090. The reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


SEC file number: 811-08481
Columbia Funds Variable Insurance Trust I

COLUMBIA MANAGEMENT.

Columbia Funds Variable Insurance Trust I
Prospectus - Class A Shares
May 1, 2007

STOCK FUNDS

Columbia Marsico Growth Fund, Variable Series

Columbia Marsico Focused Equities Fund, Variable Series

Columbia Mid Cap Growth Fund, Variable Series

CORPORATE BOND FUND

Columbia High Yield Fund, Variable Series

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NOT FDIC-INSURED    NOT BANK ISSUED

   NOT BANK
  GUARANTEED        MAY LOSE VALUE

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.





 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 50.


YOUR INVESTMENT IN A FUND IS NOT A BANK DEPOSIT OR OTHER OBLIGATION OF, OR ISSUED OR ENDORSED OR GUARANTEED BY, BANK OF AMERICA, N.A. (BANK OF AMERICA) OR ANY OF ITS AFFILIATES. YOUR INVESTMENT IN A FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUNDS AND MAY BE COMPENSATED IN CONNECTION WITH THE SALE OF THE FUNDS.

YOUR INVESTMENT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL INVESTED. YOUR INVESTMENT MAY LOSE MONEY.

--------------------------------------------------------------------------------


This booklet, which is called a prospectus, tells you about four of the Funds of Columbia Funds Variable Insurance Trust I. The Funds are the underlying investment vehicles for certain variable annuity contracts and/or variable life insurance policies issued by leading life insurance companies. Please read this prospectus carefully, because it contains information that's designed to help you make informed investment decisions.


This prospectus offers Class A shares of the Funds. Class A shares have their fees and other features. The Funds also offer Class B shares, which have different fees, and which you may eligible to purchase. Please contact your investment professional for more information regarding the share classes offered by the Funds of Columbia Funds Variable Insurance Trust I.

ABOUT THE FUNDS

Each of the Funds is diversified, except Columbia Marsico Focused Equities Fund, Variable Series, which is non-diversified.

Each of the Funds has a different investment focus:

  - Stock Funds invest primarily in equity securities of U.S. companies.

  - Corporate Bond Funds focus on the potential to earn income by investing primarily in fixed income securities. Columbia High Yield Fund, Variable Series is a high yield bond fund that focuses on the potential to earn income by investing primarily in high yield debt securities, which are often referred to as "junk bonds". High yield bond funds offer the opportunity for higher levels of income than other corporate bond funds.

Because they invest in different kinds of securities, the Funds also have different risk/return characteristics.

Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk. Foreign securities also involve special risks not associated with investing in the U.S. stock market, which you need to be aware of before you invest.

High yield debt securities, like all fixed income securities, have the potential to increase in value because when interest rates fall, the value of these securities tends to rise. When interest rates rise, however, the value of these securities tends to fall. Other things can also affect the value of high yield debt securities, most importantly credit risk. High yield debt securities are generally more sensitive to credit risk than other types of fixed income securities.

In every case, there's a risk that you'll lose money or that you may not earn as much as you expect.

CHOOSING THE RIGHT FUND FOR YOU

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Stock Funds generally focus on long-term growth. They may be suitable for you if:

  - you have longer-term investment goals;

  - they're part of a balanced portfolio; or

  - you want to try to protect your portfolio against a loss of buying power that inflation can cause over time.

They may not be suitable for you if:

  - you're not prepared to accept or are unable to bear the risks associated with equity securities, including foreign securities;

  - you have short-term investment goals; or

  - you're looking for a regular stream of income.

The Corporate Bond Fund focuses on the potential to earn income. It may be suitable for you if:

  - you're looking for income;

  - you want to diversify your existing portfolio; or

  - you have longer-term investment goals.

It may not be suitable for you if:

  - you're not prepared to accept or are unable to bear the risks associated with fixed income securities, particularly high yield debt securities; or

  - you're seeking preservation of capital and stability of share price.

You'll find a discussion of each Fund's investment objective, principal investment strategies and risks in the descriptions that start on page 5.

FOR MORE INFORMATION

If you have any questions about the Funds, please contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Funds' investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Funds
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND. THE ADVISER AND COLUMBIA FUNDS HAVE ENGAGED SUB-ADVISERS THAT ARE RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR CERTAIN OF THE FUNDS.





 YOU'LL FIND MORE ABOUT THE ADVISER AND SUB-ADVISERS STARTING ON PAGE 30.


--------------------------------------------------------------------------------



COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES                    5
Sub-adviser: Marsico Capital Management, LLC
------------------------------------------------------------------
COLUMBIA MARSICO FOCUSED EQUITIES FUND, VARIABLE SERIES         10
Sub-adviser: Marsico Capital Management, LLC
------------------------------------------------------------------
COLUMBIA MID CAP GROWTH FUND, VARIABLE SERIES                   15
------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES                       22
Sub-adviser: MacKay Shields LLC
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     27
------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                       30


About your investment

(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and transferring shares                       34
  Financial intermediary payments                               38
  Distributions and taxes                                       39
  Legal matters                                                 40
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            42
------------------------------------------------------------------
HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION                 47
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   50
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA MARSICO GROWTH FUND,
VARIABLE SERIES

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

THE ADVISER IS THE FUND'S INVESTMENT ADVISER, AND MARSICO CAPITAL MANAGEMENT, LLC (MARSICO) IS ITS SUB-ADVISER. THOMAS F. MARSICO IS THE PORTFOLIO MANAGER WHO MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.





 YOU'LL FIND MORE ABOUT MARSICO AND MR. MARSICO STARTING ON PAGE 32.


WHY INVEST IN A GROWTH FUND?

GROWTH FUNDS INVEST IN COMPANIES THAT HAVE THE POTENTIAL FOR SIGNIFICANT INCREASES IN REVENUE OR EARNINGS. THESE ARE TYPICALLY COMPANIES THAT ARE DEVELOPING OR APPLYING NEW TECHNOLOGIES, PRODUCTS OR SERVICES IN GROWING INDUSTRY SECTORS.

WHILE THE FUND INVESTS IN A WIDE RANGE OF COMPANIES AND INDUSTRIES, IT HOLDS FEWER INVESTMENTS THAN OTHER KINDS OF FUNDS. THIS MEANS IT CAN HAVE GREATER PRICE SWINGS THAN MORE DIVERSIFIED FUNDS. IT ALSO MEANS IT MAY HAVE RELATIVELY HIGHER RETURNS WHEN ONE OF ITS INVESTMENTS PERFORMS WELL, OR RELATIVELY LOWER RETURNS WHEN AN INVESTMENT PERFORMS POORLY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks long-term growth of capital.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests primarily in equity securities of large capitalization companies with a market capitalization of $4 billion or more that are selected for their growth potential. It generally holds a core position of between 35 and
                   50 common stocks. The number of securities held by the Fund may occasionally exceed this range at times such as when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may hold up to 25% of its assets in foreign securities.

In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment, and the global competitive landscape. In addition, Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit with various levels of a company's management, as well as with its customers and (as relevant) suppliers, distributors, and competitors. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell a Fund's investments in portfolio companies if, in the opinion of Marsico, a company's fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The core investments of the Fund generally may include established companies and securities that offer long-term growth potential. However, the Fund's portfolio also may typically include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes such as the introduction of a new product line, the appointment of a new management team, or an acquisition.


--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THE FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Marsico Growth Fund, Variable Series has the following principal risks:

      - INVESTMENT STRATEGY RISK -- Marsico uses an investment strategy that tries to identify equities with growth potential. There is a risk that the value of these investments will not rise as high as Marsico expects, or will fall.

      - STOCK MARKET RISK -- The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - FOREIGN INVESTMENT RISK -- Because the Fund may invest up to 25% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, also may apply to some foreign investments.

      - EMERGING MARKETS RISK -- Securities issued by companies in developing or emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa, may be more sensitive to the risks of foreign investing. In particular, these countries may experience instability resulting from rapid social, political and economic development. Many of these countries are dependent on international trade, which makes them sensitive to world commodity prices and economic downturns in other countries. Some emerging countries have a higher risk of currency devaluations, and some countries may experience long periods of high inflation or rapid changes in inflation rates.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund's Class A shares have performed in the past, and can help you understand the risks of investing in the
                   Fund. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE
                   FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR

      The bar chart shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                1999     2000     2001     2002     2003     2004     2005
                ----     ----     ----     ----     ----     ----     ----
               55.10%   -12.42%  -17.63%  -16.13%  30.59%   13.03%    7.45%    6.09%


--------------------------------------------------------------------------------

THE RETURNS SHOWN FOR THE INDEX DO NOT REFLECT FEES, BROKERAGE COMMISSIONS OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------


      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 4TH QUARTER 1999:           36.77%
         WORST: 3RD QUARTER 2001:         -16.31%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006

      The table shows the Fund's Class A shares' average annual total return for each period, compared with the S&P 500 Index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                                                                               LIFE OF
                                                            1 YEAR   5 YEARS    FUND*
         CLASS A SHARES                                      6.09%    7.13%     7.74%



         S&P 500 INDEX (REFLECTS NO DEDUCTIONS FOR FEES OR
           EXPENSES)                                        15.79%    6.19%     4.56%

       *THE INCEPTION DATE OF THE FUND'S CLASS A SHARES IS MARCH 27, 1998. THE
        RETURN FOR THE INDEX SHOWN IS FROM THAT DATE.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND MAY INCUR SIGNIFICANT TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold
                   Class A shares of the Fund. You will also incur fees and expenses associated with your variable annuity contract and/or life insurance policy. This table does not include fees and expenses imposed under your annuity contract and/or life insurance policy. If the table included these fees and expenses, the figures shown below would be higher. You will find details about these fees and expenses in the prospectus that describes your annuity contract and/or life insurance policy. Additional hypothetical fee and expense information can be found in the section HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION.

         SHAREHOLDER FEES                                              CLASS A
         (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                      SHARES
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES



         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                             0.97%



         Distribution (12b-1) and/or shareholder servicing fees(2)      0.00%



         Other expenses                                                 0.04%
                                                                         --------



         Acquired fund fees and expenses(3)                            --



         Total annual Fund operating expenses                           1.01%
                                                                         ========




      (1)The Fund pays an investment advisory fee of 0.74% and an administration fee of 0.23% of the Fund's average daily assets. The Fund's investment adviser has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.74% for assets up to $500 million; 0.69% for assets in excess of $500 million and up to $1 billion; 0.64% for assets in excess of $1 billion and up to $1.5 billion; 0.59% for assets in excess of $1.5 billion and up to $3 billion; 0.57% for assets in excess of $3 billion and up to $6 billion; and 0.55% for assets in excess of $6 billion.

      (2)Prior to October 2, 2006, Class A shares were subject to shareholder servicing and distribution fees at the annual rate of 0.25% of the Fund's average daily net assets. The Fund's distributor waived 100% of the shareholder servicing and distribution fees for Class A shares.

      (3)Amount represents less than 0.01% but is included in other expenses.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE


      This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not take into account fees and expenses imposed under your variable annuity contract and/or life insurance policy. If the example included these fees and expenses, the figures shown below would be higher.

      This example assumes:

        - you invest $10,000 in Class A shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.

        - you reinvest all dividends and distributions in the Fund.

        - your investment has a 5% return each year.

        - the Fund's operating expenses remain the same as shown in the table above.

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS A SHARES                          $103     $322      $558      $1,236

COLUMBIA MARSICO FOCUSED EQUITIES FUND, VARIABLE SERIES

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

THE ADVISER IS THE FUND'S INVESTMENT ADVISER AND MARSICO IS ITS SUB-ADVISER. THOMAS F. MARSICO IS THE PORTFOLIO MANAGER WHO MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.





 YOU'LL FIND MORE ABOUT MARSICO AND MR. MARSICO STARTING ON PAGE 32.


WHAT IS A FOCUSED FUND?

A FOCUSED FUND INVESTS IN A SMALL NUMBER OF COMPANIES. THIS FUND FOCUSES ON LARGE, ESTABLISHED AND WELL-KNOWN U.S. COMPANIES.

BECAUSE A FOCUSED FUND HOLDS FEWER INVESTMENTS THAN OTHER KINDS OF FUNDS, IT CAN HAVE GREATER PRICE SWINGS THAN MORE DIVERSIFIED FUNDS. IT MAY EARN RELATIVELY HIGHER RETURNS WHEN ONE OF ITS INVESTMENTS PERFORMS WELL, OR RELATIVELY LOWER RETURNS WHEN AN INVESTMENT PERFORMS POORLY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks long-term growth of capital.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities. The investments will mostly consist of equity securities of large capitalization companies with a market capitalization of $4 billion or more. The Fund, which is non-diversified, generally holds a core position of 20 to 30 common stocks that are selected for their long-term growth potential. The number of securities held by the Fund may occasionally exceed this range at times such as when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest up to 25% of its assets in foreign securities.

In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment, and the global competitive landscape. In addition, Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit with various levels of a company's management, as well as with its customers and (as relevant) suppliers, distributors, and competitors. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell a Fund's investments in portfolio companies if, in the opinion of Marsico, a company's fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The core investments of the Fund generally may include established companies and securities that offer long-term growth potential. However, the Fund's portfolio also may typically include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THE FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Marsico Focused Equities Fund, Variable Series has the following principal risks:

      - INVESTMENT STRATEGY RISK -- There is a risk that the value of the Fund's investments will not rise as high as Marsico expects, or will fall.

      - HOLDING FEWER INVESTMENTS -- The Fund is considered to be non-diversified because it may hold fewer investments than other kinds of equity funds. This increases the risk that its value could go down significantly if even only one of its investments performs poorly. The value of the Fund will tend to have greater price swings than the value of more diversified equity funds. The Fund may become a diversified fund by limiting the investments in which more than 5% of its total assets are invested.

      - STOCK MARKET RISK -- The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - FOREIGN INVESTMENT RISK -- Because the Fund may invest up to 25% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, also may apply to some foreign investments.

      - EMERGING MARKETS RISK -- Securities issued by companies in developing or emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa, may be more sensitive to the risks of foreign investing. In particular, these countries may experience instability resulting from rapid social, political and economic development. Many of these countries are dependent on international trade, which makes them sensitive to world commodity prices and economic downturns in other countries. Some emerging countries have a higher risk of currency devaluations, and some countries may experience long periods of high inflation or rapid changes in inflation rates.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund's Class A shares have performed in the past, and can help you understand the risks of investing in the
                   Fund. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE
                   FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR


      The bar chart shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                1999     2000     2001     2002     2003     2004     2005     2006
                ----     ----     ----     ----     ----     ----     ----     ----
               53.28%   -15.82%  -17.72%  -15.13%  33.10%   11.41%   10.24%    8.27%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 4TH QUARTER 1999:           32.37%
         WORST: 1ST QUARTER 2001:         -16.92%


--------------------------------------------------------------------------------

THE RETURNS SHOWN FOR THE INDEX DO NOT REFLECT FEES, BROKERAGE COMMISSIONS OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------


      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006


      The table shows the Fund's Class A shares' average annual total return for each period, compared with the S&P 500 Index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                                                                            LIFE OF
                                                         1 YEAR   5 YEARS    FUND*
         CLASS A SHARES                                   8.27%    8.48%     8.69%



         S&P 500 INDEX (REFLECTS NO DEDUCTIONS FOR FEES
           OR EXPENSES)                                  15.79%    6.19%     4.56%

      *THE INCEPTION DATE OF THE FUND'S CLASS A SHARES IS MARCH 27, 1998. THE
       RETURN FOR THE INDEX SHOWN IS FROM THAT DATE.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND MAY INCUR SIGNIFICANT TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold
                   Class A shares of the Fund. You will also incur fees and expenses associated with your variable annuity contract and/or life insurance policy. This table does not include fees and expenses imposed under your annuity contract and/or life insurance policy. If the table included these fees and expenses, the figures shown below would be higher. You will find details about these fees and expenses in the prospectus that describes your annuity contract and/or life insurance policy. Additional hypothetical fee and expense information can be found in the section HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION.

         SHAREHOLDER FEES                                             CLASS A
         (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     SHARES
         Maximum sales charge (load) imposed on purchases               N/A



         Maximum deferred sales charge (load)                           N/A



         ANNUAL FUND OPERATING EXPENSES



         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                            0.97%



         Distribution (12b-1) and/or shareholder servicing
           fees(2)                                                     0.00%



         Other expenses                                                0.08%
                                                                        ---------



         Acquired fund fees and expenses(3)                           --



         Total annual Fund operating expenses                          1.05%
                                                                        =========




      (1)The Fund pays an investment advisory fee of 0.74% and an administration fee of 0.23% of the Funds average daily assets. The Fund's investment adviser has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.74% for assets up to $500 million; 0.69% for assets in excess of $500 million and up to $1 billion; 0.64% for assets in excess of $1 billion and up to $1.5 billion; 0.59% for assets in excess of $1.5 billion and up to $3 billion; 0.57% for assets in excess of $3 billion and up to $6 billion; and 0.55% for assets in excess of $6 billion.

      (2)Prior to October 2, 2006, Class A shares were subject to shareholder servicing and distribution fees at the annual rate of 0.25% of the Fund's average daily net assets. The Fund's distributor waived 100% of the shareholder servicing and distribution fees for Class A shares.

      (3)Amount represents less than 0.01% but is included in other expenses.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE


      This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not take into account fees and expenses imposed under your variable annuity contract and/or life insurance policy. If the example included these fees and expenses, the figures shown below would be higher.

      This example assumes:

        - you invest $10,000 in Class A shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.

        - you reinvest all dividends and distributions in the Fund.

        - your investment has a 5% return each year.

        - the Fund's operating expenses remain the same as shown in the table above.

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS A SHARES                          $107     $334      $579      $1,283

COLUMBIA MID CAP GROWTH FUND, VARIABLE SERIES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THE FUND'S ADVISER.





 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 30.


WHAT IS A MID CAP GROWTH
FUND?

A MID CAP GROWTH FUND INVESTS IN MEDIUM-SIZED COMPANIES WHOSE EARNINGS ARE EXPECTED TO GROW OR TO CONTINUE GROWING. THESE COMPANIES MAY BE EXPANDING IN EXISTING MARKETS, ENTERING INTO NEW MARKETS, DEVELOPING NEW PRODUCTS OR INCREASING THEIR PROFIT MARGINS BY GAINING MARKET SHARE OR STREAMLINING THEIR OPERATIONS.

THESE COMPANIES CAN HAVE BETTER POTENTIAL FOR RAPID EARNINGS THAN LARGER COMPANIES. THEY MAY, HOWEVER, HAVE A HARDER TIME SECURING FINANCING AND MAY BE MORE SENSITIVE TO A SETBACK IN SALES THAN LARGER, MORE ESTABLISHED COMPANIES.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks long-term capital growth by investing primarily in equity securities.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   Under normal circumstances, the Fund will invest at least 80% of its assets in
                   U.S. companies whose market capitalizations are within the range of companies within the Russell MidCap Index at the time of purchase (between $20.3 billion and $845 million as of December 31, 2006, but subject to change due to market fluctuations) and that are believed to have the potential for long-term growth.
                   The Fund may invest up to 20% of its net assets in small-capitalization and large-capitalization companies. The Fund may hold up to 20% of its assets in foreign securities.

The Fund may invest in special situations such as initial public offerings, companies that may benefit from technological or product developments or new management and companies involved in tender offers, leveraged buy-outs or mergers. The Fund may also invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures) and certain options and financial futures contracts (derivatives).

In selecting investments for the Fund, the portfolio management team identifies stocks using a disciplined process based on fundamental analysis of the overall economy, industry conditions and the financial situation and the management of each company. The portfolio management team conducts a rigorous qualitative analysis of each company being considered for investment.

As part of its investment strategy, the Fund may buy and sell securities frequently. Frequent trading of investments usually increases the chance that a Fund will pay investors short-term capital gains (which are taxable at higher rates than long-term capital gains). Frequent trading may also result in higher brokerage commissions and other transactions costs and additional tax liability, which could reduce the Fund's returns.

At times, the portfolio management team may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment objective.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's SAI, which you may obtain free of charge.

The portfolio management team may sell a security when its price reaches a target it has set, if there is deterioration in the company's financial situation, when the portfolio management team believes other investments are more attractive, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THE FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Mid Cap Growth Fund, Variable Series has the following principal risks:

      - INVESTMENT STRATEGY RISK -- The portfolio management team chooses stocks that it believes have the potential for superior long-term growth. There is a risk that the value of these investments will not rise as high as the portfolio management team expects, or will fall.

      - STOCK MARKET RISK -- The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - DERIVATIVES RISK -- The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Some of the risks presented by the use of derivatives are as follows. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of the portfolio management team's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The portfolio management team is not required to utilize derivatives to reduce risks.

      - SMALL COMPANY RISK -- Stocks of smaller companies tend to have greater price swings than stocks of larger companies because they trade less frequently and in lower volumes. These securities may have a higher potential for gains but also carry more risk.

      - MID-CAPITALIZATION COMPANY RISK -- Medium-sized, or mid-capitalization, companies may be more vulnerable to adverse business or economic events than larger, more established companies because they may have more limited financial resources and markets than larger companies. The stocks of mid-capitalization companies may trade less frequently and in more limited volume than those of larger companies. Additionally, mid-capitalization companies' stocks may be more volatile than those of larger companies.

      - FOREIGN INVESTMENT RISK -- Because the Fund may invest up to 20% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, also may apply to some foreign investments.

      - CONVERTIBLE SECURITIES RISK -- Convertible securities are securities that can be converted into common stock, such as certain debt securities and preferred stock. Convertible securities are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to market risk.

      - SPECIAL SITUATIONS RISK -- Because the Fund may invest in special situations such as initial public offerings, the Fund may be exposed to special situations risk. Special situations have risk because they often involve major corporate changes and present a high degree of uncertainty as to a security's market price.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund's Class A shares have performed in the past, and can help you understand the risks of investing in the
                   Fund. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE
                   FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR

      The bar chart shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                2002     2003     2004     2005     2006
                ----     ----     ----     ----     ----
               -34.00%  27.47%   14.08%    5.19%   17.69%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 4TH QUARTER 2004:           16.71%
         WORST: 2ND QUARTER 2002:         -20.70%

--------------------------------------------------------------------------------

THE RETURNS SHOWN FOR THE INDEX DO NOT REFLECT FEES, BROKERAGE COMMISSIONS OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------


      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006

      The table shows the Fund's Class A shares' average annual total returns for each period, compared with the Russell MidCap Growth Index, which measures the performance of those Russell MidCap Index companies with higher price-to-book ratios. The table also shows how the Fund's performance compares to the returns for each period for the Russell MidCap Index, which measures the performance of the 800 smallest companies in the Russell 1000 Index, without regard to their price-to-book ratios. The indices are weighted by market value, are not available for investment and do not reflect fees, brokerage commissions or other expenses of investing.

                                                                           LIFE OF
                                                        1 YEAR   5 YEARS    FUND*
         CLASS A SHARES                                 17.69%    3.51%     0.05%



         RUSSELL MIDCAP GROWTH INDEX (REFLECTS NO
           DEDUCTIONS FOR FEES OR EXPENSES)             10.66%    8.22%     5.51%



         RUSSELL MIDCAP INDEX (REFLECTS NO DEDUCTIONS
           FOR FEES OR EXPENSES)                        15.26%   12.88%    10.70%




      *THE INCEPTION DATE OF THE FUND'S CLASS A SHARES IS MAY 1, 2001. THE
       RETURNS FOR THE INDICES SHOWN ARE FROM THAT DATE.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND MAY INCUR SIGNIFICANT TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold
                   Class A shares of the Fund. You will also incur fees and expenses associated with your variable annuity contract and/or life insurance policy. This table does not include fees and expenses imposed under your annuity contract and/or life insurance policy. If the table included these fees and expenses, the figures shown below would be higher. You will find details about these fees and expenses in the prospectus that describes your annuity contract and/or life insurance policy. Additional hypothetical fee and expense information can be found in the section HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION.

         SHAREHOLDER FEES                                              CLASS A
         (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     SHARES
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES



         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                             0.88%



         Distribution (12b-1) and/or shareholder servicing fees(2)      0.00%



         Other expenses                                                 0.16%
                                                                         -----



         Acquired fund fees and expenses(3)                            --
                                                                       -------



                                                                        1.04%
         Total annual Fund operating expenses



                                                                       (0.04)%
         Fee waivers and/or reimbursements(4)                            -----



                                                                        1.00%
         Total net expenses                                              =====




      (1)The Fund pays an investment advisory fee of 0.65% of the Fund's average daily net assets and an administration fee of 0.23% of its average daily assets.

      (2)Prior to October 2, 2006, Class A shares were subject to shareholder servicing and distribution fees at the annual rate of 0.25% of the Fund's average daily net assets. The Fund's distributor waived 100% of the shareholder servicing and distribution fees for Class A shares.

      (3)Amount represents less than 0.01% but is included in other expenses.

      (4)The Fund's investment adviser has contractually agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual Fund operating expenses (exclusive of distribution and shareholder servicing fees and interest) do not exceed 1.00% annually through April 30, 2008. There is no guarantee that these waivers and/or limitations will continue after April 30, 2008.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE


      This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not take into account fees and expenses imposed under your variable annuity contract and/or life insurance policy. If the example included these fees and expenses, the figures shown below would be higher.

      This example assumes:

        - you invest $10,000 in Class A shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.

        - you reinvest all dividends and distributions in the Fund.

        - your investment has a 5% return each year.

        - the Fund's operating expenses remain the same as shown in the table above.

        - the waivers and/or reimbursements shown above expire April 30, 2008 and are not reflected in the 3, 5 and 10 year examples.

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS A SHARES                          $102     $327      $570      $1,267

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

THE ADVISER IS THE FUND'S INVESTMENT ADVISER AND MACKAY SHIELDS LLC (MACKAY SHIELDS) IS ITS SUB-ADVISER. MACKAY SHIELDS' HIGH YIELD PORTFOLIO MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.





 YOU'LL FIND MORE ABOUT MACKAY SHIELDS AND ITS HIGH YIELD PORTFOLIO MANAGEMENT TEAM STARTING ON PAGE 32.


HIGH YIELD DEBT SECURITIES

THE FUND INVESTS PRIMARILY IN HIGH YIELD DEBT SECURITIES, WHICH ARE OFTEN REFERRED TO AS "JUNK BONDS." HIGH YIELD DEBT SECURITIES OFFER THE POTENTIAL FOR HIGHER INCOME THAN OTHER KINDS OF DEBT SECURITIES WITH SIMILAR MATURITIES, BUT THEY ALSO HAVE HIGHER CREDIT RISK.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks maximum income by investing in a diversified portfolio of high yield debt securities.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   Under normal circumstances, the Fund will invest at least 80% of its assets in domestic and foreign corporate high yield debt securities. These securities are not rated investment grade, but generally will be rated "BB" or "B" by Standard
                   & Poor's Corporation. The portfolio management team may choose unrated securities if it believes they are of comparable quality at the time of investment. The Fund is not managed to a specific duration. Its duration will generally track the Credit Suisse High Yield Index.

The Fund invests primarily in:

  - domestic corporate high yield debt securities, including private placements;

  - U.S. dollar-denominated foreign corporate high yield debt securities, including private placements;

  - zero-coupon bonds;

  - U.S. government obligations; and

  - equity securities (up to 20% of its assets), which may include convertible securities.

When selecting investments for the Fund, the portfolio management team:

  - focuses on individual security selection ("bottom-up" analysis);

  - uses fundamental credit analysis;

  - emphasizes current income while attempting to minimize risk to principal;

  - seeks to identify a catalyst for capital appreciation such as an operational or financial restructuring; and

  - tries to manage risk by diversifying the Fund's investments across securities of many different issuers.

The portfolio management team may sell a security when its market price rises above the target price the team has set, when it believes there has been a deterioration in an issuer's fundamentals, such as earnings, sales or management, or an issuer's credit quality, or to maintain portfolio diversification, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THE FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia High Yield Fund, Variable Series has the following principal risks:

      - INVESTMENT STRATEGY RISK -- There is a risk that the value of the investments that the portfolio management team chooses will not rise as high as the team expects, or will fall.

      - CREDIT RISK -- The types of securities in which the Fund typically invests are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.

      - CHANGING DISTRIBUTION LEVELS -- The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      - INTEREST RATE RISK -- The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      - LIQUIDITY RISK -- There is a risk that a security held by the Fund cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

      - FOREIGN INVESTMENT RISK -- Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund's Class A shares have performed in the past, and can help you understand the risks of investing in the
                   Fund. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE
                   FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR

      The bar chart shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2001     2002     2003     2004     2005     2006
               ----     ----     ----     ----     ----     ----
               8.32%    2.18%   31.20%   11.40%    2.15%   11.25%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 2ND QUARTER 2003:          10.75%
         WORST: 3RD QUARTER 2002:         -5.88%


--------------------------------------------------------------------------------

THE RETURNS SHOWN FOR THE INDEX DO NOT REFLECT FEES, BROKERAGE COMMISSIONS OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------


      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006

      The table shows the Fund's Class A shares' average annual total return for each period, compared with the Credit Suisse High Yield Index, a broad-based index that tracks the performance of high yield bonds. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                                                                            LIFE OF
                                                         1 YEAR   5 YEARS    FUND*
         CLASS A SHARES                                  11.25%   11.16%     8.92%



         CREDIT SUISSE HIGH YIELD INDEX (REFLECTS NO
           DEDUCTIONS FOR FEES OR EXPENSES)              11.91%   11.07%     8.59%

      *THE INCEPTION DATE OF THE FUND'S CLASS A SHARES IS JULY 7, 2000. THE
       RETURN FOR THE INDEX SHOWN IS FROM JUNE 30, 2000.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND MAY INCUR SIGNIFICANT TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold
                   Class A shares of the Fund. You will also incur fees and expenses associated with your variable annuity contract and/or life insurance policy. This table does not include fees and expenses imposed under your annuity contract and/or life insurance policy. If the table included these fees and expenses, the figures shown below would be higher. You will find details about these fees and expenses in the prospectus that describes your annuity contract and/or life insurance policy. Additional hypothetical fee and expense information can be found in the section HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION.

         SHAREHOLDER FEES                                             CLASS A
         (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     SHARES
         Maximum sales charge (load) imposed on purchases               N/A



         Maximum deferred sales charge (load)                           N/A



         ANNUAL FUND OPERATING EXPENSES



         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                            0.78%



         Distribution (12b-1) and/or shareholder servicing
           fees(2)                                                     0.00%



         Other expenses                                                0.09%
                                                                        ---------



         Total annual Fund operating expenses                          0.87%



         Fee waivers and/or reimbursements                             0.27%
                                                                        ---------



         Total net expenses(3)                                         0.60%
                                                                        =========




      (1)The Fund pays an investment advisory fee of 0.55% and an administration fee of 0.23% of the Fund's average daily assets.

      (2)Prior to April 30, 2006, Class A shares were subject to shareholder servicing and distribution fees at the annual rate of 0.25% of the Fund's average daily net assets. The Fund's distributor waived 100% of the shareholder servicing and distribution fees for Class A shares.

      (3)The Fund's investment adviser has contractually agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual Fund operating expenses (exclusive of distribution and shareholder servicing fees and interest) do not exceed 0.60% annually through April 30, 2008. There is no guarantee that these waivers and/or limitations will continue after April 30, 2008.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE

      This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not take into account fees and expenses imposed under your variable annuity contract and/or life insurance policy. If the example included these fees and expenses, the figures shown below would be higher.

      This example assumes:

        - you invest $10,000 in Class A shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.

        - you reinvest all dividends and distributions in the Fund.

        - your investment has a 5% return each year.

        - the Fund's operating expenses remain the same as shown in the table above.

        - the waivers and/or reimbursements shown above expire April 30, 2008 and are not reflected in the 3, 5 and 10 year examples.

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS A SHARES                          $61      $251      $456      $1,048

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about each Fund's investment objective, principal investment strategies and risks in the descriptions that start on page
5. The following are some other risks and information you should consider before you invest:

      - Columbia Funds Variable Insurance Trust I (formerly known as Nations Separate Account Trust) has obtained exemptive relief from the SEC relating to the sale of shares to life insurance companies and qualified plans. Accordingly, the Funds may be made available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as directly to qualified plans and certain other permitted persons. Due to differences in tax treatment and other considerations, the interests of various contract owners participating in Columbia Funds Variable Insurance Trust I and the interests of qualified plans investing in Columbia Funds Variable Insurance Trust I may conflict. Columbia Funds Variable Insurance Trust I currently does not foresee any disadvantages to shareholders arising from these potential conflicts of interest. Nevertheless, the Board of Trustees of Columbia Funds Variable Insurance Trust I (the Board) intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts.

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of the Funds can be changed without shareholder approval. The 80% Policy of a Fund may be changed without shareholder approval by giving shareholders at least 60 days' notice.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Although no such change is currently planned, a Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - HOLDING OTHER KINDS OF INVESTMENTS -- A Fund may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information. The portfolio managers or portfolio management team can also choose not to invest in specific securities described in this prospectus and in the SAI.

      - INVESTMENT IN COLUMBIA MONEY MARKET FUNDS -- To seek to achieve a return on uninvested cash or for other reasons, the Funds may invest their assets in Columbia Money Market Funds. The Adviser and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Funds for services provided directly. The Adviser may waive fees which it is entitled to receive from either the Columbia Money Market Funds or the Funds.

      - FOREIGN INVESTMENT RISK -- Funds that invest in foreign securities may be affected by changes in currency exchange rates and the costs of converting currencies; foreign government controls on foreign investment, repatriation of capital, and currency and exchange; foreign taxes, including potentially confiscatory levels of taxation and withholding; inadequate supervision and regulation of some foreign markets; difficulty selling some investments which may increase volatility; different settlement practices or delayed settlements in some markets; difficulty getting complete or accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic or social instability; and difficulty enforcing legal rights outside the U.S. If a Fund invests in emerging markets there may be other risks involved, such as those of immature economies and less developed and more thinly traded securities markets.

      - INVESTING DEFENSIVELY -- Each Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

      - SECURITIES LENDING PROGRAM -- Each Fund may lend portfolio securities to approved broker-dealers or other financial institutions on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker-dealers or other financial institutions involved in the loans may be affiliates of Bank of America.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, investment sub-advisory, distribution, administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Bank of America or its affiliates may also serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO TRANSACTION COSTS -- Each Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for a Fund and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to a Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transaction costs are not.

      - PORTFOLIO HOLDINGS DISCLOSURE -- A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

      - PORTFOLIO TURNOVER -- A Fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can mean higher brokerage and other transaction costs, which could reduce the Fund's returns. The Funds generally buy securities for capital appreciation, investment income, or both, and don't engage in frequent trading. You'll find the portfolio turnover rates for the Funds in FINANCIAL HIGHLIGHTS.

How the Funds are managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser is the investment adviser to over 100 mutual fund portfolios in the Columbia Funds Family, including the Funds of Columbia Funds Variable Insurance Trust I offered by this prospectus. Columbia Funds Variable Insurance Trust I is a series of mutual funds that provides underlying investment alternatives for certain variable annuity contracts and/or variable life insurance policies.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities and money market instruments.

Currently managing more than $312 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.

The table below tells you about the portfolio managers that are responsible for making the day-to-day investment decisions for each Fund for which the Adviser has not engaged an investment sub-adviser. The SAI provides additional information about the compensation of the portfolio managers, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.


                                                       BUSINESS EXPERIENCE
PORTFOLIO MANAGER      LENGTH OF SERVICE WITH FUND     DURING PAST FIVE YEARS
WAYNE COLLETTE         COLUMBIA MID CAP GROWTH FUND,   COLUMBIA MANAGEMENT -
                       VARIABLE SERIES SINCE FEBRUARY  ASSOCIATED SINCE 2001;
                       2006                            NEUBERGER BERMAN -
                                                       PORTFOLIO MANAGER FROM
                                                       1999-2001

GEORGE MYERS           COLUMBIA MID CAP GROWTH FUND,   COLUMBIA MANAGEMENT -
                       VARIABLE SERIES SINCE FEBRUARY  ASSOCIATED SINCE 2004;
                       2006                            DRESDNER RCM GLOBAL
                                                       INVESTORS - PORTFOLIO
                                                       MANAGER AND ANALYST
                                                       FROM 2000-2004



Columbia Funds Variable Insurance Trust I pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The Adviser uses part of this money to pay investment sub-advisers for the services they provide to certain Funds.

A discussion regarding the basis for the Board's approval of the investment advisory agreement with the Adviser and each sub-adviser, as applicable, is available in each Fund's annual report to shareholders for the fiscal year ended December 31.

The Adviser has agreed to waive fees and/or reimburse expenses for certain Funds. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses.

The following chart shows the maximum advisory fees the Adviser can receive, along with the actual advisory fees the Adviser and/or an affiliate received during the Funds' last fiscal year, after waivers and/or reimbursements.

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS



                                                              MAXIMUM    ACTUAL FEE
                                                              ADVISORY    PAID LAST
                                                                FEE      FISCAL YEAR
  COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES                0.74%        0.74%



  COLUMBIA MARSICO FOCUSED EQUITIES FUND, VARIABLE SERIES      0.74%        0.74%



  COLUMBIA MID CAP GROWTH FUND, VARIABLE SERIES                0.65%        0.65%



  COLUMBIA HIGH YIELD FUND, VARIABLE SERIES                    0.55%        0.55%


INVESTMENT SUB-ADVISERS

Columbia Funds and the Adviser engage investment sub-advisers to make day-to-day investment decisions for certain of the Funds. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that a Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Funds have applied for relief from the SEC to permit the Funds to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

Information about the Funds' sub-advisers and the portfolio managers of the sub-advisers that are responsible for the day-to-day investment decisions for certain of the Funds is provided below. The SAI provides additional information about the compensation of these portfolio managers, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

--------------------------------------------------------------------------------

MARSICO CAPITAL MANAGEMENT, LLC

1200 17TH STREET
SUITE 1600
DENVER, COLORADO 80202

--------------------------------------------------------------------------------


MARSICO CAPITAL MANAGEMENT, LLC

Marsico was organized in 1997 as a registered investment adviser and is an indirect, wholly-owned subsidiary of Bank of America. Marsico provides investment services to mutual funds and private accounts, and as of December 31, 2006, had approximately $84 billion in assets under management. Thomas F. Marsico is the founder and Chief Executive Officer of Marsico.

Marsico is the investment sub-adviser to:

  - Columbia Marsico Growth Fund, Variable Series


  - Columbia Marsico Focused Equities Fund, Variable Series



THOMAS F. MARSICO, is the Chief Investment Officer of Marsico, and has managed the investment programs of Columbia Marsico Growth Fund, Variable Series and Columbia Marsico Focused Equities Fund, Variable Series since the Funds' inception. Mr. Marsico has over 20 years of experience as a securities analyst and a portfolio manager.


--------------------------------------------------------------------------------

MACKAY SHIELDS LLC

9 WEST 57TH STREET
NEW YORK, NEW YORK 10019

--------------------------------------------------------------------------------


MACKAY SHIELDS LLC

Founded in 1938, MacKay Shields is an independently-managed, wholly-owned subsidiary of New York Life Insurance Company. MacKay Shields currently has approximately $40 billion in assets under management.


MacKay Shields' High Yield Portfolio Management Team is responsible for making the day-to-day decisions for Columbia High Yield Fund, Variable Series. J. Matthew Philo is the lead portfolio manager responsible for making the day-to-day investment management decisions for the Fund.

J. MATTHEW PHILO, CFA Matt Philo is a Senior Managing Director of MacKay Shields and is a Portfolio Manager/Research Analyst on the High Yield Portfolio Management Team. Mr. Philo was promoted to Senior Managing Director in the fourth quarter of 2004 and promoted to Managing Director in the first quarter of 2000. Mr. Philo joined MacKay Shields in 1996 from Thorsell, Parker Partners Inc. where he was an analyst and portfolio manager focusing on mid-cap companies. He was previously with Moran Asset Management as an equity portfolio manager and analyst. Mr. Philo became a holder of the Chartered Financial Analyst designation in 1993. He received a BA in Economics from the State University of New York at Albany and a MBA in Finance from New York University. Mr. Philo has been in the investment management and research industry since 1984.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

--------------------------------------------------------------------------------


OTHER SERVICE PROVIDERS

The Funds are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer, and an indirect, wholly-owned subsidiary of Bank of America Corporation. The Distributor may receive fees for the distribution services it provides to the Funds. The Distributor may also pay commissions and distribution (12b-1) fees, and/or other compensation to companies for selling shares and providing services to investors.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


Columbia Management Advisors, LLC is the administrator of the Funds (Administrator) and is responsible for overseeing the administrative operations of the Funds. The Funds pay the Administrator a fee of 0.23% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of each Fund and is paid monthly.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------


Columbia Management Services, Inc. is the transfer agent for the Funds' shares (Transfer Agent) and is an indirect, wholly-owned subsidiary of Bank of America Corporation. Its responsibilities include transaction processing, calculating and paying distributions and keeping account records.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and transferring shares
(DOLLAR SIGN GRAPHIC)

--------------------------------------------------------------------------------

WE'VE USED THE TERM INVESTMENT PROFESSIONAL TO REFER TO THE PERSON WHO HAS ASSISTED YOU WITH BUYING SHARES OF THE FUNDS. SELLING AGENT OR SERVICING AGENT MEANS THE COMPANY THAT EMPLOYS YOUR INVESTMENT PROFESSIONAL. SELLING AGENTS INCLUDE BANKS, BROKERAGE FIRMS, MUTUAL FUND DEALERS, PARTICIPATING LIFE INSURANCE COMPANIES, AND OTHER FINANCIAL INSTITUTIONS, INCLUDING AFFILIATES OF BANK OF AMERICA.

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------


The Funds of Columbia Funds Variable Insurance Trust I are available only to owners of variable annuity contracts and/or variable life insurance policies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the Funds.

SHORT-TERM TRADING ACTIVITY AND MARKET TIMING -- The interests of a Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Funds are not intended as vehicles for market timing. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the Funds to implement their market timing strategies. Columbia Funds' Board has adopted policies and procedures with respect to market timing activity as discussed below.
Market timing may negatively impact long-term performance of a Fund by requiring it to maintain a larger percentage of assets in cash or to liquidate portfolio holdings at a disadvantageous time. Market timing could increase a Fund's expenses through increased trading and transaction costs, forced and unplanned portfolio turnover, and large asset fluctuations that could diminish a Fund's ability to provide the maximum investment return to all participants. Certain Funds may be more susceptible to these negative effects of market timing. For example, Funds that invest principally in foreign securities may be more susceptible to arbitrage opportunities resulting from mispricing due to time zone differences among international financial markets. Market timers seek potential price differentials that may occur with securities that trade in a different time zone. Funds that invest principally in small- and mid-capitalization securities may be more susceptible to arbitrage opportunities due to the less liquid nature of smaller company securities. Fair value pricing may reduce these arbitrage opportunities.
Shares of the Funds are held through insurance company separate accounts. Accordingly, essentially all purchase, redemption, and transfer orders are received through omnibus accounts, in which shares are held in the name of an insurance company on behalf of multiple variable product owners. Transaction requests submitted to the Funds reflect the netting of transactions of multiple variable product owners whose individual transactions are not disclosed to the Funds. Therefore, Columbia Funds typically is not able to identify trading by a particular variable product owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing.
Columbia Funds, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, Columbia Funds monitors each separate account's daily purchase and redemption orders, which reflect the aggregate and net result of all purchase, redemption, and transfer activity of all variable product owners in that separate account. If Columbia Funds detects that a separate account has conducted two "round trips" (as defined below) in a Fund that are deemed material by Columbia Funds in any 28-day period or if, in the opinion of Columbia Funds, the separate account's prior history may be consistent with a pattern of market timing by variable product owners, Columbia Funds will request that the insurance company research the source of the activity and determine whether a particular variable product owner is engaging in market timing in violation of Columbia Funds' policy. If an insurance company determines that a variable product owner has conducted two round trips that are deemed material by Columbia Funds in any 28-day period, Columbia Funds will generally require rejection of such variable product owner's future purchase orders, including transfer purchase orders, involving any Fund. In addition, if Columbia Funds determines that any variable product owner or separate account has engaged in any type of market timing activity (independent of the two-round trip limit) Columbia Funds may, in its discretion, reject future purchase orders, involving the same or any other Fund. In any event, Columbia Funds also retains the right to reject any order to buy or transfer shares and also retains the right to modify these market timing policies at any time without prior notice to shareholders. The right to redeem shares of a Fund is not affected by any of these limits.

For these purposes, a "round trip" is a purchase by any means into a Fund followed by a redemption, of any amount, by any means out of the same Fund. Under this definition, a transfer into a Fund followed by a transfer out of the same Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an insurance company, adviser, selling agent or trust department, generally will not be considered to be under common ownership or control. The two round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

These policies will be applied uniformly to all insurance companies. However, there is no assurance that the insurance company will investigate trading activity at the request of Columbia Funds, stop activity that proves to be against Columbia Funds' policies or implement Columbia Funds' market timing policies and practices. Columbia Funds must rely, in large part, on the rights, ability, and willingness of insurance companies to detect and deter market timing. Columbia Funds' policies are separate from, and in addition to, any policies and procedures adopted by an insurance company relating to variable product owner transactions. Certain insurance companies have different policies regarding monitoring and restricting market timing in the underlying variable product owner accounts that they maintain through an omnibus account that may be more or less restrictive than Columbia Funds' practices. For example, the terms and conditions of certain existing insurance contracts between an insurance company and a variable product owner may limit the ability of the insurance company to address frequent trading activity by the variable product owner. If the policy of an insurance company is to follow the market timing policy of the underlying investment options, then the policies and practices of the Columbia Funds discussed herein will be implemented by such insurance company. The prospectus that describes your annuity contract and/or life insurance policy will contain a description of the insurance company's policies and procedures, if any, with respect to market timing. Columbia Funds reserves the right, but does not have the obligation, to reject purchase orders from, or to stop or limit the offering of shares to, insurance company separate accounts. In addition, Columbia Funds reserves the right to remove any insurance company from its platform that does not cooperate with a Fund's effort to deter market timing.

The practices and policies described above are intended to deter and curtail market timing in the Columbia Funds. However, there can be no assurance that either Columbia Funds' or the insurance companies' policies and procedures, individually or collectively, will be totally effective in this regard because of various factors. Consequently, there is the risk that Columbia Funds may not be able to do anything in response to market timing that occurs in a Fund which may result in certain variable product owners being able to market time a Fund while the other variable product owners in that Fund bear the burden of such activities.

Columbia Funds seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither Columbia Funds nor its agents shall be held liable for any loss resulting from rejected purchase orders or transfers.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. A BUSINESS DAY ENDS AT THE CLOSE OF REGULAR TRADING ON THE NYSE, USUALLY AT 4:00 P.M. EASTERN TIME. IF THE NYSE CLOSES EARLY, THE BUSINESS DAY ENDS AS OF THE TIME THE NYSE CLOSES.

THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


HOW SHARES ARE PRICED

All transactions are based on the price of a Fund's shares -- or its net asset value per share.

We calculate net asset value per share for each Fund at the end of each business day. First, we calculate the net asset value for each Fund by determining the value of the Fund's assets and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors hold in the Fund.

Shares of the Funds are generally purchased and redeemed at the net asset value per share next determined after your order is received. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for details.

VALUING SECURITIES IN A FUND

The value of a Fund's shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in a Fund. If a market price isn't readily available, we will base the price of the security on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities which may be subject to fair valuation include, but are not limited to: (1) restricted securities for which a pricing service is unable to provide a market price; (2) securities whose trading has been formally suspended; (3) debt securities that have gone into default and for which there is no current market quotation; and
(4) a security whose market price is not available from a pre-established pricing service. In addition, the Funds may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund's share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. We use various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a market price is readily available and, if not, what the security's fair value is.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Columbia Funds has retained an independent fair value pricing service to assist in the fair valuation process for Funds that primarily invest in international securities. Because of the judgment involved in fair value decisions, there can be no assurance that the value ascribed to a particular security is accurate. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Fund could change on days when Fund shares cannot be bought or sold.

Financial intermediary payments
(PERCENT SIGN GRAPHIC)

The Distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.10% and 0.40% on an annual basis for payments based on average net assets of the Funds attributable to the financial intermediary. The Distributor or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.

The Distributor or its affiliates may make other payments or allow promotional incentives to financial intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.


Amounts paid by the Distributor or its affiliates are paid out of the Distributor's or its affiliates' own resources and do not increase the amount paid by you or your Fund. You can find further details about the payments made by the Distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor or its affiliates has agreed to make marketing support payments in the SAI, which can be obtained by calling 1.800.345.6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Distributor and its affiliates and any services your financial intermediary provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial adviser and review carefully any disclosure by the financial intermediary as to compensation received by your financial adviser.

Distributions and taxes

(TAXES GRAPHIC)

ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is generally not subject to federal income tax as long as it distributes its net investment income and net realized capital gain, if any, to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain, if any, to shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

All of the Funds distribute any net realized capital gain at least once a year. Normally, the Funds declare and pay distributions of net investment income annually. The Funds may, however, declare and pay distributions of net investment income more frequently. Zero coupon bonds generate income each year to an investing Fund without generating cash for distributions. A Fund may be required to prematurely sell investments to make distributions or pay for redemptions.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day before the distribution is declared. Shares are eligible to receive net investment income and net realized capital gain distributions from the trade date of the purchase up to and including the day before the shares are sold.

Each time a distribution is made, the net asset value per share of the Fund is reduced by the amount of the distribution. We'll automatically reinvest distributions in additional shares of the same Fund.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT FEDERAL INCOME TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT

Shares of the Funds are only offered to you through a variable annuity contract and/or variable life insurance policy of a participating insurance company. You should review the prospectus and other information provided to you by your participating insurance company regarding the federal income taxation of your variable annuity contract and/or variable life insurance policy. As discussed in the prospectus for your variable annuity contract or variable life insurance policy, your contract or policy may qualify for favorable tax treatment.

As long as your variable annuity contract or variable life insurance policy maintains favorable tax treatment, you will only be taxed on your investment in a Fund through such contract or policy, even if you sell Fund shares or receive the Fund's distributions. In order to qualify for such treatment, among other things, the "separate accounts" of participating insurance companies, which maintain and invest net proceeds from the variable annuity contracts and variable life insurance policies, must be "adequately diversified." Each Fund intends to operate in such a manner so that a separate account investing in Fund shares on behalf of a holder of a variable annuity contract or variable life insurance policy will be "adequately diversified."

Legal matters

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things,
(1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

CIVIL LITIGATION

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action -- Mehta v. AIG Sun America Life Assurance Company -- involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. Plaintiffs have appealed the decision dismissing this action to the Court of Appeals for the Eighth Circuit. This appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

Financial highlights
(DOLLAR SIGN GRAPHIC)

The financial highlights table is designed to help you understand how the Funds' Class A shares have performed for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses associated with the annuity contract or life insurance policy which, if reflected, would reduce the total returns for all periods shown.

This financial information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with each Fund's financial statements, is included in each Fund's annual report. Columbia Funds Variable Insurance Trust I's financial statements are incorporated by reference into the SAI. Please see the back cover of this prospectus to find out how you can get a copy of the SAI.

COLUMBIA MARSICO GROWTH FUND,
VARIABLE SERIES*

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                               12/31/06            12/31/05            12/31/04            12/31/03
  CLASS A SHARES**
  Net asset value, beginning of year            $17.89              $16.65              $14.73              $11.28
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(a)                0.04               (0.03)              (0.02)              (0.04)
  Net realized and unrealized gain/(loss)
    on investments and foreign currency          1.05                1.27                1.94                3.49
  Net increase/(decrease) in net asset
    value from operations                        1.09                1.24                1.92                3.45
  Net asset value, end of year                  $18.98              $17.89              $16.65              $14.73
  TOTAL RETURN(C)(D)                            6.09%               7.45%               13.03%              30.59%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)           $519,349            $172,227            $153,100            $95,596
  Operating expenses                           1.01%(e)            1.09%(e)            1.12%(e)            1.13%(e)
  Interest expense                                --                  --                --%(b)              --%(b)
  Total expenses                               1.01%(e)            1.09%(e)            1.12%(e)            1.13%(e)
  Net investment income/(loss)                  0.21%              (0.15)%             (0.11)%             (0.34)%
  Portfolio turnover rate                        54%                 69%                 77%                 83%
  Waiver/reimbursement                          0.15%               0.25%               0.25%               0.25%

                                               YEAR ENDED
                                                12/31/02
  CLASS A SHARES**
  Net asset value, beginning of year             $13.45
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(a)                (0.05)
  Net realized and unrealized gain/(loss)
    on investments and foreign currency          (2.12)
  Net increase/(decrease) in net asset
    value from operations                        (2.17)
  Net asset value, end of year                   $11.28
  TOTAL RETURN(C)(D)                            (16.13)%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)            $56,948
  Operating expenses                            1.14%(e)
  Interest expense                               --%(b)
  Total expenses                                1.14%(e)
  Net investment income/(loss)                  (0.40)%
  Portfolio turnover rate                         107%
  Waiver/reimbursement                           0.28%

* Prior to May 1, 2006, Columbia Marsico Growth Fund, Variable Series was known as Nations Marsico Growth Portfolio.
** Effective October 2, 2006, the Fund's previously unnamed share class was redesignated as Class A shares.
(a) Per share net investment income/(loss) has been calculated using the average shares outstanding during the period.
(b) Amount rounds to less than 0.01%.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Fund's investment adviser and/or its affiliates not reimbursed a portion of expenses, total return would have been reduced.
(e) The benefit derived from custody credits had an impact of less than 0.01%, except for the year ended December 31, 2006, which had an annualized impact of 0.05%.

COLUMBIA MARSICO FOCUSED EQUITIES
FUND, VARIABLE SERIES*

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                               12/31/06            12/31/05            12/31/04            12/31/03
  CLASS A SHARES**
  Net asset value, beginning of year            $18.62              $16.89              $15.16              $11.39
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(a)                0.02               (0.02)              (0.02)              (0.04)
  Net realized and unrealized gain/(loss)
    on investments and foreign currency          1.52                1.75                1.75                3.81
  Net increase/(decrease) in net asset
    value from operations                        1.54                1.73                1.73                3.77
  Net asset value, end of year                  $20.16              $18.62              $16.89              $15.16
  TOTAL RETURN(B)                              8.27%(c)           10.24%(c)           11.41%(c)             33.10%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)           $206,896            $205,892            $195,738            $162,096
  Operating expenses                           1.05%(d)            1.05%(d)            1.09%(d)            1.08%(d)
  Interest expense                                --                  --                  --                  --
  Total expenses                               1.05%(d)            1.05%(d)            1.09%(d)            1.08%(d)
  Net investment income/(loss)(d)               0.12%              (0.10)%             (0.16)%             (0.29)%
  Portfolio turnover rate                        67%                 68%                 99%                 76%
  Waiver/reimbursement                          0.18%               0.25%               0.25%               0.25%

                                               YEAR ENDED
                                                12/31/02
  CLASS A SHARES**
  Net asset value, beginning of year             $13.42
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(a)                (0.05)
  Net realized and unrealized gain/(loss)
    on investments and foreign currency          (1.98)
  Net increase/(decrease) in net asset
    value from operations                        (2.03)
  Net asset value, end of year                   $11.39
  TOTAL RETURN(B)                               (15.13)%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)            $101,516
  Operating expenses                            1.09%(d)
  Interest expense                               --%(e)
  Total expenses                                1.09%(d)
  Net investment income/(loss)(d)               (0.41)%
  Portfolio turnover rate                         119%
  Waiver/reimbursement                           0.26%

* Prior to May 1, 2006, Columbia Marsico Focused Equities Fund, Variable Series was known as Nations Marsico Focused Equities Portfolio.
** Effective October 2, 2006, the Fund's previously unnamed share class was redesignated as Class A shares.
(a) Per share net investment income/(loss) has been calculated using the average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Fund's investment adviser and/or its affiliates not reimbursed a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits had an impact of less than 0.01%.
(e) Amount rounds to less than 0.01%.

COLUMBIA MID CAP GROWTH
FUND, VARIABLE SERIES*

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                               12/31/06            12/31/05            12/31/04            12/31/03
  CLASS A SHARES**
  Net asset value, beginning of year            $7.92               $8.10               $7.10               $5.57
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(a)                0.01               (0.01)              (0.03)              (0.03)
  Net realized and unrealized gain/(loss)
    on investments and foreign currency          1.35                0.40                1.03                1.56
  Net increase/(decrease) in net asset
    value from operations                        1.36                0.39                1.00                1.53
  LESS DISTRIBUTIONS:
  Distributions from net realized capital
    gains                                       (0.42)              (0.57)                --                  --
  Total dividends and distributions             (0.42)              (0.57)                --                  --
  Net asset value, end of year                  $8.86               $7.92               $8.10               $7.10
  TOTAL RETURN(B)                             17.69%(c)            5.19%(c)           14.08%(c)             27.47%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)           $64,189             $63,956             $59,233             $38,540
  Operating expenses to average net
    assets                                     1.00%(d)            1.00%(d)            1.00%(d)            1.00%(d)
  Interest expense                                --                  --                --%(e)                --
  Total expenses                               1.00%(d)            1.00%(d)            1.00%(d)            1.00%(d)
  Net investment income/(loss)                 0.11%(d)           (0.13)%(d)          (0.49)%(d)          (0.41)%(d)
  Portfolio turnover rate                        176%                57%                 151%                56%
  Waiver/reimbursement                          0.22%               0.33%               0.38%               0.48%

                                               YEAR ENDED
                                                12/31/02
  CLASS A SHARES**
  Net asset value, beginning of year             $8.44
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(a)                (0.02)
  Net realized and unrealized gain/(loss)
    on investments and foreign currency          (2.85)
  Net increase/(decrease) in net asset
    value from operations                        (2.87)
  LESS DISTRIBUTIONS:
  Distributions from net realized capital
    gains                                          --
  Total dividends and distributions                --
  Net asset value, end of year                   $5.57
  TOTAL RETURN(B)                               (34.00)%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)            $12,641
  Operating expenses to average net
    assets                                      1.00%(d)
  Interest expense                                 --
  Total expenses                                1.00%(d)
  Net investment income/(loss)                 (0.38)%(d)
  Portfolio turnover rate                         49%
  Waiver/reimbursement                           1.02%

* Prior to October 2, 2006, Columbia Mid Cap Growth Fund, Variable Series was known as Columbia Marsico Mid Cap Growth Fund, Variable Series. Prior to May 1, 2006, Columbia Marsico Mid Cap Growth Fund, Variable Series was known as Nations Marsico MidCap Growth Portfolio.
** Effective October 2, 2006, the Fund's previously unnamed share class was redesignated as Class A shares.
(a) Per share net investment income/(loss) has been calculated using the average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Fund's investment adviser and/or its affiliates not reimbursed a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits had an impact of less than 0.01%, except for the years ended December 31, 2005 and 2006, which had an annualized impact of 0.04% and 0.03%, respectively.
(e) Amount rounds to less than 0.01%.

COLUMBIA HIGH YIELD FUND,VARIABLE SERIES*

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                               12/31/06            12/31/05            12/31/04            12/31/03
  CLASS A SHARES**
  Net asset value, beginning of year            $10.72              $10.54              $10.41              $8.45
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(a)                0.76                0.70                0.72                0.81
  Net realized and unrealized gain/(loss)
    on investments and foreign currency          0.42               (0.47)               0.46                1.83
  Net increase/(decrease) in net asset
    value from operations                        1.18                0.23                1.18                2.64
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.28)              (0.02)              (0.69)              (0.67)
  Distributions from net realized capital
    gains                                       (0.10)              (0.03)              (0.36)              (0.01)
  Total dividends and distributions             (0.38)              (0.05)              (1.05)              (0.68)
  Net asset value, end of year                  $11.52              $10.72              $10.54              $10.41
  TOTAL RETURN(B)                             11.25%(c)            2.15%(c)           11.40%(c)           31.20%(c)
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)           $99,836             $96,350             $98,411             $80,317
  Operating expenses                           0.70%(d)            0.97%(d)            0.95%(d)            0.96%(d)
  Interest expense                              --%(e)                --                  --                  --
  Total expenses                               0.70%(d)            0.97%(d)            0.95%(d)            0.96%(d)
  Net investment income/(loss)                  6.89%               6.65%               6.71%               8.18%
  Portfolio turnover rate                        80%                 44%                 43%                 43%
  Waiver/reimbursement                          0.25%               0.25%               0.25%               0.27%

                                               YEAR ENDED
                                                12/31/02
  CLASS A SHARES**
  Net asset value, beginning of year             $8.87
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(a)                 0.80
  Net realized and unrealized gain/(loss)
    on investments and foreign currency          (0.61)
  Net increase/(decrease) in net asset
    value from operations                         0.19
  LESS DISTRIBUTIONS:
  Dividends from net investment income           (0.61)
  Distributions from net realized capital
    gains                                          --
  Total dividends and distributions              (0.61)
  Net asset value, end of year                   $8.45
  TOTAL RETURN(B)                               2.18%(c)
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)            $35,354
  Operating expenses                            1.00%(d)
  Interest expense                                 --
  Total expenses                                1.00%(d)
  Net investment income/(loss)                   9.19%
  Portfolio turnover rate                         62%
  Waiver/reimbursement                           0.44%

* Prior to May 1, 2006, Columbia High Yield Fund, Variable Series was known as Nations High Yield Bond Portfolio.
** Effective May 1, 2006, the Fund's previously unnamed share class was redesignated as Class A shares.
(a) Per share net investment income/(loss) has been calculated using the average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Fund's investment adviser and/or its affiliates not reimbursed a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits had an impact of less than 0.01%.
(e) Amount rounds to less than 0.01%.

Hypothetical investment and expense information

The following supplemental hypothetical investment information provides additional information about the effect of the expenses of each Fund, including investment advisory fees and other Fund costs, on each Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class A shares of each Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is presented in the charts, and is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower.

COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES -- CLASS A SHARES

      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT        ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                                5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    ANNUAL FEES
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    & EXPENSES(1)
       1            5.00%              1.01%                3.99%             $10,399.00          $103.01
       2           10.25%              1.01%                8.14%             $10,813.92          $107.13
       3           15.76%              1.01%               12.45%             $11,245.40          $111.40
       4           21.55%              1.01%               16.94%             $11,694.09          $115.84
       5           27.63%              1.01%               21.61%             $12,160.68          $120.47
       6           34.01%              1.01%               26.46%             $12,645.89          $125.27
       7           40.71%              1.01%               31.50%             $13,150.46          $130.27
       8           47.75%              1.01%               36.75%             $13,675.17          $135.47
       9           55.13%              1.01%               42.21%             $14,220.81          $140.87
      10           62.89%              1.01%               47.88%             $14,788.22          $146.50



  TOTAL GAIN AFTER FEES & EXPENSES                                            $ 4,788.22
  TOTAL ANNUAL FEES & EXPENSES                                                                  $1,236.23

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA MARSICO FOCUSED EQUITIES FUND, VARIABLE SERIES -- CLASS A SHARES

      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT        ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                                5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    ANNUAL FEES
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    & EXPENSES(1)
       1            5.00%              1.05%                3.95%             $10,395.00          $107.07
       2           10.25%              1.05%                8.06%             $10,805.60          $111.30
       3           15.76%              1.05%               12.32%             $11,232.42          $115.70
       4           21.55%              1.05%               16.76%             $11,676.10          $120.27
       5           27.63%              1.05%               21.37%             $12,137.31          $125.02
       6           34.01%              1.05%               26.17%             $12,616.73          $129.96
       7           40.71%              1.05%               31.15%             $13,115.10          $135.09
       8           47.75%              1.05%               36.33%             $13,633.14          $140.43
       9           55.13%              1.05%               41.72%             $14,171.65          $145.98
      10           62.89%              1.05%               47.31%             $14,731.43          $151.74



  TOTAL GAIN AFTER FEES & EXPENSES                                            $ 4,731.43
  TOTAL ANNUAL FEES & EXPENSES                                                                  $1,282.56

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA MID CAP GROWTH FUND, VARIABLE SERIES -- CLASS A SHARES


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT        ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                                5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    ANNUAL FEES
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    & EXPENSES(1)
       1            5.00%              1.04%                3.96%             $10,396.00          $106.06
       2           10.25%              1.04%                8.08%             $10,807.68          $110.26
       3           15.76%              1.04%               12.36%             $11,235.67          $114.63
       4           21.55%              1.04%               16.81%             $11,680.60          $119.16
       5           27.63%              1.04%               21.43%             $12,143.15          $123.88
       6           34.01%              1.04%               26.24%             $12,624.02          $128.79
       7           40.71%              1.04%               31.24%             $13,123.93          $133.89
       8           47.75%              1.04%               36.44%             $13,643.64          $139.19
       9           55.13%              1.04%               41.84%             $14,183.93          $144.70
      10           62.89%              1.04%               47.46%             $14,745.61          $150.43



          TOTAL GAIN AFTER FEES & EXPENSES                                    $ 4,745.61
            TOTAL ANNUAL FEES & EXPENSES                                                        $1,270.99

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES -- CLASS A SHARES

      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT        ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                                5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    ANNUAL FEES
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    & EXPENSES(1)
       1            5.00%              0.60%                4.40%             $10,440.00           $61.32
       2           10.25%              0.87%                8.71%             $10,871.17           $92.70
       3           15.76%              0.87%               13.20%             $11,320.15           $96.53
       4           21.55%              0.87%               17.88%             $11,787.67          $100.52
       5           27.63%              0.87%               22.75%             $12,274.50          $104.67
       6           34.01%              0.87%               27.81%             $12,781.44          $108.99
       7           40.71%              0.87%               33.09%             $13,309.32          $113.49
       8           47.75%              0.87%               38.59%             $13,858.99          $118.18
       9           55.13%              0.87%               44.31%             $14,431.37          $123.06
      10           62.89%              0.87%               50.27%             $15,027.38          $128.15



  TOTAL GAIN AFTER FEES & EXPENSES                                            $ 5,027.38
  TOTAL ANNUAL FEES & EXPENSES                                                                  $1,047.61

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------

Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

ASSET-BACKED SECURITY -- a debt security that gives an investor an interest in a pool of assets that is collateralized or "backed" by one or more kinds of assets, including automobile loans or credit card receivables, generally issued by banks, credit card companies or other lenders. Asset-backed securities typically make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a domestic or U.S. branch of a foreign bank, including certificates of deposit, time deposits and bankers' acceptances.

BOND -- a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. An investor realizes a capital gain when it sells a security for more than it paid for it. An investor realizes a capital loss when it sells a security for less than it paid for it.

CASH EQUIVALENTS -- short-term, interest-bearing instruments which can easily be converted into cash, including U.S. government obligations, bank obligations, and certain asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investors Service, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).


COLLATERALIZED MORTGAGE OBLIGATION (CMO) -- a type of mortgage-backed security. CMO payment obligations are covered by interest and/or principal payments from a pool of mortgages. In addition, the underlying assets of a CMO are typically separated into classes, called tranches, based on maturity. Each tranche pays a different rate of interest. CMOs are not generally issued by the U.S. government, its agencies or instrumentalities.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows an investor to vote at shareholder meetings and to share in the company's profits by receiving dividends.

CONVERTIBLE DEBT -- a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

CONVERTIBLE SECURITY -- a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

CREDIT SUISSE HIGH YIELD INDEX -- an unmanaged trader-priced portfolio constructed to mirror the investable universe of the dollar-denominated high yield debt market. Issues must be publicly registered in the U.S. or issued under Rule 144A with registration rights. The index includes below investment grade, cash pay, zero-coupon, stepped-rate and pay-in-kind bonds with at least one year remaining to maturity. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

CROSSING NETWORKS -- an electronic system where anonymous parties can match buy and sell transactions. These transactions don't affect the market, and transaction costs are extremely low.

DEBT SECURITY -- a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

DEPOSITARY RECEIPTS -- evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

DERIVATIVES -- A derivative is a financial contract whose value is based upon, or "derived" from, an underlying financial asset (such as a stock or a bond), a commodity (such as gold), a market index (such as the S&P 500) or a reference rate (such as the prime lending interest rate). Examples of derivative instruments include futures, options, index-, equity-, commodity- and currency-linked securities, warrants and swap contracts. For a detailed description of the derivatives described here, see the SAI.

DIVERSIFIED -- A diversified fund, as defined by the 1940 Act, must have at least 75% of its total assets in cash and cash equivalents, government securities, securities of other investment companies, or other securities. For purposes of this calculation, the fund may not count securities of a single issuer that comprise more than 5% of the fund's assets.

DIVIDEND YIELD -- rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

DURATION -- a measure used to estimate how much a Fund's net asset value will fluctuate in response to a change in interest rates. For example, if interest rates rise by one percentage point, the share price of a fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the fund's share price would rise by about 5%.

EQUITY SECURITY -- an investment that gives an investor an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provides certain guarantees. The securities issued by the FHLMC are guaranteed as to timely payment of interest and the ultimate collection of principal only by the FHLMC and are not insured or guaranteed by the U.S. government.

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. FNMA is a congressionally chartered company, although neither its common stock nor the securities it issues are insured or guaranteed by the U.S. government. The securities issued by FNMA are guaranteed as to timely payment of both principal and interest only by FNMA.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

FOREIGN SECURITY -- a debt or equity security determined by a Fund's portfolio management team or portfolio manager(s) to be foreign based on an issuer's domicile, its principal place of business, the source of its revenues or other factors. An American Depository Receipt (ADR) may be considered a foreign security by a Fund's portfolio management team or portfolio manager(s).

FORWARD FOREIGN CURRENCY CONTRACTS -- a forward foreign currency contract includes an obligation to purchase or sell a foreign currency at a specified future date.

FORWARD PURCHASE AGREEMENT -- a contract obligating one party to buy and another party to sell an equity security, commodity, currency or other financial instrument at a specific future date.

FUNDAMENTAL ANALYSIS -- a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

FUTURES CONTRACT -- a contract to buy or sell underlying instruments at a specified price on a specified future date. The price is typically set through a futures exchange.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- a government-owned corporation that is considered an agency of the U.S. government. It guarantees, with the full faith and credit of the U.S. government, full and timely payment of all principal and interest on its mortgage-backed securities.

HIGH QUALITY -- includes municipal securities that are rated in the two highest short-term debt categories according to an NRSRO such as S&P or Moody's. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by a Fund's Board. Please see the SAI for more information about credit ratings.

HIGH YIELD DEBT SECURITY -- debt securities that, at the time of purchase, are rated "BB" or below by S&P or "Ba" or below by Moody's, or that are unrated and determined by the portfolio management team to be of comparable quality.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

INTEREST RATE SWAP -- an agreement between two parties to exchange periodic interest payments based on a predetermined principal amount.

INVESTMENT GRADE -- a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The portfolio management team may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.

LEHMAN BROTHERS U.S. AGGREGATE INDEX -- an unmanaged index of U.S. government agency and U.S. Treasury securities, investment grade corporate bonds and asset-, mortgage-, and commercial mortgage-backed securities. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term, high quality debt security. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

MORTGAGE-BACKED SECURITY OR MORTGAGE-RELATED SECURITY -- a debt security that gives you an interest in, and is backed by, a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities typically make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

MSCI EAFE INDEX -- an unmanaged free float-adjusted market capitalization index that measures developed market equity performance, excluding the U.S. and Canada. The index includes Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public or private projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from municipal securities that pay for "public" projects and services is exempt from federal income taxes and is generally exempt from state taxes if an investor lives in the state that issued the security. If an investor lives in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's.

OPTIONS -- An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

OVER-THE-COUNTER MARKET -- a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

PREFERRED STOCK -- a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors. Ownership of preferred stock typically does not come with certain voting rights that come with common stock.

PRICE-TO-EARNINGS RATIO (P/E RATIO) -- the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

PRIVATE PLACEMENT -- a private placement is the sale of stocks, bonds or other investments directly to a qualified investor without having to register the offering with the SEC or other comparable foreign regulatory authorities. Qualified investors are typically large institutional investors or high net worth individuals. Securities acquired through private placements generally may not be resold.

QUANTITATIVE ANALYSIS -- an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

REAL ESTATE INVESTMENT TRUST (REIT) -- a portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests. A REIT is a tax-advantaged entity whose assets are composed primarily of such investments.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price. Reverse repurchase agreements are, in effect, loans to a fund.

RIGHT -- a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

RUSSELL 1000(R) INDEX -- an unmanaged index that measures the performance of the largest 1,000 U.S. companies and represents approximately 90% of the U.S. equity market. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 1000(R) VALUE INDEX -- an unmanaged index that measures the performance of those securities in the Russell 1000(R) Index with lower price-to-book ratios and forecasted growth rates. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 2000(R) INDEX -- an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and represents approximately 8% of the U.S. equity market. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 2000(R) GROWTH INDEX -- an unmanaged index that measures the performance of those securities in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth rates. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 3000(R) INDEX -- an unmanaged index that measures the performance of the 3,000 largest U.S. securities based on total market capitalization, and represents approximately 98% of the investable U.S. equity market. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL MIDCAP(R) GROWTH INDEX -- an unmanaged index that measures the performance of those securities in the Russell MidCap(R) Index with higher price-to-book ratios and forecasted growth values. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL MIDCAP(R) INDEX -- an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index and represents approximately 24% of the U.S. equity market. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P 500 INDEX(1) -- an unmanaged index of 500 widely held common stocks. The S&P covers 80% of the U.S. market and encompasses more than 100 different industry groups. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

SENIOR SECURITY -- a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

TOTAL RETURN SWAP -- an agreement between two parties to exchange periodic interest payments for the total return of an equity or fixed income instrument.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

WARRANT -- a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

ZERO-COUPON BOND -- a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return.

(1)"Standard and Poor's", "S&P", "S&P 500", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Adviser. The Portfolios are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the Portfolios.

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

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

COLUMBIA MANAGEMENT.

Where to find more information

The Funds of Columbia Funds Variable Insurance Trust I are available only to the owners of variable annuity contracts and/or variable life insurance policies issued by leading life insurance companies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the Funds. You'll find more information about the Funds of Columbia Funds Variable Insurance Trust I in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (its incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting the life insurance company that issued your variable annuity contract and/or variable life insurance policy, or by contacting Columbia Management Services, Inc. as follows:

By telephone:
1.800.345.6611

By mail:
COLUMBIA MANAGEMENT SERVICES, INC.
P.O. BOX 8081
BOSTON, MA 02266-8081

The annual and semi-annual reports and the SAI are not available on an Internet site because Columbia Management does not maintain an Internet site for the Funds of Columbia Funds Variable Insurance Trust I, which are available only through variable annuity contracts and/or variable life insurance policies issued by leading life insurance companies.

Information about the Funds can be reviewed and copies at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.551.8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

SEC file number: 811-08481
Columbia Funds Variable Insurance Trust I

                    COLUMBIA FUNDS VARIABLE INSURANCE TRUST

PROSPECTUS DATED MAY 1, 2007

COLUMBIA ASSET ALLOCATION FUND, VARIABLE SERIES
COLUMBIA FEDERAL SECURITIES FUND, VARIABLE SERIES
COLUMBIA INTERNATIONAL FUND, VARIABLE SERIES
COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES

COLUMBIA LARGE CAP VALUE FUND, VARIABLE SERIES


COLUMBIA MONEY MARKET FUND, VARIABLE SERIES


COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES


COLUMBIA STRATEGIC INCOME FUND, VARIABLE SERIES



CLASS A AND B SHARES


Class A and Class B shares of Columbia Funds Variable Insurance Trust are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

                                    * * * *

This prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.

                                    * * * *

INVESTMENTS IN THE COLUMBIA MONEY MARKET FUND, VARIABLE SERIES ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND'S $1.00 NET ASSET VALUE PER SHARE WILL BE MAINTAINED.

                                    * * * *

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

-----------------------------
Not FDIC    May Lose Value
 Insured  ------------------
           No Bank Guarantee
-----------------------------

                               TABLE OF CONTENTS


THE TRUST                                                        3
------------------------------------------------------------------
THE FUNDS                                                        4
------------------------------------------------------------------
Each of these sections discusses the following topics:
Investment Goal(s), Principal Investment Strategies,
Principal Investment Risks, Performance History and Your
Expenses
Columbia Asset Allocation Fund, Variable Series.............     4
Columbia Federal Securities Fund, Variable Series...........    10
Columbia International Fund, Variable Series................    14
Columbia Large Cap Growth Fund, Variable Series.............    20
Columbia Large Cap Value Fund, Variable Series..............    24
Columbia Money Market Fund, Variable Series.................    28
Columbia Small Cap Value Fund, Variable Series..............    32
Columbia Strategic Income Fund, Variable Series.............    36
PORTFOLIO HOLDINGS DISCLOSURE                                   41
------------------------------------------------------------------
TRUST MANAGEMENT ORGANIZATIONS                                  41
------------------------------------------------------------------
The Trustees................................................    41
Investment Advisor..........................................    41
Portfolio Managers and Investment Sub-Advisor...............    41
Legal Proceedings...........................................    47
Rule 12b-1 Plan.............................................    48
Financial Intermediary Payments.............................    48
Mixed and Shared Funding....................................    49
OTHER INVESTMENT STRATEGIES AND RISKS                           50
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            54
------------------------------------------------------------------
SHAREHOLDER INFORMATION                                         64
------------------------------------------------------------------
Purchases and Redemptions...................................    64
Fund Policy on Trading of Fund Shares.......................    64
How the Funds Calculate Net Asset Value.....................    65
Dividends and Distributions.................................    65
Tax Consequences............................................    66
Other Class of Shares.......................................    66
APPENDIX A                                                      67
------------------------------------------------------------------

                                   THE TRUST


Columbia Funds Variable Insurance Trust ("Trust") includes eleven separate series (each a "Fund" and collectively, the "Funds"), each with its own investment goal(s) and strategies. This prospectus contains information about the following Funds: Columbia Asset Allocation Fund, Variable Series ("Asset Allocation Fund"), Columbia Federal Securities Fund, Variable Series ("Federal Securities Fund"), Columbia International Fund, Variable Series ("International Fund"), Columbia Large Cap Growth Fund, Variable Series ("Large Cap Growth Fund"), Columbia Large Cap Value Fund, Variable Series ("Large Cap Value Fund"), Columbia Money Market Fund, Variable Series ("Money Market Fund"), Columbia Small Cap Value Fund, Variable Series ("Small Cap Value Fund"), and Columbia Strategic Income Fund, Variable Series ("Strategic Income Fund"). Columbia Management Advisors, LLC ("Columbia Advisors") is the investment advisor to the Funds. Columbia Advisors is a direct, wholly owned subsidiary of Columbia Management Group, LLC ("CMG"), which in turn is a direct, wholly owned subsidiary of Bank of America, which in turn is a wholly owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation.



Other Funds may be added to the Trust and some Funds may be eliminated from time to time. Each Fund, except for Money Market Fund, offers two classes of shares -- Class A and Class B shares. The Money Market Fund offers Class A shares only. Each share class has its own expense structure. This prospectus contains only Class A shares for all the Funds except International Fund. This prospectus contains both Class A and Class B shares for the International Fund.


The Funds are investment options under variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") issued by certain life insurance companies ("Participating Insurance Companies"). Participating Insurance Companies invest in the Funds through separate accounts that they set up for that purpose. Owners of VA contracts and VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company. The distributor of the Funds is Columbia Management Distributors, Inc. ("CMD"). CMD is a direct wholly owned subsidiary of Columbia Advisors.

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their VA contracts and VLI policies. The Trust assumes no responsibility for the accuracy or adequacy of those prospectuses.

                                   THE FUNDS

                COLUMBIA ASSET ALLOCATION FUND, VARIABLE SERIES

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks high total investment return.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund's investment advisor allocates the Fund's assets among various classes of equity and debt securities, including large capitalization ("large-cap") growth stocks; large-cap value stocks; middle capitalization ("mid-cap") growth stocks; mid-cap value stocks; small capitalization ("small-cap") growth stocks; small-cap value stocks; real estate investment trusts ("REITs"); foreign stocks; investment grade bonds; and non-investment grade bonds. Each asset class is managed by a separate portfolio manager or team with experience in investing in that particular class.

The Fund's lead portfolio managers allocate the Fund's assets among the various asset classes. The lead portfolio managers adjust the number of asset classes, as well as the portion of the Fund's assets allocated to each asset class, from time to time, based on an assessment of such factors as relative attractiveness, valuation, fundamentals, quantitative analyses, economic and market expectations, and recommendations of the investment strategy group of the Fund's advisor.

In selecting equity securities, the advisor favors stocks with long-term growth potential that are expected to outperform their peers over time. The advisor also forecasts the direction and degree of change in long-term interest rates to help in the selection of debt securities. Investment grade debt securities purchased by the Fund will have one of the top four ratings assigned by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's"), or will be unrated securities determined by the advisor to be of comparable quality. When deemed appropriate by the advisor, however, the Fund may invest up to 10% of its net assets in non-investment grade debt securities (also known as "junk bonds"). The Fund also may participate in mortgage dollar rolls. The Fund keeps at least 25% of its total assets in fixed income investments, including debt securities and preferred stocks, at all times.

The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of fixed income securities. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to investments of that kind.

The Fund may invest up to 25% of its net assets in foreign securities and up to 10% of its net assets in REITs.

At times, the advisor may maintain cash positions for liquidity purposes, temporary defensive purposes, or to implement the Fund's active allocation strategy.

The Fund will sell a portfolio security when, as a result of changes in the economy, the advisor determines it is appropriate to revise the allocation of the Fund's assets. A security may also be sold as a result of an actual or expected deterioration in the performance of the security or in the financial condition of the issuer of the security.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

THE FUNDS COLUMBIA ASSET ALLOCATION FUND, VARIABLE SERIES

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued or supported by private entities, including corporate bonds, municipal bonds and mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income. The Fund's investments in securities issued by U.S. government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, are not funded by Congressional appropriations and are neither guaranteed nor insured by the U.S. government. Furthermore, no assurances can be given that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in asset-backed and mortgage-backed securities. With respect to investments in mortgage-backed securities, prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

Mortgage dollar rolls are transactions in which the Fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. These transactions simulate an investment in mortgage-backed securities and have the potential to enhance the Fund's returns and reduce its administrative burdens, compared with holding mortgage-backed securities directly. Mortgage dollar rolls involve the risks that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the other party may default on its obligations. These transactions may increase the Fund's portfolio turnover rate.

Reinvestment risk is the risk that income from the Fund's debt securities will decline if and when the Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the current earnings rate of the Fund's portfolio.

Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.

THE FUNDS COLUMBIA ASSET ALLOCATION FUND, VARIABLE SERIES

Call risk is the chance that, during periods of falling interest rates, a bond issuer will "call" -- or repay -- its high-yielding bond before the bond's maturity date. The Fund could experience a decline in income if it has to reinvest the unanticipated proceeds at a lower interest rate.

Derivatives involve special risks and may result in losses. The Fund may enter into a number of derivative strategies, including those that employ futures and options, swap contracts, and inverse floaters to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an interest in an opposite position. Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund or that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.

The Fund may invest in real estate investment trusts ("REITs"). REITs are entities which either own properties or make construction or mortgage loans. REITs also may include operating or finance companies. Investing in REITs involves certain unique risks in addition to those risks associated with the real estate industry in general. The prices of REITs are affected by changes in the value of the underlying property owned by the REITs. In addition, although the Fund does not invest directly in real estate, a REIT investment by the Fund is subject to certain of the risks associated with the ownership of real estate. These risks include possible declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds and changes in interest rates.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may fall, or may not approach the value the advisor has placed on it.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Convertible securities are securities that can be converted into common stock, such as certain debt securities and preferred stock. Convertible securities are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to market risk.

THE FUNDS COLUMBIA ASSET ALLOCATION FUND, VARIABLE SERIES

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Small- or mid-cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Frequent trading risk. Frequent trading of investments usually increases the chance that the Fund's investments will produce capital gains or losses. Frequent trading could also mean higher transaction costs, which could reduce the Fund's return.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUNDS COLUMBIA ASSET ALLOCATION FUND, VARIABLE SERIES

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class A shares compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. The Fund's performance results do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the performance shown would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance.


The Fund's returns are compared to the Standard & Poor's 500 Index ("S&P 500 Index"), an unmanaged index that tracks the performance of 500 widely held, large-cap U.S. stocks. The Fund's returns are also compared to the Lehman Brothers Aggregate Bond Index ("Lehman Index"), a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

CALENDAR YEAR TOTAL RETURNS (CLASS A)

                                  (BAR CHART)

                       16.82%     12.54%     12.53%                                      20.46%      9.99%      6.53%     11.79%
                                                        -1.02%     -9.19%     -11.73%
                        1997       1998       1999       2000       2001       2002       2003       2004       2005       2006


                                                          For the periods shown in bar chart:
                                                          Best quarter: 2nd quarter 2003, +12.39%
                                                          Worst quarter: 3rd quarter 2002, -10.73%

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2006

                                       INCEPTION DATE         1 YEAR         5 YEARS         10 YEARS
Class A (%)                                1/1/89             11.79           6.85             6.36
-----------------------------------------------------------------------------------------------------
S&P 500 Index (%)                             N/A             15.79           6.19             8.42
-----------------------------------------------------------------------------------------------------
Lehman Index (%)                              N/A              4.33           5.06             6.24

THE FUNDS COLUMBIA ASSET ALLOCATION FUND, VARIABLE SERIES

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund. Annual fund operating expenses are paid by the Fund. They include management and administration fees, and other expenses that generally include, but are not limited to, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time to time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                          CLASS A
Management fee (1) (%)                                     0.60
-----------------------------------------------------------------
Distribution and service (12b-1) fees (%)                  0.00
-----------------------------------------------------------------
Other expenses (2) (%)                                     0.19
-----------------------------------------------------------------
Total annual fund operating expenses (2) (%)               0.79

(1) The Fund pays a management fee of 0.45% and an administration fee of 0.15%. The Fund's investment advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily net assets. The breakpoint schedule for the Fund is as follows: 0.45% for assets up to $1 billion; 0.40% for assets in excess of $1 billion and up to $1.5 billion; and 0.35% for assets in excess of $1.5 billion.

(2) The Fund's advisor has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.75%. If this waiver and reimbursement were reflected in the table, other expenses for Class A shares would be 0.15% and total annual fund operating expenses for Class A shares would be 0.75%. This arrangement may be modified or terminated by the advisor at any time.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. The table does not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. It uses the following hypothetical conditions:

     -  $10,000 initial investment
     -  5% total return for each year
     -  Fund operating expenses remain the same
     -  Reinvestment of all dividends and distributions

                         1 YEAR                3 YEARS                5 YEARS                10 YEARS
Class A                   $81                   $252                   $439                    $978

See Appendix A for additional hypothetical investment and expense information.

               COLUMBIA FEDERAL SECURITIES FUND, VARIABLE SERIES

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks the highest possible level of current income, consistent with safety of principal and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
As a matter of fundamental investment policy that cannot be changed without shareholder approval, under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. government securities, including U.S. Treasury securities and securities of various U.S. government agencies. Agency securities include debt issued by various agencies as well as mortgage-backed securities. Although certain of those agencies may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury.

The Fund may also invest in corporate bonds or mortgage- or asset-backed securities that are issued by a private entity. The Fund may also participate in mortgage dollar rolls. To select investments for the Fund, the Fund's investment advisor looks for securities that balance the potential for the highest yield and relative value with the prospects for incremental capital appreciation. The Fund may invest in securities rated investment grade, which means within the top four ratings assigned by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund also may invest in unrated securities if the advisor believes the securities are comparable in quality to securities that are rated investment grade.

The Fund normally maintains a duration of greater than three years and less than 10 years. As a result, the Fund's portfolio has market risks and an expected average life comparable to intermediate- to long-term bonds. The advisor may vary the Fund's duration depending on its forecast of interest rates and market conditions (for example, when interest rates are expected to increase, the advisor may shorten the duration, and vice versa).

Understanding duration. Duration is the most common measure of the interest rate risk of a bond. It measures the sensitivity of the bond's price to changes in interest rates. A fund's duration is the market value weighted average of the durations of the securities in which the fund invests. Generally, the shorter a fund's duration, the less its share price will change when there is a change in interest rates. The advisor uses duration management to control some of the potential risk of investing in the Fund.

The Fund has wide flexibility to vary its allocation among different types of U.S. government securities and the securities of non-governmental issuers based on the advisor's judgment of which types of securities will outperform the others. In selecting investments for the Fund, the advisor considers a security's expected income together with its potential to rise or fall in price.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

THE FUNDS COLUMBIA FEDERAL SECURITIES FUND, VARIABLE SERIES

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued or supported by private entities, including corporate bonds and mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income. The Fund's investments in securities issued by U.S. government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"), are not funded by Congressional appropriations and are neither guaranteed nor insured by the U.S. government. Furthermore, no assurances can be given that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in asset-backed and mortgage-backed securities. With respect to investments in mortgage-backed securities, prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

Mortgage dollar rolls are transactions in which the Fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. These transactions simulate an investment in mortgage-backed securities and have the potential to enhance the Fund's returns and reduce its administrative burdens, compared with holding mortgage-backed securities directly. Mortgage dollar rolls involve the risks that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the other party may default on its obligations. These transactions may increase the Fund's portfolio turnover rate.

Frequent trading risk. Frequent trading of investments usually increases the chance that the Fund's investments will produce capital gains or losses. Frequent trading could also mean higher transaction costs, which could reduce the Fund's return.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUNDS COLUMBIA FEDERAL SECURITIES FUND, VARIABLE SERIES

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class A shares compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. The Fund's performance results do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the performance shown would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance.


The Fund's returns are compared to the Citigroup Government/Mortgage Bond Index ("Citigroup Index"), an unmanaged index that is a combination of the Citigroup US Government Index ("Government Index") and the Citigroup Mortgage Index ("Mortgage Index"). The Government Index tracks the performance of the Treasury and government sponsored indices within the US Broad Investment Grade ("BIG") Bond Index. The Mortgage Index tracks the performance of the mortgage component of the US BIG Bond Index, comprising 30- and 15-year Government National Mortgage Association ("GNMA"), FNMA, and FHLMC pass-throughs and FNMA and FHLMC balloon mortgages. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

CALENDAR YEAR TOTAL RETURNS (CLASS A)

                                  (BAR CHART)

                        9.04%      6.80%      1.08%     10.83%      7.03%      9.85%      2.64%      4.15%      2.58%      3.72%
                        1997       1998       1999       2000       2001       2002       2003       2004       2005       2006


                                           For the periods shown in bar chart:
                                           Best quarter: 3rd quarter 2002, +5.21%
                                           Worst quarter: 2nd quarter 2004, -2.38%

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2006

                                       INCEPTION DATE         1 YEAR         5 YEARS         10 YEARS
Class A (%)                                1/1/89              3.72           4.55             5.72
-----------------------------------------------------------------------------------------------------
Citigroup Index (%)                           N/A              4.26           4.78             6.10

THE FUNDS COLUMBIA FEDERAL SECURITIES FUND, VARIABLE SERIES

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund. Annual fund operating expenses are paid by the Fund. They include management and administration fees, and other expenses that generally include, but are not limited to, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time to time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                          CLASS A
Management fee (1) (%)                                     0.53
-----------------------------------------------------------------
Distribution and service (12b-1) fees (%)                  0.00
-----------------------------------------------------------------
Other expenses (%)                                         0.13
-----------------------------------------------------------------
Total annual fund operating expenses (%)                   0.66

(1) The Fund pays a management fee of 0.38% and an administration fee of 0.15%. The Fund's investment advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily net assets. The breakpoint schedule for the Fund is as follows: 0.38% for assets up to $500 million; 0.33% for assets in excess of $500 million and up to $1 billion; 0.30% for assets in excess of $1 billion and up to $1.5 billion; 0.27% for assets in excess of $1.5 billion and up to $3 billion; 0.26% for assets in excess of $3 billion and up to $6 billion; and 0.25% for assets in excess of $6 billion.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. It uses the following hypothetical conditions:
     -  $10,000 initial investment
     -  5% total return for each year
     -  Fund operating expenses remain the same
     -  Reinvestment of all dividends and distributions

                         1 YEAR                3 YEARS                5 YEARS                10 YEARS
Class A                   $67                   $211                   $368                    $822

See Appendix A for additional hypothetical investment and expense information.

                  COLUMBIA INTERNATIONAL FUND, VARIABLE SERIES

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term growth.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests primarily in equity securities of growth companies located outside the United States. The Fund may invest in equity securities located in any foreign country, including emerging market countries. The Fund may invest in companies of any size, including small capitalization ("small-cap") stocks. The Fund may also invest in high-quality foreign government debt securities. The Fund generally diversifies its holdings across several different countries and regions.

The Fund's investment advisor uses a bottom-up analysis to conduct in-depth company research in order to identify attractive securities for investment. Fundamental security analysis is used to evaluate the merits of individual companies being considered for investment. All stocks in the available investment universe will be rated according to a pre-determined set of criteria including measures of relative valuation, operating efficiency, capital discipline, accounting conservatism and timeliness, all of which have demonstrated effectiveness in predicting future out performance. Stocks ranking in the highest levels of attractiveness on these metrics will be subjected to rigorous fundamental evaluation. We look for companies with improving trends in revenue and earnings, rising returns on capital and strong or improving cash generation. Stocks deemed attractive after this second stage of evaluation will comprise the primary list of investment prospects.

The Fund may invest up to 10% of its assets in shares of other investment companies. Investing in investment companies may involve payment of duplicate fees because the Fund, as a shareholder, will indirectly pay a portion of the other investment company's expenses.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued or supported by private entities, including corporate bonds and mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may

THE FUNDS COLUMBIA INTERNATIONAL FUND, VARIABLE SERIES

fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Because the Fund invests predominantly in foreign securities, the Fund may be particularly susceptible to market timers. Market timers generally attempt to take advantage of the way the Fund prices its shares by trading based on market information they expect will lead to a change in the Fund's net asset value on the next pricing day. Market timing activity may be disruptive to Fund management and, since a market timer's profits are effectively paid directly out of the Fund's assets, may negatively impact the investment returns of other shareholders. Although the Fund has adopted certain policies and methods intended to identify and discourage frequent trading based on this strategy, it cannot ensure that all such activity can be identified or terminated.

Investments in emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Small- or mid-cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Frequent trading risk. Frequent trading of investments usually increases the chance that the Fund's investments will produce capital gains or losses. Frequent trading could also mean higher transaction costs, which could reduce the Fund's return.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUNDS COLUMBIA INTERNATIONAL FUND, VARIABLE SERIES

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns for its Class A and Class B shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class A and Class B shares compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. The Fund's performance results do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the performance shown would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance.


The Fund's returns are compared to the Morgan Stanley Capital International Europe, Australasia, Far East Index ("MSCI EAFE Index"), an unmanaged index that is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

CALENDAR YEAR TOTAL RETURNS (CLASS A)

                                  (BAR CHART)

                                  12.96%     40.58%                                      35.54%     13.73%     13.16%     25.17%
                       -3.27%                           -18.47%    -24.35%    -13.35%
                        1997       1998       1999       2000       2001       2002       2003       2004       2005       2006


                                                          For the periods shown in bar chart:
                                                          Best quarter: 4th quarter 1999, +23.31%
                                                          Worst quarter: 1st quarter 2001, -17.62%

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2006

                                       INCEPTION DATE         1 YEAR         5 YEARS         10 YEARS
Class A (%)                                5/2/94             25.17           13.60            6.01
-----------------------------------------------------------------------------------------------------
MSCI EAFE Index (%)                       N/A                 26.34           14.98            7.71

THE FUNDS COLUMBIA INTERNATIONAL FUND, VARIABLE SERIES

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund. Annual fund operating expenses are paid by the Fund. They include management fees, and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time to time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                          CLASS A
Management fee(1) (%)                                      0.87
-----------------------------------------------------------------
Distribution and service (12b-1) fees (%)                  0.00
-----------------------------------------------------------------
Other expenses (2) (%)                                     0.36
-----------------------------------------------------------------
Acquired fund fees and expenses(3)                           --
-----------------------------------------------------------------
Total annual fund operating expenses (2) (%)               1.23

(1) The Fund pays a management fee of 0.87%. The Fund's investment advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily net assets. The breakpoint schedule for the Fund is as follows: 0.87% for assets up to $500 million; 0.82% for assets in excess of $500 million and up to $1 billion; 0.77% for assets in excess of $1 billion and up to $1.5 billion; 0.72% for assets in excess of $1.5 billion and up to $3 billion; 0.70% for assets in excess of $3 billion and up to $6 billion; and 0.68% for assets in excess of $6 billion.

(2) The Fund's advisor has voluntarily agreed to reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.95%. If this reimbursement were reflected in the table, other expenses for Class A shares would be 0.08% and total annual fund operating expenses for Class A shares would be 0.95%. This arrangement may be modified or terminated by the advisor at any time.

(3) Amounts less than 0.01% are shown as dashes ( -- ) in the above table but are included in "Other expenses."

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. The table does not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. It uses the following hypothetical conditions:

     -  $10,000 initial investment
     -  5% total return for each year
     -  Fund operating expenses remain the same
     -  Reinvestment of all dividends and distributions

                         1 YEAR                3 YEARS                5 YEARS                10 YEARS
Class A                   $125                  $390                   $676                   $1,489

See Appendix A for additional hypothetical investment and expense information.

THE FUNDS COLUMBIA INTERNATIONAL FUND, VARIABLE SERIES

CALENDAR YEAR TOTAL RETURNS (CLASS B) (1)

                                  (BAR CHART)

                                  12.96%     40.58%                                      35.21%     13.48%     12.63%     25.04%
                       -3.27%                           -18.47%    -24.35%    -13.56%
                        1997       1998       1999       2000       2001       2002       2003       2004       2005       2006


                                                          For the periods shown in bar chart:
                                                          Best quarter: 4th quarter 1999, +23.31%
                                                          Worst quarter: 1st quarter 2001, -17.62%

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2006

                                                           1 YEAR         5 YEARS         10 YEARS
Class B (%)                                                25.04           13.31            5.87(1)
--------------------------------------------------------------------------------------------------
MSCI EAFE Index (%)                                        26.34           14.98            7.71

(1) Class B is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been lower. Class A shares were initially offered on May 2, 1994, and Class B shares were initially offered on June 1, 2000.

THE FUNDS COLUMBIA INTERNATIONAL FUND, VARIABLE SERIES

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund. Annual fund operating expenses are paid by the Fund. They include management fees, 12b-1 fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time to time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                          CLASS B
Management fee(1) (%)                                      0.87
-----------------------------------------------------------------
Distribution and service (12b-1) fees (%)                  0.25
-----------------------------------------------------------------
Other expenses (2) (%)                                     0.36
-----------------------------------------------------------------
Acquired fund fees and expenses(3)                           --
-----------------------------------------------------------------
Total annual fund operating expenses (2) (%)               1.48

---------------

(1) The Fund pays a management fee of 0.87%. The Fund's investment advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily net assets. The breakpoint schedule for the Fund is as follows: 0.87% for assets up to $500 million; 0.82% for assets in excess of $500 million and up to $1 billion; 0.77% for assets in excess of $1 billion and up to $1.5 billion; 0.72% for assets in excess of $1.5 billion and up to $3 billion; 0.70% for assets in excess of $3 billion and up to $6 billion; and 0.68% for assets in excess of $6 billion.

(2) The Fund's advisor has voluntarily agreed to reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.95%. If this reimbursement were reflected in the table, other expenses for Class B shares would be 0.08% and total annual fund operating expenses for Class B shares would be 1.20%. This arrangement may be modified or terminated by the advisor at any time.

(3) Amounts less than 0.01% are shown as dashes ( -- ) in the above table but are included in "Other expenses."

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. The table does not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. It uses the following hypothetical conditions:
     -  $10,000 initial investment
     -  5% total return for each year
     -  Fund operating expenses remain the same
     -  Reinvestment of all dividends and distributions

                         1 YEAR                3 YEARS                5 YEARS                10 YEARS
Class B                   $151                  $468                   $808                   $1,768

See Appendix A for additional hypothetical investment and expense information.

                COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term growth.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, primarily of companies with large capitalizations ("large-cap"). Large-cap stocks are stocks of larger-size companies that have market capitalizations similar in size to those companies in the Russell 1000 Growth Index. As of December 31, 2006, that index included companies with capitalizations between approximately $845 million and $446.9 billion. All market capitalizations are determined at the time of purchase. The Fund may invest in any market sector but emphasizes the technology, financial services, health care and global consumer franchise sectors. The Fund may invest up to 20% of its total assets in foreign securities. To select investments for the Fund, the Fund's investment advisor considers companies that it believes will generate earnings growth over the long term regardless of the economic environment.

The advisor may sell a portfolio holding if the security reaches the advisor's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The advisor may also sell a portfolio holding to fund redemptions.

As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and produce capital gains and losses.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

THE FUNDS COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES

Sector risk is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Frequent trading risk. Frequent trading of investments usually increases the chance that the Fund's investments will produce capital gains or losses. Frequent trading could also mean higher transaction costs, which could reduce the Fund's return.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUNDS COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class A shares compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. The Fund's performance results do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the performance shown would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance.


The Fund's returns are compared to the Russell 1000 Growth Index ("Russell Index"), an unmanaged index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

CALENDAR YEAR TOTAL RETURNS (CLASS A)

                                  (BAR CHART)

                       32.28%     27.91%     36.94%                                      25.24%                 4.74%     10.23%
                                                        -12.02%    -24.64%    -30.13%               -1.95%
                        1997       1998       1999       2000       2001       2002       2003       2004       2005       2006


                                                          For the periods shown in bar chart:
                                                          Best quarter: 4th quarter 1998, +26.43%
                                                          Worst quarter: 3rd quarter 2001, -20.05%

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2006

                                       INCEPTION DATE         1 YEAR         5 YEARS         10 YEARS
Class A (%)                                1/1/89             10.23           -0.19            4.29
-----------------------------------------------------------------------------------------------------
Russell Index (%)                             N/A              9.07            2.69            5.44

THE FUNDS COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund. Annual fund operating expenses are paid by the Fund. They include management and administration fees, and other expenses that generally include, but are not limited to, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time to time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                          CLASS A
Management fee (1) (%)                                     0.65
-----------------------------------------------------------------
Distribution and service (12b-1) fees (%)                  0.00
-----------------------------------------------------------------
Other expenses (2) (%)                                     0.16
-----------------------------------------------------------------
Total annual fund operating expenses (2) (%)               0.81

(1) The Fund pays a management fee of 0.50% and an administration fee of 0.15%. The Fund's investment advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily net assets. The breakpoint schedule for the Fund is as follows: 0.50% for assets up to $1 billion; and 0.45% for assets in excess of $1 billion.

(2) The Fund's advisor has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.80%. If this waiver and reimbursement were reflected in the table, other expenses for Class A shares would be 0.15% and total annual fund operating expenses would be 0.80%. This arrangement may be modified or terminated by the advisor at any time.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. It uses the following hypothetical conditions:
     -  $10,000 initial investment
     -  5% total return for each year
     -  Fund operating expenses remain the same
     -  Reinvestment of all dividends and distributions

                         1 YEAR                3 YEARS                5 YEARS                10 YEARS
Class A                   $83                   $259                   $450                   $1,002

See Appendix A for additional hypothetical investment and expense information.

                 COLUMBIA LARGE CAP VALUE FUND, VARIABLE SERIES

INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks long-term growth and income.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
As a matter of fundamental investment policy which cannot be changed without shareholder approval, under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. securities, primarily consisting of large capitalization ("large-cap") stocks. Up to 10% of the Fund's assets may be invested in debt securities. The Fund may invest up to 20% of its net assets in foreign securities, including American Depositary Receipts.

When purchasing securities for the Fund, the Fund's investment advisor generally chooses securities of companies it believes are undervalued.

Large-cap stocks are stocks of large-size companies that have market capitalizations similar in size to those companies in the Russell 1000 Value Index. As of December 31, 2006, that index included companies with capitalizations between approximately $1.3 billion and $446.9 billion. All market capitalizations are determined at the time of purchase.

In selecting debt securities for the Fund, the advisor may invest in:

     -  debt securities that are convertible into common stock;

     - corporate debt securities that are rated investment grade by at least two nationally recognized rating organizations (investment grade debt securities have a rating of BBB or higher by Standard & Poor's Ratings Group or Baa or higher by Moody's Investors Service, Inc.); and

     -  debt securities issued or guaranteed by the U.S. government.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

THE FUNDS COLUMBIA LARGE CAP VALUE FUND, VARIABLE SERIES

Because the Fund may invest in debt securities issued or supported by private entities, including corporate bonds and mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may fall, or may not approach the value the advisor has placed on it.

Convertible securities are securities that can be converted into common stock, such as certain debt securities and preferred stock. Convertible securities are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to market risk.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUNDS COLUMBIA LARGE CAP VALUE FUND, VARIABLE SERIES

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class A shares compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. The Fund's performance results do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the performance shown would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance.


The Fund's returns are compared to the Russell 1000 Value Index ("Russell Index"), an unmanaged index that measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

CALENDAR YEAR TOTAL RETURNS (CLASS A)

                                  (BAR CHART)

                       32.23%     20.15%     12.00%      3.60%                           19.79%     13.76%      6.38%     18.16%
                                                                   -0.60%     -21.95%
                        1997       1998       1999       2000       2001       2002       2003       2004       2005       2006


                                                          For the periods shown in bar chart:
                                                          Best quarter: 4th quarter 1998, +21.79%
                                                          Worst quarter: 3rd quarter 2002, -20.41%

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2006

                                       INCEPTION DATE         1 YEAR         5 YEARS         10 YEARS
Class A (%)                                7/5/94             18.16            5.98            9.37
-----------------------------------------------------------------------------------------------------
Russell Index (%)                             N/A             22.25           10.86           11.00

THE FUNDS COLUMBIA LARGE CAP VALUE FUND, VARIABLE SERIES

YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund. Annual fund operating expenses are paid by the Fund. They include management fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time to time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                          CLASS A
Management fee(1) (%)                                      0.77
-----------------------------------------------------------------
Distribution and service (12b-1) fees (%)                  0.00
-----------------------------------------------------------------
Other expenses (2) (%)                                     0.10
-----------------------------------------------------------------
Total annual fund operating expenses (2) (%)               0.87

(1) The Fund pays a management fee of 0.77%. The Fund's investment advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily net assets. The breakpoint schedule for the Fund is as follows: 0.77% for assets up to $500 million; 0.72% for assets in excess of $500 million and up to $1 billion; 0.67% for assets in excess of $1 billion and up to $1.5 billion; 0.62% for assets in excess of $1.5 billion and up to $3 billion; 0.60% for assets in excess of $3 billion and up to $6 billion; and 0.58% for assets in excess of $6 billion.

(2) The Fund's advisor has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.80%. If this waiver were reflected in the table, other expenses for Class A shares would be 0.03% and total annual fund operating expenses for Class A shares would be 0.80%. This arrangement may be modified or terminated by the advisor at any time.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. The table does not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. It uses the following hypothetical conditions:

     -  $10,000 initial investment
     -  5% total return for each year
     -  Fund operating expenses remain the same
     -  Reinvestment of all dividends and distributions

                         1 YEAR                3 YEARS                5 YEARS                10 YEARS
Class A                   $89                   $278                   $482                   $1,073

See Appendix A for additional hypothetical investment and expense information.

                  COLUMBIA MONEY MARKET FUND, VARIABLE SERIES

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks maximum current income, consistent with capital preservation and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests in high-quality money market securities. Money market funds are subject to strict rules that require them to buy individual securities that have remaining maturities (as defined by Rule 2a-7 under the Investment Company Act of 1940) of 13 months or less, maintain an average dollar-weighted portfolio maturity of 90 days or less, and buy only high-quality U.S. dollar-denominated obligations. The Fund invests in the following types of money market securities:

     - Securities issued or guaranteed by the U.S. government, a state or local government, or by their agencies;
     - Securities issued or guaranteed by the government of any foreign country that has a long-term rating at the time of purchase of A or better (or equivalent rating) by at least one nationally recognized bond rating agency;
     - Certificates of deposit, bankers' acceptances, time deposits and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches;
     - Commercial paper of domestic or foreign issuers, including variable-rate demand notes;
     - Short-term debt securities having a long-term rating at the time of purchase of A or better (or equivalent rating) by at least one nationally recognized bond rating agency;
     -  Repurchase agreements; and
     -  Other high-quality short-term obligations.

Under normal market conditions, the Fund invests at least 25% of its total assets in securities of issuers in the financial services industries, including banks and financial companies such as mortgage companies, investment banks, brokerage companies, special purpose entities, and personal and business credit institutions.

The Fund seeks to preserve the net asset value of your investment at $1.00 per share.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additionally, the Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

THE FUNDS COLUMBIA MONEY MARKET FUND, VARIABLE SERIES

Because the Fund may invest in debt securities issued or supported by public or private entities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income. The Fund's investments in securities issued by U.S. government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, are not funded by Congressional appropriations and are neither guaranteed nor insured by the U.S. government. Furthermore, no assurances can be given that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

Financial services industries are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments that issuers in such industries can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries. Moreover, the federal laws generally separating commercial and investment banking are currently being studied by Congress. Because of its policy of investing at least 25% of its assets in securities of issuers in the financial services industries, the Fund may be affected more adversely than similar funds by changes affecting these industries.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of an issuer or its assets; and possible imposition of currency exchange controls.

THE FUNDS COLUMBIA MONEY MARKET FUND, VARIABLE SERIES

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows the Fund's average annual total returns for Class A shares for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. The Fund's performance results do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the performance shown would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS (CLASS A)

                                  (BAR CHART)

                        5.15%      5.12%      4.79%      6.05%      3.64%      1.23%      0.69%      0.88%      2.81%      4.72%
                        1997       1998       1999       2000       2001       2002       2003       2004       2005       2006


                                                          For the periods shown in bar chart:
                                                          Best quarter: 4th quarter 2000, +1.53%
                                                          Worst quarter: 2nd quarter 2004, +0.14%

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2006

                                        INCEPTION DATE         1 YEAR         5 YEARS         10 YEARS
Class A (%)                                 1/1/89              4.72           2.05             3.49

THE FUNDS COLUMBIA MONEY MARKET FUND, VARIABLE SERIES

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund. Annual fund operating expenses are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time to time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                          CLASS A
Management fee (1) (%)                                     0.50
-----------------------------------------------------------------
Distribution and service (12b-1) fees (%)                  0.00
-----------------------------------------------------------------
Other expenses (%)                                         0.10
-----------------------------------------------------------------
Total annual fund operating expenses (2) (%)               0.60

(1) The Fund pays a management fee of 0.35% and an administration fee of 0.15%. The Fund's investment advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily net assets. The breakpoint schedule for the Fund is as follows: 0.35% for assets up to $500 million; 0.30% for assets in excess of $500 million and up to $1 billion; and 0.25% for assets in excess of $1 billion.

(2) The Fund's advisor has voluntarily agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) do not exceed 0.45%. If the waiver were reflected in the table, Total annual fund operating expenses would be 0.45%. This arrangement may be modified or terminated by the advisor at any time.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. The table does not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. It uses the following hypothetical conditions:

     -  $10,000 initial investment
     -  5% total return for each year
     -  Fund operating expenses remain the same
     -  Reinvestment of all dividends and distributions

                         1 YEAR                3 YEARS                5 YEARS                10 YEARS
Class A                   $61                   $192                   $335                    $750

See Appendix A for additional hypothetical investment and expense information.

                 COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term growth by investing primarily in smaller capitalization ("small-cap") equities.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap stocks. Small-cap stocks are stocks of small-size companies that have market capitalizations similar in size to those companies in the Russell 2000 Value Index. As of December 31, 2006, that index included companies with capitalizations between approximately $39.0 million and $3.1 billion. All market capitalizations are determined at the time of purchase. When purchasing securities for the Fund, the Fund's investment advisor may choose securities of companies it believes are undervalued. The Fund may invest up to 20% of its assets in foreign securities, including American Depositary Receipts. The Fund may invest in real estate investment trusts.

             -------------------------------------------------------------------

              UNDERSTANDING VALUE INVESTING

              In managing the Fund, the advisor uses a value investing
              strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." The advisor buys stocks that have attractive current prices, consistent operating
              performance and/or favorable future growth prospects. The advisor's strategy uses fundamental business and financial analyses.
             -------------------------------------------------------------------

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

The Fund may invest in real estate investment trusts ("REITs"). REITs are entities which either own properties or make construction or mortgage loans. REITs also may include operating or finance companies. Investing in REITs involves certain unique risks in addition to those risks associated with the real estate industry in general. The prices of REITs are affected by changes in the value of the underlying property owned by the REITs. In addition, although the Fund does not invest directly in real estate, a REIT investment by the Fund is subject to certain of the risks associated with the ownership of real estate. These risks include possible declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds and changes in interest rates.

THE FUNDS COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may fall, or may not approach the value the advisor has placed on it.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Small- or mid-cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Frequent trading risk. Frequent trading of investments usually increases the chance that the Fund's investments will produce capital gains or losses. Frequent trading could also mean higher transaction costs, which could reduce the Fund's return.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUNDS COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class A shares compare with those of a broad measure of market performance for one year, five years and for the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. The Fund's performance results do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the performance shown would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance.


The Fund's returns are compared to the Russell 2000 Value Index ("Russell Index"), an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

CALENDAR YEAR TOTAL RETURNS (CLASS A)

                                  (BAR CHART)

                        6.34%     18.88%      9.30%                39.30%     22.70%      5.64%     19.57%
                                                        -6.12%
                        1999       2000       2001       2002       2003       2004       2005       2006

                                                          For the periods shown in bar chart:
                                                          Best quarter: 2nd quarter 2003, +19.23%
                                                          Worst quarter: 3rd quarter 2002, -16.36%

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2006

                                                                                             LIFE OF
                                      INCEPTION DATE         1 YEAR         5 YEARS         THE FUND
Class A (%)                              5/19/98             19.57           15.18            10.85
-----------------------------------------------------------------------------------------------------
Russell Index (%)                        N/A                 23.48           15.37            11.01(1)

(1)  Performance information is from May 19, 1998.

THE FUNDS COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES

YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund. Annual fund operating expenses are paid by the Fund. They include management fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time to time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                          CLASS A
Management fee (1) (%)                                     0.80
-----------------------------------------------------------------
Distribution and service (12b-1) fees (%)                  0.00
-----------------------------------------------------------------
Other expenses (%)                                         0.11
-----------------------------------------------------------------
Acquired fund fees and expenses (2)                          --
-----------------------------------------------------------------
Total annual fund operating expenses (%)                   0.91

(1) The Fund pays a management fee of 0.80%. The Fund's investment advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily net assets. The breakpoint schedule for the Fund is as follows: 0.80% for assets up to $500 million; 0.75% for assets in excess of $500 million and up to $1 billion; and 0.70% for assets in excess of $1 billion.

(2) Amounts less than 0.01% are shown as dashes ( -- ) in the above table but are included in "Other expenses."

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. It uses the following hypothetical conditions:

     -  $10,000 initial investment
     -  5% total return for each year
     -  Fund operating expenses remain the same
     -  Reinvestment of all dividends and distributions

                         1 YEAR                3 YEARS                5 YEARS                10 YEARS
Class A                   $93                   $290                   $504                   $1,120

See Appendix A for additional hypothetical investment and expense information.

                COLUMBIA STRATEGIC INCOME FUND, VARIABLE SERIES

INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks current income consistent with prudent risk. The Fund also seeks maximum total return.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund seeks to achieve its investment goals by investing primarily in:


     - debt securities issued by the U.S. government, including mortgage-backed securities issued by U.S. government agencies. The Fund may also participate in mortgage dollar rolls;


     - debt securities issued by foreign governments and foreign companies, including securities issued in emerging market countries; and

     -  lower-rated corporate debt securities.

The Fund's investment advisor allocates the Fund's investments among these types of securities at any given time based on its estimate of the expected performance and risk of each type of investment.

The Fund pursues its investment goals by investing a portion of its assets in lower-rated corporate debt securities. These securities are:


     -  rated BB through D by Standard & Poor's Ratings Group;


     -  rated Ba through C by Moody's Investors Service, Inc.;

     -  comparably rated by another nationally recognized rating service; or

     -  unrated and believed by the advisor to be comparable in quality.

The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of fixed income securities. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to investments of that kind.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

THE FUNDS COLUMBIA STRATEGIC INCOME FUND, VARIABLE SERIES

Because the Fund may invest in debt securities issued or supported by private entities, including corporate bonds and mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income. The Fund's investments in securities issued by U.S. government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, are not funded by Congressional appropriations and are neither guaranteed nor insured by the U.S. government. Furthermore, no assurances can be given that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in asset-backed and mortgage-backed securities. With respect to investments in mortgage-backed securities, prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

Mortgage dollar rolls are transactions in which the Fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. These transactions simulate an investment in mortgage-backed securities and have the potential to enhance the Fund's returns and reduce its administrative burdens, compared with holding mortgage-backed securities directly. Mortgage dollar rolls involve the risks that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the other party may default on its obligations. These transactions may increase the Fund's portfolio turnover rate.

Reinvestment risk is the risk that income from the Fund's debt securities will decline if and when the Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the current earnings rate of the Fund's portfolio.

Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.

Call risk is the chance that, during periods of falling interest rates, a bond issuer will "call" -- or repay -- its high-yielding bond before the bond's maturity date. The Fund could experience a decline in income if it has to reinvest the unanticipated proceeds at a lower interest rate.

THE FUNDS COLUMBIA STRATEGIC INCOME FUND, VARIABLE SERIES

Derivatives involve special risks and may result in losses. The Fund may enter into a number of derivative strategies, including those that employ futures and options, swap contracts, and inverse floaters to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an interest in an opposite position. Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund or that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Investments in emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Frequent trading risk. Frequent trading of investments usually increases the chance that the Fund's investments will produce capital gains or losses. Frequent trading could also mean higher transaction costs, which could reduce the Fund's return.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUNDS COLUMBIA STRATEGIC INCOME FUND, VARIABLE SERIES

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class A shares compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. The Fund's performance results do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the performance shown would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance.


The Fund's returns are compared to the Lehman Brothers Government/Credit Bond Index ("Lehman Government/Credit Index"), an unmanaged index that tracks the performance of U.S. government and corporate bonds rated investment grade or better, with maturities of at least one year. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

CALENDAR YEAR TOTAL RETURNS (CLASS A)

                                  (BAR CHART)

                        9.11%      6.03%      1.78%      0.16%      3.68%      8.41%     18.54%     10.16%      1.61%      7.07%
                        1997       1998       1999       2000       2001       2002       2003       2004       2005       2006


                                                          For the periods shown in bar chart:
                                                          Best quarter: 2nd quarter 2003, +7.22%
                                                          Worst quarter: 2nd quarter 2004, -2.10%

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2006

                                       INCEPTION DATE         1 YEAR         5 YEARS         10 YEARS
Class A (%)                                7/5/94              7.07           9.02             6.53
-----------------------------------------------------------------------------------------------------
Lehman Government/Credit Index (%)            N/A              3.78           5.17             6.26

THE FUNDS COLUMBIA STRATEGIC INCOME FUND, VARIABLE SERIES

YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund. Annual fund operating expenses are paid by the Fund. They include management fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time to time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                          CLASS A
Management fee (1)(%)                                      0.60
-----------------------------------------------------------------
Distribution and service (12b-1) fees (%)                  0.00
-----------------------------------------------------------------
Other expenses (%)                                         0.19
-----------------------------------------------------------------
Total annual fund operating expenses (%)                   0.79

(1) The Fund pays a management fee of 0.60%. The Fund's investment advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily net assets. The breakpoint schedule for the Fund is as follows: 0.60% for assets up to $500 million; 0.55% for assets in excess of $500 million and up to $1 billion; 0.52% for assets in excess of $1 billion and up to $1.5 billion; and 0.49% for assets in excess of $1.5 billion.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. It uses the following hypothetical conditions:
     -  $10,000 initial investment
     -  5% total return for each year
     -  Fund operating expenses remain the same
     -  Reinvestment of all dividends and distributions

                         1 YEAR                3 YEARS                5 YEARS                10 YEARS
Class A                   $81                   $252                   $439                    $978

See Appendix A for additional hypothetical investment and expense information.

                         PORTFOLIO HOLDINGS DISCLOSURE

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the Funds' Statement of Additional Information.

                         TRUST MANAGEMENT ORGANIZATIONS

THE TRUSTEES
--------------------------------------------------------------------------------
The business of the Trust and the Funds is supervised by the Trust's Board of Trustees. The Statement of Additional Information contains the names of and biographical information on the Trustees.

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
COLUMBIA MANAGEMENT ADVISORS, LLC
Columbia Advisors, located at 100 Federal Street, Boston, Massachusetts 02110, is the Funds' investment advisor. Columbia Advisors is responsible for the Funds' management, subject to oversight by the Funds' Board of Trustees. In its duties as investment advisor, Columbia Advisors runs the Funds' day-to-day business, including placing all orders for the purchase and sale of each Fund's portfolio securities. Columbia Advisors is a direct, wholly owned subsidiary of CMG, which in turn is a direct, wholly owned subsidiary of Bank of America, which in turn is a wholly owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. Columbia Advisors, a registered investment advisor, has been an investment advisor since 1995.

For the 2006 fiscal year, aggregate advisory fees paid to Columbia Advisors by the Funds, not including administration, pricing and bookkeeping, and other fees paid to Columbia Advisors by the Funds, amounted to the following annual rates of the average daily net assets of each specified Fund. A discussion of the factors considered by the Funds' Board of Trustees in approving each Fund's investment advisory contract is included in the Funds' annual report to shareholders for the fiscal year ended December 31, 2006.


Columbia Asset Allocation Fund, Variable
  Series.......................................          0.45%
Columbia Federal Securities Fund, Variable
  Series.......................................          0.38%
Columbia International Fund, Variable Series...          0.87%
Columbia Large Cap Growth Fund, Variable
  Series.......................................          0.50%
Columbia Large Cap Value Fund, Variable
  Series.......................................          0.77%
Columbia Money Market Fund, Variable Series....          0.35%
Columbia Small Cap Value Fund, Variable
  Series.......................................          0.80%
Columbia Strategic Income Fund, Variable
  Series.......................................          0.60%


PORTFOLIO MANAGERS AND INVESTMENT SUB-ADVISOR
--------------------------------------------------------------------------------
COLUMBIA ASSET ALLOCATION FUND, VARIABLE SERIES
VIKRAM J. KURIYAN, PH.D., a managing director of Columbia Advisors, is a lead manager for the Asset Allocation Fund and has co-managed the Asset Allocation Fund since August, 2005. Dr. Kuriyan has been associated with Columbia Advisors or its predecessors since January, 2000.

KAREN WURDACK, PH.D., a portfolio manager of Columbia Advisors, is a lead manager for the Asset Allocation Fund and has co-managed the Asset Allocation Fund since August, 2005. Dr. Wurdack has been associated with Columbia Advisors or its predecessors since August, 1993.

Drs. Kuriyan and Wurdack are responsible for allocating the Asset Allocation Fund assets among the various asset classes, while investment decisions for the portion of the Asset Allocation Fund's assets allocated to each asset class will be made by investment professionals with particular expertise in such asset class. The

TRUST MANAGEMENT ORGANIZATIONS

asset classes, and the persons responsible for managing the Asset Allocation Fund's assets allocated to each particular asset class, are as follows:

Large-cap growth stocks          Paul J. Berlinguet, Edward P. Hickey, Roger R.
                                 Sullivan, Mary-Ann Ward and John T. Wilson

Large-cap value stocks           Lori J. Ensinger, David I. Hoffman, Noah J.
                                 Petrucci and Diane L. Sobin

Mid-cap growth stocks            Wayne M. Collette and George J. Myers

Mid-cap value stocks             Lori J. Ensinger, David I. Hoffman, Noah J.
                                 Petrucci and Diane L. Sobin

Small-cap growth stocks          Christian Pineno, Daniel H. Cole, Daniele M.
                                 Donahue, Jon Michael Morgan and Clifford D.
                                 Siverd

Small-cap value stocks           Stephen D. Barbaro and Jeremy Javidi

Foreign stocks                   Nordea Investment Management North America,
                                 Inc.

Investment grade bonds           Leonard A. Aplet

Non-investment grade bonds       Kevin L. Cronk and Thomas A. LaPointe

PAUL J. BERLINGUET, a senior vice president of Columbia Advisors, head of the Columbia Advisors' Small-Cap Growth team and head of Columbia Advisors' Large-Cap Growth team, is the lead manager for the portion of the Asset Allocation Fund allocated to the large-cap growth stocks category and has managed or co-managed that portion of the Asset Allocation Fund since October, 2003. Mr. Berlinguet is also a co-manager for the portion of the Asset Allocation Fund allocated to the small-cap growth stocks category and has co-managed that portion of the Asset Allocation Fund since December, 2005. Mr. Berlinguet has been associated with Columbia Advisors or its predecessors since October, 2003. Prior to October, 2003, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds from April, 2001 to October, 2003.

EDWARD P. HICKEY, a portfolio manager of Columbia Advisors, is a co-manager for the portion of the Asset Allocation Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Asset Allocation Fund since June, 2005. Mr. Hickey has been associated with Columbia Advisors or its predecessors since November, 1998.

ROGER R. SULLIVAN, a portfolio manager of Columbia Advisors, is a co-manager for the portion of the Asset Allocation Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Asset Allocation Fund since June, 2005. Mr. Sullivan has been associated with Columbia Advisors or its predecessors since January, 2005. Prior to January, 2005, Mr. Sullivan was a senior vice president of Putnam Investments from December, 1994 to December, 2004.

MARY-ANN WARD, a portfolio manager of Columbia Advisors, is a co-manager for the portion of the Asset Allocation Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Asset Allocation Fund since June, 2005. Ms. Ward has been associated with Columbia Advisors or its predecessors since July, 1997.

JOHN T. WILSON, a portfolio manager of Columbia Advisors, is a co-manager for the portion of the Asset Allocation Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Asset Allocation Fund since August, 2005. Mr. Wilson has been associated with Columbia Advisors or its predecessors since July, 2005. Prior to July, 2005, Mr. Wilson was a managing director and head of the Large-Cap Core Team of State Street Research and Management from May, 1996 to July, 2005.

DIANE L. SOBIN, a director of Columbia Advisors, has co-managed that portion of the Asset Allocation Fund allocated to the mid-cap value stocks category and has co-managed that portion of the Asset Allocation Fund since September, 2004. Ms. Sobin is also a co-manager for the portion of the Asset Allocation Fund allocated

TRUST MANAGEMENT ORGANIZATIONS

to the large-cap value stocks category and has co-managed that portion of the Asset Allocation Fund since September, 2005. Ms. Sobin has been associated with Columbia Advisors or its predecessors since August, 2001.

LORI J. ENSINGER, a managing director of Columbia Advisors, is a co-manager for the portion of the Asset Allocation Fund allocated to the mid-cap value stocks category and has co-managed that portion of the Asset Allocation Fund since September, 2004. Ms. Ensinger has co-managed that portion of the Asset Allocation Fund allocated to the large-cap value stocks category and has co-managed that portion of the Asset Allocation Fund since September, 2005. Ms. Ensinger has been associated with Columbia Advisors or its predecessors since August, 2001.

DAVID I. HOFFMAN, a director of Columbia Advisors, is a co-manager for the portion of the Asset Allocation Fund allocated to the mid-cap value stocks category and has co-managed that portion of the Asset Allocation Fund since September, 2004. Mr. Hoffman is also a co-manager for the portion of the Asset Allocation Fund allocated to the large-cap value stocks category and has co-managed that portion of the Asset Allocation Fund since September, 2005. Mr. Hoffman has been associated with Columbia Advisors or its predecessors since August, 2001.

NOAH J. PETRUCCI, a portfolio manager of Columbia Advisors, is a co-manager for the portion of the Asset Allocation Fund allocated to the mid-cap value stocks category and has co-managed that portion of the Asset Allocation Fund since September, 2004. Mr. Petrucci is also a co-manager for the portion of the Asset Allocation Fund allocated to the large-cap value stocks category and has co-managed that portion of the Asset Allocation Fund since September, 2005. Mr. Petrucci has been associated with Columbia Advisors or its predecessors since February, 2002.

WAYNE M. COLLETTE, a vice president of Columbia Advisors, is a co-manager for the portion of the Asset Allocation Fund allocated to the mid-cap growth stocks category and has co-managed that portion of the Asset Allocation Fund since February, 2006. Mr. Collette has been associated with Columbia Advisors or its predecessors since March, 2001.

GEORGE J. MYERS, a portfolio manager of Columbia Advisors, is a co-manager for the portion of the Asset Allocation Fund allocated to the mid-cap growth stocks category and has co-managed that portion of the Asset Allocation Fund since February, 2006. Mr. Myers has been associated with Columbia Advisors or its predecessors since October, 2004. Prior to October, 2004, Mr. Myers was a portfolio manager from 2003 to 2004 and an assistant portfolio manager from 2000 to 2002 with Dresdner RCM Global Investors.

CHRISTIAN PINENO, a portfolio manager of Columbia Advisors, is the lead manager for the portion of the Asset Allocation Fund allocated to the small-cap growth stocks category. Mr. Pineno assumed his present responsibilities with respect to the Asset Allocation Fund in October, 2006. Previously, Mr. Pineno served as lead manager of the small cap growth sleeve of the Asset Allocation Fund from June, 2005 to December, 2005. Mr. Pineno has been associated with Columbia Advisors or its predecessors since July, 1995.

DANIEL H. COLE, a portfolio manager of Columbia Advisors, is a manager for the portion of the Asset Allocation Fund allocated to the small-cap growth stocks category and has co-managed that portion of the Asset Allocation Fund since June, 2005. Mr. Cole has been associated with Columbia Advisors or its predecessors since September, 2001.

DANIELE M. DONAHOE, a portfolio manager of Columbia Advisors, is a manager for the portion of the Asset Allocation Fund allocated to the small-cap growth stocks category and has co-managed that portion of the Asset Allocation Fund since December, 2005. Ms. Donahoe has been associated with Columbia Advisors or its predecessors since July, 2002. Prior to July, 2002, Ms. Donahoe was an associate in the equity research department at Citigroup from May, 2000 to June, 2001.

JON MICHAEL MORGAN, a portfolio manager of Columbia Advisors, is a manager for the portion of the Asset Allocation Fund allocated to the small-cap growth stocks category and has co-managed that portion of the

TRUST MANAGEMENT ORGANIZATIONS

Asset Allocation Fund since December, 2005. Mr. Morgan has been associated with Columbia Advisors or its predecessors since July, 2000.

CLIFFORD D. SIVERD, a portfolio manager of Columbia Advisors, is a manager for the portion of the Asset Allocation Fund allocated to the small-cap growth stocks category and has co-managed that portion of the Asset Allocation Fund since December, 2005. Mr. Siverd has been associated with Columbia Advisors or its predecessors since April, 2001.

STEPHEN D. BARBARO, a director of Columbia Advisors, is the lead manager for the portion of the Asset Allocation Fund allocated to the small-cap value stocks category and has managed or co-managed that portion of the Asset Allocation Fund since December, 2002. Mr. Barbaro has been associated with Columbia Advisors or its predecessors since June, 1976.

JEREMY JAVIDI, an assistant vice president of Columbia Advisors, is a co-manager for the portion of the Asset Allocation Fund allocated to the small-cap value stocks category and has co-managed that portion of the Asset Allocation Fund since August, 2005. Mr. Javidi has been associated with Columbia Advisors or its predecessors since January, 2000.

LEONARD A. APLET, a managing director of Columbia Advisors, is the manager for the portion of the Asset Allocation Fund allocated to the investment grade bonds category and has managed that portion of the Asset Allocation Fund since March, 2005. Mr. Aplet has been associated with Columbia Advisors or its predecessors since June, 1987.

KEVIN L. CRONK, a senior vice president of Columbia Advisors, is a co-manager for the portion of the Asset Allocation Fund allocated to non-investment grade bonds and has co-managed that portion of the Asset Allocation Fund since November, 2006. Mr. Cronk has been associated with Columbia Advisors or its predecessors since August, 1999.

THOMAS A. LAPOINTE, a senior vice president of Columbia Advisors, is a co-manager for the portion of the Asset Allocation Fund allocated to non-investment grade bonds and has co-managed that portion of the Asset Allocation Fund since November, 2006. Mr. LaPointe has been associated with Columbia Advisors or its predecessors since February, 1999.

NORDEA INVESTMENT MANAGEMENT NORTH AMERICA, INC. ("NIMNAI"), located at 437 Madison Avenue, 22nd Floor, New York, New York 10022, is the Asset Allocation Fund's investment sub-advisor. In its duties as investment sub-advisor, NIMNAI manages the portion of the Asset Allocation Fund's allocated to foreign securities. NIMNAI has been an investment advisor since 1994.

ROBERT MADSEN, a portfolio manager of NIMNAI, is a co-manager for the portion of the Asset Allocation Fund allocated to foreign stocks and has co-managed that portion of the Asset Allocation Fund since July, 2001. Mr. Madsen has been associated with NIMNAI since January, 1993.

KLAUS ROPKE, a portfolio manager of NIMNAI, is a co-manager for the portion of the Asset Allocation Fund allocated to foreign stocks and has co-managed that portion of the Asset Allocation Fund since July, 2001. Mr. Ropke has been associated with NIMNAI since January, 1996.

COLUMBIA FEDERAL SECURITIES FUND, VARIABLE SERIES
ANN T. PETERSON, a senior vice president of Columbia Advisors, is the manager for the Federal Securities Fund and has managed or co-managed the Federal Securities Fund since June, 2000. Ms. Peterson has been associated with Columbia Advisors or its predecessors since 1993.

COLUMBIA INTERNATIONAL FUND, VARIABLE SERIES
FRED COPPER, a portfolio manager of Columbia Advisors, is the lead manager for the International Fund and has managed or co-managed the International Fund since October, 2005. Mr. Copper has been associated with Columbia Advisors or its predecessors since September, 2005. Prior to September, 2005, Mr. Copper was a senior vice president with Putnam Investments from March, 2001 to September, 2005.

TRUST MANAGEMENT ORGANIZATIONS

JASMINE (WEILI) HUANG, a portfolio manager of Columbia Advisors, is a co-manager for the International Fund and has co-managed the International Fund since May, 2006. Ms. Huang has been associated with Columbia Advisors or its predecessors since September, 2003. Prior to September, 2003, Ms. Huang held a manager position with Deloitte's management consulting practice from June, 2000 to September, 2003.

TIMOTHY R. ANDERSON, a portfolio manager of Columbia Advisors, is a co-manager for the International Fund and has co-managed the International Fund since May, 2006. Mr. Anderson has been associated with Columbia Advisors since March, 2006. Prior to March, 2006, Mr. Anderson was a portfolio manager with Morgan Stanley from February, 2005 to October, 2005. Prior to February, 2005, Mr. Anderson worked as a technology analyst and portfolio manager at Oaktree Capital Management from March, 2003 to February, 2005. Prior to March, 2003, Mr. Anderson worked as a senior equity analyst at Salomon Smith Barney from June, 2000 to March, 2003.

PAUL J. DIGIACOMO, a portfolio manager of Columbia Advisors, is a co-manager for the International Fund and has co-managed the International Fund since May, 2006. Mr. DiGiacomo has been associated with Columbia Advisors since April, 2006. Prior to April, 2006, Mr. DiGiacomo worked as a sleeve manager and analyst for the domestic and international small-cap core funds with Putnam Investments from August, 2002 to April, 2006.

DAISUKE NOMOTO, a portfolio manager of Columbia Advisors, is a co-manager for the International Fund and has co-managed the International Fund since May, 2006. Mr. Nomoto has been associated with Columbia Advisors or its affiliates since April, 2005. Prior to April, 2005, Mr. Nomoto served as an equity analyst at Putnam Investments from April, 2003 to March, 2005. Prior to April, 2003, Mr. Nomoto worked at Nissay Asset Management, a subsidiary of Nippon Life Insurance Company, as a senior portfolio manager and equity analyst from April, 1999 to March, 2003.

COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES
PAUL J. BERLINGUET, a senior vice president of Columbia Advisors, head of Columbia Advisors' Small-Cap Growth team and head of Columbia Advisors' Large-Cap Growth team, is the lead manager for the Large-Cap Growth Fund and has co-managed the Large Cap Growth Fund since February, 2005. Mr. Berlinguet has been associated with Columbia Advisors or its predecessors since October, 2003. Prior to October, 2003, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds from April, 2001 to October, 2003.

EDWARD P. HICKEY, a portfolio manager of Columbia Advisors, is a co-manager for the Large Cap Growth Fund and has co-managed the Large Cap Growth Fund since June, 2005. Mr. Hickey has been associated with Columbia Advisors or its predecessors since November, 1998.

ROGER R. SULLIVAN, a portfolio manager of Columbia Advisors, is a co-manager for the Large Cap Growth Fund and has co-managed the Large Cap Growth Fund since June, 2005. Mr. Sullivan has been associated with Columbia Advisors or its predecessors since January, 2005. Prior to January, 2005, Mr. Sullivan was a senior vice president of Putnam Investments from December, 1994 to December, 2004.

MARY-ANN WARD, a portfolio manager of Columbia Advisors, is a co-manager for the Large Cap Growth Fund and has co-managed the Large Cap Growth Fund since June, 2005. Ms. Ward has been associated with Columbia Advisors or its predecessors since July, 1997.

JOHN T. WILSON, a portfolio manager of Columbia Advisors, is a co-manager for the Large Cap Growth Fund and has co-managed the Large Cap Growth Fund since August, 2005. Mr. Wilson has been associated with Columbia Advisors since July, 2005. Prior to July, 2005, Mr. Wilson was a managing director and head of the Large-Cap Core Team of State Street Research and Management from May, 1996 to July, 2005.

TRUST MANAGEMENT ORGANIZATIONS

COLUMBIA LARGE CAP VALUE FUND, VARIABLE SERIES
LORI J. ENSINGER, a managing director of Columbia Advisors, is a co-manager for the Large Cap Value Fund and has co-managed the Large Cap Value Fund since June, 2005. Ms. Ensinger has been associated with Columbia Advisors or its predecessors since August, 2001.

DAVID I. HOFFMAN, a director of Columbia Advisors, is a co-manager for the Large Cap Value Fund and has co-managed the Large Cap Value Fund since June, 2005. Mr. Hoffman has been associated with Columbia Advisors or its predecessors since August, 2001.

NOAH J. PETRUCCI, a portfolio manager of Columbia Advisors, is a co-manager for the Large Cap Value Fund and has co-managed the Large Cap Value Fund since June, 2005. Mr. Petrucci has been associated with Columbia Advisors or its predecessors since February, 2002.


DIANE L. SOBIN, a director of Columbia Advisors, is a co-manager for the Large Cap Value Fund and has co-managed the Large Cap Value Fund since June, 2005. Ms. Sobin has been associated with Columbia Advisors or its predecessors since August, 2001.



COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES


STEPHEN D. BARBARO, a vice president of Columbia Advisors, is the lead manager for the Small Cap Value Fund and has managed or co-managed the Small Cap Fund since June, 2002. Mr. Barbaro has been associated with Columbia Advisors or its predecessors since June, 1976.



JEREMY JAVIDI, a vice president of Columbia Advisors, is a co-manager for the Small Cap Value Fund and has co-managed the Small Cap Value Fund since August, 2005. Mr. Javidi has been associated with Columbia Advisors or its predecessors since January, 2000.


COLUMBIA STRATEGIC INCOME FUND, VARIABLE SERIES
LAURA A. OSTRANDER, a senior vice president of Columbia Advisors, is the lead manager for the Strategic Income Fund and has managed or co-managed the Strategic Income Fund since September, 2000. Ms. Ostrander has been associated with Columbia Advisors or its predecessors since December, 1996.

KEVIN L. CRONK, a senior vice president of Columbia Advisors, is a co-manager for the Strategic Income Fund and has co-managed the Strategic Income Fund since May, 2005. Mr. Cronk has been associated with Columbia Advisors or its predecessors since August, 1999.

THOMAS A. LAPOINTE, a senior vice president of Columbia Advisors, is a co-manager for the Strategic Income Fund and has co-managed the Strategic Income Fund since May, 2005. Mr. LaPointe has been associated with Columbia Advisors or its predecessors since February, 1999.

The Statement of Additional Information provides additional information about the managers' compensation, other accounts managed and ownership of securities in the Funds.

TRUST MANAGEMENT ORGANIZATIONS

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------
On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading. The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements".

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

TRUST MANAGEMENT ORGANIZATIONS

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and the federal Judicial Panel transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court, where the parties will seek court approval of the settlement. The terms of the proposed settlement, if approved, will require payments by the funds' adviser and/or its affiliates, including payment of plaintiffs' attorneys' fees and notice to class members. In the event that the settlement is not approved, the plaintiffs may elect to go forward with their appeal and no opinion is expressed regarding the likely outcome or financial impact of such an appeal on any fund.


RULE 12B-1 PLAN

--------------------------------------------------------------------------------

The International Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class B shares. The annual distribution fee may equal up to 0.25% for Class B shares. Distribution fees are paid out of the assets of Class B shares.



Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges.



FINANCIAL INTERMEDIARY PAYMENTS

--------------------------------------------------------------------------------

The Funds' distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Funds' distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Funds' distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Funds' distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are

TRUST MANAGEMENT ORGANIZATIONS

generally expected to be between 0.10% and 0.40% on an annual basis for payments based on average net assets of the Funds attributable to the financial intermediary. The Funds' distributor or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.

The Funds' distributor or its affiliates may make other payments or allow promotional incentives to financial intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.


Amounts paid by the Funds' distributor or its affiliates are paid out of the distributor's or its affiliates' own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Funds' distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Funds' distributor or its affiliates has agreed to make marketing support payments in the Funds' Statement of Additional Information, which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Funds' distributor and its affiliates and any services your financial intermediary provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.


MIXED AND SHARED FUNDING
--------------------------------------------------------------------------------
As described above, the Funds serve as the funding medium for VA contracts and VLI policies of Participating Insurance Companies. One or more of the Funds may, from time to time, become funding vehicles for VA contracts or VLI policies of other Participating Insurance Companies.

The interests of owners of VA contracts and VLI policies could diverge based on differences in state regulatory requirements, changes in the tax laws or other unanticipated developments. The Trust does not foresee any such differences or disadvantages at this time. However, the Trustees will monitor for such developments to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in one or more Funds or shares of another Fund may be substituted. This might force a Fund to sell securities at disadvantageous prices.

                     OTHER INVESTMENT STRATEGIES AND RISKS

Each Fund's principal investment strategies and their associated risks are described under "The Funds -- Principal Investment Strategies" and "The
Funds -- Principal Investment Risks." This section describes other investments the Funds may make and the risks associated with them. In seeking to achieve their investment goals, the Funds may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Funds and therefore are not described in this prospectus. These types of securities and investment practices, and their associated risks are identified and discussed in the Funds' Statement of Additional Information, which you may obtain free of charge (see back cover). The advisor may elect not to buy any of these securities or use any of these techniques. The Funds may not always achieve their investment goals. Except as otherwise noted, approval by a Fund's shareholders is not required to modify or change a Fund's investment goals or any of its investment strategies.

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------

(All Funds, except Asset Allocation Fund, Large Cap Growth Fund, Money Market Fund and Strategic Income Fund. Asset Allocation Fund and Strategic Income Fund use Derivative Strategies as a principal investment strategy and are described under "The Funds -- Principal Investment Strategies" and "The Funds -- Principal Investment Risks.") A Fund may enter into a number of derivative strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. A Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund or that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.


ZERO COUPON BONDS
--------------------------------------------------------------------------------
(Strategic Income Fund) Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount. The value of these securities may fluctuate more than the value of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund and distributed to its shareholders.

TYPES OF MORTGAGE SECURITIES
--------------------------------------------------------------------------------
(Federal Securities Fund and Strategic Income Fund) Mortgage-backed securities are securities that represent ownership interests in large, diversified pools of mortgage loans. Sponsors pool together mortgages of similar rates and terms and offer them as a security to investors.

Most mortgage securities are pooled together and structured as pass-throughs. Monthly payments of principal and interest from the underlying mortgage loans backing the pool are collected by a servicer and "passed through" regularly to the investor. Pass-throughs can have a fixed or an adjustable rate. The majority of pass-through securities are issued by three agencies: Ginnie Mae, Fannie Mae and Freddie Mac. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on mortgage-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, mortgage-backed

OTHER INVESTMENT STRATEGIES AND RISKS

securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

Collateralized mortgage obligations ("CMOs") are backed by either agency or whole loan pass-throughs, which carry either fixed or adjustable interest rates. Tailored to meet investor demand, CMOs redirect principal and interest flows, thereby shifting prepayment risk to investors that are most suited to bear such risk. Typically, principal prepayments are paid sequentially to separate "tranches," which create mortgage securities of short-, medium- and long-term maturities. The Funds may buy CMOs of any maturity tranche, depending upon the portfolio manager's judgment regarding which tranche at the time offers the best relative value.

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

Commercial mortgage-backed securities are secured by loans to commercial properties such as office buildings, multi-family apartment buildings and shopping centers. These loans usually contain prepayment penalties which provide protection from refinancing in a declining interest rate environment.

FUTURES AND OPTIONS
--------------------------------------------------------------------------------
(Asset Allocation Fund and Federal Securities Fund) The Funds may use equity futures to gain exposure to groups of stocks or individual issuers. A Fund may use futures to invest cash pending direct investments in stocks and to enhance its return. A future is an agreement to buy or sell a specific amount of a financial instrument or physical commodity for an agreed-upon price at a certain time in the future. An option is an agreement pursuant to which the buyer of the option has the right to buy or sell (depending on the type of option) a security or other asset for an agreed-upon price within a certain period of time. A Fund also may use futures and options on futures to decrease equity exposure or to adjust the duration of its fixed-income security holdings. A Fund may use options on securities to earn additional income or to hedge against price erosion in the underlying security for the intermediate term. Investments in futures and options are relatively efficient since they typically cost less than direct investments in the underlying securities. However, a Fund may lose money if the advisor does not correctly anticipate the market movements of those underlying securities.

U.S. GOVERNMENT SECURITIES
--------------------------------------------------------------------------------
(Federal Securities Fund and Strategic Income Fund) The Funds may invest in U.S. government securities, including U.S. Treasuries and securities of various U.S. government agencies. Agency securities include mortgage-backed securities, which represent interests in pools of mortgages. The Funds have flexibility to vary their allocation among different types of U.S. government securities based upon the advisor's judgment of which types of securities will outperform others. In selecting investments for the Funds, the advisor considers a security's expected income, together with its potential to rise or fall in price.

STRUCTURE RISK
--------------------------------------------------------------------------------
(Strategic Income Fund, Large Cap Value Fund and International Fund) Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in asset-backed and mortgage-

OTHER INVESTMENT STRATEGIES AND RISKS

backed securities. With respect to investments in mortgage-backed securities, prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

SHORT SALES
--------------------------------------------------------------------------------

(Asset Allocation Fund and Federal Securities Fund) The Funds' short sales are subject to special risks. A short sale involves the sale by a Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party at a later date, and so the Fund must purchase the security at the market price on such later date. If the price of the security has increased, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into, plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.


ADDITIONAL EQUITY RISK
--------------------------------------------------------------------------------
(All Funds, except Money Market Fund) The Funds may invest in publicly and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. An investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

PRICING RISK
--------------------------------------------------------------------------------
(All Funds) The Funds' securities are valued at their stated market value if price quotations are available and, if not, by the method that most accurately reflects their current worth as determined in good faith under procedures established by the Board of Trustees. This procedure implies an unavoidable risk that a Fund's prices are higher or lower than the prices that the securities might actually command if the Fund were to sell them. If a Fund has valued the securities too highly, you may end up paying too much for Fund shares when you buy. If a Fund underestimates securities prices, you may not receive the full market value for your Fund shares when you sell.

EARLY CLOSING RISK
--------------------------------------------------------------------------------
(All Funds) The normal close of trading of securities listed on the National Association of Securities Dealers Automated Quotation (NASDAQ) National Market System and the New York Stock Exchange is 4:00 p.m. Eastern time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

OTHER INVESTMENT STRATEGIES AND RISKS

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------
(Asset Allocation Fund, Large Cap Growth Fund and Federal Securities Fund) There are no limits on turnover. Turnover may vary significantly from year-to-year. The advisor does not expect it to exceed 200% under normal conditions. The Funds generally intend to purchase securities for long-term investment, although, to a limited extent, they may purchase securities in anticipation of relatively short-term price gains. The Funds will also sell securities without regard to turnover if they believe that developments within specific issuers, sectors or the market as a whole so warrant. Portfolio turnover typically results in transaction costs and produces capital gains or losses. It also increases transaction expenses, which reduce a Fund's total return.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
(All Funds, except Money Market Fund) At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend a Fund's normal investment activities. During such times, a Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent a Fund from achieving its investment goals.

                              FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance. Information is shown for the Funds' last five fiscal years, which run from January 1 to December 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions) but do not reflect the cost of insurance and other company separate account charges which vary with the VA contracts or VLI policies. This information has been derived from the Funds' financial statements which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose reports, along with the Funds' financial statements, are included in the Funds' annual report. You can request a free annual report containing those financial statements by writing to CMD (see back cover for address) or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

FINANCIAL HIGHLIGHTS

COLUMBIA ASSET ALLOCATION FUND, VARIABLE SERIES

                                                                          YEAR ENDED DECEMBER 31,
                                                   2006(A)            2005           2004           2003           2002
                                                   Class A           Class A        Class A        Class A        Class A
                                                   -------           -------        -------        -------        -------
NET ASSET VALUE -- BEGINNING OF PERIOD ($)           15.40             14.83          13.80          11.87          13.86
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(b)                            0.36              0.33           0.31           0.30           0.36
-------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
     investments, foreign currency and futures
     contracts                                        1.36              0.61           1.04           2.02          (1.94)
-------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                      1.72              0.94           1.35           2.32          (1.58)
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  ($):
  From net investment income                         (0.41)            (0.37)         (0.32)         (0.39)         (0.41)
-------------------------------------------------------------------------------------------------------------------------
  From net realized gains                            (0.89)               --             --             --             --
-------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders         (1.30)            (0.37)         (0.32)         (0.39)         (0.41)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                 15.82             15.40          14.83          13.80          11.87
-------------------------------------------------------------------------------------------------------------------------
Total return (%)(c)(d)                               11.79(e)           6.53(e)(f)     9.99(e)       20.46(e)      (11.73)
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA (%):
  Expenses(g)                                         0.75              0.75           0.75           0.75           0.70
-------------------------------------------------------------------------------------------------------------------------
  Waiver/reimbursement                                0.04              0.04           0.02           0.01             --
-------------------------------------------------------------------------------------------------------------------------
  Net investment income(g)                            2.29              2.28           2.27           2.43           2.73
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                            104                92             60            103            118
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's) ($)              183,605           187,987        216,123        233,730        194,327

(a) On May 1, 2006, Liberty Asset Allocation Fund, Variable Series was renamed Columbia Asset Allocation Fund, Variable Series.

(b) Per share data was calculated using the average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested.

(d) Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(g) The benefits derived from custody credits had an impact of less than 0.01%.

FINANCIAL HIGHLIGHTS

COLUMBIA FEDERAL SECURITIES FUND, VARIABLE SERIES

                                                                 YEAR ENDED DECEMBER 31,
                                                   2006(A)     2005       2004       2003       2002
                                                   Class A    Class A    Class A    Class A    Class A
                                                   -------    -------    -------    -------    -------
NET ASSET VALUE -- BEGINNING OF PERIOD ($)          10.71      11.09       11.20      11.37      10.84
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(b)                           0.50       0.43        0.47       0.48       0.47
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
     investments and futures contracts              (0.11)     (0.16)      (0.01)     (0.18)      0.55
------------------------------------------------------------------------------------------------------
Total from Investment Operations                     0.39       0.27        0.46       0.30       1.02
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  ($):
  From net investment income                        (0.62)     (0.61)      (0.56)     (0.47)     (0.49)
------------------------------------------------------------------------------------------------------
  From net realized gains                              --      (0.04)      (0.01)        --         --
------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders        (0.62)     (0.65)      (0.57)     (0.47)     (0.49)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                10.48      10.71       11.09      11.20      11.37
------------------------------------------------------------------------------------------------------
Total return (%)(c)(d)                               3.72       2.58(e)     4.15       2.64       9.85
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA (%):
  Expenses(f)                                        0.66       0.63        0.65       0.66       0.66
------------------------------------------------------------------------------------------------------
  Waiver/reimbursement                                 --         --(g)       --         --         --
------------------------------------------------------------------------------------------------------
  Net investment income(f)                           4.71       4.00        4.27       4.23       4.27
------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                            89        127          14         47         69
------------------------------------------------------------------------------------------------------
Net assets, end of period (000's) ($)              65,660     82,056      99,943    122,392    125,946

(a) On May 1, 2006, Liberty Federal Securities Fund, Variable Series was renamed Columbia Federal Securities Fund, Variable Series.

(b) Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d) Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Rounds to less than 0.01%.

FINANCIAL HIGHLIGHTS

COLUMBIA INTERNATIONAL FUND, VARIABLE SERIES

                                                                 YEAR ENDED DECEMBER 31,
                                                    2006       2005       2004       2003       2002
                                                   Class A    Class A    Class A    Class A    Class A
                                                   -------    -------    -------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD ($)             2.15       1.90       1.69       1.26       1.46
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(a)                           0.04       0.03       0.02       0.03       0.01
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
     investments, foreign currency and foreign
     capital gains tax                               0.48       0.22       0.21       0.42      (0.20)
------------------------------------------------------------------------------------------------------
Total from Investment Operations                     0.52       0.25       0.23       0.45      (0.19)
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  ($):
  From net investment income                        (0.04)        --      (0.02)     (0.02)     (0.01)
------------------------------------------------------------------------------------------------------
  From net realized gains                           (0.17)        --         --         --         --
------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders
  ($):                                              (0.21)        --      (0.02)     (0.02)     (0.01)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ($)                   2.46       2.15       1.90       1.69       1.26
------------------------------------------------------------------------------------------------------
Total return (%)(b)(c)                              25.17(d)   13.16(d)   13.73(d)(e)  35.54(d) (13.35)
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
  (%):
  Expenses(f)                                        0.95       0.95       0.95       0.97       1.13
------------------------------------------------------------------------------------------------------
  Waiver/reimbursement                               0.28       0.20       0.21       0.18         --
------------------------------------------------------------------------------------------------------
  Net investment income(f)                           1.64       1.49       0.98       1.84       0.62
------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                            90         67        101        104         39
------------------------------------------------------------------------------------------------------
Net assets, end of period (000's) ($)              59,317     61,525     70,391     75,184     28,883

(a) Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c) Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(d) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss on an investment not meeting the Fund's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

FINANCIAL HIGHLIGHTS

COLUMBIA INTERNATIONAL FUND, VARIABLE SERIES

                                                                  YEAR ENDED DECEMBER 31,
                                                     2006       2005       2004       2003       2002
                                                    Class B    Class B    Class B    Class B    Class B
                                                    -------    -------    -------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD ($)              2.14       1.90       1.69       1.26       1.46
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(a)                            0.03       0.02       0.01       0.03       0.01
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
     investments, foreign currency and foreign
     capital gains tax                                0.48       0.22       0.22       0.41      (0.21)
-------------------------------------------------------------------------------------------------------
Total from Investment Operations                      0.51       0.24       0.23       0.44      (0.20)
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                         (0.03)        --      (0.02)     (0.01)        --(b)
-------------------------------------------------------------------------------------------------------
  From net realized gains                            (0.17)        --         --         --         --
-------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders
  ($):                                               (0.20)        --      (0.02)     (0.01)        --
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ($)                    2.45       2.14       1.90       1.69       1.26
-------------------------------------------------------------------------------------------------------
Total return (%)(c)(d)                               25.04(e)   12.63(e)   13.48(e)(f)  35.21(e) (13.56)
-------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
  (%):
  Expenses(g)                                         1.20       1.20       1.20       1.22       1.38
-------------------------------------------------------------------------------------------------------
  Waiver/reimbursement                                0.28       0.20       0.21       0.18         --
-------------------------------------------------------------------------------------------------------
  Net investment income(g)                            1.37       1.20       0.72       1.71       0.37
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                             90         67        101        104         39
-------------------------------------------------------------------------------------------------------
Net assets, end of period (000's) ($)                6,450      6,249      6,792      6,817          1

(a) Per share data was calculated using the average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d) Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss on an investment not meeting the Fund's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

FINANCIAL HIGHLIGHTS

COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES

                                                                 YEAR ENDED DECEMBER 31,
                                                    2006       2005       2004       2003       2002
                                                   Class A    Class A    Class A    Class A    Class A
                                                   -------    -------    -------    -------    -------
NET ASSET VALUE -- BEGINNING OF PERIOD ($)           24.75      23.77      24.28      19.48      27.93
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(a)                            0.09       0.08       0.15(b)    0.04       0.07
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
     investments and foreign currency                 2.43       1.04      (0.62)      4.85      (8.47)
------------------------------------------------------------------------------------------------------
Total from Investment Operations                      2.52       1.12      (0.47)      4.89      (8.40)
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  ($):
  From net investment income                         (0.09)     (0.14)     (0.04)     (0.09)     (0.05)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                 27.18      24.75      23.77      24.28      19.48
------------------------------------------------------------------------------------------------------
Total return (%)(c)(d)                               10.23(e)    4.74(e)   (1.95)     25.24     (30.13)
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA (%):
  Operating expenses(f)                               0.80       0.76       0.73       0.76       0.77
------------------------------------------------------------------------------------------------------
  Interest expense                                      --(g)      --         --         --         --
------------------------------------------------------------------------------------------------------
  Total expenses(f)                                   0.80       0.76       0.73       0.76       0.77
------------------------------------------------------------------------------------------------------
  Waiver/reimbursement                                0.01         --(g)      --         --         --
------------------------------------------------------------------------------------------------------
  Net investment income(f)                            0.34       0.32       0.65       0.16       0.32
------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                            194        113          4        138         68
------------------------------------------------------------------------------------------------------
Net assets, end of period (000's) ($)               99,714    113,804    106,225    129,801    123,015

(a) Per share data was calculated using the average shares outstanding during the period.

(b) Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.15 per share.

(c) Total return at net asset value assuming all distributions reinvested.

(d) Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of its expenses, total return would have been reduced.

(f) The benefits derived from custody credits had an impact of less than 0.01%.

(g) Rounds to less than 0.01%.

FINANCIAL HIGHLIGHTS

COLUMBIA LARGE CAP VALUE FUND, VARIABLE SERIES

                                                                           YEAR ENDED DECEMBER 31,
                                                   2006(A)            2005             2004           2003           2002
                                                   Class A           Class A          Class A        Class A        Class A
                                                   -------           -------          -------        -------        -------
NET ASSET VALUE, BEGINNING OF PERIOD ($)             16.83             15.82            14.15          11.97          15.55
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(b)                            0.26              0.26             0.25           0.21           0.15
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
     investments                                      2.77              0.75             1.70           2.16          (3.56)
---------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                      3.03              1.01             1.95           2.37          (3.41)
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  ($):
  From net investment income                         (0.25)               --            (0.28)         (0.19)         (0.17)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ($)                   19.61             16.83            15.82          14.15          11.97
---------------------------------------------------------------------------------------------------------------------------
Total return (%)(c)(d)                               18.16(e)           6.38(e)(f)      13.76(e)       19.79(e)      (21.95)
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA (%):
  Expenses(g)                                         0.80              0.80             0.76           0.80           0.88
---------------------------------------------------------------------------------------------------------------------------
  Waiver/reimbursement                                0.07              0.05             0.11           0.09             --
---------------------------------------------------------------------------------------------------------------------------
  Net investment income(g)                            1.45              1.62             1.68           1.66           1.08
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                             59                73               37             73             69
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's) ($)              231,354           170,489          206,695        216,923        113,335

(a) On May 1, 2006, Liberty Growth & Income Fund, Variable Series was renamed Columbia Large Cap Value Fund, Variable Series.

(b) Per share data was calculated using the average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested.

(d) Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(g) The benefits derived from custody credits had an impact of less than 0.01%.

FINANCIAL HIGHLIGHTS

COLUMBIA MONEY MARKET FUND, VARIABLE SERIES

                                                                YEAR ENDED DECEMBER 31,
                                                  2006(A)     2005       2004       2003       2002
                                                  Class A    Class A    Class A    Class A    Class A
                                                  -------    -------    -------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD ($)           1.000      1.000      1.000      1.000       1.000
-----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(b)                         0.046      0.028      0.009      0.007       0.012
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  ($):
  From net investment income                      (0.046)    (0.028)    (0.009)    (0.007)     (0.012)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ($)                 1.000      1.000      1.000      1.000       1.000
-----------------------------------------------------------------------------------------------------
Total return (%)(c)(d)                              4.72(e)    2.81(e)    0.88       0.69(e)     1.23
-----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA (%):
  Expenses(f)                                       0.45       0.55       0.57       0.54        0.65
-----------------------------------------------------------------------------------------------------
  Waiver/reimbursement                              0.15       0.04         --       0.04          --
-----------------------------------------------------------------------------------------------------
  Net investment income(f)                          4.62       2.78       0.87       0.69        1.25
-----------------------------------------------------------------------------------------------------
Net assets, end of period (000's) ($)             202,738    217,320    209,420    199,893    258,903

(a) On May 1, 2006, Liberty Money Market Fund, Variable Series was renamed Columbia Money Market Fund, Variable Series.

(b) Per share data was calculated using the average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested.

(d) Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

FINANCIAL HIGHLIGHTS

COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES

                                                                          YEAR ENDED DECEMBER 31,
                                                   2006(A)            2005           2004           2003           2002
                                                   Class A           Class A        Class A        Class A        Class A
                                                   -------           -------        -------        -------        -------
NET ASSET VALUE, BEGINNING OF PERIOD ($)            17.86             16.94          14.23          10.48          11.56
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(b)                           0.11              0.12           0.09           0.07           0.02
-------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
     investments and foreign currency                3.33              0.83           3.13           4.03          (0.73)
-------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                     3.44              0.95           3.22           4.10          (0.71)
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  ($):
  From net investment income                        (0.10)               --          (0.07)         (0.03)         (0.01)
-------------------------------------------------------------------------------------------------------------------------
  From net realized gains                           (0.53)            (0.03)         (0.44)         (0.32)         (0.36)
-------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders        (0.63)            (0.03)         (0.51)         (0.35)         (0.37)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ($)                  20.67             17.86          16.94          14.23          10.48
-------------------------------------------------------------------------------------------------------------------------
Total return (%)(c)(d)                              19.57              5.64(e)(f)    22.70          39.30(e)       (6.12)(e)
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
  (%):
  Operating expenses(g)                              0.91              0.90           0.97           1.10           1.10
-------------------------------------------------------------------------------------------------------------------------
  Interest expense                                     --(h)             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------
  Total expenses(f)                                  0.91              0.90           0.97           1.10           1.10
-------------------------------------------------------------------------------------------------------------------------
  Waiver/reimbursement                                 --                --(h)          --           0.11           0.04
-------------------------------------------------------------------------------------------------------------------------
  Net investment income(g)                           0.57              0.67           0.57           0.59           0.18
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                            35                38             30             55            125
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's) ($)              13,668            13,711         14,557         10,738          7,893

(a) On May 1, 2006, Colonial Small Cap Value Fund, Variable Series was renamed Columbia Small Cap Value Fund, Variable Series.

(b) Per share data was calculated using the average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested.

(d) Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(g) The benefits derived from custody credits had an impact of less than 0.01%.

(h) Rounds to less than 0.01%.

FINANCIAL HIGHLIGHTS

COLUMBIA STRATEGIC INCOME FUND, VARIABLE SERIES

                                                                 YEAR ENDED DECEMBER 31,
                                                   2006(A)     2005       2004       2003       2002
                                                   Class A    Class A    Class A    Class A    Class A
                                                   -------    -------    -------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD ($)            10.12       9.96        9.80       8.90       8.92
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(b)                           0.59       0.61        0.61       0.62       0.65
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
     investments and foreign currency                0.09      (0.45)       0.39       1.03       0.10
------------------------------------------------------------------------------------------------------
Total from Investment Operations                     0.68       0.16        1.00       1.65       0.75
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  ($):
  From net investment income                        (1.10)        --       (0.84)     (0.75)     (0.75)
------------------------------------------------------------------------------------------------------
  Return of capital                                    --         --          --         --      (0.02)
------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders        (1.10)        --       (0.84)     (0.75)     (0.77)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ($)                   9.70      10.12        9.96       9.80       8.90
------------------------------------------------------------------------------------------------------
Total return (%)(c)(d)                               7.07       1.61(e)    10.16      18.54       8.41
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
  (%):
  Expenses(f)                                        0.79       0.76        0.80       0.80       0.76
------------------------------------------------------------------------------------------------------
  Waiver/reimbursement                                 --         --(g)       --         --         --
------------------------------------------------------------------------------------------------------
  Net investment income(f)                           5.92       6.06        6.08       6.42       7.16
------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                            42         40         103         61         62
------------------------------------------------------------------------------------------------------
Net assets, end of period (000's) ($)              65,347     83,586     102,612    109,894    106,415

(a) On May 1, 2006, Colonial Strategic Income Fund, Variable Series was renamed Columbia Strategic Income Fund, Variable Series.

(b) Per share data was calculated using the average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested.

(d) Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g) Rounds to less than 0.01%.

                            SHAREHOLDER INFORMATION

PURCHASES AND REDEMPTIONS
The Participating Insurance Companies place daily orders to purchase and redeem shares of the Funds. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Funds issue and redeem shares at net asset value without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their net asset value next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.

FUND POLICY ON TRADING OF FUND SHARES
The interests of the Funds' long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Funds. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Funds has adopted the policies and procedures set forth below with respect to frequent trading of the Funds' shares.

The Funds, directly and through their agents, take various steps designed to deter and curtail market timing. For example, if a Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if a Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of a Fund are not affected by any of the limits mentioned above.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into a Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits and considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor.

SHAREHOLDER INFORMATION

The practices and policies described above are intended to deter and curtail market timing in the Funds. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, insurance product separate accounts and retirement plans. The Funds typically are not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Consequently, there is the risk that a Fund may not be able to do anything in response to market timing that occurs in a Fund which may result in certain shareholders being able to market time the Fund while the shareholders in a Fund bear the burden of such activities.

Certain financial intermediaries (including certain retirement plan service providers whose clients include, among others, various retirement plans sponsored by Bank of America and its affiliates for the benefit of its employees (the "Bank of America retirement plan service providers")) have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Funds' practices discussed above. In particular, the Bank of America retirement plan service providers permit the reinstatement of future purchase orders for shares of a Fund following various suspension periods.

The Funds seek to act in a manner that they believe is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Funds nor their agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

HOW THE FUNDS CALCULATE NET ASSET VALUE
The price of each class of the Funds' shares is based on its net asset value. The net asset value is determined at the close of regular trading on the New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

The Funds determine their net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, each Fund must determine the price of each security in its portfolio at the close of each trading day. Because some of the Funds hold securities that are traded on foreign exchanges, the value of those Funds' securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect those Funds' net asset value on the day it is next determined. The Money Market Fund's securities are valued at amortized cost, which is approximately equal to market value. All of the other Funds' securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Funds may use other data to determine the fair value of the securities.

The Funds have retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

DIVIDENDS AND DISTRIBUTIONS
Each Fund intends to declare and distribute, as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of each Fund consists of all dividends or interest received by such Fund, less expenses (including investment advisory and administrative fees). Income dividends will be declared and distributed annually in the case of each Fund other than the Money Market Fund. With respect to the Money Market

SHAREHOLDER INFORMATION

Fund, the dividends are declared daily and are reinvested monthly in shares of the Money Market Fund (or at the shareholder's option, distributed in cash) at the net asset value per share of $1.00. All net short-term and long-term capital gains of each Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value, as of the record date for the distributions.

TAX CONSEQUENCES
Each Fund is treated as a separate entity for federal income tax purposes and intends to elect to be treated and qualify each year, as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). Each Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, a Fund will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

An insurance company separate account that funds variable life insurance and annuity contracts can "look through" a qualifying regulated investment company to determine its own portfolio diversification. Consequently, each Fund follows portfolio diversification requirements imposed by the Code on insurance company separate accounts relating to the tax-deferred status of VA contracts and VLI policies. More specific information on these diversification requirements is contained in the prospectus that describes a particular VA contract or VLI policy. If a Fund fails to meet these diversification requirements, income with respect to the VA contracts or VLI policies invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to owners of the contracts or policies. Similarly, income for prior periods with respect to such VA contracts or VLI policies could also be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

The Internal Revenue Service ("IRS") has indicated that a degree of investor control over the investment options underlying variable contracts may interfere with their tax-deferred treatment by causing the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. Based on the rulings and other guidance the IRS has issued to date, Columbia Advisors believes that tax-deferred treatment for the Funds will be respected. However, the IRS and the Treasury Department may in the future provide further guidance as to what it deems to constitute an impermissible level of "investor control," and such guidance could affect the treatment of the Funds described herein, including retroactively.

Since the shareholders of the Funds are the Participating Insurance Companies' separate accounts, no discussion is included here as to tax consequences at the shareholder level. For information concerning the federal income tax consequences for purchasers of the VA contracts and VLI policies, see the prospectus for the relevant contract or policy. In addition, see the Statement of Additional Information for more information on taxes.

The discussion above is based on the assumption that shares of the Fund will be respected as owned by the Participating Insurance Companies' separate accounts. If this is not the case, the person(s) determined to own the shares will be currently taxed on Fund distributions and on the proceeds of any redemption of Fund shares.


OTHER CLASS OF SHARES


The Asset Allocation Fund, Federal Securities Fund, Large Cap Growth Fund, Large Cap Value Fund, Small Cap Value Fund and Strategic Income Fund also offer an additional class of shares, Class B shares, which are not available in this prospectus. Your particular VA contract or VLI policy may not offer these shares.

APPENDIX A

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION


The following supplemental hypothetical investment information provides additional information about the effect of the expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class A and Class B shares of the Funds assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratios used for the Funds, which are the same as those stated in the Annual Fund Operating Expenses tables, are presented in the charts, and are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower.


COLUMBIA ASSET ALLOCATION FUND, VARIABLE SERIES - CLASS A SHARES

        MAXIMUM SALES CHARGE          INITIAL HYPOTHETICAL INVESTMENT AMOUNT         ASSUMED RATE OF RETURN
               0.00%                               $10,000.00                                  5%

                       CUMULATIVE RETURN                   CUMULATIVE RETURN   HYPOTHETICAL YEAR-
                         BEFORE FEES &        ANNUAL         AFTER FEES &      END BALANCE AFTER    ANNUAL FEES &
YEAR                       EXPENSES        EXPENSE RATIO       EXPENSES         FEES & EXPENSES      EXPENSES(1)
1                            5.00%             0.79%             4.21%             $10,421.00           $80.66
2                           10.25%             0.79%             8.60%             $10,859.72           $84.06
3                           15.76%             0.79%            13.17%             $11,316.92           $87.60
4                           21.55%             0.79%            17.93%             $11,793.36           $91.29
5                           27.63%             0.79%            22.90%             $12,289.86           $95.13
6                           34.01%             0.79%            28.07%             $12,807.26           $99.13
7                           40.71%             0.79%            33.46%             $13,346.45          $103.31
8                           47.75%             0.79%            39.08%             $13,908.34          $107.66
9                           55.13%             0.79%            44.94%             $14,493.88          $112.19
10                          62.89%             0.79%            51.04%             $15,104.07          $116.91
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $5,104.07
TOTAL ANNUAL FEES AND EXPENSES                                                                         $977.94

 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

APPENDIX A


COLUMBIA FEDERAL SECURITIES FUND, VARIABLE SERIES -- CLASS A SHARES


        MAXIMUM SALES CHARGE          INITIAL HYPOTHETICAL INVESTMENT AMOUNT         ASSUMED RATE OF RETURN
               0.00%                               $10,000.00                                  5%

                       CUMULATIVE RETURN                   CUMULATIVE RETURN   HYPOTHETICAL YEAR-
                         BEFORE FEES &        ANNUAL         AFTER FEES &      END BALANCE AFTER    ANNUAL FEES &
YEAR                       EXPENSES        EXPENSE RATIO       EXPENSES         FEES & EXPENSES      EXPENSES(1)
1                            5.00%             0.66%             4.34%             $10,434.00           $67.43
2                           10.25%             0.66%             8.87%             $10,886.84           $70.36
3                           15.76%             0.66%            13.59%             $11,359.32           $73.41
4                           21.55%             0.66%            18.52%             $11,852.32           $76.60
5                           27.63%             0.66%            23.67%             $12,366.71           $79.92
6                           34.01%             0.66%            29.03%             $12,903.42           $83.39
7                           40.71%             0.66%            34.63%             $13,463.43           $87.01
8                           47.75%             0.66%            40.48%             $14,047.75           $90.79
9                           55.13%             0.66%            46.57%             $14,657.42           $94.73
10                          62.89%             0.66%            52.94%             $15,293.55           $98.84
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $5,293.55
TOTAL ANNUAL FEES AND EXPENSES                                                                         $822.48


COLUMBIA INTERNATIONAL FUND, VARIABLE SERIES -- CLASS A SHARES


        MAXIMUM SALES CHARGE          INITIAL HYPOTHETICAL INVESTMENT AMOUNT         ASSUMED RATE OF RETURN
               0.00%                               $10,000.00                                  5%

                       CUMULATIVE RETURN                   CUMULATIVE RETURN   HYPOTHETICAL YEAR-
                         BEFORE FEES &        ANNUAL         AFTER FEES &      END BALANCE AFTER    ANNUAL FEES &
YEAR                       EXPENSES        EXPENSE RATIO       EXPENSES         FEES & EXPENSES      EXPENSES(1)
1                            5.00%             1.23%             3.77%             $10,377.00           $125.32
2                           10.25%             1.23%             7.68%             $10,768.21           $130.04
3                           15.76%             1.23%            11.74%             $11,174.17           $134.95
4                           21.55%             1.23%            15.95%             $11,595.44           $140.03
5                           27.63%             1.23%            20.33%             $12,032.59           $145.31
6                           34.01%             1.23%            24.86%             $12,486.22           $150.79
7                           40.71%             1.23%            29.57%             $12,956.95           $156.48
8                           47.75%             1.23%            34.45%             $13,445.42           $162.37
9                           55.13%             1.23%            39.52%             $13,952.32           $168.50
10                          62.89%             1.23%            44.78%             $14,478.32           $174.85
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $4,478.32
TOTAL ANNUAL FEES AND EXPENSES                                                                        $1,488.64

 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

APPENDIX A

COLUMBIA INTERNATIONAL FUND, VARIABLE SERIES - CLASS B SHARES

        MAXIMUM SALES CHARGE          INITIAL HYPOTHETICAL INVESTMENT AMOUNT         ASSUMED RATE OF RETURN
               0.00%                               $10,000.00                                  5%

                       CUMULATIVE RETURN                   CUMULATIVE RETURN   HYPOTHETICAL YEAR-
                         BEFORE FEES &        ANNUAL         AFTER FEES &      END BALANCE AFTER    ANNUAL FEES &
YEAR                       EXPENSES        EXPENSE RATIO       EXPENSES         FEES & EXPENSES      EXPENSES(1)
1                            5.00%             1.48%             3.52%             $10,352.00           $150.60
2                           10.25%             1.48%             7.16%             $10.716.39           $155.91
3                           15.76%             1.48%            10.94%             $11,093.61           $161.39
4                           21.55%             1.48%            14.84%             $11,484.10           $167.08
5                           27.63%             1.48%            18.88%             $11,888.34           $172.96
6                           34.01%             1.48%            23.07%             $12,306.81           $179.04
7                           40.71%             1.48%            27.40%             $12,740.01           $185.35
8                           47.75%             1.48%            31.88%             $13,188.46           $191.87
9                           55.13%             1.48%            36.53%             $13,652.69           $198.62
10                          62.89%             1.48%            41.33%             $14,133.27           $205.62
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $4,133.27
TOTAL ANNUAL FEES AND EXPENSES                                                                        $1,768.44

COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES -- CLASS A SHARES

        MAXIMUM SALES CHARGE          INITIAL HYPOTHETICAL INVESTMENT AMOUNT         ASSUMED RATE OF RETURN
               0.00%                               $10,000.00                                  5%

                       CUMULATIVE RETURN                   CUMULATIVE RETURN   HYPOTHETICAL YEAR-
                         BEFORE FEES &        ANNUAL         AFTER FEES &      END BALANCE AFTER    ANNUAL FEES &
YEAR                       EXPENSES        EXPENSE RATIO       EXPENSES         FEES & EXPENSES      EXPENSES(1)
1                            5.00%             0.81%             4.20%             $10,420.00           $81.68
2                           10.25%             0.81%             8.57%             $10,856.60           $86.17
3                           15.76%             0.81%            13.11%             $11,311.49           $89.78
4                           21.55%             0.81%            17.85%             $11,785.44           $93.54
5                           27.63%             0.81%            22.79%             $12,279.25           $97.46
6                           34.01%             0.81%            27.94%             $12,793.75          $101.55
7                           40.71%             0.81%            33.30%             $13,329.81          $105.80
8                           47.75%             0.81%            38.88%             $13,888.33          $110.23
9                           55.13%             0.81%            44.70%             $14,470.25          $114.85
10                          62.89%             0.81%            50.77%             $15,076.55          $119.66
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $5,076.55
TOTAL ANNUAL FEES AND EXPENSES                                                                       $1,000.72

 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

APPENDIX A


COLUMBIA LARGE CAP VALUE FUND, VARIABLE SERIES - CLASS A SHARES


  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
         0.00%                         $10,000.00                           5%

      CUMULATIVE RETURN                   CUMULATIVE RETURN   HYPOTHETICAL YEAR-
        BEFORE FEES &        ANNUAL         AFTER FEES &      END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES        EXPENSE RATIO       EXPENSES         FEES & EXPENSES      EXPENSES(1)
1           5.00%             0.87%             4.13%             $10,413.00            $88.80
2          10.25%             0.87%             8.43%             $10,843.06            $92.46
3          15.76%             0.87%            12.91%             $11,290.88            $96.28
4          21.55%             0.87%            17.57%             $11,757.19           $100.26
5          27.63%             0.87%            22.43%             $12,242.76           $104.40
6          34.01%             0.87%            27.48%             $12,748.39           $108.71
7          40.71%             0.87%            32.75%             $13,274.89           $113.20
8          47.75%             0.87%            38.23%             $13,823.15           $117.88
9          55.13%             0.87%            43.94%             $14,394.04           $122.74
10         62.89%             0.87%            49.89%             $14,988.52           $127.81
TOTAL GAIN AFTER FEES
  AND EXPENSES                                                     $4,988.52
TOTAL ANNUAL FEES AND
EXPENSES                                                                             $1,072.54


COLUMBIA MONEY MARKET FUND, VARIABLE SERIES - CLASS A SHARES


  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
         0.00%                         $10,000.00                           5%

      CUMULATIVE RETURN                   CUMULATIVE RETURN   HYPOTHETICAL YEAR-
YEAR    BEFORE FEES &        ANNUAL         AFTER FEES &      END BALANCE AFTER    ANNUAL FEES &
----      EXPENSES        EXPENSE RATIO       EXPENSES         FEES & EXPENSES      EXPENSES(1)
1           5.00%             0.60%             4.40%             $10,440.00            $61.32
2          10.25%             0.60%             8.99%             $10,899.36            $64.02
3          15.76%             0.60%            13.79%             $11,378.93            $66.83
4          21.55%             0.60%            18.80%             $11,879.60            $69.78
5          27.63%             0.60%            24.02%             $12,402.31            $72.85
6          34.01%             0.60%            29.48%             $12,948.01            $76.05
7          40.71%             0.60%            35.18%             $13,517.72            $79.40
8          47.75%             0.60%            41.13%             $14,112.50            $82.89
9          55.13%             0.60%            47.33%             $14,733.45            $86.54
10         62.89%             0.60%            53.82%             $15,381.72            $90.35
TOTAL GAIN AFTER FEES
  AND EXPENSES                                                     $5,381.72
TOTAL ANNUAL FEES AND
  EXPENSES                                                                             $750.03

 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

APPENDIX A

COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES -- CLASS A SHARES

  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
          0.00%                        $10,000.00                           5%


      CUMULATIVE RETURN                     CUMULATIVE RETURN     HYPOTHETICAL YEAR-
        BEFORE FEES &        ANNUAL           AFTER FEES &        END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES        EXPENSE RATIO         EXPENSES           FEES & EXPENSES      EXPENSES(1)
1           5.00%             0.91%               4.09%               $10,409.00            $92.86
2          10.25%             0.91%               8.35%               $10,834.73            $96.66
3          15.76%             0.91%              12.78%               $11,277.87           $100.61
4          21.55%             0.91%              17.39%               $11,739.13           $104.73
5          27.63%             0.91%              22.19%               $12,219.26           $109.01
6          34.01%             0.91%              27.19%               $12,719.03           $113.47
7          40.71%             0.91%              32.39%               $13,239.24           $118.11
8          47.75%             0.91%              37.81%               $13,780.73           $122.94
9          55.13%             0.91%              43.44%               $14,344.36           $127.97
10         62.89%             0.91%              49.31%               $14,931.04           $133.20
TOTAL GAIN AFTER FEES
  AND EXPENSES                                                         $4,931.04
TOTAL ANNUAL FEES AND
  EXPENSES                                                                               $1,119.56


COLUMBIA STRATEGIC INCOME FUND, VARIABLE SERIES -- CLASS A SHARES

  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
         0.00%                         $10,000.00                           5%

      CUMULATIVE RETURN                          CUMULATIVE RETURN     HYPOTHETICAL YEAR-
        BEFORE FEES &           ANNUAL             AFTER FEES &        END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES          EXPENSE RATIO            EXPENSES           FEES & EXPENSES      EXPENSES(1)
1           5.00%                0.79%                  4.21%              $10,421.00            $80.66
2          10.25%                0.79%                  8.60%              $10,859.72            $84.06
3          15.76%                0.79%                 13.17%              $11,316.92            $87.60
4          21.55%                0.79%                 17.93%              $11,793.36            $91.29
5          27.63%                0.79%                 22.90%              $12,289.86            $95.13
6          34.01%                0.79%                 28.07%              $12,807.26            $99.13
7          40.71%                0.79%                 33.46%              $13,346.45           $103.31
8          47.75%                0.79%                 39.08%              $13,908.34           $107.66
9          55.13%                0.79%                 44.94%              $14,493.88           $112.19
10         62.89%                0.79%                 51.04%              $15,104.07           $116.91
TOTAL GAIN AFTER FEES
  AND EXPENSES                                                              $5,104.07
TOTAL ANNUAL FEES AND
  EXPENSES                                                                                      $977.94


 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Funds' investments is available in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Funds and the securities in which they invest. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Funds by writing or calling the Funds' transfer agent or visiting the Funds' website at:

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

The annual and semi-annual reports and the Statement of Additional Information are not available on an Internet Web site because Columbia Management does not maintain an Internet Web site for these Funds which are available only through VA contracts and VLI policies.

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Funds, including the Statement of Additional Information, by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Funds Variable Insurance Trust: 811-05199

Columbia Asset Allocation Fund, Variable Series
Columbia Federal Securities Fund, Variable Series
Columbia International Fund, Variable Series
Columbia Large Cap Growth Fund, Variable Series
Columbia Large Cap Value Fund, Variable Series

Columbia Money Market Fund, Variable Series


Columbia Small Cap Value Fund, Variable Series


Columbia Strategic Income Fund, Variable Series

COLUMBIA MANAGEMENT

Columbia Funds Variable Insurance Trust I
Prospectus - Class B Shares
May 1, 2007

INTERNATIONAL STOCK FUND

Columbia Marsico International Opportunities Fund, Variable Series

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NOT FDIC-INSURED    NOT BANK ISSUED

   NOT BANK
  GUARANTEED        MAY LOSE VALUE

AN OVERVIEW OF THE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 29.

YOUR INVESTMENT IN A FUND IS NOT A BANK DEPOSIT OR OTHER OBLIGATION OF, OR ISSUED OR ENDORSED OR GUARANTEED BY, BANK OF AMERICA, N.A. (BANK OF AMERICA) OR ANY OF ITS AFFILIATES. YOUR INVESTMENT IN A FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUND AND MAY BE COMPENSATED IN CONNECTION WITH THE SALE OF THE FUND.

YOUR INVESTMENT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL INVESTED. YOUR INVESTMENT MAY LOSE MONEY.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about one of the Funds of Columbia Funds Variable Insurance Trust I. The Fund is an underlying investment vehicle for certain variable annuity contracts and/or variable life insurance policies issued by leading life insurance companies. Please read this prospectus carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Class B shares of the Fund. Class B shares have their own fees and other features. Please contact your investment professional for more information regarding the share classes offered by the Funds of Columbia Funds Variable Insurance Trust I.

ABOUT THE FUND


The Fund is diversified.

The Fund, like all International Stock Funds, invests primarily in equity securities of companies outside the U.S.

Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk. Foreign securities also involve special risks not associated with investing in the U.S. stock market, which you need to be aware of before you invest.

In every case, there's a risk that you'll lose money or that you may not earn as much as you expect.

CHOOSING THE RIGHT FUND FOR YOU


Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Fund, like all International Stock Funds, generally focuses on long-term growth. It may be suitable for you if:

  - you have longer-term investment goals;

  - they're part of a balanced portfolio; or

  - you want to try to protect your portfolio against a loss of buying power that inflation can cause over time.

It may not be suitable for you if:

  - you're not prepared to accept or are unable to bear the risks associated with equity securities, including foreign securities;

  - you have short-term investment goals; or

  - you're looking for a regular stream of income.

You'll find a discussion of the Fund's investment objective, principal investment strategies and risks in the description that starts on page 5.

FOR MORE INFORMATION

If you have any questions about the Fund, please contact your investment professional.

You'll find more information about the Fund in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Fund
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO THE FUND. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF THE FUND. THE ADVISER AND COLUMBIA FUNDS HAVE ENGAGED A SUB-ADVISER THAT IS RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.




 YOU'LL FIND MORE ABOUT THE ADVISER AND SUB-ADVISER STARTING ON PAGE 13.

--------------------------------------------------------------------------------


------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE      5
  SERIES
Sub-adviser: Marsico Capital Management, LLC
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     10
------------------------------------------------------------------
HOW THE FUND IS MANAGED                                         13

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and transferring shares                       16
  How selling agents are paid                                   20
  Distributions and taxes                                       22
  Legal matters                                                 23
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            25
------------------------------------------------------------------
HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION                 27
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   29
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA MARSICO INTERNATIONAL
OPPORTUNITIES FUND, VARIABLE SERIES

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

THE ADVISER IS THE FUND'S INVESTMENT ADVISER AND MARSICO IS ITS SUB-ADVISER. JAMES G. GENDELMAN IS THE PORTFOLIO MANAGER WHO MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.




 YOU'LL FIND MORE ABOUT MARSICO AND MR. GENDELMAN STARTING ON PAGE 14.

WHAT IS AN INTERNATIONAL FUND?

INTERNATIONAL STOCK FUNDS INVEST IN A DIVERSIFIED PORTFOLIO OF COMPANIES LOCATED IN MARKETS THROUGHOUT THE WORLD. THESE COMPANIES CAN OFFER INVESTMENT OPPORTUNITIES THAT ARE NOT AVAILABLE IN THE UNITED STATES. INVESTING INTERNATIONALLY ALSO INVOLVES SPECIAL RISKS NOT ASSOCIATED WITH INVESTING IN THE U.S. STOCK MARKET.

WHILE THIS FUND INVESTS IN A WIDE RANGE OF COMPANIES AND INDUSTRIES, IT HOLDS FEWER INVESTMENTS THAN OTHER KINDS OF FUNDS. THIS MEANS IT CAN HAVE GREATER PRICE SWINGS THAN MORE DIVERSIFIED FUNDS. IT ALSO MEANS IT MAY HAVE RELATIVELY HIGHER RETURNS WHEN ONE OF ITS INVESTMENTS PERFORMS WELL, OR RELATIVELY LOWER RETURNS WHEN AN INVESTMENT PERFORMS POORLY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks long-term growth of capital.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund normally invests at least 65% of its assets in common stocks of foreign companies. While the Fund may invest in companies of any size, it focuses on large companies. These companies are selected for their long-term growth potential. The Fund normally invests in issuers from at least three different countries not including the United States and generally holds a core position of
                   35 to 50 common stocks. The number of securities held by the Fund may occasionally exceed this range at times such as when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest in common stocks of companies operating in emerging markets.

The Fund may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment, and the global competitive landscape. In addition, Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit with various levels of a company's management, as well as with its customers and (as relevant) suppliers, distributors, and competitors. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell a Fund's investments in portfolio companies if, in the opinion of Marsico, a company's fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The core investments of the Fund generally may include established companies and securities that offer long-term growth potential. However, the Fund's portfolio also may typically include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THE FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Marsico International Opportunities Fund, Variable Series has the
                   following principal risks:

      - INVESTMENT STRATEGY RISK -- There is a risk that the value of the Fund's investments will not rise as high as Marsico expects, or will fall.

      - STOCK MARKET RISK -- The value of any stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - FOREIGN INVESTMENT RISK -- Because the Fund invests primarily in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. If the Fund invests in emerging markets there may be other risks involved, such as those of immature economies and less developed and more thinly traded securities markets. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, also may apply to some foreign investments.

      - EMERGING MARKETS RISK -- Securities issued by companies in developing or emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa, may be more sensitive to the risks of foreign investing. In particular, these countries may experience instability resulting from rapid social, political and economic development. Many of these countries are dependent on international trade, which makes them sensitive to world commodity prices and economic downturns in other countries. Some emerging countries have a higher risk of currency devaluations, and some countries may experience long periods of high inflation or rapid changes in inflation rates.

      - FUTURES RISK -- The Fund may use futures contracts to convert currencies and to hedge against changes in foreign currency exchange rates. There is a risk that this could result in losses, reduce returns, increase transaction costs or increase the Fund's volatility.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

THE FUND'S PREVIOUSLY UNNAMED SHARE CLASS WAS REDESIGNATED CLASS B SHARES EFFECTIVE OCTOBER 2, 2006.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR

      The bar chart shows you how the performance of the Fund's Class B shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                1999     2000     2001     2002     2003     2004     2005     2006
                ----     ----     ----     ----     ----     ----     ----     ----
               43.05%   -13.81%  -13.98%  -7.35%   40.25%   16.59%   19.52%   23.22%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 4TH QUARTER 1999:           28.55%
         WORST: 3RD QUARTER 2001:         -18.63%


--------------------------------------------------------------------------------

THE RETURNS SHOWN FOR THE INDEX DO NOT REFLECT FEES, BROKERAGE COMMISSIONS OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------


      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006

      The table shows the Fund's Class B shares' average annual total return for each period compared with the MSCI EAFE Index, which is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                                                                           LIFE OF
                                                        1 YEAR   5 YEARS    FUND*
         CLASS B SHARES                                 23.22%   17.41%    10.71%



         MSCI EAFE INDEX (REFLECTS NO DEDUCTIONS FOR
           FEES OR EXPENSES)                            26.34%   14.98%     6.94%

      *THE INCEPTION DATE OF THE FUND'S CLASS B SHARES IS MARCH 27, 1998. THE
       RETURN FOR THE INDEX SHOWN IS FROM MARCH 31, 1998.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND MAY INCUR SIGNIFICANT TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO FUND TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold
                   Class B shares of the Fund. You will also incur fees and expenses associated with your variable annuity contract and/or life insurance policy. This table does not include fees and expenses imposed under your annuity contract and/or life insurance policy. If the table included these fees and expenses, the figures shown below would be higher. You will find details about these fees and expenses in the prospectus that describes your annuity contract and/or life insurance policy. Additional hypothetical fee and expense information can be found in the section HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION.

         SHAREHOLDER FEES                                              CLASS B
         (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     SHARES
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES()



         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                             1.02%



         Distribution (12b-1) fees                                      0.25%



         Other expenses                                                 0.10%
                                                                        -----



         Acquired fund fees and expenses(2)                            --



         Total annual Fund operating expenses                           1.37%
                                                                        =====




      (1)The Fund pays an investment advisory fee of 0.80% and an administration fee of 0.22% of the Fund's average daily assets.

      (2)Amount represents less than 0.01% but is included in other expenses.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE

      This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not take into account fees and expenses imposed under your variable annuity contract and/or life insurance policy. If the example included these fees and expenses, the figures shown below would be higher.

      This example assumes:

        - you invest $10,000 in Class B shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.

        - you reinvest all dividends and distributions in the Fund.

        - your investment has a 5% return each year.

        - the Fund's operating expenses remain the same as shown in the table above.

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS B SHARES                          $139     $434      $750      $1,646

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about the Fund's investment objective, principal investment strategies and risks in the description that starts on page
5. The following are some other risks and information you should consider before you invest:

      - Columbia Funds Variable Insurance Trust I (formerly known as Nations Separate Account Trust) has obtained exemptive relief from the SEC relating to the sale of shares to life insurance companies and qualified plans. Accordingly, the Fund may be made available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as directly to qualified plans and certain other permitted persons. Due to differences in tax treatment and other considerations, the interests of various contract owners participating in Columbia Funds Variable Insurance Trust I and the interests of qualified plans investing in Columbia Funds Variable Insurance Trust I may conflict. Columbia Funds Variable Insurance Trust I currently does not foresee any disadvantages to shareholders arising from these potential conflicts of interest. Nevertheless, the Board of Trustees of Columbia Funds Variable Insurance Trust I (the Board) intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts.

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of the Fund can be changed without shareholder approval. The 80% Policy of the Fund may be changed without shareholder approval by giving shareholders at least 60 days' notice.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Although no such change is currently planned, the Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If the Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - HOLDING OTHER KINDS OF INVESTMENTS -- A Fund may hold investments that aren't part of its principal investment strategies. Please refer to the SAI for more information. The portfolio managers or portfolio management team can also choose not to invest in specific securities described in this prospectus and in the SAI.

      - INVESTMENT IN COLUMBIA MONEY MARKET FUNDS -- To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest its assets in Columbia Money Market Funds. The Adviser and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly. The Adviser may waive fees which it is entitled to receive from either the Columbia Money Market Funds or the Fund.

      - FOREIGN INVESTMENT RISK -- Funds that invest in foreign securities may be affected by changes in currency exchange rates and the costs of converting currencies; foreign government controls on foreign investment, repatriation of capital, and currency and exchange; foreign taxes, including potentially confiscatory levels of taxation and withholding; inadequate supervision and regulation of some foreign markets; difficulty selling some investments which may increase volatility; different settlement practices or delayed settlements in some markets; difficulty getting complete or accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic or social instability; and difficulty enforcing legal rights outside the U.S. If a Fund invests in emerging markets there may be other risks involved, such as those of immature economies and less developed and more thinly traded securities markets.

      - INVESTING DEFENSIVELY -- The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

      - SECURITIES LENDING PROGRAM -- The Fund may lend portfolio securities to approved broker-dealers or other financial institutions on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker-dealers or other financial institutions involved in the loans may be affiliates of Bank of America.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to the Fund, including investment advisory, investment sub-advisory, distribution, administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Fund. Bank of America or its affiliates may also serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO TRANSACTION COSTS -- The Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for a Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transaction costs are not.

      - PORTFOLIO HOLDINGS DISCLOSURE -- A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

      - PORTFOLIO TURNOVER -- A Fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can mean higher brokerage and other transaction costs, which could reduce the Fund's returns. The Fund generally buys securities for capital appreciation, investment income, or both, and don't engage in frequent trading. You'll find the portfolio turnover rates for the Fund in FINANCIAL HIGHLIGHTS.

How the Fund is managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser is the investment adviser to over 100 mutual fund portfolios in the Columbia Funds Family, including the Fund of Columbia Funds Variable Insurance Trust I offered by this prospectus. Columbia Funds Variable Insurance Trust I is a series of mutual funds that provides underlying investment alternatives for certain variable annuity contracts and/or variable life insurance policies.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities and money market instruments.

Currently managing more than $312 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.

Columbia Funds Variable Insurance Trust I pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The Adviser uses part of this money to pay investment sub-advisers for the services they provide to the Fund.

A discussion regarding the basis for the Board's approval of the investment advisory agreement with the Adviser and the sub-adviser, is available in the Fund's annual report to shareholders for the fiscal year ended December 31.

The following chart shows the maximum advisory fee the Adviser can receive, along with the actual advisory fee the Adviser and/or an affiliate received during the Fund's last fiscal year, after waivers and/or reimbursements.

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                             MAXIMUM    ACTUAL FEE
                                                             ADVISORY    PAID LAST
                                                               FEE      FISCAL YEAR



  COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND,
    VARIABLE SERIES                                           0.80%        0.80%




INVESTMENT SUB-ADVISER

Columbia Funds and the Adviser engage an investment sub-adviser to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-adviser and evaluates the Fund's needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Fund has applied for relief from the SEC to permit the Fund to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or the Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Fund obtain the relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

Information about the Fund's sub-adviser and the portfolio managers of the sub-adviser that are responsible for the day-to-day investment decisions for the Fund is provided below. The SAI provides additional information about the compensation of these portfolio managers, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

--------------------------------------------------------------------------------

MARSICO CAPITAL MANAGEMENT, LLC

1200 17TH STREET
SUITE 1600
DENVER, COLORADO 80202

--------------------------------------------------------------------------------


MARSICO CAPITAL MANAGEMENT, LLC

Marsico was organized in 1997 as a registered investment adviser and is an indirect, wholly-owned subsidiary of Bank of America. Marsico provides investment services to mutual funds and private accounts, and as of December 31, 2006, had approximately $84 billion in assets under management. Thomas F. Marsico is the founder and Chief Executive Officer of Marsico.

Marsico is the investment sub-adviser to:

  - Columbia Marsico International Opportunities Fund, Variable Series

JAMES G. GENDELMAN, has managed the investment program of Columbia Marsico International Opportunities Fund, Variable Series since August 2000. Prior to joining Marsico in May of 2000, Mr. Gendelman spent thirteen years as a Vice President of International Sales for Goldman, Sachs & Co. He holds a Bachelor's degree in Accounting from Michigan State University and an MBA in Finance from the University of Chicago. Mr. Gendelman was a certified public accountant for Ernst & Young from 1983 to 1985.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

--------------------------------------------------------------------------------


OTHER SERVICE PROVIDERS

The Fund is distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer and an indirect, wholly-owned subsidiary of Bank of America Corporation. The Distributor may receive fees for the distribution services it provides to the Fund. The Distributor may also pay commissions and distribution (12b-1) fees, and/or other compensation to companies for selling shares and providing services to investors.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


Columbia Management Advisors, LLC is the administrator of the Fund (Administrator) and is responsible for overseeing the administrative operations of the Fund. The Fund pays the Administrator a fee of 0.22% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Fund and is paid monthly.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------


Columbia Management Services, Inc. is the transfer agent for the Fund's shares (Transfer Agent) and is an indirect, wholly-owned subsidiary of Bank of America Corporation. Its responsibilities include transaction processing, calculating and paying distributions and keeping account records.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and transferring shares
(DOLLAR SIGN GRAPHIC)

--------------------------------------------------------------------------------

WE'VE USED THE TERM INVESTMENT PROFESSIONAL TO REFER TO THE PERSON WHO HAS ASSISTED YOU WITH BUYING SHARES OF THE FUND. SELLING AGENT MEANS THE COMPANY THAT EMPLOYS YOUR INVESTMENT PROFESSIONAL. SELLING AGENTS INCLUDE BANKS, BROKERAGE FIRMS, MUTUAL FUND DEALERS, PARTICIPATING LIFE INSURANCE COMPANIES, AND OTHER FINANCIAL INSTITUTIONS, INCLUDING AFFILIATES OF BANK OF AMERICA.

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------


The Funds of Columbia Funds Variable Insurance Trust I are available only to owners of variable annuity contracts and/or variable life insurance policies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the Funds.

SHORT-TERM TRADING ACTIVITY AND MARKET TIMING -- The interests of a Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Fund is not intended as a vehicle for market timing. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of a Fund to implement their market timing strategies. Columbia Funds' Board has adopted policies and procedures with respect to market timing activity as discussed below.

Market timing may negatively impact long-term performance of a Fund by requiring it to maintain a larger percentage of assets in cash or to liquidate portfolio holdings at a disadvantageous time. Market timing could increase a Fund's expenses through increased trading and transaction costs, forced and unplanned portfolio turnover, and large asset fluctuations that could diminish a Fund's ability to provide the maximum investment return to all participants. Certain Funds may be more susceptible to these negative effects of market timing. For example, Funds that invest principally in foreign securities may be more susceptible to arbitrage opportunities resulting from mispricing due to time zone differences among international financial markets. Market timers seek potential price differentials that may occur with securities that trade in a different time zone. Funds that invest principally in small- and mid-capitalization securities may be more susceptible to arbitrage opportunities due to the less liquid nature of smaller company securities. Fair value pricing may reduce these arbitrage opportunities.

Shares of the Fund are held through insurance company separate accounts. Accordingly, essentially all purchase, redemption, and transfer orders are received through omnibus accounts, in which shares are held in the name of an insurance company on behalf of multiple variable product owners. Transaction requests submitted to a Fund reflect the netting of transactions of multiple variable product owners whose individual transactions are not disclosed to the Fund. Therefore, Columbia Funds typically is not able to identify trading by a particular variable product owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing.

Columbia Funds, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, Columbia Funds monitors each separate account's daily purchase and redemption orders, which reflect the aggregate and net result of all purchase, redemption, and transfer activity of all variable product owners in that separate account. If Columbia Funds detects that a separate account has conducted two "round trips" (as defined below) in a Fund that are deemed material by Columbia Funds in any 28-day period or if, in the opinion of Columbia Funds, the separate account's prior history may be consistent with a pattern of market timing by variable product owners, Columbia Funds will request that the insurance company research the source of the activity and determine whether a particular variable product owner is engaging in market timing in violation of Columbia Funds' policy. If an insurance company determines that a variable product owner has conducted two round trips that are deemed material by Columbia Funds in any 28-day period, Columbia Funds will generally require rejection of such variable product owner's future purchase orders, including transfer purchase orders, involving any Fund. In addition, if Columbia Funds determines that any variable product owner or separate account has engaged in any type of market timing activity (independent of the two-round trip limit) Columbia Funds may, in its discretion, reject future purchase orders, involving the same or any other Fund. In any event, Columbia Funds also retains the right to reject any order to buy or transfer shares and also retains the right to modify these market timing policies at any time without prior notice to shareholders. The right to redeem shares of a Fund is not affected by any of these limits.

For these purposes, a "round trip" is a purchase by any means into a Fund followed by a redemption, of any amount, by any means out of the same Fund. Under this definition, a transfer into a Fund followed by a transfer out of the same Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an insurance company, adviser, selling agent or trust department, generally will not be considered to be under common ownership or control. The two round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

These policies will be applied uniformly to all insurance companies. However, there is no assurance that the insurance company will investigate trading activity at the request of Columbia Funds, stop activity that proves to be against Columbia Funds' policies or implement Columbia Funds' market timing policies and practices. Columbia Funds must rely, in large part, on the rights, ability, and willingness of insurance companies to detect and deter market timing. Columbia Funds' policies are separate from, and in addition to, any policies and procedures adopted by an insurance company relating to variable product owner transactions. Certain insurance companies have different policies regarding monitoring and restricting market timing in the underlying variable product owner accounts that they maintain through an omnibus account that may be more or less restrictive than Columbia Funds' practices. For example, the terms and conditions of certain existing insurance contracts between an insurance company and a variable product owner may limit the ability of the insurance company to address frequent trading activity by the variable product owner. If the policy of an insurance company is to follow the market timing policy of the underlying investment options, then the policies and practices of the Columbia Funds discussed herein will be implemented by such insurance company. The prospectus that describes your annuity contract and/or life insurance policy will contain a description of the insurance company's policies and procedures, if any, with respect to market timing. Columbia Funds reserves the right, but does not have the obligation, to reject purchase orders from, or to stop or limit the offering of shares to, insurance company separate accounts. In addition, Columbia Funds reserves the right to remove any insurance company from its platform that does not cooperate with a Fund's effort to deter market timing.

The practices and policies described above are intended to deter and curtail market timing in the Columbia Funds. However, there can be no assurance that either Columbia Funds' or the insurance companies' policies and procedures, individually or collectively, will be totally effective in this regard because of various factors. Consequently, there is the risk that Columbia Funds may not be able to do anything in response to market timing that occurs in a Fund which may result in certain variable product owners being able to market time a Fund while the other variable product owners in that Fund bear the burden of such activities.

Columbia Funds seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither Columbia Funds nor its agents shall be held liable for any loss resulting from rejected purchase orders or transfers.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. A BUSINESS DAY ENDS AT THE CLOSE OF REGULAR TRADING ON THE NYSE, USUALLY AT 4:00 P.M. EASTERN TIME. IF THE NYSE CLOSES EARLY, THE BUSINESS DAY ENDS AS OF THE TIME THE NYSE CLOSES.

THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


HOW SHARES ARE PRICED

All transactions are based on the price of a Fund's shares -- or its net asset value per share.

We calculate net asset value per share for each Fund at the end of each business day. First, we calculate the net asset value for each Fund by determining the value of the Fund's assets and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors hold in the Fund.

Shares of the Fund are generally purchased and redeemed at the net asset per share value next determined after your order is received. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for details.

VALUING SECURITIES IN THE FUND

The value of a Fund's shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in a Fund. If a market price isn't readily available, we will base the price of the security on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities which may be subject to fair valuation include, but are not limited to: (1) restricted securities for which a pricing service is unable to provide a market price; (2) securities whose trading has been formally suspended; (3) debt securities that have gone into default and for which there is no current market quotation; and
(4) a security whose market price is not available from a pre-established pricing service. In addition, the Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund's share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. We use various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a market price is readily available and, if not, what the security's fair value is.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Columbia Funds has retained an independent fair value pricing service to assist in the fair valuation process for Funds that primarily invest in international securities. Because of the judgment involved in fair value decisions, there can be no assurance that the value ascribed to a particular security is accurate. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Fund could change on days when Fund shares cannot be bought or sold.

How selling agents are paid
(PERCENT SIGN GRAPHIC)

Selling agents usually receive compensation based on your investment in the Fund. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

--------------------------------------------------------------------------------

THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12b-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER RULE 12b-1 UNDER THE 1940 ACT.

YOUR SELLING AGENT MAY CHARGE OTHER FEES RELATED TO SERVICES PROVIDED.

--------------------------------------------------------------------------------


DISTRIBUTION (12b-1) FEES

The Distributor and selling agents may be compensated for selling shares and providing services to investors under a distribution plan.

The Distributor and selling agents may receive a maximum annual distribution (12b-1) fee of 0.25% for selling shares of variable annuity contracts and/or variable life insurance policies with whom the selling agents have a relationship.

Fees are calculated daily and paid monthly. Because these fees are paid out of the Fund's assets on an ongoing basis they will increase the cost of your investment over time, and may cost you more than any sales charges you may pay.

The Fund pays these fees to the Distributor and/or to eligible selling agents and financial institutions, including the Adviser or other affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

OTHER COMPENSATION -- FINANCIAL INTERMEDIARY PAYMENTS

The Distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.10% and 0.40% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary. The Distributor or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.

The Distributor or its affiliates may make other payments or allow promotional incentives to financial intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

Amounts paid by the Distributor or its affiliates are paid out of the Distributor's or its affiliates' own resources and do not increase the amount paid by you or your Fund. You can find further details about the payments made by the Distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor or its affiliates has agreed to make marketing support payments in the SAI, which can be obtained by calling 1.800.345.6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Distributor and its affiliates and any services your financial intermediary provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial adviser and review carefully any disclosure by the financial intermediary as to compensation received by your financial adviser.

Distributions and taxes

(TAXES GRAPHIC)

ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is generally not subject to federal income tax as long as it distributes its net investment income and net realized capital gain, if any, to its shareholders. The Fund intends to pay out a sufficient amount of their income and capital gain, if any, to shareholders so the Fund won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

The Fund distributes any net realized capital gain at least once a year. Normally, the Fund declares and pays distributions of net investment income annually. The Fund may, however, declare and pay distributions of net investment income more frequently. Zero coupon bonds generate income each year to an investing Fund without generating cash for distributions. A Fund may be required to prematurely sell investments to make distributions or pay for redemptions.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day before the distribution is declared. Shares are eligible to receive net investment income and net realized capital gain distributions from the trade date of the purchase up to and including the day before the shares are sold.

Each time a distribution is made, the net asset value per share of a Fund is reduced by the amount of the distribution. We'll automatically reinvest distributions in additional shares of the same Fund.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUND. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT FEDERAL INCOME TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT

Shares of the Fund are only offered to you through a variable annuity contract and/or variable life insurance policy of a participating insurance company. You should review the prospectus and other information provided to you by your participating insurance company regarding the federal income taxation of your variable annuity contract and/or variable life insurance policy. As discussed in the prospectus for your variable annuity contract or variable life insurance policy, your contract or policy may qualify for favorable tax treatment.

As long as your variable annuity contract or variable life insurance policy maintains favorable tax treatment, you will only be taxed on your investment in a Fund through such contract or policy, even if you sell Fund shares or receive the Fund's distributions. In order to qualify for such treatment, among other things, the "separate accounts" of participating insurance companies, which maintain and invest net proceeds from the variable annuity contracts and variable life insurance policies, must be "adequately diversified." The Fund intends to operate in such a manner so that a separate account investing in Fund shares on behalf of a holder of a variable annuity contract or variable life insurance policy will be "adequately diversified."

Legal matters

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things,
(1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

CIVIL LITIGATION

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action -- Mehta v. AIG Sun America Life Assurance Company -- involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. Plaintiffs have appealed the decision dismissing this action to the Count of Appeals for the Eighth Circuit. This appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

Financial highlights
(DOLLAR SIGN GRAPHIC)

The financial highlights tables are designed to help you understand how the Fund's Class B shares have performed for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses associated with the annuity contract or life insurance policy which, if reflected, would reduce the total returns for all periods shown.

This financial information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund's financial statements, is included in the Fund's annual report. Columbia Funds Variable Insurance Trust I's financial statements are incorporated by reference into the SAI. Please see the back cover of this prospectus to find out how you can get a copy of the SAI.

COLUMBIA MARSICO INTERNATIONAL
OPPORTUNITIES FUND, VARIABLE SERIES*

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

                                              YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                               12/31/06            12/31/05            12/31/04            12/31/03
  Class B Shares**
  Net asset value, beginning of year            $18.44              $15.74              $13.56              $9.67
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(a)                0.05                0.12                0.08               --(b)
  Net realized and unrealized gain/(loss)
    on investments and foreign currency          4.14                2.92                2.17                3.89
  Net increase/(decrease) in net asset
    value from operations                        4.19                3.04                2.25                3.89
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.06)              (0.02)              (0.05)              --(b)
  Distributions from net realized capital
    gains                                       (0.62)              (0.32)              (0.02)                --
  Total dividends and distributions             (0.68)              (0.34)              (0.07)              --(b)
  Net asset value, end of year                  $21.95              $18.44              $15.74              $13.56
  TOTAL RETURN(C)                               23.22%              19.52%            16.59%(d)             40.25%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)           $399,607            $157,851            $113,124            $52,611
  Operating expenses                           1.37%(e)            1.49%(e)            1.50%(e)            1.45%(e)
  Interest expense                                --                  --                  --                --%(i)
  Total expenses                               1.37%(e)            1.49%(e)            1.50%(e)            1.45%(e)
  Net investment income/(loss)                 0.27%(e)            0.78%(e)            0.53%(e)            0.02%(e)
  Portfolio turnover rate                        102%                154%                130%                147%
  Waiver/reimbursement                            --                --%(i)              0.07%               0.39%

                                               YEAR ENDED
                                                12/31/02
  Class B Shares**
  Net asset value, beginning of year             $10.44
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(a)                 0.02
  Net realized and unrealized gain/(loss)
    on investments and foreign currency          (0.79)
  Net increase/(decrease) in net asset
    value from operations                        (0.77)
  LESS DISTRIBUTIONS:
  Dividends from net investment income           --(b)
  Distributions from net realized capital
    gains                                          --
  Total dividends and distributions              --(b)
  Net asset value, end of year                   $9.67
  TOTAL RETURN(C)                               (7.35)%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)            $14,819
  Operating expenses                            1.25%(e)
  Interest expense                               --%(i)
  Total expenses                                1.25%(e)
  Net investment income/(loss)                  0.15%(e)
  Portfolio turnover rate                         175%
  Waiver/reimbursement                           1.04%

* Prior to May 1, 2006, Columbia Marsico International Opportunities Fund, Variable Series was known as Nations Marsico International Opportunities Portfolio.
** Effective October 2, 2006, the Fund's previously unnamed share class was redesignated Class B shares.
(a) Per share net investment income/(loss) has been calculated using the average shares outstanding during the period.
(b) Amount represents less than $0.01 per share.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Fund's investment adviser and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits had an impact of less than 0.01%.
(f) The effect of interest expense on the operating expense ratio was less than 0.01%.
(g) Not annualized.
(h) Annualized.
(i) Amount rounds to less than 0.01%.

Hypothetical investment and expense information

The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class B shares of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is presented in the charts, and is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower.

COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES -- CLASS B SHARES

      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT       ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                               5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-    ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER     FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES(1)
       1            5.00%               1.37%               3.63%             $10,363.00         $139.49
       2           10.25%               1.37%               7.39%             $10,739.18         $144.55
       3           15.76%               1.37%              11.29%             $11,129.01         $149.80
       4           21.55%               1.37%              15.33%             $11,532.99         $155.23
       5           27.63%               1.37%              19.52%             $11,951.64         $160.87
       6           34.01%               1.37%              23.85%             $12,385.48         $166.71
       7           40.71%               1.37%              28.35%             $12,835.08         $172.76
       8           47.75%               1.37%              33.01%             $13,300.99         $179.03
       9           55.13%               1.37%              37.84%             $13,783.82         $185.53
      10           62.89%               1.37%              42.84%             $14,284.17         $192.27



  TOTAL GAIN AFTER FEES & EXPENSES                                            $ 4,284.17
  TOTAL ANNUAL FEES & EXPENSES                                                                 $1,646.24

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------

Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

ASSET-BACKED SECURITY -- a debt security that gives an investor an interest in a pool of assets that is collateralized or "backed" by one or more kinds of assets, including automobile loans or credit card receivables, generally issued by banks, credit card companies or other lenders. Asset-backed securities typically make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a domestic or U.S. branch of a foreign bank, including certificates of deposit, time deposits and bankers' acceptances.

BOND -- a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. An investor realizes a capital gain when it sells a security for more than it paid for it. An investor realizes a capital loss when it sells a security for less than it paid for it.

CASH EQUIVALENTS -- short-term, interest-bearing instruments which can easily be converted into cash, including U.S. government obligations, bank obligations, and certain asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investors Service, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).


COLLATERALIZED MORTGAGE OBLIGATION (CMO) -- a type of mortgage-backed security. CMO payment obligations are covered by interest and/or principal payments from a pool of mortgages. In addition, the underlying assets of a CMO are typically separated into classes, called tranches, based on maturity. Each tranche pays a different rate of interest. CMOs are not generally issued by the U.S. government, its agencies or instrumentalities.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows an investor to vote at shareholder meetings and to share in the company's profits by receiving dividends.

CONVERTIBLE DEBT -- a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

CONVERTIBLE SECURITY -- a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

CREDIT SUISSE HIGH YIELD INDEX -- an unmanaged trader-priced portfolio constructed to mirror the investable universe of the dollar-denominated high yield debt market. Issues must be publicly registered in the U.S. or issued under Rule 144A with registration rights. The index includes below investment grade, cash pay, zero-coupon, stepped-rate and pay-in-kind bonds with at least one year remaining to maturity. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

CROSSING NETWORKS -- an electronic system where anonymous parties can match buy and sell transactions. These transactions don't affect the market, and transaction costs are extremely low.

DEBT SECURITY -- a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

DEPOSITARY RECEIPTS -- evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

DERIVATIVES -- A derivative is a financial contract whose value is based upon, or "derived" from, an underlying financial asset (such as a stock or a bond), a commodity (such as gold), a market index (such as the S&P 500) or a reference rate (such as the prime lending interest rate). Examples of derivative instruments include futures, options, index-, equity-, commodity- and currency-linked securities, warrants and swap contracts. For a detailed description of the derivatives described here, see the SAI.

DIVERSIFIED -- A diversified fund, as defined by the 1940 Act, must have at least 75% of its total assets in cash and cash equivalents, government securities, securities of other investment companies, or other securities. For purposes of this calculation, the fund may not count securities of a single issuer that comprise more than 5% of the fund's assets.


DIVIDEND YIELD -- rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.
DURATION -- a measure used to estimate how much a Fund's net asset value will fluctuate in response to a change in interest rates. For example, if interest rates rise by one percentage point, the share price of a fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the fund's share price would rise by about 5%.

EQUITY SECURITY -- an investment that gives an investor an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provides certain guarantees. The securities issued by the FHLMC are guaranteed as to timely payment of interest and the ultimate collection of principal only by the FHLMC and are not insured or guaranteed by the U.S. government.

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. FNMA is a congressionally chartered company, although neither its common stock nor the securities it issues are insured or guaranteed by the U.S. government. The securities issued by FNMA are guaranteed as to timely payment of both principal and interest only by FNMA.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

FOREIGN SECURITY -- a debt or equity security determined by a Fund's portfolio management team or portfolio manager(s) to be foreign based on an issuer's domicile, its principal place of business, the source of its revenues or other factors. An American Depository Receipt (ADR) may be considered a foreign security by a Fund's portfolio management team or portfolio manager(s).

FORWARD FOREIGN CURRENCY CONTRACTS -- a forward foreign currency contract includes an obligation to purchase or sell a foreign currency at a specified future date.

FORWARD PURCHASE AGREEMENT -- a contract obligating one party to buy and another party to sell an equity security, commodity, currency or other financial instrument at a specific future date.

FUNDAMENTAL ANALYSIS -- a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.


FUTURES CONTRACT -- a contract to buy or sell underlying instruments at a specified price on a specified future date. The price is typically set through a futures exchange.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- a government-owned corporation that is considered an agency of the U.S. government. It guarantees, with the full faith and credit of the U.S. government, full and timely payment of all principal and interest on its mortgage-backed securities.

HIGH QUALITY -- includes municipal securities that are rated in the two highest short-term debt categories according to an NRSRO such as S&P or Moody's. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by a Fund's Board. Please see the SAI for more information about credit ratings.

HIGH YIELD DEBT SECURITY -- debt securities that, at the time of purchase, are rated "BB" or below by S&P or "Ba" or below by Moody's, or that are unrated and determined by the portfolio management team to be of comparable quality.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

INTEREST RATE SWAP -- an agreement between two parties to exchange periodic interest payments based on a predetermined principal amount.

INVESTMENT GRADE -- a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The portfolio management team may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.

LEHMAN BROTHERS U.S. AGGREGATE INDEX -- an unmanaged index of U.S. government agency and U.S. Treasury securities, investment grade corporate bonds and asset-, mortgage-, and commercial mortgage-backed securities. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term, high quality debt security. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

MORTGAGE-BACKED SECURITY OR MORTGAGE-RELATED SECURITY -- a debt security that gives you an interest in, and is backed by, a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities typically make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

MSCI EAFE INDEX -- an unmanaged free float-adjusted market capitalization index that measures developed market equity performance, excluding the U.S. and Canada. The index includes Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public or private projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from municipal securities that pay for "public" projects and services is exempt from federal income taxes and is generally exempt from state taxes if an investor lives in the state that issued the security. If an investor lives in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's.

OPTIONS -- An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

OVER-THE-COUNTER MARKET -- a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

PREFERRED STOCK -- a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors. Ownership of preferred stock typically does not come with certain voting rights that come with common stock.

PRICE-TO-EARNINGS RATIO (P/E RATIO) -- the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

PRIVATE PLACEMENT -- a private placement is the sale of stocks, bonds or other investments directly to a qualified investor without having to register the offering with the SEC or other comparable foreign regulatory authorities. Qualified investors are typically large institutional investors or high net worth individuals. Securities acquired through private placements generally may not be resold.

QUANTITATIVE ANALYSIS -- an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

REAL ESTATE INVESTMENT TRUST (REIT) -- a portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests. A REIT is an tax-advantaged entity whose assets are composed primarily of such investments.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.


REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price. Reverse repurchase agreements are, in effect, loans to a fund.

RIGHT -- a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

RUSSELL 1000(R) INDEX -- an unmanaged index that measures the performance of the largest 1,000 U.S. companies and represents approximately 90% of the U.S. equity market. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 1000(R) VALUE INDEX -- an unmanaged index that measures the performance of those securities in the Russell 1000(R) Index with lower price-to-book ratios and forecasted growth rates. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 2000(R) INDEX -- an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and represents approximately 8% of the U.S. equity market. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 2000(R) GROWTH INDEX -- an unmanaged index that measures the performance of those securities in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth rates. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 3000(R) INDEX -- an unmanaged index that measures the performance of the 3,000 largest U.S. securities based on total market capitalization, and represents approximately 98% of the investable U.S. equity market. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL MIDCAP(R) GROWTH INDEX -- an unmanaged index that measures the performance of those securities in the Russell MidCap(R) Index with higher price-to-book ratios and forecasted growth values. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL MIDCAP(R) INDEX -- an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index and represents approximately 24% of the U.S. equity market. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P 500 INDEX(1) -- an unmanaged index of 500 widely held common stocks. The S&P covers 80% of the U.S. market and encompasses more than 100 different industry groups. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

SENIOR SECURITY -- a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

TOTAL RETURN SWAP -- an agreement between two parties to exchange periodic interest payments for the total return of an equity or fixed income instrument.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

WARRANT -- a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

ZERO-COUPON BOND -- a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return.

(1)"Standard and Poor's", "S&P", "S&P 500", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Adviser. The Portfolios are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the Portfolios.

COLUMBIA MANAGEMENT.

Where to find more information

The Funds of Columbia Funds Variable Insurance Trust I are available only to the owners of variable annuity contracts and/or variable life insurance policies issued by leading life insurance companies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the Funds. You'll find more information about the Fund in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on the Fund's performance during the period covered.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional information about the Fund and its policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Fund and make shareholder inquiries by contacting the life insurance company that issued your variable annuity contract and/or variable life insurance policy, or by contacting Columbia Management Services, Inc. as follows:

By telephone:
1.800.345.6611

By mail:
COLUMBIA MANAGEMENT SERVICES, INC.
P.O. BOX 8081
BOSTON, MA 02266-8081

The annual and semi-annual reports and the SAI are not available on an Internet site because Columbia Management does not maintain an Internet site for the Funds of Columbia Funds Variable Insurance Trust I, which are available only through variable annuity contracts and/or variable life insurance policies issued by leading life insurance companies.

Information about the Fund can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.551.8090. The reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0102.


SEC file number: 811-08481
Columbia Funds Variable Insurance Trust I

COLUMBIA MANAGEMENT.

Columbia Funds Variable Insurance Trust I
Prospectus - Class B Shares
May 1, 2007

CORPORATE BOND FUND

Columbia High Yield Fund, Variable Series

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.

ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NOT FDIC-INSURED    NOT BANK ISSUED

   NOT BANK
  GUARANTEED        MAY LOSE VALUE

AN OVERVIEW OF THE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 29.

YOUR INVESTMENT IN A FUND IS NOT A BANK DEPOSIT OR OTHER OBLIGATION OF, OR ISSUED OR ENDORSED OR GUARANTEED BY, BANK OF AMERICA, N.A. (BANK OF AMERICA) OR ANY OF ITS AFFILIATES. YOUR INVESTMENT IN A FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUND AND MAY BE COMPENSATED IN CONNECTION WITH THE SALE OF THE FUND.

YOUR INVESTMENT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL INVESTED. YOUR INVESTMENT MAY LOSE MONEY.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about one of the Funds of Columbia Funds Variable Insurance Trust I. The Fund is an underlying investment vehicle for certain variable annuity contracts and/or variable life insurance policies issued by leading life insurance companies. Please read this prospectus carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Class B shares of the Fund. Class B shares have their own fees and other features. The Fund also offers Class A shares, which have different fees, and which you may be eligible to purchase. Please contact your investment professional for more information regarding the share classes offered by the Funds of Columbia Funds Variable Insurance Trust I.

ABOUT THE FUND


The Fund is diversified.

The Fund, like all Corporate Bond Funds, focuses on the potential to earn income by investing primarily in fixed income securities. The Fund is a high yield bond fund that focuses on the potential to earn income by investing primarily in high yield debt securities, which are often referred to as "junk bonds." High yield bond funds offer the opportunity for higher levels of income than other corporate bond funds.

High yield debt securities, like all fixed income securities, have the potential to increase in value because when interest rates fall, the value of these securities tends to rise. When interest rates rise, however, the value of these securities tends to fall. Other things can also affect the value of high yield debt securities, most importantly credit risk. High yield debt securities are generally more sensitive to credit risk than other types of fixed income securities.

In every case, there's a risk that you'll lose money or that you may not earn as much as you expect.

CHOOSING THE RIGHT FUND FOR YOU


Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Fund, like all Corporate Bond Funds, focuses on the potential to earn income. It may be suitable for you if:

  - you're looking for income;

  - you want to diversify your existing portfolio; or

  - you have longer-term investment goals.

It may not be suitable for you if:

  - you're not prepared to accept or are unable to bear the risks associated with fixed income securities, particularly high yield debt securities; or

  - you're seeking preservation of capital and stability of share price.

You'll find a discussion of the Fund's investment objective, principal investment strategies and risks in the description that starts on page 5.

FOR MORE INFORMATION

If you have any questions about the Fund, please contact your investment professional.

You'll find more information about the Fund in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Fund
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO THE FUND. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF THE FUND. THE ADVISER AND COLUMBIA FUNDS HAVE ENGAGED A SUB-ADVISER THAT IS RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.




 YOU'LL FIND MORE ABOUT THE ADVISER AND SUB-ADVISER STARTING ON PAGE 13.

--------------------------------------------------------------------------------


COLUMBIA HIGH YIELD FUND, VARIABLE SERIES                        5
Sub-adviser: MacKay Shields LLC
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     10
------------------------------------------------------------------
HOW THE FUND IS MANAGED                                         13

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and transferring shares                       16
  How selling agents are paid                                   20
  Distributions and taxes                                       22
  Legal matters                                                 23
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            25
------------------------------------------------------------------
HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION                 27
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   29
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

THE ADVISER IS THE FUND'S INVESTMENT ADVISER AND MACKAY SHIELDS LLC (MACKAY SHIELDS) IS ITS SUB-ADVISER. MACKAY SHIELDS' HIGH YIELD PORTFOLIO MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.




 YOU'LL FIND MORE ABOUT MACKAY SHIELDS AND ITS HIGH YIELD PORTFOLIO MANAGEMENT TEAM STARTING ON PAGE 14.

HIGH YIELD DEBT SECURITIES

THIS FUND INVESTS PRIMARILY IN HIGH YIELD DEBT SECURITIES, WHICH ARE OFTEN REFERRED TO AS "JUNK BONDS." HIGH YIELD DEBT SECURITIES OFFER THE POTENTIAL FOR HIGHER INCOME THAN OTHER KINDS OF DEBT SECURITIES WITH SIMILAR MATURITIES, BUT THEY ALSO HAVE HIGHER CREDIT RISK.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks maximum income by investing in a diversified portfolio of high yield debt securities.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   Under normal circumstances, the Fund will invest at least 80% of its assets in domestic and foreign corporate high yield debt securities. These securities are not rated investment grade, but generally will be rated "BB" or "B" by Standard
                   & Poor's Corporation. The portfolio management team may choose unrated securities if it believes they are of comparable quality at the time of investment. The Fund is not managed to a specific duration. Its duration will generally track the Credit Suisse High Yield Index.

The Fund invests primarily in:

  - domestic corporate high yield debt securities, including private placements;

  - U.S. dollar-denominated foreign corporate high yield debt securities, including private placements;

  - zero-coupon bonds;

  - U.S. government obligations; and

  - equity securities (up to 20% of its assets), which may include convertible securities.

When selecting investments for the Fund, the portfolio management team:

  - focuses on individual security selection ("bottom-up" analysis);

  - uses fundamental credit analysis;

  - emphasizes current income while attempting to minimize risk to principal;

  - seeks to identify a catalyst for capital appreciation such as an operational or financial restructuring; and

  - tries to manage risk by diversifying the Fund's investments across securities of many different issuers.

The portfolio management team may sell a security when its market price rises above the target price the team has set, when it believes there has been a deterioration in an issuer's fundamentals, such as earnings, sales or management, or an issuer's credit quality, or to maintain portfolio diversification, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THE FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia High Yield Fund, Variable Series has the following principal risks:

      - INVESTMENT STRATEGY RISK -- There is a risk that the value of the investments that the portfolio management team chooses will not rise as high as the team expects, or will fall.

      - CREDIT RISK -- The types of securities in which the Fund typically invests are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.

      - CHANGING DISTRIBUTION LEVELS -- The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

      - INTEREST RATE RISK -- The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      - LIQUIDITY RISK -- There is a risk that a security held by the Fund cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

      - FOREIGN INVESTMENT RISK -- Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS THAT HAS SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE ANNUAL RETURNS DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         Because the Fund's Class B shares have not been offered for a full calendar year, the following bar chart and table show how the Fund's Class A shares have performed in the past, and can help you understand the risks of investing in the
                   Fund. The Fund's Class A shares are offered through another prospectus. Class B shares would have substantially similar annual returns to Class A shares because they invest in the same portfolio securities, and returns would differ only to the extent that the classes do not have the same distribution (12b-1) fees.
                   Although Class A shares were authorized to pay distribution (12b-1) fees, they did not actually pay them during the periods shown. Accordingly, if Class B shares' distribution (12b-1) fees were included, performance would have been lower. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE
                   FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR

      The bar chart shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2001     2002     2003     2004     2005     2006
               ----     ----     ----     ----     ----     ----
               8.32%    2.18%   31.20%   11.40%    2.15%   11.25%




      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 2ND QUARTER 2003:          10.75%
         WORST: 3RD QUARTER 2002:         -5.88%


--------------------------------------------------------------------------------

THE RETURNS SHOWN FOR THE INDEX DO NOT REFLECT FEES, BROKERAGE COMMISSIONS OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------


      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006

      The table shows the Fund's Class A shares' average annual total return for each period, compared with the Credit Suisse High Yield Index a broad-based index that tracks the performance of high yield bonds. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                                                                            LIFE OF
                                                         1 YEAR   5 YEARS    FUND*
         CLASS A SHARES                                  11.25%   11.16%     8.92%



         CREDIT SUISSE HIGH YIELD INDEX (REFLECTS NO
           DEDUCTIONS FOR FEES OR EXPENSES)              11.91%   11.07%     8.59%

      *THE INCEPTION DATE OF THE FUND'S CLASS A SHARES IS JULY 7, 2000. THE
       RETURN FOR THE INDEX SHOWN IS FROM JUNE 30, 2000.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND MAY INCUR SIGNIFICANT TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold
                   Class B shares of the Fund. You will also incur fees and expenses associated with your variable annuity contract and/or life insurance policy. This table does not include fees and expenses imposed under your annuity contract and/or life insurance policy. If the table included these fees and expenses, the figures shown below would be higher. You will find details about these fees and expenses in the prospectus that describes your annuity contract and/or life insurance policy. Additional hypothetical fee and expense information can be found in the section HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION.

         SHAREHOLDER FEES                                              CLASS B
         (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                      SHARES
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES



         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                             0.78%



         Distribution (12b-1) fees(2)                                   0.25%



         Other expenses(3)                                              0.09%
                                                                         --------



         Total annual Fund operating expenses                           1.12%



         Fee waivers and/or reimbursements                              0.46%
                                                                         --------



         Total net expenses(4)                                          0.66%
                                                                         ========

      (1)The Fund pays an investment advisory fee of 0.55% and an administration fee of 0.23% of the Fund's average daily assets.

      (2)The Fund's distributor has contractually agreed to waive 0.19% of the distribution (12b-1) fees applicable to the Fund's Class B shares until April 30, 2008.

      (3)Other expenses are based on estimates for the current fiscal year.

      (4)The Fund's investment adviser and distributor have contractually agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual Fund operating expenses (exclusive of distribution and shareholder servicing fees and interest) do not exceed 0.60% annually through April 30, 2008. There is no guarantee that these waivers and/or limitations will continue after April 30, 2008.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE

      This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not take into account fees and expenses imposed under your variable annuity contract and/or life insurance policy. If the example included these fees and expenses, the figures shown below would be higher.

      This example assumes:

        - you invest $10,000 in Class B shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.

        - you reinvest all dividends and distributions in the Fund.

        - your investment has a 5% return each year.

        - the Fund's operating expenses remain the same as shown in the table above.

        - the waivers and/or reimbursements shown above expire April 30, 2008 and are not reflected in the 3, 5 and 10 year examples.

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS B SHARES                          $67      $310      $572      $1,322

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about the Fund's investment objective, principal investment strategies and risks in the description that starts on page
5. The following are some other risks and information you should consider before you invest:

      - Columbia Funds Variable Insurance Trust I (formerly known as Nations Separate Account Trust) has obtained exemptive relief from the SEC relating to the sale of shares to life insurance companies and qualified plans. Accordingly, the Fund may be made available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as directly to qualified plans and certain other permitted persons. Due to differences in tax treatment and other considerations, the interests of various contract owners participating in Columbia Funds Variable Insurance Trust I and the interests of qualified plans investing in Columbia Funds Variable Insurance Trust I may conflict. Columbia Funds Variable Insurance Trust I currently does not foresee any disadvantages to shareholders arising from these potential conflicts of interest. Nevertheless, the Board of Trustees of Columbia Funds Variable Insurance Trust I (the Board) intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts.

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of the Fund can be changed without shareholder approval. The 80% Policy of the Fund may be changed without shareholder approval by giving shareholders at least 60 days' notice.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Although no such change is currently planned, the Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If the Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - HOLDING OTHER KINDS OF INVESTMENTS -- A Fund may hold investments that aren't part of its principal investment strategies. Please refer to the SAI for more information. The portfolio managers or portfolio management team can also choose not to invest in specific securities described in this prospectus and in the SAI.

      - INVESTMENT IN COLUMBIA MONEY MARKET FUNDS -- To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest its assets in Columbia Money Market Funds. The Adviser and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly. The Adviser may waive fees which it is entitled to receive from either the Columbia Money Market Funds or the Fund.

      - FOREIGN INVESTMENT RISK -- Funds that invest in foreign securities may be affected by changes in currency exchange rates and the costs of converting currencies; foreign government controls on foreign investment, repatriation of capital, and currency and exchange; foreign taxes, including potentially confiscatory levels of taxation and withholding; inadequate supervision and regulation of some foreign markets; difficulty selling some investments which may increase volatility; different settlement practices or delayed settlements in some markets; difficulty getting complete or accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic or social instability; and difficulty enforcing legal rights outside the U.S. If a Fund invests in emerging markets there may be other risks involved, such as those of immature economies and less developed and more thinly traded securities markets.

      - INVESTING DEFENSIVELY -- The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

      - SECURITIES LENDING PROGRAM -- The Fund may lend portfolio securities to approved broker-dealers or other financial institutions on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker-dealers or other financial institutions involved in the loans may be affiliates of Bank of America.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to the Fund, including investment advisory, investment sub-advisory, distribution, administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Fund. Bank of America or its affiliates may also serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO TRANSACTION COSTS -- The Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for a Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transaction costs are not.

      - PORTFOLIO HOLDINGS DISCLOSURE -- A description of the Fund's policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

      - PORTFOLIO TURNOVER -- A Fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can mean higher brokerage and other transaction costs, which could reduce the Fund's returns. The Fund generally buys securities for capital appreciation, investment income, or both, and doesn't engage in frequent trading. You'll find the portfolio turnover rates for the Fund in FINANCIAL HIGHLIGHTS.

How the Fund is managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser is the investment adviser to over 100 mutual fund portfolios in the Columbia Funds Family, including the Fund of Columbia Funds Variable Insurance Trust I offered by this prospectus. Columbia Funds Variable Insurance Trust I is a series of mutual funds that provides underlying investment alternatives for certain variable annuity contracts and/or variable life insurance policies.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities and money market instruments.

Currently managing more than $312 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.

Columbia Funds Variable Insurance Trust I pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The Adviser uses part of this money to pay investment sub-advisers for the services they provide to the Fund.

A discussion regarding the basis for the Board's approval of the investment advisory agreement with the Adviser and each sub-adviser, as applicable, is available in the Fund's annual report to shareholders for the fiscal year ended December 31.

The Adviser has agreed to waive fees and/or reimburse expenses for the Fund. You'll find a discussion of any waiver and/or reimbursement in the Fund description. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses.

The following chart shows the maximum advisory fee the Adviser can receive, along with the actual advisory fee the Adviser and/or an affiliate received during the Fund's last fiscal year, after waivers and/or reimbursements.

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                             MAXIMUM    ACTUAL FEE
                                                             ADVISORY    PAID LAST
                                                               FEE      FISCAL YEAR
  COLUMBIA HIGH YIELD FUND, VARIABLE SERIES                   0.55%        0.55%

INVESTMENT SUB-ADVISER

Columbia Funds and the Adviser engage an investment sub-adviser to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-adviser and evaluates the Fund's needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Fund has applied for relief from the SEC to permit the Fund to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or the Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Fund obtain the relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

Information about the Fund's sub-adviser and the portfolio managers of the sub-adviser that are responsible for the day-to-day investment decisions for the Fund is provided below. The SAI provides additional information about the compensation of these portfolio managers, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

--------------------------------------------------------------------------------

MACKAY SHIELDS LLC

9 WEST 57TH STREET
NEW YORK, NEW YORK 10019

--------------------------------------------------------------------------------


MACKAY SHIELDS LLC

Founded in 1938, MacKay Shields is an independently-managed, wholly-owned subsidiary of New York Life Insurance Company. MacKay Shields currently has approximately $40 billion in assets under management.


MacKay Shields' High Yield Portfolio Management Team is responsible for making the day-to-day decisions for Columbia High Yield Fund, Variable Series. J. Matthew Philo is the lead portfolio manager responsible for making the day-to-day investment management decisions for the Fund.

J. MATTHEW PHILO, CFA Matt Philo is a Senior Managing Director of MacKay Shields and is a Portfolio Manager/Research Analyst on the High Yield Portfolio Management Team. Mr. Philo was promoted to Senior Managing Director in the fourth quarter of 2004 and promoted to Managing Director in the first quarter of 2000. Mr. Philo joined MacKay Shields in 1996 from Thorsell, Parker Partners Inc. where he was an analyst and portfolio manager focusing on mid-cap companies. He was previously with Moran Asset Management as an equity portfolio manager and analyst. Mr. Philo became a holder of the Chartered Financial Analyst designation in 1993. He received a BA in Economics from the State University of New York at Albany and a MBA in Finance from New York University. Mr. Philo has been in the investment management and research industry since 1984.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

--------------------------------------------------------------------------------


OTHER SERVICE PROVIDERS

The Fund is distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer and an indirect, wholly-owned subsidiary of Bank of America Corporation. The Distributor may receive fees for the distribution services it provides to the Fund. The Distributor may also pay commissions and distribution (12b-1) fees, and/or other compensation to companies for selling shares and providing services to investors.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


Columbia Management Advisors, LLC is the administrator of the Fund (Administrator) and is responsible for overseeing the administrative operations of the Fund. The Fund pays the Administrator a fee of 0.23% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Fund and is paid monthly.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------


Columbia Management Services, Inc. is the transfer agent for the Fund's shares (Transfer Agent) and is an indirect, wholly-owned subsidiary of Bank of America Corporation. Its responsibilities include transaction processing, calculating and paying distributions and keeping account records.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and transferring shares
(DOLLAR SIGN GRAPHIC)

--------------------------------------------------------------------------------

WE'VE USED THE TERM INVESTMENT PROFESSIONAL TO REFER TO THE PERSON WHO HAS ASSISTED YOU WITH BUYING SHARES OF THE FUND. SELLING AGENT MEANS THE COMPANY THAT EMPLOYS YOUR INVESTMENT PROFESSIONAL. SELLING AGENTS INCLUDE BANKS, BROKERAGE FIRMS, MUTUAL FUND DEALERS, PARTICIPATING LIFE INSURANCE COMPANIES, AND OTHER FINANCIAL INSTITUTIONS, INCLUDING AFFILIATES OF BANK OF AMERICA.

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------


The Funds of Columbia Funds Variable Insurance Trust I are available only to owners of variable annuity contracts and/or variable life insurance policies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the Funds.

SHORT-TERM TRADING ACTIVITY AND MARKET TIMING -- The interests of a Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Fund is not intended as vehicles for market timing. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of a Fund to implement their market timing strategies. Columbia Funds' Board has adopted policies and procedures with respect to market timing activity as discussed below.

Market timing may negatively impact long-term performance of a Fund by requiring it to maintain a larger percentage of assets in cash or to liquidate portfolio holdings at a disadvantageous time. Market timing could increase a Fund's expenses through increased trading and transaction costs, forced and unplanned portfolio turnover, and large asset fluctuations that could diminish a Fund's ability to provide the maximum investment return to all participants. Certain Funds may be more susceptible to these negative effects of market timing. For example, Funds that invest principally in foreign securities may be more susceptible to arbitrage opportunities resulting from mispricing due to time zone differences among international financial markets. Market timers seek potential price differentials that may occur with securities that trade in a different time zone. Funds that invest principally in small- and mid-capitalization securities may be more susceptible to arbitrage opportunities due to the less liquid nature of smaller company securities. Fair value pricing may reduce these arbitrage opportunities.

Shares of the Fund are held through insurance company separate accounts. Accordingly, essentially all purchase, redemption, and transfer orders are received through omnibus accounts, in which shares are held in the name of an insurance company on behalf of multiple variable product owners. Transaction requests submitted to a Fund reflect the netting of transactions of multiple variable product owners whose individual transactions are not disclosed to the Fund. Therefore, Columbia Funds typically is not able to identify trading by a particular variable product owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing.

Columbia Funds, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, Columbia Funds monitors each separate account's daily purchase and redemption orders, which reflect the aggregate and net result of all purchase, redemption, and transfer activity of all variable product owners in that separate account. If Columbia Funds detects that a separate account has conducted two "round trips" (as defined below) in a Fund that are deemed material by Columbia Funds in any 28-day period or if, in the opinion of Columbia Funds, the separate account's prior history may be consistent with a pattern of market timing by variable product owners, Columbia Funds will request that the insurance company research the source of the activity and determine whether a particular variable product owner is engaging in market timing in violation of Columbia Funds' policy. If an insurance company determines that a variable product owner has conducted two round trips that are deemed material by Columbia Funds in any 28-day period, Columbia Funds will generally require rejection of such variable product owner's future purchase orders, including transfer purchase orders, involving any Fund. In addition, if Columbia Funds determines that any variable product owner or separate account has engaged in any type of market timing activity (independent of the two-round trip limit) Columbia Funds may, in its discretion, reject future purchase orders, involving the same or any other Fund. In any event, Columbia Funds also retains the right to reject any order to buy or transfer shares and also retains the right to modify these market timing policies at any time without prior notice to shareholders. The right to redeem shares of a Fund is not affected by any of these limits.

For these purposes, a "round trip" is a purchase by any means into a Fund followed by a redemption, of any amount, by any means out of the same Fund. Under this definition, a transfer into a Fund followed by a transfer out of the same Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an insurance company, adviser, selling agent or trust department, generally will not be considered to be under common ownership or control. The two round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

These policies will be applied uniformly to all insurance companies. However, there is no assurance that the insurance company will investigate trading activity at the request of Columbia Funds, stop activity that proves to be against Columbia Funds' policies or implement Columbia Funds' market timing policies and practices. Columbia Funds must rely, in large part, on the rights, ability, and willingness of insurance companies to detect and deter market timing. Columbia Funds' policies are separate from, and in addition to, any policies and procedures adopted by an insurance company relating to variable product owner transactions. Certain insurance companies have different policies regarding monitoring and restricting market timing in the underlying variable product owner accounts that they maintain through an omnibus account that may be more or less restrictive than Columbia Funds' practices. For example, the terms and conditions of certain existing insurance contracts between an insurance company and a variable product owner may limit the ability of the insurance company to address frequent trading activity by the variable product owner. If the policy of an insurance company is to follow the market timing policy of the underlying investment options, then the policies and practices of the Columbia Funds discussed herein will be implemented by such insurance company. The prospectus that describes your annuity contract and/or life insurance policy will contain a description of the insurance company's policies and procedures, if any, with respect to market timing. Columbia Funds reserves the right, but does not have the obligation, to reject purchase orders from, or to stop or limit the offering of shares to, insurance company separate accounts. In addition, Columbia Funds reserves the right to remove any insurance company from its platform that does not cooperate with a Fund's effort to deter market timing.

The practices and policies described above are intended to deter and curtail market timing in the Columbia Funds. However, there can be no assurance that either Columbia Funds' or the insurance companies' policies and procedures, individually or collectively, will be totally effective in this regard because of various factors. Consequently, there is the risk that Columbia Funds may not be able to do anything in response to market timing that occurs in a Fund which may result in certain variable product owners being able to market time a Fund while the other variable product owners in that Fund bear the burden of such activities.

Columbia Funds seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither Columbia Funds nor its agents shall be held liable for any loss resulting from rejected purchase orders or transfers.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. A BUSINESS DAY ENDS AT THE CLOSE OF REGULAR TRADING ON THE NYSE, USUALLY AT 4:00 P.M. EASTERN TIME. IF THE NYSE CLOSES EARLY, THE BUSINESS DAY ENDS AS OF THE TIME THE NYSE CLOSES.

THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


HOW SHARES ARE PRICED

All transactions are based on the price of a Fund's shares -- or its net asset value per share.

We calculate net asset value per share for each Fund at the end of each business day. First, we calculate the net asset value for each Fund by determining the value of the Fund's assets and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors hold in the Fund.

Shares of the Fund are generally purchased and redeemed at the net asset per share value next determined after your order is received. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for details.

VALUING SECURITIES IN THE FUND

The value of a Fund's shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in a Fund. If a market price isn't readily available, we will base the price of the security on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities which may be subject to fair valuation include, but are not limited to: (1) restricted securities for which a pricing service is unable to provide a market price; (2) securities whose trading has been formally suspended; (3) debt securities that have gone into default and for which there is no current market quotation; and
(4) a security whose market price is not available from a pre-established pricing service. In addition, the Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund's share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. We use various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a market price is readily available and, if not, what the security's fair value is.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Columbia Funds has retained an independent fair value pricing service to assist in the fair valuation process for Funds that primarily invest in international securities. Because of the judgment involved in fair value decisions, there can be no assurance that the value ascribed to a particular security is accurate. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Fund could change on days when Fund shares cannot be bought or sold.

How selling agents are paid
(PERCENT SIGN GRAPHIC)

Selling agents usually receive compensation based on your investment in the Fund. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

--------------------------------------------------------------------------------

THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12b-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER RULE 12b-1 UNDER THE 1940 ACT.

YOUR SELLING AGENT MAY CHARGE OTHER FEES RELATED TO SERVICES PROVIDED.

--------------------------------------------------------------------------------


DISTRIBUTION (12b-1) FEES

The Distributor and selling agents may be compensated for selling shares and providing services to investors under a distribution plan.

The Distributor and selling agents may receive a maximum annual distribution (12b-1) fee of 0.25% for selling shares of variable annuity contracts and/or variable life insurance policies with whom the selling agents have a relationship.

The Distributor has contractually agreed to waive 0.19% of the distribution (12b-1) fees applicable to Columbia High Yield Fund, Variable Series until April 30, 2008.

Fees are calculated daily and paid monthly. Because these fees are paid out of the Fund's assets on an ongoing basis they will increase the cost of your investment over time, and may cost you more than any sales charges you may pay.

The Fund pays these fees to the Distributor and/or to eligible selling agents and financial institutions, including the Adviser or other affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

OTHER COMPENSATION -- FINANCIAL INTERMEDIARY PAYMENTS

The Distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.10% and 0.40% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary. The Distributor or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.

The Distributor or its affiliates may make other payments or allow promotional incentives to financial intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

Amounts paid by the Distributor or its affiliates are paid out of the Distributor's or its affiliates' own resources and do not increase the amount paid by you or your Fund. You can find further details about the payments made by the Distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor or its affiliates has agreed to make marketing support payments in the SAI, which can be obtained by calling 1.800.345.6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Distributor and its affiliates and any services your financial intermediary provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial adviser and review carefully any disclosure by the financial intermediary as to compensation received by your financial adviser.

Distributions and taxes

(TAXES GRAPHIC)

ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is generally not subject to federal income tax as long as it distributes its net investment income and net realized capital gain, if any, to its shareholders. The Fund intends to pay out a sufficient amount of their income and capital gain, if any, to shareholders so the Fund won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

The Fund distributes any net realized capital gain at least once a year. Normally, the Fund declares and pays distributions of net investment income annually. The Fund may, however, declare and pay distributions of net investment income more frequently. Zero coupon bonds generate income each year to an investing Fund without generating cash for distributions. A Fund may be required to prematurely sell investments to make distributions or pay for redemptions.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day before the distribution is declared. Shares are eligible to receive net investment income and net realized capital gain distributions from the trade date of the purchase up to and including the day before the shares are sold.

Each time a distribution is made, the net asset value per share of a Fund is reduced by the amount of the distribution. We'll automatically reinvest distributions in additional shares of the same Fund.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUND. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT FEDERAL INCOME TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT

Shares of the Fund are only offered to you through a variable annuity contract and/or variable life insurance policy of a participating insurance company. You should review the prospectus and other information provided to you by your participating insurance company regarding the federal income taxation of your variable annuity contract and/or variable life insurance policy. As discussed in the prospectus for your variable annuity contract or variable life insurance policy, your contract or policy may qualify for favorable tax treatment.

As long as your variable annuity contract or variable life insurance policy maintains favorable tax treatment, you will only be taxed on your investment in a Fund through such contract or policy, even if you sell Fund shares or receive the Fund's distributions. In order to qualify for such treatment, among other things, the "separate accounts" of participating insurance companies, which maintain and invest net proceeds from the variable annuity contracts and variable life insurance policies, must be "adequately diversified." The Fund intends to operate in such a manner so that a separate account investing in Fund shares on behalf of a holder of a variable annuity contract or variable life insurance policy will be "adequately diversified."

Legal matters

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things,
(1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

CIVIL LITIGATION

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action -- Mehta v. AIG Sun America Life Assurance Company -- involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. Plaintiffs have appealed the decision dismissing this action to the Count of Appeals for the Eighth Circuit. This appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

Financial highlights
(DOLLAR SIGN GRAPHIC)

The financial highlights tables are designed to help you understand how the Fund's Class B shares have performed for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses associated with the annuity contract or life insurance policy which, if reflected, would reduce the total returns for all periods shown.

This financial information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund's financial statements, is included in the Fund's annual report. Columbia Funds Variable Insurance Trust I's financial statements are incorporated by reference into the SAI. Please see the back cover of this prospectus to find out how you can get a copy of the SAI.

COLUMBIA HIGH YIELD FUND, FUND, VARIABLE SERIES*

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                     PERIOD ENDED
                                                       12/31/06
  Class B Shares**
  Net asset value, beginning of period               $11.05
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(a)                     0.50
  Net realized and unrealized gain/(loss)
    on investments                                    0.36
  Net increase/(decrease) in net asset
    value from operations                             0.86
  LESS DISTRIBUTIONS:
  Dividends from net investment income               (0.28)
  Distributions from net realized capital
    gains                                            (0.10)
  Total dividends and distributions                  (0.38)
  Net asset value, end of period                     $11.53
  TOTAL RETURN(B)                                    7.95%(c)(d)
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)               $193,138
  Operating expenses                                 0.66%(e)(f)
  Interest expense                                    --(g)
  Total expenses                                     0.66%(e)(f)
  Net investment income/(loss)                       6.65%(e)(f)
  Portfolio turnover rate                            80%(d)
  Waiver/reimbursement                               0.44%(f)

* Prior to May 1, 2006, Columbia High Yield Fund, Variable Series was known as Nations High Yield Fund Bond Portfolio.
** The Fund's Class B shares commenced operations on May 1, 2006.
(a) Per share net investment income/(loss) has been calculated using the average shares outstanding during the period.
(b) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(c) Had the Fund's investment advisor and/or its affiliates not reimbursed a portion of expenses, total return would have been reduced.
(d) Not annualized.
(e) The benefits derived from custody credits had an impact of less than 0.01%.
(f) Annualized.
(g) Amount rounds to less than 0.01%.

Hypothetical investment and expense information

The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class B shares of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is presented in the charts, and is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower.

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES -- CLASS B SHARES

      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT       ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                               5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-    ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER     FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES(1)
       1            5.00%               0.66%               4.34%             $10,434.00          $67.43
       2           10.25%               1.12%               8.39%             $10,838.84         $119.13
       3           15.76%               1.12%              12.59%             $11,259.39         $123.75
       4           21.55%               1.12%              16.96%             $11,696.25         $128.55
       5           27.63%               1.12%              21.50%             $12,150.06         $133.54
       6           34.01%               1.12%              26.21%             $12,621.49         $138.72
       7           40.71%               1.12%              31.11%             $13,111.20         $144.10
       8           47.75%               1.12%              36.20%             $13,619.92         $149.69
       9           55.13%               1.12%              41.48%             $14,148.37         $155.50
      10           62.89%               1.12%              46.97%             $14,697.33         $161.54



  TOTAL GAIN AFTER FEES & EXPENSES                                            $ 4,697.33
  TOTAL ANNUAL FEES & EXPENSES                                                                 $1,321.95

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------

Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

ASSET-BACKED SECURITY -- a debt security that gives an investor an interest in a pool of assets that is collateralized or "backed" by one or more kinds of assets, including automobile loans or credit card receivables, generally issued by banks, credit card companies or other lenders. Asset-backed securities typically make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a domestic or U.S. branch of a foreign bank, including certificates of deposit, time deposits and bankers' acceptances.

BOND -- a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. An investor realizes a capital gain when it sells a security for more than it paid for it. An investor realizes a capital loss when it sells a security for less than it paid for it.

CASH EQUIVALENTS -- short-term, interest-bearing instruments which can easily be converted into cash, including U.S. government obligations, bank obligations, and certain asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investors Service, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).


COLLATERALIZED MORTGAGE OBLIGATION (CMO) -- a type of mortgage-backed security. CMO payment obligations are covered by interest and/or principal payments from a pool of mortgages. In addition, the underlying assets of a CMO are typically separated into classes, called tranches, based on maturity. Each tranche pays a different rate of interest. CMOs are not generally issued by the U.S. government, its agencies or instrumentalities.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows an investor to vote at shareholder meetings and to share in the company's profits by receiving dividends.

CONVERTIBLE DEBT -- a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

CONVERTIBLE SECURITY -- a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

CREDIT SUISSE HIGH YIELD INDEX -- an unmanaged trader-priced portfolio constructed to mirror the investable universe of the dollar-denominated high yield debt market. Issues must be publicly registered in the U.S. or issued under Rule 144A with registration rights. The index includes below investment grade, cash pay, zero-coupon, stepped-rate and pay-in-kind bonds with at least one year remaining to maturity. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

CROSSING NETWORKS -- an electronic system where anonymous parties can match buy and sell transactions. These transactions don't affect the market, and transaction costs are extremely low.

DEBT SECURITY -- a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

DEPOSITARY RECEIPTS -- evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

DERIVATIVES -- A derivative is a financial contract whose value is based upon, or "derived" from, an underlying financial asset (such as a stock or a bond), a commodity (such as gold), a market index (such as the S&P 500) or a reference rate (such as the prime lending interest rate). Examples of derivative instruments include futures, options, index-, equity-, commodity- and currency-linked securities, warrants and swap contracts. For a detailed description of the derivatives described here, see the SAI.

DIVERSIFIED -- A diversified fund, as defined by the 1940 Act, must have at least 75% of its total assets in cash and cash equivalents, government securities, securities of other investment companies, or other securities. For purposes of this calculation, the fund may not count securities of a single issuer that comprise more than 5% of the fund's assets.

DIVIDEND YIELD -- rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

DURATION -- a measure used to estimate how much a Fund's net asset value will fluctuate in response to a change in interest rates. For example, if interest rates rise by one percentage point, the share price of a fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the fund's share price would rise by about 5%.

EQUITY SECURITY -- an investment that gives an investor an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provides certain guarantees. The securities issued by the FHLMC are guaranteed as to timely payment of interest and the ultimate collection of principal only by the FHLMC and are not insured or guaranteed by the U.S. government.

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. FNMA is a congressionally chartered company, although neither its common stock nor the securities it issues are insured or guaranteed by the U.S. government. The securities issued by FNMA are guaranteed as to timely payment of both principal and interest only by FNMA.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

FOREIGN SECURITY -- a debt or equity security determined by a Fund's portfolio management team or portfolio manager(s) to be foreign based on an issuer's domicile, its principal place of business, the source of its revenues or other factors. An American Depository Receipt (ADR) may be considered a foreign security by a Fund's portfolio management team or portfolio manager(s).

FORWARD FOREIGN CURRENCY CONTRACTS -- a forward foreign currency contract includes an obligation to purchase or sell a foreign currency at a specified future date.

FORWARD PURCHASE AGREEMENT -- a contract obligating one party to buy and another party to sell an equity security, commodity, currency or other financial instrument at a specific future date.

FUNDAMENTAL ANALYSIS -- a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.


FUTURES CONTRACT -- a contract to buy or sell underlying instruments at a specified price on a specified future date. The price is typically set through a futures exchange.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- a government-owned corporation that is considered an agency of the U.S. government. It guarantees, with the full faith and credit of the U.S. government, full and timely payment of all principal and interest on its mortgage-backed securities.

HIGH QUALITY -- includes municipal securities that are rated in the two highest short-term debt categories according to an NRSRO such as S&P or Moody's. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by a Fund's Board. Please see the SAI for more information about credit ratings.

HIGH YIELD DEBT SECURITY -- debt securities that, at the time of purchase, are rated "BB" or below by S&P or "Ba" or below by Moody's, or that are unrated and determined by the portfolio management team to be of comparable quality.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

INTEREST RATE SWAP -- an agreement between two parties to exchange periodic interest payments based on a predetermined principal amount.

INVESTMENT GRADE -- a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The portfolio management team may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.

LEHMAN BROTHERS U.S. AGGREGATE INDEX -- an unmanaged index of U.S. government agency and U.S. Treasury securities, investment grade corporate bonds and asset-, mortgage-, and commercial mortgage-backed securities. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term, high quality debt security. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

MORTGAGE-BACKED SECURITY OR MORTGAGE-RELATED SECURITY -- a debt security that gives you an interest in, and is backed by, a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities typically make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

MSCI EAFE INDEX -- an unmanaged free float-adjusted market capitalization index that measures developed market equity performance, excluding the U.S. and Canada. The index includes Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public or private projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from municipal securities that pay for "public" projects and services is exempt from federal income taxes and is generally exempt from state taxes if an investor lives in the state that issued the security. If an investor lives in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's.

OPTIONS -- An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

OVER-THE-COUNTER MARKET -- a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

PREFERRED STOCK -- a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors. Ownership of preferred stock typically does not come with certain voting rights that come with common stock.

PRICE-TO-EARNINGS RATIO (P/E RATIO) -- the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

PRIVATE PLACEMENT -- a private placement is the sale of stocks, bonds or other investments directly to a qualified investor without having to register the offering with the SEC or other comparable foreign regulatory authorities. Qualified investors are typically large institutional investors or high net worth individuals. Securities acquired through private placements generally may not be resold.

QUANTITATIVE ANALYSIS -- an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

REAL ESTATE INVESTMENT TRUST (REIT) -- a portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests. A REIT is an tax-advantaged entity whose assets are composed primarily of such investments.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.


REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price. Reverse repurchase agreements are, in effect, loans to a fund.

RIGHT -- a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

RUSSELL 1000(R) INDEX -- an unmanaged index that measures the performance of the largest 1,000 U.S. companies and represents approximately 90% of the U.S. equity market. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 1000(R) VALUE INDEX -- an unmanaged index that measures the performance of those securities in the Russell 1000(R) Index with lower price-to-book ratios and forecasted growth rates. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 2000(R) INDEX -- an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and represents approximately 8% of the U.S. equity market. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 2000(R) GROWTH INDEX -- an unmanaged index that measures the performance of those securities in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth rates. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 3000(R) INDEX -- an unmanaged index that measures the performance of the 3,000 largest U.S. securities based on total market capitalization, and represents approximately 98% of the investable U.S. equity market. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL MIDCAP(R) GROWTH INDEX -- an unmanaged index that measures the performance of those securities in the Russell MidCap(R) Index with higher price-to-book ratios and forecasted growth values. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL MIDCAP(R) INDEX -- an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index and represents approximately 24% of the U.S. equity market. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P 500 INDEX(1) -- an unmanaged index of 500 widely held common stocks. The S&P covers 80% of the U.S. market and encompasses more than 100 different industry groups. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

SENIOR SECURITY -- a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

TOTAL RETURN SWAP -- an agreement between two parties to exchange periodic interest payments for the total return of an equity or fixed income instrument.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

WARRANT -- a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

ZERO-COUPON BOND -- a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return.

(1)"Standard and Poor's", "S&P", "S&P 500", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Adviser. The Portfolios are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the Portfolios.

COLUMBIA MANAGEMENT.

Where to find more information

The Funds of Columbia Funds Variable Insurance Trust I are available only to the owners of variable annuity contracts and/or variable life insurance policies issued by leading life insurance companies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the Funds. You'll find more information about the Fund in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on the Fund's performance during the period covered.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional information about the Fund and its policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Fund and make shareholder inquiries by contacting the life insurance company that issued your variable annuity contract and/or variable life insurance policy, or by contacting Columbia Management Services, Inc. as follows:

By telephone:
1.800.345.6611

By mail:
COLUMBIA MANAGEMENT SERVICES, INC.
P.O. BOX 8081
BOSTON, MA 02266-8081

The annual and semi-annual reports and the SAI are not available on an Internet site because Columbia Management does not maintain an Internet site for the Funds of Columbia Funds Variable Insurance Trust I, which are available only through variable annuity contracts and/or variable life insurance policies issued by leading life insurance companies.

Information about the Fund can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.551.8090. The reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0102.


SEC file number: 811-08481
Columbia Funds Variable Insurance Trust I

COLUMBIA MANAGEMENT.

Columbia Funds Variable Insurance Trust I
Prospectus - Class B Shares
May 1, 2007

STOCK FUNDS

Columbia Marsico Growth Fund, Variable Series

Columbia Marsico 21st Century Fund, Variable Series

INTERNATIONAL STOCK FUND

Columbia Marsico International Opportunities Fund, Variable Series

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.

ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NOT FDIC-INSURED    NOT BANK ISSUED

   NOT BANK
  GUARANTEED        MAY LOSE VALUE

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 44.

YOUR INVESTMENT IN A FUND IS NOT A BANK DEPOSIT OR OTHER OBLIGATION OF, OR ISSUED OR ENDORSED OR GUARANTEED BY, BANK OF AMERICA, N.A. (BANK OF AMERICA) OR ANY OF ITS AFFILIATES. YOUR INVESTMENT IN A FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUNDS AND MAY BE COMPENSATED IN CONNECTION WITH THE SALE OF THE FUNDS.

YOUR INVESTMENT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL INVESTED. YOUR INVESTMENT MAY LOSE MONEY.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about three of the Funds of Columbia Funds Variable Insurance Trust I. The Funds are the underlying investment vehicles for certain variable annuity contracts and/or variable life insurance policies issued by leading life insurance companies. Please read this prospectus carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Class B shares of the Funds. Class B shares have their own fees and other features. The Funds, except for Columbia Marsico International Opportunities Fund, Variable Series, also offer Class A shares, which have different fees, and which you may be eligible to purchase. Please contact your investment professional for more information regarding the share classes offered by the Funds of Columbia Funds Variable Insurance Trust I.

ABOUT THE FUNDS


Each of the Funds is diversified.

Each of the Funds has a different investment focus:

  - Stock Funds invest primarily in equity securities of U.S. companies.

  - International Stock Funds invest primarily in equity securities of companies outside the U.S.

Because they invest in different kinds of securities, the Funds also have different risk/return characteristics.

Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk. Foreign securities also involve special risks not associated with investing in the U.S. stock market, which you need to be aware of before you invest.

In every case, there's a risk that you'll lose money or that you may not earn as much as you expect.

CHOOSING THE RIGHT FUND FOR YOU


Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Stock and International Stock Funds generally focus on long-term growth. They may be suitable for you if:

  - you have longer-term investment goals;

  - they're part of a balanced portfolio; or

  - you want to try to protect your portfolio against a loss of buying power that inflation can cause over time.

They may not be suitable for you if:

  - you're not prepared to accept or are unable to bear the risks associated with equity securities, including foreign securities;

  - you have short-term investment goals; or

  - you're looking for a regular stream of income.

You'll find a discussion of each Fund's investment objective, principal investment strategies and risks in the descriptions that start on page 5.

FOR MORE INFORMATION

If you have any questions about the Funds, please contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Funds' investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Funds
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND. THE ADVISER AND COLUMBIA FUNDS HAVE ENGAGED A SUB-ADVISER THAT IS RESPONSIBLE FOR THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUNDS.




 YOU'LL FIND MORE ABOUT THE ADVISER AND SUB-ADVISER STARTING ON PAGE 24.

--------------------------------------------------------------------------------


COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES                    5
Sub-adviser: Marsico Capital Management, LLC
------------------------------------------------------------------
COLUMBIA MARSICO 21ST CENTURY FUND, VARIABLE SERIES             10
Sub-adviser: Marsico Capital Management, LLC
------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE     16
  SERIES
Sub-adviser: Marsico Capital Management, LLC
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     21
------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                       24

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and transferring shares                       28
  How selling agents are paid                                   32
  Distributions and taxes                                       34
  Legal matters                                                 35
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            37
------------------------------------------------------------------
HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION                 41
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   44
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA MARSICO GROWTH FUND,
VARIABLE SERIES

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

THE ADVISER IS THE FUND'S INVESTMENT ADVISER, AND MARSICO CAPITAL MANAGEMENT, LLC (MARSICO) IS ITS SUB-ADVISER. THOMAS F. MARSICO IS THE PORTFOLIO MANAGER WHO MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.




 YOU'LL FIND MORE ABOUT MARSICO AND MR. MARSICO STARTING ON PAGE 25.

WHY INVEST IN A GROWTH FUND?

GROWTH FUNDS INVEST IN COMPANIES THAT HAVE THE POTENTIAL FOR SIGNIFICANT INCREASES IN REVENUE OR EARNINGS. THESE ARE TYPICALLY COMPANIES THAT ARE DEVELOPING OR APPLYING NEW TECHNOLOGIES, PRODUCTS OR SERVICES IN GROWING INDUSTRY SECTORS.

WHILE THE FUND INVESTS IN A WIDE RANGE OF COMPANIES AND INDUSTRIES, IT HOLDS FEWER INVESTMENTS THAN OTHER KINDS OF FUNDS. THIS MEANS IT CAN HAVE GREATER PRICE SWINGS THAN MORE DIVERSIFIED FUNDS. IT ALSO MEANS IT MAY HAVE RELATIVELY HIGHER RETURNS WHEN ONE OF ITS INVESTMENTS PERFORMS WELL, OR RELATIVELY LOWER RETURNS WHEN AN INVESTMENT PERFORMS POORLY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks long-term growth of capital.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests primarily in equity securities of large capitalization companies with a market capitalization of $4 billion or more that are selected for their growth potential. It generally holds a core position of between 35 and
                   50 common stocks. The number of securities held by the Fund may occasionally exceed this range at times such as when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may hold up to 25% of its assets in foreign securities.

In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment, and the global competitive landscape. In addition, Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit with various levels of a company's management, as well as with its customers and (as relevant) suppliers, distributors, and competitors. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell a Fund's investments in portfolio companies if, in the opinion of Marsico, a company's fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The core investments of the Fund generally may include established companies and securities that offer long-term growth potential. However, the Fund's portfolio also may typically include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THE FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Marsico Growth Fund, Variable Series has the following principal risks:

      - INVESTMENT STRATEGY RISK -- Marsico uses an investment strategy that tries to identify equities with growth potential. There is a risk that the value of these investments will not rise as high as Marsico expects, or will fall.

      - STOCK MARKET RISK -- The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - FOREIGN INVESTMENT RISK -- Because the Fund may invest up to 25% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, also may apply to some foreign investments.

      - EMERGING MARKETS RISK -- Securities issued by companies in developing or emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa, may be more sensitive to the risks of foreign investing. In particular, these countries may experience instability resulting from rapid social, political and economic development. Many of these countries are dependent on international trade, which makes them sensitive to world commodity prices and economic downturns in other countries. Some emerging countries have a higher risk of currency devaluations, and some countries may experience long periods of high inflation or rapid changes in inflation rates.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS THAT HAS SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE ANNUAL RETURNS DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         Because the Fund's Class B shares have not been offered for a full calendar year, the following bar chart and table show how the Fund's Class A shares have performed in the past, and can help you understand the risks of investing in the
                   Fund. The Fund's Class A shares are offered through another prospectus. Class B shares would have substantially similar annual returns to Class A shares because they invest in the same portfolio securities, and returns would differ only to the extent that the classes do not have the same distribution (12b-1) fees.
                   Although Class A shares were authorized to pay distribution (12b-1) fees, they did not actually pay them during the periods shown. Accordingly, if Class B shares' distribution (12b-1) fees were included, performance would have been lower. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE
                   FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR

      The bar chart shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                1999     2000     2001     2002     2003     2004     2005     2006
                ----     ----     ----     ----     ----     ----     ----     ----
               55.10%   -12.42%  -17.63%  -16.13%  30.59%   13.03%    7.45%    6.09%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 4TH QUARTER 1999:           36.77%
         WORST: 3RD QUARTER 2001:         -16.31%

--------------------------------------------------------------------------------

THE RETURNS SHOWN FOR THE INDEX DO NOT REFLECT FEES, BROKERAGE COMMISSIONS OR OTHER EXPENSES OF INVESTING.

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND MAY INCUR SIGNIFICANT TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006

      The table shows the Fund's Class A shares' average annual total return for each period, compared with the S&P 500 Index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                                                                               LIFE OF
                                                            1 YEAR   5 YEARS    FUND*
         CLASS A SHARES                                      6.09%    7.13%     7.74%



         S&P 500 INDEX (REFLECTS NO DEDUCTIONS FOR FEES OR
           EXPENSES)                                        15.79%    6.19%     4.56%

       *THE INCEPTION DATE OF THE FUND'S CLASS A SHARES IS MARCH 27, 1998. THE
        RETURN FOR THE INDEX SHOWN IS FROM THAT DATE.

(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold
                   Class B shares of the Fund. You will also incur fees and expenses associated with your variable annuity contract and/or life insurance policy. This table does not include fees and expenses imposed under your annuity contract and/or life insurance policy. If the table included these fees and expenses, the figures shown below would be higher. You will find details about these fees and expenses in the prospectus that describes your annuity contract and/or life insurance policy. Additional hypothetical fee and expense information can be found in the section HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION.

         SHAREHOLDER FEES                                              CLASS B
         (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     SHARES
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES



         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                             0.97%



         Distribution (12b-1) fees                                      0.25%



         Other expenses                                                 0.04%
                                                                        -----



         Acquired fund fees and expenses(2)                            --



         Total annual Fund operating expenses                           1.26%
                                                                        =====




      (1)The Fund pays an investment advisory fee of 0.74% and an administration fee of 0.23% of the Fund's average daily assets. The Fund's investment adviser has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.74% for assets up to $500 million; 0.69% for assets in excess of $500 million and up to $1 billion; 0.64% for assets in excess of $1 billion and up to $1.5 billion; 0.59% for assets in excess of $1.5 billion and up to $3 billion; 0.57% for assets in excess of $3 billion and up to $6 billion; and 0.55% for assets in excess of $6 billion.

      (2)Amount represents less than 0.01% but is included in other expenses.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE


      This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not take into account fees and expenses imposed under your variable annuity contract and/or life insurance policy. If the example included these fees and expenses, the figures shown below would be higher.

      This example assumes:

        - you invest $10,000 in Class B shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.

        - you reinvest all dividends and distributions in the Fund.

        - your investment has a 5% return each year.

        - the Fund's operating expenses remain the same as shown in the table above.

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS B SHARES                          $128     $400      $692      $1,523

COLUMBIA MARSICO 21ST CENTURY FUND,
VARIABLE SERIES

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

THE ADVISER IS THE FUND'S INVESTMENT ADVISER AND MARSICO IS ITS SUB-ADVISER. CORYDON J. GILCHRIST IS THE PORTFOLIO MANAGER WHO MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.




 YOU'LL FIND MORE ABOUT MARSICO AND MR. GILCHRIST STARTING ON PAGE 25.

WHAT IS A MULTI-CAP FUND?

A MULTI-CAP FUND INVESTS IN COMPANIES ACROSS THE CAPITALIZATION SPECTRUM -- SMALL, MEDIUM-SIZED AND LARGE COMPANIES. AS A MULTICAP FUND, THIS FUND MAY INVEST IN LARGE, ESTABLISHED AND WELL-KNOWN U.S. AND FOREIGN COMPANIES, AS WELL AS SMALL, NEW AND RELATIVELY UNKNOWN COMPANIES THAT ARE BELIEVED TO HAVE THE POTENTIAL TO GROW SIGNIFICANTLY.

WHILE THIS FUND INVESTS IN A WIDE RANGE OF COMPANIES AND INDUSTRIES, IT HOLDS FEWER INVESTMENTS THAN OTHER KINDS OF FUNDS. THIS MEANS IT CAN HAVE GREATER PRICE SWINGS THAN MORE DIVERSIFIED FUNDS. IT ALSO MEANS IT MAY HAVE RELATIVELY HIGHER RETURNS WHEN ONE OF ITS INVESTMENTS PERFORMS WELL, OR RELATIVELY LOWER RETURNS WHEN AN INVESTMENT PERFORMS POORLY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks long-term growth of capital.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund is an aggressive growth fund that primarily invests in equity securities of companies of any capitalization size and will generally hold a core position of between 35 and 50 common stocks. The number of securities held by the Fund may occasionally exceed this range at times such as when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest without limit in foreign securities.

The Fund may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment, and the global competitive landscape. In addition, Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit with various levels of a company's management, as well as with its customers and (as relevant) suppliers, distributors, and competitors. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell a Fund's investments in portfolio companies if, in the opinion of Marsico, a company's fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The core investments of the Fund generally may include established companies and securities that offer long-term growth potential. However, the Fund's portfolio also may typically include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THE FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Marsico 21st Century Fund, Variable Series has the following principal risks:

      - INVESTMENT STRATEGY RISK -- There is a risk that the value of the Fund's investments will not rise as high as Marsico expects, or will fall.

      - STOCK MARKET RISK -- The value of any stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - SMALL COMPANY RISK -- Stocks of smaller companies tend to have greater price swings than stocks of larger companies because they trade less frequently and in lower volumes. These securities may have a higher potential for gains but also carry more risk.

      - FOREIGN INVESTMENT RISK -- Because the Fund may invest without limitation in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, also may apply to some foreign investments.

      - EMERGING MARKETS RISK -- Securities issued by companies in developing or emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa, may be more sensitive to the risks of foreign investing. In particular, these countries may experience instability resulting from rapid social, political and economic development. Many of these countries are dependent on international trade, which makes them sensitive to world commodity prices and economic downturns in other countries. Some emerging countries have a higher risk of currency devaluations, and some countries may experience long periods of high inflation or rapid changes in inflation rates.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS THAT HAS SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE ANNUAL RETURNS DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         Because the Fund's Class B shares have not been offered for a full calendar year, the following bar chart and table show how the Fund's Class A shares have performed in the past, and can help you understand the risks of investing in the
                   Fund. The Fund's Class A shares are offered through another prospectus. Class B shares would have substantially similar annual returns to Class A shares because they invest in the same portfolio securities, and returns would differ only to the extent that the classes do not have the same distribution (12b-1) fees.
                   Although Class A shares were authorized to pay distribution (12b-1) fees, they did not actually pay them during the periods shown. Accordingly, if Class B shares' distribution (12b-1) fees were included, performance would have been lower. A FUND'S PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE
                   FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR

      The bar chart shows you how the performance of the Fund's Class A shares varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                1999     2000     2001     2002     2003     2004     2005     2006
                ----     ----     ----     ----     ----     ----     ----     ----
                9.75%   -27.17%  -26.56%  -8.20%   48.86%   22.35%    7.88%   19.74%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 2ND QUARTER 2003:           21.91%
         WORST: 1ST QUARTER 2001:         -25.38%

--------------------------------------------------------------------------------

THE RETURNS SHOWN FOR THE INDICES DO NOT REFLECT FEES, BROKERAGE COMMISSIONS OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------


      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006

      The table shows the Fund's Class A shares' average annual total return for each period compared to the Russell 3000 Index, which tracks the performance of 3,000 of the largest U.S. companies based on market capitalization. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                                                                            LIFE OF
                                                         1 YEAR   5 YEARS    FUND*
         CLASS A SHARES                                  19.74%   16.65%     3.48%



         RUSSELL 3000 INDEX (REFLECTS NO DEDUCTIONS FOR
           FEES OR EXPENSES)                             15.72%    7.17%     5.05%




      *THE INCEPTION DATE OF THE FUND'S CLASS A SHARES IS MARCH 27, 1998. THE
       RETURN FOR THE INDEX SHOWN IS FROM THAT DATE.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND MAY INCUR SIGNIFICANT TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold
                   Class B shares of the Fund. You will also incur fees and expenses associated with your variable annuity contract and/or life insurance policy. This table does not include fees and expenses imposed under your annuity contract and/or life insurance policy. If the table included these fees and expenses, the figures shown below would be higher. You will find details about these fees and expenses in the prospectus that describes your annuity contract and/or life insurance policy. Additional hypothetical fee and expense information can be found in the section HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION.

         SHAREHOLDER FEES                                              CLASS B
         (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     SHARES
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES



         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                             0.97%



         Distribution (12b-1) fees                                      0.25%



         Other expenses(2)                                              0.48%
                                                                         -----



         Acquired fund fees and expenses(3)                            --



         Total annual Fund operating expenses                           1.70%



         Fee waivers and/or reimbursements                              0.35%
                                                                         -----



         Total net expenses(4)                                          1.35%
                                                                         =====




      (1)The Fund pays an investment advisory fee of 0.74% and an administration fee of 0.23% of the Fund's average daily assets. The Fund's investment adviser has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.74% for assets up to $500 million; 0.69% for assets in excess of $500 million and up to $1 billion; 0.64% for assets in excess of $1 billion and up to $1.5 billion; 0.59% for assets in excess of $1.5 billion and up to $3 billion; 0.57% for assets in excess of $3 billion and up to $6 billion; and 0.55% for assets in excess of $6 billion.

      (2)Other expenses are based on estimates for the current fiscal year.

      (3)Amount represents less than 0.01% but is included in other expenses.

      (4)The Fund's investment adviser has contractually agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual Fund operating expenses (exclusive of distribution and shareholder servicing fees and interest) do not exceed 1.10% annually through April 30, 2008. There is no guarantee that these waivers and/or limitations will continue after April 30, 2008.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE

      This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not take into account fees and expenses imposed under your variable annuity contract and/or life insurance policy. If the example included these fees and expenses, the figures shown below would be higher.

      This example assumes:

        - you invest $10,000 in Class B shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.

        - you reinvest all dividends and distributions in the Fund.

        - your investment has a 5% return each year.

        - the Fund's operating expenses remain the same as shown in the table above.

        - the waivers and/or reimbursements shown above expire April 30, 2008 and are not reflected in the 3, 5 and 10 year examples.

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS B SHARES                          $137     $502      $890      $1,979

COLUMBIA MARSICO INTERNATIONAL
OPPORTUNITIES FUND, VARIABLE SERIES

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

THE ADVISER IS THE FUND'S INVESTMENT ADVISER AND MARSICO IS ITS SUB-ADVISER. JAMES G. GENDELMAN IS THE PORTFOLIO MANAGER WHO MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.




 YOU'LL FIND MORE ABOUT MARSICO AND MR. GENDELMAN STARTING ON PAGE 25.

WHAT IS AN INTERNATIONAL FUND?

INTERNATIONAL STOCK FUNDS INVEST IN A DIVERSIFIED PORTFOLIO OF COMPANIES LOCATED IN MARKETS THROUGHOUT THE WORLD. THESE COMPANIES CAN OFFER INVESTMENT OPPORTUNITIES THAT ARE NOT AVAILABLE IN THE UNITED STATES. INVESTING INTERNATIONALLY ALSO INVOLVES SPECIAL RISKS NOT ASSOCIATED WITH INVESTING IN THE U.S. STOCK MARKET.

WHILE THIS FUND INVESTS IN A WIDE RANGE OF COMPANIES AND INDUSTRIES, IT HOLDS FEWER INVESTMENTS THAN OTHER KINDS OF FUNDS. THIS MEANS IT CAN HAVE GREATER PRICE SWINGS THAN MORE DIVERSIFIED FUNDS. IT ALSO MEANS IT MAY HAVE RELATIVELY HIGHER RETURNS WHEN ONE OF ITS INVESTMENTS PERFORMS WELL, OR RELATIVELY LOWER RETURNS WHEN AN INVESTMENT PERFORMS POORLY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks long-term growth of capital.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund normally invests at least 65% of its assets in common stocks of foreign companies. While the Fund may invest in companies of any size, it focuses on large companies. These companies are selected for their long-term growth potential. The Fund normally invests in issuers from at least three different countries not including the United States and generally holds a core position of
                   35 to 50 common stocks. The number of securities held by the Fund may occasionally exceed this range at times such as when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest in common stocks of companies operating in emerging markets.

The Fund may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

In selecting investments for the Fund, Marsico uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment, and the global competitive landscape. In addition, Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico may visit with various levels of a company's management, as well as with its customers and (as relevant) suppliers, distributors, and competitors. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell a Fund's investments in portfolio companies if, in the opinion of Marsico, a company's fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The core investments of the Fund generally may include established companies and securities that offer long-term growth potential. However, the Fund's portfolio also may typically include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THE FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Marsico International Opportunities Fund, Variable Series has the
                   following principal risks:

      - INVESTMENT STRATEGY RISK -- There is a risk that the value of the Fund's investments will not rise as high as Marsico expects, or will fall.

      - STOCK MARKET RISK -- The value of any stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - FOREIGN INVESTMENT RISK -- Because the Fund invests primarily in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. If the Fund invests in emerging markets there may be other risks involved, such as those of immature economies and less developed and more thinly traded securities markets. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, also may apply to some foreign investments.

      - EMERGING MARKETS RISK -- Securities issued by companies in developing or emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa, may be more sensitive to the risks of foreign investing. In particular, these countries may experience instability resulting from rapid social, political and economic development. Many of these countries are dependent on international trade, which makes them sensitive to world commodity prices and economic downturns in other countries. Some emerging countries have a higher risk of currency devaluations, and some countries may experience long periods of high inflation or rapid changes in inflation rates.

      - FUTURES RISK -- The Fund may use futures contracts to convert currencies and to hedge against changes in foreign currency exchange rates. There is a risk that this could result in losses, reduce returns, increase transaction costs or increase the Fund's volatility.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

THE FUND'S PREVIOUSLY UNNAMED SHARE CLASS WAS REDESIGNATED CLASS B SHARES EFFECTIVE OCTOBER 2, 2006.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR

      The bar chart shows you how the performance of the Fund's Class B shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                1999     2000     2001     2002     2003     2004     2005     2006
                ----     ----     ----     ----     ----     ----     ----     ----
               43.05%   -13.81%  -13.98%  -7.35%   40.25%   16.59%   19.52%   23.22%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 4TH QUARTER 1999:           28.55%
         WORST: 3RD QUARTER 2001:         -18.63%


--------------------------------------------------------------------------------

THE RETURNS SHOWN FOR THE INDEX DO NOT REFLECT FEES, BROKERAGE COMMISSIONS OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------


      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006

      The table shows the Fund's Class B shares' average annual total return for each period compared with the MSCI EAFE Index, which is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                                                                           LIFE OF
                                                        1 YEAR   5 YEARS    FUND*
         CLASS B SHARES                                 23.22%   17.41%    10.71%



         MSCI EAFE INDEX (REFLECTS NO DEDUCTIONS FOR
           FEES OR EXPENSES)                            26.34%   14.98%     6.94%

      *THE INCEPTION DATE OF THE FUND'S CLASS B SHARES IS MARCH 27, 1998. THE
       RETURN FOR THE INDEX SHOWN IS FROM MARCH 31, 1998.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND MAY INCUR SIGNIFICANT TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO FUND TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold
                   Class B shares of the Fund. You will also incur fees and expenses associated with your variable annuity contract and/or life insurance policy. This table does not include fees and expenses imposed under your annuity contract and/or life insurance policy. If the table included these fees and expenses, the figures shown below would be higher. You will find details about these fees and expenses in the prospectus that describes your annuity contract and/or life insurance policy. Additional hypothetical fee and expense information can be found in the section HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION.

         SHAREHOLDER FEES                                              CLASS B
         (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     SHARES
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES()



         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                             1.02%



         Distribution (12b-1) fees                                      0.25%



         Other expenses                                                 0.10%
                                                                        -----



         Acquired fund fees and expenses(2)                            --



         Total annual Fund operating expenses                           1.37%
                                                                        =====




      (1)The Fund pays an investment advisory fee of 0.80% and an administration fee of 0.22% of the Fund's average daily assets.

      (2)Amount represents less than 0.01% but is included in other expenses.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE

      This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not take into account fees and expenses imposed under your variable annuity contract and/or life insurance policy. If the example included these fees and expenses, the figures shown below would be higher.

      This example assumes:

        - you invest $10,000 in Class B shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.

        - you reinvest all dividends and distributions in the Fund.

        - your investment has a 5% return each year.

        - the Fund's operating expenses remain the same as shown in the table above.

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS B SHARES                          $139     $434      $750      $1,646

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about each Fund's investment objective, principal investment strategies and risks in the descriptions that start on page
5. The following are some other risks and information you should consider before you invest:

      - Columbia Funds Variable Insurance Trust I (formerly known as Nations Separate Account Trust) has obtained exemptive relief from the SEC relating to the sale of shares to life insurance companies and qualified plans. Accordingly, the Funds may be made available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as directly to qualified plans and certain other permitted persons. Due to differences in tax treatment and other considerations, the interests of various contract owners participating in Columbia Funds Variable Insurance Trust I and the interests of qualified plans investing in Columbia Funds Variable Insurance Trust I may conflict. Columbia Funds Variable Insurance Trust I currently does not foresee any disadvantages to shareholders arising from these potential conflicts of interest. Nevertheless, the Board of Trustees of Columbia Funds Variable Insurance Trust I (the Board) intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts.

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of the Funds can be changed without shareholder approval. The 80% Policy of a Fund may be changed without shareholder approval by giving shareholders at least 60 days' notice.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Although no such change is currently planned, a Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - HOLDING OTHER KINDS OF INVESTMENTS -- A Fund may hold investments that aren't part of its principal investment strategies. Please refer to the SAI for more information. The portfolio managers or portfolio management team can also choose not to invest in specific securities described in this prospectus and in the SAI.

      - INVESTMENT IN COLUMBIA MONEY MARKET FUNDS -- To seek to achieve a return on uninvested cash or for other reasons, the Funds may invest their assets in Columbia Money Market Funds. The Adviser and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Funds for services provided directly. The Adviser may waive fees which it is entitled to receive from either the Columbia Money Market Funds or the Funds.

      - FOREIGN INVESTMENT RISK -- Funds that invest in foreign securities may be affected by changes in currency exchange rates and the costs of converting currencies; foreign government controls on foreign investment, repatriation of capital, and currency and exchange; foreign taxes, including potentially confiscatory levels of taxation and withholding; inadequate supervision and regulation of some foreign markets; difficulty selling some investments which may increase volatility; different settlement practices or delayed settlements in some markets; difficulty getting complete or accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic or social instability; and difficulty enforcing legal rights outside the U.S. If a Fund invests in emerging markets there may be other risks involved, such as those of immature economies and less developed and more thinly traded securities markets.

      - INVESTING DEFENSIVELY -- Each Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

      - SECURITIES LENDING PROGRAM -- Each Fund may lend portfolio securities to approved broker-dealers or other financial institutions on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker-dealers or other financial institutions involved in the loans may be affiliates of Bank of America.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, investment sub-advisory, distribution, administration and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Bank of America or its affiliates may also serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO TRANSACTION COSTS -- Each Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for a Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transaction costs are not.

      - PORTFOLIO HOLDINGS DISCLOSURE -- A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

      - PORTFOLIO TURNOVER -- A Fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can mean higher brokerage and other transaction costs, which could reduce the Fund's returns. The Funds generally buy securities for capital appreciation, investment income, or both, and don't engage in frequent trading. You'll find the portfolio turnover rates for the Funds in FINANCIAL HIGHLIGHTS.

How the Funds are managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser is the investment adviser to over 100 mutual fund portfolios in the Columbia Funds Family, including the Funds of Columbia Funds Variable Insurance Trust I offered by this prospectus. Columbia Funds Variable Insurance Trust I is a series of mutual funds that provides underlying investment alternatives for certain variable annuity contracts and/or variable life insurance policies.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities and money market instruments.

Currently managing more than $312 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.

Columbia Funds Variable Insurance Trust I pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The Adviser uses part of this money to pay investment sub-advisers for the services they provide to certain Funds.

A discussion regarding the basis for the Board's approval of the investment advisory agreement with the Adviser and each sub-adviser, as applicable, is available in each Fund's annual report to shareholders for the fiscal year ended December 31.

The Adviser has agreed to waive fees and/or reimburse expenses for certain Funds. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses.

The following chart shows the maximum advisory fee the Adviser can receive, along with the actual advisory fee the Adviser and/or an affiliate received during the Funds' last fiscal year, after waivers and/or reimbursements.

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                             MAXIMUM    ACTUAL FEE
                                                             ADVISORY    PAID LAST
                                                               FEE      FISCAL YEAR
  COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES               0.74%        0.74%



  COLUMBIA MARSICO 21ST CENTURY FUND, VARIABLE SERIES         0.74%        0.74%



  COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND,
    VARIABLE SERIES                                           0.80%        0.80%

INVESTMENT SUB-ADVISER

Columbia Funds and the Adviser engage an investment sub-adviser to make day-to-day investment decisions for the Funds. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-adviser and evaluates each Fund's needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that a Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Funds have applied for relief from the SEC to permit the Funds to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

Information about the Funds' sub-adviser and the portfolio managers of the sub-adviser that are responsible for the day-to-day investment decisions for the Funds is provided below. The SAI provides additional information about the compensation of these portfolio managers, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

--------------------------------------------------------------------------------

MARSICO CAPITAL MANAGEMENT, LLC

1200 17TH STREET
SUITE 1600
DENVER, COLORADO 80202

--------------------------------------------------------------------------------


MARSICO CAPITAL MANAGEMENT, LLC

Marsico was organized in 1997 as a registered investment adviser and is an indirect, wholly-owned subsidiary of Bank of America. Marsico provides investment services to mutual funds and private accounts, and as of December 31, 2006, had approximately $84 billion in assets under management. Thomas F. Marsico is the founder and Chief Executive Officer of Marsico.

Marsico is the investment sub-adviser to:

  - Columbia Marsico Growth Fund, Variable Series

  - Columbia Marsico 21st Century Fund, Variable Series

  - Columbia Marsico International Opportunities Fund, Variable Series

THOMAS F. MARSICO, is the Chief Investment Officer of Marsico, and has managed the investment program of Columbia Marsico Growth Fund, Variable Series since the Fund's inception. Mr. Marsico has over 20 years of experience as a securities analyst and a portfolio manager.

CORYDON J. GILCHRIST, CFA, has managed the investment program of Columbia Marsico 21st Century Fund, Variable Series since February 2003. Prior to joining Marsico in May of 2000, Mr. Gilchrist spent four years as an international portfolio manager and analyst at Invista Capital Management, where he served on a committee that managed several international equity funds. He holds BBA and MBA degrees from the University of Iowa, and holds a CFA charter.

JAMES G. GENDELMAN, has managed the investment program of Columbia Marsico International Opportunities Fund, Variable Series since August 2000. Prior to joining Marsico in May of 2000, Mr. Gendelman spent thirteen years as a Vice President of International Sales for Goldman, Sachs & Co. He holds a Bachelor's degree in Accounting from Michigan State University and an MBA in Finance from the University of Chicago. Mr. Gendelman was a certified public accountant for Ernst & Young from 1983 to 1985.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

--------------------------------------------------------------------------------


OTHER SERVICE PROVIDERS

The Funds are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer and an indirect, wholly-owned subsidiary of Bank of America Corporation. The Distributor may receive fees for the distribution services it provides to the Funds. The Distributor may also pay commissions and distribution (12b-1) fees, and/or other compensation to companies for selling shares and providing services to investors.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


Columbia Management Advisors, LLC is the administrator of the Funds (Administrator) and is responsible for overseeing the administrative operations of the Funds. The Funds pay the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of each Fund and is paid monthly, as follows:

  STOCK FUNDS                                                    0.23%
  INTERNATIONAL STOCK FUND                                       0.22%


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------


Columbia Management Services, Inc. is the transfer agent for the Funds' shares (Transfer Agent) and is an indirect, wholly-owned subsidiary of Bank of America Corporation. Its responsibilities include transaction processing, calculating and paying distributions and keeping account records.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and transferring shares
(DOLLAR SIGN GRAPHIC)

--------------------------------------------------------------------------------

WE'VE USED THE TERM INVESTMENT PROFESSIONAL TO REFER TO THE PERSON WHO HAS ASSISTED YOU WITH BUYING SHARES OF THE FUNDS. SELLING AGENT MEANS THE COMPANY THAT EMPLOYS YOUR INVESTMENT PROFESSIONAL. SELLING AGENTS INCLUDE BANKS, BROKERAGE FIRMS, MUTUAL FUND DEALERS, PARTICIPATING LIFE INSURANCE COMPANIES, AND OTHER FINANCIAL INSTITUTIONS, INCLUDING AFFILIATES OF BANK OF AMERICA.

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------


The Funds of Columbia Funds Variable Insurance Trust I are available only to owners of variable annuity contracts and/or variable life insurance policies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the Funds.

SHORT-TERM TRADING ACTIVITY AND MARKET TIMING -- The interests of a Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Funds are not intended as vehicles for market timing. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of a Fund to implement their market timing strategies. Columbia Funds' Board has adopted policies and procedures with respect to market timing activity as discussed below.

Market timing may negatively impact long-term performance of a Fund by requiring it to maintain a larger percentage of assets in cash or to liquidate portfolio holdings at a disadvantageous time. Market timing could increase a Fund's expenses through increased trading and transaction costs, forced and unplanned portfolio turnover, and large asset fluctuations that could diminish a Fund's ability to provide the maximum investment return to all participants. Certain Funds may be more susceptible to these negative effects of market timing. For example, Funds that invest principally in foreign securities may be more susceptible to arbitrage opportunities resulting from mispricing due to time zone differences among international financial markets. Market timers seek potential price differentials that may occur with securities that trade in a different time zone. Funds that invest principally in small- and mid-capitalization securities may be more susceptible to arbitrage opportunities due to the less liquid nature of smaller company securities. Fair value pricing may reduce these arbitrage opportunities.

Shares of the Funds are held through insurance company separate accounts. Accordingly, essentially all purchase, redemption, and transfer orders are received through omnibus accounts, in which shares are held in the name of an insurance company on behalf of multiple variable product owners. Transaction requests submitted to a Fund reflect the netting of transactions of multiple variable product owners whose individual transactions are not disclosed to the Fund. Therefore, Columbia Funds typically is not able to identify trading by a particular variable product owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing.

Columbia Funds, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, Columbia Funds monitors each separate account's daily purchase and redemption orders, which reflect the aggregate and net result of all purchase, redemption, and transfer activity of all variable product owners in that separate account. If Columbia Funds detects that a separate account has conducted two "round trips" (as defined below) in a Fund that are deemed material by Columbia Funds in any 28-day period or if, in the opinion of Columbia Funds, the separate account's prior history may be consistent with a pattern of market timing by variable product owners, Columbia Funds will request that the insurance company research the source of the activity and determine whether a particular variable product owner is engaging in market timing in violation of Columbia Funds' policy. If an insurance company determines that a variable product owner has conducted two round trips that are deemed material by Columbia Funds in any 28-day period, Columbia Funds will generally require rejection of such variable product owner's future purchase orders, including transfer purchase orders, involving any Fund. In addition, if Columbia Funds determines that any variable product owner or separate account has engaged in any type of market timing activity (independent of the two-round trip limit) Columbia Funds may, in its discretion, reject future purchase orders, involving the same or any other Fund. In any event, Columbia Funds also retains the right to reject any order to buy or transfer shares and also retains the right to modify these market timing policies at any time without prior notice to shareholders. The right to redeem shares of a Fund is not affected by any of these limits.

For these purposes, a "round trip" is a purchase by any means into a Fund followed by a redemption, of any amount, by any means out of the same Fund. Under this definition, a transfer into a Fund followed by a transfer out of the same Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an insurance company, adviser, selling agent or trust department, generally will not be considered to be under common ownership or control. The two round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

These policies will be applied uniformly to all insurance companies. However, there is no assurance that the insurance company will investigate trading activity at the request of Columbia Funds, stop activity that proves to be against Columbia Funds' policies or implement Columbia Funds' market timing policies and practices. Columbia Funds must rely, in large part, on the rights, ability, and willingness of insurance companies to detect and deter market timing. Columbia Funds' policies are separate from, and in addition to, any policies and procedures adopted by an insurance company relating to variable product owner transactions. Certain insurance companies have different policies regarding monitoring and restricting market timing in the underlying variable product owner accounts that they maintain through an omnibus account that may be more or less restrictive than Columbia Funds' practices. For example, the terms and conditions of certain existing insurance contracts between an insurance company and a variable product owner may limit the ability of the insurance company to address frequent trading activity by the variable product owner. If the policy of an insurance company is to follow the market timing policy of the underlying investment options, then the policies and practices of the Columbia Funds discussed herein will be implemented by such insurance company. The prospectus that describes your annuity contract and/or life insurance policy will contain a description of the insurance company's policies and procedures, if any, with respect to market timing. Columbia Funds reserves the right, but does not have the obligation, to reject purchase orders from, or to stop or limit the offering of shares to, insurance company separate accounts. In addition, Columbia Funds reserves the right to remove any insurance company from its platform that does not cooperate with a Fund's effort to deter market timing.

The practices and policies described above are intended to deter and curtail market timing in the Columbia Funds. However, there can be no assurance that either Columbia Funds' or the insurance companies' policies and procedures, individually or collectively, will be totally effective in this regard because of various factors. Consequently, there is the risk that Columbia Funds may not be able to do anything in response to market timing that occurs in a Fund which may result in certain variable product owners being able to market time a Fund while the other variable product owners in that Fund bear the burden of such activities.

Columbia Funds seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither Columbia Funds nor its agents shall be held liable for any loss resulting from rejected purchase orders or transfers.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. A BUSINESS DAY ENDS AT THE CLOSE OF REGULAR TRADING ON THE NYSE, USUALLY AT 4:00 P.M. EASTERN TIME. IF THE NYSE CLOSES EARLY, THE BUSINESS DAY ENDS AS OF THE TIME THE NYSE CLOSES.

THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


HOW SHARES ARE PRICED

All transactions are based on the price of a Fund's shares -- or its net asset value per share.

We calculate net asset value per share for each Fund at the end of each business day. First, we calculate the net asset value for each Fund by determining the value of the Fund's assets and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors hold in the Fund.

Shares of the Funds are generally purchased and redeemed at the net asset per share value next determined after your order is received. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for details.

VALUING SECURITIES IN THE FUNDS

The value of a Fund's shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in a Fund. If a market price isn't readily available, we will base the price of the security on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities which may be subject to fair valuation include, but are not limited to: (1) restricted securities for which a pricing service is unable to provide a market price; (2) securities whose trading has been formally suspended; (3) debt securities that have gone into default and for which there is no current market quotation; and
(4) a security whose market price is not available from a pre-established pricing service. In addition, the Funds may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund's share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. We use various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a market price is readily available and, if not, what the security's fair value is.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Columbia Funds has retained an independent fair value pricing service to assist in the fair valuation process for Funds that primarily invest in international securities. Because of the judgment involved in fair value decisions, there can be no assurance that the value ascribed to a particular security is accurate. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Fund could change on days when Fund shares cannot be bought or sold.

How selling agents are paid
(PERCENT SIGN GRAPHIC)

Selling agents usually receive compensation based on your investment in the Funds. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

--------------------------------------------------------------------------------

THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12b-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER RULE 12b-1 UNDER THE 1940 ACT.

YOUR SELLING AGENT MAY CHARGE OTHER FEES RELATED TO SERVICES PROVIDED.

--------------------------------------------------------------------------------


DISTRIBUTION (12b-1) FEES

The Distributor and selling agents may be compensated for selling shares and providing services to investors under a distribution plan.

The Distributor and selling agents may receive a maximum annual distribution (12b-1) fee of 0.25% for selling shares of variable annuity contracts and/or variable life insurance policies with whom the selling agents have a relationship.

Fees are calculated daily and paid monthly. Because these fees are paid out of each Fund's assets on an ongoing basis they will increase the cost of your investment over time, and may cost you more than any sales charges you may pay.

The Funds pay these fees to the Distributor and/or to eligible selling agents and financial institutions, including the Adviser or other affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

OTHER COMPENSATION -- FINANCIAL INTERMEDIARY PAYMENTS

The Distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.10% and 0.40% on an annual basis for payments based on average net assets of the Funds attributable to the financial intermediary. The Distributor or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.

The Distributor or its affiliates may make other payments or allow promotional incentives to financial intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

Amounts paid by the Distributor or its affiliates are paid out of the Distributor's or its affiliates' own resources and do not increase the amount paid by you or your Fund. You can find further details about the payments made by the Distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor or its affiliates has agreed to make marketing support payments in the SAI, which can be obtained by calling 1.800.345.6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Distributor and its affiliates and any services your financial intermediary provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial adviser and review carefully any disclosure by the financial intermediary as to compensation received by your financial adviser.

Distributions and taxes

(TAXES GRAPHIC)

ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is generally not subject to federal income tax as long as it distributes its net investment income and net realized capital gain, if any, to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain, if any, to shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares, and is called a distribution.

All of the Funds distribute any net realized capital gain at least once a year. Normally, the Funds declare and pay distributions of net investment income annually. The Funds may, however, declare and pay distributions of net investment income more frequently. Zero coupon bonds generate income each year to an investing Fund without generating cash for distributions. A Fund may be required to prematurely sell investments to make distributions or pay for redemptions.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day before the distribution is declared. Shares are eligible to receive net investment income and net realized capital gain distributions from the trade date of the purchase up to and including the day before the shares are sold.

Each time a distribution is made, the net asset value per share of a Fund is reduced by the amount of the distribution. We'll automatically reinvest distributions in additional shares of the same Fund.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT FEDERAL INCOME TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT

Shares of the Funds are only offered to you through a variable annuity contract and/or variable life insurance policy of a participating insurance company. You should review the prospectus and other information provided to you by your participating insurance company regarding the federal income taxation of your variable annuity contract and/or variable life insurance policy. As discussed in the prospectus for your variable annuity contract or variable life insurance policy, your contract or policy may qualify for favorable tax treatment.

As long as your variable annuity contract or variable life insurance policy maintains favorable tax treatment, you will only be taxed on your investment in a Fund through such contract or policy, even if you sell Fund shares or receive the Fund's distributions. In order to qualify for such treatment, among other things, the "separate accounts" of participating insurance companies, which maintain and invest net proceeds from the variable annuity contracts and variable life insurance policies, must be "adequately diversified." Each Fund intends to operate in such a manner so that a separate account investing in Fund shares on behalf of a holder of a variable annuity contract or variable life insurance policy will be "adequately diversified."

Legal matters

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things,
(1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

CIVIL LITIGATION

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action -- Mehta v. AIG Sun America Life Assurance Company -- involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. Plaintiffs have appealed the decision dismissing this action to the Count of Appeals for the Eighth Circuit. This appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

Financial highlights
(DOLLAR SIGN GRAPHIC)

The financial highlights tables are designed to help you understand how the Funds' Class B shares have performed for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses associated with the annuity contract or life insurance policy which, if reflected, would reduce the total returns for all periods shown.

This financial information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with each Fund's financial statements, is included in each Fund's annual report. Columbia Funds Variable Insurance Trust I's financial statements are incorporated by reference into the SAI. Please see the back cover of this prospectus to find out how you can get a copy of the SAI.

COLUMBIA MARSICO GROWTH FUND,
VARIABLE SERIES*

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                    PERIOD ENDED
                                                      12/31/06
                                                                     <C
  Class B Shares**
  Net asset value, beginning of period                 $17.76
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(a)                       0.01
  Net realized and unrealized gain/(loss)
    on investments and foreign currency                 1.21
  Net increase/(decrease) in net asset
    value from operations                               1.22
  Net asset value, end of period                       $18.98
  TOTAL RETURN(B)                                   6.87%(c)(d)
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                  $11
  Total expenses                                    1.26%(e)(f)
  Net investment income/(loss)                      0.46%(e)(f)
  Portfolio turnover rate                              54%(d)
  Waiver/reimbursement                                 --(g)

* Prior to May 1, 2006, Columbia Marsico Growth Fund, Variable Series was known as Nations Marsico Growth Portfolio.
** The Fund's Class B shares commenced operations on October 2, 2006.
(a) Per share net investment income/(loss) has been calculated using the average shares outstanding during the period.
(b) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(c) Had the Fund's investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) Not annualized.
(e) Annualized.
(f) The benefits derived from custody credits had an annualized impact of 0.18%.
(g) Amount rounds to less than 0.01%.

COLUMBIA MARSICO 21ST CENTURY
FUND, VARIABLE SERIES*

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                    PERIOD ENDED
                                                      12/31/06
                                                                     <C
  Class B Shares**
  Net asset value, beginning of period                 $11.62
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(a)                     0.08(g)
  Net realized and unrealized gain/(loss)
    on investments and foreign currency                 1.25
  Net increase/(decrease) in net asset
    value from operations                               1.33
  Net asset value, end of period                       $12.95
  TOTAL RETURN(B)                                   11.45%(c)(d)
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                  $11
  Total expenses                                    1.35%(e)(f)
  Net investment income/(loss)                      2.58%(e)(f)
  Portfolio turnover rate                             151%(d)
  Waiver/reimbursement                                0.57%(f)

* Prior to May 1, 2006, Columbia Marsico 21st Century Fund, Variable Series was known as Nations Marsico 21st Century Portfolio.
** The Fund's Class B shares commenced operations on October 2, 2006.
(a) Per share net investment income/(loss) has been calculated using the average shares outstanding during the period.
(b) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(c) Had the Fund's investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) Not annualized.
(e) The benefits derived from custody credits had an annualized impact of 0.12%.
(f) Annualized.
(g) Net investment income per share reflect special dividends. The effect of these dividends amounted to $0.09 per share.

COLUMBIA MARSICO INTERNATIONAL
OPPORTUNITIES FUND, VARIABLE SERIES*

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

                                              YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                               12/31/06            12/31/05            12/31/04            12/31/03
  Class B Shares**
  Net asset value, beginning of year            $18.44              $15.74              $13.56              $9.67
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(a)                0.05                0.12                0.08               --(b)
  Net realized and unrealized gain/(loss)
    on investments and foreign currency          4.14                2.92                2.17                3.89
  Net increase/(decrease) in net asset
    value from operations                        4.19                3.04                2.25                3.89
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.06)              (0.02)              (0.05)              --(b)
  Distributions from net realized capital
    gains                                       (0.62)              (0.32)              (0.02)                --
  Total dividends and distributions             (0.68)              (0.34)              (0.07)              --(b)
  Net asset value, end of year                  $21.95              $18.44              $15.74              $13.56
  TOTAL RETURN(C)                               23.22%              19.52%            16.59%(d)             40.25%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)           $399,607            $157,851            $113,124            $52,611
  Operating expenses                           1.37%(e)            1.49%(e)            1.50%(e)            1.45%(e)
  Interest expense                                --                  --                  --                --%(i)
  Total expenses                               1.37%(e)            1.49%(e)            1.50%(e)            1.45%(e)
  Net investment income/(loss)                 0.27%(e)            0.78%(e)            0.53%(e)            0.02%(e)
  Portfolio turnover rate                        102%                154%                130%                147%
  Waiver/reimbursement                            --                --%(i)              0.07%               0.39%

                                               YEAR ENDED
                                                12/31/02
  Class B Shares**
  Net asset value, beginning of year             $10.44
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)(a)                 0.02
  Net realized and unrealized gain/(loss)
    on investments and foreign currency          (0.79)
  Net increase/(decrease) in net asset
    value from operations                        (0.77)
  LESS DISTRIBUTIONS:
  Dividends from net investment income           --(b)
  Distributions from net realized capital
    gains                                          --
  Total dividends and distributions              --(b)
  Net asset value, end of year                   $9.67
  TOTAL RETURN(C)                               (7.35)%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)            $14,819
  Operating expenses                            1.25%(e)
  Interest expense                               --%(i)
  Total expenses                                1.25%(e)
  Net investment income/(loss)                  0.15%(e)
  Portfolio turnover rate                         175%
  Waiver/reimbursement                           1.04%

* Prior to May 1, 2006, Columbia Marsico International Opportunities Fund, Variable Series was known as Nations Marsico International Opportunities Portfolio.
** Effective October 2, 2006, the Fund's previously unnamed share class was redesignated Class B shares.
(a) Per share net investment income/(loss) has been calculated using the average shares outstanding during the period.
(b) Amount represents less than $0.01 per share.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Fund's investment adviser and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits had an impact of less than 0.01%.
(f) The effect of interest expense on the operating expense ratio was less than 0.01%.
(g) Not annualized.
(h) Annualized.
(i) Amount rounds to less than 0.01%.

Hypothetical investment and expense information

The following supplemental hypothetical investment information provides additional information about the effect of the expenses of each Fund, including investment advisory fees and other Fund costs, on each Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class B shares of each Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is presented in the charts, and is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower.

COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES -- CLASS B SHARES

      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT       ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                               5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-    ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER     FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES(1)
       1            5.00%              1.26%                3.74%             $10,374.00         $128.36
       2           10.25%              1.26%                7.62%             $10,761.99         $133.16
       3           15.76%              1.26%               11.64%             $11,164.49         $138.14
       4           21.55%              1.26%               15.82%             $11,582.04         $143.30
       5           27.63%              1.26%               20.15%             $12,015.21         $148.66
       6           34.01%              1.26%               24.65%             $12,464.57         $154.22
       7           40.71%              1.26%               29.31%             $12,930.75         $159.99
       8           47.75%              1.26%               34.14%             $13,414.36         $165.97
       9           55.13%              1.26%               39.16%             $13,916.06         $172.18
      10           62.89%              1.26%               44.37%             $14,436.52         $178.62



  TOTAL GAIN AFTER FEES & EXPENSES                                            $ 4,436.52
  TOTAL ANNUAL FEES & EXPENSES                                                                 $1,522.60

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA MARSICO 21ST CENTURY FUND, VARIABLE SERIES -- CLASS B SHARES

      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT       ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                               5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-    ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER     FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES(1)
       1            5.00%              1.35%                3.65%             $10,365.00         $137.46
       2           10.25%              1.70%                7.07%             $10,707.05         $179.11
       3           15.76%              1.70%               10.60%             $11,060.38         $185.02
       4           21.55%              1.70%               14.25%             $11,425.37         $191.13
       5           27.63%              1.70%               18.02%             $11,802.41         $197.44
       6           34.01%              1.70%               21.92%             $12,191.89         $203.95
       7           40.71%              1.70%               25.94%             $12,594.22         $210.68
       8           47.75%              1.70%               30.10%             $13,009.83         $217.63
       9           55.13%              1.70%               34.39%             $13,439.15         $224.82
      10           62.89%              1.70%               38.83%             $13,882.64         $232.24



  TOTAL GAIN AFTER FEES & EXPENSES                                            $ 3,882.64
  TOTAL ANNUAL FEES & EXPENSES                                                                 $1,979.48

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES -- CLASS B SHARES

      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT       ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                               5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-    ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER     FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES(1)
       1            5.00%               1.37%               3.63%             $10,363.00         $139.49
       2           10.25%               1.37%               7.39%             $10,739.18         $144.55
       3           15.76%               1.37%              11.29%             $11,129.01         $149.80
       4           21.55%               1.37%              15.33%             $11,532.99         $155.23
       5           27.63%               1.37%              19.52%             $11,951.64         $160.87
       6           34.01%               1.37%              23.85%             $12,385.48         $166.71
       7           40.71%               1.37%              28.35%             $12,835.08         $172.76
       8           47.75%               1.37%              33.01%             $13,300.99         $179.03
       9           55.13%               1.37%              37.84%             $13,783.82         $185.53
      10           62.89%               1.37%              42.84%             $14,284.17         $192.27



  TOTAL GAIN AFTER FEES & EXPENSES                                            $ 4,284.17
  TOTAL ANNUAL FEES & EXPENSES                                                                 $1,646.24

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------

Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

ASSET-BACKED SECURITY -- a debt security that gives an investor an interest in a pool of assets that is collateralized or "backed" by one or more kinds of assets, including automobile loans or credit card receivables, generally issued by banks, credit card companies or other lenders. Asset-backed securities typically make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a domestic or U.S. branch of a foreign bank, including certificates of deposit, time deposits and bankers' acceptances.

BOND -- a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. An investor realizes a capital gain when it sells a security for more than it paid for it. An investor realizes a capital loss when it sells a security for less than it paid for it.

CASH EQUIVALENTS -- short-term, interest-bearing instruments which can easily be converted into cash, including U.S. government obligations, bank obligations, and certain asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investors Service, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).


COLLATERALIZED MORTGAGE OBLIGATION (CMO) -- a type of mortgage-backed security. CMO payment obligations are covered by interest and/or principal payments from a pool of mortgages. In addition, the underlying assets of a CMO are typically separated into classes, called tranches, based on maturity. Each tranche pays a different rate of interest. CMOs are not generally issued by the U.S. government, its agencies or instrumentalities.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows an investor to vote at shareholder meetings and to share in the company's profits by receiving dividends.

CONVERTIBLE DEBT -- a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

CONVERTIBLE SECURITY -- a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

CREDIT SUISSE HIGH YIELD INDEX -- an unmanaged trader-priced portfolio constructed to mirror the investable universe of the dollar-denominated high yield debt market. Issues must be publicly registered in the U.S. or issued under Rule 144A with registration rights. The index includes below investment grade, cash pay, zero-coupon, stepped-rate and pay-in-kind bonds with at least one year remaining to maturity. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

CROSSING NETWORKS -- an electronic system where anonymous parties can match buy and sell transactions. These transactions don't affect the market, and transaction costs are extremely low.

DEBT SECURITY -- a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

DEPOSITARY RECEIPTS -- evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

DERIVATIVES -- A derivative is a financial contract whose value is based upon, or "derived" from, an underlying financial asset (such as a stock or a bond), a commodity (such as gold), a market index (such as the S&P 500) or a reference rate (such as the prime lending interest rate). Examples of derivative instruments include futures, options, index-, equity-, commodity- and currency-linked securities, warrants and swap contracts. For a detailed description of the derivatives described here, see the SAI.

DIVERSIFIED -- A diversified fund, as defined by the 1940 Act, must have at least 75% of its total assets in cash and cash equivalents, government securities, securities of other investment companies, or other securities. For purposes of this calculation, the fund may not count securities of a single issuer that comprise more than 5% of the fund's assets.

DIVIDEND YIELD -- rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

DURATION -- a measure used to estimate how much a Fund's net asset value will fluctuate in response to a change in interest rates. For example, if interest rates rise by one percentage point, the share price of a fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the fund's share price would rise by about 5%.

EQUITY SECURITY -- an investment that gives an investor an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provides certain guarantees. The securities issued by the FHLMC are guaranteed as to timely payment of interest and the ultimate collection of principal only by the FHLMC and are not insured or guaranteed by the U.S. government.

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. FNMA is a congressionally chartered company, although neither its common stock nor the securities it issues are insured or guaranteed by the U.S. government. The securities issued by FNMA are guaranteed as to timely payment of both principal and interest only by FNMA.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

FOREIGN SECURITY -- a debt or equity security determined by a Fund's portfolio management team or portfolio manager(s) to be foreign based on an issuer's domicile, its principal place of business, the source of its revenues or other factors. An American Depository Receipt (ADR) may be considered a foreign security by a Fund's portfolio management team or portfolio manager(s).

FORWARD FOREIGN CURRENCY CONTRACTS -- a forward foreign currency contract includes an obligation to purchase or sell a foreign currency at a specified future date.

FORWARD PURCHASE AGREEMENT -- a contract obligating one party to buy and another party to sell an equity security, commodity, currency or other financial instrument at a specific future date.

FUNDAMENTAL ANALYSIS -- a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.


FUTURES CONTRACT -- a contract to buy or sell underlying instruments at a specified price on a specified future date. The price is typically set through a futures exchange.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- a government-owned corporation that is considered an agency of the U.S. government. It guarantees, with the full faith and credit of the U.S. government, full and timely payment of all principal and interest on its mortgage-backed securities.

HIGH QUALITY -- includes municipal securities that are rated in the two highest short-term debt categories according to an NRSRO such as S&P or Moody's. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by a Fund's Board. Please see the SAI for more information about credit ratings.

HIGH YIELD DEBT SECURITY -- debt securities that, at the time of purchase, are rated "BB" or below by S&P or "Ba" or below by Moody's, or that are unrated and determined by the portfolio management team to be of comparable quality.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

INTEREST RATE SWAP -- an agreement between two parties to exchange periodic interest payments based on a predetermined principal amount.

INVESTMENT GRADE -- a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The portfolio management team may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.

LEHMAN BROTHERS U.S. AGGREGATE INDEX -- an unmanaged index of U.S. government agency and U.S. Treasury securities, investment grade corporate bonds and asset-, mortgage-, and commercial mortgage-backed securities. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term, high quality debt security. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

MORTGAGE-BACKED SECURITY OR MORTGAGE-RELATED SECURITY -- a debt security that gives you an interest in, and is backed by, a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities typically make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

MSCI EAFE INDEX -- an unmanaged free float-adjusted market capitalization index that measures developed market equity performance, excluding the U.S. and Canada. The index includes Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public or private projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from municipal securities that pay for "public" projects and services is exempt from federal income taxes and is generally exempt from state taxes if an investor lives in the state that issued the security. If an investor lives in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's.

OPTIONS -- An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

OVER-THE-COUNTER MARKET -- a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

PREFERRED STOCK -- a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors. Ownership of preferred stock typically does not come with certain voting rights that come with common stock.

PRICE-TO-EARNINGS RATIO (P/E RATIO) -- the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

PRIVATE PLACEMENT -- a private placement is the sale of stocks, bonds or other investments directly to a qualified investor without having to register the offering with the SEC or other comparable foreign regulatory authorities. Qualified investors are typically large institutional investors or high net worth individuals. Securities acquired through private placements generally may not be resold.

QUANTITATIVE ANALYSIS -- an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

REAL ESTATE INVESTMENT TRUST (REIT) -- a portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests. A REIT is an tax-advantaged entity whose assets are composed primarily of such investments.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.


REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price. Reverse repurchase agreements are, in effect, loans to a fund.

RIGHT -- a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

RUSSELL 1000(R) INDEX -- an unmanaged index that measures the performance of the largest 1,000 U.S. companies and represents approximately 90% of the U.S. equity market. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 1000(R) VALUE INDEX -- an unmanaged index that measures the performance of those securities in the Russell 1000(R) Index with lower price-to-book ratios and forecasted growth rates. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 2000(R) INDEX -- an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and represents approximately 8% of the U.S. equity market. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 2000(R) GROWTH INDEX -- an unmanaged index that measures the performance of those securities in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth rates. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 3000(R) INDEX -- an unmanaged index that measures the performance of the 3,000 largest U.S. securities based on total market capitalization, and represents approximately 98% of the investable U.S. equity market. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL MIDCAP(R) GROWTH INDEX -- an unmanaged index that measures the performance of those securities in the Russell MidCap(R) Index with higher price-to-book ratios and forecasted growth values. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL MIDCAP(R) INDEX -- an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index and represents approximately 24% of the U.S. equity market. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P 500 INDEX(1) -- an unmanaged index of 500 widely held common stocks. The S&P covers 80% of the U.S. market and encompasses more than 100 different industry groups. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

SENIOR SECURITY -- a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

TOTAL RETURN SWAP -- an agreement between two parties to exchange periodic interest payments for the total return of an equity or fixed income instrument.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

WARRANT -- a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

ZERO-COUPON BOND -- a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return.

(1)"Standard and Poor's", "S&P", "S&P 500", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Adviser. The Portfolios are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the Portfolios.



50
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                      (THIS PAGE INTENTIONALLY LEFT BLANK)

COLUMBIA MANAGEMENT.

Where to find more information

The Funds of Columbia Funds Variable Insurance Trust I are available only to the owners of variable annuity contracts and/or variable life insurance policies issued by leading life insurance companies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the Funds. You'll find more information about the Funds of Columbia Funds Variable Insurance Trust I in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on the Funds' performance during the period covered.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting the life insurance company that issued your variable annuity contract and/or variable life insurance policy, or by contacting Columbia Management Services, Inc. as follows:

By telephone:
1.800.345.6611

By mail:
COLUMBIA MANAGEMENT SERVICES, INC.
P.O. BOX 8081
BOSTON, MA 02266-8081

The annual and semi-annual reports and the SAI are not available on an Internet site because Columbia Management does not maintain an Internet site for the Funds of Columbia Funds Variable Insurance Trust I, which are available only through variable annuity contracts and/or variable life insurance policies issued by leading life insurance companies.

Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.551.8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0102.


SEC file number: 811-08481
Columbia Funds Variable Insurance Trust I

                    COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
                       Statement of Additional Information

                                   STOCK FUNDS
                  Columbia Marsico Growth Fund, Variable Series
             Columbia Marsico Focused Equities Fund, Variable Series
               Columbia Marsico 21st Century Fund, Variable Series
                  Columbia Mid Cap Growth Fund, Variable Series

                            INTERNATIONAL STOCK FUND
       Columbia Marsico International Opportunities Fund, Variable Series

                               CORPORATE BOND FUND
                    Columbia High Yield Fund, Variable Series

                                   May 1, 2007

     This SAI provides information relating to the classes of shares representing interests in the Funds listed above. This information supplements the information contained in the prospectuses for the Funds and is intended to be read in conjunction with the prospectuses. THE SAI IS NOT A PROSPECTUS FOR THE FUNDS. See "About the SAI" for information on what the SAI is and how it should be used.

     Copies of any of the prospectuses may be obtained without charge by writing Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081; by calling Columbia Management Services, Inc. at (800) 345.6611; or by contacting the leading life insurance companies that issue the variable annuity contracts and/or life insurance policies through which shares of the Funds are available. The Funds' annual reports to shareholders, including the audited financial statements for the Funds, dated December 31, 2006, are hereby incorporated into this SAI by reference.

     FOR EASE OF READING, CERTAIN TERMS OR NAMES THAT ARE USED IN THIS SAI HAVE BEEN SHORTENED OR ABBREVIATED. A LIST OF THESE TERMS AND THEIR CORRESPONDING FULL NAMES OR DEFINITIONS CAN BE FOUND AT THE END OF THIS SAI IN APPENDIX B. An investor may find it helpful to review the terms and names in Appendix B before reading the SAI.

                                TABLE OF CONTENTS

ABOUT THIS SAI.............................................................    1
HISTORY OF THE TRUST.......................................................    2
DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS...................    2
   General.................................................................    2
   Investment Policies and Limitations.....................................    2
      Fundamental Policies.................................................    2
      Non-Fundamental Policies.............................................    3
      Exemptive Orders.....................................................    4
   Permissible Fund Investments and Investment Techniques..................    4
      The Stock Funds......................................................    5
      The International Stock Fund.........................................    5
      The Corporate Bond Fund..............................................    6
   Descriptions of Permissible Investments.................................    6
      Asset-Backed Securities..............................................    6
      Bank Obligations (Domestic and Foreign)..............................    6
      Borrowings...........................................................    7
      Common Stock.........................................................    7
      Convertible Securities...............................................    8
      Corporate Debt Securities............................................    9
      Derivatives..........................................................    9
      Dollar Roll Transactions.............................................   10
      Foreign Securities...................................................   11
      Futures and Options..................................................   12
      Guaranteed Investment Contracts and Funding Agreements...............   15
      High Yield/Lower-Rated Debt Securities...............................   15
      Linked Securities and Structured Products............................   16
      Money Market Instruments.............................................   17
      Mortgage-Backed Securities...........................................   17
      Other Investment Companies...........................................   19
      Pass-Through Securities (Participation Interests and
         Company Receipts).................................................   20
      Preferred Stock......................................................   20
      Private Placement Securities and Other Restricted Securities.........   21
      REITs and Master Limited Partnerships................................   22
      Repurchase Agreements................................................   22
      Reverse Repurchase Agreements........................................   23
      Securities Lending...................................................   23
      Short Sales..........................................................   23
      Stripped Securities..................................................   24
      Swap Contracts.......................................................   24
      U.S. Government Obligations..........................................   25
      Variable-and Floating-Rate Instruments...............................   25
      Warrants and Rights..................................................   26
      When-Issued Purchases, Delayed Delivery and Forward Commitments......   26
      Zero-Coupon, Pay-In-Kind and Step-Coupon Securities..................   27
   Other Considerations....................................................   28
      Disclosure of Fund Information.......................................   28
      Temporary Defensive Purposes.........................................   31
      Portfolio Turnover...................................................   31
MANAGEMENT OF THE TRUST....................................................   31
   Certain Investment Activity Limits......................................   31
   Board Committees........................................................   33

   Board Compensation......................................................   35
   Columbia Funds Deferred Compensation Plan...............................   35
   Beneficial Equity Ownership Information.................................   35
   Codes of Ethics.........................................................   36
PROXY VOTING POLICIES AND PROCEDURES.......................................   36
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES........................   37
INVESTMENT ADVISORY AND OTHER SERVICES.....................................   40
   Investment Adviser and Sub-Advisers.....................................   40
      Portfolio Managers...................................................   40
      Investment Advisory and Sub-Advisory Agreements......................   44
      Expense Limitations..................................................   45
      Advisory Fee Rates...................................................   45
      Advisory Fees Paid...................................................   46
      Sub-Advisory Fee Rates...............................................   46
      Sub-Advisory Fees Paid...............................................   46
      Administrator........................................................   47
      Administration Fees Paid.............................................   48
      Pricing and Bookkeeping Agent........................................   48
      Pricing and Bookkeeping Agency Fees Paid.............................   49
   Rule 12b-1Plan..........................................................   49
   Expenses................................................................   51
   Other Service Providers.................................................   51
      Transfer Agent and Custodian.........................................   51
      Independent Registered Public Accounting Firm........................   52
      Counsel..............................................................   52
BROKERAGE ALLOCATION AND OTHER PRACTICES...................................   52
   General Brokerage Policy, Brokerage Transactions and Broker Selection...   52
   Aggregate Brokerage Commissions.........................................   54
   Brokerage Commissions Paid to Affiliates................................   55
   Directed Brokerage......................................................   55
   Securities of Regular Broker/Dealers....................................   55
   Additional Financial Intermediary Payments..............................   56
      Marketing Support Payments...........................................   56
      Other Payments.......................................................   57
CAPITAL STOCK..............................................................   58
   Description of the Trust's Shares.......................................   58
PURCHASE, REDEMPTION AND PRICING OF SHARES.................................   59
   Purchase, Redemption and Exchange.......................................   59
   Offering Price and Valuation............................................   60
INFORMATION CONCERNING TAXES...............................................   61
   Qualification as a Regulated Investment Company.........................   62
   Equalization Accounting.................................................   63
   Excise Tax..............................................................   63
   Taxation of Fund Investments............................................   63
   Taxation of a Separate Account of a Participating Insurance Company.....   64
UNDERWRITER COMPENSATION AND PAYMENTS......................................   64
APPENDIX A.................................................................  A-1
APPENDIX B.................................................................  B-1
APPENDIX C.................................................................  C-1

                                 ABOUT THIS SAI

          WHAT IS THE SAI?

          The SAI, or statement of additional information, is a section of the registration statement filed with the SEC relating to the Funds. It generally contains information about the Funds that the SEC has concluded is not required to be in the Funds' prospectuses, but that investors may nevertheless find useful. The information generally supplements the discussion of matters set forth in the prospectuses.

          Specifically, the SAI, among other things, provides information about the Trust, which is a Delaware statutory trust that "houses" the Funds; the investment policies and permissible investments of the Funds; the management of the Funds, including the Board, the Funds' investment adviser and sub-advisers; other service providers to the Funds; certain brokerage policies of the Funds; and performance information about the Funds.

          HOW SHOULD I USE THE SAI?

          The SAI is intended to be read in conjunction with the Funds' prospectuses. The SAI is not a prospectus and is not a substitute for reading any prospectus. A copy of any Fund prospectus may be obtained by calling Columbia Management Services, Inc. at (800) 345.6611.

          WHAT GOVERNS THE TYPE OF INFORMATION THAT IS PUT IN THE SAI?

          The information required to be included in the SAI is governed by a form (called Form N-1A) that all mutual funds must use to register their shares with the SEC and disclose information to investors. Form N-1A generally requires that every mutual fund provide certain information in its SAI (in addition to the information required to be in its prospectus), such as the investment policies and limitations of a fund, the fees that an investment adviser or sub-adviser receives for providing services to the fund and the fees directors or trustees receive from a fund. The SEC generally believes that if all mutual funds are generally required to disclose the same type of information, investors can more easily compare funds and make informed decisions about their investments.

          IS THE SAI AVAILABLE ON THE INTERNET?

          Yes. The SAI is part of the registration statement for the Funds that is filed with the SEC electronically. The registration includes the prospectuses, the SAI and other exhibits, such as various agreements and contracts. The SAI, and any supplements to it, can be found by searching the SEC's website at http://www.sec.gov/edgar/searchedgar/companysearch.html. The "Company Name" that investors should search for is "Columbia Funds Variable Insurance Trust I."

          WHO MAY I CONTACT FOR MORE INFORMATION?

          If you have any questions about the Funds, please call Columbia Management Services, Inc. at (800) 345.6611 or contact your investment professional.

                              HISTORY OF THE TRUST

          The Trust is an open-end registered investment company in the Columbia Funds Family. The Columbia Funds Family currently has more than 100 distinct investment portfolios and total assets in excess of $312 billion.

          The Trust was organized as a Delaware statutory trust on November 24, 1997. On May 1, 2006, the Trust changed its name from Nations Separate Account Trust to Columbia Funds Variable Insurance Trust I. Prior to May 1, 2001, Nations Separate Account Trust was known as Nations Annuity Trust.

          The Trust currently consists of the six Funds identified on the cover of this SAI. Each Fund has a fiscal year end of December 31st.

            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

          GENERAL

          All of the Funds are open-end management investment companies and are diversified, with the exception of Marsico Focused Equities Fund, VS, which is non-diversified.

          See "Capital Stock" for a listing and description of the classes of shares that each Fund offers, including shareholder rights.

          INVESTMENT POLICIES AND LIMITATIONS

          The investment objectives, principal investment strategies and the principal investment risks associated with these strategies for each Fund are discussed in the Fund's prospectuses.

          The following discussion of "fundamental" and "non-fundamental" investment policies and limitations for the Funds supplement the discussion in the prospectuses. A fundamental policy may only be changed with shareholder approval by a majority of the Fund's shares entitled to vote. A non-fundamental policy may be changed by the Board, without shareholder approval.

          Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding a qualitative investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Fund's acquisition of such security or asset. Compliance with limitations on borrowings and investments in securities that give rise to leverage is monitored on a regular basis.

          FUNDAMENTAL POLICIES

          Each Fund may not, as a matter of fundamental policy:

     1. Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies.

     2. Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

     3. Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

     4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and
          (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

     5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

     6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

     7. Except for Columbia Marsico Focused Equities Fund, Variable Series, purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and
          (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

          NON-FUNDAMENTAL POLICIES

          As a matter of non-fundamental policy:

     1. Each Fund may invest in shares of other open-end management investment companies, subject to the limitations of the 1940 Act, the rules thereunder, and any orders obtained thereunder now or in the future. Funds in a master/feeder structure generally invest in the securities of one or more open-end management investment companies pursuant to various provisions of the 1940 Act. Any Fund that is purchased by another fund in the Columbia Funds Family in reliance on Section 12(d)(1)(G) of the 1940 Act or an exemptive order granting relief from
          Section 12(d)(1)(G) will not purchase shares of a related registered open-end investment company in reliance on Section 12(d)(1)(F) or
          Section 12(d)(1)(G) of the 1940 Act.

     2. Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others: (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale; (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days; and (c) repurchase agreements not terminable within seven days.

     3. Each Fund may invest in futures or options contracts regulated by the CFTC for: (i) bona fide hedging purposes within the meaning of the rules of the CFTC; and (ii) for other purposes if, as a result, no more than 5% of a Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

     4. Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily.

     5. Each Fund may not make investments for the purpose of exercising control of management. (Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.)

     6. Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box") or the Fund segregates assets in the amount at least equal to the underlying security or asset.

     7. Columbia Marsico Focused Equities Fund, Variable Series may not purchase securities of any one issuer (other than U.S. Government Obligations) if, immediately after such purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of one issuer, and with respect to 50% of such Fund's total assets, more than 5% of its assets would be invested in the securities of one issuer.

     8. To the extent a Fund is subject to Rule 35d-1 under the 1940 Act (the "Names Rule"), and does not otherwise have a fundamental investment policy in place to comply with the Names Rule, it has adopted or has the following non-fundamental policy: Shareholders will receive at least 60 days' notice of any change to a Fund's investment objective or principal investment strategies made in order to comply with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

          EXEMPTIVE ORDERS

          In addition to the policies outlined above, the Columbia Funds Family has received the following exemptive orders from the SEC which enable the Funds to participate in certain transactions beyond the investment limitations described above or described in otherwise applicable restrictions:

     1. Pursuant to an exemptive order dated October 5, 1993, all current and future Funds advised by CMA may, subject to certain conditions, pool their uninvested cash balances in one or more joint accounts and use the daily balance of such accounts to enter into repurchase agreements, including the condition that such agreements have a maturity of not more than seven days.

     2. Pursuant to an exemptive order dated August 24, 2001, the Funds may be made available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as directly to qualified plans and certain other permitted persons. Due to differences in tax treatment and other considerations, the interests of various contract owners participating in the Trust and the interests of qualified plans investing in the Trust's Funds may conflict. The Trust does not currently foresee any disadvantages to shareholders arising from these potential conflicts of interest. Nevertheless, the Board intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts.

     3. Pursuant to an exemptive order dated September 5, 2003, the Funds may, subject to certain conditions, borrow money from other funds in the Columbia Funds Family for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

          PERMISSIBLE FUND INVESTMENTS AND INVESTMENT TECHNIQUES

          Each Fund's prospectuses identify and summarize the types of securities in which a Fund invests as part of its principal investment strategies and the risks associated with such investments. The following provides further information and greater detail about these investments and their key associated risks.

          Subject to its fundamental and non-fundamental investment policies:

          - Each Fund may borrow money, lend its securities and invest in securities issued by other registered investment companies. See "Descriptions of Permissible Investments--Borrowings," "Descriptions of Permissible Investments--Securities Lending" and "Descriptions of Permissible Investments--Other Investment Companies."

          - Each Fund permitted to use derivatives may do so for hedging purposes or for non-hedging purposes, such as to enhance return. See "Descriptions of Permissible Investments--Derivatives."

          - Each Fund may hold cash or money market instruments, which include bank obligations, guaranteed investment contracts, repurchase agreements, U.S. Government obligations and certain corporate debt securities, such as commercial paper. A Fund may invest in these securities without limit, when the Adviser: (i) believes that the market conditions are not favorable for more aggressive investing; (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests or for other reasons. Accordingly, each Fund will not always stay fully invested in equity securities or longer-term debt securities. See "Descriptions of Permissible Investments--Money Market Instruments."

          THE STOCK FUNDS

          Marsico Growth Fund VS, Marsico Focused Equities Fund VS and Marsico 21st Century Fund VS: In addition to the types of securities described in the prospectuses for each of these Funds, and consistent with its investment policies, objective and strategies, each of these Funds may invest in the following types of securities only in amounts of less than 10% of its total assets in each case and not in the aggregate: asset-backed securities; mortgage-backed securities; dollar roll transactions; securities of other investment companies; pass-through securities; reverse repurchase agreements; variable-rate instruments; floating rate instruments; when-issued purchases, delayed delivery and forward commitments; convertible securities; corporate debt securities; derivatives, including futures, options, linked securities and structured products, stripped securities, warrants and swap contracts; foreign securities (other than the types described in the prospectuses), including forward foreign currency contracts; high yield/lower-rated debt securities; private placements and other illiquid or restricted securities; preferred stock; zero-coupon, pay-in-kind and step-coupon securities; and REITs and master limited partnerships; provided however, that if any such security type is listed in a Fund's prospectuses as part of a principal investment strategy, this 10% limitation shall not apply.

          Each Fund may invest up to 100% of its assets in linked securities and structured products, notwithstanding the 10% limits discussed above. While each Fund reserves the right to so invest, investing in these securities is not a principal investment strategy of the Funds.

          Mid Cap Growth Fund, VS: In addition to the types of securities described in the prospectuses for the Fund, and consistent with its investment policies, objective and strategies, the Fund may invest in the following types of securities only in amounts of less than 10% of its total assets in each case and not in the aggregate: asset-backed securities; common stock; convertible securities; corporate debt securities; derivatives, including futures, options, linked securities and structured products, stripped securities, warrants and swap contracts; dollar roll transactions; foreign securities (other than the types described in the prospectuses), including forward foreign currency exchange contracts; high yield/lower-rated debt securities; mortgage-backed securities; pass-through securities; preferred stock, private placement and other illiquid securities; REITs and master limited partnerships; reverse repurchase agreements; variable- and floating-rate instruments; when-issued purchases, delayed delivery and forward commitments; and zero-coupon, pay-in kind and step-coupon securities; provided however, that if any such security type is identified in the Fund's prospectuses as a permissible investment, this 10% limitation shall not apply.

          THE INTERNATIONAL STOCK FUND

          Marsico International Opportunities Fund VS: In addition to the types of securities described in its prospectuses, and consistent with its investment policies, objective and strategies, this Fund may invest in the following types of securities in amounts of less than 10% of its total assets in each case and not in the aggregate: asset-backed securities; mortgage-backed securities; preferred stock; convertible securities; corporate debt securities; derivatives, including futures, options, linked securities and structured products, stripped securities, warrants and swap contracts; dollar roll transactions; foreign securities (other than the types described in the prospectuses); high yield/lower-rated debt securities; securities of other investment companies; pass-through securities; private placement and other illiquid securities; REITs and master limited partnerships; reverse repurchase agreements; variable- and floating-rate instruments; when-issued purchases, delayed delivery and forward commitments; and zero-coupon, pay-in kind and step-coupon securities; provided however, that if any such security type is listed in a Fund's prospectuses as part of a principal investment strategy, this 10% limitation shall not apply.

          The Fund may invest up to 100% of its assets in linked securities and structured products, notwithstanding the 10% limits discussed above. While the Fund reserves the right to so invest, investing in these securities is not a principal investment strategy of the Fund.

          THE CORPORATE BOND FUND

          High Yield Fund VS: In addition to the types of securities described in its prospectuses, and consistent with its investment policies, objective and strategies, this Fund may invest in the following types of securities in amounts of less than 10% of its total assets in each case and not in the aggregate: asset-backed securities, foreign securities and pass-through securities.

          DESCRIPTIONS OF PERMISSIBLE INVESTMENTS

          Additional information about individual types of securities (including key considerations and risks) in which some or all of the Funds may invest is set forth below.

          ASSET-BACKED SECURITIES

          Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables (CARs) and so-called plastic bonds, backed by credit card receivables.

          The value of an asset-backed security is affected by, among other things, changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower's other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security's par value. Value is also affected if any credit enhancement has been exhausted. See also "Descriptions of Permissible Investments--Mortgage-Backed Securities."

          Key Considerations and Risks: The risks of investing in asset-backed securities depend upon payment of the underlying loans by the individual borrowers (i.e., the backing asset). For example, the underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described under "Descriptions of Permissible Investments--Mortgage-Backed Securities" for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities typically do not have the benefit of the same direct security interest in the underlying collateral as do mortgage-backed securities.

          In addition, as purchasers of an asset-backed security, the Funds generally will have no recourse against the entity that originated the loans in the event of default by a borrower. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and, if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment.

          BANK OBLIGATIONS (DOMESTIC AND FOREIGN)

          Bank obligations include certificates of deposit, bankers' acceptances, commercial paper, Yankee dollar certificates of deposit, Eurodollar certificates of deposit, time deposits and promissory notes.

          A certificate of deposit, or so-called CD, is a debt instrument issued by a bank that usually pays interest and which has maturities ranging from a few weeks to several years. A bankers acceptance is a time draft drawn on and accepted by a bank, a customary means of effecting payment for merchandise sold in import-export transactions and a general source of financing. A Yankee dollar certificate of deposit is a negotiable CD issued in the United States by branches and agencies of foreign banks. A Eurodollar certificate of deposit is a CD issued by a foreign (mainly European) bank with interest and principal paid in U.S. dollars. Such CDs typically have maturities of less than two years and have an interest rate which is usually pegged to the London Interbank Offered Rate or LIBOR. A time deposit can be either a savings account or CD that is an obligation of a financial institution for a fixed term. Typically, there are penalties for early withdrawal of a time deposit. A promissory note is a written commitment of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.

          A bank obligation may be issued by: (i) a domestic branch of a domestic bank; (ii) a foreign branch of a domestic bank; (iii) a U.S. branch of a foreign bank; or (iv) a foreign branch of a foreign bank.

          As a general matter, obligations of "domestic banks," are not subject to the Funds' fundamental investment policies regarding concentration limits. For this purpose, the SEC staff also takes the position that domestic branches of foreign banks and foreign branches of domestic banks may, if certain conditions are met, be treated as "domestic banks." More specifically, "domestic banks" include: (a) domestic branches of domestic banks; (b) domestic branches of foreign banks, to the extent that they are subject to comparable regulation as domestic banks; and (c) foreign branches of domestic banks with respect to which the domestic bank would be unconditionally liable in the event that the foreign branch failed to pay on its instruments for any reason.

          Certain Funds may invest in exchange-traded Eurodollar contracts. For information about these types of securities, see "Descriptions of Permissible Investments--Futures and Options."

          Key Considerations and Risks: Certain bank obligations, such as some CDs, are insured by the FDIC. Many other bank obligations, however, are neither guaranteed nor insured by the U.S. Government. These bank obligations are "backed" only by the creditworthiness of the issuing bank or parent financial institution.

          Obligations of foreign banks, including Yankee dollar and Eurodollar obligations, involve somewhat different investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that their liquidity could be impaired because of political or economic developments, that the obligations may be less marketable than comparable obligations of domestic banks, that a foreign jurisdiction might impose withholding and other taxes on amounts realized on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted, which might adversely affect the payment of principal or interest on those obligations, that the selection of the obligations may be based on less publicly available information concerning foreign banks or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to domestic banks. Foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

          BORROWINGS

          Each Fund has a fundamental policy with respect to borrowing that can be found under the heading "Investment Policies and Limitations."

          The Funds participate in an uncommitted line of credit provided by State Street under an agreement (the "Uncommitted Line"). Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the Uncommitted Line, each participating Fund must maintain a ratio of net assets (not including funds borrowed under the Uncommitted Line) to the aggregate amount of indebtedness pursuant to the Uncommitted Line that is no less than 4 to 1. Information about specific borrowings, if any, by any particular Fund under the Uncommitted Line over the last fiscal year, if any, can be found in its Annual Report to Shareholders for the year ended December 31, 2006.

          As noted above, pursuant to an exemptive order from the SEC, a Fund may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

          A Fund also may borrow money utilizing a reverse repurchase agreement transaction. See "Descriptions of Permissible Investments--Reverse Repurchase Agreements."

          COMMON STOCK

          Common stock are units of equity ownership of a public company. Owners are typically entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. However, ownership of common stock does not entitle the owner to involvement in the day-to-day operations of the company. Common stock of domestic and foreign public corporations can be listed, and their shares traded, on domestic stock exchanges, like the NYSE, AMEX or the NASDAQ Stock Market. Domestic and foreign corporations also may instead choose to list their companies, and have their shares traded, on foreign exchanges, like the London Stock Exchange or Tokyo Stock Exchange.

          Key Considerations and Risks: Investments by a Fund in common stocks are subject to stock market risk, which is the risk that the value of the stocks that the Fund holds, like the broader stock markets, may decline over short or even extended periods. Domestic and foreign stock markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. The value of individual stocks will rise and fall based on factors specific to them, like changes in earnings or management.

          With respect specifically to "common" stock, in the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and "preferred" stock take precedence over the claims of those who own common stock. On the other hand, common stock tends to have greater potential for appreciation.

          Common stock investments also present the risk of investing in a particular company. For example, stocks of smaller companies tend to have greater price swings than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, are more reliant on singular products or services and are more vulnerable to larger competitors. Common stock of these companies may have a higher potential for gains but also carry more risk. For those Funds that invest primarily in these types of companies, these risks can have a more acute effect on the value of the Fund's shares.

          Common stock investments also present the risks of investing in a particular industry, such as high technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of common stocks tend to move by industry sector, which is to say that when market conditions favorably affect, or are expected to favorably affect, an industry, the prices of the common stock of those companies in that industry sector tend to go up. Conversely, negative news or a poor outlook for a particular industry can cause the value of those companies' common stock to drop. For those Funds that focus their investments in a particular industry, these industry-related risks can have a significant effect on the value of these Funds' shares.

          CONVERTIBLE SECURITIES

          Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities typically consist of debt securities or preferred stock that may be converted within a specified period of time (typically for the entire life of the security) into a certain amount of common stock or other equity security of the same or a different issuer at a predetermined price. They also include debt securities with warrants or common stock attached and derivatives combining the features of debt securities and equity securities. Convertible securities entitle the holder to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is redeemed, converted or exchanged.

          The market value of a convertible security generally is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a comparable nonconvertible fixed-income security). The investment value is determined by, among other things, reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security. If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock in the sense that its market value will not be influenced greatly by fluctuations in the market price of the underlying security into which it can be converted. Instead, the convertible security's price will tend to move in the opposite direction from interest rates. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying stock. In that case, the convertible security's price may be as volatile as that of the common stock. Because both interest rate and market movements can influence its value, a convertible security is not generally as sensitive to interest rates as a similar fixed-income security, nor is it generally as sensitive to changes in share price as its underlying stock.

          The Funds may invest in convertible securities that are below investment-grade (e.g., rated "B" or below by S&P). See "Descriptions of Permissible Investments--High Yield/Lower-rated Securities" and "Descriptions of Permissible Investments--Warrants and Rights."

          Key Considerations and Risks: A Fund's investments in convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid--that is, a Fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the Fund. A Fund's investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. For issues where the conversion of the security is not at the option of the holder, the Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

          In addition, some convertibles are often rated below investment-grade or are not rated, and therefore may be considered speculative investments. Companies that issue convertible securities are usually small to medium size, and accordingly carry the capitalization risks described under "Descriptions of Permissible Investments--Common Stock." In addition, the credit rating of a company's convertible securities is generally lower than that of its conventional debt securities. Convertibles are normally considered "junior" securities--that is, the company usually must pay interest on its conventional corporate debt before it can make payments on its convertible securities. Some convertibles are particularly sensitive to interest rate changes when their predetermined conversion price is much higher than the issuing company's common stock.

          See also Key Considerations and Risks under "Descriptions of Permissible Investments--Common Stock."

          CORPORATE DEBT SECURITIES

          Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured.

          The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

          See also "Descriptions of Permissible Investments--Foreign Securities," "Descriptions of Permissible Investments--Variable- and Floating-Rate Instruments" and "Descriptions of Permissible Investments--Money Market Instruments."

          Key Considerations and Risks: Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated by an NRSRO may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

          Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it's due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

          DERIVATIVES

          A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives afford leverage and, when used properly, can enhance returns and be useful in hedging portfolios. Some common types of derivatives include: futures, options, options on futures, forward foreign currency exchange contracts, linked securities and structured products, collateralized mortgage obligations, stripped securities, warrants and swap contracts. For more information about each type of derivative see those sections in this SAI discussing such securities.

          The Funds may use derivatives for a variety of reasons, including to: enhance a Fund's return; attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); protect the Fund's unrealized gains reflected in the value of its portfolios securities; facilitate the sale of such securities for investment purposes; and/or manage the effective maturity or duration of the Fund's portfolio.

          A Fund may use any or all of these investment techniques and different types of derivative securities may be purchased at any time and in any combination. There is no particular strategy that dictates the use of one technique rather than another, as use of derivatives is a function of numerous variables including market conditions.

          Key Considerations and Risks: The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

          See also "Descriptions of Permissible Investments--Futures and Options," "Descriptions of Permissible Investments--Linked Securities and Structured Products," "Descriptions of Permissible Investments--Stripped Securities," "Descriptions of Permissible Investments--Warrants and Rights" and "Descriptions of Permissible Investments--Swap Contracts."

          DOLLAR ROLL TRANSACTIONS

          Under a mortgage "dollar roll," a Fund sells mortgage-backed securities for delivery in a given month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the "roll" period, a Fund forgoes principal and interest paid on the mortgage-backed securities. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (the "drop") as well as by the interest earned on the cash proceeds of the initial sale. See also "Descriptions of Permissible Investments--Mortgage-Backed Securities."

          Key Considerations and Risks: Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under an agreement may decline below the repurchase price. Also, these transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from completing the transaction. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

          FOREIGN SECURITIES

          Foreign securities are debt, equity or derivative securities determined by a Fund's management team to be foreign based on an issuer's domicile, its principal place of business, the source of its revenue or other factors.

          Forward foreign currency exchange contracts -- Forward foreign currency exchange contracts establish an exchange rate at a future date. A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security (a "transaction hedge"). In addition, when a foreign currency suffers a substantial decline against the U.S. dollar, a Fund may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. When it is believed that the U.S. dollar may suffer a substantial decline against the foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount (a "position hedge").

          A Fund may, however, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount when it is believed that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which the securities are denominated (a "cross-hedge").

          Foreign currency hedging transactions are attempts to protect a Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain that might be realized should the value of the hedged currency increase.

          A Fund also may purchase American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs") and European Depositary Receipts ("EDRs") (collectively "Depositary Receipts"). Depositary Receipts are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other Depositary Receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designated for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in Depositary Receipts through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interestholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

          Key Considerations and Risks: Foreign securities may pose risks greater than those typically associated with an equity, debt or derivative security due to: (1) restrictions on foreign investment and repatriation of capital; (2) fluctuations in currency exchange rates, which can significantly affect a Fund's share price; (3) costs of converting foreign currency into U.S. dollars and U.S. dollars into foreign currencies; (4) greater price volatility and less liquidity; (5) settlement practices, including delays, which may differ from those customary in U.S. markets; (6) exposure to political and economic risks, including the risk of nationalization, expropriation of assets and war;
(7) possible impositions of foreign taxes, including potentially confiscatory levels of taxation and withholding and exchange control and currency restrictions; (8) lack of uniform accounting, auditing and financial reporting standards; (9) less governmental supervision of securities markets, brokers and issuers of securities; (10) less financial information available to investors; and (11) difficulty in enforcing legal rights outside the United States.

          Certain of the risks associated with investments in foreign securities are heightened with respect to investments in emerging markets countries. Political and economic structures in many emerging market countries, especially those in Eastern Europe, the Pacific Basin, and the Far East, are undergoing significant evolutionary changes and rapid development, and may lack the social, political and economic stability of more developed countries. Investing in emerging markets securities also involves risks beyond the risks inherent in foreign investments. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally and some countries with emerging securities markets have sustained long periods of very high inflation or rapid fluctuation in inflation rates which can have negative effects on a country's economy and securities markets.

          As noted, foreign securities also involve currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency. A Fund may purchase or sell forward foreign currency exchange contracts to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A Fund may also purchase and sell foreign currency futures contracts and related options. See "Descriptions of Permissible Investments--Futures and Options."

          FUTURES AND OPTIONS

          Futures and options contracts are derivative instruments that the Funds may utilize for a variety of reasons including, for hedging purposes, risk reduction, securities exposure, to enhance a Fund's return, to enhance a Fund's liquidity, to reduce transaction costs or other reasons. See generally "Descriptions of Permissible Investments--Derivatives."

          Futures - Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security (including a single stock) or index at a specified future time and at a specified price. Futures contracts, which are standardized as to maturity date and underlying financial instrument, are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the CFTC, a U.S. Government agency. Assets committed by a Fund to a futures contract will be segregated to the extent required by law. Although many fixed-income futures contracts call for actual delivery or acceptance of the underlying securities at a specified date (stock index futures contracts do not permit delivery of securities), the contracts are normally closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

          Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimum initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their margin deposits.

          Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes (anticipated or potential) in the value of securities currently owned or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and generally use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities. Regulations of the CFTC applicable to the Funds require that all of their future transactions constitute bona fide hedging transactions except to the extent that the aggregate and initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of the respective Fund's portfolio.

          The Funds may also invest in exchange-traded Eurodollar contracts, which are interest rate futures on the forward level of LIBOR. These contracts are generally considered liquid securities and trade on the Chicago Mercantile Exchange. Such Eurodollar contracts are generally used to "lock-in" or hedge the future level of short-term rates.

          Options - Each Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Stock index options are put options and call options on various stock indexes. In most respects, they are identical to listed options on common stocks.

          A primary difference between stock options and index options becomes evident when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500 Index, or a narrower market index, such as the S&P 100. Indexes may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are currently traded on the following exchanges: the Chicago Board Options Exchange, the NYSE, the AMEX, the Pacific Stock Exchange, and the Philadelphia Stock Exchange. A Fund's obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction.

          Options on Futures - The Funds may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

          Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

          Key Considerations and Risks: Futures and options investing are highly specialized activities that entail greater than ordinary investment risks. For example, futures and options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in a future or an option may be subject to greater fluctuation than an investment in the underlying instruments themselves.

          With regard to futures, the risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required and the potential for an extremely high degree of leverage involved in futures contracts. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount posted as initial margin for the contract.

          With regard to options, an option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period. If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If a call option written by a Fund is exercised, the proceeds of the sale of the underlying instrument will be increased by the net premium received when the option was written and the Fund will realize a gain or loss on the sale of the underlying instrument. If a put option written by a Fund is exercised, the Fund's basis in the underlying instrument will be reduced by the net premium received when the option was written.

          With regard to both futures and options contracts, positions may be closed out only on an exchange which provides a secondary market for such contracts. However, there can be no assurance that a liquid secondary market will exist for any particular contract at any specific time. Thus, it may not be possible to close a position. In the case of a futures contract, for example, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such a situation, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. The inability to close the futures position also could have an adverse impact on the ability to hedge effectively. Each Fund generally will minimize the risk that it will be unable to close out a contract by only entering into those contracts which are traded on national exchanges and for which there appears to be a liquid secondary market.

          In addition, there is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option. Most futures exchanges limit the amount of fluctuation permitted in some contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

          The successful use by the Funds of futures and options on stock indexes will be subject to the ability to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. The Funds therefore bear the risk that future market trends will be incorrectly predicted. In addition, a Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in futures or put options on stock indexes, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund's securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, each Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indexes.

          Each Fund will comply with SEC guidelines regarding coverage for these instruments and, if the guidelines so require, maintain cash or liquid securities with its Custodian in the prescribed amount. Under current SEC guidelines, the Funds will maintain or "segregate" assets either themselves or with their Custodian to cover transactions in which the Funds write or sell options. Assets used as cover cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to cover option obligations could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

          GUARANTEED INVESTMENT CONTRACTS AND FUNDING AGREEMENTS

          Guaranteed investment contracts, investment contracts or funding agreements are debt instruments issued by highly-rated insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts.

          Key Considerations and Risks: A Fund will only purchase GICs from issuers which, at the time of purchase, meet certain credit and quality standards. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. In addition, the issuer may not be able to return the principal amount of a GIC to a Fund on seven days' notice or less, at which point the GIC may be considered to be an illiquid investment. Unlike certain types of money market instruments, there is no government guarantee on the payment of principal or interest; only the insurance company backs the GIC.

          HIGH YIELD/LOWER-RATED DEBT SECURITIES

          A high yield/lower-rated debt security (also known as a "junk" bond) is generally rated by an NRSRO to be non investment-grade (e.g., BB or lower by S&P). These types of bonds are issued by companies without long track records of sales and earnings, or by companies or municipalities that have questionable credit strength. High yield/lower-rated debt and comparable unrated securities:
(a) will likely have some quality and protective characteristics that, in the judgment of the NRSRO, are outweighed by large uncertainties or major risk exposures to adverse conditions; and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. See also "Descriptions of Permissible Investments--Corporate Debt Securities."

          The Funds may invest in high yield/lower-rated securities that are also convertible securities. See "Descriptions of Permissible
Investments--Convertible Securities."

          Key Considerations and Risks: The yields on high yield/lower-rated debt and comparable unrated debt securities generally are higher than the yields available on investment-grade debt securities. However, investments in high yield/lower-rated debt and comparable unrated debt generally involve greater volatility of price and risk of loss of income and principal, including the possibility of default by or insolvency of the issuers of such securities. Since the risk of default is higher for high yield/lower-rated debt securities, the Fund will try to minimize the risks inherent in investing in these securities by engaging in credit analysis, diversification, and attention to current developments and trends affecting interest rates and economic conditions. The Funds will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. Accordingly, with respect to these types of securities, a Fund may be more dependent on credit analysis than is the case for higher quality bonds.

          The market values of certain high yield/lower-rated debt and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, issuers of high yield/lower-rated debt and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

          The risk of loss due to default by such issuers is significantly greater because high yield/lower-rated debt and comparable unrated securities generally are unsecured and frequently are subordinated to senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for high yield/lower-rated debt and comparable unrated securities may diminish a Fund's ability to: (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value; and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

          Although the general market for high yield/lower-rated debt and comparable unrated securities is no longer new, the market for such securities has not yet weathered a major sustained economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could severely and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

          Because certain high yield/lower-rated debt securities also may be foreign securities, some of which may be considered debt securities from emerging markets countries, there are certain additional risks associated with such investments. See "Descriptions of Permissible Investments--Foreign Securities."

          LINKED SECURITIES AND STRUCTURED PRODUCTS

          Linked securities, such as index-linked, equity-linked, credit-linked, commodity-linked and currency-linked securities, are types of derivative securities. See generally "Descriptions of Permissible
Investments--Derivatives."

          Index-linked, equity-linked, credit-linked and commodity-linked securities can be either equity or debt securities that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments depend on the performance of an underlying stock, index, or a weighted index of commodity futures such as crude oil, gasoline and natural gas. With respect to equity-linked securities, at maturity, the principal amount of the debt is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments that have a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

          One common type of linked security is a "structured" product. Structured products generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

          Another common type of index-linked security is a S&P Depositary Receipt, or SPDR, which is an interest in a unit investment trust holding a portfolio of securities linked to the S&P 500 Index. Because a unit investment trust is an investment company under the 1940 Act, a Fund's investments in SPDRs are subject to the limitations set forth in Section 12(d)(1)(A) of the 1940 Act. See also "Descriptions of Permissible Investments--Other Investment Companies."

          SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500 Index. As a holder of interests in a unit investment trust, a Fund would indirectly bear its ratable share of that unit investment trust's expenses. At the same time, the Fund would continue to pay its own management and advisory fees and other expenses, as a result of which the Fund and its shareholders in effect would be absorbing duplicate levels of fees with respect to investments in such unit investment trusts.

          Key Considerations and Risks: Like all derivatives, a Fund's investments in "linked" securities can lead to large losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of the Fund to utilize linked-securities successfully will depend on its ability to correctly predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currency from emerging markets countries, there are certain additional risks associated with such investments. See "Descriptions of Permissible Investments--Foreign Securities."

          With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities. See also, "Descriptions of Permissible Investments--Private Placement Securities and Other Restricted Securities."

          SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. In addition, because individual investments in SPDRs are not redeemable, except upon termination of the unit investment trust, the liquidity of small holdings of SPDRs will depend upon the existence of a secondary market. Large holdings of SPDRs are called "creation unit size" and are redeemable in kind only and are not redeemable for cash from the unit investment trust. The price of a SPDR is derived from, and based upon, the securities held by the unit investment trust. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Fund could result in losses on SPDRs.

          MONEY MARKET INSTRUMENTS

          Money market instruments are high-quality, short-term debt obligations, which include: (1) bank obligations; (2) funding agreements; (3) repurchase agreements; (4) U.S. Government obligations; and (5) certain corporate debt securities, such as commercial paper and master notes (which are generally understood to be unsecured obligations of a firm (often private and/or unrated), privately negotiated by borrower and lender, that contemplate a series of recurring loans and repayments, governed in each case by the terms of the one master note). Such instruments also may be structured to be, what would not otherwise be, a money market instrument by modifying the maturity of a security or interest rate adjustment feature to come within permissible limits.

          Money market mutual funds (i.e., funds that comply with Rule 2a-7 of the 1940 Act) are permitted to purchase most money market instruments, subject to certain credit quality, maturity and other restrictions.

          See "Descriptions of Permissible Investments--Bank Obligations," "Descriptions of Permissible Investments--Corporate Debt Securities," "Descriptions of Permissible Investments--Guaranteed Investment Contracts and Funding Agreements," "Descriptions of Permissible Investments--Repurchase Agreements" and "Descriptions of Permissible Investments--U.S. Government Obligations."

          Key Considerations and Risks: Money market instruments (other than certain U.S. Government obligations) are not backed or insured by the U.S. Government, its agencies or instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, or guarantees of that issuer, support such instruments.

          MORTGAGE-BACKED SECURITIES

          A mortgage-backed security is a type of pass-through security, which is a security representing pooled debt obligations repackaged as interests that pass income through an intermediary to investors. In the case of mortgage-backed securities, the ownership interest is in a pool of mortgage loans. See "Descriptions of Permissible Investments--Pass-Through Securities."

          Mortgage-backed securities are most commonly issued or guaranteed by the Government National Mortgage Association ("Ginnie Mae" or "GNMA"), Federal National Mortgage Association ("Fannie Mae" or "FNMA") or Federal Home Loan Mortgage Corporation ("Freddie Mac" or "FHLMC"), but may also be issued or guaranteed by other private issuers. GNMA is a government-owned corporation that is an agency of the U.S.

Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. Its objective is to increase the affordability of home mortgage funds for low-, medium- and middle-income home buyers. FNMA is a congressionally chartered company, although neither its stock nor the securities it issues are insured or guaranteed by the federal government. For example, the pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA. FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provides certain guarantees. The corporation's stock is owned by savings institutions across the U.S. and is held in trust by the Federal Home Loan Bank System. Pass-through securities issued by the FHLMC are guaranteed as to timely payment of interest and ultimately collection of principal only by the FHLMC.

          Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government. The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

          Collateralized mortgage obligations ("CMOs") are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively referred to hereinafter as "Mortgage Assets"). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets. All references in this section to CMOs include multi-class pass-through securities. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

          Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

          Key Considerations and Risks: Investment in mortgage-backed securities poses several risks, including, among others, prepayment, market and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold. Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.

          OTHER INVESTMENT COMPANIES

          In seeking to attain their investment objectives, certain Funds may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, its rules and regulations and any exemptive orders obtained by the Funds from the SEC. See also "Investment Policies and Limitations--Exemptive Orders."

          A Fund may purchase shares of exchange-traded funds ("ETFs"), which are a type of investment company. A Fund may purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts
- to obtain relatively low-cost exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Fund. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly than futures. In addition, ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract. A Fund may also purchase ETF shares for other purposes, including improving its ability to track its underlying index.

          The 1940 Act generally requires that each Fund limit its investments in another investment company or series thereof so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and
(c) not more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by the Fund or by the company as a whole.

          Each Fund has obtained permission from the SEC (via an exemptive order) to purchase shares of other mutual funds in the Columbia Funds Family. The SEC order is subject to certain conditions, including that a Board, before approving an advisory contract (including the advisory fee) applicable to a Fund, will find that the advisory fees applicable to the Fund relying on the order are for services in addition to, rather than duplicative of, services provided pursuant to the "investee" Fund's advisory contract.

          Each Fund also has obtained separate permission from the SEC (via exemptive order) to purchase shares of Money Market Funds. To seek to achieve a return on uninvested cash or for other reasons, investing Funds may invest up to 25% of their assets in any Money Market Fund. These investments are generally on a short-term basis. CMA and its affiliates are entitled to receive fees from the Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Funds for services provided directly. One condition of the SEC order is that a Money Market Fund may not acquire securities of any other investment company in excess of the limits stated in the second paragraph (above) of this section.

          Key Considerations and Risks: A Fund may derive certain advantages from being able to invest in shares of other investment companies; for example, such investment may allow a Fund to gain exposure to a type of security. It also may facilitate a Fund being fully invested. However, there may be certain disadvantages; for example, it may cost more in terms of fees. That is to say, a shareholder may be charged fees not only on the Fund shares he holds directly, but also on the mutual fund shares that his Fund purchases. Whether any anticipated return from such an investment will outweigh the costs of purchasing such mutual fund shares when deciding to invest will be considered by the Funds.

          An investment in an ETF generally presents the same primary risks as an investment in an open-end investment company that is not exchange traded that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a Fund could lose money investing in an ETF if the prices of the securities held by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to an open-end investment company that is not exchange-traded: (i) the market price of the ETF's shares may trade at a discount to their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

          PASS-THROUGH SECURITIES (PARTICIPATION INTERESTS AND COMPANY RECEIPTS)

          A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Funds. The most common type of pass-through securities are mortgage-backed securities. GNMA Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A Fund may purchase modified pass-through GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

          FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates and guaranteed mortgage certificates. Participation certificates resemble GNMA Certificates in that the participation certificates represent a pro rata share of all interest and principal payments made and owed on the underlying pool. FHLMC guarantees timely payments of interest on the participation certificates and the full return of principal. Guaranteed mortgage certificates also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but is not backed by the full faith and credit of the U.S. Government.

          FNMA issues guaranteed mortgage pass-through certificates. FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by the FNMA as to timely payment of principal and interest but is not backed by the full faith and credit of the U.S. Government.

          Key Considerations and Risks: Except for guaranteed mortgage certificates, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the securities holders, such as the Funds, like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. Estimated prepayment rates will be a factor considered in calculating the average weighted maturity of a Fund which owns these securities. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by a Fund might be converted to cash and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a Fund's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

          PREFERRED STOCK

          Preferred stock are units of ownership of a public corporation that pay dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. Most preferred stock is cumulative; if dividends are passed (i.e., not paid for any reason), they accumulate and must be paid before common stock dividends. A passed dividend on noncumulative preferred stock is generally gone forever. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from nonparticipating preferred stock, which is limited to the stipulated dividend. Convertible preferred stock is exchangeable for a given number of common shares and thus tends to be more volatile than nonconvertible preferred stock, which generally behaves more like a fixed-income bond.

          Auction preferred stock ("APS") is a type of adjustable-rate preferred stock whose dividend is determined every seven weeks in a dutch auction process by corporate bidders. Shares are typically bought and sold at face


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

values ranging from $100,000 to $500,000 per share. Auction preferred stock is sometimes known by the proprietary name given by the relevant broker, e.g., Merrill Lynch's AMPS (auction market preferred stock), Salomon Smith Barney's DARTS or First Boston's STARS. Benefits of APS include:

          - reduced interest rate risk--Because these securities generally reset within a short period of time, the exposure to interest rate risk is somewhat mitigated.

          - preservation of principal--The frequency of the dividend reset provisions makes APS an attractive cash management instrument. The auction reset mechanism generally assures that the shares will trade at par on the auction date. For those that reset frequently, the share price is not expected to fluctuate from par, however the reset rate will reflect factors such as market conditions, demand and supply for a particular credit confidence in the issuer.

          - credit quality--most corporate APS carry an investment grade credit rating from both Moody's and S&P, municipal APS typically carry the highest credit rating from both Moody's and S&P (Aaa/AAA). This is primarily because the issuers of municipal APS are required under the 1940 Act to maintain at least 300% asset coverage for senior securities.

          - 70% dividend reduction--For corporate APS, qualified corporate buyers (except Subchapter S corporations) may deduct 70% of dividends received from federal income taxation under current regulations. However, in order to qualify for this deduction, the securities must be held a minimum of 46 days.

          Key Considerations and Risks: In addition to reinvestment risk, if interest rates trend lower, some specific risks with regard to APS include:

          - failed auction--Such a breakdown of the auction process is unlikely; however, in the event that the process fails, the rate is reset at the maximum applicable rate, which is usually described in the prospectuses and is typically influenced by the issuer's credit rating. In a failed auction, current shareholders are generally unable to sell some, or all, of the shares when the auction is completed. Typically, the liquidity for APS that have experienced a failed auction becomes very limited. If a failed auction were to occur, the shareholder may hold his or her shares until the next auction. Should there not be subsequent auctions that 'unfail' the process, the shareholder may: 1) hold the APS in anticipation of a refinancing by the issuer that would cause the APS to be called, or 2) hold securities either indefinitely or in anticipation of the development of a secondary market.

          - early call risk--Although unlikely, the preferred shares are redeemable at any time, at the issuers option, at par plus accrued dividends.

          - loss of 70% dividend received deduction (DRD)--If a qualified corporation liquidates a position of APS in the secondary market prior to the 46-day holding period, the eligibility for DRD would be lost.

          Key Considerations and Risks: See Key Considerations and Risks under "Descriptions of Permissible Investments--Common Stock" and "Descriptions of Permissible Investments--Convertible Securities," many of which are applicable to a preferred stock investment.

          PRIVATE PLACEMENT SECURITIES AND OTHER RESTRICTED SECURITIES

          Although many securities are offered publicly, some are offered privately only to certain qualified investors. Private placements may often offer attractive opportunities for investment not otherwise available on the open market. However, the securities so purchased are often "restricted," i.e., they cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.

          Generally speaking, private placements may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.

          Private placements may be considered illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that has been determined to be liquid under procedures approved by the Board). Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions.

          Key Considerations and Risks: Private placements are generally subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund's net asset value due to the absence of a trading market.

          Unlike public offerings, restricted securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

          REITS AND MASTER LIMITED PARTNERSHIPS

          A real estate investment trust, or REIT, is a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls. An equity REIT holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties, and with capital gains from any sales of properties. A mortgage REIT specializes in lending money to developers of properties, and passes any interest income it may earn to its shareholders.

          Partnership units of real estate and other types of companies are sometimes organized as master limited partnerships in which ownership interests are publicly traded. Master limited partnerships often own several properties or businesses (or directly own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a master limited partnership is operated under the supervision of one or more managing general partners. Limited partners (like a Fund that invests in a master limited partnership) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement.

          Key Considerations and Risks: REITs may be affected by changes in the value of the underlying property owned or financed by the REIT. Mortgage REITs also may be affected by the quality of credit extended. Both equity and mortgage REITs are dependent upon management skills and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for preferential treatment under the Code.

          The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer's management skills. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Mortgage REITs are subject to the risk that mortgagors may not meet their payment obligations. Each investment also has its unique interest rate and payment priority characteristics. In addition, REITs are subject to unique tax requirements which, if not met, could adversely affect dividend payments. Also, in the event of a default of an underlying borrower or lessee, a REIT could experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

          The risks of investing in a master limited partnership are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be less protections afforded investors in a master limited partnership than investors in a corporation. Additional risks involved with investing in a master limited partnership are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

          REPURCHASE AGREEMENTS


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
          A repurchase agreement is a money market instrument that is a contract under which a Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). Repurchase agreements may be viewed, in effect, as loans made by a Fund which are collateralized by the securities subject to repurchase. Typically, the Funds will enter into repurchase agreements only with commercial banks and registered broker/dealers and only with respect to the highest quality securities, such as U.S. Government obligations. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest. See "Descriptions of Permissible Investments--Money Market Instruments."

          Key Considerations and Risks: Repurchase Agreements are generally subject to counterparty risk, which is the risk that the counterparty to the agreement could default on the agreement. If a seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement, including interest. In addition, if the seller becomes involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if, for example, the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller or its assigns.

          Pursuant to an exemptive order issued by the SEC, the Funds may "combine" uninvested cash balances into a joint account, which may be invested in one or more repurchase agreements.

          REVERSE REPURCHASE AGREEMENTS

          A reverse repurchase agreement is a contract under which a Fund sells a security for cash for a relatively short period (usually not more than one week) subject to the obligation of the Fund to repurchase such security at a fixed time and price (representing the seller's cost plus interest). Reverse repurchase agreements may be viewed as borrowings made by a Fund.

          Key Considerations and Risks: Reverse repurchase agreements involve the risk that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds' use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds' obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. Under the requirements of the 1940 Act, the Funds are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.

          SECURITIES LENDING

          For various reasons, including to enhance a Fund's return, a Fund may lend its portfolio securities to broker/dealers and other institutional investors. Loans are typically made pursuant to agreements that require the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Such loans may not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceeds one-third of the value of the Fund's total assets. A Fund will continue to receive interest on the loaned securities while simultaneously earning interest on the investment of the collateral. However, a Fund will normally pay lending fees to such broker/dealers and related expenses from the interest earned on invested collateral.

          Key Considerations and Risks: Securities lending transactions are generally subject to counterparty risk, which is the risk that the counterparty to the transaction could default. In other words, the risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, loans are made only to borrowers deemed to be of good standing and when, in the Adviser's judgment, the income to be earned from the loan justifies the attendant risks.

          SHORT SALES

          Selling a security short is the sale of a security or commodity futures contract not owned by the seller. The technique is used to take advantage of an anticipated decline in the price or to protect a profit in a long-term position. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. Until the Fund closes its short position or replaces the borrowed security, the Fund will cover its position with an offsetting position or maintain a segregated account containing cash or liquid instruments at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short.

          A Fund will sometimes make short sales of securities when the Fund owns an equal amount of such securities as those securities sold short. This is a technique known as selling short "against the box."

          Key Considerations and Risks: The successful use by the Funds of short sales will be subject to the ability of the Adviser to correctly predict movements in the directions of the relevant market. The Funds therefore bear the risk that the Adviser will incorrectly predict future price directions. In addition, if a Fund sells a security short, and that security's price goes up, the Fund will have to make up the margin on its open position (i.e., purchase more securities on the market to cover the position). It may be unable to do so and thus its position may be not be closed out. There can be no assurance that the Fund will not incur significant losses in such a case.

          Selling securities short "against the box" entails many of the same risks and considerations described above. However, when a Fund sells short "against the box" it typically limits the amount of securities that the Fund has leveraged.

          STRIPPED SECURITIES

          Stripped securities are derivatives in which an instrument's coupon (or interest) is separated from its corpus (or principal) and then are re-sold separately, usually as zero-coupon bonds. See generally "Descriptions of Permissible Investments--Derivatives." They are securities where an instrument's coupon (or interest) is separated from its corpus (or principal) and then are re-sold separately, usually as zero-coupon bonds. Because stripped securities are typically products of brokerage houses and the U.S. Government, there are many different types and variations. For example, separately traded interest and principal securities, or STRIPS, can be component parts of a U.S. Treasury security where the principal and interest components are traded independently through the Federal Book-Entry System. Stripped mortgage-backed securities, or SMBS, can also issued by the U.S. Government or an agency. TIGERS are Treasury securities stripped by brokers. See also "Descriptions of Permissible Investments--Zero-Coupon Securities."

          The Adviser will only purchase stripped securities for Money Market Funds where the securities have a remaining maturity of 397 days or less; therefore, the Money Market Funds may only purchase the interest component parts of U.S. Treasury securities.

          Key Considerations and Risks: If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recovered. SMBS issued by the U.S. Government (or a U.S. Government agency or instrumentality) may be considered liquid under guidelines established by a Company's Board if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the Fund's per share net asset value.

          SWAP CONTRACTS

          Swap agreements are derivative instruments. See generally "Descriptions of Permissible Investments--Derivatives." They can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names, including interest rate, index, credit, equity, credit default and currency exchange rate swap agreements. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor. Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease the Fund's exposure to long-term interest rates. Caps and floors have an effect similar to buying or writing options.

          Key Considerations and Risks: Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield. Additionally, whether a Fund's use of swap contracts will be successful in furthering its investment objective will depend on the Adviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses. However, a Fund will closely monitor the credit of a swap contract counterparty in order to minimize this risk. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

          The Adviser does not believe that a Fund's obligations under swap contracts are senior securities and, accordingly, a Fund will not treat them as being subject to its borrowing restrictions.

          U.S. GOVERNMENT OBLIGATIONS

          U.S. Government obligations are money market instruments. They include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and U.S. Government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. An instrumentality of the U.S. Government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and FNMA.

          Because of their relative liquidity and high credit quality, U.S. Government obligations are often purchased by the Money Market Funds, and can in some instances, comprise almost all of their portfolios.

          Key Considerations and Risks: In the case of those U.S. Government obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment.

          VARIABLE- AND FLOATING-RATE INSTRUMENTS


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
          These types of securities have variable- or floating-rates of interest and, under certain limited circumstances, may have varying principal amounts. Unlike a fixed interest rate, a variable or floating interest rate is one that rises and falls based on the movement of an underlying index of interest rates. For example, many credit cards charge variable interest rates, based on a specific spread over the prime rate. Most home equity loans charge variable rates tied to the prime rate.

          Variable- and floating-rate instruments pay interest at rates that are adjusted periodically according to a specified formula; for example, some adjust daily and some adjust every six months. The variable- or floating-rate tends to decrease the security's price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

          Key Considerations and Risks: In order to most effectively use these investments, the Adviser must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the Adviser incorrectly forecasts such movements, a Fund could be adversely affected by the use of variable- or floating-rate obligations.

          WARRANTS AND RIGHTS

          A warrant is a type of security, usually issued together with a bond or preferred stock, that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common stock, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks. A warrant is usually issued as a sweetener, to enhance the marketability of the accompanying fixed-income securities. Warrants are freely transferable and are traded on major exchanges. The prices of warrants do not necessarily correlate with the prices of the underlying securities and are, therefore, generally considered speculative investments.

          Key Considerations and Risks: The purchase of warrants involves the risk that the purchaser could lose the purchase value of the warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration, if any. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

          WHEN-ISSUED PURCHASES, DELAYED DELIVERY AND FORWARD COMMITMENTS

          A Fund may agree to purchase securities on a when-issued or delayed delivery basis or enter into a forward commitment to purchase securities. These types of securities are those where the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. When a Fund engages in these transactions, its Custodian, or the Fund itself, will segregate liquid assets equal to the amount of the commitment.

          A Fund will make commitments to purchase securities on a when-issued or delayed delivery basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a capital gain or loss.

          The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the net asset value of a Fund starting on the date the Fund agrees to purchase the securities. The Fund does not earn dividends on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund's assets. Fluctuations in the value of the underlying securities are not reflected in the Fund's net asset value as long as the commitment remains in effect.

          Risks and Other Considerations: Investment in securities on a when-issued or delayed delivery basis may increase the Fund's exposure to market fluctuation and may increase the possibility that the Fund's shareholders will suffer adverse federal income tax consequences if the Fund must engage in portfolio transactions in order to honor a when-issued or delayed delivery commitment. In a delayed delivery transaction, the Fund relies on the other party to complete the transaction. If the transaction is not completed, the Fund may miss a price or yield considered to be advantageous. The Fund will employ techniques designed to reduce such risks. If the Fund purchases a when-issued security, the Fund's Custodian, or the Fund itself, will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. To the extent that liquid assets are segregated, they will not be available for new investments or to meet redemptions. Securities purchased on a delayed delivery basis may require a similar segregation of liquid assets.

          In delayed delivery transactions, delivery of the securities occurs beyond normal settlement periods, but a Fund would not pay for such securities or start earning interest on them until they are delivered. However, when a Fund purchases securities on such a delayed delivery basis, it immediately assumes the risk of ownership, including the risk of price fluctuation. Failure by a counterparty to deliver a security purchased on a delayed delivery basis may result in a loss or missed opportunity to make an alternative investment. Depending upon market conditions, a Fund's delayed delivery purchase commitments could cause its net asset value to be more volatile, because such securities may increase the amount by which the Fund's total assets, including the value of when-issued and delayed delivery securities held by the Fund, exceed its net assets.

          ZERO-COUPON, PAY-IN-KIND AND STEP-COUPON SECURITIES

          A zero-coupon security is one that makes no periodic interest payments but instead is sold at a deep discount from its face value. There are many different kinds of zero-coupon securities. The most commonly known is the zero-coupon bond, which either may be issued at a deep discount by a corporation or government entity or may be created by a brokerage firm when it strips the coupons off a bond and sells the bond of the note and the coupon separately. This technique is used frequently with U.S. Treasury bonds, and the zero-coupon issue is marketed under such names as CATS (Certificate of Accrual on Treasury Securities), TIGER (Treasury Investor Growth Receipt) or STRIPS (Separate Trading of Registered Interest and Principal of Securities). Zero-coupon bonds are also issued by municipalities. Buying a municipal zero-coupon bond frees its purchaser of the worry about paying federal income tax on imputed interest, since the interest is tax-exempt for federal income tax purposes. Zero-coupon certificates of deposit and zero-coupon mortgages also exist; they work on the same principle as zero-coupon bonds--the CD holder or mortgage holder receives face value at maturity, and no payments until then. See "Descriptions of Permissible Investments--Stripped Securities."

          Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          Step-coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue.

          In general, owners of zero-coupon, step-coupon and pay-in-kind bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of these bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer, and are not required to act in concert with other holders of such bonds.

          Key Considerations and Risks: Generally, the market prices of zero-coupon, step-coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities.

          Because zero-coupon securities bear no interest, they are the most volatile of all fixed-income securities. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more dramatically than bonds paying out interest on a current basis when interest rates rise. However, when interest rates fall, zero-coupon securities rise more rapidly in value than full-coupon bonds, because the bonds have locked in a particular rate of reinvestment that becomes more attractive the further rates fall. The greater the number of years that a zero-coupon security has until maturity, the less an investor has to pay for it, and the more leverage is at work for the investor.

For example, a bond maturing in 5 years may double in value, but one maturing in 25 years may increase in value 10 times, depending on the interest rate of the bond.

          OTHER CONSIDERATIONS

          DISCLOSURE OF FUND INFORMATION

          The Board has adopted policies and procedures with respect to the disclosure of the Funds' portfolio holdings by the Funds, CMA and their affiliates. These policies and procedures are designed to ensure that disclosure of information regarding the Funds' portfolio securities is in the best interest of Fund shareholders and to address conflicts between the interests of a Fund's shareholders, on the one hand, and those of CMA, CMD or any affiliated person of a Fund, on the other. These policies and procedures provide that Fund portfolio holdings information generally may not be disclosed to any party prior to: (1) the business day next following the posting of such information on the Funds' website, if applicable, or (2) the time a Fund discloses the information in a publicly available SEC filing required to include such information. Certain limited exceptions that have been approved consistent with the policies and procedures are described below. The Board will be updated as needed regarding compliance with these policies and procedures. The policies and procedures prohibit CMA and the Funds' other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies and procedures apply to all categories of funds and include variations tailored to the different categories of funds. Under this tailored approach, some of the provisions described here do not apply to Funds covered by this SAI. CMA has also adopted policies and procedures to monitor for compliance with these portfolio holdings disclosure policies and procedures.

          PUBLIC DISCLOSURES

          The Funds' portfolio holdings are currently disclosed to the public through required filings with the SEC and on the Funds' website. This information is available on the Funds' website as described below.

     - For equity, convertible, balanced and asset allocation Funds, a complete list of portfolio holdings as of a month-end is posted approximately 30 calendar days after such month-end.

     - For fixed income Funds, a complete list of portfolio holdings as of a fiscal quarter-end is posted approximately 60 calendar days after such quarter-end.

     - For Money Market Funds, a complete list of portfolio holdings as of a month-end is posted approximately the fifth business day after such month-end.

     Certain Funds shall also disclose their largest holdings, as a percent of the Funds' portfolios, as of month-end on their website generally within 15 days after such month-end; with the equity Funds posting their largest 10-15 holdings, the balanced Funds posting their largest 5 equity holdings, and certain fixed income Funds posting their top 5-15 holdings.

          The scope of the information provided pursuant to the Funds' policies relating to each Fund's portfolio that is made available on the website may change from time to time without prior notice.

          The Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of each Fund's fiscal year). Shareholders may obtain the Funds' Form N-CSR and N-Q filings on the SEC's website at www.sec.gov, a link to which is provided on the Columbia Funds' website. In addition, the Funds' Form N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

With respect to the variable insurance trusts, holdings information is disclosed no earlier than the time such information is filed in a publicly available SEC filing required to include such information. The Funds, CMA and their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisers or other parties, provided that the information is disclosed no earlier than the business day after the date the information is disclosed publicly on the Funds' website or no earlier than the time the Funds file such information in a publicly available SEC filing required to include such information.

          OTHER DISCLOSURES

          The Funds' policies and procedures provide that no disclosures of the Funds' portfolio holdings may be made prior to the holdings information being made public unless (1) the Funds have a legitimate business purpose for making such disclosure, (2) the Funds' chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

          In determining the existence of a legitimate business purpose, the following factors, and any additional relevant factors, are considered: (1) that any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of CMA; (2) any conflicts of interest between the interests of Fund shareholders, on the one hand, and those of CMA, CMD or any affiliated person of a Fund, on the other; and (3) that prior disclosure to a third party, although subject to a confidentiality agreement, would not make lawful conduct that is otherwise unlawful.

          In addition, the Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information in order to assist the Funds with their day-to-day business affairs. In addition to CMA and its affiliates, these service providers include the Funds' sub-advisers, the Funds' independent registered public accounting firm, legal counsel, financial printers, the Funds' proxy solicitor, the Funds' proxy voting service provider, and rating agencies that maintain ratings on certain Columbia Funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. The Funds may also disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

          The Funds currently have ongoing arrangements with certain approved recipients to disclose portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure and is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized by the Funds' chief executive officer. These special arrangements are the following:

                              COMPENSATION/
                              CONSIDERATION                                                   FREQUENCY OF
   IDENTITY OF RECIPIENT         RECEIVED     CONDITIONS/RESTRICTIONS ON USE OF INFORMATION    DISCLOSURE
   ---------------------      -------------   ---------------------------------------------   ------------
Electra Information Systems   None            Use of holdings information for trade           Daily
                                              reconciliation purposes.

Standard & Poor's             None            Vendor uses to maintain ratings for certain     Weekly
                                              Money Market Funds.

InvestorTools, Inc.           None            Access to holdings granted solely for the       Real time
                                              purpose of testing back office conversion of
                                              trading systems.

ING Insurance Company         None            Access to holdings granted for specific Funds   Quarterly
                                              for ING's creation of client/shareholder
                                              materials. ING may not distribute materials
                                              until the holdings information is made
                                              public.

                              COMPENSATION/
                              CONSIDERATION                                                   FREQUENCY OF
IDENTITY OF RECIPIENT            RECEIVED     CONDITIONS/RESTRICTIONS ON USE OF INFORMATION    DISCLOSURE
---------------------         -------------   ---------------------------------------------   ------------
Glass-Lewis                   None            Glass-Lewis receives holdings information in    Daily
                                              connection with testing the firm's proxy
                                              services.

CMS Bondedge                  None            CMS Bondedge is the vendor for an application   Ad-hoc
                                              used by CMA's Fixed Income Portfolio
                                              Management team as an analytical and trading
                                              tool. CMS Bondedge may receive holdings
                                              information to assist in resolving technical
                                              difficulties with the application.

Linedata Services, Inc.       None            Linedata is the software vendor for the         Ad-hoc
                                              LongView Trade Order Management System.
                                              Linedata may receive holdings information to
                                              assist in resolving technical difficulties
                                              with the application.

JP Morgan                     None            JP Morgan provides the High Yield team with     Monthly
                                              peer group analysis reports for purposes of
                                              analyzing the portfolio.

Malaspina Communications      None            Vendor uses to facilitate writing,              Quarterly
                                              publishing, and mailing Fund shareholder
                                              reports and communications including
                                              shareholder letter and management's
                                              discussion of Fund performance.

Data Communique               None            Vendor uses to automate marketing materials.    Quarterly
                                              Vendor receives top holdings information to
                                              populate data in fact sheet templates.

Evare LLP                     None            Evare obtains account information for           Daily
                                              purposes of standardizing and reformatting
                                              data according to CMA's specifications for
                                              use in the reconciliation process.

Factset Data Systems, Inc.    None            FactSet provides quantitative analytics,        Daily
                                              charting and fundamental data to CMA. FactSet
                                              requires holdings information to provide the
                                              analytics.

RR Donnelly/WE Andrews        None            Printers for the Funds' prospectuses,           Monthly
                                              supplements, SAIs, fact sheets, brochures.

Merrill and Bowne             None            Printers for the Funds' prospectuses,           Monthly
                                              supplements, and SAIs.

                              COMPENSATION/
                              CONSIDERATION                                                   FREQUENCY OF
IDENTITY OF RECIPIENT            RECEIVED     CONDITIONS/RESTRICTIONS ON USE OF INFORMATION    DISCLOSURE
---------------------         -------------   ---------------------------------------------   ------------
Merrill Corporation           None            Provides fulfillment of the Funds'              Monthly
                                              prospectuses, supplements, SAIs, and sales
                                              materials.

Citigroup                     None            Citigroup is the software vendor for Yield      Daily
                                              Book, an analytic software program. CMA uses
                                              Yield Book to perform ongoing risk analysis
                                              and management of certain fixed income Funds
                                              and fixed income separately managed accounts.

Mellon Analytical Solutions   None            Provides portfolio characteristics to assist    Monthly
                                              in performance reviews and reporting.

Cogent Consulting             None            Facilitates the evaluation of commission        Daily
                                              rates and provides flexible commission
                                              reporting.

Moody's Investors Services    None            Vendor uses to maintain ratings for certain     Monthly
                                              Money Market Funds.

          TEMPORARY DEFENSIVE PURPOSES

          Each Fund may hold cash or money market instruments. It may invest in these securities without limit, when the Adviser: (i) believes that the market conditions are not favorable for profitable investing, (ii) is unable to locate favorable investment opportunities, or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, or for other reasons.

          When a Fund engages in such strategies, it may not achieve its investment objective.

          PORTFOLIO TURNOVER

          The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." A Fund may engage in frequent and active trading of portfolio securities in order to achieve its investment objective. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may result in adverse tax consequences to a Fund's shareholders. The trading costs associated with portfolio turnover may adversely affect the Fund's performance.

          For each Fund's portfolio turnover rate, see the "Financial Highlights" in the prospectuses for that Fund.

                             MANAGEMENT OF THE TRUST

          CERTAIN INVESTMENT ACTIVITY LIMITS

          The overall investment activities of CMA and its affiliates may limit the investment opportunities for a Fund in certain markets in which limitations are imposed by regulators upon the amount of investment by affiliated investors, in the aggregate or in individual issuers. From time to time, a Fund's activities also may be restricted because of regulatory restrictions applicable to CMA and its affiliates, and/or their internal policies.

          THE TRUSTEES AND OFFICERS

          The Board of the Trust oversees the Funds. All of the Trustees are "independent," meaning that they have no affiliation with Bank of America, N.A., its affiliates, or the Funds, apart from personal investments that most

Trustees have made in certain of the Funds as private individuals. The Trustees are charged with the fiduciary duty of protecting shareholders interests when supervising and overseeing the management and operations of the Trust. The following table provides basic information about the Trustees and the executive officers ("Officers") of the Trust as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Trustee is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111.

                                                                                      NUMBER
                                                                                     OF FUNDS
                                                                                      IN FUND
NAME, YEAR OF BIRTH AND         TERM OF OFFICE AND       PRINCIPAL OCCUPATION(S)      COMPLEX
POSITION HELD WITH THE TRUST  LENGTH OF TIME SERVED    DURING THE PAST FIVE YEARS    OVERSEEN  OTHER DIRECTORSHIPS HELD BY TRUSTEE
----------------------------  ---------------------  ------------------------------  --------  -----------------------------------
                                                             TRUSTEES

Edward J. Boudreau, Jr.       Indefinite term;       Managing Director - E.J.           79     None
(Born 1944)                   Trustee since          Boudreau & Associates
Trustee                       January 2005           (consulting), through current

William P. Carmichael         Indefinite term;       Retired                            79     Director - Cobra Electronics
(Born 1943)                   Trustee since 1999                                               Corporation (electronic equipment
Trustee and Chairman                                                                           manufacturer); Spectrum Brands,
of the Board                                                                                   Inc. (consumer products); Simmons
                                                                                               Company (bedding); and The Finish
                                                                                               Line (sportswear)

William A. Hawkins            Indefinite term;       President, Retail Banking -        79     None
(Born 1942)                   Trustee since          IndyMac Bancorp, Inc., from
Trustee                       January 2005           September 1999 to August 2003;
                                                     Retired

R. Glenn Hilliard             Indefinite term;       Chairman and Chief Executive       79     Director - Conseco, Inc.
(Born 1943)                   Trustee since          Officer - Hilliard Group LLC              (insurance) and Alea Group Holdings
Trustee                       January 2005           (investing and consulting),               (Bermuda), Ltd. (insurance)
                                                     from April 2003 through
                                                     current; Chairman and Chief
                                                     Executive Officer - ING
                                                     Americas, from 1999 to April
                                                     2003; and Non-Executive
                                                     Director & Chairman - Conseco,
                                                     Inc. (insurance), from
                                                     September 2004 through current

Minor M. Shaw                 Indefinite term;       President - Micco Corporation     79     Board Member - Piedmont Natural Gas
(Born 1947)                   Trustee since 2003     and Mickel Investment Group
Trustee

                                                          YEAR FIRST
                                                          ELECTED OR
NAME, YEAR                                                 APPOINTED
OF BIRTH AND ADDRESS         POSITION WITH THE TRUST       TO OFFICE  PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
--------------------         -----------------------      ----------  --------------------------------------------------
                                                        OFFICERS

Christopher L. Wilson    President and Chief Executive       2004     President - Columbia Funds, since October 2004;
(Born 1957)              Officer                                      Managing Director - Columbia Management Advisors,
One Financial Center                                                  LLC, since September 2004; Senior Vice President -
Boston, MA 02110                                                      Columbia Management Distributors, Inc., since
                                                                      January 2005; Director - Columbia Management
                                                                      Services, Inc., since January 2005; Director -
                                                                      Bank of America Global Liquidity Funds, plc and
                                                                      Banc of America Capital Management (Ireland),
                                                                      Limited, since May 2005; Director - FIM Funding,
                                                                      Inc., since January 2005; President and Chief
                                                                      Executive Officer - CDC IXIS AM Services, Inc.
                                                                      (asset management), from September 1998 through
                                                                      August 2004; and a senior officer or director of
                                                                      various other Bank of America-affiliated entities,
                                                                      including other registered and unregistered funds

James R. Bordewick, Jr.  Senior Vice President,              2006     Associate General Counsel, Bank of America, since
(Born 1959)              Secretary and Chief Legal                    April 2005; Senior Vice President and Associate
One Financial Center     Officer                                      General Counsel, MFS Investment Management prior
Boston, MA 02110                                                      to April 2005

J. Kevin Connaughton     President and Chief Executive       2004     Treasurer - Columbia Funds, since October 2003;
(Born 1964)              Officer                                      Treasurer - the Liberty Funds, Stein Roe Funds and
One Financial Center                                                  Liberty All-Star Funds, December 2000 - December
Boston, MA 02110                                                      2006; Vice President - Columbia Management
                                                                      Advisors, Inc., since April 2003; President -
                                                                      Columbia Funds, Liberty Funds and Stein Roe Funds,
                                                                      February 2004 to October 2004; Treasurer - Galaxy
                                                                      Funds, September 2002 to December 2005; Treasurer,
                                                                      December 2002 to December 2004, and President,
                                                                      February 2004 to December 2004 - Columbia
                                                                      Management Multi-Strategy Hedge Fund, LLC; and a
                                                                      senior officer of various other Bank of
                                                                      America-affiliated entities, including other
                                                                      registered and unregistered funds

Linda J. Wondrack        Senior Vice President,              2007     Director of the Adviser and Bank of America
(Born 1964)              Secretary and Chief Legal                    Investment Product Group Compliance since June
100 Federal Street       Officer                                      2005; Director of Corporate Compliance and
Boston, MA 02110                                                      Conflicts Officer, MFS Investment Management from
                                                                      August 2004 to May 2005; Managing Director,
                                                                      Deutsche Asset Management prior to August 2004

Michael G. Clarke        Senior Vice President, Chief        2004     Director of Fund Administration since January
(Born 1969)              Financial Officer and Treasurer              2006; Managing Director of the Adviser from
One Financial Center                                                  September 2004 to December 2005; Vice President of
Boston, MA 02110                                                      Fund Administration from June 2002 to September
                                                                      2004; Vice President of Product Strategy and
                                                                      Development prior to September 2004

Stephen T. Welsh         Senior Vice President and Chief     2004     Vice President - the Fund Companies; President -
(Born 1957)              Compliance Officer                           Columbia Management Services, Inc. since July
One Financial Center                                                  2004; Senior Vice President and Controller -
Boston, MA 02110                                                      Columbia Management Services, Inc. prior to July
                                                                      2004

Barry S. Vallan          Chief Accounting Officer and        2006     Vice President - Fund Treasury of the Adviser
(Born 1969)              Assistant Treasurer                          since October 2004: Vice President - Trustee
One Financial Center                                                  Reporting from April 2002 to October 2004;
Boston, MA 02110                                                      Management Consultant, PwC (independent registered
                                                                      accounting firm) prior to 2002

          BOARD COMMITTEES

          The Trust has an Audit Committee, a Governance Committee and an Investment Committee.

          The function of the Audit Committee is oversight. Management (which generally means the appropriate officers of a Company, and a Fund's investment adviser(s), administrator(s) and other key service providers (other than the independent registered public accounting firm)) is primarily responsible for the preparation of the financial statements of each Fund, and the independent registered public accounting firm is responsible for auditing those financial statements. Management is also responsible for maintaining appropriate systems for accounting and "internal controls over financial reporting" (as such term is defined in Rule 30a-3 under the 1940 Act), and the independent registered public accounting firm is primarily responsible for considering such internal controls over financial reporting in connection with their financial statement audits. While the Audit Committee has the duties and powers set forth in the Audit Committee charter, the Audit Committee is not responsible for planning or conducting a Fund audit or for determining whether a Fund's financial statements are complete and accurate and are in accordance with generally accepted accounting principles.

          The Audit Committee has, among other things, specific power and responsibility to: (i) oversee its Funds' accounting and financial reporting processes and practices, its internal controls over financial reporting and, as appropriate, the internal controls over financial reporting of key service providers; (ii) approve, and recommend to the full Board for its approval in accordance with applicable law, the selection and appointment of an independent auditor for each Fund prior to the engagement of such independent auditor; (iii) pre-approve all audit and non-audit services provided to each Fund by its independent auditor, directly or by establishing pre-approval policies and procedures pursuant to which such services may be rendered, provided however, that the policies and procedures are detailed as to the particular service and the Audit Committee is informed of each service, and such policies do not include the delegation to management of the Audit Committee's responsibilities under the Securities Exchange Act of 1934 or applicable rules or listing requirements; and iv) pre-approve all non-audit services provided by a Fund's independent auditor to the Fund's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund. The members of the Audit Committee are William A. Hawkins, Edward J. Boudreau, Jr. and William P. Carmichael. The Audit Committee members are all not "interested" persons (as defined in the 1940 Act). The Audit Committee met 6 times in 2006.

          The primary responsibilities of the Governance Committee include, as set forth in its charter: (i) nominating Independent Trustees; (ii) addressing matters relating to compensation of Trustees who are not current directors, officers or employees of a Fund's investment adviser or sub-adviser or any control affiliate thereof ("Unaffiliated Trustees"), including deferred compensation and retirement policies; and (iii) evaluating each Board and its committee structure as often as it deems necessary or desirable to determine whether each is functioning effectively. Each Governance Committee shall determine the nature of the evaluation and its role therein in its sole discretion. The members of the Governance Committee are Minor M. Shaw, William
A. Hawkins, R. Glenn Hilliard and William P. Carmichael. The Governance Committee met 3 times in 2006.

          The Governance Committee considers candidates submitted by shareholders. Any recommendation should be submitted to Columbia Funds, c/o Secretary, at the principal address shown on the registration statement. Any submission should include at a minimum the following information as to each individual proposed for election or re-election as Trustee: (i) the name, age, business address, residence address and principal occupation or employment of such individual, (ii) the class, series and number of shares of any Fund that are beneficially owned by such individual, the date such shares were acquired and the investment intent of such acquisition, (iii) whether such stockholder believes such individual would or would not qualify as an Independent Trustee, and information regarding such individual that is sufficient, in the discretion of the Governance Committee, to make such determination, and (iv) all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of Board members in an election contest (even if an election contest is not involved) or is otherwise required, in each case pursuant to Regulation 14A (or any successor provision) under the 1934 Act, and the rules thereunder (including such individual's written consent to being named in the proxy statement as a nominee and to serving as a Trustee (if elected)).

          The primary responsibilities of the Investment Committee are, as set forth in its charter, to assist the Board in carrying out its oversight responsibilities in specific areas of investment management, both by acting as liaison between the full Board and the Adviser on investment matters, and by acting on behalf of the Board, on an interim basis, on investment issues in non-recurring or extraordinary circumstances when it is impractical to convene a meeting of the full Board. In carrying out these general responsibilities, the Investment Committee assists the Board in connection with issues relating to: the investment policies and procedures adopted for the Funds; appropriate performance benchmarks and other comparative issues; portfolio management staffing and other personnel issues of the Adviser; investment related compliance issues; possible exemptive applications or other relief necessary or appropriate with respect to investment matters; and other investment related matters referred from time to time to the Committee by the full Board. The Committee reports its activities to the full Board on a regular basis and is responsible for making such recommendations with respect to the matters described above and other matters as the Committee may deem necessary or appropriate. Each Trustee is a member of the Investment Committee. The Investment Committee met 6 times in 2006.

          BOARD COMPENSATION

          Trustees are compensated for their services to the Columbia Funds Family as follows:

         Compensation Table for the Fiscal Year Ended December 31, 2006

                                              Total Compensation
                              Aggregate        from the Columbia
                             Compensation     Funds Complex Paid
Name of Trustee           from the Trust(1)   to Directors(2)(3)
---------------           -----------------   ------------------
William P. Carmichael         $16,886.44          $153,749.98
Edward J. Boudreau, Jr.       $14,650.35          $133,100.00
William A. Hawkins            $14,888.43          $135,600.00
R. Glenn Hilliard             $13,157.36          $119,999.99
Minor M. Shaw                 $14,362.97          $130,900.00

----------
(1) In addition to their compensation, all Trustees receive reasonable reimbursements for travel and expenses related to their attendance at Board meetings.

(2) Each Trustee receives compensation from four investment companies that are deemed to be part of the Columbia Funds "fund complex," as that term is defined under Item 12 of Form N-1A.

(3) Total compensation amounts include deferred compensation payable to or accrued to the following Trustees: Edward J. Boudreau, Jr. -- $30,555.18; William P. Carmichael - $141,188.78; Minor M. Shaw - $60,109.56; and R. Glenn Hilliard - $110,207.23.

          COLUMBIA FUNDS DEFERRED COMPENSATION PLAN

          Under the terms of the Columbia Funds Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan"), each Trustee may elect, on an annual basis, to defer all or any portion of the annual board fees (including the annual retainer and all attendance fees) payable to the Trustee for that calendar year. An application was submitted to and approved by the SEC to permit deferring Trustees to elect to tie the rate of return on fees deferred pursuant to the Deferred Compensation Plan to one or more of certain investment portfolios of certain Funds. Distributions from the deferring Trustees' deferral accounts will be paid in cash, in generally equal quarterly installments over a period up to ten years beginning on the first day of the first calendar quarter following the later of the quarter in which the Trustee attains age 65 or the quarter in which the Trustee terminates service as Trustee of the Funds. The Board, in its sole discretion, may accelerate or extend such payments after a Trustee's termination of service. If a deferring Trustee dies prior to the commencement of the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a lump sum as soon as practicable after the Trustee's death. If a deferring Trustee dies after the commencement of such distribution, but prior to the complete distribution of his deferral account, the balance of the amounts credited to his deferral account will be distributed to his designated beneficiary over the remaining period during which such amounts were distributable to the Trustee. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way and deferring Trustees have the status of unsecured creditors of the Trust.

          BENEFICIAL EQUITY OWNERSHIP INFORMATION

          As of the date of this SAI, Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust.

          The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee, and the amount of equity securities of all funds in the Columbia Funds fund complex, including in each case fees deferred pursuant to the Deferred Compensation Plan whose rate of return is tied to the return on such equity securities, stated as one of the following ranges: A = $0; B = $1-$10,000; C = $10,001-$50,000; D =
$50,001-$100,000; and E = over $100,000.

                    Beneficial Equity Ownership in Funds and
           Columbia Funds Family Calendar Year Ended December 31, 2006

                                         AGGREGATE DOLLAR
                          DOLLAR RANGE    RANGE OF EQUITY
                            OF EQUITY       SECURITIES
                           SECURITIES       OF COLUMBIA
TRUSTEE                     OF A FUND      FUNDS FAMILY
-------                   ------------   ----------------
William P. Carmichael           A                E
Edward J. Boudreau, Jr.         A                E
William A. Hawkins              A                A
R. Glenn Hilliard               A                E
Minor M. Shaw                   A                E

          CODES OF ETHICS

          The Trust, the Adviser, each Sub-Adviser and CMD have adopted a Code of Ethics which contains policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These Codes of Ethics substantially comply in all material respects with Rule 17j-1 under the 1940 Act, which, among other things, provides that the Board must review each Code of Ethics at least annually.

          The Codes of Ethics, among other things, prohibit each access person from purchasing or selling securities when such person knows or should have known that, at the time of the transaction, the security (i) was being considered for purchase or sale by a Fund, or (ii) was being purchased or sold by a Fund. For purposes of the Codes of Ethics, an access person means (i) a director or officer of the Trust, (ii) any employee of the Trust (or any company in a control relationship with the Trust) who, in the course of his/her regular duties, obtains information about, or makes recommendations with respect to, the purchase or sale of securities by the Trust, and (iii) any natural person in a control relationship with the Trust who obtains information concerning recommendations made to the Trust regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions, including a requirement that they disgorge to the Trust any profits realized on short-term trading (i.e., the purchase/sale or sale/purchase of securities within any 60-day period). The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the Codes of Ethics generally require access persons, other than Independent Trustees, to submit reports to the Trust's designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The Codes of Ethics for the Trust, the Adviser, each Sub-Adviser and CMD are on public file with, and are available from, the SEC.

                      PROXY VOTING POLICIES AND PROCEDURES

          Information regarding how the Funds (except certain Funds that do not invest in voting securities) voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 will be available by August 31 of this year free of charge: (1) by contacting Columbia Funds at (800) 345.6611; (2) by accessing the Columbia Funds' website, www.columbiafunds.com, and following the appropriate hyperlinks; and (3) on the SEC's website at www.sec.gov.

          For a copy of the Adviser's and each Sub-Adviser's proxy voting policies and procedures, which are used to determine how to vote proxies relating to portfolio securities held by the Funds, see "Appendix C" to the SAI.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

          As of April 1, 2007, the name, address and percentage of ownership of each person who may be deemed to be a "control person" (as that term is defined in the 1940 Act) of a Fund, in that it is deemed to beneficially own greater than 25% of the outstanding shares of a Fund by virtue of its fiduciary or trust roles, or otherwise, is listed below.

                                                                                    ACCOUNT        % OF
FUND                                           ACCOUNT REGISTRATION               SHARES OWNED      FUND
----                                 ----------------------------------------   ---------------   ------
MARSICO INTERNATIONAL                AMERICAN EXPRESS - MANAGED ASSETS           9,572,566.7830   47.28%
OPPORTUNITIES FUND VS                TRUST: IDS LIFE INSURANCE COMPANY
                                     222 AXP FINANCIAL CENTER
                                     MINNEAPOLIS MN 55474-0001

MARSICO 21ST CENTURY FUND VS         HARTFORD LIFE INSURANCE COMPANY             1,683,984.5970   72.05%
                                     SEPARATE ACCOUNT TWO
                                     ATTN DAVID TEN BROECK
                                     PO BOX 2999
                                     HARTFORD CT 06104-2999

MID CAP GROWTH FUND VS               HARTFORD LIFE INSURANCE COMPANY             6,174,063.3130   89.19%
                                     SEPARATE ACCOUNT TWO
                                     ATTN DAVID TEN BROECK
                                     PO BOX 2999
                                     HARTFORD CT 06104-299

HIGH YIELD FUND VS                   AMERICAN EXPRESS - MANAGED ASSETS TRUST:   10,392,672.0590   39.80%
                                     IDS LIFE INSURANCE COMPANY
                                     1497 AXP FINANCIAL CTR
                                     MINNEAPOLIS MN 55474-0014

MARSICO FOCUSED EQUITIES FUND VS     HARTFORD LIFE INSURANCE COMPANY             5,378,601.5010   53.98%
                                     SEPARATE ACCOUNT TWO
                                     ATTN DAVID TEN BROECK
                                     P O BOX 2999
                                     HARTFORD CT 06104-2999

MARSICO FOCUSED EQUITIES FUND VS     VARIABLE SEPARATE ACCOUNT OF                3,953,295.8650   39.67%
                                     ANCHOR NATIONAL LIFE INSURANCE CO
                                     PO BOX 54299
                                     LOS ANGELES CA 90054-0299

MARSICO GROWTH FUND VS               AMERICAN EXPRESS - MANAGED ASSETS TRUST:   21,875,521.3090   69.12%
                                     IDS LIFE INSURANCE COMPANY
                                     222 AXP FINANCIAL CENTER
                                     MINNEAPOLIS MN 55474-0001

          As of April 1, 2007, the name, address and percentage of ownership of each person who may be deemed to be a principal holder of a class of a Fund (i.e., owns of record or is known by the Trust to own beneficially 5% or more of any class of a Fund's outstanding shares) is listed below.

                                                                                    ACCOUNT        % OF
FUND/SHARE CLASS                               ACCOUNT REGISTRATION               SHARES OWNED     CLASS
----------------                     ----------------------------------------   ---------------   ------
MARSICO INTERNATIONAL                AMERICAN EXPRESS - MANAGED ASSETS TRUST:    9,572,566.7830    47.28%
OPPORTUNITIES FUND VS -              IDS LIFE INSURANCE COMPANY
Class B Shares                       222 AXP FINANCIAL CENTER
                                     MINNEAPOLIS MN 55474-0001

MARSICO INTERNATIONAL                GE LIFE & ANNUITY                           4,947,689.6220    24.44%
OPPORTUNITIES FUND VS -              ASSURANCE CO
Class B Shares                       6610 W BROAD ST
                                     RICHMOND VA 23230-1702

MARSICO INTERNATIONAL                HARTFORD LIFE INSURANCE COMPANY             3,782,014.6570    18.68%
OPPORTUNITIES FUND VS -              SEPARATE ACCOUNT TWO
Class B Shares                       ATTN DAVID TEN BROECK
                                     P O BOX 2999
                                     HARTFORD CT 06104-2999

MARSICO 21ST CENTURY FUND VS -       HARTFORD LIFE INSURANCE COMPANY             1,683,984.5970    79.74%
Class A Shares                       SEPARATE ACCOUNT TWO
                                     ATTN DAVID TEN BROECK
                                     P O BOX 2999
                                     HARTFORD CT 06104-2999

MARSICO 21ST CENTURY FUND VS -       TRANSAMERICA LIFE INSURANCE CO                227,784.7120    10.79%
Class A Shares                       RIB III
                                     4333 EDGEWOOD RD NE
                                     ATTN FMD ACCOUNTING MS 4410
                                     CEDAR RAPIDS IA 52499-0001

MARSICO 21ST CENTURY FUND VS -       VARIABLE SEPARATE ACCOUNT OF                  165,514.3260     7.84%
Class A Shares                       ANCHOR NATIONAL LIFE INSURANCE CO
                                     PO BOX 54299
                                     LOS ANGELES CA 90054-0299

MARSICO 21ST CENTURY FUND VS -       SUN LIFE FINANCIAL US                         213,767.6200    94.89%
Class B Shares                       SLF MASTERS
                                     1 SUNLIFE EXECUTIVE PK
                                     WELLESLEY HILLS MA 02481

MID CAP GROWTH FUND VS -             HARTFORD LIFE INSURANCE COMPANY             6,174,063.3130    89.21%
Class A Shares                       SEPARATE ACCOUNT TWO
                                     ATTN DAVID TEN BROECK
                                     P O BOX 2999
                                     HARTFORD CT 06104-2999

MID CAP GROWTH FUND VS -             TRANSAMERICA LIFE INSURANCE CO                367,512.2360     5.31%
Class A Shares                       RIB III
                                     4333 EDGEWOOD RD NE
                                     ATTN FMD ACCOUNTING MS 4410
                                     CEDAR RAPIDS IA 52499-0001

MID CAP GROWTH FUND VS -             FIM FUNDING INC                                 1,210.6540   100.00%
Class B Shares                       100 FEDERAL ST
                                     MADE 10021E
                                     BOSTON MA 02110-1802

HIGH YIELD FUND VS -                 HARTFORD LIFE INSURANCE COMPANY             4,420,288.0390    52.46%
Class A Shares                       SEPARATE ACCOUNT TWO
                                     ATTN DAVID TEN BROECK
                                     P O BOX 2999
                                     HARTFORD CT 06104-2999

                                                                                    ACCOUNT        % OF
FUND/SHARE CLASS                               ACCOUNT REGISTRATION               SHARES OWNED    CLASS
----------------                     ----------------------------------------   ---------------   ------
HIGH YIELD FUND VS -                 VARIABLE SEPARATE ACCOUNT OF                2,653,144.0360    31.49%
Class A Shares                       ANCHOR NATIONAL LIFE INSURANCE CO
                                     PO BOX 54299
                                     LOS ANGELES CA 90054-0299

HIGH YIELD FUND VS -                 TRANSAMERICA LIFE INSURANCE CO                609,633.4040     7.24%
Class A Shares                       RIB III
                                     4333 EDGEWOOD RD NE
                                     ATTN FMD ACCOUNTING MS 4410
                                     CEDAR RAPIDS IA 52499-0001

HIGH YIELD FUND VS -                 AMERICAN EXPRESS - MANAGED ASSETS TRUST:   10,392,672.0590    58.77%
Class B Shares                       IDS LIFE INSURANCE COMPANY
                                     1497 AXP FINANCIAL CTR
                                     MINNEAPOLIS MN 55474-0014

HIGH YIELD FUND VS -                 AMERICAN EXPRESS - MANAGED ASSETS TRUST:    5,065,875.9550    28.65%
Class B Shares                       AMERICAN ENTERPRISE LIFE INS
                                     1497 AXP FINANCIAL CENTER
                                     MINNEAPOLIS MN 55474-0014

HIGH YIELD FUND VS -                 SUN LIFE ASSURANCE COMPANY OF CANADA        1,099,502.1800     6.22%
Class B Shares                       (U.S.)
                                     C/O SUN LIFE FINANCIAL
                                     PO BOX 9133
                                     WELLESLEY HILLS MA 02481-9133

MARSICO FOCUSED EQUITIES FUND VS -   HARTFORD LIFE INSURANCE COMPANY             5,378,601.5010    53.98%
Class A Shares                       SEPARATE ACCOUNT TWO
                                     ATTN DAVID TEN BROECK
                                     P O BOX 2999
                                     HARTFORD CT 06104-2999

MARSICO FOCUSED EQUITIES FUND VS -   VARIABLE SEPARATE ACCOUNT OF                3,953,295.8650    39.67%
Class A Shares                       ANCHOR NATIONAL LIFE INSURANCE CO
                                     PO BOX 54299
                                     LOS ANGELES CA 90054-0299

MARSICO FOCUSED EQUITIES FUND VS -   FIM FUNDING INC                                   539.9570   100.00%
Class B Shares                       100 FEDERAL ST
                                     MADE 10021E
                                     BOSTON MA 02110-1802

MARSICO GROWTH FUND VS -             AMERICAN EXPRESS - MANAGED ASSETS TRUST:   21,875,521.3090    69.13%
Class A Shares                       IDS LIFE INSURANCE COMPANY
                                     222 AXP FINANCIAL CENTER
                                     MINNEAPOLIS MN 55474-0001

MARSICO GROWTH FUND VS -             HARTFORD LIFE INSURANCE COMPANY             4,034,205.4300    12.75%
Class A Shares                       SEPARATE ACCOUNT TWO
                                     ATTN DAVID TEN BROECK
                                     P O BOX 2999
                                     HARTFORD CT 06104-2999

MARSICO GROWTH FUND VS -             GE LIFE & ANNUITY ASSURANCE CO              2,990,568.5410     9.45%
Class A Shares                       6610 W BROAD ST
                                     RICHMOND VA 23230-1702

                                                                                    ACCOUNT        % OF
FUND/SHARE CLASS                               ACCOUNT REGISTRATION               SHARES OWNED    CLASS
----------------                     ----------------------------------------   ---------------   ------
MARSICO GROWTH FUND VS -             SUN LIFE FINANCIAL US                           3,285.6720    75.74%
Class B Shares                       SLF MASTERS
                                     1 SUNLIFE EXECUTIVE PK
                                     WELLESLEY HILLS MA 02481

MARSICO GROWTH FUND VS -             FIM FUNDING INC                                   562.4300    12.97%
Class B Shares                       100 FEDERAL ST
                                     MADE 10021E
                                     BOSTON MA 02110-1802

MARSICO GROWTH FUND VS -             SUN LIFE FINANCIAL NY                             489.9110    11.29%
Class B Shares                       LF MASTERS NY
                                     1 SUNLIFE EXECUTIVE PK
                                     WELLESLEY HILLS MA 02481

                     INVESTMENT ADVISORY AND OTHER SERVICES

          INVESTMENT ADVISER AND SUB-ADVISERS

          CMA (formerly known as Banc of America Capital Management, LLC or BACAP) is the investment adviser to the Funds. CMA also serves as the investment adviser to the series of Banc of America Funds Trust, Columbia Funds Series Trust and Columbia Funds Master Investment Trust, open-end registered investment companies that are part of the Columbia Funds Family. CMA is a wholly-owned subsidiary of Columbia Management Group, LLC, which in turn is a wholly-owned subsidiary of Bank of America, which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. The principal office of CMA is at 100 Federal Street, Boston MA 02110.

          Marsico is the investment sub-adviser to Marsico Growth Fund VS, Marsico Focused Equities Fund VS, Marsico 21st Century Fund VS and Marsico International Opportunities Fund VS. Marsico is located at 1200 17th Street, Suite 1600, Denver, CO 80202. Thomas F. Marsico is the founder and Chief Executive Officer of Marsico. Mr. Marsico has over 20 years of experience as a securities analyst and a portfolio manager. Marsico is a wholly-owned subsidiary of Bank of America.

          MacKay Shields is the investment sub-adviser to the High Yield Fund VS. MacKay Shields is located at 9 West 57th Street, New York, NY 10019.

          PORTFOLIO MANAGERS

          Other Accounts Managed by Portfolio Managers

          The following table shows the number and assets of other investment accounts (or portions of investment accounts) that each Fund's portfolio managers managed as of December 31, 2006.

                         OTHER SEC-REGISTERED
                             OPEN-END AND             OTHER POOLED
                           CLOSED-END FUNDS       INVESTMENT VEHICLES         OTHER ACCOUNTS
                        ----------------------  -----------------------  -----------------------
                        Number of               Number of                Number of
  PORTFOLIO MANAGER      accounts     Assets     accounts     Assets      accounts     Assets
  -----------------     ---------  -----------  ---------  ------------  ---------  ------------
Thomas F. Marsico(1)        36     $35 billion      14     $2.3 billion     189     $ 28 billion
Thomas F. Marsico(2)        36     $35 billion      14     $2.3 billion     189     $ 28 billion
Corydon J. Gilchist(3)       3     $ 4 billion       0     $  0               4     $2.5 billion
James G. Gendelman          18     $10 billion       0     $  0              10     $1.2 billion
J. Matthew Philo             3     $ 7 billion       1     $  3 million      42     $8.7 billion
Wayne M. Collette           10     $ 2 billion       1     $  4 million      35     $3.6 million
George J. Myers              7     $ 2 billion       1     $  4 million      29     $2.9 million

----------
(1) "Other SEC-registered open-end and closed-end funds" represents funds other than Columbia Marsico Focused Equities Fund, Variable Series.

(2) "Other SEC-registered open-end and closed-end funds" represents funds other than Columbia Marsico Growth Fund, Variable Series.

(3) "Other SEC-registered open-end and closed-end funds" represents funds other than Columbia Marsico 21st Century Fund, Variable Series.

          Ownership of Securities

          The table below shows the dollar ranges of shares of each Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the portfolio managers listed above at the end of each Fund's most recent fiscal year.

                       Dollar Range of Equity Securities
Portfolio Manager        in the Fund Beneficially Owned
-----------------      ---------------------------------
Thomas F. Marsico                      $0
Corydon J. Gilchrist                   $0
James G. Gendelman                     $0
J. Matthew Philo                       $0
Wayne M. Collette                      $0
George J. Myers                        $0

          Compensation

          CMA

          As of the Funds' most recent fiscal year end, the portfolio managers received all of their compensation from the Adviser and its parent company, Columbia Management Group, in the form of salary, bonus, stock options restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and
(2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the one-, three- and five year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmarks and peer groups noted below, emphasizing each manager's three- and five-year performance. The Adviser may also consider a portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall investment performance.

PORTFOLIO MANAGER           PERFORMANCE BENCHMARK                            PEER GROUP
-----------------      ------------------------------   ---------------------------------------------------
Thomas F. Marsico      S&P 500 Index                    Morningstar Large Growth VIT Category
Corydon J. Gilchrist   Russell 3000 Index               Morningstar Large Growth VIT Category
James G. Gendelman     MSCI EAFE Index                  Morningstar Foreign Large Growth VIT Category
J. Matthew Philo       Credit Suisse High Yield Index   Lipper High Current Yield Variable Underlying Funds
                                                        Classification
Wayne M. Collette      Russell Mid Cap Index,           Morningstar Mid Growth Funds VIT Category
                       Russell Mid Cap Growth Index
George J. Myers        Russell Mid Cap Index,           Morningstar Mid Growth Funds VIT Category
                       Russell Mid Cap Growth Index

          CMA may also consider a portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall investment performance.

          Marsico

          Marsico's portfolio managers are generally subject to the compensation structure applicable to all Marsico employees. As such, the compensation of Mr. Marsico, Mr. Gendelman and Mr. Gilchrist consists of a base salary (reevaluated at least annually), and periodic cash bonuses. Bonuses are typically based on two primary factors: (1) Marsico's overall profitability for the period, and (2) individual achievement and contribution.

          Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the manager provides investment advisory services. Portfolio managers do not receive special consideration based on the performance of particular accounts and do not receive compensation from accounts charging performance-based fees. Exceptional individual efforts are rewarded through salary readjustments and greater participation in the bonus pool. Portfolio manager compensation comes solely from Marsico. In addition to his salary and bonus, Mr. Marsico may participate in other Marsico benefits to the same extent and on the same basis as other Marsico employees.

          Marsico does not tie portfolio manager compensation to specific levels of performance relative to fixed benchmarks. Although performance may be a relevant consideration, to encourage a long-term horizon for managing portfolios, Marisco evaluates a portfolio manager's performance over periods longer than the immediate compensation period, and may consider a variety of measures such as the performance of unaffiliated portfolios with similar strategies and other measurements. Other factors that may be significant in determining portfolio manager compensation include, without limitation, effectiveness of the manager's leadership within Marsico's investment team, contributions to Marsico's overall performance, discrete securities analysis, idea generation, ability to support and train other analysts, and other considerations.

          MacKay Shields

          In an effort to retain key personnel, MacKay Shields has structured compensation plans for portfolio managers and other key personnel that it believes are competitive with other investment management firms.

          The firm establishes salaries at competitive levels, verified through industry surveys, to attract and maintain the best professional talent. In addition, an incentive bonus equal to a significant percentage of the firm's pre-tax profits is paid annually to the firm's employees based upon an individual's performance and the profitability of the firm. The bonus generally represents a sizable amount relative to the base salary, and when considered with the base salary, results in a highly attractive level of total cash compensation for the firm's professional employees. Certain other accounts at MacKay pay the firm a fee based on performance, a portion of which forms a part of the bonus pool for all employees. Every MacKay Shields employee participates in the bonus pool. This approach instills a strong sense of commitment on the part of each employee towards the overall success of the firm. Certain portfolio managers who are responsible for managing certain accounts that pay the firm a fee based on performance share in the fee based on the performance of the account. There is no difference between the method used in determining a portfolio manager's compensation with respect to the Fund and other accounts.

          MacKay Shields offers a Phantom Stock Plan, which enhances the firm's ability to attract, retain, motivate and reward key executives. Awards can be made annually and vesting takes place over a period of several subsequent years. Participation in the Plan by senior professionals is contingent upon the execution of an Executive Employment Agreement.

          Potential Conflicts of Interests

          CMA

          Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which CMA believes are faced by investment professionals at most major financial firms. CMA and the Board have adopted compliance policies and procedures that attempt to address certain of these potential conflicts. The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

          - The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

          - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

          - The trading of other accounts could be used to benefit higher-fee accounts (front- running).

          - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

          Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, CMA's investment professionals do not have the opportunity to invest in client accounts, other than the Funds.

          A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, CMA's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

          "Cross trades," in which one CMA account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. CMA and the Board have adopted compliance procedures that provide that any transactions between the Funds and another CMA-advised account are to be made at an independent current market price, as required by law.

          Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

          A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

          A Fund's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of
1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

          CMA or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the investment manager and its affiliates.

          A Fund's portfolio manager(s) may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. In addition, a Fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at CMA, including each Fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by CMA and the Funds, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds.

          Marsico

          As a general matter, Marsico faces the same need to balance the interests of different clients that any investment adviser with multiple clients might experience. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for different portfolios at different times. As a result, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities subsequently decline.

          The need to balance the interests of multiple clients may also arise when allocating and/or aggregating trades. Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under Marsico's Portfolio Management and Trade Management Policy and Procedures, when trades are aggregated on behalf of more than one account, Marisco seeks to allocate such trades to all participating client accounts in a fair and equitable manner. With respect to initial public offerings and other syndicated or limited offerings, it is Marsico's policy to seek to ensure that over the long term, accounts with the same or similar investment objectives will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged. To deal with these situations, Marsico has adopted policies and procedures for allocating transactions across multiple accounts. Marsico's policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another. Marsico's compliance department monitors transactions made on behalf of multiple clients to seek to ensure adherence to its policies.

          Marsico has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts. In addition, MCM monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of securities, and compliance with its Code of Ethics.

          MacKay Shields

          Mr. Philo is responsible for managing certain institutional accounts and shares a performance fee based on the performance of such account. These accounts are distinguishable from the Fund because they use techniques that are not permitted for the Fund, such as short sales and leveraging.

          To address potential conflicts of interest between the clients and the adviser, MacKay Shields has developed Allocation Procedures, a Code of Ethics and Policy and Procedures for Portfolio Management and Trades in Securities, to assist and guide the portfolio managers and other investment personnel when faced with a conflict. Although MacKay Shields has adopted such policies and procedures to provide for equitable treatment of trading activity and to ensure that investment opportunities are allocated in a manner that is fair and appropriate, it is possible that unforeseen or unusual circumstances may arise that may require different treatment between the Funds and other accounts managed.

          INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

          Pursuant to the terms of the Investment Advisory Agreements, CMA, as investment adviser to the Funds, is responsible for the overall management and supervision of the investment management of each Fund and it selects and manages the investments of any Fund for which no sub-adviser is employed. For those Funds that do have investment sub-advisers, pursuant to the terms of the respective Investment Sub-Advisory Agreements, MacKay Shields and/or Marsico select and manage the respective investments of the Funds for which they serve as sub-adviser. Each Adviser performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Fund. The Investment Advisory Agreements and Investment Sub-Advisory Agreements are sometimes referred to as the "Advisory Agreements."

          The Advisory Agreements generally provide that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of an Adviser's obligations or duties thereunder, or any of its respective officers, directors, employees or agents, the Adviser shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

          Each Advisory Agreement became effective with respect to a Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Advisory Agreement is specifically approved at least annually by the Trust's Board, including its Independent Trustees. The respective Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by CMA on 60 days' written notice.

          The Funds pay CMA an annual fee for its investment advisory services, as set forth in the Investment Advisory Agreements. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. For those Funds that have investment sub-advisers, CMA, in turn, from these fees it receives, pays investment sub-advisers for the services they provide to each Fund based on the percentage of the average daily net assets of each Fund, as set forth in the Investment Sub-Advisory Agreements.

          CMA also may pay amounts from its own assets to CMD or to selling or servicing agents for services they provide.

          EXPENSE LIMITATIONS

          CMA (and/or CMD) has committed to limit certain Fund level expenses to the extent necessary to maintain the expense ratios (through fee waivers or expense reimbursements) reflected in the schedules below.

          EXPENSE COMMITMENTS ESTABLISHED AT OVERALL FUND LEVEL
          PERIOD FROM MAY 1, 2007 TO APRIL 30, 2008

FUND                           FUND LEVEL EXPENSE CAP*
----                           -----------------------
Mid Cap Growth Fund VS                  1.00%
Marsico 21st Century Fund VS            1.10%
High Yield Fund VS                      0.60%

* Waivers of CMA's advisory and/or administration fees and/or other expense reimbursements will result in the listed Fund level expense commitments.

          ADVISORY FEE RATES

          The maximum advisory fee rate payable by a Fund, along with the actual advisory fee rate (after taking into account any waivers) paid by a Fund last fiscal year, are shown in the "Management of the Fund" section of each Fund's prospectuses.

          ADVISORY FEES PAID

          CMA received fees from the Funds for its services as reflected in the following chart, which shows the net advisory fees paid to CMA, the advisory fees waived and expense reimbursements, where applicable, for the fiscal year ended December 31, 2006.

                                                                Amount Waived or Reimbursed
ADVISORY FEES PAID                            Net Amount Paid            by Adviser
------------------                            ---------------   ---------------------------
Marsico 21st Century Fund VS                     $  187,146               $ 88,877
Marsico Focused Equities Fund VS                 $1,490,174               $      0
Marsico Growth Fund VS                           $2,129,765               $      0
Marsico International Opportunities Fund VS      $1,952,953               $      0
Mid Cap Growth Fund VS                           $  421,951               $ 24,035
High Yield Fund VS                               $1,203,238               $476,450

            CMA received fees from the Funds for its services as reflected in the following chart, which shows the net advisory fees paid to CMA, the advisory fees waived and expense reimbursements, where applicable, for the fiscal year ended December 31, 2005.

ADVISORY FEES PAID                            Net Amount Paid   Amount Waived   Reimbursed by Adviser
------------------                            ---------------   -------------   ---------------------
Marsico 21st Century Fund VS                     $  149,613        $70,640                $0
Marsico Focused Equities Fund VS                 $1,439,111        $     0                $0
Marsico Growth Fund VS                           $1,179,993        $     0                $0
Marsico International Opportunities Fund VS      $1,030,703        $     0                $0
Mid Cap Growth Fund VS                           $  392,345        $50,331                $0
High Yield Fund VS                               $  535,192        $     0                $0

            BACAP (now known as CMA) received fees from the Funds for its services as reflected in the following chart, which shows the net advisory fees paid to BACAP (now known as CMA), the advisory fees waived and expense reimbursements, where applicable, for the fiscal year ended December 31, 2004.

ADVISORY FEES PAID                            Net Amount Paid   Amount Waived   Reimbursed by Adviser
------------------                            ---------------   -------------   ---------------------
Marsico 21st Century Fund VS                     $    4,232        $ 92,716               $0
Marsico Focused Equities Fund VS                 $1,284,644        $      0               $0
Marsico Growth Fund VS                           $  951,934        $      0               $0
Marsico International Opportunities Fund VS      $  577,192        $ 54,019               $0
Mid Cap Growth Fund VS                           $  193,762        $111,250               $0
High Yield Fund VS                               $  474,449        $      0               $0

          SUB-ADVISORY FEE RATES

          The maximum advisory fee rate payable by a Fund, along with the actual advisory fee rate (after taking into account any waivers) paid by a Fund last fiscal year, are shown in the Funds' prospectuses. CMA, from the fees that it receives, pays the Funds' investment sub-advisers. The rates at which the various investment sub-advisers are paid are reflected in the related Investment Sub-Advisory Agreements, which have been filed with the SEC on the Form N-1A registration statement for the Trust. An investor may view these filings by going to the SEC's website (www.sec.gov).

          SUB-ADVISORY FEES PAID

          The Funds' investment sub-advisers (or their predecessors) received sub-advisory fees from CMA for their services as reflected in the following chart, which shows the net sub-advisory fees paid to the indicated sub-adviser, the advisory fees waived and expense reimbursements where applicable for the fiscal year ended December 31, 2006. However, sub-advisory fees paid by CMA to affiliated sub-advisers are not required to be shown; accordingly, sub-advisory fees paid to Marsico are not shown separately. Only sub-advisory fees paid to MacKay Shields (for High Yield Fund VS) are shown.

                                              Net Amount Paid   Amount Waived   Reimbursed by Sub-Adviser
                                              ---------------   -------------   -------------------------
High Yield Fund VS                               $834,143             $0                    $0

          The Funds' investment sub-advisers (or their predecessors) received sub-advisory fees from CMA for their services as reflected in the following chart, which shows the net sub-advisory fees paid to the indicated sub-adviser, the advisory fees waived and expense reimbursements where applicable for the fiscal year ended December 31, 2005. However, sub-advisory fees paid by CMA to affiliated sub-advisers are not required to be shown; accordingly, sub-advisory fees paid to Marsico are not shown separately. Only sub-advisory fees paid to MacKay Shields (for High Yield Fund VS) are shown.

                                              Net Amount Paid   Amount Waived   Reimbursed by Sub-Adviser
                                              ---------------   -------------   -------------------------
High Yield Fund VS                               $389,244             $0                    $0

          The Funds' investment sub-advisers (or their predecessors) received sub-advisory fees from BACAP (now known as CMA) for their services as reflected in the following chart, which shows the net sub-advisory fees paid to the indicated sub-adviser, the advisory fees waived and expense reimbursements where applicable for the fiscal year ended December 31, 2004. However, sub-advisory fees paid by BACAP (now known as CMA)to affiliated sub-advisers are not required to be shown; accordingly, sub-advisory fees paid to Marsico are not shown separately. Only sub-advisory fees paid to MacKay Shields (for High Yield Fund
VS) are shown.

                                              Net Amount Paid   Amount Waived   Reimbursed by Sub-Adviser
                                              ---------------   -------------   -------------------------
High Yield Fund VS                               $345,111             $0                    $0

          ADMINISTRATOR

          CMA is the Administrator of the Funds and the other Columbia Funds. Prior to August 30, 2005, BACAP Distributors was the Funds' administrator and BNY was the Funds' sub-administrator. The Administrator serves under an Administration Agreement which provides that the Administrator may receive fees as compensation for its services, which are computed daily and paid monthly, at the annual rates shown in the Funds' prospectuses. Each percentage amount is of the average daily net assets of a Fund. CMA also may pay amounts from its own assets to selling or servicing agents for services they provide.

          Pursuant to the Administration Agreement, CMA has agreed to, among other things, (i) maintain office facilities for the Funds, (ii) furnish statistical and research data, data processing, clerical, and internal executive and administrative services to the Trust, (iii) furnish corporate secretarial services to the Trust, including coordinating the preparation and distribution of materials for Board meetings, (iv) coordinate the provision of legal advice to the Trust with respect to regulatory matters, (v) coordinate the preparation of reports to each Fund's shareholders and the SEC, including annual and semi-annual reports, (vi) coordinate the provision of services to the Trust by the Transfer Agent and the Custodian, and (vii) generally assist in all aspects of the Trust's operations, (viii) compute each Fund's net asset value and net income, (ix) accumulate information required for the Trust's reports to shareholders and the SEC, (x) prepare and file the Trust's federal and state tax returns, (xi) perform monthly compliance testing for the Trust, and (xii) prepare and furnish the Trust monthly broker security transaction summaries and transaction listings and performance information.

          The Administration Agreement may be terminated by a vote of a majority of the Board or by CMA, on 60 days' written notice without penalty. The Administration Agreement is not assignable without the written consent of the other party. Furthermore, the Administration Agreement provides that CMA shall not be liable to the Funds or to their shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty on the part of CMA.

          ADMINISTRATION FEES PAID

          The table set forth below states the net administration fees paid to CMA for the fiscal year ended December 31, 2006.

                                                Net Administration
                                              Fees Paid by the Fund
                                              ---------------------
Marsico 21st Century Fund VS                         $      0
Marsico Focused Equities Fund VS                     $377,405
Marsico Growth Fund VS                               $563,299
Marsico International Opportunities Fund VS          $444,881
Mid Cap Growth Fund VS                               $ 84,013
High Yield Fund VS                                   $415,933

          The table set forth below states the net administration fees paid to CMA from August 22, 2005 through December 31, 2005 and paid to BACAP Distributors from January 1, 2005 through August 22, 2005, for the fiscal year ended December 31, 2005.

                                                Net Administration
                                              Fees Paid by the Fund
                                              ---------------------
Marsico 21st Century Fund VS                         $ 46,546
Marsico Focused Equities Fund VS                     $447,796
Marsico Growth Fund VS                               $367,148
Marsico International Opportunities Fund VS          $283,423
Mid Cap Growth Fund VS                               $138,830
High Yield Fund VS                                   $223,808

          The table set forth below states the net administration fees paid to BACAP Distributors and the sub-administration fees paid to BNY for the fiscal year ended December 31, 2004.

                                              Net Administration Fees Paid to BACAP   Net Sub-Administration Fees
                                                     Distributors by the Fund           Paid to BNY by the Fund
                                              -------------------------------------   ---------------------------
Marsico 21st Century Fund VS                                 $ 21,967                           $ 7,764
Marsico Focused Equities Fund VS                             $299,706                           $94,251
Marsico Growth Fund VS                                       $222,048                           $69,878
Marsico International Opportunities Fund VS                  $126,184                           $47,399
Mid Cap Growth Fund VS                                       $ 82,098                           $25,829
High Yield Fund VS                                           $146,607                           $51,799

          PRICING AND BOOKKEEPING AGENT

          Effective December 15, 2006, the Funds entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with CMA pursuant to which CMA monitors, budgets and approves Fund expenses, provides oversight of the performance by State Street of accounting and financial reporting services, and provides services related to the Sarbanes-Oxley Act of 2002. Under the Services Agreement, the Funds reimburse CMA for out-of-pocket expenses, direct internal costs relating to fund accounting oversight, monitoring, budgeting and approving Fund expenses, and direct internal costs incurred in connection with the Sarbanes-Oxley Act of 2002.

          Effective December 15, 2006, the Funds entered into a Financial Reporting Services Agreement with CMA and State Street (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services, such as the preparation of a Fund's financial information for shareholder reports and SEC filings. Also effective December 15, 2006, the Funds entered into an Accounting Services Agreement with CMA and State Street (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services, including but not limited to, the recording of general ledger entries and the calculation of daily expenses and income. Under the State Street Agreements, each Fund pays State Street annual fees for these services, payable monthly, totaling $26,000.

          Prior to December 15, 2006, the Funds had a Pricing and Bookkeeping Agreement and an amended Administration Agreement with CMA. Under these agreements, the Funds continued to receive substantially the same pricing, bookkeeping and administrative services as they received under the Administration Agreement prior to December 1, 2005.

          PRICING AND BOOKKEEPING AGENCY FEES PAID

          For services provided under the prior Pricing and Bookkeeping Agreement, the Funds paid to CMA, or to such other person(s) as CMA directed, an annual fee, payable monthly, consisting of: (i) a Fund accounting fee of $25,000 plus an additional monthly fee based on a Fund's net asset value (the "Fund Accounting Fee"); and (ii) a financial reporting service of $13,000 (the "Financial Reporting Fee"). Additionally, the Funds bore certain reimbursable costs and expenses as provided in the Pricing and Bookkeeping Agreement and the Administration Agreement. The aggregate Fund Accounting and Fund Reporting Fees could not exceed $140,000 (exclusive of out-of-pocket expenses and charges) for a Fund.

          The table set forth below states the net pricing and bookkeeping fees paid to CMA for the fiscal year ended December 31, 2006.

                                              Net Pricing and Bookkeeping
                                                 Fees Paid by the Fund
                                              ---------------------------
Marsico 21st Century Fund VS                            $ 68,232
Marsico Focused Equities Fund VS                        $ 86,137
Marsico Growth Fund VS                                  $ 99,395
Marsico International Opportunities Fund VS             $ 99.370
Mid Cap Growth Fund VS                                  $ 68,669
High Yield Fund VS                                      $126,922

          The table set forth below states the net pricing and bookkeeping fees paid to CMA from December 1, 2005, the date that CMA was engaged as Pricing and Bookkeeping Agent, through December 31, 2005, for the fiscal year ended December 31, 2005. Prior to December 1, 2005, pricing and bookkeeping agency services were provided by CMA under the Administration Agreement.

                                              Net Pricing and Bookkeeping
                                                 Fees Paid by the Fund
                                              ---------------------------
Marsico 21st Century Fund VS                              $860
Marsico Focused Equities Fund VS                          $ 32
Marsico Growth Fund VS                                    $ 51
Marsico International Opportunities Fund VS               $873
Mid Cap Growth Fund VS                                    $ 48
High Yield Fund VS                                        $476

RULE 12B-1PLAN

          The Funds have adopted a Distribution Plan (the "Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act under which the Funds may pay banks, broker/dealers, Participating Insurance Companies (as described in the Funds' prospectuses) or other financial institutions that have entered into a sales support agreement with the Distributor ("Selling Agents") or a shareholder servicing agreement with the Trust ("Servicing Agents") (together with Selling Agents ("Agents")) for certain expenses that are incurred by the Agents in connection with sales support and shareholder support services that are provided by the Agents. Payments under the Distribution Plan will be calculated daily and paid monthly at a rate not exceeding 0.25% (on an annualized basis) of the average daily net asset value of the Class B Shares beneficially owned through the ownership of Contracts by customers with whom the Agents have a relationship. Under the Distribution Plan, the shareholder services provided by Servicing Agents may include general shareholder liaison services, processing purchases and redemption requests; processing distribution payments; providing sales information periodically to customers, including information showing their Contracts' positions in the Funds; providing sub-accounting; responding to inquiries from customers; arranging for bank wires; and providing such other similar services as may be reasonably requested. Under the Distribution Plan, the Trust may make payments in connection with any activity which is primarily intended to result in the sale of the Class B Shares, including, but not limited to, expenses of organizing and conducting sales seminars, printing of prospectuses and SAI (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature, supplemental payments to the Trust's Distributor and the cost of administering this Distribution Plan, as well as the shareholder servicing activities described above.

          The table set forth below states the net fees paid by the Fund's Class A and Class B shares under the Distribution Plan for indicated activities for the fiscal year ended December 31, 2006. Prior to October 2, 2006, Class A shares were subject to shareholder servicing and distribution fees under a Servicing and Distribution Plan, (adopted by the Board pursuant to Rule 12b-1 under the 1940 Act) (the "Servicing and Distribution Plan") at the annual rate of 0.25% of the Fund's average daily net assets. CMD waived 100% of the shareholder servicing and distribution fees for Class A shares.

                                                            Printing and
                                                             Mailing of
                                                            Prospectuses                                             Interest,
                                                          to Shareholders                                             Carrying
                                                             Other than    Compensation  Compensation  Compensation   or Other
                                                              Current           to        to Broker/     to Sales    Financial
                                             Advertising    Shareholders    Distributor     Dealers      Personnel    Charges
                                             -----------  ---------------  ------------  ------------  ------------  ---------
Marsico 21st Century Fund VS                      $0             $0          $ 45,864         $0            $0           $0
Marsico Focused Equities Fund VS                  $0             $0          $373,588         $0            $0           $0
Marsico Growth Fund VS                            $0             $0          $      0         $0            $0           $0
Marsico International Opportunities Fund VS       $0             $0          $608,334         $0            $0           $0
Mid Cap Growth Fund VS                            $0             $0          $      0         $0            $0           $0
High Yield Fund VS (1)                            $0             $0          $ 72,440         $0            $0           $0

(1) The Advisor contractually agreed to waive the shareholder servicing and distribution fees at an annual rate of 0.19% of the Class B shares through April 30, 2007. Prior to April 30, 2006, Class A shares were subject to shareholder servicing and distribution fees at an annual rate of 0.25% of average daily net assets. CMD waived 100% of the shareholder servicing and distribution fees for Class A shares.



          The table set forth below states the net fees paid by the Fund's Class A shares under the Servicing and Distribution Plan for indicated activities for the fiscal year ended December 31, 2005.

                                                            Printing and
                                                             Mailing of
                                                            Prospectuses                                             Interest,
                                                          to Shareholders                                             Carrying
                                                             Other than    Compensation  Compensation  Compensation   or Other
                                                              Current           to        to Broker/     to Sales    Financial
                                             Advertising    Shareholders    Distributor     Dealers      Personnel    Charges
                                             -----------  ---------------  ------------  ------------  ------------  ---------
Marsico 21st Century Fund VS                      $0             $0          $      0         $0            $0           $0
Marsico Focused Equities Fund VS                  $0             $0          $      0         $0            $0           $0
Marsico Growth Fund VS                            $0             $0          $      0         $0            $0           $0
Marsico International Opportunities Fund VS       $0             $0          $321,801         $0            $0           $0
Mid Cap Growth Fund VS                            $0             $0          $      0         $0            $0           $0
High Yield Fund VS                                $0             $0          $      0         $0            $0           $0

          The table set forth below states the net fees paid by the Fund's Class A shares under the Servicing and Distribution Plan for indicated activities for the fiscal year ended December 31, 2004.

                                                            Printing and
                                                             Mailing of
                                                            Prospectuses                                             Interest,
                                                          to Shareholders                                             Carrying
                                                             Other than    Compensation  Compensation  Compensation   or Other
                                                              Current           to        to Broker/     to Sales    Financial
                                             Advertising    Shareholders    Distributor     Dealers      Personnel    Charges
                                             -----------  ---------------  ------------  ------------  ------------  ---------
Marsico 21st Century Fund VS                      $0             $0          $      0         $0            $0           $0
Marsico Focused Equities Fund VS                  $0             $0          $      0         $0            $0           $0
Marsico Growth Fund VS                            $0             $0          $      0         $0            $0           $0
Marsico International Opportunities Fund VS       $0             $0          $197,254         $0            $0           $0
Mid Cap Growth Fund VS                            $0             $0          $      0         $0            $0           $0
High Yield Fund VS                                $0             $0          $      0         $0            $0           $0

EXPENSES

          The Distributor and Administrator furnish, without additional cost to the Trust, the services of certain officers of the Trust and such other personnel (other than the personnel of an Adviser) as are required for the proper conduct of the Trust's affairs. The Distributor bears the incremental expenses of printing and distributing prospectuses used by the Distributor or furnished by the Distributor to investors in connection with the public offering of the Trust's shares and the costs of any other promotional or sales literature, except that to the extent permitted under the Distribution Plan, sales-related expenses incurred by the Distributor may be reimbursed by the Trust.

          The Trust pays or causes to be paid all other expenses of the Trust, including, without limitation: the fees of the Adviser, the Distributor and the Administrator; the charges and expenses of any registrar, any custodian or depository appointed by the Trust for the safekeeping of the Funds' cash, securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by the Trust; brokerage commissions chargeable to a Fund in connection with securities transactions to which the Trust is a party; all taxes, including securities issuance and transfer taxes; corporate fees payable by a Fund to federal, state or other governmental agencies; all costs and expenses in connection with the registration and maintenance of registration of Fund shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of typesetting prospectuses and statements of additional information of the Trust (including supplements thereto) and periodic reports and of printing and distributing such prospectuses and statements of additional information (including supplements thereto) to Fund shareholders; all expenses of shareholders' and Trustees meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any distribution, whether in shares or cash; charges and expenses of any outside service used for pricing of Fund shares; fees and expenses of legal counsel and of the independent registered public accounting firm in connection with any relating to the Trust; membership dues of industry associations; interest payable on any Fund borrowings; postage and long-distance telephone charges; insurance premiums on property or personnel (including officers and directors) of the Trust which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Trust's operation unless otherwise explicitly assumed by the Adviser or the Administrator.

          Expenses of the Trust which are not attributable to the operations of any class of shares or Fund are pro-rated among all classes of shares or Fund based upon the relative net assets of each class or Fund. Expenses which are not directly attributable to a specific class of shares but are attributable to a specific Fund are pro-rated among all the classes of shares of such Fund based upon the relative net assets of each such class of shares. Expenses which are directly attributable to a class of shares are charged against the income available for distribution as dividends to such class of shares.

          OTHER SERVICE PROVIDERS

          TRANSFER AGENT AND CUSTODIAN

          CMS, P.O. Box 8081, Boston, Massachusetts 02286-8081, acts as Transfer Agent for each Fund's shares. Prior to August 22, 2005, PFPC was the Transfer Agent for the Funds' shares. Under the Transfer Agency Agreement, CMS maintains shareholder account records for the Trust, handles certain communications between shareholders and the Trust, distributes distributions payable by the Trust to shareholders, produces statements with respect to account activity for the Trust and its shareholders for these services, and provides other shareholder servicing functions. CMS receives a monthly fee computed on the basis of the number of shareholder accounts that it maintains for the Trust during the month and is reimbursed for out-of-pocket expenses, and the Trust may pay CMS the fees and expenses it pays to third-party dealer firms that maintain omnibus accounts with the Funds. In addition, CMS may also retain as additional compensation for its services revenues for fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcripts due CMS from shareholders of a Fund, and credits (net of bank charges) earned with respect to balances in accounts CMS maintains in connection with its services to the Funds. CMS retains BFDS/DST, 2 Heritage Drive, North Quincy, MA 02171 as the Funds' sub-transfer agent. BFDS/DST assists CMS in carrying out its duties as Transfer Agent.

          State Street, Two Avenue de Lafayette, LCC/4S, Boston, Massachusetts 02111 acts as the Funds' custodian. Prior to June 13, 2005, BNY was the Funds' Custodian. As Custodian, State Street maintains the Funds' securities, cash and other property, delivers securities against payment upon sale and pays for securities against delivery upon purchase, makes payments on behalf of such Funds for payments of dividends, distributions and redemptions, endorses and collects on behalf of such Funds all checks, and receives all dividends and other distributions made on securities owned by such Funds.

          With respect to foreign custody activities, the SEC has amended Rule 17f-5 under the 1940 Act and adopted Rule 17f-7 to permit the Board to delegate certain foreign custody matters to foreign custody managers and to modify the criteria applied in the selection process. Accordingly, State Street serves as Foreign Custody Manager, pursuant to the Custodian Agreement, under which the Board retains the responsibility for selecting foreign compulsory depositories, although State Street agrees to make certain findings with respect to such depositories and to monitor such depositories.

          INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

          The Funds issue unaudited financial information semi-annually and audited financial statements annually. The annual financial statements for the Funds' fiscal period ended December 31, 2006 have been audited by PricewaterhouseCoopers LLP. The Board has selected PricewaterhouseCoopers LLP as the independent registered public accounting firm to audit the Funds' financial statements and review its tax returns for the fiscal year ended December 31, 2007.

          The Funds' Annual Reports for the fiscal period ended December 31, 2006 are incorporated herein by reference into this SAI.

          COUNSEL

          Morrison & Foerster LLP serves as legal counsel to the Trust. Its address is 2000 Pennsylvania Avenue, N.W., Washington, D.C. 20006.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

          GENERAL BROKERAGE POLICY, BROKERAGE TRANSACTIONS AND BROKER SELECTION

          Subject to policies established by the Board, the Adviser (which in this context also refers to the investment sub-adviser(s) who make the day-to-day decisions for a Fund) is responsible for decisions to buy and sell securities for each Fund, for the selection of broker/dealers, for the execution of a Fund's securities transactions, and for the allocation of brokerage in connection with such transactions. The Adviser's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge negotiated commissions for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

          In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

          In placing orders for portfolio securities of a Fund, the Adviser gives primary consideration to obtaining the most favorable price and efficient execution. This means that the Adviser will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker/dealer, the reputation, reliability, experience and financial condition of the broker/dealer, the value and quality of the services rendered by the broker/dealer in this instant and other transactions, and the reasonableness of the spread or commission, if any. Research services received from broker/dealers supplement the Adviser's own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Fund management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Adviser and to the Board with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services may also include the provision of equipment used to communicate research information, the arranging of meetings with management of companies and the provision of access to consultants who supply research information.

          The outside research is useful to the Adviser since, in certain instances, the broker/dealers utilized by the Adviser may follow a different universe of securities issuers and other matters than the Adviser's staff can follow. In addition, this research provides the Adviser with a different perspective on financial markets, even if the securities research obtained relates to issues followed by the Adviser. Research services which are provided to the Adviser by broker/dealers are available for the benefit of all accounts managed or advised by the Adviser. In some cases, the research services are available only from the broker/dealer providing such services. In other cases, the research services may be obtainable from alternative sources. The Adviser is of the opinion that because the broker/dealer research supplements rather than replaces its research, the receipt of such research does not tend to decrease its expenses, but tends to improve the quality of its investment advice. However, to the extent that the Adviser would have purchased any such research services had such services not been provided by broker/dealers, the expenses of such services to the Adviser could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the Adviser with clients other than the Funds. Similarly, any research services received by the Adviser through the placement of transactions of other clients may be of value to the Adviser in fulfilling its obligations to the Funds. The Adviser is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Adviser's investment advice. The advisory fees paid by the Funds are not reduced because the Adviser receives such services.

          Under Section 28(e) of the 1934 Act, the Adviser shall not be "deemed to have acted unlawfully or to have breached its fiduciary duty" solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Adviser must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided...viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker/dealer provide an adviser with lawful and appropriate assistance in the performance of its investment decision making responsibilities." Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser's clients, including the Funds.

          Commission rates are established pursuant to negotiations with the broker/dealers based on the quality and quantity of execution services provided by the broker/dealer in light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker/dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions which are generally fixed. Transactions in both foreign and domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Adviser, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances in which better prices and execution are available elsewhere.

          In certain instances there may be securities which are suitable for more than one Fund as well as for one or more of the other clients of the Adviser. Investment decisions for each Fund and for the Adviser's other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Fund is concerned.

          The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in the Fund's interests.

          The Funds will not execute portfolio transactions through, or purchase or sell portfolio securities from or to the Distributor, the Adviser, the Administrator, or their affiliates, acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order. In addition, the Trust will not give preference to Bank of America or any of its affiliates, with respect to such transactions or securities. However, the Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain broker/dealers and financial institutions which are affiliated with Bank of America. To the extent that a Fund executes any securities trades with an affiliate of Bank of America, a Fund does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that each Fund has adopted pursuant to the rule. In this regard, for each transaction, the Board will determine that: (a) the transaction resulted in prices for and execution of securities transactions at least as favorable to the particular Fund as those likely to be derived from a non-affiliated qualified broker/dealer; (b) the affiliated broker/dealer charged the Fund commission rates consistent with those charged by the affiliated broker/dealer in similar transactions to clients comparable to the Fund and that are not affiliated with the broker/dealer in question; and (c) the fees, commissions or other remuneration paid by the Fund did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution.

          Certain affiliates of Bank of America Corporation, such as its subsidiary banks, may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds purchased by certain of the Funds. Bank of America or certain of its affiliates may serves as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of municipal securities. Under certain circumstances, the Funds may purchase securities from a member of an underwriting syndicate in which an affiliate of Bank of America is a member. The Trust has adopted procedures pursuant to Rule 10f-3 under the 1940 Act, and intends to comply with the requirements of Rule 10f-3, in connection with any purchases of securities that may be subject to the Rule.

          Particularly given the breadth of the Adviser's investment management activities, investment decisions for each Fund are not always made independently from those for the other Funds, or other investment companies and accounts advised or managed by the Adviser. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Funds and another investment portfolio, investment company, or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to each Fund and such other investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment portfolios, investment companies, or accounts in executing transactions.

          AGGREGATE BROKERAGE COMMISSIONS

                                                Aggregate Brokerage       Aggregate Brokerage       Aggregate Brokerage
                                              Commissions Paid Fiscal   Commissions Paid Fiscal   Commissions Paid Fiscal
                                              Year Ended December 31,   Year Ended December 31,   Year Ended December 31,
                                                        2006                      2005                      2004
                                              -----------------------   -----------------------   -----------------------
High Yield Fund VS                                    $   2009                  $      0                  $  4,345
Marsico Focused Equities Fund VS                      $205,447                  $215,394                  $389,484
Marsico Growth Fund VS                                $462,178                  $204,656                  $271,734
Marsico International Opportunities Fund VS           $737,996                  $637,640                  $502,949
Marsico 21st Century Fund VS                          $ 89,858                  $ 71,988                  $ 65,974
Mid Cap Growth Fund VS                                $181,668                  $180,956                  $111,112

          BROKERAGE COMMISSIONS PAID TO AFFILIATES

          In certain instances the Funds may pay brokerage commissions to broker/dealers that are affiliates of Bank of America. As indicated above, all such transactions involving the payment of brokerage commissions are done in compliance with Rule 17e-1 under the 1940 Act.

          No Fund paid brokerage commissions to any affiliated broker/dealers for the fiscal year ended December 31, 2006.

          No Fund paid brokerage commissions to any affiliated broker/dealers for the fiscal year ended December 31, 2005.

          No Fund paid brokerage commissions to any affiliated broker/dealers for the fiscal year ended December 31, 2004.

          DIRECTED BROKERAGE

          A Fund or the Adviser, through an agreement or understanding with a broker/dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Fund's brokerage transactions to a broker/dealer because of the research services it provides the Fund or the Adviser.

          During the fiscal year ended December 31, 2006, the Funds directed brokerage transactions in this manner as follows:

FUND                                          AMOUNT OF TRANSACTION(S)   RELATED COMMISSION(S)
----                                          ------------------------   ---------------------
Marsico Growth Fund VS                               $39,284,256                $25,593
Marsico Focused Equities Fund VS                     $31,628,718                $23,377
Mid Cap Growth Fund VS                               $ 6,889,515                $ 7,911
Marsico 21st Century Fund VS                         $ 7,737,653                $ 5,439
Marsico International Opportunities Fund VS          $17,399,186                $16,695
High Yield Fund VS                                   $         0                $     0

          SECURITIES OF REGULAR BROKER/DEALERS

          In certain cases, the Funds as part of their principal investment strategy, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker/dealers that the Adviser uses to transact brokerage for the Columbia Funds Family.

          As of December 31, 2006, the Funds owned securities of its "regular brokers or dealers" or their parents, as defined in Rule 10b-1 of the 1940 Act, as follows:

                                                                                     DOLLAR AMOUNT OF
FUND                                                      BROKER/DEALER               SECURITIES HELD
----                                          ------------------------------------   ----------------
MARSICO GROWTH FUND VS                        Goldman Sachs Group, Inc.                 $25,482,113
                                              Lehman Brothers Holding, Inc.              15,521,038
                                              UBS AG                                     15,228,800
                                              Wells Fargo & Co.                          12,597,201
                                              Citigroup, Inc.                            12,738,646

MARSICO FOCUSED EQUITIES FUND VS              Goldman Sachs Group, Inc.                  12,344,549
                                              Lehman Brothers Holding, Inc.               6,925,729
                                              UBS AG                                      6,182,679
                                              Citigroup, Inc.                             3,811,273
                                              Wells Fargo & Co.                           5,753,501

MID CAP GROWTH FUND VS                        Affiliated Managers Group                     700,166
                                              AMBAC Financial Group Inc.                    692,074

                                                                                     DOLLAR AMOUNT OF
FUND                                                      BROKER/DEALER               SECURITIES HELD
----                                          ------------------------------------   ----------------
                                              T. Rowe Price Group, Inc.                     585,643
                                              Bear Stearns Companies, Inc.                  451,715
                                              Chicago Mercantile Exchange Holdings          392,508
                                              City National Corp.                           378,072
                                              Lazard Ltd.                                   355,050
                                              E*Trade Group Inc.                            238,997
                                              Investment Technology Group                   220,403

MARSICO 21ST CENTURY FUND VS                  UBS AG                                        839,034
                                              Goldman Sachs Group, Inc.                     823,714
                                              Wells Fargo & Co.                             708,889
                                              Jeffries Group Inc.                           418,392
                                              Citigroup, Inc.                               406,443
                                              Evercore Partners Inc.                        100,306

MARSICO INTERNATIONAL OPPORTUNITIES FUND VS   UBS AG                                     11,726,187
                                              Macquarie Bank Limited                     10,334,049
                                              MAN Group                                   9,952,620
                                              AXA                                         8,853,795
                                              Royal Bank of Scotland Group                7,800,102
                                              Mitsui Trust Holdings                       5,358,539
                                              ICICI Bank Ltd.                             5,015,019

HIGH YIELD FUND VS                            LaBranche & Co., Inc.                     $ 2,768,263

          ADDITIONAL FINANCIAL INTERMEDIARY PAYMENTS

          As described above, financial intermediaries may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the Funds. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with CMD or one of its affiliates.

          CMD and its affiliates may pay additional compensation to selected financial intermediaries, including other Bank of America affiliates, under the categories described below. These categories are not mutually exclusive, and a single financial intermediary may receive payments under all categories. These payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a Fund to its customers. The amount of payments made to financial intermediaries may vary. In determining the amount of payments to be made, CMD and its affiliates may consider a number of factors, including, without limitation, asset mix and length or relationship with the financial intermediary, the size of the customer/shareholder base of the financial intermediary, the manner in which customers of the financial intermediary make investments in the Funds, the nature and scope of marketing support or services provided by the financial intermediary (as more fully described below), and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the Funds.

          These additional payments by CMD or its affiliates are made pursuant to agreements between CMD and its affiliates and financial intermediaries and do not change the price paid by investors for the purchase of a share, the amount a Fund will receive as proceeds from such sales, or the distribution (12b-1) fees and expenses paid by the Fund as shown under the heading "Fees and Expenses" in the Fund's prospectuses.

          MARKETING SUPPORT PAYMENTS

          CMD or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services, including, but not limited to, business planning assistance, educating financial intermediary personnel about the Funds and shareholder financial planning needs, placement on the financial intermediary's preferred or recommended fund list or otherwise identifying a Fund as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing, and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by CMD attributable to that financial intermediary, gross sales of the mutual funds distributed by CMD attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment.

          While the financial arrangements may vary for each financial intermediary, the marketing support payments to each financial intermediary are generally expected to be between 0.10% and 0.40% on an annual basis for payments based on average net assets of the Funds attributable to the financial intermediary. CMD or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund. As of the date of this SAI, CMD or its affiliates had agreed to make marketing support payments to the following financial intermediaries or their affiliates:

     -    AIG Advisor Group

     -    Ameriprise Financial Services, Inc.

     -    AXA Equitable Life Insurance Company

     -    Genworth Financial, Inc.

     -    ING Insurance Company of America

     -    Merrill Lynch Life Insurance Company

     -    ML Life Insurance Company of New York

     -    RiverSource Life Insurance Company

     -    RiverSource Life Insurance Co. of New York

     -    Security Benefit Life Insurance Company

     -    Sun Life Assurance Company of Canada

     -    TIAA-CREF Life Insurance Company

     -    Transamerica Financial Life Insurance Company

     CMD or its affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

          OTHER PAYMENTS

          From time to time, CMD, from its own resources, may provide additional compensation to certain financial intermediaries that sell or arrange for the sale of shares of a Fund to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the NASD. Such compensation provided by CMD may include financial assistance to financial intermediaries that enable CMD to participate in and/or present at financial intermediary-sponsored conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, financial intermediary entertainment, and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. CMD makes payments for entertainment events it deems appropriate, subject to CMD's internal guidelines and applicable law. These payments may vary upon the nature of the event.

          Your financial intermediary may charge you fees or commissions in addition to those disclosed in this SAI. You can ask your financial intermediary for information about any payments it receives from CMD and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.

                                  CAPITAL STOCK

          DESCRIPTION OF THE TRUST'S SHARES

          The Trust currently offers two classes of shares. Class A shares are offered by all Funds of the Trust except Marsico International Opportunities Fund, VS. Class B shares are offered by all Funds of the Trust. As of the date of this SAI, the Board has authorized the issuance of these two classes, each representing an unlimited number of beneficial interests. The Board may, in the future, authorize the creation of additional classes of shares.

          The Board may classify or reclassify any unissued shares of the Trust into shares of any class, classes or Fund in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to distributions, qualifications, or terms or conditions of redemption, of such shares and, pursuant to such classification or reclassification to increase or decrease the number of authorized shares of any Fund or class. Any such classification or reclassification will comply with the provisions of the 1940 Act. Fractional shares shall have the same rights as full shares to the extent of their proportionate interest.

          Certain insurance companies (the "Insurance Companies") have voting rights with respect to all Fund shares held in the separate accounts, which are registered as unit investment trusts under the 1940 Act and where the Insurance Companies set aside and invest the assets of certain of its insurance contract. To the extent a matter is to be voted upon by Fund shareholders and to the extent required by federal securities laws or regulations, the Insurance Companies will: (i) notify each annuity contract owner and life insurance holder (each an "Owner" and collectively, the "Owners") of the shareholder meeting if shares held for that Owner's contract may be voted; (ii) send proxy materials and a form of instructions that each Owner can use to tell its Insurance Company how to vote the Fund shares held for such contract; (iii) arrange for the handling and tallying of proxies received from the Owners; (iv) vote all Fund shares attributable to each Owner's contract according to instructions received from such Owner; and (v) vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

          All shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract is a matter to be determined separately by each Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other Funds to approve the proposal as to those Funds. As used in the prospectuses and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the shareholders of more than 50% of the outstanding interests of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of Columbia Funds Variable Insurance Trust I as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the shareholders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares. Shareholders are entitled to one votE for each full share held and fractional votes for fractional shares held.

          The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act. However, the Trust has undertaken to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee, or Trustees, if requested in writing by the shareholders of at least 10% of the Trust's outstanding voting shares, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

          Each share of a Fund represents an equal proportional interest in the Fund with each other share and is entitled to such distributions out of the income earned on the assets belonging to the Fund, as are declared in the discretion of the Board. In the event of the liquidation or dissolution of Columbia Funds Variable Insurance Trust I, shareholders of a Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Board in its sole discretion may determine.


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
          Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

          Net income for distribution purposes consists of (i) interest accrued and original issue discount earned on the Fund's assets, (ii) plus the amortization of market discount and minus the amortization of market premium on such assets, (iii) less accrued expenses directly attributable to the Fund and the general expenses of Columbia Funds prorated to the Fund on the basis of its relative net assets.

          Each Fund's distribution and redemption policies can be found in its prospectuses under the headings "About Your Investment--Information for investors--Buying, selling and transferring shares" and "About Your Investment--Information for investors--Distributions and taxes." However, the Board may suspend the right of shareholders to redeem shares when permitted or required to do so by law, or compel redemptions of shares in certain cases.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

          PURCHASE, REDEMPTION AND EXCHANGE

          An investor may purchase, redeem and exchange shares in the Funds utilizing the methods, and subject to the restrictions, described in the Funds' prospectuses. The following information supplements that which can be found in the Funds' prospectuses.

          Fund shares are made available to serve as the underlying investment vehicles for variable annuity and variable life insurance separate accounts issued by Participating Insurance Companies. Shares of the Funds are sold at net asset value without the imposition of a sales charge. The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Funds based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be effected on that day pursuant to the contracts.

          Although the prospectuses discuss the Funds being made available to serve as the underlying investment vehicles for variable life insurance separate accounts, it is not presently contemplated that the Funds will accept such investments. In addition, in no instance will the Funds be made available to life insurance separate accounts without the Trust having received any necessary SEC consents or approvals. It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts to invest in the Funds simultaneously. Although the Trust and the Funds do not currently foresee any such disadvantages either to variable annuity contract owners or variable life insurance policy owners, the Trust's Board intends to monitor events in order to identify any material conflicts between such contract owners and policy owners and to determine what action, if any, should be taken in response thereto. If the Board were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable life and variable annuity contract holders would not bear any expenses attendant to the establishment of such separate funds.

          Purchases of the Funds may be effected on days on which the NYSE is open for business (a "Business Day"). The Trust and the Distributor reserve the right to reject any purchase order. The issuance of Shares is recorded on the books of the Trust, and share certificates are not issued.

          Effective Time of Purchases

          Purchase orders for Shares in the Funds that are received by the Distributor or by the Transfer Agent before the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value determined on that day but are not executed until 4:00 p.m., Eastern time, on the Business Day on which immediately available funds in payment of the purchase price are received by the Fund's Custodian.

          Purchases and Redemptions

          Redemption proceeds are normally remitted in Federal funds wired to the redeeming Participating Insurance Company within three Business Days following receipt of the order. It is the responsibility of the

Distributor to transmit orders it receives to the Trust. No charge for wiring redemption payments is imposed by the Trust. Redemption orders are effected at the net asset value per share next determined after acceptance of the order by the Transfer Agent.

          The Trust may redeem shares involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

          The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

          OFFERING PRICE AND VALUATION

          The share price of the Funds is based on a Fund's net asset value per share, which is determined as of the close of regular trading on the New York Stock Exchange on each day a Fund is open, unless the Board determines otherwise.

          To provide for an effective and efficient valuation process, as well as specific valuations in extraordinary circumstances, the Board has delegated to a valuation committee (the "Valuation Committee") the day-to-day responsibility for implementing the valuation procedures described herein, including, but not limited to, selection and monitoring of pricing services, regular verification and cross-checking of valuation and quotation data, and determining securities valuations in emergency circumstances. The Valuation Committee also may develop and implement procedures for the ongoing valuation of illiquid or restricted securities. The members of the Valuation Committee shall be individuals approved by the Funds' Board from time to time.

          Domestic exchange traded securities (other than equity securities traded primarily on the NASDAQ Stock Market, Inc. ("NASDAQ") and options) will generally be valued at their last traded sale prices as reported on the principal exchange where those securities are traded. If no sales of those securities are reported on a particular day on the principal exchange, the securities will generally be valued at the mean between the latest bid and asked prices as reported on the principal exchange where those securities are traded.

          Securities traded primarily on NASDAQ will generally be valued at the NASDAQ Official Closing Price ("NOCP") (which is the last trade price at or before 4:00 p.m. (Eastern Time) adjusted up to NASDAQ's best bid price if the last trade price is below such bid price and down to NASDAQ's best ask price if the last trade price is above such ask price). If no NOCP is available, the security will generally be valued at the last sale price shown on NASDAQ prior to the calculation of the NAV of the Fund. If no sale price is shown on NASDAQ, the latest bid price will be used. If no sale price is shown and no latest bid price is available, the price will be deemed "stale" and the value will be determined in accordance with the fair valuation procedures.

          Securities traded on a foreign securities exchange will generally be valued at their last traded sale prices on a primary exchange. In the absence of a reported sale on a particular day, the securities will generally be valued at the mean between the latest bid and asked prices.

          Securities not traded upon any exchange will generally be valued at the mean between the latest bid and asked prices based upon quotes furnished by the appropriate market makers. If quoted prices are unavailable or are believed to be inaccurate, market values will generally be determined based on quotes obtained from one or more broker(s) or dealer(s) or based on a price obtained from a reputable independent pricing service.

          Debt securities will generally be valued by a pricing service which may employ a matrix or other indications of value, including but not limited to broker quotes, to determine valuations for normal institutional size trading units. The matrix can take into account various factors including, without limitation, bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). Debt securities for which a pricing service does not furnish valuations and for which market quotations are readily available will generally be valued based on the mean of the latest bid prices obtained from one or more dealers.

Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost.

          Financial futures will generally be valued at the latest reported sales price. Forward foreign currency contracts will generally be valued using market quotations from a widely used quotation system that reflects the current cost of covering or off-setting the contract. Exchange traded options will generally be valued at the latest reported sales price on their exchange. If there is no reported sale on the valuation date, the options will generally be valued at the mean between the latest bid and asked prices.

          Over-the-counter derivatives will generally be valued at fair value in accordance with the fair valuation procedures.

          Repurchase agreements will generally be valued at a price equal to the amount of the cash invested in the repurchase agreement at the time of valuation. The market value of the securities underlying a repurchase agreement will be determined in accordance with the procedures above, as appropriate, for the purpose of determining the adequacy of collateral.

          Shares of open-end investment companies held in a Fund's portfolio will generally be valued at the latest net asset value reported by the investment company.

          If the Valuation Committee determines that market quotations are not readily available for any reason, including that the latest quotation is deemed unreliable or unreasonable, securities and other assets and liabilities will be valued at "fair value" as determined in good faith by the Board, or the Valuation Committee in accordance with procedures adopted by the Board.

          The Board has determined, and the valuation procedures provide, that in certain circumstances it may be necessary to use an alternative valuation method, such as in-kind redemptions with affiliates where the Department of Labor requires that valuation to be done in accordance with Rule 17a-7 of the 1940 Act.

                          INFORMATION CONCERNING TAXES

          The following information supplements and should be read in conjunction with the section in each prospectus entitled "Taxes." The prospectuses generally describe the federal income tax treatment of the Funds and their shareholders (i.e., the Participating Insurance Companies and their separate accounts). This section of the SAI provides additional information concerning federal income taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters. A shareholder's tax treatment may vary depending upon its particular situation.

          The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to review their prospectuses and/or other materials from Participating Insurance Companies and consult with their own tax advisors and financial planners regarding the federal tax consequences to them of an investment in a Fund, the application of state, local or foreign laws, and the effect of possible changes in applicable tax laws to their investment in a Fund.

          QUALIFICATION AS A REGULATED INVESTMENT COMPANY

          It is intended that each Fund qualify as a "regulated investment company" ("RIC") under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, even though each RIC is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

          In order to qualify as a RIC under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and net income derived from an interest in a qualified publicly traded partnership as defined in the Code. Future Treasury Regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Fund's principal business of investing in stock or securities or options and futures with respect to stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. Government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A) or the securities of two or more issuers the Fund controls and which are engaged in the same, similar or related trades or businesses or the securities of one or more qualified publicly traded partnerships. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

          In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss and at least 90% of its net tax-exempt interest income earned each taxable year. If a Fund meets all of the RIC requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (i.e.,. the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a RIC and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

          If, for any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund's current and accumulated earnings and profits (including any distributions of net tax-exempt income and net long-term capital gains) to its shareholders will be taxable as dividend income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund


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

had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

          EQUALIZATION ACCOUNTING

          Each Fund may use the so-called "equalization method" of accounting to allocate a portion of its "earnings and profits," which generally equals a Fund's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits the Funds to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Funds, and thus the use of this method may be subject to IRS scrutiny.

          EXCISE TAX

          A 4% nondeductible excise tax will be imposed on each Fund's net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute by December 31 of each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its net capital gain income (adjusted for ordinary losses) for the 12 month period ending on October 31of that year, and all of its ordinary income and net capital gain income from previous years that were not distributed during such years. Each Fund intends to distribute substantially all of its net income and gain, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimus by a Fund).

          TAXATION OF FUND INVESTMENTS

          "Passive foreign investment companies" ("PFICs") are generally defined as foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If a Fund acquires any equity interest (which generally includes not only stock but also an option to acquire stock such as is inherent in a convertible bond under proposed Treasury Regulations) in a PFIC, the Fund could be subject to federal income tax and IRS interest charges on "excess distributions" received from the PFIC or on gain from the sale of such equity in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain. A Fund will not be permitted to pass through to its shareholders any credit or deduction for such taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances.

          Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a recent IRS revenue ruling that held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a RIC might be jeopardized. Certain requirements that must be met under the Code in order for each Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in derivatives transactions.

          In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve complex tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts.

Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements. In addition, payments received by the Funds in connection with securities lending and repurchase agreements will not qualify for reductions in individual federal income tax on certain dividends and so may be taxable as ordinary income.

          TAXATION OF A SEPARATE ACCOUNT OF A PARTICIPATING INSURANCE COMPANY

          Under the Code, the investments of a segregated asset account, such as the separate accounts of the Participating Insurance Companies, must be "adequately diversified" in order for the holders of the variable annuity contracts or variable life insurance policies underlying the account to receive the tax-favored tax treatment generally afforded holders of annuities or life insurance policies.

          In general, the investments of a segregated asset account are considered to be "adequately diversified" only if (i) no more than 55% of the value of the total assets of the account is represented by any one investment;
(ii) no more than 70% of the value of the total assets of the account is represented by any two investments; (iii) no more than 80% of the value of the total assets of the account is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the account is represented by any four investments. A segregated asset account is also considered to be "adequately diversified" if it meets the RIC diversification tests described above and no more than 55% of the value of the total assets of the account is attributable to cash, cash items (including receivables), government securities, and securities of other regulated investment companies. In general, all securities of the same issuer are treated as a single investment for such purposes. However, Treasury Regulations provide a "look-through rule" with respect to a segregated asset account's investments in a RIC for purposes of the applicable diversification requirements, provided certain conditions are satisfied by the RIC. In particular, if the beneficial interests in the RIC are held by one or more segregated asset accounts of one or more insurance companies, and if public access to such RIC is available exclusively through the purchase of a variable annuity contract or variable life insurance policy, then a segregated asset account's beneficial interest in the RIC is not treated as a single investment. Instead, a pro rata portion of each asset of the RIC is treated as an asset of the segregated asset account.

          As indicated above, the Trust intends to continue to qualify each Fund as a RIC under the Code. The Trust also intends to cause each Fund to continue to satisfy the relevant conditions at all times to enable the corresponding separate accounts to be "adequately diversified." Accordingly, the Trust intends each separate account of the Participating Insurance Companies will be able to treat its interests in a Fund as ownership of a pro rata portion of each asset of the Fund, so that individual holders of the variable annuity contracts or variable life insurance policies underlying the separate account will qualify for favorable federal income tax treatment under the Code.

          For information concerning the federal income tax consequences for the holders of variable annuity contracts or variable life insurance policies, such holders should consult the prospectuses and other materials used in connection with the issuance of their particular contracts or policies and should consult their own tax advisers.

                      UNDERWRITER COMPENSATION AND PAYMENTS

          CMD is the principal underwriter and Distributor of the Shares of the Funds. Its address is: One Financial Center, Boston, MA 02111-2621. Prior to August 22, 2005, BACAP Distributors served as principal underwriter and distributor for the Funds.

          Pursuant to the Distribution Agreement, the Distributor, as agent, sells shares of the Funds on a continuous basis and transmits purchase and redemption orders that it receives to the Trust or the Transfer Agent. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be reimbursed for all or a portion of such expenses to the extent permitted by a Distribution Plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act.

          The Distribution Agreement became effective with respect to a Fund after approved by its Board, and continues from year to year, provided that such continuation of the Distribution Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by CMA or CMD on 60 days' written notice.

          During each of the fiscal years ended December 31, 2006, December 31, 2005 and December 31, 2004, the Distributor received $0 of underwriting commissions, and therefore did not retain any underwriting commissions.

                                   APPENDIX A

                         DESCRIPTION OF SECURITY RATINGS

          The following summarizes the highest six ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment-grade securities.

               AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

               AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

               A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

               BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

               BB, B - Bonds rated BB and B are regarded, on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

          To provide more detailed indications of credit quality, the AA, A and BBB, BB and B ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

          The following summarizes the highest six ratings used by Moody's for corporate and municipal bonds. The first four denote investment-grade securities.

               Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

               Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

               A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

               Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

               Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

               B - Bond that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

          The following summarizes the highest four ratings used by Fitch Investors Service, Inc. ("Fitch") for bonds, each of which denotes that the securities are investment-grade:

               AAA - Bonds considered to be investment-grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

               AA - Bonds considered to be investment-grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

               A - Bonds considered to be investment-grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

               BBB - Bonds considered to be investment-grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment-grade is higher than for bonds with higher ratings.

          To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

          The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:

          MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

          The following summarizes the two highest ratings used by S&P for short-term municipal notes:

          SP-1 - Indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

          SP-2 - Indicates satisfactory capacity to pay principal and interest.

                                   APPENDIX B

                                    GLOSSARY

Term Used in SAI             Definition
----------------             ----------
1933 Act..................   Securities Act of 1933, as amended
1934 Act..................   Securities Exchange Act of 1934, as amended
1940 Act..................   Investment Company Act of 1940, as amended
Administrator.............   CMA
Adviser...................   CMA, Marsico and/or MacKay Shields, as the context
                             may require
Advisory Agreement(s).....   The respective Investment Advisory Agreement(s) and
                             Investment Sub-Advisory Agreement(s) for the Funds
AMEX......................   American Stock Exchange
BACAP.....................   Banc of America Capital Management, LLC
BACAP Distributors........   BACAP Distributors, LLC
BAFT......................   Banc of America Funds Trust, a registered
                             investment company in the Columbia Funds Family
Bank of America...........   Bank of America, N.A.
BFDS/DST..................   Boston Financial Data Services, Inc./DST Systems,
                             Inc.
BNY.......................   The Bank of New York
Board.....................   The Trust's Board of Trustees
CFST......................   Columbia Funds Series Trust, a registered
                             investment company in the Columbia Funds Family
CFTC......................   Commodities Futures Trading Commission
CMA.......................   Columbia Management Advisors, LLC
                             (formerly known as BACAP)
CMD.......................   Columbia Management Distributors, Inc. (formerly
                             known as BACAP Distributors)
CMIT......................   Columbia Funds Master Investment Trust, a
                             registered investment company in the Columbia Funds
                             Family
CMOs......................   Collateralized mortgage obligations
CMS.......................   Columbia Management Services, Inc.
Code......................   Internal Revenue Code of 1986, as amended
Code of Ethics............   The code(s) of ethics adopted by the Board pursuant
                             to Rule 17j-1 under the 1940 Act
Columbia Funds or Columbia
   Funds Family...........   The fund complex that is comprised of the series
                             advised by CMA and principally underwritten by CMD
Columbia Funds Family.....   The fund complex that is comprised of the
                             Companies, along with the Trust
Companies.................   Two or more of BAFT, CFST, CMIT or the Trust, as
                             the context may required
Company...................   Any one of BAFT, CFST, CMIT or the Trust, as the
                             context may required
Custodian.................   State Street
Custodian Agreement.......   The master custodian agreement between the Trust,
                             BAFT, CFST and CMIT on behalf of their
                             respective series, and State Street and CMD
Distribution Agreement....   The distribution agreement between the Trust and
                             CMD
Distribution Plan.........   The distribution plan adopted by the Board under
                             Rule 12b-1 under the 1940 Act for the distribution
                             of the Funds' shares
Distributor...............   CMD
FDIC......................   Federal Deposit Insurance Corporation
FHLMC.....................   Federal Home Loan Mortgage Corporation

Term Used in SAI             Definition
----------------             ----------
FNMA......................   Federal National Mortgage Association

Fund(s)...................   One (or more) of the open-end registered investment
                             companies that are series of a Company, as the
                             context may require

GNMA......................   Government National Mortgage Association

High Yield Fund VS........   Columbia High Yield Fund, Variable Series
                             (formerly, Nations High Yield Bond Portfolio)

Independent Trustee(s)....   One or more of the Trustees who are not
                             "interested," as such term is defined in the 1940
                             Act

International Stock Fund..   The Fund shown under the heading "International
                             Stock Fund" on the front cover of the SAI

Investment Advisory
   Agreement(s)...........   The investment advisory agreement(s) between the
                             Trust, on behalf of its series, and CMA
Investment Sub-Advisory
   Agreement(s)...........   The investment sub-advisory agreement(s) between
                             the Trust, on behalf of its series, and MacKay
                             Shields or Marsico, as the context may require

IRS.......................   United States Internal Revenue Service

MacKay Shields............   MacKay Shields LLC

Marsico...................   Marsico Capital Management, LLC

Marsico Focused Equities
   Fund VS................   Columbia Marsico Focused Equities Fund, Variable
                             Series (formerly, Nations Marsico Focused Equities
                             Portfolio)

Marsico Growth Fund VS....   Columbia Marsico Growth Fund, Variable Series
                             (formerly, Nations Marsico Growth Portfolio)

Marsico International
   Opportunities Fund
   VS...................     Columbia Marsico International Opportunities Fund,
                             Variable Series (formerly, Nations Marsico
                             International Opportunities Portfolio)

Marsico 21st Century Fund
   VS.....................   Columbia Marsico 21st Century Fund, Variable Series
                             (formerly, Nations Marsico 21st Century Portfolio)

Mid Cap Growth Fund VS....   Columbia Mid Cap Growth Fund, Variable Series
                             (formerly, Columbia Marsico Mid Cap Growth Fund,
                             Variable Series)

Money Market Fund(s)......   One or more of those money market funds that are
                             part of the Columbia Funds Family

Moody's...................   Moody's Investors Service, Inc.

NRSRO.....................   Nationally recognized statistical ratings
                             organization (such as Moody's or S&P)

NYSE......................   New York Stock Exchange

Participating Insurance
   Companies..............   Life insurance companies that issue the variable
                             annuity and variable life insurance
                             separate accounts for which the Funds' serve as
                             underlying investment vehicles

PFPC......................   PFPC, Inc.

REIT......................   Real estate investment trust

S&P.......................   Standard & Poor's Corporation

SAI.......................   This Statement of Additional Information

SEC.......................   United States Securities and Exchange Commission

SMBS......................   Stripped mortgage-backed securities

State Street..............   State Street Bank and Trust Company

Stock Funds...............   One or more of those Funds shown under the heading
                             "Stock Funds" on the front cover of the SAI

Transfer Agent............   CMS

Transfer Agency
   Agreement..............   The transfer agency agreement between the Trust, on
                             behalf of its series, and CMS

Term Used in SAI             Definition
----------------             ----------
The Trust.................   Columbia Funds Variable Insurance Trust I
                             (formerly, Nations Separate Account Trust), the
                             registered investment company in the Columbia Funds
                             Family to which this SAI relates
Trustee(s)................   One or more Trustees of the Trust

                                   APPENDIX C

APPENDIX C - CMA PROXY VOTING POLICY

COLUMBIA MANAGEMENT ADVISORS, LLC ("CMA") - PROXY VOTING POLICY

APPLICABLE REGULATIONS

Rule 206(4)-6 under the Investment Advisers Act of 1940

     *    Form N-PX

     *    ERISA Department of Labor Bulletin 94-2

Institutional Shareholder Services, Inc. (SEC No Action Letter dated September 15, 2004)

EXPLANATION/SUMMARY OF REGULATORY REQUIREMENTS

An investment adviser that exercises voting authority over clients' proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients. An adviser's policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients. An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities. In addition, an investment adviser to ERISA accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

POLICY SUMMARY

COLUMBIA MANAGEMENT ADVISORS, LLC ("CMA") HAS ADOPTED AND IMPLEMENTED THE FOLLOWING POLICY, WHICH IT BELIEVES IS REASONABLY DESIGNED TO: (1) ENSURE THAT PROXIES ARE VOTED IN THE BEST ECONOMIC INTEREST OF CLIENTS; AND (2) ADDRESS MATERIAL CONFLICTS OF INTEREST THAT MAY ARISE. THIS POLICY APPLIES PRIMARILY TO THE GWIM INVESTMENT OPERATIONS GROUP, AS WELL AS TO COMPLIANCE RISK MANAGEMENT ("CRM") AND LEGAL. BUSINESS GROUPS TO WHICH THIS POLICY APPLIES AND CRM MUST ADOPT WRITTEN PROCEDURES TO IMPLEMENT THE POLICY.

POLICY

All proxies regarding client securities for which CMA has authority to vote will, unless CMA determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by CMA to be in the best interest of CMA's clients without regard to any resulting benefit or detriment to CMA or its affiliates. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as CMA determines in its sole and absolute discretion. In the event a client believes that its other interests require a different vote, CMA will vote as the client clearly instructs, provided CMA receives such instructions in time to act accordingly. Information regarding CMA's proxy voting decisions is confidential. Therefore, the information may be shared on a need to know basis only, including within CMA and with CMA affiliates. Advisory clients, including mutual funds' and other funds' boards, may obtain information on how their proxies were voted by CMA. However, CMA will not selectively disclose its investment company clients' proxy voting records to third parties. Rather, the investment company clients' proxy records will be disclosed to shareholders by publicly-available annual filings for 12-month periods ending June 30th.

CMA endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware, subject to the following general exceptions (unless otherwise agreed) when CMA expects to routinely refrain from voting:

     1. Proxies will usually not be voted in cases where the security has been loaned from the Client's account.

     2. Proxies will usually not be voted in cases where international issuers impose share blocking restrictions.

CMA seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to prevent where practicable and manage conflicts of interest (refer to Section III, Conflicts of Interest below). CMA's proxy voting policy and practices are summarized in its Form ADV. Additionally, CMA will provide clients with a copy of its policies, as they may be updated from time to time, upon request.

MEANS OF ACHIEVING COMPLIANCE

I. PROXY COMMITTEE

CMA has established a Proxy Committee whose standing members include senior investment management personnel, who participate as voting authorities on the Committee. Additionally, the Proxy Committee regularly involves other associates (e.g., Legal representative, Compliance Risk Management representative, GWIM Investment Operations representatives) who participate as needed to enable effective execution of the Committee's responsibilities.

The Proxy Committee has established a charter, which sets forth the Committee's purpose, membership and operation. The Proxy Committee's functions include, in part,

          (a) direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the predetermined Voting Guidelines (stated in Appendix A) or on proposals which require special, individual consideration in accordance with
          Section IV.C;

          (b) review at least annually of this Proxy Voting Policy and Voting Guidelines to ensure consistency with internal policies, client disclosures and regulatory requirements;

          (c) review at least annually of existing Voting Guidelines and the need for development of additional Voting Guidelines to assist in the review of proxy proposals;

          (d) ensure that appropriate disclosure of CMA's Proxy Voting Policy is made to its clients, is disclosed in CMA's Form ADV and is made to the Funds' shareholders; and

          (e) oversight of any circumstances where, as described in Section III, CMA may determine it is necessary to delegate proxy voting to an independent third party.

II. CMA'S INVESTMENT ASSOCIATES

Under CMA's Voting Guidelines, certain matters must be determined on a case-by-case basis. In general, the GWIM Investment Operations Group will refer these matters first to the relevant CMA research analyst after first confirming with CRM that the proxy matter does not present a conflict to CMA. If there is not a research analyst assigned to the particular security, the matter will be referred to the appropriate portfolio manager.

In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients' best interest as defined above. Information regarding CMA's proxy voting decisions is confidential information. Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of CMA and within CMA except on a need to know basis only.

Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below (refer to Management of Conflicts of Interest - Additional Procedures). A research analyst or portfolio manager must disclose in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Appendix B - Conflicts of Interest Disclosure and Certification Form). For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation on the Proxy Voting Recommendation Form (see Appendix C) and communicating it to the Proxy Department.

Research analysts and portfolio managers should seek advice from CRM or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.

III. CONFLICTS OF INTEREST

For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by CMA, a CMA affiliate(1), or a CMA associate that creates an incentive (or appearance thereof) to favor the interests of CMA, the affiliate, or associate, rather than the clients' interests. However, a material conflict of interest is not automatically created when there is a relationship or activity engaged in by a CMA affiliate, but there is a possibility that a CMA affiliate could cause a conflict. CMA may have a conflict of interest if either CMA has a significant business relationship with a company that is soliciting a proxy, or if a CMA associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company. A conflict of interest is considered to be "material" to the extent that a reasonable person could expect the conflict to influence CMA's decision on the particular vote at issue. In all cases where there is deemed to be a material conflict of interest, CMA will seek to resolve it in the clients' best interests.

For those proxy proposals that: (1) are not addressed by CMA's proxy guidelines;
(2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) a CMA investment associate believes that an exception to the guidelines may be in the best economic interest of CMA's clients (collectively, "Proxy Referrals"), CMA may vote the proxy, subject to the conflicts of interest procedures set forth below.

In the case of Proxy Referrals, CRM will collect and review any information deemed reasonably appropriate to evaluate if CMA or any person participating in the proxy voting decision-making process has, or has the appearance of, a material conflict of interest. CMA investment personnel involved in the particular Proxy Referral must report any personal conflict of interest circumstances to Columbia Management's Conflicts Officer in writing (see Appendix B). CRM will consider information about CMA's significant business relationships, as well as other relevant information. The information considered by CRM may include information regarding: (1) CMA client and other business relationships; (2) any relevant personal conflicts; and (3) communications between investment professionals and parties outside the CMA investment division regarding the proxy matter. CRM will consult with relevant experts, including legal counsel, as necessary.

If CRM determines that it reasonably believes (1) CMA has a material conflict of interest, or (2) certain individuals should be recused from participating in the proxy vote at issue, CRM will inform the Chair of the Proxy Committee. Where a material conflict of interest is determined to have arisen in the proxy voting process, CMA's policy is to invoke one or more of the following conflict management procedures:

----------
(1) Bank of America Corporation ("BAC"), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.

          - Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be CMA's proxy voting agent);

          - Causing the proxies to be delegated to a qualified, independent third party, which may include CMA's proxy voting agent.

          - In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

CMA considers (1) proxies solicited by open-end and closed-end investment companies for which CMA or an affiliate serves as an investment adviser or principal underwriter; and (2) proxies solicited by Bank of America or other public companies within the BAC organization to present a material conflict of interest for CMA. Consequently, the proxies of such affiliates will be voted following one of the conflict management practices discussed above.

Management of Conflicts of Interest - Additional Procedures

Additionally, by assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee (including the chairperson) and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes to disclose in writing to the Columbia Management Conflicts of Interest Officer (within CRM) any actual or apparent personal material conflicts of interest which he or she may have (e.g., relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA will vote proxies. In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee's determination of whether and/or how to vote in the matter. CMA's investment associates also follow the same disclosure requirements for any actual or apparent personal material conflicts of interest as stated in this section.

In certain circumstances, CMA follows the proxy guidelines and uses other research services provided by the proxy vendor or another independent third party. CMA has undertaken a review of the proxy vendor's conflicts of interest procedures, and will continue to monitor them on an ongoing basis.

BAC as well as CMA have adopted various other policies and procedures that help reinforce this Policy. Please see the associated documents.

Ownership Limits - Delegation of Proxy Voting to an Independent Third Party

From time to time, CMA may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer's voting securities that CMA can hold for clients (collectively, "Ownership Limits").

The regulations or company-specific documents governing a number of these Ownership Limits often focus upon holdings in voting securities. As a result, in limited circumstances in order to comply with such Ownership Limits and/or internal policies designed to comply with such limits, CMA may delegate proxy voting in certain issuers to a qualified, independent third party, who may be the Adviser's proxy voting agent.

IV. PROXY VOTING GUIDELINES

A. CMA'S PROXY VOTING GUIDELINES - GENERAL PRACTICES.

The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy. CMA uses an independent, third-party proxy vendor to implement its proxy voting process as CMA's proxy voting agent. In general, whenever a vote is solicited, the proxy vendor will execute the vote according to CMA's Voting Guidelines.

B. ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED BY VOTING GUIDELINES.

A Portfolio Manager or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines. In this situation, he or she will request that the Proxy Committee consider voting the proxy other than according to such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person will furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's, group's, or entity's relationship, if any, with the parties proposing and/or opposing the matter's adoption using the Proxy Voting Recommendation Form (see Appendix C of this policy). The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.

C. OTHER PROXY PROPOSALS

For the following categories of proposals, either the Proxy Committee will determine how proxies related to all such proposals will be voted, or the proxies will be voted in accordance with the proxy vendor's or a an individual client's guidelines.

          1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

          2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts will be voted according to the Taft Hartley Guidelines developed by the proxy vendor, or as specified by the client.

          3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts will be voted according to the Socially Responsible Guidelines developed by the proxy vendor, or as specified by the client.

          4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. In general, CMA will refrain from voting such securities. However, in the exceptional circumstances that CMA determines that it would be appropriate to vote such proxies, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

          5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified in Section V.A will be voted on the specific instruction of the Proxy Committee.

          6. ACCOUNTS MANAGED BY CMA'S QUANTITATIVE STRATEGIES GROUP. When an issue is held only within an account managed by CMA's Quantitative Strategies Group and not in any other account within CMA, all proposals shall be voted according to the guidelines developed by the proxy vendor or as specified by the client.

          7. EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in Appendix A, proposals relating to compensation of any executive or director will be voted as recommended by the proxy vendor or as otherwise directed by the Proxy Committee.

          8. PREEMPTIVE RIGHTS. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The GWIM Investment Operations Group is primarily responsible for overseeing the day-to-day operations of the proxy voting process. The GWIM Investment Operations Group's monitoring will take into account the following elements: (1) periodic review of the proxy vendor's votes to ensure that the proxy vendor is accurately voting consistent with CMA's Proxy Guidelines; and (2) review of the fund website to ensure that annual reports are posted in a timely and accurate manner. For additional information regarding the proxy voting process, please refer to the GWIM Investment Operations Desktop Procedures.

SUPERVISION

Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy. The Proxy Committee has ultimate responsibility for the implementation of this Policy.

ESCALATION

With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to the Proxy Committee. Issues involving potential or actual conflicts of interest should be promptly communicated to the Compliance Risk Management Conflicts Officer.

MONITORING/OVERSIGHT

The Compliance Assessment Team within Compliance Risk Management and the Corporate Internal Audit Group perform periodic reviews and assessments of various lines of businesses, including a review of Columbia Management's compliance with the Proxy Voting Policy.

RECORDKEEPING

CMA will create and maintain records of each investment company's proxy record for 12-month periods ended June 30th. CMA will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and which the company was entitled to vote:

     -    The name of the issuer of the security;

     - The exchange ticker symbol of the portfolio security (is symbol is available through reasonably practicable means);

     - The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);

     -    The shareholder meeting date;

     -    A brief identification of the matter voted on;

     -    Whether the matter was proposed by the issuer or by a security holder;

     -    Whether the company cast its vote on the matter;

     - How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and

     -    Whether the company cast its vote for or against management.

Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy. The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

These records include:

          -    Proxy Committee Meeting Minutes and Other Materials

          - Analysis and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations

          - Conflicts of Interest Review Documentation, including Conflicts of Interest Forms

          -    Client Communications Regarding Proxy Matters

Records should be retained for a period of not less than five years plus the current year. Records must be retained in an appropriate office of CM for the first two years.

APPENDIX C - CMA PROXY VOTING POLICY - EXHIBIT A

CMA'S VOTING GUIDELINES

A. THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING PROXIES:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

     - Proposals for the election of directors or for an increase or decrease in the number of directors, provided that at least two-thirds of the Board of Directors are, presently or at any time during the previous three-year period, "independent" as defined by applicable regulatory and listing standards.

          However, CMA generally will WITHHOLD votes from pertinent director nominees if:

               (i) the board as proposed to be constituted would have more than one-third of its members from management;

               (ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as "independent," i.e. having no material relationship, directly or indirectly, with the Company, as CMA's proxy voting agent may determine (subject to the Proxy Committee's contrary determination of independence or non-independence);

               (iii) the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);

               (iv) a director serves on more than six public company boards;

               (v) the CEO serves on more than two public company boards other than the company's board.

          On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

     - Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" in accordance with SEC rules.

     - Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

     - Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

               -    Established governance standards and guidelines.

               - Full board composed of not less than three-fourths "independent" directors, as defined by applicable regulatory and listing standards.

               - Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

               - A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

               - Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

               - The pertinent class of the Company's voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

     - Proposals that grant or restore shareholder ability to remove directors with or without cause.

     - Proposals to permit shareholders to elect directors to fill board vacancies.

     - Proposals that encourage directors to own a minimum amount of company stock.

     -    Proposals to provide or to restore shareholder appraisal rights.

     -    Proposals to adopt cumulative voting.

     -    Proposals for the company to adopt confidential voting.

CMA will generally vote FOR shareholder proposals calling for majority voting thresholds for director elections unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and/or provides an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

CMA generally will vote AGAINST:

     - Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

     - Proposals that give management the ability to alter the size of the board without shareholder approval.

     - Proposals that provide directors may be removed only by supermajority vote.

     -    Proposals to eliminate cumulative voting.

     - Proposals which allow more than one vote per share in the election of directors.

     - Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

     - Proposals that mandate a minimum amount of company stock that directors must own.

     -    Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

     - Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

     - Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

CMA will vote on a CASE-BY-CASE basis to indemnify directors and officers, and AGAINST proposals to indemnify external auditors.

CMA will vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 5% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

     - Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

     -    Proposals asking a company to expense stock options.

     -    Proposals to put option repricings to a shareholder vote.

     - Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

     - Proposals for the remuneration of auditors if no more than 25% of the compensation costs comes from non audit activity.

CMA generally will vote AGAINST:

     - Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.

     - Proposals to authorize the replacement or repricing of out-of-the money options.

     - Proposals requesting that plan administrators have advance authority to amend the terms of a plan without detailed disclosure of the specific amendments. When sufficient details are provided on the amendments permitted by the advance authority, CMA will recommend on such proposals on a CASE-BY-CASE basis

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

     - Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization. For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

     - Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

     - Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

     - Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

CMA will evaluate on a CASE-BY-CASE basis proposals regarding:

     - Management proposals that allow listed companies to de-list and terminate the registration of their common stock. CMA will determine whether the transaction enhances shareholder value by giving consideration to:

               - Whether the company has attained benefits from being publicly traded.

               -    Cash-out value

               -    Balanced interests of continuing vs. cashed-out shareholders

               -    Market reaction to public announcement of transaction

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

     - CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

     - CMA generally votes FOR shareholder proposals to eliminate a poison pill.

     - CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

     - CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.

Supermajority vote

     - CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

     - CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

     - Bylaw amendments giving holders of at least 25% of outstanding common stock the ability to call a special meeting of stockholders.

     - Board governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

CMA will review, on a CASE-BY-CASE basis, proposals for Bylaw amendments giving minority shareholders the ability to call a special meeting of stockholders.

CMA generally will vote FOR:

     - Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

     - Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

               -    Credible reason exists to question:

                         - The auditor's independence, as determined by applicable regulatory requirements.

                         - The accuracy or reliability of the auditor's opinion as to the company's financial position.

               - Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.

     - Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

     - Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

     - Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

     - Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

     - Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.

CMA will vote AGAINST:

     - Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

     - Proposals to change the location of the company's state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

     - Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

     - FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

     - FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

     - Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

     - Proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

     - Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

     - Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.

     - Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company's financial position.

     - Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

CMA will evaluate management proposals to approve protective preference shares for Netherlands located company-friendly foundations proposals on a CASE-BY-CASE basis and will only support resolutions if:

     - The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of CMA' categorization rules and the Dutch Corporate Governance Code.

     - No call/put option agreement exists between the company and the foundation.

     - There is a qualifying offer clause or there are annual management and supervisory board elections.

     -    The issuance authority is for a maximum of 18 months.

     -    The board of the company-friendly foundation is independent.

     - The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.

     - There are no priority shares or other egregious protective or entrenchment tools.

     - The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.

     - Art 2:359c Civil Code of the legislative proposal has been implemented.

8. Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

     -    Board structure

     -    Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

     - Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

     - Ignore a shareholder proposal that is approved by a majority of shares outstanding;

     - Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

     -    Are interested directors and sit on the audit or nominating committee;
          or

     - Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

     -    Past performance relative to its peers

     -    Market in which fund invests

     - Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

     - Past shareholder activism, board activity and votes on related proposals

     -    Strategy of the incumbents versus the dissidents

     -    Independence of incumbent directors; director nominees

     -    Experience and skills of director nominees

     -    Governance profile of the company

     -    Evidence of management entrenchment

Converting a Closed-end Fund to an Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Past performance as a closed-end fund

     -    Market in which the fund invests

     -    Measures taken by the board to address the discount

     - Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

     -    Proposed and current fee schedules

     -    Fund category/investment objective

     -    Performance benchmarks

     -    Share price performance as compared with peers

     -    Resulting fees relative to peers

     -    Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

     -    Stated specific financing purpose

     -    Possible dilution for common shares

     -    Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

     -    Potential competitiveness

     -    Regulatory developments

     -    Current and potential returns

     -    Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

     -    Fund's target investments

     -    Reasons given by the fund for the change

     -    Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund's investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective.

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's name, considering the following factors:

     -    Political/economic changes in the target market

     -    Consolidation in the target market

     -    Current asset composition

Change in Fund's Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's subclassification, considering the following factors:

     -    Potential competitiveness

     -    Current and potential returns

     -    Risk of concentration

     -    Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

     -    Strategies employed to salvage the company

     -    Past performance of the fund

     -    Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

     -    The degree of change implied by the proposal

     -    The efficiencies that could result

     -    The state of incorporation; net effect on shareholder rights

     -    Regulatory standards and implications

CMA will vote FOR:

     - Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

     - Proposals enabling the Board to amend, without shareholder approval, the fund's management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

     -    Proposals enabling the Board to:

               - Change, without shareholder approval the domicile of the fund

               - Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

     -    Regulations of both states

     -    Required fundamental policies of both states

     -    The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder
Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Fees charged to comparably sized funds with similar objectives

     -    The proposed distributor's reputation and past performance

     -    The competitiveness of the fund in the industry

     -    Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Resulting fee structure

     -    Performance of both funds

     -    Continuity of management personnel

     -    Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

     -    Performance of the fund's NAV

     -    The fund's history of shareholder relations

     -    The performance of other funds under the adviser's management

APPENDIX C - CMA PROXY VOTING POLICY - EXHIBIT B

CONFLICTS OF INTEREST DISCLOSURE AND CERTIFICATION FORM

Conflict Review Questionnaire for Proxy Voting Working Group Members and Other Individuals Participating in the Proxy Voting Decision-Making Process.

Instructions: Please complete each of the questions. Please provide an explanation for any affirmative responses. Return the completed questionnaire to Columbia Management Conflicts of Interest Officer.

--------------------------------------------------------------------------------

Issuer and Proxy Matter:
                         -------------------------------------------------------

--------------------------------------------------------------------------------

     1. Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any management personnel of the issuer(1)?

          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

     2. Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any person participating, supporting, opposing or otherwise connected with the particular proxy proposal (e.g., principals of the issuer; director nominees of issuer company; shareholder activists)?

          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

     3. Have you discussed this particular proxy proposal with anyone outside of Columbia Management's investment group(2)?

          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

     4. Are you aware of any other potential personal conflicts of interest not described above? Please detail below.

          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

----------
(1) Personal investing in the issuer by you or a member of your immediate family does not require an affirmative response to this item.

(2) Communications with issuer or solicitors in the regular course of business would not have to be disclosed on this form.

Name:
      --------------------------------------------------------------------------


Signed:
        ------------------------------------------------------------------------
Date:
      --------------------------------------------------------------------------

APPENDIX C - CMA'S PROXY VOTING POLICY: CMA PROXY VOTE RECOMMENDATION/PROXY COMMITTEE REQUEST FORM

Name of Investment Associate:
                              --------------------------------------------------
Company Name:
              ------------------------------------------------------------------
Cutoff Date and Meeting Date:
                              --------------------------------------------------
Proxy Agenda Item:
                   -------------------------------------------------------------
Description of Item:
                     -----------------------------------------------------------
(The above information will be pre-populated by the Proxy Department.)

Recommendation (Check One):

[ ]  FOR

[ ]  AGAINST

[ ]  WITHHOLD

[ ]  ABSTAIN

Brief rationale:
                  --------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Please attach any supporting information other than analysis or reports provided by the Proxy Department.


--------------------------------------------------------------------------------
Signed

BY SIGNING, I AM CERTIFYING THAT I EITHER HAVE NO CONFLICTS OF INTEREST-RELATED INFORMATION TO REPORT OR HAVE SENT A COMPLETED "CONFLICTS OF INTEREST DISCLOSURE AND CERTIFICATION FORM" TO COMPLIANCE RISK MANAGEMENT (CONFLICTS OFFICER).

--------------------------------------------------------------------------------
SEND COMPLETED FORMS TO:

GWIM Investment Operations - Proxy Department

APPENDIX C - MARSICO PROXY VOTING POLICY AND PROCEDURES

                         MARSICO CAPITAL MANAGEMENT, LLC
                       PROXY VOTING POLICY AND PROCEDURES

          STATEMENT OF POLICY

          1. It is the policy of Marsico Capital Management, LLC ("MCM") to seek to vote or otherwise process, such as by a decision to abstain from voting or to take no action on, proxies over which it has voting authority in the best interests of MCM's clients, as summarized here.

- MCM's security analysts generally review proxy proposals as part of their monitoring of portfolio companies. Under MCM's investment discipline, one of the qualities that MCM generally seeks in companies selected for client portfolios is good management teams that generally seek to serve shareholder interests. Because MCM believes that the management teams of most companies it invests in generally seek to serve shareholder interests, MCM believes that voting proxy proposals in clients' best economic interests usually means voting with the recommendations of these management teams (including their boards of directors).

- In certain circumstances, MCM's vote-by-vote analysis of proxy proposals could lead it to conclude that particular management recommendations may not appear as closely aligned with shareholder interests as MCM may deem desirable, or could be disregarded in the best interests of shareholders. In those and other circumstances, MCM may, in its sole discretion, vote against a management recommendation based on its analysis if such a vote appears consistent with the best interests of clients.

- MCM may process certain proxies without voting them, such as by making a decision to abstain from voting or take no action on such proxies (or on certain proposals within such proxies). Examples include, without limitation, proxies issued by companies that MCM has decided to sell, proxies issued for securities that MCM did not select for a client portfolio (such as, without limitation, securities that were selected by the client or by a previous adviser, unsupervised securities held in a client's account, money market securities, or other securities selected by clients or their representatives other than MCM), or proxies issued by foreign companies that impose burdensome or unreasonable voting, power of attorney, or holding requirements. MCM also may abstain from voting, or take no action on, proxies in other circumstances, such as when voting may not be in the best interests of clients, as an alternative to voting with (or against) management, or when voting may be unduly burdensome or expensive.

- In circumstances when there may be an apparent material conflict of interest between MCM's interests and clients' interests in how proxies are voted (such as when MCM knows that a proxy issuer is also an MCM client), MCM generally will resolve any appearance concerns by causing those proxies to be "echo voted" or "mirror voted" in the same proportion as other votes, or by voting the proxies as recommended by an independent service provider. In other cases, MCM might use other procedures to resolve an apparent material conflict.

- MCM may use an independent service provider to help vote proxies, keep voting records, and disclose voting information to clients. MCM's Proxy Voting policy and reports describing the voting of a client's proxies are available to the client on request.

- MCM seeks to ensure that, to the extent reasonably feasible, proxies for which MCM receives ballots in good order and receives timely notice will be voted or otherwise processed (such as through a decision to abstain or take no action) as intended under MCM's Proxy Voting policy and procedures. MCM may be unable to vote or otherwise process proxy ballots that are not received or processed in a timely manner due to functional limitations of the proxy voting system, custodial limitations, or other factors beyond MCM's control. Such ballots may include, without limitation, ballots for securities out on loan under securities lending programs initiated by the client or its custodian, ballots not timely forwarded by a custodian, or ballots for which MCM does not receive timely notice from a proxy voting service provider of factors such as the proxy proposal itself or modifications to the required vote cast date.

          DEFINITIONS

          2. By "best interests of MCM's clients," MCM means clients' best economic interests over the long term -- that is, the common interest that all clients share in seeing the value of a common investment increase over time. Clients may have differing political or social interests, but their best economic interests are generally uniform.

          3.a. By "material conflict of interest," MCM means circumstances when MCM itself knowingly does business with a particular proxy issuer, other proponent of a proposal, or a closely affiliated entity, or other circumstances in which MCM may appear to have a significant conflict of interest between its own interests and the interests of clients in how proxies are voted. A material conflict of interest might also exist in unusual circumstances when MCM has actual knowledge of a material business arrangement between a particular proxy issuer, other proponent of a proposal, or a closely affiliated entity and MCM's parent company, Bank of America Corporation ("BAC") or another BAC subsidiary, or when MCM has actual knowledge that MCM or BAC or another BAC subsidiary may have a significant interest in the subject matter or outcome of a proxy vote.

          3.b. A material conflict of interest ordinarily does not exist when BAC or a BAC subsidiary other than MCM does business with a particular proxy issuer or closely affiliated entity, because: (i) MCM is separately managed from BAC and other subsidiaries; (ii) MCM's employees work in a separate location from BAC and other subsidiaries and do not routinely communicate with them;
(iii) MCM generally is not aware of a proxy issuer's (or affiliated entity's) business arrangements with BAC or other subsidiaries, and is not aware of the materiality of such arrangements to BAC or other subsidiaries; and (iv) MCM has no direct interest in any such business arrangements.

          PROCEDURES: MCM INVESTS IN COMPANIES WITH MANAGEMENT TEAMS THAT SEEK SHAREHOLDERS' BEST INTERESTS, AND USUALLY VOTES PROXIES WITH MANAGEMENT RECOMMENDATIONS

          4. MCM's security analysts generally review proxy proposals as part of their monitoring of portfolio companies. Under MCM's investment discipline, one of the qualities that MCM generally seeks in companies selected for client portfolios is good management teams that generally seek to serve shareholder interests. Because MCM believes that the management teams of companies it invests in generally seek to serve shareholder interests, MCM believes that voting proxy proposals in clients' best economic interests usually means voting with the recommendations of these management teams (including their boards of directors). Therefore, when portfolio companies issue proxy proposals, MCM usually votes the proxies with management recommendations, because it believes that recommendations by these companies' managements generally are in shareholders' best interests, and therefore in the best economic interests of MCM's clients.

          5. In certain circumstances, MCM's vote-by-vote analysis of proxy proposals could lead it to conclude that particular management recommendations may not appear as closely aligned with shareholder interests as MCM may deem desirable, or could be disregarded in the best interests of shareholders. For example, in some circumstances, certain proxy proposals or recommendations by management, shareholders, or other proponents -- such as, without limitation, proposals that would effect changes in corporate governance relating to anti-takeover measures, board election requirements, director qualifications, shared board and management responsibilities, capitalization changes, compensation programs, or other matters - could present circumstances in which management recommendations may not appear as closely aligned with shareholder interests as MCM in its sole discretion may deem desirable. In those and other circumstances, MCM may, in its sole discretion, vote against a management recommendation based on MCM's analysis if in MCM's view such a vote appears consistent with the best interests of clients. As further examples, in MCM's sole discretion, it may vote against a management recommendation in order to, without limitation, support a shareholder proposal favoring safeguards against potential overreaching by management or enhancements of shareholder control that MCM believes are reasonable or appropriate, or vote against management in order to oppose management proposals that are not shareholder-friendly in MCM's view.

          6. MCM periodically reassesses its views of the management teams of the companies that it invests in for clients. A decision to vote against a particular management recommendation or to otherwise abstain or take no action on a proxy proposal does not necessarily signal a departure from MCM's general view that a management team is serving the best interests of shareholders. If MCM concludes, in its sole discretion, that a company's management team no longer appears to be serving shareholders' best interests, MCM may take any action it deems appropriate, including, without limitation, awaiting further developments, voting against selected management recommendations, or selling shares of the company.

          PROCEDURES: USE OF AN INDEPENDENT SERVICE PROVIDER

          7. MCM may engage an independent service provider to assist with the administrative and ministerial aspects of proxy voting. The independent service provider may perform functions that include, without limitation, voting proxies for MCM in accordance with MCM's instructions based on MCM's Proxy Voting policy, maintaining records of proxy votes, and assisting in preparing certain reports. To avoid the possibility that MCM's proxy votes could be affected by potential conflicts of interest that may exist between an independent service provider and a proxy issuer, MCM generally does not cause such a service provider to vote proxies for MCM based on the service provider's recommendations (although MCM may do so in certain circumstances discussed in "Alternative Procedures for Potential Material Conflicts of Interest" below).

          PROCEDURES: VOTING/ABSTENTION/NO ACTION/OTHER EXCEPTIONS

          8. MCM seeks to ensure that, to the extent reasonably feasible, proxies for which MCM receives ballots in good order and receives timely notice will be voted or otherwise processed as intended under MCM's Proxy Voting policy and procedures. MCM employs a number of measures, including certain reconciliations and other cross-check procedures, to attempt to verify that proxies are voted or otherwise processed as intended, although such checks may not be feasible or reliable in some cases because of the complexity of the proxy voting process. MCM's ability to vote or otherwise process proxies may be limited by many factors, including MCM's dependence on custodians and independent proxy voting service providers to assist in processing proxies. MCM may be unable to vote or otherwise process proxy ballots that are not received or processed in a timely manner due to functional limitations of the proxy voting system, custodial limitations, or other factors beyond MCM's control. Such ballots may include, without limitation, ballots for securities out on loan under securities lending programs initiated by a client or its custodian, ballots not timely forwarded by a custodian, or ballots for which MCM does not receive timely notice from a proxy voting service provider of factors such as the proxy proposal itself or modifications to the required vote cast date.

          9.a MCM may process some proxies without voting them, such as by making a decision to abstain or take no action on such proxies (or on certain proposals within such proxies). For example, if MCM has decided to sell the shares of a company, MCM generally may abstain from voting proxies or may take no action on proxies issued by the company. If MCM receives proxies relating to securities acquired as a result of an account transition (such as, without limitation, securities delivered into a newly opened MCM account that were selected by the client or by a previous adviser), MCM generally may choose to abstain or take no action on the proxies because the related shares may not be retained in the account for a substantial period of time. MCM also may abstain or take no action on proxies issued for other securities that MCM did not select for a client portfolio (such as, without limitation, unsupervised securities held in a client's account, or money market securities or other securities selected by clients or their representatives other than MCM).

          9.b. MCM may abstain or take no action on proxies (or on certain proposals within such proxies) in other circumstances. MCM may determine, for example, that abstaining or taking no action on proxies is appropriate if voting may be unduly burdensome or expensive, such as when foreign proxy issuers impose burdensome or unreasonable voting, power of attorney, or holding requirements. MCM also may abstain or take no action when voting may not be in the best interests of clients in MCM's view, or as an alternative to voting with (or against) management.

          10. The procedures in this policy generally apply to all proxy voting matters over which MCM has voting authority, including changes in corporate governance structures, the adoption or amendment of compensation plans (including stock options), and matters involving social issues or corporate responsibility.

          ALTERNATIVE PROCEDURES FOR POTENTIAL MATERIAL CONFLICTS OF INTEREST

          11. In certain circumstances, such as when the issuer or other proponent of a proxy proposal is also a client of MCM, an appearance might arise of a potential conflict between MCM's interests and the interests of affected clients in how the proxies of that issuer are voted.

          12. MCM seeks to vote or otherwise process proxies in the best interests of its clients, and believes that any potential conflict of interest would not actually affect MCM's voting of the proxies.

          13. Nevertheless, when MCM is aware that a material conflict of interest (as defined in section 3.a. and 3.b. above) between MCM's interests and clients' interests may appear to exist, MCM generally will, to avoid any appearance concerns, follow an alternative procedure rather than vote or otherwise process ballots in accordance with its own determinations. Such an alternative procedure generally would involve either:

               (i) Directing an independent service provider to cause the proxies of those MCM client accounts that MCM is responsible for processing to be "echo voted" or "mirror voted" in the same proportion as the votes of other proxy holders if the service provider indicates it can do so; or

               (ii) Directing the proxies of those MCM client accounts that MCM is responsible for processing to be voted in accordance with the recommendations of an independent service provider that MCM may use to assist in voting proxies. This procedure will only be used if it can be determined that the independent service provider appears able to make such recommendations and vote in an impartial manner. In making this determination, MCM may (1) require the independent service provider to represent or otherwise demonstrate that the service provider faces no conflict of interest with respect to the vote, or (2) ask the independent service provider to disclose to MCM relevant facts concerning the firm's relationship with the proxy issuer or other persons and certify that the service provider has taken steps to ensure that no actual conflicts exist.

MCM will document the identification of any material conflict of interest and its procedure for resolving the particular conflict.

          14. In unusual cases, MCM may use other alternative procedures to address circumstances when a material conflict of interest may appear to exist, such as, without limitation:

               (i) Notifying affected clients of the conflict of interest (if it is reasonably feasible to do so), and seeking a waiver of the conflict to permit MCM to vote the proxies;

               (ii) Abstaining or taking no action on the proxies; or

               (iii) Forwarding the proxies to clients so that clients may vote the proxies themselves.

          VOTING BY CLIENT INSTEAD OF MCM

          15. An MCM client may vote its own proxies instead of directing MCM to do so. MCM recommends this approach if a client believes that proxies should be voted based on political or social interests or other client-specific considerations.

          16. MCM generally cannot implement client proxy voting guidelines (and may instead encourage the client to vote its own proxies) if the client seeks to impose client-specific voting guidelines that may be inconsistent with MCM's policy or with MCM's vote-by-vote analysis.

          17. MCM generally may abstain or will take no action on proxy votes relating to legal proceedings such as shareholder class actions or bankruptcy proceedings, or may refer such votes to clients

          PERSONS RESPONSIBLE FOR IMPLEMENTING MCM'S POLICY

          18. MCM's Client Services staff has primary responsibility for implementing MCM's Proxy Voting policy and procedures, including ensuring that proxies are timely submitted. MCM also generally uses a service provider to assist in voting proxies, recordkeeping, and other matters.

          19. Members of MCM's Investment staff, such as security analysts generally review proxy proposals as part of their ongoing assessment of companies.

          RECORDKEEPING

          20.a. MCM or a service provider maintains, in accordance with Rule 204-2 under the Investment Advisers Act:

               (i) Copies of all proxy voting policies and procedures;

               (ii) Copies of proxy statements received (unless maintained elsewhere as described below);

               (iii) Records of proxy votes cast on behalf of clients;

               (iv) Documents prepared by MCM that are material to a decision on how to vote or memorializing the basis for a decision;

               (v) Written client requests for proxy voting information, and

               (vi) Written responses by MCM to written or oral client requests.

          20.b. MCM will document instances in which it identifies a material conflict of interest, as well as the procedure utilized for resolving the particular conflict. MCM's Client Services Department also documents certain other non-routine proxy voting issues, including: (1) the basis for any decision in which MCM determines to vote against a management recommendation that does not involve general matters relating to corporate governance issues discussed in section 5 above; and (2) any decision to abstain or take no action on a proxy that is intended by MCM to demonstrate divergence from a management recommendation.

          20.c. MCM will not document other, more routine instances in which it may take certain actions with respect to a particular proxy, including certain situations identified in this Proxy Voting policy and procedures. MCM generally will not document, for example, the basis for routine decisions to vote against general corporate governance issues, or to abstain or take no action on proxies in circumstances when foreign issuers impose burdensome or unreasonable voting, power of attorney, or holding requirements, when MCM has sold or determined to sell a security, when MCM did not select the securities for the client portfolio (such as, without limitation, securities that were selected by the client or by a previous adviser, unsupervised securities held in a client's account, or money market securities or other securities selected by clients or their representatives other than MCM), or in other routine situations identified in section 9 above. MCM also cannot document decisions not to vote or otherwise process proxies that were not received in good order, not received in a timely fashion, or otherwise not processed for reasons beyond MCM's control, such as in certain situations addressed in section 8 above.

          21. MCM will obtain an undertaking from any service provider that the service provider will provide copies of proxy voting records and other documents promptly upon request if MCM relies on the service provider to maintain related records.

          22. MCM or its service provider may rely on the SEC's EDGAR system to keep records of certain proxy statements if the proxy statements are maintained by issuers on that system (as is generally true in the case of larger U.S.-based issuers).

          23. All proxy-related records will be maintained in an easily accessible place for five years (and at an appropriate office of MCM or a service provider for the first two years).

          AVAILABILITY OF POLICY AND PROXY VOTING RECORDS TO CLIENTS

          24. MCM will initially inform clients of this policy and provide information regarding how a client may learn of MCM's voting record for the client's securities through summary disclosure in Part II of MCM's Form ADV. Upon receipt of a client's request for more information, MCM will provide the client with a copy of this Proxy Voting policy. Reports describing how MCM voted proxies for the client during the period since this policy was adopted are also available upon request.

                                      * * *

MCM's Chief Compliance Officer will review this policy at least annually to determine whether it should be amended or updated. Any amendments to this policy require the written approval of the Chief Compliance Officer.


Approved by: Steven Carlson /s/
             ------------------------
Title: Chief Compliance Officer
Effective Date: October 1, 2004


Policy Amended: February 10, 2006


Approved by: Steven Carlson /s/
             ------------------------
Title: Chief Compliance Officer
Effective Date: February 10, 2006


Policy Amended: July 19, 2006


Approved by: Steven Carlson /s/
             ------------------------
Title: Chief Compliance Officer
Effective Date: July 19, 2006

         APPENDIX C - MACKAY SHIELDS PROXY VOTING POLICY AND PROCEDURES

                               MACKAY SHIELDS LLC
                      PROXY VOTING POLICIES AND PROCEDURES

1. INTRODUCTION

MacKay Shields LLC ("MacKay Shields" or the "Firm"), has adopted these "Proxy Voting Policy and Procedures" (the "Policy") to ensure the Firm's compliance with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the "Advisers Act") and other applicable fiduciary obligations. The Policy applies to proxies relating to securities held by clients of MacKay Shields who have delegated the responsibility of voting proxies to the Firm. The Policy is designed to assist Firm employees in meeting their specific responsibilities in this area and to ensure that proxies are voted in the best interests of the Firm's clients.

2. STATEMENT OF POLICY

2.1 It is the policy of MacKay Shields that where the Firm has voting authority, all proxies are to be voted in the best interest of the client without regard to the interests of MacKay Shields or other related parties. Specifically, MacKay Shields shall not subordinate the interests of clients to unrelated objectives. MacKay Shields shall act with the care, skill, prudence and diligence under the circumstances then prevailing that a prudent person acting in a like capacity and familiar with such matters would use in the conduct of an enterprise of a like character and with like aims. For purposes of the Policy, the "best interests of clients" shall mean, unless otherwise specified by the client, the clients' best economic interests over the long term - that is, the common interest that all MacKay Shields clients share in seeing the value of a common investment increase over time. It is further the policy of the Firm that complete and accurate disclosure concerning its proxy voting policies and procedures and proxy voting records as required by the Advisers Act, be made available to its clients.

2.2 When proxies with respect to securities held by clients of MacKay Shields have not been received by MacKay Shields or its proxy voting service provider, MacKay Shields will make reasonable efforts to obtain missing proxies. MacKay Shields is not responsible for voting proxies it or its proxy voting service provider does not receive.

2.3 MacKay Shields may choose not to vote proxies under the following circumstances:

          - If the effect on the client's economic interests or the value of the portfolio holding is indeterminable or insignificant;

          -    If the cost of voting the proxy outweighs the possible benefit;
               or

          - If a jurisdiction imposes share blocking restrictions which prevent the Firm from trading shares.

3. USE OF THIRD PARTY PROXY VOTING SERVICE PROVIDER

In an effort to discharge its responsibility, MacKay Shields has examined third-party services that assist in the researching and voting of proxies and the development of voting guidelines. After such review, the Firm has selected Institutional Shareholder Services ("ISS") to assist it in researching voting proposals, analyzing the financial implications of voting proposals and voting proxies. MacKay Shields utilizes the research and analytical services, operational implementation, administration, record-keeping and reporting services provided by ISS.

4. PROXY VOTING GUIDELINES

4.1 MacKay Shields has determined that, except as set forth in Sections 6 and 7, proxies for non-union clients will be voted in accordance with the voting recommendations contained in the applicable ISS domestic or global proxy voting guidelines, as in effect from time to time. A summary of the current applicable ISS proxy voting guidelines is attached as Exhibit A.

4.2 MacKay Shields has determined that, except as set forth in Sections 6 and 7, proxies for union or Taft-Hartley clients who so specify will be voted in accordance with the voting recommendations contained in the applicable ISS Taft-Hartley domestic or global proxy voting guidelines, as in effect from time to time. A summary of the current applicable ISS proxy voting guidelines is attached as Exhibit B.

4.3 For purposes of the Policy, the guidelines described in Sections 4.2 and 4.3 are collectively referred to as the Standard Guidelines.

4.4 A client may choose to use proxy voting guidelines different from the Standard Guidelines ("Custom Guidelines"). Any Custom Guidelines must be furnished by the client to MacKay Shields in writing.

4.5 In the event the Standard Guidelines or any client's Custom Guidelines do not address how a proxy should be voted or state that the vote is to be determined on a "case-by-case" basis, the proxy will be voted in accordance with ISS recommendations, subject to Section 6. In the event that ISS has not made a recommendation, MacKay Shields will follow the procedure set forth in Section 7.

4.6 Notwithstanding the foregoing, MacKay Shields will vote a proxy with respect to a particular security held by a client in accordance with such client's specific request even if it is in a manner inconsistent with the Standard Guidelines or the client's Custom Guidelines, as the case may be. Any such specific requests must be furnished to MacKay Shields by the client in writing and must be received by MacKay on a timely basis for instructing ISS how to cast the vote.

4.7 In order to avoid possible conflicts of interest, MacKay Shields votes proxies based on the Standard Guidelines or a client's Custom Guidelines, as the case may be. However, it is recognized that the Firm's portfolio management team has the ultimate responsibility for proxy voting.

4.8 For clients using the Standard Guidelines, the Firm will instruct ISS to cast votes in accordance with the Standard Guidelines. For clients using Custom Guidelines, the Firm will provide ISS with a copy of such Custom Guidelines and will instruct ISS to cast votes in accordance with such Custom Guidelines. ISS will cast votes in accordance with the Standard Guidelines or Custom Guidelines, as the case may be, unless instructed otherwise by MacKay Shields as set forth in Sections 6 and 7. Upon receipt of a specific request from a client pursuant to Section 4.6, the Firm will instruct ISS to cast such client's proxy in accordance with such request.

5. CLIENT ACCOUNT SET-UP AND REVIEW

5.1 Initially, MacKay Shields must determine whether the client seeks to retain the responsibility of voting proxies, or seeks to delegate that responsibility to the Firm. The marketing or client service person responsible for setting up the account, in conjunction with MacKay's Legal/Compliance Department, will have primary responsibility for making that determination. In its sole discretion, the Firm may decline to accept authority to vote a client's proxies. Any such refusal shall be in writing and sent to the client via certified mail.

5.2 In most cases, the delegation of voting authority to MacKay Shields, and the Firm's use of a third-party proxy voting service provider shall be memorialized in the client's investment management agreement. The client may choose to have the Firm vote proxies in accordance with the Standard Guidelines or in accordance with the client's Custom Guidelines.

5.3 MacKay Shields shall notify ISS of new client accounts using such form as ISS shall specify from time to time. Designated personnel within the Firm will be responsible for ensuring that each new client's account for which the Firm has proxy voting authority is established on the appropriate systems.

6. OVERRIDING GUIDELINES

A portfolio manager may propose that a particular proxy vote be cast in a manner different from the Standard Guidelines or an ISS voting recommendation, or may propose an abstention from voting, if he/she believes that to do so, based on all facts and circumstances, is in the best interest of the Firm's clients as a whole. Any portfolio manager who proposes to override the Standard Guidelines or an ISS voting recommendation on a particular vote or to abstain from voting must complete a Proxy Vote Override/Decision Form, which is set forth in Schedule C.

7. REFERRAL OF VOTING DECISION BY ISS TO MACKAY SHIELDS

7.1 In the event that the Standard Guidelines or a client's Custom Guidelines do not address how a proxy should be voted on a specific proposal for an issuer and ISS has not made a recommendation as to how such proxy should be voted, ISS will so advise MacKay Shields, In that event, the Legal/Compliance Department will request that the appropriate portfolio manager make a voting recommendation and complete a Proxy Vote Override/Decision Form.

7.2 In the event that the Standard Guidelines or a client's Custom Guidelines require a "case-by-case" determination on a particular proxy vote and ISS has not made a recommendation as to how such proxy should be voted, ISS will so advise MacKay Shields. In that event, the Legal/Compliance Department will request that the appropriate portfolio manager make a voting recommendation and complete a Proxy Vote Override/Decision Form.

7.3 In the event that ISS determines that a conflict of interest exists as a result of which ISS is precluded from making a recommendation as to how a proxy should be voted on a specific proposal for an issuer, ISS will so advise MacKay Shields. In that event, the Legal/Compliance Department will request that the appropriate portfolio manager make a voting recommendation and complete a Proxy Vote Override/Decision Form.

8. CONFLICTS OF INTEREST

8.1 The Firm's portfolio managers may make proxy voting decisions in connection with (i) overriding the Standard Guidelines or an ISS voting recommendation pursuant to Section 6, or (ii) deciding on a vote pursuant to Section 7. In such event, the portfolio managers have an affirmative duty to disclose any potential conflict of interest known to them that exists between the Firm and the client on whose behalf the proxy is to be voted ("Conflict").

8.2. By way of example, Conflicts may exist in situations where the Firm is called to vote on a proxy involving an issuer or proponent of a proxy proposal regarding the issuer where MacKay Shields or an affiliated person of the Firm also:

     -    Manages the issuer's or proponent's pension plan;

     -    Administers the issuer's or proponent's employee benefit plan;

     - Provided brokerage, underwriting, insurance or banking services to the issuer or proponent; or

     -     Manages money for an employee group.

Additional Conflicts may exist, among others, if an executive of the Firm or its control affiliates is a close relative of, or has a personal or business relationship with:

     -    An executive of the issuer or proponent;

     -    A director of the issuer or proponent;

     -    A person who is a candidate to be a director of the issuer;

     -    A participant in the proxy contest; or

     -    A proponent of a proxy proposal.

8.3 Whether a relationship creates a Conflict will depend on the facts and circumstances. Even if these parties do not attempt to influence the Firm with respect to voting, the value of the relationship to MacKay Shields or an affiliate can create a Conflict.

8.4 After a Proxy Vote Override/Decision Form is completed pursuant to Sections 6 or 7, such Form, which elicits information as to whether a potential Conflict exists, must be submitted to the Legal/Compliance Department for review. If the Firm's General Counsel ("GC") or Chief Compliance Officer ("CCO") determines that there is no potential Conflict, the GC or CCO or their designate may instruct ISS to vote the proxy issue as set forth in the completed Form.

8.5 If the GC or CCO determines that there exists or may exist a Conflict, he or she will refer the issue to the Compliance Committee for consideration by convening (in person or via telephone) an emergency meeting of the Compliance Committee, For purposes of this Policy, a majority vote of those members present shall resolve any Conflict. The Compliance Committee will consider the facts and circumstances of the pending proxy vote and the potential or actual Conflict and make a determination as to how to vote the proxy - i.e., whether to permit or deny the recommendation of the portfolio manager, or whether to take other action, such as delegating the proxy vote to an independent third party or obtaining voting instructions from clients.

8.6 In considering the proxy vote and potential Conflict, the Compliance Committee may review the following factors, including but not limited to:

     - The percentage of outstanding securities of the issuer held on behalf of clients by the Firm.

     - The nature of the relationship of the issuer with the Firm, its affiliates or its executive officers.

     - Whether there has been any attempt to directly or indirectly influence the portfolio manager's decision.

     - Whether the direction (for or against) of the proposed vote would appear to benefit the Firm or a related party.

     - Whether an objective decision to vote in a certain way will still create a strong appearance of a Conflict.

MacKay Shields may not abstain from voting any such proxy for the purpose of avoiding Conflict.

9. SECURITIES LENDING

MacKay Shields will monitor upcoming meetings and call stock loans, if applicable, in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. In determining whether to call stock loans, the relevant portfolio manager(s) shall consider whether the benefit to the client in voting the matter outweighs the benefit to the client in keeping the stock on loan.

10. REPORTING

Upon request, MacKay Shields shall report annually (or more frequently if specifically requested) to its clients on proxy votes cast on their behalf. MacKay Shields will provide any client who makes a written or verbal request with a copy of a report disclosing how MacKay Shields voted securities held in that client's portfolio. The report will generally contain the following information:

     -    The name of the issuer of the security;

     -    The security's exchange ticker symbol;

     -    The security's CUSIP number;

     -    The shareholder meeting date;

     -    A brief identification of the matter voted on;

     -    Whether the matter was proposed by the issuer of by a security holder;

     -    Whether MacKay Shields cast its vote on the matter;

     -    How MacKay Shields voted; and

     -    Whether MacKay Shields voted for or against management.

11. RECORD-KEEPING

Either MacKay Shields or ISS as indicated below will maintain the following records:

     -    A copy of the Policy and MacKay's Standard Guidelines;

     - A copy of each proxy statement received by MacKay Shields or forwarded to ISS by the client's custodian regarding client securities;

     -    A record of each vote cast by MacKay Shields on behalf of a client;

     - A copy of all documents created by MacKay Shields that were material to making a decision on the proxy voting, (or abstaining from voting) of client securities or that memorialize the basis for that decision including the resolution of any Conflict, a copy of all guideline override requests and all supporting documents; and

     - A copy of each written request by a client for information on how MacKay Shields voted proxies on behalf of the client, as well as a copy of any written response by MacKay Shields to any request by a client for information on how MacKay Shields voted proxies on behalf of the client; records of oral requests for information or oral responses will not be kept.

Such records must be maintained for at least seven years.

12. REVIEW OF VOTING AND GUIDELINES

As part of its periodic reviews, MacKay Shields' Legal/Compliance Department will conduct an annual review of the prior year's proxy voting as well as the guidelines established for proxy voting. Documentation shall be maintained of this review and a report setting forth the results of the review will be presented annually to the Compliance Committee.

13. HOW TO REQUEST INFORMATION ON HOW THE FIRM VOTED PROXIES

Clients may, at anytime, request and receive information from MacKay Shields as to how the Firm voted proxies for securities held in their account. Any such proxy information request should be in writing and mailed or faxed [(212)-754-9205] to MacKay Shields Client Services Department at:

     MacKay Shields LLC
     9 West 57th Street
     New York, NY 10019
     ATTN: Client Services

ATTACHMENTS:

Exhibit A  - Summary of Standard Guidelines for non-union clients

Exhibit B  - Summary of Standard Guidelines for union clients (Taft-Hartley)

Schedule C - Proxy Vote Override/Decision Form

----------
Effective January 2007

   APPENDIX C - MACKAY SHIELDS PROXY VOTING POLICY AND PROCEDURES - EXHIBIT A

                   ISS 2007 US Proxy Voting Guidelines Summary

                                                                      (ISS LOGO)

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Copyright (C) 2006 by Institutional Shareholder Services.

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ISS is a trademark used herein under license.

                    ISS 2007 PROXY VOTING GUIDELINES SUMMARY
                       EFFECTIVE FOR MEETINGS FEB 1, 2007
                            UPDATED DECEMBER 15, 2006

The following is a condensed version of the proxy voting recommendations contained in the ISS Proxy Voting Manual.

1.  OPERATIONAL ITEMS....................................................   C-35
       Adjourn Meeting...................................................   C-35
       Amend Quorum Requirements.........................................   C-35
       Amend Minor Bylaws................................................   C-35
       Auditor Indemnification and Limitation of Liability...............   C-35
       Auditor Ratification..............................................   C-35
       Change Company Name...............................................   C-36
       Change Date, Time, or Location of Annual Meeting..................   C-36
       Transact Other Business...........................................   C-36
2.  BOARD OF DIRECTORS:..................................................   C-36
       Voting on Director Nominees in Uncontested Elections..............   C-36
       2007 Classification of Directors..................................   C-38
       Age Limits........................................................   C-39
       Board Size........................................................   C-39
       Classification/Declassification of the Board......................   C-39
       Cumulative Voting.................................................   C-39
       Director and Officer Indemnification and Liability Protection.....   C-40
       Establish/Amend Nominee Qualifications............................   C-40
       Filling Vacancies/Removal of Directors............................   C-40
       Independent Chair (Separate Chair/CEO)............................   C-41
       Majority of Independent Directors/Establishment of Committees.....   C-41
       Majority Vote Shareholder Proposals...............................   C-41
       Office of the Board...............................................   C-41
       Open Access.......................................................   C-42
       Performance Test for Directors....................................   C-42
       Stock Ownership Requirements......................................   C-42
       Term Limits.......................................................   C-43
3.  PROXY CONTESTS.......................................................   C-43
       Voting for Director Nominees in Contested Elections...............   C-43
       Reimbursing Proxy Solicitation Expenses...........................   C-43
       Confidential Voting...............................................   C-43
4.  ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES......................   C-43
       Advance Notice Requirements for Shareholder
          Proposals/Nominations..........................................   C-43
       Amend Bylaws without Shareholder Consent..........................   C-43
       Poison Pills......................................................   C-43
       Shareholder Ability to Act by Written Consent.....................   C-44

       Shareholder Ability to Call Special Meetings......................   C-44
       Supermajority Vote Requirements...................................   C-44
5.  MERGERS AND CORPORATE RESTRUCTURINGS.................................   C-44
    Overall Approach.....................................................   C-44
       Appraisal Rights..................................................   C-45
       Asset Purchases...................................................   C-45
       Asset Sales.......................................................   C-45
       Bundled Proposals.................................................   C-45
       Conversion of Securities..........................................   C-45
       Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy
          Plans/Reverse Leveraged Buyouts/Wrap Plans.....................   C-46
       Formation of Holding Company......................................   C-46
       Going Private Transactions (LBOs, Minority Squeezeouts, and Going
          Dark)..........................................................   C-46
       Joint Ventures....................................................   C-46
       Liquidations......................................................   C-47
       Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger
          or Acquisition.................................................   C-47
       Private Placements/Warrants/Convertible Debentures................   C-47
       Spinoffs..........................................................   C-47
       Value Maximization Proposals......................................   C-47
6.  STATE OF INCORPORATION...............................................   C-47
       Control Share Acquisition Provisions..............................   C-47
       Control Share Cash-out Provisions.................................   C-48
       Disgorgement Provisions...........................................   C-48
       Fair Price Provisions.............................................   C-48
       Freeze-out Provisions.............................................   C-48
       Greenmail.........................................................   C-48
       Reincorporation Proposals.........................................   C-48
       Stakeholder Provisions............................................   C-49
       State Antitakeover Statutes.......................................   C-49
7.  CAPITAL STRUCTURE....................................................   C-49
       Adjustments to Par Value of Common Stock..........................   C-49
       Common Stock Authorization........................................   C-49
       Dual-Class Stock .................................................   C-49
       Issue Stock for Use with Rights Plan..............................   C-49
       Preemptive Rights.................................................   C-50
       Preferred Stock...................................................   C-50
       Recapitalization..................................................   C-50
       Reverse Stock Splits..............................................   C-50
       Share Repurchase Programs.........................................   C-50
       Stock Distributions: Splits and Dividends.........................   C-50
       Tracking Stock....................................................   C-50
8.  EXECUTIVE AND DIRECTOR COMPENSATION..................................   C-51
    Equity Compensation Plans............................................   C-51
       Cost of Equity Plans..............................................   C-51
       Repricing Provisions..............................................   C-51
       Pay-for Performance Disconnect....................................   C-51
       Three-Year Burn Rate/Burn Rate Commitment.........................   C-53
       Poor Pay Practices................................................   C-54
    Specific Treatment of Certain Award Types in Equity Plan
       Evaluations:......................................................   C-54
       Dividend Equivalent Rights........................................   C-54

       Liberal Share Recycling Provisions................................   C-54
    Other Compensation Proposals and Policies............................   C-55
       401(k) Employee Benefit Plans.....................................   C-55
       Director Compensation.............................................   C-55
       Director Retirement Plans.........................................   C-55
       Employee Stock Ownership Plans (ESOPs)............................   C-55
       Employee Stock Purchase Plans- Qualified Plans....................   C-55
       Employee Stock Purchase Plans--Non-Qualified Plans................   C-55
       Incentive Bonus Plans and Tax Deductibility Proposals
          (OBRA-Related .................................................   C-56
       Compensation Proposals)...........................................   C-56
       Options Backdating ...............................................   C-56
       Option Exchange Programs/Repricing Options........................   C-56
       Stock Plans in Lieu of Cash.......................................   C-57
       Transfer Programs of Stock Options................................   C-57
    Shareholder Proposals on Compensation ...............................   C-57
       Advisory Vote on Executive Compensation (Say-on-Pay)..............   C-57
       Compensation Consultants- Disclosure of Board or Company's
          Utilization....................................................   C-58
       Disclosure/Setting Levels or Types of Compensation for Executives
          and Directors..................................................   C-58
       Option Repricing..................................................   C-58
       Pay for Superior Performance......................................   C-58
       Pension Plan Income Accounting....................................   C-58
       Performance-Based Awards..........................................   C-59
       Severance Agreements for Executives/Golden Parachutes.............   C-59
       Supplemental Executive Retirement Plans (SERPs)...................   C-59
9.  CORPORATE RESPONSIBILITY.............................................   C-59
    Consumer Issues and Public Safety....................................   C-59
       Animal Rights.....................................................   C-59
       Drug Pricing......................................................   C-60
       Drug Reimportation................................................   C-60
       Genetically Modified Foods........................................   C-60
       Handguns..........................................................   C-61
       HIV/AIDS..........................................................   C-61
       Predatory Lending.................................................   C-61
       Tobacco...........................................................   C-61
       Toxic Chemicals...................................................   C-62
    Environment and Energy...............................................   C-62
       Arctic National Wildlife Refuge...................................   C-62
       CERES Principles..................................................   C-62
       Climate Change....................................................   C-63
       Concentrated Area Feeding Operations (CAFOs)......................   C-63
       Environmental-Economic Risk Report................................   C-63
       Environmental Reports.............................................   C-63
       Global Warming....................................................   C-63
       Kyoto Protocol Compliance.........................................   C-63
       Land Use..........................................................   C-63
       Nuclear Safety....................................................   C-64
       Operations in Protected Areas.....................................   C-64
       Recycling.........................................................   C-64
       Renewable Energy..................................................   C-64
       Sustainability Report.............................................   C-64
    General Corporate Issues.............................................   C-64

       Charitable/Political Contributions................................   C-64
       Disclosure of Lobbying Expenditures/Initiatives...................   C-65
       Link Executive Compensation to Social Performance.................   C-65
       Outsourcing/Offshoring............................................   C-65
    Labor Standards and Human Rights.....................................   C-66
       China Principles..................................................   C-66
       Country-specific Human Rights Reports.............................   C-66
       International Codes of Conduct/Vendor Standards...................   C-66
       MacBride Principles...............................................   C-66
    Military Business....................................................   C-67
       Foreign Military Sales/Offsets....................................   C-67
       Landmines and Cluster Bombs.......................................   C-67
       Nuclear Weapons...................................................   C-67
       Operations in Nations Sponsoring Terrorism (e.g., Iran)...........   C-67
       Spaced-Based Weaponization........................................   C-67
    Workplace Diversity..................................................   C-67
       Board Diversity...................................................   C-67
       Equal Employment Opportunity (EEO)................................   C-68
       Glass Ceiling.....................................................   C-68
       Sexual Orientation................................................   C-68
10. MUTUAL FUND PROXIES..................................................   C-68
       Election of Directors.............................................   C-68
       Converting Closed-end Fund to Open-end Fund.......................   C-68
       Proxy Contests ...................................................   C-68
       Investment Advisory Agreements....................................   C-69
       Approving New Classes or Series of Shares.........................   C-69
       Preferred Stock Proposals.........................................   C-69
       1940 Act Policies.................................................   C-69
       Changing a Fundamental Restriction to a Nonfundamental
          Restriction....................................................   C-69
       Change Fundamental Investment Objective to Nonfundamental.........   C-69
       Name Change Proposals.............................................   C-69
       Change in Fund's Subclassification................................   C-70
       Disposition of Assets/Termination/Liquidation.....................   C-70
       Changes to the Charter Document...................................   C-70
       Changing the Domicile of a Fund...................................   C-70
       Authorizing the Board to Hire and Terminate Subadvisors Without
          Shareholder Approval...........................................   C-70
       Distribution Agreements...........................................   C-70
       Master-Feeder Structure...........................................   C-70
       Mergers...........................................................   C-71
       Shareholder Proposals for Mutual Funds............................   C-71
       Establish Director Ownership Requirement..........................   C-71
       Reimburse Shareholder for Expenses Incurred.......................   C-71
       Terminate the Investment Advisor..................................   C-71

1. OPERATIONAL ITEMS

ADJOURN MEETING

Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Vote FOR proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote AGAINST proposals if the wording is too vague or if the proposal includes "other business."

AMEND QUORUM REQUIREMENTS

Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

AMEND MINOR BYLAWS

Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

AUDITOR INDEMNIFICATION AND LIMITATION OF LIABILITY

Consider the issue of auditor indemnification and limitation of liability on a CASE-BY-CASE basis. Factors to be assessed include, but are not limited to:

     - The terms of the auditor agreement- the degree to which these agreements impact shareholders' rights;

     -    Motivation and rationale for establishing the agreements;

     -    Quality of disclosure; and

     -    Historical practices in the audit area.

WITHHOLD against members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

AUDITOR RATIFICATION

Vote FOR proposals to ratify auditors, unless any of the following apply:

     - An auditor has a financial interest in or association with the company, and is therefore not independent,

     - There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position, or

     -    Fees for non-audit services ("Other" fees) are excessive.

Non-audit fees are excessive if:

Non-audit ("other") fees >audit fees + audit-related fees + tax compliance/preparation fees

Tax compliance and preparation include the preparation of original and amended tax returns, refund claims and tax payment planning. All other services in the tax category, such as tax advice, planning or consulting should be added to "Other" fees. If the breakout of tax fees cannot be determined, add all tax fees to "Other" fees.

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:

     -    The tenure of the audit firm;

     -    The length of rotation specified in the proposal;

     -    Any significant audit-related issues at the company;

     -    The number of Audit Committee meetings held each year;

     -    The number of financial experts serving on the committee; and

     - Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

CHANGE COMPANY NAME

Vote FOR proposals to change the corporate name.

CHANGE DATE, TIME, OR LOCATION OF ANNUAL MEETING

Vote FOR management proposals to change the date, time, and/or location of the annual meeting unless the proposed change is unreasonable.

Vote AGAINST shareholder proposals to change the date, time, and/or location of the annual meeting unless the current scheduling or location is unreasonable.

TRANSACT OTHER BUSINESS

Vote AGAINST proposals to approve other business when it appears as voting item.

2. BOARD OF DIRECTORS:

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Vote CASE-BY-CASE on director nominees, examining, but not limited to, the following factors:

     -    Composition of the board and key board committees;

     -    Attendance at board and committee meetings;

     -    Corporate governance provisions and takeover activity;

     -    Disclosures under Section 404 of Sarbanes-Oxley Act;

     -    Long-term company performance relative to a market and peer index;

     -    Extent of the director's investment in the company;

     -    Existence of related party transactions;

     -    Whether the chairman is also serving as CEO;

     -    Whether a retired CEO sits on the board;

     -    Number of outside boards at which a director serves;

     - Majority vote standard for director elections without a provision to allow for plurality voting when there are more nominees than seats.

WITHHOLD from individual directors who:

     - Attend less than 75 percent of the board and committee meetings without a valid excuse (such as illness, service to the nation, work on behalf of the company);

     -    Sit on more than six public company boards;

     - Are CEOs of public companies who sit on the boards of more than two public companies besides their own- withhold only at their outside boards.

WITHHOLD from the entire board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:

     - The company's proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, withhold from all incumbent directors;

     - The company's poison pill has a dead-hand or modified dead-hand feature. Withhold every year until this feature is removed;

     - The board adopts or renews a poison pill without shareholder approval since the beginning of 2005, does not commit to putting it to shareholder vote within 12 months of adoption, or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue;

     - The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year;

     - The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years;

     - The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

     - At the previous board election, any director received more than 50 percent withhold votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold rate;

     - The company is a Russell 3000 company that underperformed its industry group (GICS group) under the criteria discussed in the section "Performance Test for Directors".

WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:

     - The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

     - The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

     - The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

     -    The full board is less than majority independent.

WITHHOLD from the members of the Audit Committee if:

     - The non - audit fees paid to the auditor are excessive (see discussion under Auditor Ratification);

     - A material weakness identified in the Section 404 Sarbanes-Oxley Act disclosures rises to a level of serious concern; there are chronic internal control issues and an absence of established effective control mechanisms;

     - There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

WITHHOLD from the members of the Compensation Committee if:

     - There is a negative correlation between the chief executive's pay and company performance (see discussion under Equity Compensation Plans);

     - The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

     - The company fails to submit one-time transfers of stock options to a shareholder vote;

     - The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

     -    The company has backdated options (see "Options Backdating" policy);

     - The company has poor compensation practices (see "Poor Pay Practices" policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

2007 CLASSIFICATION OF DIRECTORS

INSIDE DIRECTOR (I)

     -    Employee of the company or one of its affiliates(1);

     - Non-employee officer of the company if among the five most highly paid individuals (excluding interim CEO);

     -    Listed as a Section 16 officer(2);

     -    Current interim CEO;

     - Beneficial owner of more than 50 percent of the company's voting power (this may be aggregated if voting power is distributed among more than one member of a defined group).

AFFILIATED OUTSIDE DIRECTOR (AO)

     -    Board attestation that an outside director is not independent;

     -    Former CEO of the company;

     -    Former CEO of an acquired company within the past five years;

     - Former interim CEO if the service was longer than 18 months. If the service was between twelve and eighteen months an assessment of the interim CEO's employment agreement will be made(3);

     - Former executive(2) of the company, an affiliate or an acquired firm within the past five years;

     - Executive(2) of a former parent or predecessor firm at the time the company was sold or split off from the parent/predecessor within the past five years;

     - Executive' former executive, general or limited partner of a joint venture or partnership with the company;

     - Relative(4) of a current Section 16 officer of company or its affiliates;

     - Relative(4) of a current employee of company or its affiliates where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non-Section 16 officer in a key strategic role);

     - Relative(4) of former Section 16 officer, of company or its affiliate within the last five years;

     - Currently provides (or a relative(4) provides) professional services(5) to the company, to an affiliate of the company or an individual officer of the company or one of its affiliates in excess of $10,000 per year;

     - Employed by (or a relative(4) is employed by) a significant customer or supplier(6);

     - Has (or a relative(4) has) any transactional relationship with the company or its affiliates excluding investments in the company through a private placement;(6)

     - Any material financial tie or other related party transactional relationship to the company;

     - Party to a voting agreement to vote in line with management on proposals being brought to shareholder vote;

     - Has (or a relative(4) has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation and Stock Option Committee;(7)

     -    Founder(8) of the company but not currently an employee;

     - Is (or a relative(4) is) a trustee, director or employee of a charitable or non-profit organization that receives grants or endowments(6) from the company or its affiliates(1).

INDEPENDENT OUTSIDE DIRECTOR (IO)

     -    No material(9) connection to the company other than a board seat.

FOOTNOTES:

(1) "Affiliate" includes a subsidiary, sibling company, or parent company. ISS uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation.

(2) Executives" (officers subject to Section 16 of the Securities and Exchange Act of 1934) include the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principle business unit, division or policy function).

(3) ISS will look at the terms of the interim CEO's employment contract to determine if it contains severance pay, long- term health and pension benefits or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. ISS will also consider if a formal search process was underway for a full-time CEO at the time.

(4) "Relative" follows the SEC's new definition of "immediate family members" which covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

(5) Professional services can be characterized as advisory in nature and generally include the following: investment banking / financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

(6) If the company makes or receives annual payments exceeding the greater of $200,000 or five percent of the recipient's gross revenues. (The recipient is the party receiving the financial proceeds from the transaction).

(7) Interlocks include: (a) executive officers serving as directors on each other's compensation or similar committees (or, in the absence of such a committee, on the board) or (b) executive officers sitting on each other's boards and at least one serves on the other's compensation or similar committees (or, in the absence of such a committee, on the board).

(8) The operating involvement of the Founder with the company will be considered. Little to no operating involvement may cause ISS to deem the Founder as an independent outsider.

(9) For purposes of ISS' director independence classification, "material" will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one's objectivity in the boardroom in a manner that would have a meaningful impact on an individual's ability to satisfy requisite fiduciary standards on behalf of shareholders.

AGE LIMITS

Vote AGAINST shareholder or management proposals to limit the tenure of outside directors through mandatory retirement ages.

BOARD SIZE

Vote FOR proposals seeking to fix the board size or designate a range for the board size.

Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

CUMULATIVE VOTING

Generally vote AGAINST proposals to eliminate cumulative voting.

Generally vote FOR proposals to restore or provide for cumulative voting unless the company meets all of the following criteria:

     - Majority vote standard in director elections, including a carve-out for plurality voting in contested situations;

     -    Annually elected board;

     -    Two-thirds of the board composed of independent directors;

     -    Nominating committee composed solely of independent directors;

     - Confidential voting; however, there may be a provision for suspending confidential voting during proxy contests;

     - Ability of shareholders to call special meetings or act by written consent with 90 days' notice;

     -    Absence of superior voting rights for one or more classes of stock;

     - Board does not have the right to change the size of the board beyond a stated range that has been approved by shareholders;

     - The company has not under-performed its both industry peers and index on both a one-year and three-year total shareholder returns basis*, unless there has been a change in the CEO position within the last three years; and

     - No director received a WITHHOLD vote level of 35% or more of the votes cast in the previous election.

* Starting in 2007, the industry peer group used for this evaluation will change from the 4-digit GICS group to the average of the 12 companies in the same 6-digit GICS group that are closest in revenue to the company. To fail, the company must under-perform its index and industry group on all 4 measures (1 and 3 year on industry peers and index).

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Vote CASE-BY-CASE on proposals on director and officer indemnification and liability protection using Delaware law as the standard.

Vote AGAINST proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.

Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to liability for acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

Vote AGAINST proposals that would expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for at the discretion of the company's board (i.e. "permissive indemnification") but that previously the company was not required to indemnify.

Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:

     - If the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company; and

     -    If only the director's legal expenses would be covered.

ESTABLISH/AMEND NOMINEE QUALIFICATIONS

Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

Vote AGAINST shareholder proposals requiring two candidates per board seat.

FILLING VACANCIES/REMOVAL OF DIRECTORS

Vote AGAINST proposals that provide that directors may be removed only for cause.

Vote FOR proposals to restore shareholders' ability to remove directors with or without cause.

Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

INDEPENDENT CHAIR (SEPARATE CHAIR/CEO)

Generally vote FOR shareholder proposals requiring the position of chair be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

     - Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) At a minimum these should include:

          - Presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors,

          - Serves as liaison between the chairman and the independent directors,

          -    Approves information sent to the board,

          -    Approves meeting agendas for the board,

          - Approves meetings schedules to assure that there is sufficient time for discussion of all agenda items,

          -    Has the authority to call meetings of the independent directors,

          - If requested by major shareholders, ensures that he is available for consultation and direct communication;

     -    Two-thirds independent board;

     -    All-independent key committees;

     -    Established governance guidelines;

     - The company should not have underperformed both its industry peers and index on both a one-year and three-year total shareholder returns basis*, unless there has been a change in the Chairman/CEO position within that time;

     -    The company does not have any problematic governance issues.

* Starting in 2007, the industry peer group used for this evaluation will change from the 4-digit GICS group to the average of the 12 companies in the same 6-digit GICS group that are closest in revenue to the company. To fail, the company must under-perform its index and industry group on all 4 measures (1 and 3 year on industry peers and index).

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS' definition of independent outsider. (See Classification of Directors.)

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

MAJORITY VOTE SHAREHOLDER PROPOSALS

Generally vote FOR precatory and binding resolutions requesting that the board change the company's bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

OFFICE OF THE BOARD

Generally vote FOR shareholders proposals requesting that the board establish an Office of the Board of Directors in order to facilitate direct communications between shareholders and non-management directors, unless the company has all of the following:

     - Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board;

     - Effectively disclosed information with respect to this structure to its shareholders;

     - Company has not ignored majority-supported shareholder proposals or a majority withhold vote on a director nominee; and

     - The company has an independent chairman or a lead/presiding director, according to ISS' definition. This individual must be made available for periodic consultation and direct communication with major shareholders.

OPEN ACCESS

Generally vote FOR reasonably crafted shareholder proposals providing shareholders with the ability to nominate director candidates to be included on management's proxy card, provided the proposal substantially mirrors the SEC's proposed two-trigger formulation (see the proposed "Security Holder Director Nominations" rule (http://www.sec.gov/rules/proposed/34-48626.htm) or ISS' comment letter to the SEC dated 6/13/2003, available on ISS website under Governance Center- ISS Position Papers).

PERFORMANCE TEST FOR DIRECTORS

WITHHOLD from directors of Russell 3000 companies that underperformed relative to their industry peers. The criterion used to evaluate such underperformance is a combination of four performance measures:

One measurement will be a market-based performance metric and three measurements will be tied to the company's operational performance. The market performance metric in the methodology is five-year Total Shareholder Return (TSR) on a relative basis within each four-digit GICS group. The three operational performance metrics are sales growth, EBITDA growth, and pre-tax operating Return on Invested Capital (ROIC) on a relative basis within each four-digit GICS group. All four metrics will be time-weighted as follows: 40 percent on the trailing 12 month period and 60 percent on the 48 month period prior to the trailing 12 months. This methodology emphasizes the company's historical performance over a five-year period yet also accounts for near-term changes in a company's performance.

The table below summarizes the new framework:

Metrics                                            Basis of Evaluation              Weighting   2nd Weighting
-------                                 -----------------------------------------   ---------   -------------
OPERATIONAL PERFORMANCE                                                                               50%
5-YEAR AVERAGE PRE-TAX OPERATING ROIC   MANAGEMENT EFFICIENCY IN DEPLOYING ASSETS     33.3%
5-YEAR SALES GROWTH                     TOP-LINE                                      33.3%
5-YEAR EBITDA GROWTH                    CORE-EARNINGS                                 33.3%
SUB TOTAL                                                                              100%
STOCK PERFORMANCE                                                                                     50%
5-YEAR TSR                              MARKET
TOTAL                                                                                                100%

Adopt a two-phased approach. In 2007 (Year 1), the worst performers (bottom five percent) within each of the 24 GIGS groups will automatically receive cautionary language, except for companies that have already received cautionary language or withhold votes in 2006 under the current policy. The latter may be subject to withhold votes in 2007. For 2008 (Year 2), WITHHOLD votes from director nominees if a company continues to be in the bottom five percent within its GICS group for that respective year and/or shows no improvement in its most recent trailing 12 months operating and market performance relative to its peers in its GICS group. This policy would be applied on a rolling basis going forward.

STOCK OWNERSHIP REQUIREMENTS

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While stock ownership on the part of directors is desired, the company should determine the appropriate ownership requirement.

Vote CASE-BY-CASE on shareholder proposals asking that the company adopt a holding or retention period for its executives (for holding stock after the vesting or exercise of equity awards), taking into account any stock ownership requirements or holding period/retention ratio already in place and the actual ownership level of executives.

TERM LIMITS

Vote AGAINST shareholder or management proposals to limit the tenure of outside directors through term limits. However, scrutinize boards where the average tenure of all directors exceeds 15 years for independence from management and for sufficient turnover to ensure that new perspectives are being added to the board.

3. PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

     - Long-term financial performance of the target company relative to its industry;

     -    Management's track record;

     -    Background to the proxy contest;

     -    Qualifications of director nominees (both slates);

     - Strategic plan of dissident slate and quality of critique against management;

     - Likelihood that the proposed goals and objectives can be achieved (both slates);

     -    Stock ownership positions.

REIMBURSING PROXY SOLICITATION EXPENSES

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators, and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4. ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

ADVANCE NOTICE REQUIREMENTS FOR SHAREHOLDER PROPOSALS/NOMINATIONS

Vote CASE-BY-CASE on advance notice proposals, supporting those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

AMEND BYLAWS WITHOUT SHAREHOLDER CONSENT

Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.

Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

POISON PILLS

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

     -    Shareholders have approved the adoption of the plan; or

     - The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e. the "fiduciary out" provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within twelve months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

     -    No lower than a 20% trigger, flip-in or flip-over;

     -    A term of no more than three years;

     - No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

     - Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings. Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

5. MERGERS AND CORPORATE RESTRUCTURINGS

OVERALL APPROACH

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

     - Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

     - Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

     - Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

     - Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

     - Conflicts of interest- Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the "ISS Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

     - Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

APPRAISAL RIGHTS

Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

ASSET PURCHASES

Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

     -    Purchase price;

     -    Fairness opinion;

     -    Financial and strategic benefits;

     -    How the deal was negotiated;

     -    Conflicts of interest;

     -    Other alternatives for the business;

     -    Non-completion risk.

ASSET SALES

Vote CASE-BY-CASE on asset sales, considering the following factors:

     -    Impact on the balance sheet/working capital;

     -    Potential elimination of diseconomies;

     -    Anticipated financial and operating benefits;

     -    Anticipated use of funds;

     -    Value received for the asset;

     -    Fairness opinion;

     -    How the deal was negotiated;

     -    Conflicts of interest.

BUNDLED PROPOSALS

Vote CASE-BY-CASE on bundled or "conditional" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote AGAINST the proposals. If the combined effect is positive, support such proposals.

CONVERSION OF SECURITIES

Vote CASE-BY-CASE on proposals regarding conversion of securities. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

CORPORATE REORGANIZATION/DEBT RESTRUCTURING/PREPACKAGED BANKRUPTCY PLANS/REVERSE LEVERAGED BUYOUTS/WRAP PLANS

Vote CASE-BY-CASE on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, taking into consideration the following:

     -    Dilution to existing shareholders' position;

     -    Terms of the offer;

     -    Financial issues;

     -    Management's efforts to pursue other alternatives;

     -    Control issues;

     -    Conflicts of interest.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

FORMATION OF HOLDING COMPANY

Vote CASE-BY-CASE on proposals regarding the formation of a holding company, taking into consideration the following:

     -    The reasons for the change;

     -    Any financial or tax benefits;

     -    Regulatory benefits;

     -    Increases in capital structure;

     -    Changes to the articles of incorporation or bylaws of the company.

     Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

     - Increases in common or preferred stock in excess of the allowable maximum (see discussion under "Capital Structure");

     -    Adverse changes in shareholder rights.

GOING PRIVATE TRANSACTIONS (LBOS, MINORITY SQUEEZEOUTS, AND GOING DARK)

Vote CASE-BY-CASE on going private transactions, taking into account the following:

     -    Offer price/premium;

     -    Fairness opinion;

     -    How the deal was negotiated;

     -    Conflicts of interest;

     -    Other alternatives/offers considered; and

     -    Non-completion risk.

Vote CASE-BY-CASE on "going dark" transactions, determining whether the transaction enhances shareholder value by taking into consideration:

     - Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);

     -    Cash-out value;

     - Whether the interests of continuing and cashed-out shareholders are balanced; and

     -    The market reaction to public announcement of transaction.

JOINT VENTURES

Vote CASE-BY-CASE on proposals to form joint ventures, taking into account the following:

     -    Percentage of assets/business contributed;

     -    Percentage ownership;

     -    Financial and strategic benefits;

     -    Governance structure;

     -    Conflicts of interest;

     -    Other alternatives;

     -    Noncompletion risk.

LIQUIDATIONS

Vote CASE-BY-CASE on liquidations, taking into account the following:

     -    Management's efforts to pursue other alternatives;

     -    Appraisal value of assets; and

     -    The compensation plan for executives managing the liquidation.

Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

MERGERS AND ACQUISITIONS/ ISSUANCE OF SHARES TO FACILITATE MERGER OR ACQUISITION

Vote CASE-BY-CASE on mergers and acquisitions, determining whether the transaction enhances shareholder value by giving consideration to items listed under "Mergers and Corporate Restructurings: Overall Approach."

PRIVATE PLACEMENTS/WARRANTS/CONVERTIBLE DEBENTURES

Vote CASE-BY-CASE on proposals regarding private placements, taking into consideration:

     -    Dilution to existing shareholders' position;

     -    Terms of the offer;

     -    Financial issues;

     -    Management's efforts to pursue other alternatives;

     -    Control issues;

     -    Conflicts of interest.

Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

SPINOFFS

Vote CASE-BY-CASE on spin-offs, considering:

     -    Tax and regulatory advantages;

     -    Planned use of the sale proceeds;

     -    Valuation of spinoff;

     -    Fairness opinion;

     -    Benefits to the parent company;

     -    Conflicts of interest;

     -    Managerial incentives;

     -    Corporate governance changes;

     -    Changes in the capital structure.

VALUE MAXIMIZATION PROPOSALS

Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors:

     -    Prolonged poor performance with no turnaround in sight;

     -    Signs of entrenched board and management;

     -    Strategic plan in place for improving value;

     -    Likelihood of receiving reasonable value in a sale or dissolution; and

     - Whether company is actively exploring its strategic options, including retaining a financial advisor.

6. STATE OF INCORPORATION

CONTROL SHARE ACQUISITION PROVISIONS

Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares.

Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote AGAINST proposals to amend the charter to include control share acquisition provisions.

Vote FOR proposals to restore voting rights to the control shares.

CONTROL SHARE CASH-OUT PROVISIONS

Control share cash-out statutes give dissident shareholders the right to "cash-out" of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.

Vote FOR proposals to opt out of control share cash-out statutes.

DISGORGEMENT PROVISIONS

Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company's stock to disgorge, or pay back, to the company any profits realized from the sale of that company's stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor's gaining control status are subject to these recapture-of-profits provisions.

Vote FOR proposals to opt out of state disgorgement provisions.

FAIR PRICE PROVISIONS

Vote CASE-BY-CASE on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

FREEZE-OUT PROVISIONS

Vote FOR proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.

GREENMAIL

Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.

Vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Vote CASE-BY-CASE on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

REINCORPORATION PROPOSALS

Vote CASE-BY-CASE on proposals to change a company's state of incorporation, taking into consideration both financial and corporate governance concerns, including:

     -    The reasons for reincorporating;

     -    A comparison of the governance provisions;

     -    Comparative economic benefits; and

     -    A comparison of the jurisdictional laws.

Vote FOR re-incorporation when the economic factors outweigh any neutral or negative governance changes.

STAKEHOLDER PROVISIONS

Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

STATE ANTITAKEOVER STATUTES

Vote CASE-BY-CASE on proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

7. CAPITAL STRUCTURE

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Vote FOR management proposals to reduce the par value of common stock.

COMMON STOCK AUTHORIZATION

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company's performance and whether the company's ongoing use of shares has shown prudence. Factors should include, at a minimum, the following:

     -    Rationale;

     - Good performance with respect to peers and index on a five-year total shareholder return basis;

     -    Absence of non-shareholder approved poison pill;

     -    Reasonable equity compensation burn rate;

     -    No non-shareholder approved pay plans; and

     -    Absence of egregious equity compensation practices.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:

     - It is intended for financing purposes with minimal or no dilution to current shareholders;

     - It is not designed to preserve the voting power of an insider or significant shareholder.

ISSUE STOCK FOR USE WITH RIGHTS PLAN

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

PREEMPTIVE RIGHTS

Vote CASE-BY-CASE on shareholder proposals that seek preemptive rights, taking into consideration: the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

PREFERRED STOCK

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

RECAPITALIZATION

Vote CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following:

     -    More simplified capital structure;

     -    Enhanced liquidity;

     -    Fairness of conversion terms;

     -    Impact on voting power and dividends;

     -    Reasons for the reclassification;

     -    Conflicts of interest; and

     -    Other alternatives considered.

REVERSE STOCK SPLITS

Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

Vote FOR management proposals to implement a reverse stock split to avoid delisting.

Vote CASE-BY-CASE on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue based on the allowable increased calculated using the Capital Structure model.

SHARE REPURCHASE PROGRAMS

Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

TRACKING STOCK

Vote CASE-BY-CASE on the creation of tracking stock, weighing the strategic value of the transaction against such factors as:

     -    Adverse governance changes;

     -    Excessive increases in authorized capital stock;

     -    Unfair method of distribution;

     -    Diminution of voting rights;

     -    Adverse conversion features;

     -    Negative impact on stock option plans; and

     -    Alternatives such as spin-off.

8. EXECUTIVE AND DIRECTOR COMPENSATION

EQUITY COMPENSATION PLANS

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

     -    The total cost of the company's equity plans is unreasonable;

     - The plan expressly permits the repricing of stock options without prior shareholder approval;

     -    There is a disconnect between CEO pay and the company's performance;

     - The company's three year burn rate exceeds the greater of 2% and the mean plus 1 standard deviation of its industry group; or

     -    The plan is a vehicle for poor pay practices.

Each of these factors is further described below:

COST OF EQUITY PLANS

Generally, vote AGAINST equity plans if the cost is unreasonable. For non-employee director plans, vote FOR the plan if certain factors are met (see Director Compensation section).

The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders' equity flowing out of the company to employees and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised. All award types are valued. For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full value awards), the assumption is made that all awards to be granted will be the most expensive types. See discussion of specific types of awards.

The Shareholder Value Transfer is reasonable if it falls below the company-specific allowable cap. The allowable cap is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard GICS) are identified. Benchmark SVT levels for each industry are established based on these top performers' historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company-specific performance measures, size and cash compensation into the industry cap equations to arrive at the company's allowable cap.

REPRICING PROVISIONS

Vote AGAINST plans that expressly permit the repricing of underwater stock options without prior shareholder approval, even if the cost of the plan is reasonable. Also, WITHHOLD from members of the Compensation Committee who approved and/or implemented an option exchange program by repricing and buying out underwater options for stock, cash or other consideration or canceling underwater options and regranting options with a lower exercise price without prior shareholder approval, even if such repricings are allowed in their equity plan.

Vote AGAINST plans if the company has a history of repricing options without shareholder approval, and the applicable listing standards would not preclude them from doing so.

PAY-FOR PERFORMANCE DISCONNECT

Generally vote AGAINST plans in which:

     - there is a disconnect between the CEO's pay and company performance (an increase in pay and a decrease in performance);

     -    the main source of the pay increase (over half) is equity-based, and

     -    the CEO is a participant of the equity proposal.

Performance decreases are based on negative one- and three-year total shareholder returns. CEO pay increases are based on the CEO's total direct compensation (salary, cash bonus, present value of stock options, face value of restricted stock, value of non-equity incentive payouts, change in pension value and nonqualified deferred compensation earnings, and all other compensation) increasing over the previous year.

WITHHOLD votes from the Compensation Committee members when the company has a pay for performance disconnect.

On a CASE-BY-CASE basis, vote for equity plans and FOR compensation committee members with a pay-for-performance disconnect if compensation committee members can present strong and compelling evidence of improved committee performance. This evidence must go beyond the usual compensation committee report disclosure. This additional evidence necessary includes all of the following:

     - The compensation committee has reviewed all components of the CEO's compensation, including the following:

          -    Base salary, bonus, long-term incentives;

          - Accumulative realized and unrealized stock option and, restricted stock gains;

          - Dollar value of perquisites and other personal benefits to the CEO and the total cost to the company;

          - Earnings and accumulated payment obligations under the company's nonqualified deferred compensation program;

          - Actual projected payment obligations under the company's supplemental executive retirement plan (SERPs).

     - A tally sheet with all the above components should be disclosed for the following termination scenarios:

          -    Payment if termination occurs within 12 months: $__________;

          -    Payment if "not for cause" termination occurs within 12 months:
               $__________;

          - Payment if "change of control" termination occurs within 12 months: $__________;

     - The compensation committee is committed to providing additional information on the named executives' annual cash bonus program and/or long-term incentive cash plan for the current fiscal year. The compensation committee will provide full disclosure of the qualitative and quantitative performance criteria and hurdle rates used to determine the payouts of the cash program. From this disclosure, shareholders will know the minimum level of performance required for any cash bonus to be delivered, as well as the maximum cash bonus payable for superior performance.

The repetition of the compensation committee report does not meet ISS' requirement of compelling and strong evidence of improved disclosure. The level of transparency and disclosure is at the highest level where shareholders can understand the mechanics of the annual cash bonus and/or long-term incentive cash plan based on the additional disclosure.

     - The compensation committee is committed to granting a substantial portion of performance-based equity awards to the named executive officers. A substantial portion of performance-based awards would be at least 50 percent of the shares awarded to each of the named executive officers. Performance-based equity awards are earned or paid out based on the achievement of company performance targets. The company will disclose the details of the performance criteria (e.g., return on equity) and the hurdle rates (e.g., 15 percent) associated with the performance targets. From this disclosure, shareholders will know the minimum level of performance required for any equity grants to be made. The performance-based equity awards do not refer to non-qualified stock options(1) or performance-accelerated grants(2). Instead, performance-based equity awards are performance-contingent grants where the individual will not receive the equity grant by not meeting the target performance and vice versa.

The level of transparency and disclosure is at the highest level where shareholders can understand the mechanics of the performance-based equity awards based on the additional disclosure.

     - The compensation committee has the sole authority to hire and fire outside compensation consultants. The role of the outside compensation consultant is to assist the compensation committee to analyze executive pay packages or contracts and understand the company's financial measures.

(1) Non-qualified stock options are not performance-based awards unless the grant or the vesting of the stock options is tied to the achievement of a pre-determined and disclosed performance measure. A rising stock market will generally increase share prices of all companies, despite of the company's underlying performance.

(2) Performance-accelerated grants are awards that vest earlier based on the achievement of a specified measure. However, these grants will ultimately vest over time even without the attainment of the goal(s).

THREE-YEAR BURN RATE/BURN RATE COMMITMENT

Generally vote AGAINST plans if the company's most recent three-year burn rate exceeds one standard deviation in excess of the industry mean (per the following Burn Rate Table) and is over two percent of common shares outstanding. The three-year burn rate policy does not apply to non-employee director plans unless outside directors receive a significant portion of shares each year.

However, vote FOR equity plans if the company fails this burn rate test but the company commits in a public filing to a three-year average burn rate equal to its GICS group burn rate mean plus one standard deviation (or 2%, whichever is greater), assuming all other conditions for voting FOR the plan have been met.

If a company fails to fulfill its burn rate commitment, vote to WITHHOLD from the compensation committee.

Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:

     - It is intended for financing purposes with minimal or no dilution to current shareholders;

     - It is not designed to preserve the voting power of an insider or significant shareholder.

                              2007 BURN RATE TABLE

                                                                  RUSSELL 3000              NON-RUSSELL 3000
                                                           -------------------------   -------------------------
                                                                   STANDARD   MEAN +           STANDARD   MEAN +
                                DESCRIPTION                MEAN   DEVIATION    STDEV   MEAN   DEVIATION    STDEV
                   -------------------------------------   ----   ---------   ------   ----   ---------   ------
      1010         Energy                                  1.37%    0.92%      2.29%   1.76%    2.01%      3.77%
      1510         Materials                               1.23%    0.62%      1.85%   2.21%    2.15%      4.36%
      2010         Capital Goods                           1.60%    0.98%      2.57%   2.34%    1.98%      4.32%
      2020         Commercial Services & Supplies          2.39%    1.42%      3.81%   2.25%    1.93%      4.18%
      2030         Transportation                          1.30%    1.01%      2.31%   1.92%    1.95%      3.86%
      2510         Automobiles & Components                1.93%    0.98%      2.90%   2.37%    2.32%      4.69%
      2520         Consumer Durables & Apparel             1.97%    1.12%      3.09%   2.02%    1.68%      3.70%
      2530         Hotels Restaurants & Leisure            2.22%    1.19%      3.41%   2.29%    1.88%      4.17%
      2540         Media                                   1.78%    0.92%      2.70%   3.26%    2.36%      5.62%
      2550         Retailing                               1.95%    1.10%      3.05%   2.92%    2.21%      5.14%
3010, 3020, 3030   Food & Staples Retailing                1.66%    1.25%      2.91%   1.90%    2.00%      3.90%
      3510         Health Care Equipment & Services        2.87%    1.32%      4.19%   3.51%    2.31%      5.81%
      3520         Pharmaceuticals & Biotechnology         3.12%    1.38%      4.50%   3.96%    2.89%      6.85%
      4010         Banks                                   1.31%    0.89%      2.20%   1.15%    1.10%      2.25%

      4020         Diversified Financials                  2.13%    1.64%      3.76%   4.84%    5.03%      9.87%
      4030         Insurance                               1.34%    0.88%      2.22%   1.60%    1.96%      3.56%
      4040         Real Estate                             1.21%    1.02%      2.23%   1.21%    1.02%      2.23%
      4510         Software & Services                     3.77%    2.05%      5.82%   5.33%    3.13%      8.46%
      4520         Technology Hardware & Equipment         3.05%    1.65%      4.70%   3.58%    2.34%      5.92%
      4530         Semiconductors & Semiconductor Equip.   3.76%    1.64%      5.40%   4.48%    2.46%      6.94%
      5010         Telecommunication Services              1.71%    0.99%      2.70%   2.98%    2.94%      5.92%
      5510         Utilities                               0.84%    0.51%      1.35%   0.84%    0.51%      1.35%

For companies that grant both full value awards and stock options to their employees, ISS shall apply a premium on full value awards for the past three fiscal years. The guideline for applying the premium is as follows:

                             ANNUAL STOCK PRICE
CHARACTERISTICS                  VOLATILITY                             PREMIUM
---------------              ------------------   --------------------------------------------------
High annual volatility       53% and higher       1 full-value award will count as 1.5 option shares
Moderate annual volatility   25% - 52%            1 full-value award will count as 2.0 option shares
Low annual volatility        Less than 25%        1 full-value award will count as 4.0 option shares

POOR PAY PRACTICES

Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.

WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices. The following practices, while not exhaustive, are examples of poor compensation practices that may warrant withholding votes:

- Egregious employment contracts (e.g., those containing multi-year guarantees for bonuses and grants);

- Excessive perks that dominate compensation (e.g., tax gross-ups for personal use of corporate aircraft);

- Huge bonus payouts without justifiable performance linkage or proper disclosure;

- Performance metrics that are changed (e.g., canceled or replaced during the performance period without adequate explanation of the action and the link to performance);

- Egregious pension/SERP (supplemental executive retirement plan) payouts (e.g., the inclusion of additional years of service not worked or inclusion of performance-based equity awards in the pension calculation);

- New CEO awarded an overly generous new hire package (e.g., including excessive "make whole" provisions or any of the poor pay practices listed in this policy);

- Excessive severance provisions (e.g., including excessive change in control payments);

- Change in control payouts without loss of job or substantial diminution of job duties;

-    Internal pay disparity;

-    Options backdating (covered in a separate policy); and

-    Other excessive compensation payouts or poor pay practices at the company.

SPECIFIC TREATMENT OF CERTAIN AWARD TYPES IN EQUITY PLAN EVALUATIONS:

DIVIDEND EQUIVALENT RIGHTS

Options that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.

LIBERAL SHARE RECYCLING PROVISIONS

Under net share counting provisions, shares tendered by an option holder to pay for the exercise of an option, shares withheld for taxes or shares repurchased by the company on the open market can be recycled back into the equity plan for awarding again. All awards with such provisions should be valued as full-value awards. Stock-settled stock appreciation rights (SSARs) will also be considered as full-value awards if a company counts only the net shares issued to employees towards their plan reserve.

OTHER COMPENSATION PROPOSALS AND POLICIES

401 (K) EMPLOYEE BENEFIT PLANS

Vote FOR proposals to implement a 401 (k) savings plan for employees.

DIRECTOR COMPENSATION

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company's allowable cap.

On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans exceed the allowable cap. Vote for the plan if ALL of the following qualitative factors in the board's compensation are met and disclosed in the proxy statement:

     - Director stock ownership guidelines with a minimum of three times the annual cash retainer.

     -    Vesting schedule or mandatory holding/deferral period:

          - A minimum vesting of three years for stock options or restricted stock; or

          - Deferred stock payable at the end of a three-year deferral period.

     -    Mix between cash and equity:

          - A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity; or

          - If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

     - No retirement/benefits and perquisites provided to non-employee directors; and

     - Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

DIRECTOR RETIREMENT PLANS

Vote AGAINST retirement plans for non-employee directors.

Vote FOR shareholder proposals to eliminate retirement plans for non-employee directors.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).

EMPLOYEE STOCK PURCHASE PLANS -- QUALIFIED PLANS

Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:

     -    Purchase price is at least 85 percent of fair market value;

     -    Offering period is 27 months or less; and

     - The number of shares allocated to the plan is ten percent or less of the outstanding shares.

Vote AGAINST qualified employee stock purchase plans where any of the following apply:

     -    Purchase price is less than 85 percent of fair market value; or

     -    Offering period is greater than 27 months; or

     - The number of shares allocated to the plan is more than ten percent of the outstanding shares.

EMPLOYEE STOCK PURCHASE PLANS -- NON-QUALIFIED PLANS

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

     - Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

     - Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

     - Company matching contribution up to 25 percent of employee's contribution, which is effectively a discount of 20 percent from market value;

     - No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee's contribution, evaluate the cost of the plan against its allowable cap.

INCENTIVE BONUS PLANS AND TAX DEDUCTIBILITY PROPOSALS (OBRA-RELATED COMPENSATION PROPOSALS)

Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

Vote CASE-BY-CASE on amendments to existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) as long as the plan does not exceed the allowable cap and the plan does not violate any of the supplemental policies.

Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

OPTIONS BACKDATING

In cases where a company has practiced options backdating, WITHHOLD on a CASE-BY-CASE basis from the members of the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. WITHHOLD from the compensation committee members who oversaw the questionable options grant practices or from current compensation committee members who fail to respond to the issue proactively, depending on several factors, including, but not limited to:

     - Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

     -    Length of time of options backdating;

     -    Size of restatement due to options backdating;

     - Corrective actions taken by the board or compensation committee, such as canceling or repricing backdated options, or recoupment of option gains on backdated grants;

     - Adoption of a grant policy that prohibits backdating, and creation of a fixed grant schedule or window period for equity grants going forward.

OPTION EXCHANGE PROGRAMS/REPRICING OPTIONS

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options taking into consideration:

     - Historic trading patterns--the stock price should not be so volatile that the options are likely to be back "in-the-money" over the near term;

     - Rationale for the re-pricing--was the stock price decline beyond management's control?

     -    Is this a value-for-value exchange?

     -    Are surrendered stock options added back to the plan reserve?

     - Option vesting--does the new option vest immediately or is there a black-out period?

     - Term of the option--the term should remain the same as that of the replaced option;

     -    Exercise price--should be set at fair market or a premium to market;

     -    Participants--executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company's three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company's stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

STOCK PLANS IN LIEU OF CASH

Vote CASE-by-CASE on plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock.

Vote FOR non-employee director only equity plans which provide a dollar-for-dollar cash for stock exchange.

Vote CASE-by-CASE on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, ISS will not make any adjustments to carve out the in-lieu-of cash compensation.

TRANSFER PROGRAMS OF STOCK OPTIONS

One-time Transfers: WITHHOLD votes from compensation committee members if they fail to submit one-time transfers for to shareholders for approval.

Vote CASE-BY-CASE on one-time transfers. Vote FOR if:

     - Executive officers and non-employee directors are excluded from participating;

     - Stock options are purchased by third-party financial institutions at a discount to their fair-value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;

     - There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.

Additionally, management should provide a clear explanation of why options are being transferred and whether the events leading up to the decline in stock price were beyond management's control. A review of the company's historic stock price volatility should indicate if the options are likely to be back "in-the-money" over the near term.

SHAREHOLDER PROPOSALS ON COMPENSATION

ADVISORY VOTE ON EXECUTIVE COMPENSATION (SAY-ON-PAY)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

COMPENSATION CONSULTANTS- DISCLOSURE OF BOARD OR COMPANY'S UTILIZATION

Generally vote FOR shareholder proposals seeking disclosure regarding the Company, Board, or Board committee's use of compensation consultants, such as company name, business relationship(s) and fees paid.

DISCLOSURE/SETTING LEVELS OR TYPES OF COMPENSATION FOR EXECUTIVES AND DIRECTORS

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

Vote AGAINST shareholder proposals requiring director fees be paid in stock only.

Vote CASE-BY-CASE on all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

OPTION REPRICING

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

PAY FOR SUPERIOR PERFORMANCE

Generally vote FOR shareholder proposals based on a case-by-case analysis that requests the board establish a pay-for-superior performance standard in the company's executive compensation plan for senior executives. The proposals call for:

     - the annual incentive component of the plan should utilize financial performance criteria that can be benchmarked against peer group performance, and provide that no annual bonus be awarded based on financial performance criteria unless the company exceeds the median or mean performance of a disclosed group of peer companies on the selected financial criteria;

     - the long-term equity compensation component of the plan should utilize financial and/or stock price performance criteria that can be benchmarked against peer group performance, and any options, restricted shares, or other equity compensation used should be structured so that compensation is received only when company performance exceeds the median or mean performance of the peer group companies on the selected financial and stock price performance criteria; and

     - the plan disclosure should allow shareholders to monitor the correlation between pay and performance.

Consider the following factors in evaluating this proposal:

     - What aspects of the company's annual and long -term equity incentive programs are performance driven?

     - If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?

     - Can shareholders assess the correlation between pay and performance based on the current disclosure?

     - What type of industry and stage of business cycle does the company belong to?

PENSION PLAN INCOME ACCOUNTING

Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.

PERFORMANCE-BASED AWARDS

Vote CASE-BY-CASE on shareholder proposal requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:

- First, vote FOR shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a "substantial" portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a premium of at least 25 percent and higher to be considered performance- based awards.

- Second, assess the rigor of the company's performance-based equity program. If the bar set for the performance-based program is too low based on the company's historical or peer group comparison, generally vote FOR the proposal. Furthermore, if target performance results in an above target payout, vote FOR the shareholder proposal due to program's poor design. If the company does not disclose the performance metric of the performance-based equity program, vote FOR the shareholder proposal regardless of the outcome of the first step to the test.

In general, vote FOR the shareholder proposal if the company does not meet both of the above two steps.

SEVERANCE AGREEMENTS FOR EXECUTIVES/GOLDEN PARACHUTES

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:

     -    The triggering mechanism should be beyond the control of management;

     - The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs;

     - Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

SUPPLEMENTAL EXECUTIVE RETIREMENT PLANS (SERPS)

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company's executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company's supplemental executive retirement plan
(SERP) by limiting covered compensation to a senior executive's annual salary and excluding of all incentive or bonus pay from the plan's definition of covered compensation used to establish such benefits.

9. CORPORATE RESPONSIBILITY

CONSUMER ISSUES AND PUBLIC SAFETY

ANIMAL RIGHTS

Generally vote AGAINST proposals to phase out the use of animals in product testing unless:

     - The company is conducting animal testing programs that are unnecessary or not required by regulation;

     - The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;


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     -    The company has been the subject of recent, significant controversy related to its testing programs.

Generally vote FOR proposals seeking a report on the company's animal welfare standards unless:

     - The company has already published a set of animal welfare standards and monitors compliance;

     - The company's standards are comparable to or better than those of peer firms; and

     - There are no serious controversies surrounding the company's treatment of animals.

DRUG PRICING

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.

Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:

     -    The existing level of disclosure on pricing policies;

     -    Deviation from established industry pricing norms;

     - The company's existing initiatives to provide its products to needy consumers;

     - Whether the proposal focuses on specific products or geographic regions.

DRUG REIMPORTATION

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug reimportation unless such information is already publicly disclosed.

Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation.

GENETICALLY MODIFIED FOODS

Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:

     - The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution;

     - The quality of the company's disclosure on GE product labeling and related voluntary initiatives and how this disclosure compares with peer company disclosure;

     - Company's current disclosure on the feasibility of GE product labeling, including information on the related costs;

     - Any voluntary labeling initiatives undertaken or considered by the company.

Vote CASE-BY-CASE on proposals asking for the preparation of a report on the financial, legal, and environmental impact of continued use of GE ingredients/seeds. Evaluate the following:

     - The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution;

     - The quality of the company's disclosure on risks related to GE product use and how this disclosure compares with peer company disclosure;

     - The percentage of revenue derived from international operations, particularly in Europe, where GE products are more regulated and consumer backlash is more pronounced.

Vote AGAINST proposals seeking a report on the health and environmental effects of genetically modified organisms (GMOs). Health studies of this sort are better undertaken by regulators and the scientific community.


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Vote AGAINST proposals to completely phase out GE ingredients from the company's products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company's products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to federal regulators) that outweigh the economic benefits derived from biotechnology.

HANDGUNS

Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

HIV/AIDS

Vote CASE-BY-CASE on requests for reports outlining the impact of the health pandemic (HIV/AIDS, malaria and tuberculosis) on the company's Sub-Saharan operations and how the company is responding to it, taking into account:

     - The nature and size of the company's operations in Sub-Saharan Africa and the number of local employees;

     - The company's existing healthcare policies, including benefits and healthcare access for local workers;

     -    Company donations to healthcare providers operating in the region.

Vote AGAINST proposals asking companies to establish, implement, and report on a standard of response to the HIV/AIDS, TB, and malaria health pandemic in Africa and other developing countries, unless the company has significant operations in these markets and has failed to adopt policies and/or procedures to address these issues comparable to those of industry peers.

PREDATORY LENDING

Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

     - Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices;

     - Whether the company has adequately disclosed the financial risks of its subprime business;

     - Whether the company has been subject to violations of lending laws or serious lending controversies;

     -    Peer companies' policies to prevent abusive lending practices.

TOBACCO

Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

Second-hand smoke:

     - Whether the company complies with all local ordinances and regulations;

     - The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness;

     -    The risk of any health-related liabilities.


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Advertising to youth:

     - Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations;

     - Whether the company has gone as far as peers in restricting advertising;

     - Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth;

     - Whether restrictions on marketing to youth extend to foreign countries.

Cease production of tobacco-related products or avoid selling products to tobacco companies:

     -    The percentage of the company's business affected;

     - The economic loss of eliminating the business versus any potential tobacco-related liabilities.

Spin-off tobacco-related businesses:

     -    The percentage of the company's business affected;

     -    The feasibility of a spin-off;

     - Potential future liabilities related to the company's tobacco business.

Stronger product warnings:

Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:

Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

TOXIC CHEMICALS

Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals.

Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals, considering:

     -    Current regulations in the markets in which the company operates;

     - Recent significant controversy, litigation, or fines stemming from toxic chemicals or ingredients at the company; and

     -    The current level of disclosure on this topic.

Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe unless such actions are required by law in specific markets.

ENVIRONMENT AND ENERGY

ARCTIC NATIONAL WILDLIFE REFUGE

Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:

     - New legislation is adopted allowing development and drilling in the ANWR region;

     -    The company intends to pursue operations in the ANWR; and

     - The company does not currently disclose an environmental risk report for their operations in the ANWR.

CERES PRINCIPLES

Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

     - The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES;

     - The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills;

     - Environmentally conscious practices of peer companies, including endorsement of CERES;


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     -    Costs of membership and implementation.

CLIMATE CHANGE

In general, vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company's operations unless:

     - The company already provides current, publicly-available information on the perceived impact that climate change may have on the company as well as associated policies and procedures to address such risks and/or opportunities;

     - The company's level of disclosure is comparable to or better than information provided by industry peers; and

     - There are no significant fines, penalties, or litigation associated with the company's environmental performance.

CONCENTRATED AREA FEEDING OPERATIONS (CAFOS)

Vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs unless:

     - The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or

     -    The company does not directly source from CAFOs.

ENVIRONMENTAL-ECONOMIC RISK REPORT

Vote CASE-BY-CASE on proposals requesting an economic risk assessment of environmental performance considering:

     -    The feasibility of financially quantifying environmental risk factors;

     - The company's compliance with applicable legislation and/or regulations regarding environmental performance;

     -    The costs associated with implementing improved standards;

     - The potential costs associated with remediation resulting from poor environmental performance; and

     - The current level of disclosure on environmental policies and initiatives.

ENVIRONMENTAL REPORTS

Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

GLOBAL WARMING

Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company's line of business.

Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.

KYOTO PROTOCOL COMPLIANCE

Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:

     -    The company does not maintain operations in Kyoto signatory markets;

     - The company already evaluates and substantially discloses such information; or,

     - Greenhouse gas emissions do not significantly impact the company's core businesses.

LAND USE

Generally vote AGAINST resolutions that request the disclosure of detailed information on a company's policies related to land use or development unless the.company has been the subject of recent, significant fines or litigation stemming from its land use.


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NUCLEAR SAFETY

Generally vote AGAINST resolutions requesting that companies report on risks associated with their nuclear reactor designs and/or the production and interim storage of irradiated fuel rods unless:

     - The company does not have publicly disclosed guidelines describing its policies and procedures for addressing risks associated with its operations;

     - The company is non-compliant with Nuclear Regulatory Commission (NRC) requirements; or

     - The company stands out amongst its peers or competitors as having significant problems with safety or environmental performance related to its nuclear operations.

OPERATIONS IN PROTECTED AREAS

Generally vote FOR requests for reports outlining potential environmental damage from operations in protected regions, including wildlife refuges unless:

     - The company does not currently have operations or plans to develop operations in these protected regions; or,

     - The company provides disclosure on its operations and environmental policies in these regions comparable to industry peers.

RECYCLING

Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

     -    The nature of the company's business and the percentage affected;

     -    The extent that peer companies are recycling;

     -    The timetable prescribed by the proposal;

     -    The costs and methods of implementation;

     - Whether the company has a poor environmental track record, such as violations of federal and state regulations.

RENEWABLE ENERGY

In general, vote FOR requests for reports on the feasibility of developing renewable energy sources unless the report is duplicative of existing disclosure or irrelevant to the company's line of business.

Generally vote AGAINST proposals requesting that the company invest in renewable energy sources. Such decisions are best left to management's evaluation of the feasibility and financial impact that such programs may have on the company.

SUSTAINABILITY REPORT

Generally vote FOR proposals requesting the company to report on policies and initiatives related to social, economic, and environmental sustainability, unless:

     - The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

     - The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

GENERAL CORPORATE ISSUES

CHARITABLE/POLITICAL CONTRIBUTIONS

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

     - The company is in compliance with laws governing corporate political activities; and

     - The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.


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Vote AGAINST proposals to publish in newspapers and public media the company's political contributions as such publications could present significant cost to the company without providing commensurate value to shareholders.

Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions considering:

     - Recent significant controversy or litigation related to the company's political contributions or governmental affairs; and

     -    The public availability of a policy on political contributions.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

DISCLOSURE OF LOBBYING EXPENDITURES/INITIATIVES

Vote CASE-BY-CASE on proposals requesting information on a company's lobbying initiatives, considering any significant controversy or litigation surrounding a company's public policy activities, the current level of disclosure on lobbying strategy, and the impact that the policy issue may have on the company's business operations.

LINK EXECUTIVE COMPENSATION TO SOCIAL PERFORMANCE

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

     -    The relevance of the issue to be linked to pay;

     - The degree that social performance is already included in the company's pay structure and disclosed;

     - The degree that social performance is used by peer companies in setting pay;

     - Violations or complaints filed against the company relating to the particular social performance measure;

     - Artificial limits sought by the proposal, such as freezing or capping executive pay

     -    Independence of the compensation committee;

     -    Current company pay levels.

OUTSOURCING/OFFSHORING

Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering:

     -    Risks associated with certain international markets;

     -    The utility of such a report to shareholders;

     - The existence of a publicly available code of corporate conduct that applies to international operations.


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LABOR STANDARDS AND HUMAN RIGHTS

CHINA PRINCIPLES

Vote AGAINST proposals to implement the China Principles unless:

     - There are serious controversies surrounding the company's China operations; and

     - The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

COUNTRY-SPECIFIC HUMAN RIGHTS REPORTS

Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:

     -    The nature and amount of company business in that country;

     -    The company's workplace code of conduct;

     -    Proprietary and confidential information involved;

     -    Company compliance with U.S. regulations on investing in the country;

     -    Level of peer company involvement in the country.

INTERNATIONAL CODES OF CONDUCT/VENDOR STANDARDS

Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

     - The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent;

     -    Agreements with foreign suppliers to meet certain workplace standards;

     -    Whether company and vendor facilities are monitored and how;

     -    Company participation in fair labor organizations;

     -    Type of business;

     -    Proportion of business conducted overseas;

     -    Countries of operation with known human rights abuses;

     - Whether the company has been recently involved in significant labor and human rights controversies or violations;

     -    Peer company standards and practices;

     -    Union presence in company's international factories.

Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:

     - The company does not operate in countries with significant human rights violations;

     -    The company has no recent human rights controversies or violations; or

     - The company already publicly discloses information on its vendor standards compliance.

MACBRIDE PRINCIPLES

Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

     - Company compliance with or violations of the Fair Employment Act of 1989;

     - Company antidiscrimination policies that already exceed the legal requirements;

     -    The cost and feasibility of adopting all nine principles;

     - The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles);

     -    The potential for charges of reverse discrimination;

     - The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted;

     -    The level of the company's investment in Northern Ireland;

     -    The number of company employees in Northern Ireland;

     -    The degree that industry peers have adopted the MacBride Principles;

     - Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.


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MILITARY BUSINESS

FOREIGN MILITARY SALES/OFFSETS

Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

LANDMINES AND CLUSTER BOMBS

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:

     -    Whether the company has in the past manufactured landmine components;

     -    Whether the company's peers have renounced future production.

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:

     -    What weapons classifications the proponent views as cluster bombs;

     - Whether the company currently or in the past has manufactured cluster bombs or their components;

     -    The percentage of revenue derived from cluster bomb manufacture;

     -    Whether the company's peers have renounced future production.

NUCLEAR WEAPONS

Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

OPERATIONS IN NATIONS SPONSORING TERRORISM (E.G., IRAN)

Vote CASE-BY-CASE on requests for a board committee review and report outlining the company's financial and reputational risks from its operations in a terrorism-sponsoring state, taking into account current disclosure on:

     - The nature and purpose of the operations and the amount of business involved (direct and indirect revenues and expenses) that could be affected by political disruption;

     -    Compliance with U.S. sanctions and laws.

SPACED-BASED WEAPONIZATION

Generally vote FOR reports on a company's involvement in spaced-based weaponization unless:

     -    The information is already publicly available; or

     -    The disclosures sought could compromise proprietary information.

WORKPLACE DIVERSITY

BOARD DIVERSITY

Generally vote FOR reports on the company's efforts to diversify the board, unless:

     - The board composition is reasonably inclusive in relation to companies of similar size and business; or

     - The board already reports on its nominating procedures and diversity initiatives.

Generally vote AGAINST proposals that would call for the adoption of specific committee charter language regarding diversity initiatives unless the company fails to publicly disclose existing equal opportunity or non-discrimination policies.


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Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:

     -    The degree of board diversity;

     -    Comparison with peer companies;

     -    Established process for improving board diversity;

     -    Existence of independent nominating committee;

     -    Use of outside search firm;

     -    History of EEO violations.

EQUAL EMPLOYMENT OPPORTUNITY (EEO)

Generally vote FOR reports outlining the company's affirmative action initiatives unless all of the following apply:

     -    The company has well-documented equal opportunity programs;

     - The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity; and

     -    The company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

GLASS CEILING

Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:

     - The composition of senior management and the board is fairly inclusive;

     - The company has well-documented programs addressing diversity initiatives and leadership development;

     - The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity; and

     - The company has had no recent, significant EEO-related violations or litigation.

SEXUAL ORIENTATION

Vote FOR proposals seeking to amend a company's EEO statement in order to prohibit discrimination based on sexual orientation, unless the change would result in excessive costs for the company.

Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefits decisions should be left to the discretion of the company.

10. MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

CONVERTING CLOSED-END FUND TO OPEN-END FUND

Vote CASE-BY-CASE on conversion proposals, considering the following factors:

     -    Past performance as a closed-end fund;

     -    Market in which the fund invests;

     -    Measures taken by the board to address the discount; and

     - Past shareholder activism, board activity, and votes on related proposals.

PROXY CONTESTS

Vote CASE-BY-CASE on proxy contests, considering the following factors:

     -    Past performance relative to its peers;

     -    Market in which fund invests;


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     -    Measures taken by the board to address the issues;

     - Past shareholder activism, board activity, and votes on related proposals;

     -    Strategy of the incumbents versus the dissidents;

     -    Independence of directors;

     -    Experience and skills of director candidates;

     -    Governance profile of the company;

     -    Evidence of management entrenchment.

INVESTMENT ADVISORY AGREEMENTS

Vote CASE-BY-CASE on investment advisory agreements, considering the following factors:

     -    Proposed and current fee schedules;

     -    Fund category/investment objective;

     -    Performance benchmarks;

     -    Share price performance as compared with peers;

     -    Resulting fees relative to peers;

     -    Assignments (where the advisor undergoes a change of control).

APPROVING NEW CLASSES OR SERIES OF SHARES

Vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Vote CASE-BY-CASE on the authorization for or increase in preferred shares, considering the following factors:

     -    Stated specific financing purpose;

     -    Possible dilution for common shares;

     -    Whether the shares can be used for antitakeover purposes.

1940 ACT POLICIES

Vote CASE-BY-CASE on policies under the Investment Advisor Act of 1940, considering the following factors:

     -    Potential competitiveness;

     -    Regulatory developments;

     -    Current and potential returns; and

     -    Current and potential risk.

Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION

Vote CASE-BY-CASE on proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

     -    The fund's target investments;

     -    The reasons given by the fund for the change; and

     -    The projected impact of the change on the portfolio.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

Vote AGAINST proposals to change a fund's fundamental investment objective to non-fundamental.

NAME CHANGE PROPOSALS

Vote CASE-BY-CASE on name change proposals, considering the following factors:

     -    Political/economic changes in the target market;

     -    Consolidation in the target market; and

     -    Current asset composition.


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CHANGE IN FUND'S SUBCLASSIFICATION

Vote CASE-BY-CASE on changes in a fund's sub-classification, considering the following factors:

     -    Potential competitiveness;

     -    Current and potential returns;

     -    Risk of concentration;

     -    Consolidation in target industry.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote CASE-BY-CASE on proposals to dispose of assets, to terminate or liquidate, considering the following factors:

     -    Strategies employed to salvage the company;

     -    The fund's past performance;

     -    The terms of the liquidation.

CHANGES TO THE CHARTER DOCUMENT

Vote CASE-BY-CASE on changes to the charter document, considering the following factors:

     -    The degree of change implied by the proposal;

     -    The efficiencies that could result;

     -    The state of incorporation;

     -    Regulatory standards and implications.

Vote AGAINST any of the following changes:

     - Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series;

     - Removal of shareholder approval requirement for amendments to the new declaration of trust;

     - Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act;

     - Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares;

     - Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements;

     - Removal of shareholder approval requirement to change the domicile of the fund.

CHANGING THE DOMICILE OF A FUND

Vote CASE-BY-CASE on re-incorporations, considering the following factors:

     -    Regulations of both states;

     -    Required fundamental policies of both states;

     -    The increased flexibility available.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL

Vote AGAINST proposals authorizing the board to hire/terminate subadvisors without shareholder approval.

DISTRIBUTION AGREEMENTS

Vote CASE-BY-CASE on distribution agreement proposals, considering the following factors:

     -    Fees charged to comparably sized funds with similar objectives;

     -    The proposed distributor's reputation and past performance;

     -    The competitiveness of the fund in the industry;

     -    The terms of the agreement.

MASTER-FEEDER STRUCTURE

Vote FOR the establishment of a master-feeder structure.


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MERGERS

Vote CASE-BY-CASE on merger proposals, considering the following factors:

     -    Resulting fee structure;

     -    Performance of both funds;

     -    Continuity of management personnel;

     - Changes in corporate governance and their impact on shareholder rights.

SHAREHOLDER PROPOSALS FOR MUTUAL FUNDS

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the proxy solicitation expenses.

TERMINATE THE INVESTMENT ADVISOR

Vote CASE-BY-CASE on proposals to terminate the investment advisor, considering the following factors:

     -    Performance of the fund's Net Asset Value (NAV);

     -    The fund's history of shareholder relations;

     -    The performance of other funds under the advisor's management.

              ISS 2007 INTERNATIONAL PROXY VOTING GUIDELINESSUMMARY
                       EFFECTIVE FOR MEETINGS FEB. 1, 2007
                              UPDATED DEC. 15, 2006

The following is a concise summary of the ISS general policies for voting non-U.S. proxies. In addition, ISS has country- and market-specific policies, which are not captured below.

OPERATIONAL ITEMS
   Financial Results/Director and Auditor Reports .......................   C-73
   Appointment of Auditors and Auditor Fees .............................   C-73
   Appointment of Internal Statutory Auditors ...........................   C-73
   Allocation of Income .................................................   C-73
   Stock (Scrip) Dividend Alternative ...................................   C-73
   Amendments to Articles of Association ................................   C-73
   Change in Company Fiscal Term ........................................   C-73
   Lower Disclosure Threshold for Stock Ownership .......................   C-73
   Amend Quorum Requirements ............................................   C-73
   Transact Other Business ..............................................   C-73

BOARD OF DIRECTORS ......................................................   C-73
   Director Elections ...................................................   C-74
   2007 International Classification of Directors .......................   C-75
   Director Compensation ................................................   C-76
   Discharge of Board and Management ....................................   C-76
   Director, Officer, and Auditor Indemnification and Liability .........   C-76
      Provisions ........................................................   C-76
   Board Structure ......................................................   C-76

CAPITAL STRUCTURE .......................................................   C-77
   Share Issuance Requests ..............................................   C-77
   Increases in Authorized Capital ......................................   C-77
   Reduction of Capital .................................................   C-77
   Capital Structures ...................................................   C-77
   Preferred Stock ......................................................   C-77
   Debt Issuance Requests ...............................................   C-78
   Pledging of Assets for Debt ..........................................   C-78
   Increase in Borrowing Powers .........................................   C-78
   Share Repurchase Plans ...............................................   C-78
   Reissuance of Shares Repurchased .....................................   C-78
   Capitalization of Reserves for Bonus Issues/Increase in Par Value ....   C-78

OTHER ...................................................................   C-78
   Reorganizations/Restructurings .......................................   C-78
   Mergers and Acquisitions .............................................   C-78
   Mandatory Takeover Bid Waivers .......................................   C-79
   Reincorporation Proposals ............................................   C-79
   Expansion of Business Activities .....................................   C-79
   Related-Party Transactions ...........................................   C-79
   compensation Plans ...................................................   C-79
   Antitakeover Mechanisms ..............................................   C-79
   Shareholder Proposals ................................................   C-79

OPERATIONAL ITEMS

FINANCIAL RESULTS/DIRECTOR AND AUDITOR REPORTS

Vote FOR approval of financial statements and director and auditor reports, unless:

     - There are concerns about the accounts presented or audit procedures used; or

     - The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

APPOINTMENT OF AUDITORS AND AUDITOR FEES

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

     - There are serious concerns about the accounts presented or the audit procedures used;

     -    The auditors are being changed without explanation; or

     - Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

APPOINTMENT OF INTERNAL STATUTORY AUDITORS

Vote FOR the appointment or reelection of statutory auditors, unless:

     - There are serious concerns about the statutory reports presented or the audit procedures used;

     - Questions exist concerning any of the statutory auditors being appointed; or

     - The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ALLOCATION OF INCOME

Vote FOR approval of the allocation of income, unless:

     - The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

     -    The payout is excessive given the company's financial position.

STOCK (SCRIP) DIVIDEND ALTERNATIVE

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

AMENDMENTS TO ARTICLES OF ASSOCIATION

Vote amendments to the articles of association on a CASE-BY-CASE basis.

CHANGE IN COMPANY FISCAL TERM

Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

LOWER DISCLOSURE THRESHOLD FOR STOCK OWNERSHIP

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

AMEND QUORUM REQUIREMENTS

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

TRANSACT OTHER BUSINESS

Vote AGAINST other business when it appears as a voting item.

BOARD OF DIRECTORS

DIRECTOR ELECTIONS

Vote FOR management nominees in the election of directors, unless:

     -    Adequate disclosure has not been provided in a timely manner;

     -    There are clear concerns over questionable finances or restatements;

     -    There have been questionable transactions with conflicts of interest;

     - There are any records of abuses against minority shareholder interests; or

     -    The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote AGAINST labor representatives if they sit on either the audit or compensation committee, as they are not required to be on those committees.

Please see the International Classification of Directors on the following page.

2007 INTERNATIONAL CLASSIFICATION OF DIRECTORS

EXECUTIVE DIRECTOR

     -    Employee or executive of the company;

     - Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

NON-INDEPENDENT NON-EXECUTIVE DIRECTOR (NED)

     -    Any director who is attested by the board to be a non-independent NED;

     - Any director specifically designated as a representative of a significant shareholder of the company;

     - Any director who is also an employee or executive of a significant shareholder of the company;

     - Beneficial owner (direct or indirect) of at least 10 percent of the company's stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., members of a family that beneficially own less than 10 percent individually, but collectively own more than 10 percent), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

     -    Government representative;

     - Currently provides (or a relative(1) provides) professional services(4) to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

     - Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test(2));

     - Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

     -    Relative(1) of current employee of the company or its affiliates;

     -    Relative(1) of former executive of the company or its affiliates;

     - A new appointee elected other than by a formal process through the general meeting (such as a contractual appointment by a substantial shareholder);

     - Founder/co-founder/member of founding family but not currently an employee;

     -    Former executive (five-year cooling off period);

     - Years of service will NOT be a determining factor unless it is recommended best practice in a market:

               - 9 years (from the date of election) in the United Kingdom and Ireland;

               -    12 years in European markets.

INDEPENDENT NED

     - No material(3) connection, either direct or indirect, to the company other than a board seat.

EMPLOYEE REPRESENTATIVE

     - Represents employees or employee shareholders of the company (classified as "employee representative" but considered a non-independent NED).

FOOTNOTES:

(1) "Relative" follows the SEC's proposed definition of "immediate family members" which covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

(2) If the company makes or receives annual payments exceeding the greater of $200,000 or 5 percent of the recipient's gross revenues. (The recipient is the party receiving the financial proceeds from the transaction.)

(3) For purposes of ISS' director independence classification, "material" will be defined as a standard of relationship (financial, personal, or otherwise) that a reasonable person might conclude could potentially influence one's objectivity in the boardroom in a manner that would have a meaningful impact on an individual's ability to satisfy requisite fiduciary standards on behalf of shareholders.

(4) Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

DIRECTOR COMPENSATION

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

DISCHARGE OF BOARD AND MANAGEMENT

Vote FOR discharge of the board and management, unless:

     - There are serious questions about actions of the board or management for the year in question; or

     -    Legal action is being taken against the board by other shareholders.

Vote AGAINST proposals to remove approval of discharge of board and management from the agenda.

DIRECTOR, OFFICER, AND AUDITOR INDEMNIFICATION AND LIABILITY PROVISIONS

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

BOARD STRUCTURE

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

CAPITAL STRUCTURE

SHARE ISSUANCE REQUESTS

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

INCREASES IN AUTHORIZED CAPITAL

Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

     - The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

     - The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

REDUCTION OF CAPITAL

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

CAPITAL STRUCTURES

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional supervoting shares.

PREFERRED STOCK

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS' guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

DEBT ISSUANCE REQUESTS

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS' guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

PLEDGING OF ASSETS FOR DEBT

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

INCREASE IN BORROWING POWERS

Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

SHARE REPURCHASE PLANS

Vote FOR share repurchase plans, unless:

     -    Clear evidence of past abuse of the authority is available; or

     -    The plan contains no safeguards against selective buybacks.

REISSUANCE OF SHARES REPURCHASED

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

CAPITALIZATION OF RESERVES FOR BONUS ISSUES/INCREASE IN PAR VALUE

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

OTHER

REORGANIZATIONS/RESTRUCTURINGS

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

MERGERS AND ACQUISITIONS

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

     - Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

     - Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

     - Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

     - Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

     - Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

MANDATORY TAKEOVER BID WAIVERS

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

REINCORPORATION PROPOSALS

Vote reincorporation proposals on a CASE-BY-CASE basis.

EXPANSION OF BUSINESS ACTIVITIES

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

RELATED-PARTY TRANSACTIONS

Vote related-party transactions on a CASE-BY-CASE basis.

COMPENSATION PLANS

Vote compensation plans on a CASE-BY-CASE basis.

ANTITAKEOVER MECHANISMS

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

SHAREHOLDER PROPOSALS

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

(C) 2006 Institutional Shareholder Services Inc. All Rights Reserved.

   APPENDIX C - MACKAY SHIELDS PROXY VOTING POLICY AND PROCEDURES - EXHIBIT B

                                  INTRODUCTION:
                         TAFT-HARTLEY ADVISORY SERVICES
                             PROXY VOTING GUIDELINES

The Taft-Hartley Advisory Services Voting Policy is based upon the AFL-CIO Proxy Voting Guidelines, which comply with all the fiduciary standards delineated by the U.S. Department of Labor.

Taft-Hartley client accounts are governed by the Employee Retirement Income Security Act (ERISA). ERISA sets forth the tenets under which pension fund assets must be managed and invested. Proxy voting rights have been declared by the Department of Labor to be valuable plan assets and therefore must be exercised in accordance with the fiduciary duties of loyalty and prudence. The duty of loyalty requires that the voting fiduciary exercise proxy voting authority solely in the economic interest of participants and plan beneficiaries. The duty of prudence requires that decisions be made based on financial criteria and that a clear process exists for evaluating proxy issues.

The Taft-Hartley Advisory Services voting policy was carefully crafted to meet those requirements by promoting long-term shareholder value, emphasizing the "economic best interests" of plan participants and beneficiaries. Taft-Hartley Advisory Services will assess the short-term and long-term impact of a vote and will promote a position that is consistent with the long-term economic best interests of plan members embodied in the principle of a "worker-owner view of value."

Our guidelines address a broad range of issues, including election of directors, executive compensation, proxy contests, auditor ratification, and tender offer defenses - all significant voting items that affect long-term shareholder value. In addition, these guidelines delve deeper into workplace issues that may have an impact on corporate performance, including:

     -    Corporate policies that affect job security and wage levels;

     - Corporate policies that affect local economic development and stability;

     -    Corporate responsibility to employees and communities; and

     -    Workplace safety and health issues.

All votes will be reviewed on a case-by-case basis, and no issues will be considered strictly routine. Each issue will be considered in the context of the company under review. In other words, proxy voting guidelines are just that - guidelines. When company-specific factors are taken into account, every proxy voting decision becomes a case-by-case decision. Keeping in mind the concept that no issue is considered "routine", outlined in the following pages are general voting parameters for various types of proxy voting issues (when there are no company-specific reasons for voting to the contrary).

I) BOARD OF DIRECTORS PROPOSALS

Electing directors is the single most important stock ownership right that shareholders can exercise. The board of directors is responsible for holding management accountable to performance standards on behalf of the shareholders. Taft-Hartley Advisory Services holds directors to a high standard when voting on their election, qualifications, and compensation.

Votes on entire board of directors take into account factors that include:

     -    Company performance relative to its peers;

     - Lack of independence of the full board and key board committees (fully independent audit, compensation, and nominating committees);

     -    Board diversity;

     - Executive compensation-related (excessive salaries/bonuses/pensions, stock option repricing, misallocation of corporate funds, etc.);

     -    Failure of board to respond to majority shareholder votes.

Votes on individual director nominees are made on a case-by-case basis, taking into account factors that include:

     -    Poor attendance;

     - Independence of the key board committees (audit, compensation, and nominating);

     -    Performance of the key board committees;

     -    Failure to establish key board committees; and

     -    Interlocking and excessive directorships.

NON-INDEPENDENT CHAIRMAN: a principal function of the board is to monitor management, and a fundamental responsibility of the chairman is to monitor the company's CEO. This duty is obviously compromised when the chairman is the CEO. Approximately 60 percent of companies in both the S&P 500 and Russell 3000 have joint chairman and CEO positions. A recent McKinsey survey of board members at 500 U.S. companies found that nearly 70 percent of directors polled said a CEO should not run the board. As executive compensation is heavily correlated to the managerial power relationship in the boardroom, the separation of the CEO and chairman positions is a critical step in curtailing excessive pay. Indeed, a number of academic studies have demonstrated that executive compensation is twenty to forty percent higher if the CEO is also the chairman of the board. We WITHHOLD votes from non-independent directors who serve as board chairmen, and vote FOR proposals calling for non-executive directors who are not former CEOs or senior-level executives to serve as chairman.

INDEPENDENT DIRECTORS: Taft-Hartley Advisory Services believes that a board independent of management is of critical value to safeguard a company and its shareholders. Board independence helps ensure that directors carry out their duties in an objective manner and without manager interference to select, monitor, and compensate management. We will cast votes in a manner consistent with supporting and reinforcing this philosophy. Independence is evaluated upon factors including: past or current employment with the company or its subsidiaries; the provision of consulting services; familial relationships; board interlocks; and service with a non-profit that receives contributions from the company. We vote FOR proposals that request that the board comprise of a two-thirds majority of independent directors, and/or its audit, compensation, and nominating committees be comprised wholly of independent directors. We WITHHOLD votes from non-independent director nominees on boards that are not at least two-thirds (67 percent) independent.

BOARD STRUCTURE: Taft-Hartley Advisory Services supports the principle that all directors should be accountable to shareholder vote on an annual basis. A classified board is a board divided into separate classes (typically three), with only one class of nominees coming up to vote at the annual meeting each year. As a result, shareholders are only able to vote a single director approximately once every three years. A classified board makes it difficult to change control of the board through a proxy contest because typically only one-third of the seats will be at stake. The ultimate result is that classified boards can entrench management and preclude most takeover bids or proxy contests. Good corporate governance practice supports annually elected boards. We vote AGAINST classified boards when the issue comes up for vote.

BOARD AND COMMITTEE SIZE: While there is no hard and fast rule among institutional investors as to what may be an optimal size board, Taft-Hartley Advisory Services believes there is an acceptable range which companies should strive to meet and not exceed. A board that is too large may function inefficiently. Conversely, a board that is too small may allow the CEO to exert disproportionate influence or may stretch the time requirements of individual directors too thin. Given that the preponderance of boards in the U.S. range between five and fifteen directors, we believe this is a useful benchmark for evaluating such proposals. We vote AGAINST any proposal seeking to amend the company's board size to fewer than five seats or more than fifteen seats. On a CASE-BY-CASE basis, we consider WITHHOLDS or other action at companies that have fewer than five directors and more than 15 directors on their board.

PROPOSALS ON BOARD INCLUSIVENESS: Taft-Hartley Advisory Services votes FOR shareholder proposals asking a company to make efforts to seek more women and minority group members for service on the board. A more diverse group of directors benefits shareholders and the company.

CUMULATIVE VOTING: Under a cumulative voting scheme, shareholders are permitted to have one vote per share for each director to be elected and may apportion these votes among the director candidates in any manner they wish. This voting method allows minority shareholders to influence the outcome of director contests by "cumulating" their votes for one nominee, thereby creating a measure of independence from management control. Taft-Hartley Advisory Services votes FOR proposals to allow cumulative voting and votes AGAINST proposals to eliminate it.

POISON PILLS: Shareholder rights plans, more commonly known as poison pills, are warrants issued to shareholders allowing them to purchase shares from the company at a price far below market value when a certain ownership threshold has been reached, thereby effectively preventing a takeover. Poison pills can entrench management and give the board veto power over takeover bids, thereby altering the balance of power between shareholders and management. While we evaluate poison pills on a case-by-case basis depending on a company's particular set of circumstances, Taft-Hartley Advisory Services generally votes FOR proposals to submit a company's poison pill to shareholder vote and/or eliminate or redeem poison pills. We WITHHOLD votes from boards where a dead-hand poison pill provision is in place. From a shareholder perspective, there is no justification for a dead-hand provision.

II) CAPITAL STRUCTURE

INCREASE AUTHORIZED COMMON STOCK: corporations seek shareholder approval to increase their supply of common stock for a variety of business reasons. We vote FOR proposals to increase authorized common stock when management has provided a specific justification for the increase, evaluating proposals on a case-by-case basis. We believe that an increase of up to 50 percent is enough to allow a company to meet its capital needs. We vote AGAINST proposals to increase an authorization by more than 50 percent unless management provides compelling reasons for the increase.

DUAL CLASS STRUCTURES: Taft-Hartley Advisory Services does not support dual share class structures. Incumbent management can use a dual class structure to gain unequal voting rights. A separate class of shares with superior voting rights can allow management to concentrate its power and insulate itself from the majority of its shareholders. An additional drawback is the added cost and complication of maintaining the two class system. We will vote FOR a one share, one vote capital structure, and we will vote AGAINST the creation or continuation of dual class structures.

III) RATIFYING AUDITORS

Ratifying auditors is no longer a routine procedure. Accounting scandals at companies such as Enron and WorldCom underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. A study by Richard Frankel, Marilyn Johnson, and Karen Nelson found that the ratio of non-audit fees to total fees paid is negatively associated with stock market returns on the filing date, indicating that investors associate non-audit fees "with lower quality audits and, by implication, lower quality earnings." This study also found that companies that pay high non-audit fees are more likely to engage in earnings management.

Auditors are the backbone upon which a company's financial health is measured, and auditor independence is essential for rendering objective opinions upon which investors then rely. When an auditor is paid more in consulting fees than for auditing, its relationship with the company is left open to conflicts of interest. Because accounting scandals evaporate shareholder value, any proposal to ratify auditors is examined for potential conflicts of interest, with particular attention to the fees paid to the auditor, as well as whether the ratification of auditors has been put up for shareholder vote. Failure by a company to present its selection of auditors for shareholder ratification should be discouraged as it undermines good governance and disenfranchises shareholders.

We vote AGAINST ratification of a company's auditor if it receives more than one-quarter of its total fees for consulting and WITHHOLD votes from Audit Committee members when auditor ratification is not included on the proxy ballot and/or when consulting fees exceed audit fees. We support shareholder proposals to ensure auditor independence and effect mandatory auditor ratification.

IV) MERGERS, ACQUISITIONS, AND TRANSACTIONS

Taft-Hartley Advisory Services votes for corporate transactions that take the high road to competitiveness and company growth. Taft-Hartley Advisory Services believes that structuring merging companies to build long-term relationships with a stable and quality work force and preserving good jobs creates long-term company value. We oppose corporate transactions which indiscriminately layoff workers and shed valuable competitive resources.

Votes on mergers and acquisitions are considered on a CASE-BY-CASE basis, taking into account the following factors:

     -    Impact on shareholder value;

     - Changes in corporate governance and their impact on shareholder rights;

     -    Fairness opinion (or lack thereof);

     -    Offer price (cost vs. premium);

     -    Form and mix of payment (i.e. stock, cash, debt, etc.);

     -    Change-in-control payments to executive officers;

     -    Perspective of ownership (target vs. acquirer) in the deal;

     -    Fundamental value drivers behind the deal;

     - Anticipated financial and operating benefits realizable through combined synergies;

     -    Financial viability of the combined companies as a single entity;

     - What are the potential legal or environmental liability risks associated with the target firm?

     -    Impact on community stakeholders and employees in both workforces;

     - How will the merger adversely affect employee benefits like pensions and health care?

REINCORPORATION: Taft-Hartley Advisory Services reviews proposals to change a company's state of incorporation on a case-by-case basis. We vote FOR proposals to reincorporate in another state when the company has provided satisfactory business reasons and there is no significant reduction in shareholder rights. We vote AGAINST proposals to reincorporate that reduce shareholder rights. In cases of offshore reincorporations to tax havens, among other factors, we evaluate the effect upon any and all legal recourse of shareholders in a new jurisdiction, potential harm to company brands and image, and any actual, qualified economic benefit.

V) EXECUTIVE COMPENSATION

STOCK OPTION PLANS: Taft-Hartley Advisory Services supports compensating executives at a reasonable rate and believes that executive compensation should be strongly correlated to performance. Stock option and other forms of compensation should be performance-based with an eye toward improving shareholder value. Well-designed stock option plans align the interests of executives and shareholders by providing that executives benefit when stock prices rise as the company-- and shareholders-- prosper together.

Many plans sponsored by management provide goals so easily attained that executives can realize massive rewards even though shareholder value is not necessarily created. Stock options that are awarded selectively and excessively can dilute shareholders' share value and voting power. In general, Taft-Hartley Advisory Services supports plans that are offered at fair terms to executives who satisfy well-defined performance goals. We evaluate option plans on a case-by-case basis, taking into consideration factors including: offer price, dilution to outstanding share value, dilution to share voting power, stock option expensing, annual burn rate, executive concentration ratios, pay-for-performance and the presence of any repricing provisions. We support plans that retain tax deductibility through the use of performance goals and oppose plans whose award size exceeds the tax deduction limit.

Taft-Hartley Advisory Services votes FOR option plans that provide legitimately challenging performance targets that truly motivate executives in the pursuit of excellent performance. Likewise, we vote AGAINST plans that offer unreasonable benefits to executives that are not available to any other shareholders.

STOCK OPTION EXPENSING: A recent long-term study of stock option awards found that there was no correlation whatsoever between executive stock ownership and company performance. Given stock option's accounting treatment of not being charged as an expense against earnings, options have provided the ultimate tax dodge for companies wishing to lavishly compensate employees. Misused stock options can give executives an incentive to inflate their company's earnings or make irresponsibly optimistic forecasts in order to cash in on options in hand. Taft-Hartley Advisory Services supports shareholder resolutions calling for stock option grants to be treated as an expense and opposes the use of stock options if the stock options are not fully expensed.

PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY: Taft-Hartley Advisory Services votes FOR shareholder proposals that seek additional disclosure of executive and director pay information (current SEC requirements only call for the disclosure of the top five most highly compensated executives and only if they earn more than $100,000 in salary and benefits). We vote FOR shareholder proposals that seek to eliminate outside directors' retirement benefits. We review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay. This includes shareholder proposals that seek to link executive compensation to customer, employee, or stakeholder satisfaction.

GOLDEN PARACHUTES: golden parachutes are designed to protect the senior level employees of a corporation in the event of a change-in-control. Under most golden parachute agreements, senior level management employees receive a lump sum pay-out triggered by a change-in-control at usually two to three times base salary. These severance agreements grant extremely generous benefits to well-paid executives and most often offer no value to shareholders. Taft-Hartley Advisory Services votes FOR shareholder proposals to have all golden parachute agreements submitted for shareholder ratification, and we generally vote AGAINST all proposals to ratify golden parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS): Taft-Hartley Advisory Services generally votes FOR ESOPs which allow a company's employees to acquire stock in the company at a slight discount. Such plans help link employees' self-interest to the interests of the shareholders, thereby benefiting the company, its customers, and shareholders and creating long-term company value.

VI) SOCIAL AND ENVIRONMENTAL ISSUES

Increasingly, shareholders are presenting proposals related to company environmental practices, workplace practices, social issues and sustainability goals. Taft-Hartley Advisory Services provides specific narrative explanations for votes on these types of shareholder proposals. Taft-Hartley Advisory Services evaluates shareholder proposals on a case-by-case basis to determine if they are in the best economic interests of the plan participants and beneficiaries. Taft-Hartley Advisory Services' clients select investment strategies and criteria for their portfolios. Taft-Hartley Advisory Services views its responsibility to protect plan beneficiary economic interests through the use of the proxy. To meet this obligation, Taft-Hartley Advisory Services votes consistent with the economic best interests of the participants and beneficiaries to create "high road" shareholder and economic value.

In most cases, Taft-Hartley Advisory Services supports proposals that request management to report to shareholders information and practices that would help in evaluating the company's operations. In order to be able to intelligently monitor their investments, shareholders often need information best provided by the company itself. Taft-Hartley Advisory Services supports proposals that seek management compliance with shareholder interests to ensure that shareholders are fully informed about actions harmful to society with special attention to the company's legal and ethical obligations, impact on company profitability, and the potential negative publicity for disreputable practices.

CERES PRINCIPLES: the CERES Principles, formulated by the Coalition of Environmentally Responsible Economies, require signing companies to address environmental issues, including protection of the biosphere, sustainable use of natural resources, reduction and disposal of wastes, energy conservation, and employee and community risk reduction. Evidence suggests that environmentally conscious companies may realize long-term savings by implementing programs to pollute less and conserve resources while realizing good public relations and new marketing opportunities. Moreover, the reports that are required of signing companies provide shareholders with more information concerning topics they may deem relevant to their company's financial well-being.

Many companies have voluntarily adopted these principles and proven that environmental sensitivity makes good business sense. Taft-Hartley Advisory Services supports proposals that improve a company's public image, reduce exposure to liabilities, and establish standards so that environmentally responsible companies and markets are not at a competitive financial disadvantage. Taft-Hartley Advisory Services votes FOR the adoption of the CERES Principles and FOR reporting to shareholders on environmental issues.

CORPORATE CONDUCT, HUMAN RIGHTS, AND LABOR CODES: Taft-Hartley Advisory Services generally supports proposals that call for the adoption and/or enforcement of clear principles or codes of conduct relating to countries in which there are systematic violations of human rights. These conditions include the use of slave, child, or prison labor, undemocratically elected governments, widespread reports by human rights advocates, fervent pro-democracy protests, and/or economic sanctions and boycotts.

Many proposals refer to the seven core conventions, commonly referred to as the "Declaration on Fundamental Principles and Rights At Work," ratified by the International Labor Organization (ILO). The seven conventions fall under four broad categories: i) Right to organize and bargain collectively; ii) Non-discrimination in employment; iii) Abolition of forced labor; and iv) End of child labor. Each of the 180 member nations of the ILO body are bound to respect and promote these rights to the best of their abilities. Taft-Hartley Advisory Services supports the principles and codes of conduct relating to company investment in countries with patterns of human rights abuses (Northern Ireland, Columbia, Burma, former Soviet Union, and China). Taft-Hartley Advisory Services votes FOR proposals to implement and report on ILO codes of conduct.

          Introduction to Taft-Hartley Advisory Services Proxy Voting Guidelines
                            Copyright (C)2006 by Taft-Hartley Advisory Services,
                    a division of Institutional Shareholder Services, Inc. (ISS)

   APPENDIX C - MACKAY SHIELDS PROXY VOTING POLICY AND PROCEDURES - EXHIBIT C

                        PROXY VOTE OVERRIDE/DECISION FORM

Portfolio Manager Requesting Override/Making Decision:

________________________________________________________________________________

Portfolio Management Product Area (check one):

[ ] Growth
[ ] Value                [ ] International Equity   [ ] Convertible
[ ] Fixed (High Yield)   [ ] Fixed (High Grade)

Security Issuer:

________________________________________________________________________________

Security's exchange ticker symbol:

________________________________________________________________________________

Cusip #:

________________________________________________________________________________

# of Shares held:

________________________________________________________________________________

Percentage of outstanding shares held:

________________________________________________________________________________

Type of accounts holding security: Mutual Funds (name each fund): ______________

     Separate Accounts (specify number): _______________________________________

     Other (describe): _________________________________________________________

Applicable Guidelines (check one):
     [ ] MacKay Standard (A or B)
     [ ] Other (specify):

Shareholder Meeting Date:

________________________________________________________________________________

Response Deadline:

________________________________________________________________________________

Brief Description of the Matter to be Voted On:

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

Proposal Type (check one):
[ ] Management Proposal
[ ] Shareholder Proposal (identify proponent: _________________________________)

Recommended vote by issuer's management
(check one):                              [ ] For       [ ] Against

Recommended vote by ISS (check one):      [ ] For       [ ] Against
                                          [ ] Abstain   [ ] No Recommendation

Portfolio manager recommended vote
(check one):                              [ ] For       [ ] Against
                                          [ ] Abstain

Describe in detail why you believe this override/decision is in the client's best interest (attach supporting documentation):

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

Are you aware of any relationship between the issuer, or its officers or directors, and MacKay Shields or any of its affiliates?

[ ] No   [ ] Yes (describe below)

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

Are you aware of any relationship between the issuer, including its officers or directors, and any executive officers of MacKay Shields or any of its affiliates?

[ ] No   [ ] Yes (describe below)

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

Are you aware of any relationship between the proponent of the proxy proposal (if not the issuer) and MacKay Shields or any of its affiliates?

[ ] No   [ ] Yes (describe below)
________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

Has anyone (outside of your portfolio management area) contacted you in an attempt to influence your decision to vote this proxy matter?

[ ] No   [ ] Yes

If yes, please describe below who contacted you and on whose behalf, the manner in which you were contacted (such as by phone, by mail, as part of group, individually etc.), the subject matter of the communication and any other relevant information, and attach copies of any written communications.

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

Are you aware of any facts related to this proxy vote that may present a potential conflict of interest with the interests of the client(s) on whose behalf the proxies are to be voted?

[ ] No   [ ] Yes (describe below)
________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

CERTIFICATION:

The undersigned hereby certifies that to the best of his or her knowledge, the above statements are complete and accurate, and that such override/decision is in the client(s)' best interests without regard to the interests of MacKay Shields or any related parties.

Date: __________________________________________________________________________

Name: __________________________________________________________________________

Title: _________________________________________________________________________

Product Head Concurrence with Override Request/Decision:

Date: __________________________________________________________________________

Name: __________________________________________________________________________

Title: _________________________________________________________________________

Legal/Compliance Action:

[ ] Override/decision approved

[ ] Referred to Compliance Committee for Further Consideration

Date: __________________________________________________________________________

Name: __________________________________________________________________________

Title: _________________________________________________________________________

                    COLUMBIA FUNDS VARIABLE INSURANCE TRUST I

                              ONE FINANCIAL CENTER
                           BOSTON, MASSACHUSETTS 02111
                                 (866) 348-1468

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

          All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 333-40265; 811-08481)

EXHIBIT LETTER   DESCRIPTION
--------------   -----------
(a)              Articles of Incorporation:

(a)(1) Amended and Restated Declaration of Trust dated May 1, 2006, incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed April 28, 2006.

(a)(2)           Certification of Amendment of Certificate of Trust dated April
                 24, 2006, incorporated by reference to Post Effective Amendment
                 No. 21 to the Registration Statement, filed May 14, 2006.

(b)              Bylaws:

(b)(1) Amended and Restated Bylaws dated May 1, 2006, incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed April 28, 2006.

(c)              Instruments Defining Rights of Securities Holders:

                 Not Applicable.

EXHIBIT LETTER   DESCRIPTION
--------------   -----------
(d)              Investment Advisory Contracts:

(d)(1)           Investment Advisory Agreement between Columbia Management
                 Advisors, LLC ("CMA") and Columbia Funds Variable Insurance
                 Trust I (the "Registrant") dated September 30, 2005, Schedule I current as of October 2, 2006, filed herewith.

(d)(2) Investment Advisory Agreement between CMA and the Registrant dated September 30, 2005, Schedule I current as of October 2,
                 2006, filed herewith.

(d)(3)           Sub-Advisory Agreement among CMA, Marsico Capital Management,
                 LLC ("Marsico") and the Registrant dated September 30, 2006,
                 Schedule I current as of September 30, 2006, filed herewith.

(d)(4)           Sub-Advisory Agreement among CMA, MacKay Shields LLC ("MacKay
                 Shields") and the Registrant dated September 30, 2005, Schedule
                 I current as of October 2, 2006, filed herewith.

(e)              Underwriting Contract:

(e)(1)           Distribution Agreement between the Registrant and Columbia
                 Management Distributors, Inc. ("CMD") dated August 22, 2005,
                 Schedule II last amended October 2, 2006, filed herewith.

(f)              Bonus or Profit Sharing Contracts:

(f)(1)           Deferred Compensation Plan adopted August 6, 1997, last amended
                 November 19, 2003, incorporated by reference to Post-Effective
                 Amendment No. 15 to the Registration Statement, filed April 30,
                 2004.

(g)              Custodian Agreements:

(g)(1)           Master Custodian Agreement between the Registrant and State
                 Street Bank and Trust Company ("State Street") dated June 13,
                 2005, Appendix A last amended October 2, 2006, incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement, filed September 28, 2006.

EXHIBIT LETTER   DESCRIPTION
--------------   -----------
(h)              Other Material Contracts:

(h)(1)           Administration Agreement between the Registrant and CMA, dated
                 December 1, 2005, Schedule A current as of October 2, 2006, filed herewith.

(h)(2)           Pricing and Bookkeeping Agreement between the Registrant and
                 CMA, dated December 1, 2005, Schedule A current as of October
                 2, 2006, filed herewith.

(h)(3)           Transfer Agency and Services Agreement between the Registrant,
                 Columbia Funds Services, Inc. (also known as Columbia
                 Management Services, Inc. ("CMS")) and CMA dated September 30,
                 2005, Appendix I current as of October 2, 2006, filed herewith.

(h)(4)           Participation Agreement with Hartford Life Insurance Company
                 ("Hartford") dated March 13, 1998, incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement, filed March 7, 2000.

(h)(5) Amendment No. 1 to the Participation Agreement with Hartford dated May 1, 2002, incorporated by reference to Post-Effective
                 Amendment No. 15 to the Registration Statement, filed April 30,
                 2004.

(h)(6) Amendment No. 2 to the Participation Agreement with Hartford dated May 1, 2003, incorporated by reference to Post-Effective
                 Amendment No. 18 to the Registration Statement, filed April 29,
                 2005.

(h)(7)           Participation Agreement with Anchor National Life Insurance
                 Company dated December 1, 2000, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed April 30, 2004.

(h)(8)           Participation Agreement among the Registrant, Transamerica Life
                 Insurance Company ("Transamerica"), Stephens Inc. and AFSG
                 Securities Corporation dated May 1, 2001, incorporated by reference to Post-Effective Amendment No. 8 to the Registration
                 Statement, filed April 30, 2001.

(h)(9)           Amendment No. 1 to the Participation Agreement with
                 Transamerica dated May 1, 2002, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed April 30, 2004.

EXHIBIT LETTER   DESCRIPTION
--------------   -----------
(h)(10)          Amendment No. 2 to the Participation Agreement with
                 Transamerica dated May 1, 2003, incorporated by reference to
                 Post-Effective Amendment No. 15 to the Registration Statement,
                 filed April 30, 2004.

(h)(11)          Amendment No. 3 to the Participation Agreement with
                 Transamerica dated May 1, 2004, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed April 30, 2004.

(h)(12)          Participation Agreement with GE Life and Annuity Assurance
                 Company dated May 1, 2003, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed April 30, 2004.

(h)(13)          Participation Agreement with First SunAmerica Life Insurance
                 Company dated January 1, 2003, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed April 30, 2004.

(h)(14)          Participation Agreement with Sun Life Assurance Company of
                 Canada and Sun Life Insurance and Annuity Company of New York, dated March 22, 2005, incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, filed December 22, 2005.

(h)(15) Form of Mutual Fund Fee and Expense Agreement between CMA, CMD and the Registrant dated October 18, 2006, filed herewith.

(h)(16) Form of Mutual Fund Sales Agreement, incorporated by reference to Post-Effective Amendment No. 20 to the Registration
                 Statement, filed April 28, 2006.

(h)(17) Form of Shareholder Servicing Agreement, incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed April 28, 2006.

(i)              Legal Opinion

(i)(1)           Opinion of Morrison & Foerster LLP, filed herewith.

(j)              Other Opinions

(j)(1)           Opinion of PricewaterhouseCoopers LLP, filed herewith.

EXHIBIT LETTER   DESCRIPTION
--------------   -----------
(k)              Omitted Financial Statements

                 Not Applicable.

(l)              Initial Capital Agreement:

(l)(1)           Investment Letter, incorporated by reference to Pre-Effective
                 Amendment No. 1 to the Registration Statement, filed February
                 20, 1998.

(m)              Rule 12b-1 Plan:

(m)(1) Distribution Plan relating to Class B Shares, Exhibit A current as of October 2, 2006, filed herewith.

(n)              Rule 18f-3 Plan:

(n)(1) Rule 18f-3 Multi-Class Plan, approved August 16, 2006, last amended October 2, 2006, incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement, filed September 28, 2006.

(p)              Codes of Ethics:

(p)(1)           Columbia Management Group Code of Ethics, effective July 1,
                 2007, filed herewith.

(p)(2)           Marsico Code of Ethics, filed herewith.

(p)(3)           MacKay Shields Code of Ethics, filed herewith.

(q)(1)           Powers of Attorney for Minor Mickel Shaw, Edward J. Boudreau,
                 Jr., William A. Hawkins, R. Glenn Hilliard, William P.
                 Carmichael, incorporated by reference to Post-Effective
                 Amendment No. 21 to the Registration Statement, filed June 14,
                 2006.

ITEM 24. PERSONS CONTROLLED BY OF UNDER COMMON CONTROL WITH THE FUND

          No person is controlled by or under common control with the Registrant.

ITEM 25. INDEMNIFICATION

          Article V, Section 5.3 of the Registrant's Declaration of Trust provides for the indemnification of the Registrant's trustees, officers, employees and other agents. Indemnification of the Registrant's administrators, distributor, custodian and transfer agent is provided for, respectively, in the
Registrant's:

          1. Administration Agreement with CMA;

          2. Distribution Agreement with CMD;

          3. Custody Agreement with State Street; and

          4. Transfer Agency and Services Agreement with CMS and CMA.

          Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in such case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

          The Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with the Registrant. The Registrant will comply with Rule 484 under the Securities Act of 1933, as amended (the "1933 Act") and Release No. 11330 under the Investment Company Act of 1940, as amended (the "1940 Act"), in connection with any indemnification.

          Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission ("SEC") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

     To the knowledge of the Registrant, none of the directors or officers of CMA, the adviser to the Registrant's portfolios, or Marsico, or MacKay Shields, the investment sub-advisers, except those set forth below, are or have been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of CMA or Marsico, or other subsidiaries of Bank of America Corporation.

     (a) CMA performs investment sub-advisory services for the Registrant and certain other customers. CMA is a wholly-owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by CMA (formerly, Banc of America Capital Management, LLC ("BACAP")) with the SEC pursuant to the Advisers Act (File no. 801-50372).

     (b) Marsico performs investment sub-advisory services for the Registrant and certain other customers. Marsico is a wholly-owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by Marsico with the SEC pursuant to the Advisers Act (File no. 801-54914).

     (c) MacKay Shields performs investment sub-advisory services for the Registrant and certain other customers. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by MacKay Shields with the SEC pursuant to Advisers Act (File no. 801-5594).

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) CMD, distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as distributor for Columbia Funds Series Trust and as placement agent for the Columbia Funds Master Investment Trust, LLC, both of which are registered open-end management investment companies. CMD is also the Registrant's principal underwriter. CMD acts in such capacity for each series of Banc of America Funds Trust, Columbia Funds Series Trust I,

Columbia Funds Variable Insurance Trust I, Columbia Acorn Trust and Wanger Advisors Trust.

     (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by CMD with the SEC pursuant to the 1940 Act (file No. 801-49874).

     (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     (1) CMA, One Financial Center, Boston, MA 02111 (records relating to its function as investment adviser and administrator).

     (2) Marsico, 1200 17th Street, Suite 1600, Denver, CO 80202 (records relating to its function as investment sub-adviser).

     (3) MacKay Shields, 9 West 57th Street, New York, New York, 10019 (records relating to its function as investment sub-advisor).

     (4) CMS, P.O. Box 8081, Boston, MA 02111 (records relating to its function as transfer agent).

     (5) State Street, Two Avenue de Lafayette, LCC/4S, Boston, MA 02111 (records relating to its function as custodian).

     (6) CMD, One Financial Center, Boston, MA 02111 (records relating to its function as distributor).

ITEM 29. MANAGEMENT SERVICES

     Not Applicable.

ITEM 30. UNDERTAKINGS

     Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, Commonwealth of Massachusetts on the 27th day of April, 2007.

                                        COLUMBIA FUNDS VARIABLE INSURANCE
                                        TRUST I


                                        By: /s/ Christopher L. Wilson
                                            ------------------------------------
                                            Christopher L. Wilson
                                            President and Chief Executive
                                            Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

             SIGNATURES                              TITLE                      DATE
             ----------                              -----                      ----


/s/ Christopher L. Wilson                         President and            April 27, 2007
-------------------------------------        Chief Executive Officer
(Christopher L. Wilson)                   (Principal Executive Officer)


/s/ J. Kevin Connaughton                Senior Vice President, Treasurer   April 27, 2007
-------------------------------------      and Chief Financial Officer
(J. Kevin Connaughton)                    (Principal Financial Officer)


/s/ Michael G. Clarke                         Assistant Treasurer          April 27, 2007
-------------------------------------     and Chief Accounting Officer
(Michael G. Clarke)                      (Principal Accounting Officer)


                *                                   Chairman               April 27, 2007
-------------------------------------       of the Board of Trustees
(William P. Carmichael)


                *                                    Trustee               April 27, 2007
-------------------------------------
(Edward J. Boudreau, Jr.)


                *                                    Trustee               April 27, 2007
-------------------------------------
(William A. Hawkins)


                *                                    Trustee               April 27, 2007
-------------------------------------
(R. Glenn Hilliard)


                *                                    Trustee               April 27, 2007
-------------------------------------
(Minor Mickel Shaw)


* /s/ James R. Bordewick, Jr.
-------------------------------------
James R. Bordewick, Jr.**

*    Attorney-in-Fact for each Trustee

** Executed by James R. Bordewick, Jr. on behalf of those indicated pursuant to a Power of Attorney dated May 16, 2006, incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission via EDGAR on June 14, 2006.